UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07257

                       SEI INSTITUTIONAL INVESTMENTS TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                               C/O CT CORPORATION
                                 101 FEDERAL ST.
                                BOSTON, MA 02110
               (Address of principal executive offices) (Zip code)

                               C/O CT CORPORATION
                                 101 FEDERAL ST.
                                BOSTON, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                      DATE OF FISCAL YEAR END: MAY 31, 2008

                   DATE OF REPORTING PERIOD: FEBRUARY 29, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 94.5%

CONSUMER DISCRETIONARY -- 9.3%
   Abercrombie & Fitch, Cl A                              2,000   $         155
   Aeropostale*                                             900              24
   Amazon.com* (A)                                       10,360             668
   American Eagle Outfitters                                700              15
   AnnTaylor Stores*                                        500              12
   Apollo Group, Cl A* (A)                                8,500             522
   Asbury Automotive Group                                5,400              76
   Autoliv                                                4,000             199
   Autozone*                                                487              56
   Barnes & Noble                                         4,300             121
   Best Buy(A)                                            7,500             323
   Big Lots* (A)                                          2,400              40
   Black & Decker                                           200              14
   BorgWarner                                             4,100             177
   Brinker International                                 13,850             255
   Brunswick                                              4,600              75
   Cablevision Systems, Cl A*                             6,426             172
   Cache*                                                 3,700              37
   Capella Education*                                     2,100             111
   Career Education*                                      1,200              18
   CBS, Cl B                                             28,022             639
   Centex                                                 3,300              73
   Central European Media Enterprises, Cl A*                300              28
   Charlotte Russe Holding* (A)                           2,500              49
   Christopher & Banks                                    7,200              78
   Clear Channel Communications                           2,225              71
   Coach*                                                 2,100              64
   Comcast, Cl A(A)                                      30,707             600
   CROCS* (A)                                             2,900              71
   Dick's Sporting Goods*                                 5,400             149
   DIRECTV Group*                                        31,700             794
   Discovery Holding, Cl A*                              10,600             239
   DISH Network, Cl A*                                    1,643              49
   Dollar Tree Stores*                                   12,000             322
   Eastman Kodak(A)                                      13,200             224
   Expedia* (A)                                           6,900             158
   Family Dollar Stores                                     100               2
   Ford Motor* (A)                                       10,100              66
   Fortune Brands(A)                                     10,858             706
   GameStop, Cl A*                                        4,700             199
   Gannett(A)                                            11,400             344
   Gap                                                      700              14
   Garmin(A)                                              1,300              76
   General Motors(A)                                      6,961             162
   Gentex                                                 1,900              31
   Genuine Parts                                          1,358              56
   Goodyear Tire & Rubber*                                5,300             144
   Group 1 Automotive(A)                                  1,000              25
   Guess ?                                                1,600              66
   Gymboree*                                              4,700             186
   H&R Block                                                800              15
   Hanesbrands*                                           1,600              47
   Harley-Davidson                                        3,200             119
   Harman International Industries                          300              12
   Hasbro                                                15,400             397
   Home Depot(A)                                         28,400             754
   IAC* (A)                                              10,000             199
   Idearc                                                 9,832              47

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   International Game Technology                         35,000   $       1,580
   Interpublic Group*                                       400               3
   ITT Educational Services*                              1,900             105
   Jack in the Box*                                       6,600             173
   Jarden*                                                  200               5
   John Wiley & Sons, Cl A                                1,400              51
   Johnson Controls                                       9,116             299
   Jones Apparel Group(A)                                14,000             198
   KB Home(A)                                             7,800             187
   Kimball International, Cl B                            4,100              43
   Kohl's*                                                  594              26
   Lamar Advertising, Cl A(A)                             4,952             189
   Las Vegas Sands*                                         300              25
   Liberty Global, Cl A* (A)                             12,074             454
   Liberty Media - Capital, Ser A*                        4,500             522
   Limited Brands                                         3,300              50
   Lowe's                                                47,050           1,127
   Macy's                                                 4,300             106
   Magna International, Cl A                              1,800             132
   Marvel Entertainment*                                  5,600             141
   Mattel                                                13,300             257
   McDonald's                                            42,437           2,297
   McGraw-Hill                                           19,386             793
   Media General, Cl A                                      600               9
   Meredith                                                 400              17
   MGM Mirage* (A)                                       19,876           1,224
   Mohawk Industries* (A)                                   800              57
   Newell Rubbermaid                                     11,584             263
   News, Cl A                                            11,939             220
   Nike, Cl B(A)                                         17,030           1,024
   Omnicom Group                                          1,760              79
   Orient-Express Hotels, Cl A                              200              11
   Penn National Gaming*                                  2,500             115
   Phillips-Van Heusen                                      300              11
   Polo Ralph Lauren, Cl A                                  422              26
   Pulte Homes(A)                                         5,200              70
   R.H. Donnelley* (A)                                    2,200              16
   RadioShack(A)                                          2,100              37
   Regal Entertainment Group, Cl A(A)                       600              12
   Rent-A-Center, Cl A*                                   6,400             110
   Reuters Group ADR                                     13,000             921
   Saks*                                                  1,800              28
   Scientific Games, Cl A* (A)                            1,100              23
   Service International                                  8,100              87
   Shaw Communications, Cl B                             11,800             230
   Sherwin-Williams                                       3,825             198
   Snap-On                                                  117               6
   Staples                                               65,000           1,445
   Target                                                16,054             845
   Tiffany                                                1,700              64
   Tim Hortons                                            1,395              49
   Time Warner                                           80,563           1,259
   Time Warner Cable, Cl A*                                 200               5
   TJX                                                    2,300              74
   Toll Brothers*                                           700              15
   Valassis Communications* (A)                           6,100              68
   VF                                                     3,359             255
   Viacom, Cl B*                                         20,938             832
   WABCO Holdings                                           800              33
   Walt Disney                                           33,342           1,082
   Warnaco Group*                                         4,800             180


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Weight Watchers International                         26,400   $       1,240
   Whirlpool                                              1,400             118
   Wyndham Worldwide                                      2,800              62
   Wynn Resorts                                             500              50
   Yum! Brands                                           14,654             505
                                                                  --------------
                                                                         32,083
                                                                  --------------
CONSUMER STAPLES -- 8.7%
   Alberto-Culver, Cl B                                     900              24
   Altria Group                                          14,811           1,083
   Anheuser-Busch                                        14,379             677
   Archer-Daniels-Midland                                 4,800             216
   Avon Products                                          3,600             138
   BJ's Wholesale Club*                                     400              13
   Brown-Forman, Cl B                                     2,700             172
   Bunge(A)                                                 900             100
   Church & Dwight                                        1,100              59
   Clorox                                                 2,400             140
   Coca-Cola                                             47,601           2,783
   Coca-Cola Enterprises                                 14,200             347
   Colgate-Palmolive                                     10,026             763
   ConAgra Foods                                         19,800             438
   Constellation Brands, Cl A*                            3,000              58
   Corn Products International                            2,200              81
   Costco Wholesale                                      13,100             811
   CVS                                                   32,867           1,327
   Dean Foods                                               733              16
   Energizer Holdings* (A)                                2,200             204
   Estee Lauder, Cl A                                       800              34
   General Mills                                          8,946             500
   Hansen Natural*                                          500              21
   HJ Heinz                                               4,207             186
   Hormel Foods                                           5,300             217
   JM Smucker                                             1,800              92
   Kellogg                                                6,282             319
   Kimberly-Clark                                        10,454             681
   Kraft Foods, Cl A                                     15,644             487
   Kroger                                                49,422           1,198
   Loews - Carolina                                       2,759             208
   McCormick                                                381              13
   Molson Coors Brewing, Cl B                             2,100             113
   NBTY*                                                    100               3
   Nu Skin Enterprises, Cl A                              4,800              79
   Pepsi Bottling Group                                   9,000             306
   PepsiAmericas                                          2,500              63
   PepsiCo                                               44,297           3,081
   Prestige Brands Holdings* (A)                          2,000              15
   Procter & Gamble                                      94,854           6,278
   Reynolds American(A)                                  10,360             660
   Safeway                                               15,876             456
   Sara Lee                                               9,000             114
   Smithfield Foods*                                      2,000              55
   Supervalu(A)                                          16,481             433
   Sysco                                                  5,724             161
   Tyson Foods, Cl A                                     17,500             252
   UST                                                    3,400             185
   Walgreen                                              35,400           1,292
   Wal-Mart Stores                                       45,912           2,277
   Whole Foods Market                                     1,300              46
   WM Wrigley Jr.                                         9,916             593
                                                                  --------------
                                                                         29,868
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

ENERGY -- 12.4%
   Anadarko Petroleum                                     2,400   $         153
   Apache                                                 4,404             505
   Baker Hughes                                          17,301           1,164
   BP PLC ADR                                             1,200              78
   Cabot Oil & Gas                                          400              20
   Cameron International*                                17,458             742
   Cheniere Energy* (A)                                     400              12
   Chesapeake Energy(A)                                  36,550           1,653
   Chevron                                               62,082           5,380
   Cimarex Energy                                         5,400             285
   ConocoPhillips                                        48,927           4,047
   Consol Energy                                            400              30
   Denbury Resources*                                     2,700              86
   Devon Energy                                          10,290           1,057
   Diamond Offshore Drilling                                400              48
   Dresser-Rand Group*                                    2,600              89
   EOG Resources(A)                                       2,000             238
   Exxon Mobil                                          129,287          11,248
   FMC Technologies*                                      1,700              96
   Forest Oil*                                              600              30
   Frontier Oil                                           1,900              68
   Frontline                                                300              14
   Global Industries*                                     2,600              48
   Grant Prideco*                                           100               5
   Halliburton                                           21,500             823
   Helmerich & Payne                                        900              40
   Hess                                                  12,713           1,185
   Holly                                                  4,200             224
   Hornbeck Offshore Services*                            3,200             144
   Marathon Oil                                          34,288           1,823
   Massey Energy                                          1,700              65
   Murphy Oil                                             3,300             265
   National Oilwell Varco*                                3,000             187
   Noble                                                  1,200              59
   Noble Energy                                           2,074             161
   Occidental Petroleum                                  17,600           1,362
   Oceaneering International*                             1,100              66
   Overseas Shipholding Group                               500              31
   Patterson-UTI Energy                                  11,300             268
   Peabody Energy                                           200              11
   Petro-Canada                                           4,800             231
   Pride International*                                     400              14
   Quicksilver Resources*                                   200               7
   Range Resources                                          300              18
   Rowan                                                    300              12
   SandRidge Energy*                                      4,900             184
   Schlumberger                                          34,006           2,940
   SEACOR Holdings* (A)                                   1,300             125
   Smith International(A)                                 2,500             158
   Suncor Energy                                         14,852           1,533
   Sunoco                                                12,800             782
   Superior Energy Services*                                600              24
   Teekay                                                   500              21
   Tesoro                                                 4,100             152
   Tidewater                                              3,700             208
   Transocean                                             1,580             222
   Unit*                                                    100               6
   Valero Energy                                         11,500             664
   Weatherford International* (A)                        18,110           1,248
   Williams                                                 500              18


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   XTO Energy                                               987   $          61
                                                                  --------------
                                                                         42,438
                                                                  --------------
FINANCIALS -- 15.0%
   ACE                                                    3,630             204
   Aflac                                                  2,440             152
   Alleghany* (A)                                           104              38
   Allied Capital                                           667              15
   Allied World Assurance Holdings                          300              13
   Allstate                                              26,399           1,260
   American Express                                       3,097             131
   American Financial Group                              12,800             331
   American International Group(A)                       59,320           2,779
   Ameriprise Financial                                   4,658             236
   Annaly Capital Management+++                          17,400             361
   Anthracite Capital+++ (A)                                194               1
   AON                                                    9,461             394
   Apollo Investments*                                      400               6
   Assurant                                               7,507             470
   Astoria Financial                                      1,315              34
   Axis Capital Holdings                                 15,700             579
   Bancorpsouth                                           1,600              36
   Bank of America(A)                                   116,109           4,615
   Bank of Hawaii                                           300              14
   Bank of New York Mellon                                4,586             201
   BB&T(A)                                               10,634             331
   Bear Stearns                                           1,044              83
   Brandywine Realty Trust+++                             5,300              89
   Camden Property Trust+++                                 300              14
   CBL & Associates Properties+++                         4,300             100
   Central Pacific Financial                              3,800              70
   Charles Schwab                                        57,655           1,131
   Chubb                                                 21,172           1,078
   Cincinnati Financial                                     300              11
   CIT Group                                             20,448             454
   Citigroup                                            132,747           3,148
   City National                                            400              21
   CME Group, Cl A                                        5,559           2,853
   Colonial BancGroup(A)                                  1,300              16
   Comerica                                              16,591             601
   Commerce Bancorp                                       1,500              57
   Commerce Bancshares City MO                              300              12
   Countrywide Financial(A)                               5,100              32
   Credicorp                                                300              22
   Cullen/Frost Bankers                                     300              15
   Discover Financial Services                           29,403             443
   Douglas Emmett+++                                        600              13
   East West Bancorp                                        600              11
   Eaton Vance(A)                                         3,500             111
   Endurance Specialty Holdings                           8,600             338
   Everest Re Group                                       5,400             523
   Fannie Mae                                            11,914             329
   Federated Investors, Cl B                              4,200             170
   Fidelity National Financial, Cl A                        300               5
   Fifth Third Bancorp(A)                                16,356             375
   First American                                         1,100              38
   Forest City Enterprises, Cl A                          2,052              72
   Franklin Resources                                     5,559             525
   Freddie Mac                                            8,100             204
   Fulton Financial                                       2,800              33
   General Growth Properties+++                           1,500              53
   Genworth Financial, Cl A                               3,400              79

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Goldman Sachs Group                                    7,364   $       1,250
   Hartford Financial Services Group                      9,079             635
   Hercules Technology Growth Capital                     1,000              12
   Hospitality Properties Trust+++                        5,600             204
   Hudson City Bancorp(A)                                27,300             434
   Huntington Bancshares                                    700               9
   IndyMac Bancorp(A)                                     5,100              31
   IntercontinentalExchange*                             15,700           2,046
   Investment Technology Group*                           1,300              61
   Janus Capital Group(A)                                20,600             499
   Jefferies Group                                        1,400              25
   Jones Lang LaSalle                                     3,700             282
   JPMorgan Chase                                        95,705           3,891
   Keycorp                                               17,317             382
   Lazard, Cl A                                          10,300             393
   Lehman Brothers Holdings(A)                            6,999             357
   Leucadia National(A)                                   5,100             231
   Lincoln National                                       3,700             189
   Loews                                                 10,147             425
   M&T Bank                                                 200              16
   Markel*                                                  129              60
   Marsh & McLennan(A)                                    3,425              87
   Marshall & Ilsley                                      1,100              26
   MBIA(A)                                                1,700              22
   MCG Capital                                            2,800              34
   Merrill Lynch(A)                                      16,607             823
   MetLife(A)                                             7,690             448
   MF Global*                                             2,000              35
   MGIC Investment(A)                                     4,900              73
   Montpelier Re Holdings(A)                              8,300             132
   Moody's(A)                                             2,100              80
   Morgan Stanley                                        20,891             880
   NASDAQ Stock Market*                                     300              12
   National City                                          6,209              98
   Nationwide Financial Services                          5,700             235
   New York Community Bancorp                             6,600             108
   Northern Trust                                           965              65
   NorthStar Realty Finance+++ (A)                       12,300             109
   NYSE Euronext                                          1,300              85
   Old Republic International                             8,000             110
   Oriental Financial Group                               4,500              94
   Parkway Properties+++ (A)                              3,900             139
   PartnerRe                                              1,500             115
   Platinum Underwriters Holdings                         1,000              35
   Plum Creek Timber+++                                     300              12
   PNC Financial Services Group                           3,556             218
   Progressive                                              700              13
   Prudential Financial                                   8,591             627
   Raymond James Financial                                  600              13
   Regions Financial(A)                                  21,962             466
   RenaissanceRe Holdings                                   700              38
   Resource Capital+++ (A)                                5,100              42
   Safeco                                                10,862             502
   SeaBright Insurance Holdings*                          3,700              55
   SLM                                                    3,100              61
   SunTrust Banks                                        11,156             648
   T. Rowe Price Group                                      732              37
   TCF Financial                                            600              11
   TD Ameritrade Holding*                                21,600             395
   Thomas Properties Group                                  600               6
   Torchmark                                              4,045             244


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Travelers                                             38,001   $       1,764
   UnionBanCal                                            3,700             172
   Unitrin                                                  300              11
   Unum Group(A)                                          9,450             216
   US Bancorp                                            32,608           1,044
   Valley National Bancorp                                  700              13
   Wachovia(A)                                           58,189           1,783
   Washington Federal                                     1,600              36
   Washington Mutual(A)                                  23,531             349
   Wells Fargo(A)                                        49,546           1,448
   Whitney Holding                                        1,700              41
   Wilmington Trust                                         300               9
   WR Berkley                                             5,700             164
   XL Capital, Cl A                                       3,200             115
                                                                  --------------
                                                                         51,160
                                                                  --------------
HEALTH CARE -- 13.2%
   Abbott Laboratories                                   29,908           1,602
   Aetna                                                  1,200              60
   Alcon                                                  1,408             204
   Allergan                                              41,374           2,451
   AmerisourceBergen                                      8,442             352
   Amgen*                                                10,800             492
   Amylin Pharmaceuticals* (A)                           11,360             301
   Analogic                                                 200              12
   Baxter International                                  19,734           1,165
   Beckman Coulter                                          200              14
   Becton Dickinson                                       8,197             741
   Biogen Idec*                                             700              41
   Bristol-Myers Squibb                                  12,013             272
   C.R. Bard                                                200              19
   Cardinal Health                                        9,984             590
   Celgene*                                               4,176             235
   Charles River Laboratories International*              1,100              64
   Cigna                                                 15,444             688
   Cooper                                                   300              10
   Covance*                                               1,900             161
   Coventry Health Care*                                    500              26
   Covidien                                                 600              26
   Cubist Pharmaceuticals*                                  500               9
   Cutera*                                                1,400              18
   DaVita*                                                  200              10
   Dentsply International                                 3,600             141
   Dionex*                                                1,000              74
   Eli Lilly                                             21,204           1,061
   Endo Pharmaceuticals Holdings*                           500              13
   Express Scripts*                                       9,000             532
   Forest Laboratories*                                   3,700             147
   Genentech*                                            40,430           3,062
   Gen-Probe*                                             1,300              62
   Gilead Sciences*                                      36,118           1,709
   Health Net*                                              800              35
   Henry Schein*                                          1,200              72
   Hillenbrand Industries                                   800              42
   HLTH*                                                  6,700              79
   Hospira*                                                 300              13
   Idexx Laboratories*                                    4,500             250
   ImClone Systems*                                         300              14
   IMS Health                                             1,100              25
   Intuitive Surgical*                                    1,300             366
   Invitrogen*                                            1,800             152

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Johnson & Johnson                                     63,014   $       3,903
   Kinetic Concepts*                                      1,900              98
   King Pharmaceuticals*                                 30,500             323
   Laboratory Corp of America Holdings*                     452              35
   Lincare Holdings*                                        200               7
   McKesson                                               1,717             101
   Medco Health Solutions*                               15,346             680
   Medtronic                                              9,571             472
   Mentor(A)                                              3,200              95
   Merck                                                 80,264           3,556
   Millennium Pharmaceuticals*                            7,000              98
   OSI Pharmaceuticals*                                   1,500              54
   Patterson*                                               900              32
   PDL BioPharma*                                         6,200              99
   Pediatrix Medical Group*                                 200              13
   PerkinElmer                                            2,500              62
   Pfizer                                               220,879           4,920
   Pharmaceutical Product Development                     1,200              54
   Quest Diagnostics                                      3,200             153
   Respironics*                                             300              20
   Schering-Plough                                       92,098           1,999
   St. Jude Medical*                                     25,150           1,081
   Stryker                                               17,991           1,170
   Teva Pharmaceutical Industries ADR                    18,720             919
   Thermo Fisher Scientific*                             25,593           1,432
   UnitedHealth Group                                    60,107           2,793
   Universal Health Services, Cl B                          500              27
   VCA Antech*                                            1,658              53
   Vertex Pharmaceuticals*                                1,500              26
   Warner Chilcott, Cl A*                                 1,900              32
   Waters*                                                1,500              89
   Watson Pharmaceuticals*                                  900              25
   WellPoint*                                            13,260             929
   Wyeth                                                 18,860             823
   Zimmer Holdings*                                      19,100           1,437
                                                                  --------------
                                                                         45,022
                                                                  --------------
INDUSTRIALS -- 9.5%
   3M                                                     2,898             227
   Administaff                                              800              20
   AGCO*                                                  1,100              71
   Alliant Techsystems*                                   1,100             115
   Allied Waste Industries*                               9,200              95
   Ametek                                                 1,100              47
   Avis Budget Group*                                     4,760              54
   BE Aerospace*                                          1,000              34
   Boeing                                                 7,480             619
   Burlington Northern Santa Fe                             185              16
   C.H. Robinson Worldwide                                  387              20
   Carlisle                                               1,900              69
   Caterpillar(A)                                         8,300             600
   Continental Airlines, Cl A*                              400              10
   Con-way                                                  200               9
   Cooper Industries, Cl A                                1,500              63
   Copart*                                                  400              17
   Corporate Executive Board                                300              12
   Corrections of America*                                2,500              67
   Crane                                                  4,900             202
   CSX                                                    6,590             320
   Cummins                                               13,900             700
   Danaher                                                1,280              95
   Deere                                                  4,900             418


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Delta Air Lines* (A)                                   1,900   $          25
   Dun & Bradstreet                                         807              70
   Eaton                                                  6,891             556
   Emerson Electric                                      30,364           1,546
   Expeditors International Washington(A)                31,000           1,219
   Fastenal                                               1,900              77
   First Solar*                                             700             144
   Flowserve                                              1,100             120
   Fluor(A)                                               7,300           1,018
   Foster Wheeler*                                        1,900             124
   General Cable*                                           300              19
   General Dynamics                                       2,786             228
   General Electric                                     252,887           8,380
   Goodrich                                               3,000             178
   Harsco                                                 2,000             113
   Herman Miller                                          2,600              78
   Hertz Global Holdings*                                 1,500              18
   Honeywell International                               20,518           1,181
   Hubbell, Cl B                                          1,600              73
   IDEX                                                   1,000              30
   Illinois Tool Works                                    4,200             206
   Ingersoll-Rand, Cl A                                  15,961             668
   ITT                                                      360              20
   Jacobs Engineering Group*                              1,700             136
   JB Hunt Transport Services(A)                          1,700              47
   Kennametal                                             1,800              55
   L-3 Communications Holdings, Cl 3                      2,900             308
   Lennox International                                     400              15
   Lincoln Electric Holdings                                200              13
   Lockheed Martin                                       10,185           1,051
   Manitowoc                                              1,600              65
   Manpower                                               1,400              79
   Masco(A)                                              22,700             424
   McDermott International*                               1,000              52
   MSC Industrial Direct, Cl A                            1,300              53
   Norfolk Southern                                      10,500             556
   Northrop Grumman                                      20,175           1,587
   Northwest Airlines*                                    2,100              28
   Nuco2*                                                 1,300              36
   Oshkosh Truck                                          1,500              60
   Paccar(A)                                              2,514             109
   Pall                                                   2,200              87
   Parker Hannifin                                       12,700             822
   Pentair                                                2,000              65
   PeopleSupport* (A)                                     6,600              77
   Precision Castparts                                    3,825             422
   Quanta Services*                                       3,200              76
   Raytheon                                               4,988             323
   Republic Services, Cl A                                2,800              85
   Robert Half International                              4,000             108
   Rockwell Automation                                    4,000             219
   Rockwell Collins                                         932              55
   Roper Industries                                         752              42
   RR Donnelley & Sons                                    1,100              35
   Ryder System                                           3,200             184
   Shaw Group*                                              400              26
   Spherion*                                              1,100               7
   Spirit Aerosystems Holdings, Cl A*                     2,500              68
   SPX                                                    1,129             115
   Steelcase, Cl A                                       16,200             230
   Stericycle*                                            4,902             265

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Sunpower, Cl A* (A)                                      200   $          13
   Teleflex                                                 300              17
   Terex*                                                 2,000             135
   Textron                                                3,800             206
   Thomas & Betts*                                        3,500             141
   Timken                                                   500              15
   Toro                                                   1,300              63
   Trane                                                    500              23
   Trinity Industries(A)                                  4,700             132
   TrueBlue*                                              5,800              72
   Tyco International                                    11,000             441
   UAL                                                      100               3
   Union Pacific                                          1,581             197
   United Parcel Service, Cl B                           22,008           1,545
   United Rentals*                                          600              12
   United Technologies                                   20,979           1,479
   URS*                                                   1,600              64
   WESCO International*                                   2,600             104
   WW Grainger                                              200              15
                                                                  --------------
                                                                         32,653
                                                                  --------------
INFORMATION TECHNOLOGY -- 16.2%
   Accenture, Cl A                                        3,900             137
   Activision*                                            1,100              30
   ADC Telecommunications*                                2,800              38
   Adobe Systems*                                        12,100             407
   Advanced Micro Devices*                                1,800              13
   Agilent Technologies*                                 13,100             401
   Alliance Data Systems* (A)                             1,300              66
   Altera                                                 1,500              26
   Amdocs*                                                  400              12
   Amphenol, Cl A                                           400              15
   Analog Devices                                         2,200              59
   Apple*                                                27,797           3,476
   Applied Materials                                      8,340             160
   Arrow Electronics*                                     4,785             156
   Autodesk*                                                400              12
   Automatic Data Processing                              9,346             373
   Avnet*                                                 6,900             233
   BEA Systems*                                           2,600              50
   BMC Software*                                          3,800             123
   Broadcom, Cl A*                                        3,600              68
   Broadridge Financial Solutions                           700              13
   Brocade Communications Systems*                        2,200              17
   Cadence Design Systems*                               14,196             151
   Check Point Software Technologies*                     6,600             145
   Ciena* (A)                                             2,800              72
   Cisco Systems*                                        91,820           2,238
   Citrix Systems*                                        2,400              79
   CommScope*                                             2,200              92
   Computer Sciences*                                     5,500             239
   Compuware*                                            10,700              85
   Corning                                                1,600              37
   Cree* (A)                                              1,200              37
   Cypress Semiconductor* (A)                             2,600              57
   Dell*                                                 27,870             553
   Diebold                                                1,400              34
   DST Systems*                                             722              51
   eBay*                                                 74,500           1,964
   EchoStar, Cl A*                                          188               8
   Electronic Arts*                                      33,926           1,604
   Electronic Data Systems                                3,200              55


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   EMC* (A)                                               9,100   $         141
   F5 Networks*                                             500              11
   Fidelity National Information Services                 2,951             122
   Google, Cl A*                                         10,275           4,841
   Harris                                                   600              29
   Hewitt Associates, Cl A*                               7,700             304
   Hewlett-Packard                                       54,560           2,606
   Ingram Micro, Cl A*                                    3,500              53
   Integral Systems                                         600              15
   Integrated Device Technology*                          7,600              64
   Intel                                                 70,286           1,402
   International Business Machines                       26,036           2,965
   Intersil, Cl A                                         3,400              79
   Intuit* (A)                                           70,300           1,867
   Jabil Circuit                                          4,500              58
   Juniper Networks*                                     30,400             815
   Kla-Tencor                                               200               8
   Linear Technology(A)                                  20,917             580
   Mastercard, Cl A(A)                                    8,300           1,577
   MAXIMUS                                                  300              11
   McAfee*                                                3,300             110
   MEMC Electronic Materials*                             6,454             492
   Mettler Toledo International*                            565              55
   Microchip Technology                                     500              15
   Microsoft                                            139,104           3,787
   Molex                                                    600              14
   Motorola                                              12,900             129
   MPS Group*                                             1,800              21
   National Instruments                                     400              10
   National Semiconductor                                   600              10
   NAVTEQ*                                                1,400             105
   NCR*                                                   1,900              42
   Network Appliance*                                    12,600             272
   Nvidia*                                               21,550             461
   Oracle*                                               16,711             314
   QLogic*                                                1,000              16
   Qualcomm                                             134,417           5,696
   Red Hat*                                                 900              16
   Research In Motion* (A)                               38,270           3,972
   SanDisk* (A)                                             900              21
   Sanmina-SCI* (A)                                      34,739              57
   Seagate Technology(A)                                119,300           2,573
   Silicon Laboratories*                                    300               9
   Sun Microsystems*                                     60,000             984
   SYKES Enterprises*                                     2,300              39
   Symantec* (A)                                         35,340             595
   Synopsys*                                                624              14
   Teradata*                                             51,200           1,292
   Texas Instruments                                     10,532             316
   Trimble Navigation* (A)                                2,200              60
   Tyco Electronics                                       2,600              86
   Varian Semiconductor Equipment Associates*             1,600              54
   VeriSign*                                              1,800              63
   Vishay Intertechnology* (A)                           18,400             168
   VMware, Cl A* (A)                                        200              12
   Volterra Semiconductor*                                1,300              11
   Western Digital*                                       6,700             207
   Western Union                                         66,792           1,389
   Xerox                                                 46,679             686
   Xilinx                                                 6,800             152
   Zebra Technologies, Cl A*                                300              10

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Zoran*                                                 9,300   $         128
                                                                  --------------
                                                                         55,397
                                                                  --------------
MATERIALS -- 3.3%
   Air Products & Chemicals                               2,600             237
   AK Steel Holding                                       2,200             116
   Alcoa                                                 31,500           1,170
   Allegheny Technologies                                   600              46
   Ball                                                     900              40
   Carpenter Technology                                   2,400             151
   Celanese, Cl A                                         3,100             121
   Cleveland-Cliffs                                         400              48
   Crown Holdings*                                        1,100              27
   Cytec Industries                                         200              11
   Dow Chemical                                          40,140           1,512
   E.I. Du Pont de Nemours                               14,965             695
   Eastman Chemical                                       5,300             349
   FMC                                                    1,200              68
   Freeport-McMoRan Copper & Gold, Cl B                     608              61
   H.B. Fuller                                            4,700             107
   Huntsman                                               1,900              46
   International Flavors & Fragrances                     1,600              69
   International Paper(A)                                22,900             726
   Lubrizol                                               8,003             467
   Martin Marietta Materials(A)                           1,200             129
   MeadWestvaco                                             500              13
   Methanex                                               6,000             173
   Monsanto                                               2,371             274
   Mosaic*                                                1,800             200
   Nalco Holding                                          3,300              71
   Newmont Mining                                         3,100             159
   Nova Chemicals                                         3,500             107
   Nucor                                                 11,400             736
   Olin                                                   8,500             163
   OM Group*                                                500              30
   Owens-Illinois*                                        3,800             215
   Packaging of America                                   1,000              23
   PPG Industries                                         4,800             298
   Praxair                                               16,951           1,360
   Reliance Steel & Aluminum                                600              33
   Rohm & Haas                                            1,700              91
   Sigma-Aldrich                                            300              17
   Smurfit-Stone Container*                               6,100              48
   Sonoco Products                                        4,776             135
   Southern Copper                                        1,500             171
   Spartech                                               3,300              47
   Steel Dynamics                                           100               6
   Temple-Inland                                          2,800              38
   United States Steel(A)                                 2,700             293
   Valspar                                               11,200             243
   Vulcan Materials                                         797              56
   Weyerhaeuser                                             700              43
                                                                  --------------
                                                                         11,239
                                                                  --------------
TELECOMMUNICATION SERVICES -- 4.0%
   American Tower, Cl A*                                 24,574             945
   AT&T                                                 181,972           6,337
   CenturyTel                                             6,429             233
   Citizens Communications(A)                             5,818              62
   Crown Castle International* (A)                       51,643           1,863
   Embarq                                                 1,999              84
   Sprint Nextel                                         65,336             465


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                    Shares/Face
                                                         Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Telephone & Data Systems                               3,000   $         141
   Verizon Communications                                85,533           3,107
   Vodafone Group ADR                                     1,000              32
   Windstream                                            22,500             265
                                                                  --------------
                                                                         13,534
                                                                  --------------
UTILITIES -- 2.9%
   AES*                                                  24,200             436
   Allegheny Energy                                         322              16
   Alliant Energy                                        11,700             406
   Ameren                                                 5,766             246
   American Electric Power                               22,731             930
   Atmos Energy                                           3,750              98
   Avista                                                 3,800              69
   Centerpoint Energy                                     5,700              84
   CMS Energy                                             8,850             127
   Consolidated Edison                                      300              12
   Constellation Energy Group                             3,999             353
   Dominion Resources                                     8,204             328
   DTE Energy                                            13,200             526
   Duke Energy                                           18,400             323
   Dynegy, Cl A*                                          2,900              21
   Edison International                                  13,700             677
   Energen                                                1,400              84
   Energy East                                            3,500              93
   Entergy                                                5,700             586
   Equitable Resources                                    2,400             147
   Exelon                                                 1,254              94
   FirstEnergy                                           15,403           1,040
   FPL Group                                              4,700             283
   Mirant*                                                1,800              67
   National Fuel Gas                                        700              33
   Northeast Utilities                                      700              18
   NRG Energy* (A)                                        6,886             284
   Oneok                                                  2,700             125
   Pepco Holdings                                        11,200             283
   PG&E                                                   7,809             294
   Portland General Electric                                800              19
   PPL                                                    7,065             321
   Progress Energy                                        2,600             109
   Public Service Enterprise Group                       14,040             620
   Questar                                                  700              39
   Reliant Energy*                                       11,700             267
   Sempra Energy                                            367              19
   Southern                                                 139               5
   UGI                                                    2,800              72
   Xcel Energy                                           18,845             374
                                                                  --------------
                                                                          9,928
                                                                  --------------
Total Common Stock
   (Cost $293,175) ($ Thousands)                                        323,322
                                                                  --------------

CORPORATE OBLIGATION -- 0.2%

FINANCIALS -- 0.2%
   SLM MTN (B) (C)
      4.250%, 09/17/08                            $         559             559
                                                                  --------------

Total Corporate Obligation
   (Cost $559) ($ Thousands)                                                559
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Shares/Face
                                                         Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATION -- 0.6%
   U.S. Treasury Bill (D) (E)
      2.167%, 05/22/08                            $       2,070   $       2,062
                                                                  --------------

Total U.S. Treasury Obligation
   (Cost $2,060) ($ Thousands)                                            2,062
                                                                  --------------

CASH EQUIVALENTS -- 14.3%
   First Union Cash Management
      Program, 4.88%                                  1,066,543           1,067
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 3.59%** (F)             15,226,983          15,227
   SEI Liquidity Fund, L.P., 3.65%** (C) (F)         32,644,270          32,644
                                                                  --------------

Total Cash Equivalents
   (Cost $48,938) ($ Thousands)                                          48,938
                                                                  --------------

Total Investments -- 109.6%
   (Cost $344,732)($ Thousands) +                                 $     374,881
                                                                  ==============

A summary of the open futures contracts held by the Fund at February 29, 2008, is as follows:
--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                                                  APPRECIATION
         TYPE OF                NUMBER OF       EXPIRATION       (DEPRECIATION)
        CONTRACT                CONTRACTS          DATE           ($ THOUSANDS)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
S&P 500 Composite Index             40           Mar-2008        $       (1,097)
S&P MID 400 Index E-MINI            24           Mar-2008                  (114)

                                                                 ---------------
                                                                 $       (1,211)
                                                                 ===============

      Percentages are based on a Net Assets of $342,107 ($ Thousands)

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of February 29, 2008

(A) This security or a partial position of this security is on loan at February 29, 2008. The total value of securities on loan at February 29, 2008 was $30,971 ($ Thousands).

(B) Variable Rate Security - The rate reported is the rate in effect as of February 29, 2008. The date reported on the Schedule of Investments is the next reset date.

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2008 was $33,203 ($ Thousands).

(D) All or a portion of this security has been pledged as collateral for open futures contracts.

(E)   The rate reported is the effective yield at time of purchase.

(F)   Investment in Affiliated Security.

+++   Real Estate Investment Trust

ADR  -- American Depositary Receipt
Cl   -- Class
L.P. -- Limited Partnership
MTN  -- Medium Term Note
PLC  -- Public Limited Company
Ser  -- Series

+ At February 29, 2008, the tax basis cost of the Fund's investments was $344,732 ($ Thousands), and the unrealized appreciation and depreciation were $51,323 ($ Thousands) and $(21,174) ($ Thousands) respectively.

      For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 94.6%

CONSUMER DISCRETIONARY -- 10.9%
   Abercrombie & Fitch, Cl A(A)                           8,700   $         675
   Aeropostale*                                           1,400              38
   Amazon.com*                                           12,682             817
   American Eagle Outfitters                              3,300              71
   AnnTaylor Stores*                                      5,523             133
   Apollo Group, Cl A*                                   16,200             994
   Asbury Automotive Group                                6,800              95
   Autozone*                                                800              92
   Best Buy(A)                                           42,665           1,835
   Big Lots* (A)                                         64,250           1,083
   Black & Decker                                           200              14
   BorgWarner                                             3,900             168
   Brinker International                                 19,900             367
   Cablevision Systems, Cl A* (A)                        27,575             739
   Cache*                                                 2,600              26
   Capella Education*                                     1,500              79
   Career Education*                                      1,500              22
   CBS, Cl B(A)                                          13,100             299
   Central European Media Enterprises,
     Cl A*                                                  500              46
   Charlotte Russe Holding*                               1,600              31
   Cheesecake Factory*                                   14,500             303
   Choice Hotels International                              420              14
   Christopher & Banks                                    9,900             107
   Clear Channel Communications                           3,600             115
   Coach*                                                 6,200             188
   Comcast, Cl A                                         27,324             534
   CROCS*                                                 4,600             112
   Darden Restaurants                                    11,300             348
   DIRECTV Group* (A)                                    97,344           2,438
   Discovery Holding, Cl A*                              15,100             341
   DISH Network, Cl A*                                    9,799             291
   Dollar Tree Stores*                                   29,200             783
   Eastman Kodak                                            900              15
   Expedia*                                              17,991             413
   Family Dollar Stores                                   3,300              63
   Ford Motor* (A)                                      219,641           1,434
   Fortune Brands                                           200              13
   GameStop, Cl A*                                        6,100             258
   Gannett                                                2,600              78
   Gap(A)                                                25,700             518
   Garmin                                                 2,000             117
   General Motors                                        13,990             326
   Gentex                                                25,400             409
   Genuine Parts                                          1,900              78
   Goodyear Tire & Rubber*                                4,000             108
   Group 1 Automotive                                     1,000              25
   Guess ?                                                2,800             115
   Gymboree* (A)                                         11,400             451
   H&R Block                                              1,000              19
   Hanesbrands* (A)                                      33,299             969
   Harley-Davidson                                        4,500             167
   Harman International Industries                        3,400             140
   Hasbro(A)                                             33,419             862
   Home Depot(A)                                         26,300             698
   IAC*                                                   8,900             177
   Idearc                                                14,060              68
   International Game Technology                         57,000           2,574
   Interpublic Group*                                    77,214             666

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   ITT Educational Services*                              6,900   $         381
   J Crew Group*                                          5,500             220
   Jack in the Box*                                       8,200             215
   Jarden*                                                  800              19
   John Wiley & Sons, Cl A                                2,000              73
   Johnson Controls                                      13,200             434
   Jones Apparel Group                                   28,700             405
   Kimball International, Cl B                            3,100              32
   Kohl's*                                                1,000              44
   Lamar Advertising, Cl A                                8,600             328
   Las Vegas Sands*                                         400              33
   Liberty Global, Cl A* (A)                             28,700           1,079
   Liberty Media - Capital, Ser A*                        5,800             673
   Limited Brands                                         9,200             140
   Macy's                                                 1,300              32
   Magna International, Cl A                              5,800             425
   Marriott International, Cl A(A)                       24,177             824
   Marvel Entertainment*                                 19,400             488
   Mattel                                                 8,600             166
   McDonald's(A)                                         27,200           1,472
   McGraw-Hill                                              637              26
   Meredith                                                 400              17
   MGM Mirage*                                           30,560           1,882
   Mohawk Industries*                                     1,400             100
   Newell Rubbermaid                                      7,787             177
   News, Cl A                                            18,900             348
   Nike, Cl B(A)                                          9,100             548
   Omnicom Group                                          2,100              94
   Orient-Express Hotels, Cl A                              400              22
   Penn National Gaming*                                  4,200             192
   Penske Auto Group(A)                                  22,640             408
   PetSmart                                               6,100             131
   PF Chang's China Bistro*                               1,400              40
   Phillips-Van Heusen                                      300              11
   Polo Ralph Lauren, Cl A                                  800              50
   R.H. Donnelley*                                        2,300              16
   RadioShack                                             4,500              79
   Regal Entertainment Group, Cl A                        1,600              32
   Rent-A-Center, Cl A*                                   4,100              70
   Reuters Group ADR                                     25,000           1,771
   Saks*                                                  3,400              53
   Scientific Games, Cl A*                                1,400              29
   Service International                                 11,300             122
   Shaw Communications, Cl B(A)                          31,900             621
   Sherwin-Williams(A)                                   10,100             523
   Snap-On(A)                                            17,271             863
   Sonic*                                                 3,600              77
   Stamps.com*                                            1,000               9
   Stanley Works                                          3,000             146
   Staples                                              108,000           2,403
   Starwood Hotels & Resorts Worldwide                    2,045              97
   Target                                                 1,800              95
   Thor Industries                                       10,100             308
   Tiffany                                                2,700             102
   Tim Hortons                                            1,983              70
   Time Warner(A)                                       157,002           2,452
   Time Warner Cable, Cl A*                                 700              19
   TJX                                                    1,400              45
   Toll Brothers*                                         1,100              23
   TRW Automotive Holdings*                              35,336             780
   Urban Outfitters*                                      5,200             150


--------------------------------------------------------------------------------
     SEI Institutional Investments Trust / Quarterly Holdings/ February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Valassis Communications*                               5,400   $          61
   VF                                                     3,800             289
   Viacom, Cl B* (A)                                     14,200             564
   WABCO Holdings                                         1,266              53
   Walt Disney(A)                                        70,670           2,290
   Warnaco Group*                                        12,200             458
   Washington Post, Cl B                                    100              72
   Weight Watchers International                         47,300           2,224
   Whirlpool                                                500              42
   Wyndham Worldwide(A)                                  32,017             710
   Wynn Resorts                                           2,600             262
   Yum! Brands(A)                                        37,400           1,288
                                                                  --------------
                                                                         54,756
                                                                  --------------
CONSUMER STAPLES -- 7.6%
   Alberto-Culver, Cl B                                   1,500              40
   Altria Group(A)                                       28,458           2,081
   Anheuser-Busch(A)                                     19,800             932
   Archer-Daniels-Midland(A)                             34,178           1,542
   Avon Products                                          5,400             206
   BJ's Wholesale Club*                                     600              19
   Brown-Forman, Cl B                                     3,900             249
   Bunge                                                    500              55
   Church & Dwight                                        1,700              91
   Clorox(A)                                              8,800             512
   Coca-Cola(A)                                          23,700           1,386
   Coca-Cola Enterprises(A)                              32,500             794
   Colgate-Palmolive                                      6,500             495
   ConAgra Foods                                         34,000             751
   Constellation Brands, Cl A*                           25,946             498
   Corn Products International(A)                         9,930             365
   Costco Wholesale                                       4,633             287
   CVS                                                   10,204             412
   Dean Foods(A)                                         18,285             393
   Energizer Holdings*                                    3,400             316
   Estee Lauder, Cl A                                     7,600             324
   General Mills(A)                                      11,800             661
   Hansen Natural*                                        1,200              50
   Herbalife(A)                                          12,000             501
   HJ Heinz                                               3,900             172
   JM Smucker                                             3,000             154
   Kellogg                                                5,700             289
   Kimberly-Clark(A)                                     14,000             912
   Kraft Foods, Cl A                                      2,060              64
   Kroger(A)                                            104,826           2,542
   Loews - Carolina                                       4,100             309
   McCormick                                                700              24
   Molson Coors Brewing, Cl B                             3,232             174
   NBTY*                                                    200               6
   Nu Skin Enterprises, Cl A                                700              12
   Pepsi Bottling Group(A)                               16,400             558
   PepsiAmericas                                          3,700              94
   PepsiCo(A)                                            31,300           2,177
   Procter & Gamble(A)                                   83,267           5,510
   Ralcorp Holdings*                                        300              17
   Reynolds American(A)                                  10,000             637
   Rite Aid* (A)                                        178,840             478
   Safeway(A)                                            29,700             854
   Sara Lee                                              14,700             186
   Smithfield Foods*                                      3,200              88
   Supervalu                                             20,773             545
   Sysco(A)                                              88,540           2,484

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Tyson Foods, Cl A(A)                                  54,936   $         792
   UST                                                    1,200              65
   Walgreen                                              57,600           2,103
   Wal-Mart Stores(A)                                    73,016           3,620
   Whole Foods Market                                     1,500              53
   WM Wrigley Jr.                                         4,000             239
                                                                  --------------
                                                                         38,118
                                                                  --------------
ENERGY -- 10.6%
   Anadarko Petroleum                                     1,100              70
   Apache                                                 3,300             379
   Baker Hughes                                           3,210             216
   Cabot Oil & Gas                                          600              30
   Cameron International*                                 5,800             246
   Cheniere Energy*                                       1,100              32
   Chesapeake Energy(A)                                  17,300             782
   Chevron(A)                                            83,991           7,279
   Cimarex Energy(A)                                     21,100           1,112
   ConocoPhillips(A)                                     44,200           3,656
   Consol Energy                                            500              38
   Denbury Resources*                                     4,000             128
   Devon Energy(A)                                        3,500             360
   Diamond Offshore Drilling                                700              85
   Dresser-Rand Group*                                    4,200             143
   EnCana(A)                                              8,800             671
   Exxon Mobil(A)                                       177,167          15,414
   FMC Technologies*                                      2,600             147
   Forest Oil*                                            1,100              54
   Frontier Oil(A)                                       21,400             764
   Frontline                                                400              18
   Global Industries*                                     4,000              74
   Grant Prideco*                                           200              10
   Halliburton(A)                                        73,749           2,824
   Helix Energy Solutions Group*                            400              14
   Helmerich & Payne                                     14,500             650
   Hess                                                   3,000             280
   Holly                                                  7,900             422
   Hornbeck Offshore Services*                            9,800             440
   Marathon Oil(A)                                       47,041           2,501
   Massey Energy                                         11,800             451
   Murphy Oil(A)                                         13,550           1,089
   National Oilwell Varco*                                7,272             453
   Noble(A)                                              11,800             580
   Noble Energy                                             700              54
   Occidental Petroleum(A)                               19,792           1,531
   Oceaneering International*                             1,800             108
   Overseas Shipholding Group                             2,200             138
   Patterson-UTI Energy(A)                               18,000             427
   Peabody Energy                                           400              23
   Petro-Canada(A)                                       11,200             538
   Plains Exploration & Production* (A)                  18,912           1,021
   Pride International*                                     500              18
   Quicksilver Resources*                                   600              21
   Range Resources                                          600              37
   Rowan                                                    500              20
   SandRidge Energy*                                      6,400             241
   Schlumberger(A)                                       22,840           1,975
   SEACOR Holdings* (A)                                   8,200             787
   Smith International                                    3,600             227
   Southwestern Energy*                                     100               7
   Sunoco(A)                                             18,300           1,118
   Superior Energy Services*                                900              37


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Teekay                                                   800   $          34
   Tesoro                                                 6,500             241
   Tidewater(A)                                           9,800             550
   Transocean                                             2,833             398
   Unit*                                                    100               6
   Valero Energy(A)                                      18,400           1,063
   Weatherford International*                             3,845             265
   Williams(A)                                           16,826             606
   XTO Energy                                             1,850             114
                                                                  --------------
                                                                         53,017
                                                                  --------------
FINANCIALS -- 13.2%
   ACE(A)                                                11,175             628
   Aflac                                                  3,400             212
   Alleghany*                                               632             228
   Allied Capital                                           400               9
   Allied World Assurance Holdings                        2,000              87
   Allstate(A)                                           25,800           1,231
   American Express                                       4,400             186
   American Financial Group(A)                           23,402             605
   American International Group(A)                       37,698           1,767
   American National Insurance                              568              64
   AmeriCredit*                                           1,262              18
   Ameriprise Financial(A)                               13,253             671
   Annaly Capital Management+++ (A)                      42,000             869
   AON                                                    5,300             221
   Arch Capital Group*                                      600              41
   Ashford Hospitality Trust+++                          17,100             114
   Assurant(A)                                            7,900             494
   Astoria Financial                                        800              21
   AvalonBay Communities+++                               4,177             386
   Axis Capital Holdings(A)                              27,304           1,007
   Bancorpsouth                                           1,400              31
   Bank of America(A)                                    52,700           2,094
   Bank of Hawaii                                           500              24
   Bank of New York Mellon(A)                            14,538             638
   BB&T                                                   4,600             143
   BlackRock, Cl A(A)                                     5,662           1,094
   BOK Financial                                          3,045             157
   Boston Properties+++ (A)                              15,963           1,375
   Brandywine Realty Trust+++ (A)                        26,400             442
   Camden Property Trust+++                                 400              19
   Capital One Financial(A)                               3,251             150
   Capitol Federal Financial                                681              24
   CB Richard Ellis Group, Cl A*                          1,282              26
   CBL & Associates Properties+++ (A)                    18,300             427
   Charles Schwab(A)                                    109,109           2,139
   Chubb(A)                                              27,173           1,383
   Cincinnati Financial(A)                                6,987             260
   CIT Group                                              9,300             207
   Citigroup(A)                                          90,500           2,146
   City National                                            800              41
   CME Group, Cl A                                        5,887           3,022
   Colonial BancGroup                                    16,100             194
   Colonial Properties Trust+++                             400              10
   Comerica(A)                                            9,200             333
   Commerce Bancorp                                       2,300              87
   Conseco*                                               6,200              73
   Credicorp                                              2,800             208
   Crystal River Capital+++                               1,200              13
   Cullen/Frost Bankers                                     400              20
   Douglas Emmett+++                                        700              15

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   East West Bancorp                                        800   $          15
   Eaton Vance                                            4,700             150
   Endurance Specialty Holdings(A)                       20,500             806
   Everest Re Group(A)                                    5,800             562
   Fairfax Financial Holdings(A)                          1,900             576
   Fannie Mae                                             7,300             202
   Federated Investors, Cl B(A)                           8,600             349
   Fidelity National Financial, Cl A                        157               3
   First American                                         1,500              52
   First Citizens BancShares, Cl A                          723             103
   Forest City Enterprises, Cl A                          3,200             112
   Forestar Real Estate Group*                            5,612             137
   Franklin Resources(A)                                 17,077           1,612
   Fulton Financial                                       3,500              41
   General Growth Properties+++                          10,500             371
   GLG Partners(A)                                       28,556             372
   Goldman Sachs Group(A)                                11,900           2,019
   Guaranty Financial Group* (A)                          4,359              57
   Hanover Insurance Group                                1,700              74
   Hartford Financial Services Group                      2,500             175
   Hospitality Properties Trust+++                        3,200             116
   Host Hotels & Resorts+++ (A)                          13,831             224
   Hudson City Bancorp(A)                                41,100             651
   Huntington Bancshares                                 21,000             257
   IntercontinentalExchange*                             26,100           3,401
   Investment Technology Group* (A)                      16,600             773
   iStar Financial+++                                    14,400             284
   Janus Capital Group(A)                                45,459           1,101
   Jefferies Group                                        1,700              30
   Jones Lang LaSalle                                    11,631             889
   JPMorgan Chase(A)                                    119,160           4,843
   Keycorp(A)                                            17,500             386
   Lazard, Cl A(A)                                       12,900             493
   Leucadia National                                      7,900             358
   Loews(A)                                              39,549           1,655
   M&T Bank                                                 200              16
   Markel*                                                  200              93
   Marsh & McLennan                                       2,000              51
   Marshall & Ilsley                                        900              21
   Merrill Lynch                                          5,200             258
   MetLife(A)                                            16,541             964
   MF Global* (A)                                        25,213             442
   Montpelier Re Holdings                                 5,400              86
   Moody's                                                7,200             273
   Morgan Stanley                                         8,500             358
   MSCI, Cl A*                                            1,300              39
   NASDAQ Stock Market*                                   3,895             162
   Nationwide Financial Services                            900              37
   New York Community Bancorp                             8,300             136
   Northern Trust(A)                                      7,762             525
   NorthStar Realty Finance+++                           38,700             344
   Parkway Properties+++                                  1,900              68
   PartnerRe(A)                                          16,222           1,247
   Platinum Underwriters Holdings                           700              24
   Plum Creek Timber+++                                     400              16
   PNC Financial Services Group                             876              54
   Progressive                                              800              15
   Prudential Financial                                   4,548             332
   Raymond James Financial                                  700              16
   Rayonier+++                                           26,149           1,113
   Regions Financial                                      6,950             147


--------------------------------------------------------------------------------
     SEI Institutional Investments Trust / Quarterly Holdings/ February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   RenaissanceRe Holdings                                   700   $          38
   Resource Capital+++                                    1,100               9
   Safeco(A)                                             12,200             564
   SLM                                                    4,300              84
   StanCorp Financial Group(A)                            6,900             339
   State Street                                           2,601             204
   Sunstone Hotel Investors+++                              700              11
   SunTrust Banks                                         1,300              76
   Synovus Financial                                     21,522             248
   T. Rowe Price Group                                    9,588             484
   TCF Financial                                            700              13
   TD Ameritrade Holding* (A)                            36,800             673
   TFS Financial                                          4,564              57
   Torchmark                                                700              42
   Transatlantic Holdings                                 4,805             324
   Travelers(A)                                          63,445           2,943
   Unitrin                                                  974              35
   Unum Group                                             3,400              78
   US Bancorp                                             1,100              35
   Valley National Bancorp                                  800              15
   Wachovia(A)                                           43,523           1,334
   Washington Federal                                     2,200              50
   Washington Mutual                                        900              13
   Wells Fargo(A)                                        47,000           1,375
   White Mountains Insurance Group                          331             163
   Whitney Holding                                        3,100              74
   Willis Group Holdings(A)                              16,500             542
   WR Berkley                                            19,400             559
   XL Capital, Cl A                                       8,000             288
                                                                  --------------
                                                                         66,410
                                                                  --------------
HEALTH CARE -- 13.1%
   Abbott Laboratories                                   15,100             809
   Abraxis Bioscience*                                      142               9
   Aetna(A)                                              16,271             807
   Allergan                                              45,000           2,665
   AmerisourceBergen(A)                                  46,207           1,928
   Amgen* (A)                                            39,360           1,791
   Amylin Pharmaceuticals*                                1,600              42
   Analogic                                                 500              29
   Applera - Applied Biosystems Group(A)                 28,379             957
   Aspect Medical Systems*                                1,100              14
   Baxter International(A)                               24,613           1,453
   Beckman Coulter                                          300              20
   Becton Dickinson(A)                                    9,500             859
   Biogen Idec*                                           5,700             333
   Bristol-Myers Squibb                                  17,738             401
   C.R. Bard                                                300              28
   Cardinal Health(A)                                    51,556           3,049
   Celgene*                                               3,000             169
   Charles River Laboratories International*              1,900             111
   Cigna(A)                                              39,405           1,757
   Cooper                                                   500              17
   Covance*                                               7,000             591
   Coventry Health Care*                                    600              31
   Covidien                                                 975              42
   Cubist Pharmaceuticals*                               14,500             264
   Cutera*                                                5,200              66
   DaVita*                                                  300              15
   Dentsply International                                 5,000             195
   Dionex*                                                1,800             133

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Edwards Lifesciences*                                  1,113   $          49
   Eli Lilly(A)                                          19,200             960
   Endo Pharmaceuticals Holdings* (A)                    20,700             544
   Express Scripts* (A)                                  22,200           1,312
   Forest Laboratories* (A)                              13,700             545
   Genentech*                                            58,423           4,425
   Gen-Probe*                                             2,100             100
   Gilead Sciences* (A)                                  16,100             762
   Health Management Associates, Cl A                     9,450              51
   Health Net* (A)                                       40,215           1,767
   Henry Schein*                                          1,700             102
   Hillenbrand Industries                                 1,700              89
   HLTH*                                                 24,958             295
   Hospira*                                                 400              17
   Humana* (A)                                           23,042           1,574
   Idexx Laboratories* (A)                               10,800             599
   ImClone Systems*                                         700              32
   IMS Health                                             1,500              34
   Intuitive Surgical* (A)                                2,800             789
   Invacare                                               1,000              25
   Invitrogen*                                            6,500             549
   Johnson & Johnson(A)                                  50,967           3,158
   Kinetic Concepts*                                      2,900             149
   King Pharmaceuticals*                                 57,400             608
   Laboratory Corp of America Holdings*                     800              62
   LifePoint Hospitals*                                   3,800              95
   Lincare Holdings*                                     10,700             348
   McKesson                                              37,456           2,201
   Medco Health Solutions* (A)                           70,768           3,136
   Medtronic(A)                                          22,900           1,130
   Mentor                                                11,200             332
   Merck(A)                                              37,300           1,652
   Millennium Pharmaceuticals* (A)                       33,500             469
   OSI Pharmaceuticals* (A)                              10,100             363
   Par Pharmaceutical*                                    1,400              25
   Patterson*                                             1,600              56
   PDL BioPharma*                                        21,200             339
   Pediatrix Medical Group*                                 400              26
   PerkinElmer                                           10,965             272
   Pfizer(A)                                            179,400           3,998
   Pharmaceutical Product Development                     2,000              90
   Quest Diagnostics                                      4,600             219
   Quidel*                                               10,200             168
   Respironics*                                             400              26
   Schering-Plough                                       21,400             464
   Sepracor*                                              5,794             124
   St. Jude Medical*                                        900              39
   Stryker(A)                                            16,323           1,063
   Tenet Healthcare*                                     32,118             154
   Thermo Fisher Scientific*                              6,900             386
   UnitedHealth Group(A)                                114,796           5,336
   Universal Health Services, Cl B                          700              37
   VCA Antech*                                            4,300             138
   Vertex Pharmaceuticals*                                1,700              30
   Warner Chilcott, Cl A*                                 9,700             164
   Waters*                                                8,700             519
   Watson Pharmaceuticals*                                1,200              33
   WebMD Health, Cl A*                                    1,950              54
   WellPoint* (A)                                        23,800           1,668
   Wyeth(A)                                              18,500             807
   Zimmer Holdings*                                      31,800           2,395
                                                                  --------------
                                                                         65,538
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

INDUSTRIALS -- 12.1%
   3M(A)                                                  8,900   $         698
   AGCO*                                                  1,600             104
   Aircastle                                              7,600             157
   Alliant Techsystems*                                   1,800             189
   Allied Waste Industries* (A)                          16,078             166
   Ametek                                                 1,900              81
   Armstrong World Industries*                            1,045              38
   BE Aerospace*                                          1,800              62
   Boeing(A)                                             56,736           4,696
   Burlington Northern Santa Fe                           3,600             316
   C.H. Robinson Worldwide(A)                            17,384             883
   Carlisle                                               8,155             298
   Caterpillar(A)                                        15,200           1,099
   Continental Airlines, Cl A*                              500              12
   Con-way                                                1,800              82
   Cooper Industries, Cl A                                2,400             101
   Copart*                                               14,700             612
   Corporate Executive Board                              4,400             179
   Corrections of America*                                4,100             110
   Crane(A)                                              16,000             660
   CSX(A)                                                13,900             674
   Cummins(A)                                            30,000           1,510
   Danaher                                                  200              15
   Deere                                                  3,000             256
   Delta Air Lines*                                      34,120             456
   Dover                                                  2,400             100
   DryShips                                               5,700             429
   Dun & Bradstreet                                       1,100              96
   Eaton(A)                                              10,600             855
   Emerson Electric                                       1,300              66
   Expeditors International Washington                   51,000           2,005
   Fastenal                                               6,900             281
   FedEx(A)                                              22,754           2,005
   First Solar* (A)                                       2,400             492
   Flowserve                                              6,223             678
   Fluor(A)                                               7,036             980
   Foster Wheeler*                                        2,600             170
   General Cable*                                           535              33
   General Dynamics                                       2,000             164
   General Electric(A)                                  236,951           7,852
   Goodrich(A)                                           12,300             729
   Harsco                                                 5,338             302
   Hertz Global Holdings*                                 7,077              84
   Honeywell International                               13,400             771
   Hubbell, Cl B                                          8,700             395
   IDEX                                                   1,300              39
   Illinois Tool Works                                    1,700              83
   Ingersoll-Rand, Cl A(A)                               20,400             854
   ITT                                                      400              22
   Jacobs Engineering Group* (A)                         13,909           1,116
   JB Hunt Transport Services                             3,100              85
   Kansas City Southern*                                  4,935             177
   KBR(A)                                                17,842             595
   Kennametal                                             3,100              94
   L-3 Communications Holdings, Cl 3(A)                   8,800             935
   Lennox International(A)                               19,100             718
   Lincoln Electric Holdings                                300              20
   Lockheed Martin(A)                                    18,505           1,910
   Manitowoc                                              5,200             212
   Manpower(A)                                           22,261           1,262

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   McDermott International*                               1,700   $          89
   MSC Industrial Direct, Cl A                            2,100              85
   NCI Building Systems*                                    500              15
   Norfolk Southern(A)                                   20,000           1,058
   Northrop Grumman(A)                                   18,800           1,478
   Northwest Airlines*                                    9,995             134
   Nuco2*                                                 1,800              50
   Oshkosh Truck                                          2,200              88
   Owens Corning*                                        18,857             356
   Paccar                                                 3,475             151
   Pall                                                   3,900             154
   Parker Hannifin(A)                                    20,650           1,334
   Pentair                                                2,700              88
   PeopleSupport*                                         4,200              49
   Pinnacle Airlines*                                     8,500              95
   Polypore International*                                  800              14
   Precision Castparts                                    5,400             596
   Quanta Services*                                       5,900             141
   Raytheon(A)                                           28,366           1,839
   Republic Airways Holdings*                             2,600              51
   Republic Services, Cl A                                3,800             116
   Robert Half International                             13,600             367
   Rockwell Automation                                    6,200             339
   Rockwell Collins                                         400              24
   Roper Industries                                       1,200              68
   RR Donnelley & Sons(A)                                13,348             425
   Ryder System                                           6,900             398
   Shaw Group*                                            3,773             243
   Southwest Airlines                                     1,200              15
   SPX                                                    1,700             174
   Steelcase, Cl A                                       46,988             666
   Stericycle*                                           12,600             679
   Sunpower, Cl A*                                          300              20
   Teleflex                                                 500              28
   Terex*                                                 3,450             233
   Textron                                                3,400             184
   Thomas & Betts*                                        9,900             397
   Timken(A)                                             31,640             953
   Toro                                                   2,000              96
   Trane                                                    700              32
   Trinity Industries                                    11,200             316
   TrueBlue*                                             11,200             140
   Tyco International(A)                                 15,575             624
   UAL                                                      700              21
   Union Pacific                                          2,200             274
   United Parcel Service, Cl B(A)                        45,587           3,202
   United Rentals*                                        1,600              32
   United Technologies                                    7,200             508
   URS* (A)                                              11,408             460
   UTi Worldwide                                            570              10
   WESCO International* (A)                              14,140             566
   WW Grainger(A)                                        15,249           1,122
                                                                  --------------
                                                                         60,660
                                                                  --------------
INFORMATION TECHNOLOGY -- 17.3%
   Accenture, Cl A(A)                                    34,957           1,232
   Activision*                                            8,623             235
   ADC Telecommunications*                                4,100              56
   Adobe Systems* (A)                                    28,500             959
   Agilent Technologies* (A)                             15,100             462
   Alliance Data Systems*                                 1,900              96
   Altera                                                 1,800              31


--------------------------------------------------------------------------------
     SEI Institutional Investments Trust / Quarterly Holdings/ February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Amdocs* (A)                                           18,227   $         565
   Amphenol, Cl A                                           400              15
   Analog Devices(A)                                     21,900             590
   Anaren*                                                1,600              20
   Apple*                                                22,800           2,850
   Applied Materials                                        700              13
   Arrow Electronics* (A)                                35,185           1,147
   Atmel*                                                93,808             305
   Autodesk*                                                600              19
   Automatic Data Processing(A)                          33,700           1,346
   Avnet* (A)                                            45,176           1,524
   AVX                                                    8,063             101
   BEA Systems*                                           3,300              63
   BMC Software* (A)                                     27,600             891
   Broadcom, Cl A*                                        2,500              47
   Broadridge Financial Solutions                           800              15
   Brocade Communications Systems*                       26,500             204
   Cadence Design Systems*                               28,400             302
   Check Point Software Technologies* (A)                21,500             471
   Ciena*                                                10,000             258
   Cisco Systems* (A)                                    57,700           1,406
   Citrix Systems*                                        1,600              53
   CommScope*                                             4,200             176
   Computer Sciences* (A)                                32,443           1,410
   Compuware* (A)                                        63,400             505
   Convergys* (A)                                        22,776             329
   Corning                                                3,500              81
   Cree*                                                  1,600              49
   Cypress Semiconductor*                                 8,393             182
   Dell*                                                  7,654             152
   Diebold                                                2,000              48
   DST Systems*                                           1,200              84
   Earthlink*                                            10,100              73
   eBay* (A)                                            124,200           3,274
   EchoStar, Cl A*                                           80               3
   Electronic Data Systems(A)                            53,179             921
   EMC*                                                  15,300             238
   F5 Networks*                                             100               2
   Factset Research Systems                               3,000             158
   Fair Isaac                                             2,200              51
   Fairchild Semiconductor International, Cl A* (A)      26,783             299
   Fidelity National Information Services                 4,444             184
   Global Payments(A)                                     9,400             373
   Google, Cl A* (A)                                     11,644           5,486
   Harris                                                   900              44
   Hewitt Associates, Cl A*                              18,300             722
   Hewlett-Packard(A)                                   110,853           5,296
   Ingram Micro, Cl A* (A)                               29,691             453
   Integral Systems                                         400              10
   Integrated Device Technology*                         35,500             298
   Intel(A)                                              51,000           1,018
   International Business Machines(A)                    19,500           2,220
   Intersil, Cl A                                        18,600             433
   Intuit*                                              113,700           3,019
   Jabil Circuit(A)                                      36,625             473
   Juniper Networks* (A)                                 38,000           1,019
   Kla-Tencor                                               500              21
   Lam Research*                                          7,400             298
   Lexmark International, Cl A* (A)                      10,285             340
   Linear Technology                                     14,500             402

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Mastercard, Cl A                                      16,252   $       3,089
   McAfee*                                                4,700             156
   MEMC Electronic Materials*                             2,900             221
   Mettler Toledo International*                          2,300             225
   Microchip Technology                                     800              25
   Microsoft(A)                                         273,608           7,447
   Molex                                                    800              18
   MoneyGram International                               21,539              79
   Motorola(A)                                           40,805             407
   National Instruments                                     900              23
   National Semiconductor                                   900              15
   NAVTEQ*                                                2,200             165
   NCR*                                                  15,258             338
   Network Appliance* (A)                                22,300             482
   Novell*                                               10,142              76
   Nvidia* (A)                                           21,800             466
   Oracle* (A)                                           70,600           1,327
   QLogic* (A)                                           64,000           1,014
   Qualcomm                                             119,500           5,064
   Red Hat*                                               1,500              27
   Research In Motion*                                   33,000           3,426
   SanDisk*                                               1,000              24
   Seagate Technology(A)                                178,200           3,845
   Semtech*                                                 800              10
   Silicon Laboratories* (A)                             15,200             470
   Sun Microsystems* (A)                                167,081           2,740
   SYKES Enterprises*                                     7,200             121
   Symantec* (A)                                         80,100           1,349
   Synopsys*                                             15,933             370
   Tech Data* (A)                                        27,177             906
   Teradata*                                             74,800           1,887
   Texas Instruments(A)                                  84,825           2,542
   Trimble Navigation*                                    3,654             100
   Tyco Electronics                                         375              12
   Unisys*                                              127,031             525
   Varian Semiconductor Equipment Associates*             2,600              88
   VeriSign*                                              3,100             108
   Vignette*                                              6,100              77
   Vishay Intertechnology*                               43,463             397
   VMware, Cl A*                                            200              12
   Volterra Semiconductor*                                1,300              11
   Western Digital*                                         500              15
   Western Union                                          8,436             175
   Xerox(A)                                              37,400             550
   Xilinx(A)                                             22,200             496
   Zebra Technologies, Cl A*                             12,100             403
   Zoran*                                                 8,600             118
                                                                  --------------
                                                                         86,861
                                                                  --------------
MATERIALS -- 3.9%
   Air Products & Chemicals                               1,600             146
   Airgas                                                 5,584             271
   AK Steel Holding                                       9,361             493
   Albemarle                                                200               8
   Alcoa(A)                                              19,900             739
   Allegheny Technologies                                 1,000              77
   Ashland(A)                                            33,757           1,491
   Ball                                                   6,400             282
   Cabot(A)                                               9,668             265
   Carpenter Technology(A)                                8,000             503
   Celanese, Cl A                                        12,400             482


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings/ February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Cleveland-Cliffs                                         600   $          72
   Commercial Metals                                      3,100              94
   Crown Holdings* (A)                                   26,269             655
   Cytec Industries                                       8,600             493
   Dow Chemical(A)                                       23,800             897
   E.I. Du Pont de Nemours(A)                            11,677             542
   Eastman Chemical                                       6,500             428
   Ecolab                                                 7,275             340
   FMC                                                    1,900             108
   Freeport-McMoRan Copper & Gold, Cl B                     972              98
   Greif, Cl A(A)                                         9,300             608
   H.B. Fuller                                              500              11
   Huntsman                                               3,100              75
   International Flavors & Fragrances                     2,700             116
   International Paper(A)                                25,352             803
   Lubrizol                                               7,000             408
   Martin Marietta Materials                              1,900             205
   MeadWestvaco                                             500              13
   Methanex                                              11,500             331
   Monsanto                                               1,200             139
   Mosaic*                                                3,100             345
   Nalco Holding(A)                                      49,627           1,072
   Newmont Mining                                        13,231             677
   Nova Chemicals                                        11,600             354
   Nucor(A)                                              18,373           1,186
   Olin                                                  13,000             250
   Owens-Illinois*                                        6,300             356
   Packaging of America                                   1,200              27
   Pactiv*                                                2,300              58
   PPG Industries                                         5,221             324
   Praxair                                               29,200           2,343
   Reliance Steel & Aluminum                              1,000              55
   Sigma-Aldrich                                            600              33
   Smurfit-Stone Container*                               2,983              24
   Sonoco Products                                          700              20
   Southern Copper(A)                                     5,000             571
   Spartech                                                 600               9
   Steel Dynamics                                           100               6
   Temple-Inland                                          3,600              49
   United States Steel                                    3,300             358
   Valspar                                                7,400             161
   Vulcan Materials                                       1,286              90
   Weyerhaeuser                                           1,300              80
                                                                  --------------
                                                                         19,641
                                                                  --------------
TELECOMMUNICATION SERVICES -- 3.3%
   American Tower, Cl A*                                  6,200             238
   AT&T(A)                                              205,413           7,154
   Bell Aliant Regional Communications
     Income Fund (Canada)                                   254               8
   CenturyTel(A)                                         13,800             499
   Citizens Communications                                8,200              88
   Crown Castle International*                           59,700           2,155
   Embarq                                                 2,925             123
   Qwest Communications International                   121,126             654
   Rogers Communications, Cl B(A)                         8,900             352
   Sprint Nextel(A)                                      93,800             667
   Telephone & Data Systems                               4,200             197
   US Cellular* (A)                                      10,892             686
   Verizon Communications(A)                             85,979           3,123

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Windstream                                            50,350   $         592
                                                                  --------------
                                                                         16,536
                                                                  --------------
UTILITIES -- 2.6%
   AES* (A)                                              19,300             347
   AGL Resources                                          4,600             160
   Allegheny Energy                                         300              15
   Alliant Energy                                        13,825             480
   American Electric Power                                8,100             331
   Atmos Energy                                           6,900             179
   Avista                                                 3,500              64
   Centerpoint Energy                                    23,500             345
   CMS Energy                                            16,000             230
   Consolidated Edison                                    8,400             343
   Constellation Energy Group                             3,400             300
   Dominion Resources(A)                                 11,900             475
   DTE Energy                                               700              28
   Duke Energy(A)                                        24,000             421
   Dynegy, Cl A* (A)                                     38,371             284
   Edison International(A)                               21,700           1,072
   Energen                                                2,000             120
   Energy East                                            5,300             141
   Entergy                                                5,800             596
   Equitable Resources                                    3,800             234
   Exelon                                                 1,700             127
   FirstEnergy(A)                                         8,500             575
   FPL Group                                              7,300             440
   MDU Resources Group                                    4,267             112
   Mirant*                                                3,500             130
   National Fuel Gas                                      1,000              47
   Northeast Utilities                                    4,800             122
   NRG Energy*                                           10,500             433
   Oneok                                                  4,400             205
   Pepco Holdings                                         1,700              43
   PG&E(A)                                               11,648             439
   PPL                                                   10,200             463
   Progress Energy                                        4,600             193
   Public Service Enterprise Group(A)                    22,000             971
   Questar                                                1,000              55
   Reliant Energy* (A)                                   67,825           1,546
   Sempra Energy                                          7,668             407
   Sierra Pacific Resources(A)                           26,100             337
   Southern                                                 400              14
   Southern Union                                         2,571              66
   UGI                                                   10,795             277
   Xcel Energy                                              200               4
                                                                  --------------
                                                                         13,171
                                                                  --------------
Total Common Stock
   (Cost $488,636) ($ Thousands)                                        474,708
                                                                  --------------

MUTUAL FUND -- 15.1%
   SEI LIBOR Plus Portfolio,
     5.760%*** (B)                                    8,120,820          75,930
                                                                  --------------

Total Mutual Fund
   (Cost $80,874) ($ Thousands)                                          75,930
                                                                  --------------


--------------------------------------------------------------------------------
     SEI Institutional Investments Trust / Quarterly Holdings/ February 29, 2008

--------------------------------------------------------------------------------
                                                    Shares/Face    Market Value
Description                                  Amount($Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 1.8%
   U.S. Treasury Bill(C) (D)
      2.167%, 05/22/08                       $            8,540   $       8,505
      3.148%, 06/05/08                                      300             299
                                                                  --------------

Total U.S. Treasury Obligations
   (Cost $8,796) ($ Thousands)                                            8,804
                                                                  --------------

CASH EQUIVALENT -- 3.3%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 3.59%** (A)
     (B)                                             16,721,792          16,722
                                                                  --------------

Total Cash Equivalent
   (Cost $16,722) ($ Thousands)                                          16,722
                                                                  --------------

Total Investments -- 114.8%
   (Cost $595,028)($ Thousands) +                                 $     576,164
                                                                  ==============

COMMON STOCK SOLD SHORT -- (14.7)%

CONSUMER DISCRETIONARY -- (3.1)%
   Advance Auto Parts                                      (431)            (14)
   Amazon.com*                                           (3,000)           (193)
   Apollo Group, Cl A*                                   (6,651)           (408)
   Centex                                               (27,159)           (603)
   Central European Media Enterprises,
     Cl A*                                              (10,472)           (963)
   Circuit City Stores                                  (95,789)           (424)
   Coldwater Creek*                                     (15,600)            (86)
   CROCS*                                                (8,700)           (212)
   CTC Media*                                           (11,415)           (335)
   Dillard's, Cl A                                      (10,700)           (158)
   DISH Network, Cl A*                                   (9,500)           (282)
   DR Horton                                            (43,550)           (611)
   DreamWorks Animation SKG, Cl A*                      (27,198)           (690)
   E.W. Scripps, Cl A                                      (600)            (25)
   Eastman Kodak                                         (5,400)            (92)
   GameStop, Cl A*                                       (7,146)           (303)
   Gentex                                               (34,404)           (555)
   H&R Block                                            (33,600)           (627)
   Harte-Hanks                                           (6,087)           (103)
   International Speedway, Cl A                          (4,981)           (198)
   Interpublic Group of*                                (57,800)           (498)
   Jones Apparel Group                                   (9,175)           (129)
   KB Home                                              (24,629)           (589)
   Las Vegas Sands*                                     (12,800)         (1,067)
   Lennar, Cl A                                         (38,827)           (722)
   MDC Holdings                                         (10,506)           (440)
   News, Cl A                                            (8,800)           (162)
   O'Reilly Automotive*                                 (14,400)           (388)
   Orient-Express Hotels, Cl A                          (15,442)           (836)
   PetSmart                                              (2,325)            (50)
   priceline.com*                                        (2,700)           (308)
   Pulte Homes                                          (50,264)           (680)
   Quiksilver*                                          (32,500)           (293)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Ryland Group                                         (21,582)  $        (611)
   Saks*                                                (24,600)           (383)
   Sally Beauty Holdings*                               (31,400)           (240)
   Scientific Games, Cl A*                              (22,300)           (461)
   Sirius Satellite Radio*                              (95,555)           (271)
   Target                                                (4,100)           (216)
   Tiffany                                               (5,387)           (203)
   Warner Music Group                                   (28,000)           (168)
   Weight Watchers International                         (2,419)           (114)
                                                                  --------------
                                                                        (15,711)
                                                                  --------------
CONSUMER STAPLES -- (0.2)%
   Bare Escentuals*                                      (3,611)            (99)
   Church & Dwight                                       (4,495)           (240)
   Hansen Natural*                                       (4,103)           (170)
   Hershey                                               (4,263)           (158)
   WM Wrigley Jr.                                        (3,608)           (216)
                                                                  --------------
                                                                           (883)
                                                                  --------------
ENERGY -- (1.8)%
   Baker Hughes                                          (1,000)            (67)
   BJ Services                                          (11,300)           (293)
   Cabot Oil & Gas                                      (15,700)           (781)
   Cameco                                               (19,300)           (758)
   Continental Resources*                                (9,500)           (267)
   Diamond Offshore Drilling                             (5,788)           (700)
   Enbridge                                             (13,200)           (544)
   Forest Oil*                                           (4,800)           (237)
   Helmerich & Payne                                       (656)            (29)
   Peabody Energy                                       (21,911)         (1,241)
   Quicksilver Resources*                               (11,600)           (399)
   Range Resources                                      (17,200)         (1,052)
   Rowan                                                 (5,200)           (210)
   Teekay                                               (16,041)           (689)
   Tetra Technologies*                                  (18,300)           (314)
   TransCanada                                          (13,700)           (549)
   Transocean                                            (1,300)           (183)
   Unit*                                                (11,263)           (621)
                                                                  --------------
                                                                         (8,934)
                                                                  --------------
FINANCIALS -- (2.0)%
   AMB Property+++                                       (1,100)            (55)
   AMBAC Financial Group                                (19,000)           (212)
   Arthur J Gallagher                                    (2,100)            (50)
   AvalonBay Communities+++                              (3,800)           (351)
   Bancorpsouth                                            (900)            (20)
   Bear Stearns                                         (11,647)           (930)
   Camden Property Trust+++                              (3,300)           (157)
   CapitalSource+++                                     (20,060)           (318)
   Capitol Federal Financial                            (14,900)           (517)
   Commerce Bancshares City MO                             (700)            (29)
   Conseco*                                             (25,000)           (293)
   Douglas Emmett+++                                     (2,982)            (63)
   Equity Residential+++                                 (3,500)           (134)
   Federal Realty Investment Trust+++                    (1,700)           (122)
   Fidelity National Financial, Cl A                    (55,774)           (983)
   First American                                       (11,000)           (383)
   Forest City Enterprises, Cl A                         (2,029)            (71)
   Forestar Real Estate Group*                           (2,400)            (59)
   Jefferies Group                                      (10,600)           (188)
   Leucadia National                                    (28,868)         (1,306)
   Markel*                                                 (300)           (139)
   Marsh & McLennan                                      (2,000)            (51)


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   MBIA                                                 (31,300)  $        (406)
   Merrill Lynch                                         (6,187)           (307)
   NASDAQ Stock Market*                                  (5,000)           (208)
   Plum Creek Timber+++                                  (3,500)           (142)
   PMI Group                                            (19,038)           (138)
   Progressive                                           (6,700)           (123)
   Rayonier+++                                           (1,000)            (43)
   SL Green Realty+++                                    (2,700)           (247)
   SLM                                                  (37,200)           (729)
   T. Rowe Price Group                                   (4,200)           (212)
   Unitrin                                               (2,400)            (85)
   Valley National Bancorp                              (28,670)           (536)
   Ventas+++                                             (9,967)           (417)
   White Mountains Insurance Group                         (300)           (148)
                                                                  --------------
                                                                        (10,172)
                                                                  --------------
HEALTH CARE -- (2.3)%
   Advanced Medical Optics*                              (3,600)            (82)
   Allergan                                              (5,800)           (344)
   Biogen Idec*                                          (1,500)            (88)
   BioMarin Pharmaceutical*                             (14,500)           (552)
   Brookdale Senior Living                               (9,343)           (244)
   Cephalon*                                             (9,549)           (575)
   Community Health Systems*                            (12,500)           (388)
   Cooper                                               (26,324)           (900)
   DaVita*                                               (7,500)           (372)
   Henry Schein*                                         (4,600)           (275)
   ImClone Systems*                                      (3,000)           (135)
   Immucor*                                             (13,000)           (387)
   IMS Health                                           (12,000)           (270)
   Invitrogen*                                           (6,751)           (570)
   King Pharmaceuticals*                                 (8,852)            (94)
   LifePoint Hospitals*                                 (30,845)           (773)
   Lincare Holdings*                                     (9,903)           (322)
   McKesson                                              (6,000)           (353)
   Millipore*                                            (2,700)           (189)
   Mylan Laboratories                                   (32,400)           (383)
   Omnicare                                             (12,700)           (266)
   Patterson*                                            (2,700)            (95)
   PDL BioPharma*                                        (5,725)            (91)
   Pharmaceutical Product Development                   (13,900)           (627)
   Resmed*                                              (23,800)           (965)
   Tenet Healthcare*                                   (102,000)           (491)
   Varian Medical Systems*                               (4,600)           (241)
   VCA Antech*                                          (16,500)           (530)
   Vertex Pharmaceuticals*                              (22,200)           (389)
   Waters*                                                 (309)            (18)
   WellCare Health Plans*                               (14,500)           (692)
                                                                  --------------
                                                                        (11,701)
                                                                  --------------
INDUSTRIALS -- (1.6)%
   Aircastle                                            (20,270)           (417)
   AMR*                                                 (39,200)           (502)
   BE Aerospace*                                         (7,000)           (240)
   ChoicePoint*                                         (13,211)           (639)
   Copa Holdings, Cl A                                  (25,220)           (911)
   Copart*                                               (6,223)           (259)
   Corporate Executive Board                             (5,442)           (221)
   Corrections of America*                               (3,600)            (97)
   Covanta Holding*                                     (17,500)           (502)
   Delta Air Lines*                                     (19,300)           (258)
   Expeditors International Washington                   (4,600)           (181)
   Flowserve                                             (4,800)           (523)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Joy Global                                            (9,100)  $        (604)
   MSC Industrial Direct, Cl A                           (4,746)           (193)
   Oshkosh Truck                                         (5,912)           (237)
   Pall                                                  (5,000)           (197)
   Pitney Bowes                                         (21,478)           (769)
   Quanta Services*                                     (20,400)           (487)
   Stericycle*                                           (2,901)           (156)
   Sunpower, Cl A*                                       (4,800)           (315)
   Toro                                                  (2,330)           (112)
                                                                  --------------
                                                                         (7,820)
                                                                  --------------
INFORMATION TECHNOLOGY -- (2.3)%
   Amphenol, Cl A                                       (11,700)           (432)
   Applied Materials                                    (16,900)           (324)
   Autodesk*                                             (7,800)           (243)
   AVX                                                   (2,200)            (28)
   Ciena*                                                (7,400)           (191)
   Cypress Semiconductor*                               (46,000)           (999)
   Diebold                                               (8,500)           (205)
   DST Systems*                                          (4,000)           (281)
   Electronic Arts*                                     (19,100)           (902)
   Equinix*                                              (6,500)           (451)
   F5 Networks*                                          (7,251)           (161)
   Factset Research Systems                                (300)            (16)
   Fair Isaac                                           (16,067)           (373)
   Fidelity National Information Services               (18,315)           (760)
   Hewitt Associates, Cl A*                              (2,701)           (107)
   Integrated Device Technology*                         (6,423)            (54)
   International Rectifier*                              (1,092)            (25)
   Iron Mountain*                                        (1,200)            (36)
   Kla-Tencor                                            (8,300)           (349)
   Linear Technology                                    (21,630)           (599)
   Microchip Technology                                  (6,813)           (210)
   Micron Technology*                                   (53,000)           (399)
   NAVTEQ*                                               (4,589)           (344)
   Novell*                                              (10,600)            (79)
   Novellus Systems*                                     (4,000)            (88)
   Paychex                                              (13,288)           (418)
   Qualcomm                                                (374)            (16)
   Rambus*                                              (28,117)           (507)
   Red Hat*                                             (33,721)           (601)
   Riverbed Technology*                                 (18,402)           (369)
   Salesforce.com*                                       (8,900)           (532)
   SanDisk*                                              (5,492)           (129)
   SAVVIS*                                               (9,200)           (179)
   Tellabs*                                              (8,992)            (59)
   Trimble Navigation*                                  (14,800)           (405)
   VeriFone Holdings*                                    (5,619)           (116)
   VeriSign*                                             (1,500)            (52)
   Zebra Technologies, Cl A*                            (16,819)           (560)
                                                                  --------------
                                                                        (11,599)
                                                                  --------------
MATERIALS -- (0.8)%
   Allegheny Technologies                                (2,600)           (201)
   Bemis                                                (16,929)           (420)
   Celanese, Cl A                                        (1,483)            (58)
   Eagle Materials                                      (13,698)           (487)
   Ivanhoe Mines*                                       (60,400)           (788)
   Louisiana-Pacific                                    (48,810)           (531)
   Potash Corp of Saskatchewan                           (4,700)           (747)
   Sealed Air                                            (1,000)            (24)
   Silver Standard Resources*                           (15,600)           (579)
   Weyerhaeuser                                          (1,500)            (92)
                                                                  --------------
                                                                         (3,927)
                                                                  --------------


--------------------------------------------------------------------------------
     SEI Institutional Investments Trust / Quarterly Holdings/ February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- (0.4)%
   Citizens Communications                              (20,280)   $       (218)
   MetroPCS Communications*                             (14,200)           (226)
   NII Holdings*                                        (18,600)           (739)
   Windstream                                           (73,817)           (868)
                                                                  --------------
                                                                         (2,051)
                                                                  --------------
UTILITIES -- (0.2)%
   Equitable Resources                                   (6,400)           (395)
   Mirant*                                               (3,200)           (118)
   PPL                                                   (4,902)           (222)
   Wisconsin Energy                                      (5,400)           (236)
                                                                  --------------
                                                                           (971)
                                                                  --------------
Total Common Stock Sold Short
   Proceeds $(82,310) ($ Thousands)                                     (73,769)
                                                                  --------------

A summary of the open futures contracts held by the Fund at February 29, 2008, is as follows:

--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                                                  APPRECIATION
  TYPE OF                               NUMBER OF   EXPIRATION   (DEPRECIATION)
  CONTRACT                              CONTRACTS      DATE      ($ THOUSANDS)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
S&P 500 Index                                 297     Mar-2008   $       (9,988)
S&P 500 Index E-Mini                            9     Mar-2008   $          (57)
                                                                 ---------------
                                                                 $     ( 10,045)
                                                                 ===============

      Percentages are based on a Net Assets of $501,562 ($ Thousands)

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of February 29, 2008

***   Rate shown is the 30 day SEC yield as of February 29, 2008

(A) All or a portion of this security is held as collateral for securities sold short. The total value of collateral for securities sold short at February 29, 2008 was $227,979 ($ Thousands).

(B)   Investment in Affiliated Security.

(C) All or a portion of this security has been pledged as collateral for open futures contracts.

(D)   The rate reported is the effective yield at time of purchase.

+++   Real Estate Investment Trust

ADR -- American Depositary Receipt
Cl  -- Class
Ser -- Series

+ At February 29, 2008, the tax basis cost of the Fund's investments was $595,028 ($ Thousands), and the unrealized appreciation and depreciation were $22,445 ($ Thousands) and $(41,309) ($ Thousands) respectively.

      For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 76.5%

CONSUMER DISCRETIONARY -- 5.8%
   Abercrombie & Fitch, Cl A                             11,100   $         861
   Aeropostale*                                          61,200           1,644
   Amazon.com* (A)                                      315,115          20,316
   Apollo Group, Cl A* (A)                              142,800           8,765
   Asbury Automotive Group                               76,600           1,074
   Autozone*                                              8,800           1,013
   Best Buy(A)                                          599,977          25,806
   Big Lots* (A)                                        658,705          11,100
   Bob Evans Farms(A)                                    16,800             486
   Brinker International(A)                             141,050           2,601
   Cablevision Systems, Cl A* (A)                       238,725           6,395
   CBS, Cl B(A)                                         358,740           8,186
   Christopher & Banks(A)                               101,600           1,097
   Clear Channel Communications                          17,000             544
   Coach*                                               182,700           5,539
   Comcast, Cl A(A)                                     783,452          15,309
   Darden Restaurants                                   168,500           5,195
   DIRECTV Group*                                     1,553,962          38,927
   Dollar Tree Stores*                                   41,100           1,103
   Eastman Kodak                                         29,100             494
   Expedia*                                              73,700           1,690
   Family Dollar Stores                                  31,700             607
   Ford Motor* (A)                                    2,243,010          14,647
   Fortune Brands                                         7,500             487
   GameStop, Cl A*                                       68,500           2,902
   General Motors                                        94,900           2,209
   Goodyear Tire & Rubber*                               88,200           2,390
   Group 1 Automotive(A)                                  9,300             228
   Gymboree*                                            143,100           5,665
   Hanesbrands*                                         156,026           4,540
   Harley-Davidson                                       74,600           2,772
   Harman International Industries                       35,400           1,458
   Hasbro                                                37,400             964
   Home Depot(A)                                        350,295           9,300
   IAC* (A)                                             207,600           4,131
   J.C. Penney                                           98,500           4,552
   Jack in the Box* (A)                                 140,000           3,678
   Johnson Controls                                     222,436           7,310
   Jones Apparel Group(A)                               373,600           5,271
   Kohl's*                                               41,300           1,835
   Limited Brands                                       104,800           1,598
   Marriott International, Cl A(A)                      431,922          14,729
   Marvel Entertainment* (A)                            140,800           3,541
   Mattel                                               243,300           4,700
   McDonald's                                           538,332          29,129
   Meredith                                               8,000             347
   News, Cl A                                           728,400          13,410
   Nike, Cl B                                            45,500           2,739
   Nordstrom                                            127,826           4,733
   Polo Ralph Lauren, Cl A                               44,800           2,786
   RadioShack                                           147,000           2,565
   Rent-A-Center, Cl A*                                 193,600           3,320
   Sears Holdings*                                        5,600             535
   Sherwin-Williams                                      72,100           3,733
   Snap-On                                              126,568           6,319
   Sonic* (A)                                            61,400           1,310
   Stanley Works(A)                                      48,600           2,359
   Starbucks*                                            28,300             509
   Starwood Hotels & Resorts Worldwide                   37,571           1,778

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Target                                               140,462   $       7,390
   Tiffany                                              140,200           5,277
   Time Warner                                        2,570,062          40,118
   TJX                                                   34,700           1,110
   TRW Automotive Holdings*                             171,881           3,795
   Valassis Communications* (A)                          92,000           1,032
   VF                                                   104,100           7,917
   Viacom, Cl B* (A)                                    319,400          12,696
   Walt Disney(A)                                     1,139,366          36,927
   Warnaco Group*                                        68,300           2,565
   Washington Post, Cl B                                  1,700           1,231
   Wendy's International                                 31,400             762
   Whirlpool                                             26,000           2,194
   Wolverine World Wide                                   8,400             223
   Wyndham Worldwide                                     16,200             359
   Yum! Brands(A)                                       283,900           9,780
                                                                  --------------
                                                                        466,607
                                                                  --------------
CONSUMER STAPLES -- 8.0%
   Altria Group                                       1,036,134          75,782
   Anheuser-Busch                                       418,625          19,713
   Archer-Daniels-Midland                               633,150          28,555
   Avon Products                                         31,000           1,179
   Brown-Forman, Cl B                                   118,300           7,544
   Campbell Soup                                          5,900             191
   Clorox                                                50,200           2,921
   Coca-Cola                                            775,087          45,312
   Coca-Cola Enterprises                                262,100           6,403
   Colgate-Palmolive                                    119,400           9,085
   ConAgra Foods                                         20,600             455
   Constellation Brands, Cl A*                           82,600           1,587
   Costco Wholesale(A)                                  312,982          19,380
   CVS                                                  510,308          20,606
   Dean Foods(A)                                         59,458           1,280
   Estee Lauder, Cl A                                     8,800             375
   General Mills                                        105,800           5,924
   Herbalife                                             23,300             975
   HJ Heinz                                               9,200             406
   Kellogg                                               35,300           1,790
   Kimberly-Clark                                       367,394          23,947
   Kraft Foods, Cl A                                    196,183           6,115
   Kroger                                             1,434,869          34,795
   McCormick                                             13,400             462
   Molson Coors Brewing, Cl B                           144,700           7,808
   Pepsi Bottling Group                                 189,600           6,448
   PepsiCo                                              713,927          49,661
   Procter & Gamble                                   1,852,703         122,612
   Reynolds American(A)                                 320,400          20,416
   Rite Aid* (A)                                        653,787           1,746
   Safeway                                              438,700          12,608
   Sara Lee                                             154,900           1,956
   Supervalu                                            221,100           5,804
   Sysco                                                807,590          22,661
   Tyson Foods, Cl A                                  1,180,847          17,016
   UST                                                   37,200           2,020
   Walgreen                                              24,203             884
   Wal-Mart Stores(A)                                 1,145,838          56,821
   Whole Foods Market                                    34,100           1,199
   WM Wrigley Jr.                                        11,600             694
                                                                  --------------
                                                                        645,136
                                                                  --------------


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

ENERGY -- 10.0%
   Anadarko Petroleum                                    42,000   $       2,677
   Apache                                               108,000          12,389
   Baker Hughes                                          65,200           4,387
   BJ Services                                           23,200             602
   Cameron International*                                43,800           1,861
   Chesapeake Energy(A)                                  66,500           3,007
   Chevron                                            1,552,741         134,560
   ConocoPhillips                                     1,165,555          96,403
   Consol Energy                                         16,700           1,269
   Devon Energy                                         143,624          14,753
   El Paso                                              129,200           2,106
   ENSCO International                                  161,400           9,658
   Exxon Mobil                                        3,084,910         268,417
   Halliburton                                        1,064,239          40,759
   Helmerich & Payne                                      7,900             354
   Hess                                                  21,600           2,013
   Hornbeck Offshore Services* (A)                       78,400           3,523
   Marathon Oil                                         516,654          27,465
   Murphy Oil                                            83,900           6,744
   National Oilwell Varco* (A)                          195,421          12,175
   Noble                                                 52,500           2,580
   Noble Energy                                          28,600           2,214
   Occidental Petroleum                                 361,637          27,980
   Peabody Energy                                        19,000           1,076
   Plains Exploration & Production* (A)                 180,251           9,734
   Range Resources                                       18,400           1,126
   Rowan                                                 72,700           2,931
   SandRidge Energy*                                     19,200             723
   Schlumberger(A)                                      382,154          33,036
   SEACOR Holdings* (A)                                  29,000           2,784
   Smith International                                  106,900           6,738
   Sunoco(A)                                            154,800           9,455
   Tesoro                                                79,900           2,967
   Tidewater                                            114,000           6,401
   Transocean                                            42,143           5,922
   Trico Marine Services*                                12,400             490
   Unit*                                                  8,100             447
   Valero Energy                                        148,200           8,562
   Weatherford International*                            62,900           4,335
   Willbros Group* (A)                                   62,800           2,152
   Williams                                             929,499          33,481
   XTO Energy                                            47,925           2,957
                                                                  --------------
                                                                        813,213
                                                                  --------------
FINANCIALS -- 12.8%
   ACE                                                  512,195          28,806
   Aflac                                                 60,500           3,776
   Allstate                                             409,747          19,557
   American Express                                     269,881          11,416
   American Financial Group                             152,500           3,945
   American International Group(A)                    1,404,126          65,798
   American National Insurance                            1,526             173
   Ameriprise Financial                                  96,336           4,878
   Annaly Capital Management+++                          32,400             670
   AON                                                   93,700           3,899
   Apollo Investments* (A)                               65,700           1,018
   Arch Capital Group*                                   15,100           1,034
   Ashford Hospitality Trust+++ (A)                      23,800             158
   Assurant                                               7,500             469
   Assured Guaranty(A)                                   63,100           1,619
   AvalonBay Communities+++ (A)                          49,440           4,570

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Axis Capital Holdings                                 44,933   $       1,657
   Bank of America(A)                                 2,635,986         104,753
   Bank of New York Mellon                              679,107          29,793
   BB&T(A)                                              125,600           3,910
   BlackRock, Cl A(A)                                    66,915          12,931
   BOK Financial                                          4,884             253
   Boston Properties+++ (A)                             223,336          19,245
   Brandywine Realty Trust+++ (A)                       184,900           3,095
   Capital One Financial(A)                             260,390          11,986
   CB Richard Ellis Group, Cl A*                         84,200           1,689
   CBL & Associates Properties+++ (A)                   125,800           2,937
   Central Pacific Financial(A)                          37,300             690
   Charles Schwab                                     1,321,062          25,906
   Chubb                                                182,400           9,284
   Cincinnati Financial                                  12,300             457
   CIT Group                                             25,600             569
   Citigroup                                          2,961,313          70,213
   CME Group, Cl A                                        3,700           1,899
   Colonial BancGroup(A)                                 63,900             772
   Comerica                                              20,500             743
   Commerce Bancorp                                      68,900           2,603
   Endurance Specialty Holdings                          43,900           1,725
   Fannie Mae                                            97,600           2,699
   Federated Investors, Cl B                             10,500             426
   Fifth Third Bancorp(A)                               137,200           3,142
   First Citizens BancShares, Cl A                        1,430             203
   First Industrial Realty Trust+++ (A)                  67,400           2,048
   Franklin Resources                                   267,018          25,198
   Freddie Mac                                            1,617              41
   GLG Partners(A)                                      232,598           3,026
   Goldman Sachs Group                                  258,303          43,817
   Hartford Financial Services Group                    197,864          13,831
   Host Hotels & Resorts+++ (A)                         177,800           2,879
   Hudson City Bancorp(A)                               841,900          13,360
   Huntington Bancshares                                375,600           4,590
   Interactive Brokers Group, Cl A*                      22,400             696
   IntercontinentalExchange*                              5,200             678
   Investment Technology Group*                          69,700           3,247
   iStar Financial+++ (A)                                 9,200             181
   Janus Capital Group(A)                               437,900          10,606
   JPMorgan Chase                                     2,336,619          94,983
   Lazard, Cl A                                         117,800           4,499
   Lehman Brothers Holdings                              36,500           1,861
   Leucadia National                                    219,400           9,930
   Lincoln National                                       7,592             388
   Loews                                                705,110          29,502
   M&T Bank                                               5,200             427
   MCG Capital                                           31,100             373
   Merrill Lynch(A)                                     219,944          10,900
   MetLife(A)                                           565,076          32,921
   MF Global*                                            75,151           1,319
   Montpelier Re Holdings(A)                             99,400           1,581
   Moody's(A)                                             9,400             357
   Morgan Stanley                                       544,016          22,914
   MSCI, Cl A*                                            7,700             229
   Northern Trust(A)                                    129,894           8,785
   NorthStar Realty Finance+++ (A)                       85,900             764
   NYSE Euronext                                         16,500           1,084
   Parkway Properties+++ (A)                             20,300             726
   PartnerRe                                             37,600           2,891
   Platinum Underwriters Holdings                        31,800           1,097
   Plum Creek Timber+++                                  11,900             484


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   PNC Financial Services Group                          27,500   $       1,689
   Progressive                                           50,500             926
   Provident Bankshares(A)                               75,200             957
   Prudential Financial(A)                              575,320          41,981
   Rayonier+++                                          108,569           4,620
   Regions Financial(A)                                 433,200           9,184
   Simon Property Group+++                                6,381             535
   SLM                                                  119,800           2,349
   State Street                                         130,358          10,240
   Strategic Hotels & Resorts+++ (A)                     40,900             582
   Sunstone Hotel Investors+++ (A)                       92,800           1,453
   SunTrust Banks                                        73,600           4,278
   T. Rowe Price Group                                   90,528           4,574
   Travelers                                            867,834          40,276
   Umpqua Holdings(A)                                    14,400             204
   Unum Group                                           160,800           3,684
   US Bancorp                                           351,266          11,248
   Vornado Realty Trust+++                                3,700             309
   Wachovia(A)                                          989,379          30,295
   Washington Mutual(A)                                  94,741           1,402
   Wells Fargo(A)                                     1,589,449          46,459
   XL Capital, Cl A(A)                                   78,700           2,838
   Zions Bancorporation(A)                               22,100           1,055
                                                                  --------------
                                                                      1,038,717
                                                                  --------------
HEALTH CARE -- 9.5%
   Abbott Laboratories                                  291,416          15,605
   Aetna                                                110,449           5,478
   AmerisourceBergen(A)                                 400,760          16,720
   Amgen*                                               306,115          13,934
   Analogic                                              10,000             585
   Applera - Applied Biosystems Group(A)                328,240          11,065
   Baxter International                                 947,325          55,912
   Becton Dickinson                                      78,400           7,089
   Biogen Idec*                                          37,900           2,212
   Bristol-Myers Squibb(A)                            1,749,377          39,553
   C.R. Bard                                              5,200             493
   Cardinal Health                                      471,114          27,862
   Celgene*                                             158,800           8,952
   Cigna                                                485,726          21,654
   Coventry Health Care*                                 29,400           1,525
   Covidien                                              11,042             472
   Cubist Pharmaceuticals*                              153,500           2,794
   Dionex*                                               25,100           1,853
   Eli Lilly                                            445,772          22,298
   Express Scripts* (A)                                 338,700          20,017
   Genentech*                                           292,724          22,174
   Genzyme*                                              13,200             936
   Gilead Sciences*                                     332,800          15,748
   Health Net*                                          235,290          10,339
   Hospira*                                              50,400           2,145
   Humana*                                              275,879          18,851
   IMS Health                                            21,300             479
   Intuitive Surgical*                                    9,700           2,735
   Johnson & Johnson                                  1,550,039          96,041
   King Pharmaceuticals*                                 54,200             575
   Laboratory Corp of America Holdings*                  47,600           3,680
   McKesson(A)                                          415,184          24,396
   Medco Health Solutions* (A)                          712,197          31,556
   Medtronic                                            404,649          19,974
   Mentor(A)                                             79,200           2,349
   Merck                                                957,825          42,432

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Millennium Pharmaceuticals* (A)                      103,000   $       1,441
   Millipore*                                             6,200             433
   OSI Pharmaceuticals* (A)                             102,600           3,688
   Par Pharmaceutical*                                   24,900             440
   Patterson*                                            13,900             489
   PerkinElmer                                          118,000           2,929
   Pfizer                                             2,880,671          64,181
   Quest Diagnostics                                     85,800           4,090
   Schering-Plough                                      630,700          13,686
   Sciele Pharma*                                        12,200             253
   St. Jude Medical*                                     49,100           2,110
   STERIS                                                14,100             347
   Stryker                                              259,860          16,919
   Thermo Fisher Scientific*                            233,400          13,054
   UnitedHealth Group                                   583,423          27,118
   Waters*                                               53,600           3,195
   Watson Pharmaceuticals*                               53,300           1,482
   WellPoint*                                           311,496          21,830
   Wyeth                                                458,549          20,002
   Zimmer Holdings*                                      17,400           1,310
                                                                  --------------
                                                                        769,480
                                                                  --------------
INDUSTRIALS -- 10.6%
   3M                                                   262,844          20,607
   Administaff                                           21,900             540
   Aircastle(A)                                              --              --
   Allied Waste Industries* (A)                         264,427           2,734
   American Reprographics* (A)                           23,400             379
   Avery Dennison                                        38,400           1,971
   Boeing                                               874,119          72,369
   Burlington Northern Santa Fe                         195,900          17,196
   C.H. Robinson Worldwide                              163,465           8,299
   Caterpillar                                          140,928          10,193
   Cooper Industries, Cl A                               74,500           3,124
   CSX                                                  451,000          21,882
   Cummins                                              405,874          20,447
   Danaher                                               12,000             890
   Deere                                                 93,200           7,942
   Delta Air Lines* (A)                                  62,413             833
   Dover                                                 23,800             988
   Eaton                                                 41,200           3,322
   Emerson Electric                                     309,530          15,773
   Expeditors International Washington                   65,100           2,560
   Fastenal(A)                                           11,100             451
   FedEx(A)                                             305,074          26,886
   Flowserve                                             39,341           4,284
   Fluor(A)                                             122,865          17,109
   General Dynamics                                     140,500          11,500
   General Electric                                   6,372,218         211,175
   Goodrich                                              83,800           4,963
   Harsco                                                   383              22
   Herman Miller(A)                                     110,000           3,281
   Honeywell International                              349,253          20,096
   Hubbell, Cl B                                         25,900           1,175
   Illinois Tool Works(A)                               176,100           8,641
   Ingersoll-Rand, Cl A(A)                              427,100          17,878
   ITT                                                   22,200           1,249
   Jacobs Engineering Group* (A)                        216,590          17,390
   KBR                                                  209,122           6,970
   L-3 Communications Holdings, Cl 3                     27,200           2,891
   Lockheed Martin                                      541,125          55,845
   Manpower                                              31,293           1,774


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Norfolk Southern                                     251,500   $      13,302
   Northrop Grumman                                     229,276          18,023
   Paccar                                               278,169          12,067
   Pall                                                  94,600           3,724
   Parker Hannifin                                       57,900           3,742
   PeopleSupport* (A)                                    44,400             515
   Precision Castparts                                   90,500           9,990
   Raytheon                                             433,368          28,101
   Robert Half International                            122,000           3,289
   Rockwell Automation                                  204,500          11,188
   Rockwell Collins                                      18,200           1,072
   RR Donnelley & Sons                                   77,761           2,475
   Ryder System(A)                                       38,600           2,224
   Shaw Group* (A)                                      143,759           9,255
   Southwest Airlines                                   130,300           1,598
   Steelcase, Cl A                                       88,100           1,249
   Terex*                                               302,339          20,393
   Textron                                               69,300           3,754
   Thomas & Betts*                                       64,500           2,590
   Timken                                               109,547           3,301
   Trane                                                 19,200             865
   TrueBlue* (A)                                        111,600           1,394
   Tyco International                                   316,200          12,667
   Union Pacific                                         65,600           8,184
   United Parcel Service, Cl B(A)                       306,546          21,532
   United Technologies                                  384,944          27,142
   Waste Management                                      36,200           1,188
   WESCO International*                                  57,612           2,304
   WW Grainger                                           61,300           4,516
                                                                  --------------
                                                                        857,273
                                                                  --------------
INFORMATION TECHNOLOGY -- 11.3%
   Accenture, Cl A                                       85,700           3,021
   Adobe Systems*                                       270,700           9,109
   Advanced Micro Devices*                              122,300             882
   Affiliated Computer Services, Cl A*                   10,400             528
   Agilent Technologies*                                314,400           9,624
   Altera                                                50,300             861
   Amdocs*                                              154,414           4,787
   Analog Devices                                        59,700           1,607
   Apple*                                               306,126          38,272
   Applied Materials                                     49,000             939
   Arrow Electronics*                                   384,898          12,552
   Autodesk*                                             14,700             457
   Automatic Data Processing                            385,953          15,420
   Avnet*                                               299,194          10,086
   Avocent*                                              14,600             244
   BMC Software*                                         99,600           3,215
   Ciena*                                               108,500           2,803
   Cisco Systems*                                     2,064,200          50,305
   Citrix Systems*                                      121,900           4,014
   Cognizant Technology Solutions, Cl A*                 61,600           1,861
   Computer Sciences* (A)                               152,433           6,623
   Compuware* (A)                                       200,800           1,598
   Corning                                              667,158          15,498
   Dell*                                                202,000           4,010
   Earthlink*                                           129,400             936
   eBay*                                                631,600          16,649
   Electronic Arts*                                      10,200             482
   Electronic Data Systems                              881,146          15,261
   EMC*                                                 504,600           7,841
   Emulex* (A)                                          114,000           1,696

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Fidelity National Information Services               127,700   $       5,298
   Google, Cl A*                                        123,654          58,263
   Hewlett-Packard                                    2,160,329         103,199
   Ingram Micro, Cl A*                                  101,037           1,543
   Intel                                              1,543,281          30,788
   International Business Machines                      948,907         108,044
   Intuit*                                              215,200           5,716
   Jabil Circuit                                        209,300           2,704
   JDS Uniphase*                                         23,000             302
   Juniper Networks*                                    211,400           5,670
   Kla-Tencor                                            17,800             748
   Linear Technology                                     66,800           1,851
   LSI* (A)                                             128,900             650
   Mastercard, Cl A(A)                                   70,323          13,361
   MEMC Electronic Materials*                            77,000           5,874
   Microchip Technology                                  82,800           2,549
   Micron Technology*                                   105,500             793
   Microsoft                                          5,155,748         140,340
   Molex                                                 61,400           1,383
   Motorola                                             227,530           2,268
   National Semiconductor                                45,400             748
   NCR*                                                 253,854           5,625
   Network Appliance*                                   539,800          11,670
   Nvidia* (A)                                          686,050          14,675
   Oracle*                                            1,320,916          24,833
   Paychex                                               16,300             513
   QLogic*                                               53,200             843
   Qualcomm                                             595,400          25,227
   SanDisk*                                              81,900           1,929
   Seagate Technology(A)                                240,400           5,185
   Semtech* (A)                                          99,000           1,261
   Sun Microsystems*                                    989,800          16,233
   Symantec* (A)                                        699,000          11,771
   Tech Data*                                            44,448           1,482
   Teradata*                                             47,500           1,198
   Teradyne*                                             37,400             448
   Texas Instruments(A)                               1,347,680          40,376
   VeriSign*                                            103,600           3,605
   Western Digital*                                      86,800           2,680
   Xerox                                                868,900          12,773
   Xilinx(A)                                            336,500           7,524
   Yahoo!*                                              170,979           4,750
                                                                  --------------
                                                                        927,874
                                                                  --------------
MATERIALS -- 2.9%
   Air Products & Chemicals                              31,100           2,840
   AK Steel Holding(A)                                  220,066          11,580
   Alcoa                                                799,569          29,697
   Allegheny Technologies                                98,500           7,619
   Ashland                                              323,207          14,276
   Ball                                                  63,300           2,792
   Crown Holdings*                                      681,400          16,973
   Dow Chemical                                         490,200          18,476
   E.I. Du Pont de Nemours                              607,511          28,201
   Eastman Chemical                                      34,000           2,238
   Freeport-McMoRan Copper & Gold,
      Cl B                                               87,133           8,788
   H.B. Fuller(A)                                        20,000             455
   Hercules                                              52,700             965
   International Flavors & Fragrances                    60,600           2,614
   International Paper(A)                               181,700           5,760
   MeadWestvaco                                          73,900           1,896


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Monsanto                                             183,020   $      21,172
   Nalco Holding(A)                                     407,524           8,803
   Newmont Mining                                       155,567           7,960
   Nucor                                                142,900           9,227
   Olin(A)                                              194,000           3,729
   OM Group*                                             67,900           4,110
   Pactiv*                                               17,300             438
   PPG Industries                                        59,300           3,675
   Praxair                                               36,900           2,962
   Sigma-Aldrich                                         49,900           2,745
   Terra Industries*                                     10,500             475
   United States Steel                                   93,300          10,118
   Vulcan Materials                                      63,200           4,430
   Weyerhaeuser                                          28,300           1,732
   Zep                                                    9,100             143
                                                                  --------------
                                                                        236,889
                                                                  --------------
TELECOMMUNICATION SERVICES -- 3.1%
   American Tower, Cl A*                                 70,100           2,695
   AT&T                                               4,605,969         160,427
   CenturyTel(A)                                        155,800           5,638
   Embarq                                                64,600           2,709
   Qwest Communications
      International(A)                                1,009,890           5,453
   Sprint Nextel                                      1,259,400           8,954
   US Cellular* (A)                                     106,824           6,730
   Verizon Communications                             1,303,289          47,336
   Windstream                                           711,513           8,367
                                                                  --------------
                                                                        248,309
                                                                  --------------
UTILITIES -- 2.5%
   AES*                                                 824,776          14,829
   Allegheny Energy                                     180,900           9,166
   Alliant Energy                                        48,796           1,695
   American Electric Power                              140,300           5,741
   Centerpoint Energy(A)                                153,500           2,253
   CMS Energy                                            53,800             774
   Consolidated Edison                                  187,100           7,651
   Constellation Energy Group                            95,400           8,429
   Dominion Resources                                   221,400           8,843
   DTE Energy                                            38,900           1,549
   Duke Energy                                          715,300          12,546
   Dynegy, Cl A*                                        913,724           6,762
   Edison International                                 315,702          15,596
   Entergy                                               96,100           9,873
   Exelon                                               229,682          17,192
   FirstEnergy                                           26,200           1,771
   FPL Group                                             99,000           5,969
   Nicor(A)                                             111,400           3,799
   Pepco Holdings                                        36,600             925
   PG&E                                                 537,080          20,225
   Portland General Electric                             62,800           1,465
   PPL                                                  183,100           8,309
   Public Service Enterprise Group                      276,566          12,197
   Questar                                               53,400           2,950
   Reliant Energy* (A)                                  601,358          13,711
   Sempra Energy                                         85,468           4,541
   Southern(A)                                           61,300           2,117
                                                                  --------------
                                                                        200,878
                                                                  --------------
Total Common Stock
   (Cost $6,036,446) ($ Thousands)                                    6,204,376
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

MUTUAL FUND -- 17.6%
   SEI LIBOR Plus Portfolio,
   5.760%*** (B)                                    152,553,572   $   1,426,376
                                                                  --------------
Total Mutual Fund
   (Cost $1,522,899) ($ Thousands)                                    1,426,376
                                                                  --------------
CORPORATE OBLIGATION -- 0.1%

FINANCIALS -- 0.1%
   SLM MTN (C) (D)
         4.250%, 09/17/07                                11,238          11,238
                                                                  --------------
Total Corporate Obligation
   (Cost $11,238) ($ Thousands)                                          11,238
                                                                  --------------
U.S. TREASURY OBLIGATIONS -- 1.4%
   U.S. Treasury Bills(E) (F)
         2.835%, 03/20/08                                   750             749
         2.167%, 05/22/08                               106,020         105,594
         3.148%, 06/05/08                                 3,145           3,130
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $109,369) ($ Thousands)                                        109,473
                                                                  --------------
CASH EQUIVALENTS -- 12.1%
   Alpha Simplex                                         84,863              85
   FIMAT USA                                          2,513,933           2,514
   First Union Cash Management
      Program, 4.88%                                  4,850,657           4,851
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 3.59%** (B)            319,039,101         319,039
   SEI Liquidity Fund, L.P., 3.65%** (B)
      (D)                                           656,495,544         656,495
   UBS Margin Deposit                                   700,185             700
                                                                  --------------
Total Cash Equivalents
   (Cost $983,684) ($ Thousands)                                        983,684
                                                                  --------------
Total Investments -- 107.7%
   (Cost $8,663,636)($ Thousands) +                               $   8,735,147
                                                                  ==============

--------------------------------------------------------------------------------
A summary of the outstanding forward foreign currency contracts held by the Fund at February 29, 2008, is as follows:
--------------------------------------------------------------------------------
                                                                  Unrealized
                      Currency               Currency            Appreciation
Maturity              to Deliver            To Receive          (Depreciation)
Date                ($ Thousands)          ($ Thousands)        ($ Thousands)
--------------------------------------------------------------------------------
03/19/2008        AUD        6,700        USD      5,831              $   (424)
03/19/2008        CAD        3,900        USD      3,865                  (116)
03/19/2008        CHF       10,750        USD      9,678                  (625)
03/19/2008        EUR        9,175        USD     13,377                  (544)
03/19/2008        GBP        3,563        USD      6,922                  (157)
03/19/2008        JPY    2,192,500        USD     19,940                (1,143)
03/19/2008        NOK       51,500        USD      9,530                  (334)
03/19/2008        NZD       10,400        USD      8,098                  (220)
03/19/2008        SEK       68,000        USD     10,687                  (329)
03/19/2008        USD        9,086        AUD     10,150                   389
03/19/2008        USD        8,512        CAD      8,600                   268
03/19/2008        USD        7,720        CHF      8,625                   546
03/19/2008        USD       14,650        EUR     10,000                   523


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

--------------------------------------------------------------------------------
                                                                  Unrealized
                      Currency               Currency            Appreciation
Maturity              to Deliver            To Receive          (Depreciation)
Date                ($ Thousands)          ($ Thousands)        ($ Thousands)
--------------------------------------------------------------------------------
03/19/2008        USD        1,911        GBP        938               $    (48)
03/19/2008        USD       12,517        JPY  1,350,000                    464
03/19/2008        USD        6,616        NOK     36,000                    279
03/19/2008        USD        6,082        NZD      7,925                    256
03/19/2008        USD       11,441        SEK     73,500                    467
                                                                       ---------
                                                                       $   (748)
                                                                       =========

A summary of the open futures contracts held by the Fund at February 29, 2008, is as follows:

--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                                                  APPRECIATION
           TYPE OF                      NUMBER OF   EXPIRATION   (DEPRECIATION)
          CONTRACT                      CONTRACTS      DATE       ($ THOUSANDS)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3-Month Euribor                                (9)    Jun-2008      $        (1)
90-Day Euro$                                   28     Jun-2008               52
90-Day GBP Libor                              (12)    Jun-2008                1
Amsterdam Index                                 1     Mar-2008                6
Australian 10 Year Bond Index                (165)    Mar-2008             (196)
CAC40 10 Euro                                  (4)    Mar-2008                6
Canadian 10 Year Bond Index                   (13)    Jun-2008              (17)
Dax Index                                       1     Mar-2008              (41)
Euro-Bobl                                      19     Mar-2008               60
Euro-Bond                                     (78)    Mar-2008             (117)
FTSE 100 Index                                 (1)    Mar-2008                1
Japan 10 Year Bond Index                       26     Mar-2008              203
Long Gilt 10 Year Index                      (103)    Jun-2008             (313)
S&P 500 Index                               5,848     Mar-2008         (191,526)
S&P/TSE 60 Index                               (1)    Mar-2008                2
S&P500 E-Mini                                 (24)    Mar-2008               59
Topix Index                                    (1)    Mar-2008               --
U.S. 10 Year Treasury Note                     95     Jun-2008              176
U.S. 5-Year Note                               16     Jun-2008               20
U.S. Long Treasury Bond                         4     Jun-2008               10
                                                                    ------------
                                                                    $  (191,615)
                                                                    ============

      Percentages are based on a Net Assets of $8,112,521 ($ Thousands)

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of February 29, 2008

***   Rate shown is the 30-day SEC yield as of February 29, 2008

(A) This security or a partial position of this security is on loan at February 29, 2008. The total value of securities on loan at February 29, 2008 was $628,074 ($ Thousands).

(B)   Investment in Affiliated Security.

(C) Variable Rate Security - The rate reported is the rate in effect as of February 29, 2008. The date reported is the next reset date.

(D) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2008 was $667,773 ($ Thousands)

(E) All or a portion of this security has been pledged as collateral for open futures contracts.

(F)   The rate reported is the effective yield at time of purchase.

+++   Real Estate Investment Trust

+ At February 29, 2008, the tax basis cost of the Fund's investments was $8,663,636 ($ Thousands), and the unrealized appreciation and depreciation were $566,179 ($ Thousands) and $(494,668) ($ Thousands) respectively.

      For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
Cl -- Class
EUR -- Euro
GBP -- British Pound Sterling
JPY -- Japanese Yen
L.P. -- Limited Partnership
MTN -- Medium Term Note
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
SEK -- Swedish Krona
USD -- U.S. Dollar

Amounts designated as "--" are either $0 or have been rounded to $0.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 97.4%

CONSUMER DISCRETIONARY -- 9.2%
   Abercrombie & Fitch, Cl A                              2,402   $         186
   Advance Auto Parts                                     2,808              94
   Amazon.com* (A)                                        8,089             521
   American Eagle Outfitters                              4,671             100
   AnnTaylor Stores*                                      1,847              44
   Apollo Group, Cl A* (A)                                3,964             244
   Autoliv                                                2,118             106
   AutoNation*                                            4,132              60
   Autozone*                                              1,207             139
   Barnes & Noble                                         1,238              35
   Bed Bath & Beyond* (A)                                 7,015             199
   Best Buy(A)                                            9,247             398
   Big Lots* (A)                                          2,800              47
   Black & Decker                                         1,768             122
   BorgWarner(A)                                          3,282             141
   Boyd Gaming                                            1,651              35
   Brinker International                                  2,683              49
   Brunswick                                              2,533              41
   Burger King Holdings                                   2,000              51
   Cablevision Systems, Cl A*                             6,142             165
   Career Education* (A)                                  2,459              37
   Carmax* (A)                                            5,860             108
   Carnival(A)                                           11,700             460
   CBS, Cl B(A)                                          16,169             369
   Centex                                                 3,256              72
   Central European Media Enterprises,
      Cl A*                                               1,000              92
   Cheesecake Factory* (A)                                2,046              43
   Chico's FAS*                                           4,616              43
   Choice Hotels International                              884              29
   Circuit City Stores(A)                                 4,985              22
   Clear Channel Communications                          13,435             430
   Clear Channel Outdoor Holdings, Cl A*                    700              16
   Coach*                                                10,067             305
   Coldwater Creek* (A)                                   1,700               9
   Comcast, Cl A(A)                                      79,025           1,544
   CROCS* (A)                                             2,000              49
   CTC Media*                                             1,100              32
   Darden Restaurants                                     4,022             124
   Dick's Sporting Goods*                                 2,058              57
   Dillard's, Cl A(A)                                     1,675              25
   DIRECTV Group*                                        19,058             477
   Discovery Holding, Cl A*                               7,242             163
   DISH Network, Cl A*                                    5,762             171
   Dollar Tree Stores*                                    2,653              71
   DR Horton(A)                                           8,768             123
   DreamWorks Animation SKG, Cl A* (A)                    1,934              49
   E.W. Scripps, Cl A                                     2,272              95
   Eastman Kodak(A)                                       7,967             135
   Expedia* (A)                                           5,334             122
   Family Dollar Stores                                   3,462              66
   Foot Locker                                            4,469              55
   Ford Motor* (A)                                       54,424             356
   Fortune Brands                                         4,120             268
   GameStop, Cl A*                                        4,300             182
   Gannett(A)                                             6,459             195
   Gap                                                   14,959             302
   Garmin(A)                                              3,000             176
   General Motors(A)                                     12,981             302

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Gentex(A)                                              3,932   $          63
   Genuine Parts                                          4,571             189
   Getty Images*                                          1,519              49
   Goodyear Tire & Rubber*                                6,652             180
   Guess ?                                                1,300              53
   H&R Block(A)                                           8,925             166
   Hanesbrands*                                           2,643              77
   Harley-Davidson                                        6,603             245
   Harman International Industries                        1,568              65
   Harte-Hanks                                            1,489              25
   Hasbro                                                 3,767              97
   Hearst-Argyle Television, Cl A                           863              19
   Home Depot(A)                                         45,215           1,201
   IAC* (A)                                               4,664              93
   Idearc                                                 3,955              19
   International Game Technology                          8,543             386
   International Speedway, Cl A                             912              36
   Interpublic Group* (A)                                12,575             108
   ITT Educational Services*                              1,121              62
   J.C. Penney                                            6,151             284
   Jarden*                                                2,000              48
   John Wiley & Sons, Cl A                                1,242              45
   Johnson Controls                                      15,745             518
   Jones Apparel Group                                    1,753              25
   KB Home(A)                                             2,080              50
   Kohl's* (A)                                            8,719             387
   Lamar Advertising, Cl A(A)                             2,140              82
   Las Vegas Sands* (A)                                   2,893             241
   Leggett & Platt                                        4,919              82
   Lennar, Cl A(A)                                        3,530              66
   Liberty Global, Cl A* (A)                             10,371             390
   Liberty Media - Capital, Ser A*                        3,492             405
   Liberty Media - Interactive, Cl A* (A)                16,547             238
   Limited Brands                                         8,857             135
   Liz Claiborne(A)                                       2,661              47
   Lowe's                                                40,510             971
   Macy's                                                11,830             292
   Marriott International, Cl A                           8,850             302
   Mattel                                                 9,542             185
   McClatchy, Cl A(A)                                     1,417              14
   McDonald's                                            31,880           1,726
   McGraw-Hill                                            9,239             378
   MDC Holdings(A)                                          816              34
   Meredith                                               1,358              59
   MGM Mirage*                                            2,539             156
   Mohawk Industries* (A)                                 1,366              98
   New York Times, Cl C(A)                                3,524              66
   Newell Rubbermaid                                      7,365             167
   News, Cl A                                            61,285           1,128
   Nike, Cl B(A)                                          9,548             575
   Nordstrom                                              6,612             245
   NutriSystem* (A)                                         900              13
   NVR* (A)                                                 124              67
   Office Depot*                                          6,889              78
   OfficeMax                                              1,974              42
   Omnicom Group                                          8,944             400
   O'Reilly Automotive* (A)                               3,240              87
   Orient-Express Hotels, Cl A                            1,000              54
   Panera Bread, Cl A* (A)                                  762              28
   Penn National Gaming*                                  2,089              96
   Penske Auto Group                                      1,200              22


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   PetSmart(A)                                            3,173   $          68
   Phillips-Van Heusen                                    1,400              51
   Polo Ralph Lauren, Cl A                                1,780             111
   Pool(A)                                                1,292              25
   Pulte Homes(A)                                         6,018              81
   R.H. Donnelley*                                        1,761              12
   RadioShack(A)                                          3,871              68
   Regal Entertainment Group, Cl A(A)                     1,988              39
   Ross Stores                                            3,971             111
   Royal Caribbean Cruises                                3,700             130
   Ryland Group(A)                                        1,075              30
   Saks* (A)                                              3,306              51
   Scientific Games, Cl A* (A)                            1,466              30
   Sears Holdings* (A)                                    2,028             194
   Service International                                  6,794              73
   Sherwin-Williams                                       3,037             157
   Sirius Satellite Radio* (A)                           38,952             111
   Snap-On                                                1,491              74
   Stanley Works                                          2,109             102
   Staples                                               19,264             429
   Starbucks*                                            20,106             361
   Starwood Hotels & Resorts
      Worldwide(A)                                        5,484             260
   Target                                                22,885           1,205
   Thor Industries(A)                                     1,000              30
   Tiffany(A)                                             3,525             133
   Tim Hortons                                            4,986             175
   Time Warner                                          101,237           1,580
   Time Warner Cable, Cl A*                               3,900             106
   TJX                                                   12,254             392
   Toll Brothers* (A)                                     3,351              71
   Tractor Supply*                                        1,000              37
   TRW Automotive Holdings*                                 993              22
   Urban Outfitters* (A)                                  3,120              90
   VF                                                     2,517             191
   Viacom, Cl B*                                         16,269             647
   Virgin Media                                           7,620             114
   WABCO Holdings                                         1,624              68
   Walt Disney(A)                                        52,884           1,715
   Warner Music Group(A)                                    662               4
   Washington Post, Cl B                                    157             114
   Weight Watchers International                            962              45
   Wendy's International                                  2,013              49
   Whirlpool                                              2,187             185
   Williams-Sonoma(A)                                     2,062              48
   Wyndham Worldwide                                      4,468              99
   Wynn Resorts                                           1,396             141
   XM Satellite Radio Holdings, Cl A*                     7,837              92
   Yum! Brands                                           12,748             439
                                                                  --------------
                                                                         33,770
                                                                  --------------
CONSUMER STAPLES -- 9.6%
   Alberto-Culver, Cl B                                   2,187              59
   Altria Group                                          56,368           4,123
   Anheuser-Busch                                        20,479             964
   Archer-Daniels-Midland                                17,379             784
   Avon Products                                         11,806             449
   Bare Escentuals* (A)                                     700              19
   BJ's Wholesale Club*                                   1,872              59
   Brown-Forman, Cl B                                     2,175             139
   Bunge(A)                                               3,300             366
   Campbell Soup                                          6,378             206

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Church & Dwight(A)                                     1,632   $          87
   Clorox                                                 3,603             210
   Coca-Cola                                             61,920           3,621
   Coca-Cola Enterprises                                  8,515             208
   Colgate-Palmolive                                     13,575           1,033
   ConAgra Foods                                         13,586             300
   Constellation Brands, Cl A*                            5,431             104
   Corn Products International                            2,100              77
   Costco Wholesale                                      11,881             736
   CVS                                                   39,652           1,601
   Dean Foods                                             3,487              75
   Del Monte Foods                                        5,258              47
   Energizer Holdings* (A)                                1,541             143
   Estee Lauder, Cl A                                     2,954             126
   General Mills                                          8,696             487
   Hansen Natural*                                        2,000              83
   Herbalife                                              1,200              50
   Hershey                                                4,598             170
   HJ Heinz                                               8,837             390
   Hormel Foods                                           1,939              79
   JM Smucker                                             1,655              85
   Kellogg                                                6,403             325
   Kimberly-Clark                                        11,318             738
   Kraft Foods, Cl A                                     42,940           1,339
   Kroger                                                18,173             441
   Loews - Carolina                                       2,793             210
   McCormick                                              3,693             127
   Molson Coors Brewing, Cl B                             2,862             154
   NBTY*                                                  1,300              37
   Pepsi Bottling Group                                   3,682             125
   PepsiAmericas                                          1,494              38
   PepsiCo                                               43,637           3,036
   Procter & Gamble                                      84,477           5,590
   Reynolds American(A)                                   4,610             294
   Rite Aid* (A)                                         19,101              51
   Safeway                                               11,920             343
   Sara Lee                                              19,951             252
   Smithfield Foods*                                      2,775              76
   Supervalu(A)                                           5,489             144
   Sysco                                                 16,548             464
   Tyson Foods, Cl A                                      7,565             109
   UST(A)                                                 4,369             237
   Walgreen                                              26,825             979
   Wal-Mart Stores                                       64,579           3,202
   Whole Foods Market(A)                                  3,952             139
   WM Wrigley Jr.                                         6,500             389
                                                                  --------------
                                                                         35,719
                                                                  --------------
ENERGY -- 12.8%
   Anadarko Petroleum                                    12,340             787
   Apache                                                 8,959           1,028
   Arch Coal                                              3,912             200
   Baker Hughes                                           8,501             572
   BJ Services                                            7,788             202
   Cabot Oil & Gas                                        2,600             129
   Cameron International* (A)                             5,944             253
   Cheniere Energy* (A)                                     900              26
   Chesapeake Energy(A)                                  12,366             559
   Chevron                                               57,502           4,983
   Cimarex Energy                                         2,300             121
   CNX Gas*                                                 800              29
   ConocoPhillips                                        43,876           3,629


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Consol Energy(A)                                       4,944   $         376
   Continental Resources*                                 1,000              28
   Denbury Resources*                                     6,648             212
   Devon Energy                                          12,013           1,234
   Diamond Offshore Drilling                              1,909             231
   Dresser-Rand Group*                                    2,134              73
   El Paso                                               18,203             297
   ENSCO International(A)                                 4,123             247
   EOG Resources(A)                                       6,545             779
   Exxon Mobil                                          151,012          13,140
   FMC Technologies*                                      3,560             202
   Forest Oil*                                            2,214             109
   Foundation Coal Holdings                               1,300              75
   Frontier Oil                                           3,000             107
   Frontline                                              1,100              50
   Global Industries*                                     2,500              46
   Grant Prideco*                                         3,327             168
   Halliburton                                           24,297             931
   Helix Energy Solutions Group*                          2,400              85
   Helmerich & Payne                                      2,950             132
   Hess                                                   7,412             691
   Holly                                                  1,300              69
   Marathon Oil                                          19,376           1,030
   Massey Energy                                          1,961              75
   Murphy Oil                                             5,054             406
   Nabors Industries*                                     7,500             236
   National Oilwell Varco*                                9,484             591
   Newfield Exploration*                                  3,399             188
   Noble                                                  7,300             359
   Noble Energy                                           4,562             353
   Occidental Petroleum                                  22,354           1,730
   Oceaneering International*                             1,500              90
   Overseas Shipholding Group                               727              46
   Patriot Coal*                                            667              36
   Patterson-UTI Energy                                   4,432             105
   Peabody Energy(A)                                      7,074             401
   Pioneer Natural Resources(A)                           3,244             145
   Plains Exploration & Production*                       3,091             167
   Pride International*                                   4,429             157
   Quicksilver Resources*                                 2,802              96
   Range Resources                                        4,039             247
   Rowan(A)                                               2,986             120
   SandRidge Energy*                                        900              34
   Schlumberger                                          31,600           2,731
   SEACOR Holdings*                                         600              58
   Smith International(A)                                 5,431             342
   Southwestern Energy* (A)                               4,688             306
   Spectra Energy                                        17,009             393
   St. Mary Land & Exploration                            1,600              59
   Sunoco                                                 3,356             205
   Superior Energy Services*                              2,200              90
   Teekay                                                 1,000              43
   Tesoro                                                 3,846             143
   Tetra Technologies*                                    2,000              34
   Tidewater                                              1,570              88
   Transocean                                             8,296           1,165
   Unit*                                                  1,127              62
   Valero Energy                                         14,836             857
   W&T Offshore                                             900              32
   Weatherford International* (A)                         9,000             620
   Western Refining                                         600              12

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Williams                                              15,946   $         574
   XTO Energy                                            12,888             795
                                                                  --------------
                                                                         47,021
                                                                  --------------
FINANCIALS -- 16.7%
   ACE                                                    8,800             495
   Affiliated Managers Group* (A)                           733              71
   Aflac                                                 12,956             810
   Alleghany* (A)                                           132              48
   Allied Capital(A)                                      3,964              90
   Allied World Assurance Holdings                        1,500              65
   Allstate                                              15,125             722
   AMB Property+++                                        2,644             133
   AMBAC Financial Group(A)                               2,468              27
   American Capital Strategies(A)                         5,221             189
   American Express                                      27,734           1,172
   American Financial Group                               2,414              62
   American International Group(A)                       60,076           2,816
   American National Insurance                              422              48
   AmeriCredit* (A)                                       3,072              44
   Ameriprise Financial                                   6,300             319
   Annaly Capital Management+++                          10,711             222
   AON(A)                                                 7,950             331
   Apartment Investment & Management,
      Cl A+++                                             2,751              95
   Arch Capital Group*                                    1,200              82
   Arthur J Gallagher(A)                                  2,604              61
   Associated Banc                                        3,384              84
   Assurant                                               3,093             193
   Astoria Financial                                      2,314              61
   AvalonBay Communities+++ (A)                           2,089             193
   Axis Capital Holdings                                  3,900             144
   Bancorpsouth                                           2,200              49
   Bank of America(A)                                   118,823           4,721
   Bank of Hawaii                                         1,382              66
   Bank of New York Mellon                               30,309           1,330
   BB&T(A)                                               14,706             458
   Bear Stearns(A)                                        3,274             261
   BlackRock, Cl A(A)                                     1,685             326
   BOK Financial                                            475              25
   Boston Properties+++                                   2,784             240
   Brandywine Realty Trust+++                             2,500              42
   BRE Properties+++ (A)                                  1,320              57
   Brown & Brown                                          2,824              50
   Camden Property Trust+++ (A)                           1,447              69
   Capital One Financial(A)                              10,425             480
   CapitalSource+++ (A)                                   3,982              63
   Capitol Federal Financial(A)                             527              18
   CB Richard Ellis Group, Cl A* (A)                      5,117             103
   CBL & Associates Properties+++                         1,906              45
   Charles Schwab                                        24,985             490
   Chubb                                                 10,718             546
   Cincinnati Financial(A)                                4,786             178
   CIT Group                                              4,924             109
   Citigroup                                            139,545           3,309
   City National                                          1,038              53
   CME Group, Cl A                                        1,474             757
   CNA Financial                                            700              19
   Colonial BancGroup(A)                                  3,954              48
   Colonial Properties Trust+++                           1,300              32
   Comerica                                               3,953             143
   Commerce Bancorp                                       5,254             198


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Commerce Bancshares City MO                            2,009   $          84
   Conseco*                                               5,277              62
   Countrywide Financial(A)                              15,275              96
   Cullen/Frost Bankers                                   1,668              85
   Developers Diversified Realty+++ (A)                   3,253             125
   Discover Financial Services                           13,089             198
   Douglas Emmett+++                                      3,000              64
   Duke Realty+++                                         3,709              85
   E*Trade Financial* (A)                                11,438              49
   East West Bancorp(A)                                   1,488              28
   Eaton Vance(A)                                         2,710              86
   Endurance Specialty Holdings                           1,400              55
   Equity Residential+++                                  7,087             270
   Erie Indemnity, Cl A                                   1,119              55
   Essex Property Trust+++                                  669              70
   Everest Re Group                                       1,600             155
   Fannie Mae                                            25,833             714
   Federal Realty Investment Trust+++                     1,496             107
   Federated Investors, Cl B                              2,458             100
   Fidelity National Financial, Cl A(A)                   5,904             104
   Fifth Third Bancorp(A)                                14,882             341
   First American                                         2,584              90
   First Citizens BancShares, Cl A                          200              28
   First Horizon National(A)                              3,229              52
   First Marblehead(A)                                    1,798              22
   Forest City Enterprises, Cl A                          1,942              68
   Forestar Real Estate Group*                              858              21
   Franklin Resources                                     4,403             416
   Freddie Mac                                           17,707             446
   Fulton Financial(A)                                    4,195              49
   General Growth Properties+++ (A)                       5,540             196
   Genworth Financial, Cl A                              11,892             276
   GLG Partners(A)                                        1,900              25
   Goldman Sachs Group                                   10,975           1,862
   Guaranty Financial Group*                                858              11
   Hanover Insurance Group                                1,293              56
   Hartford Financial Services Group                      8,410             588
   HCC Insurance Holdings                                 2,841              68
   HCP+++ (A)                                             5,674             166
   Health Care REIT+++ (A)                                2,083              86
   Hospitality Properties Trust+++ (A)                    2,466              90
   Host Hotels & Resorts+++ (A)                          14,200             230
   HRPT Properties Trust+++                               5,102              35
   Hudson City Bancorp                                   14,828             235
   Huntington Bancshares                                  9,734             119
   IndyMac Bancorp(A)                                     2,099              13
   IntercontinentalExchange*                              1,900             248
   Invesco                                               11,400             292
   Investment Technology Group*                           1,200              56
   iStar Financial+++                                     3,295              65
   Janus Capital Group                                    4,265             103
   Jefferies Group                                        3,214              57
   Jones Lang LaSalle                                     1,000              76
   JPMorgan Chase                                        91,522           3,719
   Keycorp                                               10,795             238
   Kilroy Realty+++                                         900              43
   Kimco Realty+++ (A)                                    5,844             197
   Lazard, Cl A                                           1,200              46
   Legg Mason                                             3,581             236
   Lehman Brothers Holdings(A)                           14,394             734
   Leucadia National(A)                                   4,220             191
   Liberty Property Trust+++                              2,306              69

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Lincoln National                                       7,288   $         372
   Loews                                                 11,718             490
   M&T Bank                                               1,983             163
   Macerich+++                                            1,868             120
   Mack-Cali Realty+++                                    1,898              65
   Markel*                                                  250             116
   Marsh & McLennan(A)                                   14,165             361
   Marshall & Ilsley                                      7,160             166
   MBIA(A)                                                3,159              41
   Mercury General                                          696              32
   Merrill Lynch(A)                                      25,949           1,286
   MetLife(A)                                            12,538             730
   MF Global*                                             2,800              49
   MGIC Investment(A)                                     2,315              34
   Moody's(A)                                             5,627             214
   Morgan Stanley                                        28,378           1,195
   MSCI, Cl A*                                              600              18
   NASDAQ Stock Market* (A)                               3,100             129
   National City(A)                                      15,676             249
   Nationwide Financial Services                          1,361              56
   New York Community Bancorp(A)                          8,172             133
   Northern Trust                                         5,905             399
   Nymex Holdings(A)                                      2,500             247
   NYSE Euronext                                          7,000             460
   Old Republic International                             5,890              81
   OneBeacon Insurance Group, Cl A                        1,100              23
   PartnerRe                                              1,400             108
   People's United Financial                              7,034             119
   Philadelphia Consolidated Holding*                     1,648              56
   Plum Creek Timber+++ (A)                               4,921             200
   PMI Group(A)                                           2,343              17
   PNC Financial Services Group                           9,303             571
   Popular(A)                                             7,230              80
   Principal Financial Group                              7,218             399
   Progressive(A)                                        18,780             344
   Prologis+++                                            6,988             376
   Protective Life                                        1,809              70
   Prudential Financial(A)                               12,463             910
   Public Storage+++                                      3,268             266
   Radian Group(A)                                        2,198              16
   Raymond James Financial                                2,421              54
   Rayonier+++                                            1,903              81
   Regency Centers+++                                     1,908             113
   Regions Financial(A)                                  18,887             400
   Reinsurance Group of America                             799              44
   RenaissanceRe Holdings                                 1,800              99
   Safeco                                                 2,635             122
   SEI (B)                                                3,642              91
   Simon Property Group+++ (A)                            5,952             498
   SL Green Realty+++ (A)                                 1,568             143
   SLM                                                   13,814             271
   Sovereign Bancorp(A)                                  11,858             131
   St. Joe(A)                                             2,061              79
   StanCorp Financial Group                               1,442              71
   State Street                                          10,694             840
   Student Loan                                             102              11
   SunTrust Banks                                         9,446             549
   Synovus Financial                                      7,072              82
   T. Rowe Price Group                                    7,180             363
   Taubman Centers+++                                     1,500              73
   TCF Financial                                          3,001              56
   TD Ameritrade Holding*                                 6,145             112


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   TFS Financial                                          2,300   $          29
   Thornburg Mortgage+++                                  3,241              29
   Torchmark                                              2,550             154
   Transatlantic Holdings                                   655              44
   Travelers                                             16,644             772
   UDR+++                                                 3,819              85
   UnionBanCal                                            1,097              51
   Unitrin                                                1,260              45
   Unum Group(A)                                          9,405             215
   US Bancorp                                            46,443           1,487
   Valley National Bancorp(A)                             3,008              56
   Ventas+++                                              3,544             148
   Vornado Realty Trust+++ (A)                            3,610             301
   Wachovia                                              52,988           1,623
   Washington Federal                                     2,263              51
   Washington Mutual(A)                                  23,627             350
   Webster Financial                                      1,346              38
   Weingarten Realty Investors+++ (A)                     2,067              66
   Wells Fargo(A)                                        90,786           2,655
   Wesco Financial                                           41              16
   White Mountains Insurance Group                          247             122
   Whitney Holding                                        1,557              37
   Wilmington Trust                                       1,692              52
   WR Berkley                                             4,214             121
   XL Capital, Cl A(A)                                    4,800             173
   Zions Bancorporation                                   2,802             134
                                                                  --------------
                                                                         61,311
                                                                  --------------
HEALTH CARE -- 11.7%
   Abbott Laboratories                                   41,376           2,216
   Abraxis Bioscience*                                      140               9
   Advanced Medical Optics* (A)                           1,627              37
   Aetna                                                 13,634             677
   Allergan                                               8,196             485
   AmerisourceBergen                                      4,562             190
   Amgen*                                                29,067           1,323
   Amylin Pharmaceuticals* (A)                            3,700              98
   APP Pharmaceuticals*                                     563               6
   Applera - Applied Biosystems Group                     4,394             148
   Barr Pharmaceuticals*                                  2,882             136
   Baxter International                                  17,575           1,036
   Beckman Coulter                                        1,712             116
   Becton Dickinson                                       6,544             592
   Biogen Idec*                                           7,700             449
   Boston Scientific*                                    35,739             450
   Bristol-Myers Squibb                                  52,713           1,192
   Brookdale Senior Living(A)                             1,200              31
   C.R. Bard                                              2,785             264
   Cardinal Health                                        9,729             575
   Celgene*                                              10,092             569
   Cephalon* (A)                                          1,748             105
   Cerner* (A)                                            1,774              77
   Charles River Laboratories
      International*                                      1,643              96
   Cigna                                                  7,755             346
   Community Health Systems* (A)                          2,762              86
   Cooper                                                 1,104              38
   Covance*                                               1,736             147
   Coventry Health Care*                                  4,262             221
   Covidien                                              13,200             565
   DaVita*                                                2,708             134
   Dentsply International                                 3,998             156

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Edwards Lifesciences*                                  1,507   $          66
   Eli Lilly                                             26,561           1,329
   Endo Pharmaceuticals Holdings*                         3,697              97
   Express Scripts* (A)                                   5,922             350
   Forest Laboratories*                                   8,673             345
   Genentech*                                            12,385             938
   Gen-Probe*                                             1,327              63
   Genzyme*                                               7,053             500
   Gilead Sciences*                                      25,150           1,190
   Health Management Associates, Cl A                     6,222              33
   Health Net*                                            3,002             132
   Henry Schein*                                          2,284             137
   Hillenbrand Industries                                 1,724              90
   HLTH*                                                  4,456              53
   Hospira*                                               4,081             174
   Humana*                                                4,475             306
   Idexx Laboratories*                                    1,652              92
   ImClone Systems*                                       1,728              78
   IMS Health                                             5,561             125
   Intuitive Surgical*                                    1,000             282
   Invitrogen* (A)                                        1,290             109
   Johnson & Johnson                                     77,509           4,803
   Kinetic Concepts*                                      1,413              73
   King Pharmaceuticals*                                  6,226              66
   Laboratory Corp of America Holdings*
      (A)                                                 3,211             248
   LifePoint Hospitals*                                   1,376              34
   Lincare Holdings*                                      2,327              76
   McKesson                                               7,966             468
   Medco Health Solutions*                               14,920             661
   Medtronic                                             30,785           1,519
   Merck                                                 58,140           2,576
   Millennium Pharmaceuticals*                            8,916             125
   Millipore* (A)                                         1,486             104
   Mylan Laboratories(A)                                  8,219              97
   Omnicare(A)                                            3,131              66
   Patterson*                                             3,583             126
   PDL BioPharma*                                         3,031              48
   Pediatrix Medical Group*                               1,400              92
   PerkinElmer                                            3,334              83
   Pfizer                                               187,955           4,189
   Pharmaceutical Product Development                     2,684             121
   Quest Diagnostics(A)                                   4,244             202
   Resmed*                                                1,855              75
   Respironics*                                           1,840             121
   Schering-Plough(A)                                    43,009             933
   Sepracor*                                              2,861              61
   St. Jude Medical*                                      9,046             389
   Stryker                                                8,104             528
   Techne*                                                  941              64
   Tenet Healthcare* (A)                                 12,694              61
   Thermo Fisher Scientific*                             11,325             633
   UnitedHealth Group                                    33,529           1,559
   Universal Health Services, Cl B                        1,188              63
   Varian Medical Systems*                                3,330             175
   VCA Antech* (A)                                        2,339              75
   Vertex Pharmaceuticals*                                3,400              60
   Warner Chilcott, Cl A*                                 2,100              35
   Waters*                                                2,772             165
   Watson Pharmaceuticals*                                2,518              70
   WebMD Health, Cl A* (A)                                  300               8


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   WellCare Health Plans*                                 1,100   $          53
   WellPoint*                                            14,531           1,019
   Wyeth                                                 36,040           1,572
   Zimmer Holdings*                                       6,325             476
                                                                  --------------
                                                                         43,031
                                                                  --------------
INDUSTRIALS -- 11.8%
   3M                                                    19,246           1,509
   AGCO*                                                  2,500             162
   Aircastle                                                900              19
   Alexander & Baldwin                                    1,082              48
   Alliant Techsystems*                                     836              88
   Allied Waste Industries*                               6,933              72
   Ametek                                                 3,047             130
   AMR*                                                   6,386              82
   Armstrong World Industries*                              700              25
   Avery Dennison                                         3,010             154
   Avis Budget Group*                                     2,784              32
   BE Aerospace*                                          2,300              79
   Boeing                                                20,991           1,738
   Brink's                                                1,300              87
   Burlington Northern Santa Fe(A)                        9,498             833
   C.H. Robinson Worldwide(A)                             4,586             233
   Carlisle                                               1,666              61
   Caterpillar(A)                                        17,188           1,244
   ChoicePoint*                                           1,797              87
   Cintas                                                 3,657             105
   Continental Airlines, Cl A*                            2,600              63
   Con-way                                                1,323              60
   Cooper Industries, Cl A                                4,700             197
   Copa Holdings, Cl A                                      600              22
   Copart*                                                1,813              76
   Corporate Executive Board                                796              32
   Corrections of America*                                3,300              89
   Covanta Holding*                                       3,200              92
   Crane                                                  1,500              62
   CSX                                                   10,832             526
   Cummins                                                5,612             283
   Danaher                                                6,551             486
   Deere                                                 12,218           1,041
   Delta Air Lines* (A)                                   7,200              96
   Donaldson                                              1,972              83
   Dover                                                  5,557             231
   DRS Technologies                                       1,100              62
   Dun & Bradstreet                                       1,656             145
   Eaton                                                  4,026             325
   Emerson Electric                                      21,420           1,092
   Equifax                                                3,556             122
   Expeditors International Washington                    5,548             218
   Fastenal(A)                                            3,262             133
   FedEx(A)                                               8,144             718
   First Solar*                                           1,000             205
   Flowserve                                              1,500             163
   Fluor                                                  2,404             335
   Foster Wheeler*                                        3,800             249
   Gardner Denver*                                        1,500              55
   GATX                                                   1,300              47
   General Cable* (A)                                     1,300              80
   General Dynamics                                      10,772             882
   General Electric                                     275,823           9,142
   Goodrich                                               3,292             195
   Graco                                                  1,824              63

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Harsco                                                 2,270   $         128
   Hertz Global Holdings*                                 8,100              97
   HNI                                                    1,322              39
   Honeywell International                               20,890           1,202
   Hubbell, Cl B                                          1,592              72
   IDEX                                                   2,193              66
   Illinois Tool Works(A)                                13,180             647
   Ingersoll-Rand, Cl A                                   7,400             310
   ITT                                                    5,002             281
   Jacobs Engineering Group*                              3,302             265
   JB Hunt Transport Services(A)                          2,272              62
   Joy Global                                             2,833             188
   Kansas City Southern* (A)                              2,100              75
   KBR                                                    4,384             146
   Kennametal                                             1,800              55
   Kirby*                                                 1,500              67
   L-3 Communications Holdings, Cl 3                      3,377             359
   Landstar System                                        1,465              68
   Lennox International                                   1,600              60
   Lincoln Electric Holdings                              1,200              81
   Lockheed Martin                                        9,529             983
   Manitowoc                                              3,500             143
   Manpower                                               2,284             130
   Masco(A)                                              10,409             195
   McDermott International*                               6,000             313
   Monster Worldwide* (A)                                 3,418              91
   MSC Industrial Direct, Cl A                            1,120              45
   Norfolk Southern(A)                                   10,533             557
   Northrop Grumman                                       9,178             721
   Northwest Airlines*                                    6,600              89
   Oshkosh Truck                                          1,959              78
   Owens Corning* (A)                                     2,700              51
   Paccar                                                 9,970             432
   Pall                                                   3,345             132
   Parker Hannifin                                        4,704             304
   Pentair(A)                                             2,761              90
   Pitney Bowes                                           6,085             217
   Precision Castparts                                    3,646             402
   Quanta Services*                                       4,500             107
   Raytheon                                              11,768             763
   Republic Services, Cl A                                4,623             141
   Robert Half International                              4,176             113
   Rockwell Automation                                    3,904             214
   Rockwell Collins                                       4,562             269
   Roper Industries                                       2,500             141
   RR Donnelley & Sons                                    5,677             181
   Ryder System                                           1,506              87
   Shaw Group*                                            2,300             148
   Southwest Airlines                                    20,020             244
   Spirit Aerosystems Holdings, Cl A*                     1,600              43
   SPX                                                    1,411             144
   Steelcase, Cl A                                        2,475              35
   Stericycle*                                            2,226             120
   Sunpower, Cl A* (A)                                      700              46
   Teleflex                                               1,140              64
   Terex*                                                 2,848             192
   Textron                                                6,722             364
   Thomas & Betts*                                        1,367              55
   Timken                                                 2,260              68
   Toro                                                   1,060              51
   Trane                                                  4,972             224
   Trinity Industries(A)                                  2,200              62


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Tyco International                                    13,200   $         529
   UAL(A)                                                 3,200              97
   Union Pacific                                          7,308             911
   United Parcel Service, Cl B                           17,941           1,260
   United Rentals*                                        2,100              42
   United Technologies                                   26,566           1,873
   URS*                                                   2,100              85
   US Airways Group*                                      2,400              30
   USG* (A)                                               2,298              78
   UTi Worldwide                                          2,400              40
   Waste Management                                      13,994             458
   WESCO International*                                   1,300              52
   WW Grainger                                            1,881             138
   YRC Worldwide* (A)                                     1,708              24
                                                                  --------------
                                                                         43,192
                                                                  --------------
INFORMATION TECHNOLOGY -- 14.9%
   Accenture, Cl A                                       15,800             557
   Activision*                                            7,478             204
   Acxiom                                                 2,400              31
   ADC Telecommunications*                                2,967              41
   Adobe Systems*                                        15,702             528
   Advanced Micro Devices* (A)                           16,134             116
   Affiliated Computer Services, Cl A*                    2,647             134
   Agilent Technologies*                                 10,064             308
   Akamai Technologies*                                   4,618             162
   Alliance Data Systems* (A)                             2,112             107
   Altera                                                 8,873             152
   Amdocs*                                                5,000             155
   Amphenol, Cl A                                         4,892             181
   Analog Devices                                         8,312             224
   Apple*                                                23,123           2,891
   Applied Materials(A)                                  36,755             704
   Arrow Electronics*                                     3,489             114
   Atmel*                                                12,000              39
   Autodesk*                                              6,337             197
   Automatic Data Processing                             14,792             590
   Avnet*                                                 4,110             139
   AVX                                                    1,424              18
   BEA Systems*                                          10,707             204
   BMC Software*                                          5,489             177
   Broadcom, Cl A*                                       12,668             240
   Broadridge Financial Solutions                         3,873              74
   Brocade Communications Systems*                        9,800              75
   CA(A)                                                 11,238             257
   Cadence Design Systems*                                6,863              73
   Ciena* (A)                                             2,314              60
   Cisco Systems*                                       162,627           3,963
   Citrix Systems*                                        5,287             174
   Cognizant Technology Solutions, Cl A*                  7,488             226
   CommScope*                                             1,900              80
   Computer Sciences*                                     4,364             190
   Compuware*                                             8,651              69
   Convergys*                                             3,669              53
   Corning                                               42,358             984
   Cree* (A)                                              2,222              69
   Cypress Semiconductor*                                 4,200              91
   Dell*                                                 61,043           1,212
   Diebold                                                1,829              44
   Dolby Laboratories, Cl A*                              1,243              55
   DST Systems* (A)                                       1,595             112
   eBay*                                                 30,311             799

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   EchoStar, Cl A* (A)                                    1,032   $          41
   Electronic Arts*                                       8,365             396
   Electronic Data Systems                               13,842             240
   EMC*                                                  55,664             865
   F5 Networks*                                           2,038              45
   Factset Research Systems                               1,200              63
   Fair Isaac                                             1,026              24
   Fairchild Semiconductor International,
      Cl A*                                               3,400              38
   Fidelity National Information Services                 5,028             209
   Fiserv*                                                4,569             240
   Genpact*                                               1,400              21
   Global Payments                                        2,334              93
   Google, Cl A*                                          6,144           2,895
   Harris                                                 3,489             170
   Hewitt Associates, Cl A*                               2,663             105
   Hewlett-Packard                                       71,701           3,425
   Ingram Micro, Cl A*                                    4,123              63
   Integrated Device Technology*                          5,600              47
   Intel                                                155,958           3,110
   International Business Machines(A)                    36,598           4,167
   International Rectifier* (A)                           1,755              40
   Intersil, Cl A                                         3,261              76
   Intuit*                                                9,186             244
   Iron Mountain*                                         4,963             149
   Jabil Circuit                                          4,874              63
   JDS Uniphase* (A)                                      5,140              68
   Juniper Networks* (A)                                 13,825             371
   Kla-Tencor                                             5,309             223
   Lam Research*                                          3,291             132
   Lexmark International, Cl A*                           2,686              89
   Linear Technology                                      6,157             171
   LSI*                                                  20,148             102
   Marvell Technology Group*                             11,900             135
   Mastercard, Cl A(A)                                    2,100             399
   McAfee*                                                4,473             149
   MEMC Electronic Materials*                             6,038             460
   Metavante Technologies*                                2,120              46
   Mettler Toledo International*                          1,036             101
   Microchip Technology(A)                                5,622             173
   Micron Technology* (A)                                19,416             146
   Microsoft                                            219,700           5,979
   Molex                                                  3,570              80
   MoneyGram International(A)                             2,400               9
   Motorola                                              61,534             613
   National Instruments                                   1,436              37
   National Semiconductor                                 6,656             110
   NAVTEQ*                                                2,569             193
   NCR*                                                   5,089             113
   Network Appliance*                                     9,055             196
   Novell*                                                8,426              63
   Novellus Systems* (A)                                  2,877              64
   Nvidia*                                               14,756             316
   Oracle*                                              102,867           1,934
   Paychex(A)                                             9,207             290
   QLogic*                                                3,680              58
   Qualcomm                                              44,450           1,883
   Rambus*                                                2,500              45
   Red Hat* (A)                                           5,327              95
   Riverbed Technology*                                     300               6
   Salesforce.com*                                        2,438             146


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   SanDisk* (A)                                           5,743   $         135
   Sanmina-SCI* (A)                                      14,365              24
   Seagate Technology                                    14,800             319
   Silicon Laboratories*                                  1,400              43
   Sun Microsystems*                                     21,269             349
   Symantec* (A)                                         24,248             408
   Synopsys*                                              3,882              90
   Tech Data*                                             1,550              52
   Tellabs* (A)                                          11,889              78
   Teradata*                                              4,389             111
   Teradyne*                                              4,963              60
   Texas Instruments                                     38,608           1,156
   Total System Services(A)                               5,291             118
   Trimble Navigation* (A)                                3,114              85
   Tyco Electronics                                      13,300             437
   Unisys*                                                8,532              35
   Varian Semiconductor Equipment
      Associates*                                         2,300              78
   VeriFone Holdings* (A)                                 1,800              37
   VeriSign* (A)                                          6,085             212
   Vishay Intertechnology* (A)                            4,350              40
   VMware, Cl A* (A)                                        900              53
   Western Digital*                                       5,930             183
   Western Union                                         20,828             433
   Xerox                                                 25,351             372
   Xilinx                                                 7,557             169
   Yahoo!*                                               32,181             894
   Zebra Technologies, Cl A*                              1,825              61
                                                                  --------------
                                                                         54,729
                                                                  --------------
MATERIALS -- 3.9%
   Air Products & Chemicals                               5,794             529
   Airgas                                                 2,015              98
   AK Steel Holding                                       3,100             163
   Albemarle                                              2,144              81
   Alcoa                                                 21,802             810
   Allegheny Technologies                                 2,797             216
   Ashland                                                1,576              70
   Ball                                                   2,875             127
   Bemis                                                  2,774              69
   Cabot                                                  1,673              46
   Carpenter Technology                                   1,400              88
   Celanese, Cl A                                         3,383             132
   Chemtura                                               6,854              57
   Cleveland-Cliffs(A)                                    1,100             131
   Commercial Metals                                      3,400             104
   Crown Holdings*                                        4,651             116
   Cytec Industries                                       1,081              62
   Domtar*                                               13,137              84
   Dow Chemical(A)                                       25,670             968
   E.I. Du Pont de Nemours                               24,692           1,145
   Eagle Materials(A)                                     1,300              46
   Eastman Chemical                                       2,142             141
   Ecolab                                                 4,791             224
   FMC                                                    2,060             117
   Freeport-McMoRan Copper & Gold,
      Cl B(A)                                            10,112           1,021
   Huntsman                                               2,429              59
   International Flavors & Fragrances                     2,191              94
   International Paper(A)                                11,755             372
   Louisiana-Pacific                                      2,846              31
   Lubrizol                                               1,734             101

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Martin Marietta Materials(A)                           1,063   $         114
   MeadWestvaco                                           4,758             122
   Monsanto                                              14,550           1,682
   Mosaic*                                                4,178             465
   Nalco Holding                                          4,117              89
   Newmont Mining                                        11,333             580
   Nucor                                                  8,090             522
   Owens-Illinois*                                        4,091             231
   Packaging of America                                   2,099              48
   Pactiv*                                                3,483              88
   PPG Industries                                         4,423             274
   Praxair                                                8,425             676
   Reliance Steel & Aluminum                              1,800             100
   Rohm & Haas                                            3,653             196
   RPM International                                      2,969              62
   Scotts Miracle-Gro, Cl A                               1,006              36
   Sealed Air(A)                                          4,268             103
   Sigma-Aldrich                                          3,648             201
   Smurfit-Stone Container*                               6,845              54
   Sonoco Products                                        2,646              75
   Southern Copper                                        2,016             230
   Steel Dynamics                                         2,200             128
   Temple-Inland                                          2,575              35
   Titanium Metals(A)                                     1,558              32
   United States Steel(A)                                 3,183             345
   Valspar                                                2,664              58
   Vulcan Materials(A)                                    2,657             187
   Westlake Chemical                                        600              10
   Weyerhaeuser                                           5,778             354
                                                                  --------------
                                                                         14,399
                                                                  --------------
TELECOMMUNICATION SERVICES -- 3.0%
   American Tower, Cl A*                                 11,222             431
   AT&T                                                 165,033           5,748
   CenturyTel                                             2,701              98
   Citizens Communications                                9,155              98
   Clearwire, Cl A* (A)                                     900              13
   Crown Castle International* (A)                        6,296             227
   Embarq                                                 3,932             165
   Leap Wireless International*                           1,400              60
   Level 3 Communications* (A)                           40,400              90
   MetroPCS Communications*                               1,400              22
   NeuStar, Cl A*                                         1,700              44
   NII Holdings*                                          4,720             188
   Qwest Communications International(A)                 43,696             236
   SBA Communications, Cl A*                              2,900              90
   Sprint Nextel                                         74,644             531
   Telephone & Data Systems                               2,902             136
   US Cellular*                                             431              27
   Verizon Communications                                77,515           2,815
   Windstream                                            13,247             156
                                                                  --------------
                                                                         11,175
                                                                  --------------
UTILITIES -- 3.8%
   AES*                                                  18,124             326
   AGL Resources                                          1,947              68
   Allegheny Energy                                       4,266             216
   Alliant Energy                                         3,176             110
   Ameren                                                 5,390             230
   American Electric Power                               10,750             440
   Aqua America(A)                                        3,177              60
   Atmos Energy                                           2,491              65
   Centerpoint Energy                                     8,015             118


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                    Shares/Face
                                                         Amount    Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

   CMS Energy(A)                                          6,142   $          88
   Consolidated Edison                                    7,316             299
   Constellation Energy Group                             4,858             429
   Dominion Resources                                    15,512             621
   DPL(A)                                                 3,346              85
   DTE Energy                                             4,264             170
   Duke Energy                                           33,719             591
   Dynegy, Cl A*                                          7,918              59
   Edison International                                   8,779             434
   Energen                                                1,937             116
   Energy East                                            4,167             111
   Entergy                                                5,298             544
   Equitable Resources                                    3,166             195
   Exelon                                                17,929           1,343
   FirstEnergy                                            8,081             546
   FPL Group                                             10,773             650
   Great Plains Energy                                    2,271              58
   Hawaiian Electric Industries                           2,146              48
   Integrys Energy Group                                  2,002              92
   MDU Resources Group                                    4,621             121
   Mirant* (A)                                            6,961             258
   National Fuel Gas(A)                                   2,289             108
   NiSource                                               7,621             131
   Northeast Utilities                                    3,907              99
   NRG Energy* (A)                                        6,600             272
   NSTAR                                                  2,928              90
   OGE Energy                                             2,268              74
   Oneok                                                  2,729             127
   Pepco Holdings                                         4,944             125
   PG&E                                                   9,418             355
   Pinnacle West Capital(A)                               2,592              92
   PPL                                                   10,326             469
   Progress Energy                                        6,961             292
   Public Service Enterprise Group                       13,452             593
   Puget Energy                                           3,661              98
   Questar                                                4,746             261
   Reliant Energy*                                        9,359             213
   SCANA                                                  3,020             114
   Sempra Energy                                          7,123             378
   Sierra Pacific Resources                               5,600              72
   Southern(A)                                           20,003             691
   Southern Union                                         2,768              71
   TECO Energy                                            6,000              90
   UGI                                                    2,950              76
   Vectren                                                1,991              51
   Wisconsin Energy                                       3,149             137
   Xcel Energy                                           10,681             212
                                                                  --------------
                                                                         13,782
                                                                  --------------
   Total Common Stock
      (Cost $270,890) ($ Thousands)                                     358,129
                                                                  --------------
   CORPORATE OBLIGATION -- 0.3%

   FINANCIALS -- 0.3%
      SLM MTN(C) (D)
         4.250%, 09/17/08                         $         972             972
                                                                  --------------

   Total Corporate Obligation
      (Cost $972) ($ Thousands)                                             972
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Shares/Face
                                                         Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

CASH EQUIVALENTS -- 17.8%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 3.59%** (E)              8,514,884   $       8,515
   SEI Liquidity Fund, L.P., 3.65%** (D)
      (E)                                            56,803,871          56,804
                                                                  --------------
Total Cash Equivalents
   (Cost $65,319) ($ Thousands)                                          65,319
                                                                  --------------

U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bills (F) (G)
      3.046%, 03/06/08                            $         755             755
                                                                  --------------

Total U.S. Treasury Obligation
   (Cost $755) ($ Thousands)                                                755
                                                                  --------------

Total Investments -- 115.7%
   (Cost $337,936)($ Thousands) +                                 $     425,175
                                                                  ==============

A summary of the open futures contracts held by the Fund at February 29, 2008, is as follows:
--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                                                  APPRECIATION
         TYPE OF                  NUMBER OF      EXPIRATION      (DEPRECIATION)
        CONTRACT                  CONTRACTS         DATE          ($ THOUSANDS)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
S&P Mid 400 Index E-Mini                  6        Mar-2008      $          (36)

S&P 500 Index E-Mini                    124        Mar-2008                (839)
                                                                 ---------------
                                                                 $         (875)
                                                                 ===============

      Percentages are based on a Net Assets of $367,587 ($ Thousands)

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of February 29, 2008

(A) This security or a partial position of this security is on loan at February 29, 2008. The total value of securities on loan at February 29, 2008 was $53,980 ($ Thousands).

(B) The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(C) Variable Rate Security - The rate reported is the rate in effect as of February 29, 2008. The date reported on the Schedule of Investments is the next reset date.

(D) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2008 was $57,776 ($ Thousands)

(E)   Investment in Affiliated Security.

(F) All or a portion of this security has been pledged as collateral for open futures contracts.

(G)   The rate reported is the effective yield at time of purchase.

+++   Real Estate Investment Trust

Cl -- Class
L.P. -- Limited Partnership
MTN -- Medium Term Note
Ser -- Series

+ At February 29, 2008, the tax basis cost of the Fund's investments was $337,936 ($ Thousands), and the unrealized appreciation and depreciation were $106,555 ($ Thousands) and $(19,316) ($ Thousands) respectively.

      For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 94.9%

CONSUMER DISCRETIONARY -- 12.2%
   Advance Auto Parts                                    24,400   $         818
   Aeropostale* (A)                                      37,150             998
   Aftermarket Technology*                               65,493           1,228
   AH Belo, Cl A, Cl A(A)                                22,339             272
   AirMedia Group ADR* (A)                               24,200             434
   American Axle & Manufacturing
     Holdings(A)                                        113,573           2,235
   American Greetings, Cl A(A)                           81,310           1,530
   America's Car-Mart*                                    4,334              47
   Amerigon*                                             52,022             945
   AnnTaylor Stores*                                     25,371             609
   Arctic Cat                                            68,600             519
   ArvinMeritor(A)                                      112,700           1,272
   Audiovox, Cl A*                                        9,156              82
   Bally Technologies*                                   37,057           1,405
   Bebe Stores(A)                                        79,500             971
   Belo, Cl A(A)                                        111,698           1,315
   Big Lots*                                             23,900             403
   BJ's Restaurants* (A)                                 51,000             692
   Blockbuster, Cl A*                                    34,949             106
   Blue Nile* (A)                                        13,400             592
   Bluegreen*                                            10,599              90
   Blyth                                                 58,181           1,154
   Bright Horizons Family Solutions*                      2,800             126
   Brown Shoe                                            62,908             923
   Buckle                                                25,700           1,167
   California Pizza Kitchen*                             29,100             406
   Callaway Golf                                         31,896             486
   Capella Education*                                    25,992           1,370
   Carrols Restaurant Group*                             72,960             603
   Carter's* (A)                                         25,769             398
   Casual Male Retail Group* (A)                        565,300           2,182
   Cato, Cl A(A)                                        167,792           2,628
   CBRL Group(A)                                         98,370           3,582
   CEC Entertainment*                                    23,870             640
   Century Casinos*                                      89,440             434
   Champion Enterprises* (A)                             58,900             523
   Charlotte Russe Holding* (A)                           4,100              80
   Charming Shoppes* (A)                                279,700           1,541
   Cheesecake Factory*                                   18,600             389
   Chico's FAS*                                          46,000             428
   Childrens Place Retail Stores* (A)                    30,800             658
   Chipotle Mexican Grill, Cl A* (A)                      9,000             894
   Christopher & Banks                                   28,900             312
   Cinemark Holdings                                     28,231             408
   CKE Restaurants                                       25,400             281
   Collective Brands*                                    47,900             755
   Cooper Tire & Rubber(A)                              132,463           2,395
   Corinthian Colleges* (A)                             104,300             829
   Courier                                               30,126             820
   CROCS* (A)                                           228,847           5,565
   CSK Auto* (A)                                         20,560             186
   Ctrip.com International ADR                           18,630           1,129
   Dana* (A)                                            228,600              --
   Denny's*                                              51,615             161
   DeVry                                                 16,090             707
   Dick's Sporting Goods* (A)                            30,539             842
   Dolan Media*                                          27,080             604
   Domino's Pizza                                        27,500             364

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Dover Downs Gaming &
     Entertainment(A)                                    41,950   $         383
   DreamWorks Animation SKG, Cl A*                        6,100             155
   Dress Barn*                                           37,500             494
   Drew Industries* (A)                                  16,900             456
   DSW, Cl A* (A)                                       105,000           1,912
   Dufry South America (United
     Kingdom)*                                           56,300           1,269
   Eddie Bauer Holdings* (A)                            249,300           1,473
   Einstein Noah Restaurant Group*                       49,600             764
   Entercom Communications, Cl A                         43,144             482
   Entravision Communications, Cl A*                     16,342              95
   Ethan Allen Interiors(A)                             103,105           2,809
   Focus Media Holding ADR* (A)                          38,607           1,944
   Fossil* (A)                                           22,900             737
   FTD Group                                             48,883             674
   Furniture Brands International(A)                     62,900             818
   Gaiam, Cl A* (A)                                     100,796           2,145
   Gaylord Entertainment* (A)                            10,400             313
   Genius Products*                                     379,930             437
   Getty Images*                                          5,583             180
   Gildan Activewear, Cl A*                              33,200           1,252
   Global Sources* (A)                                   20,570             251
   Group 1 Automotive(A)                                 66,700           1,634
   GSI Commerce* (A)                                    162,081           2,345
   Gymboree*                                             77,745           3,079
   Handleman(A)                                          59,100              77
   hhgregg* (A)                                          21,400             247
   Hibbett Sports* (A)                                   93,831           1,483
   Hooker Furniture                                      10,700             219
   HOT Topic*                                            29,100             134
   Ihop                                                   1,843              84
   Interactive Data                                      13,100             383
   iRobot*                                                6,900             126
   ITT Educational Services*                              1,871             103
   J Crew Group* (A)                                     19,100             765
   Jack in the Box* (A)                                  55,000           1,445
   Jackson Hewitt Tax Service                           135,276           2,831
   Jakks Pacific*                                        58,397           1,632
   Jarden*                                              113,861           2,743
   Jos. A. Bank Clothiers* (A)                           32,300             736
   Journal Communications, Cl A                         152,400           1,050
   Journal Register                                      65,680              66
   K12*                                                  30,178             818
   Lakeland Industries* (B)                             127,600           1,341
   Leapfrog Enterprises, Cl A* (A)                       72,922             416
   Lear* (A)                                             30,100             830
   Lee Enterprises                                       77,300             797
   Libbey                                               139,600           2,171
   Life Time Fitness* (A)                                36,332           1,056
   Lifetime Brands                                       81,926             846
   Lin TV, Cl A*                                         11,911             122
   LKQ* (A)                                             164,700           3,499
   Lululemon Athletica* (A)                              31,600             850
   Lumber Liquidators*                                   12,700             116
   M/I Homes(A)                                           3,700              61
   Maidenform Brands*                                    13,300             165
   MarineMax* (A)                                        63,700             782
   Martha Stewart Living Omnimedia,
     Cl A* (A)                                          127,200             895
   Marvel Entertainment*                                 71,845           1,807


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Matthews International, Cl A                          14,663   $         658
   McCormick & Schmick's Seafood
     Restaurants*                                       103,524           1,122
   MDC Partners, Cl A* (B)                              479,280           3,867
   Media General, Cl A                                   42,286             660
   Men's Wearhouse(A)                                    14,703             339
   Modine Manufacturing(A)                               85,200           1,063
   Monarch Casino & Resort*                              20,400             339
   Morgans Hotel Group* (A)                              58,710             901
   Morningstar*                                          24,201           1,578
   Movado Group                                           1,400              27
   National CineMedia                                    34,020             733
   Nautilus(A)                                           48,200             202
   NetFlix* (A)                                          70,341           2,221
   NexCen Brands*                                        70,238             277
   Nexstar Broadcasting Group, Cl A*                     17,300             128
   NutriSystem* (A)                                      10,060             144
   O'Charleys(A)                                         48,268             545
   Orbitz Worldwide*                                     77,900             492
   Orient-Express Hotels, Cl A                           29,000           1,571
   Overstock.com*                                         2,418              25
   Pacific Sunwear of California* (A)                   143,170           1,598
   PC Mall*                                                 315               3
   Peet's Coffee & Tea* (A)                              43,052           1,008
   Perry Ellis International*                            35,333             692
   PF Chang's China Bistro*                               6,300             180
   Phillips-Van Heusen                                   22,400             818
   Pier 1 Imports* (A)                                  153,800             806
   Pinnacle Entertainment*                               68,800           1,077
   Playboy Enterprises, Cl B*                             7,525              61
   Polaris Industries(A)                                 64,255           2,453
   Pre-Paid Legal Services*                               2,562             122
   priceline.com* (A)                                    33,700           3,842
   Princeton Review* (B)                                 37,800             314
   Quiksilver* (A)                                      616,200           5,546
   Raser Technologies* (A)                               28,500             249
   RC2*                                                  67,000           1,243
   RCN                                                   19,823             220
   Red Robin Gourmet Burgers* (A)                        30,100           1,003
   Regis(A)                                             121,540           3,045
   Rent-A-Center, Cl A*                                 113,200           1,941
   Retail Ventures* (A)                                 178,367           1,200
   RRSat Global Communications
     Network*                                            70,100           1,356
   Ruby Tuesday(A)                                       73,100             520
   Ruth's Chris Steak House* (A)                         53,600             375
   Ryland Group(A)                                       42,280           1,196
   Sally Beauty Holdings* (A)                           114,254             874
   Scholastic* (A)                                       82,081           2,861
   Sealy                                                 17,264             157
   Select Comfort*                                       31,934             137
   Shoe Carnival*                                        68,417             927
   Shuffle Master*                                       17,795             147
   Shutterfly* (A)                                      127,900           1,956
   Sinclair Broadcast Group, Cl A(A)                     66,700             616
   Skechers U.S.A., Cl A*                                15,400             328
   Smith & Wesson Holding*                              153,930             788
   Snap-On                                               20,585           1,028
   Sonic* (A)                                            36,700             783
   Sonic Automotive, Cl A(A)                            107,400           1,910
   Sotheby's(A)                                          37,775           1,274
   Speedway Motorsports                                   5,600             164

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Stage Stores                                          36,623   $         464
   Stamps.com*                                              270               2
   Standard Motor Products                                1,821              13
   Standard-Pacific                                     121,765             500
   Starwood Hotels & Resorts Worldwide                   77,100           3,648
   Stewart Enterprises, Cl A                             47,104             281
   Stoneridge*                                            3,300              36
   Strayer Education                                      6,017             937
   Sun-Times Media Group, Cl A*                          44,045              39
   Talbots(A)                                           111,044             908
   Tecnisa (Brazil)                                     349,700           1,878
   Tempur-Pedic International(A)                         68,600           1,195
   Texas Roadhouse, Cl A*                                82,000             763
   Thor Industries(A)                                    49,760           1,517
   Thunderbird Resorts* (C)                               3,000              27
   Thunderbird Resorts* (C) (D)                         140,900           1,268
   True Religion Apparel*                                84,400           1,724
   Tupperware Brands                                     94,535           3,449
   Under Armour, Cl A* (A)                               26,245             966
   Unifirst                                                 800              31
   Universal Electronics*                                43,863             996
   Vail Resorts* (A)                                     39,366           1,781
   Valassis Communications*                              75,400             846
   Visteon*                                              32,678             114
   Volcom*                                               28,300             559
   Warnaco Group*                                        38,737           1,455
   Warner Music Group(A)                                169,938           1,020
   WMS Industries* (A)                                   77,550           2,945
   World Wrestling Entertainment, Cl A                   36,600             648
   Xerium Technologies                                    2,600              13
   Zale* (A)                                             53,900           1,041
   Zumiez*                                               71,020           1,249
                                                                  --------------
                                                                        203,353
                                                                  --------------
CONSUMER STAPLES -- 3.2%
   Alliance One International*                          511,045           2,504
   American Dairy* (A)                                    7,241              63
   American Oriental Bioengineering* (A)                 13,300             133
   Andersons                                              7,212             334
   Asiatic Development (Malaysia)                       723,500           2,106
   Bare Escentuals* (A)                                  16,600             455
   BJ's Wholesale Club* (A)                              70,700           2,231
   Boston Beer, Cl A*                                    24,150             861
   Cal-Maine Foods                                       11,900             411
   Casey's General Stores                                30,792             771
   Central Garden and Pet* (A)                           61,593             304
   Central Garden and Pet, Cl A* (A)                     75,794             333
   Chattem* (A)                                          20,945           1,631
   Chiquita Brands International*                        27,800             569
   Coca-Cola Bottling                                     2,040             112
   Corn Products International                           31,626           1,161
   Cosan Industria e Comercio (Brazil)                  165,900           2,844
   Darling International* (A)                           116,777           1,623
   Dean Foods(A)                                         51,697           1,113
   Del Monte Foods                                      198,011           1,778
   Elizabeth Arden*                                      44,217             806
   Flowers Foods                                         34,000             770
   Fresh Del Monte Produce*                              23,753             789
   Great Atlantic & Pacific Tea*                         10,635             288
   Hain Celestial Group* (A)                             55,500           1,499
   Herbalife                                             24,303           1,017
   Imperial Sugar                                           197               4


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Inter Parfums(B)                                      56,500   $         918
   JM Smucker                                            12,054             617
   Lancaster Colony                                      27,325           1,015
   Lance                                                135,572           2,271
   Longs Drug Stores(A)                                  78,736           3,782
   Molson Coors Brewing, Cl B                            41,000           2,212
   Nash Finch                                            46,864           1,644
   NBTY*                                                 13,005             371
   Pantry* (A)                                           89,520           2,154
   Performance Food Group*                               23,129             752
   Pilgrim's Pride                                          100               2
   Prestige Brands Holdings*                             50,100             386
   Ralcorp Holdings* (A)                                 18,543           1,028
   Revlon, Cl A*                                        120,032             122
   Ruddick                                               86,393           2,786
   Sanderson Farms(A)                                    41,500           1,447
   Spartan Stores                                        11,400             240
   Universal(A)                                          60,331           3,434
   WD-40                                                  4,086             127
   Weis Markets                                          41,200           1,335
                                                                  --------------
                                                                         53,153
                                                                  --------------
ENERGY -- 7.4%
   Alon USA Energy(A)                                    41,093             645
   Alpha Natural Resources*                              35,890           1,455
   American Oil & Gas*                                   77,400             372
   Approach Resources*                                   64,858             906
   Arena Resources*                                     133,151           5,389
   Arlington Tankers(A)                                  91,800           1,845
   Atlas America(A)                                      18,551           1,122
   ATP Oil & Gas* (A)                                    52,372           1,846
   Atwood Oceanics*                                      12,800           1,192
   Basic Energy Services* (A)                            96,913           2,051
   Berry Petroleum, Cl A                                 27,976           1,150
   Bill Barrett*                                          9,412             436
   Bois d'Arc Energy* (A)                                43,500             934
   BP Prudhoe Bay Royalty Trust                           1,200             104
   BPZ Energy PIPE*                                     127,500           2,011
   BPZ Resources*                                        40,489             639
   Bronco Drilling*                                       4,200              66
   Cal Dive International*                              253,637           2,643
   Callon Petroleum*                                        800              15
   CARBO Ceramics(A)                                     33,200           1,226
   Carrizo Oil & Gas*                                    35,531           2,052
   Cimarex Energy(A)                                     65,910           3,472
   Complete Production Services* (A)                    168,100           3,264
   Comstock Resources* (A)                               73,981           2,685
   Core Laboratories*                                     7,930             964
   Dawson Geophysical*                                    2,300             152
   Delek US Holdings                                     13,200             208
   Delta Petroleum* (A)                                  36,582             877
   Denbury Resources*                                    13,400             427
   Double Hull Tankers                                   80,820             909
   Dresser-Rand Group*                                   35,200           1,199
   Dril-Quip*                                            31,069           1,453
   Encore Acquisition* (A)                               42,550           1,566
   Energy Partners*                                     209,675           2,256
   Exterran Holdings*                                    36,172           2,519
   Foundation Coal Holdings                              11,800             682
   GeoMet*                                              108,900             653
   Global Industries*                                    53,500             985
   GMX Resources*                                        13,161             382

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Goodrich Petroleum* (A)                               35,300   $         852
   Grey Wolf*                                           460,800           2,857
   Gulf Island Fabrication                               16,900             493
   Gulfmark Offshore*                                    12,100             613
   Harvest Natural Resources*                            27,975             343
   Helix Energy Solutions Group* (A)                      2,600              92
   Helmerich & Payne                                     29,625           1,328
   Hercules Offshore* (A)                                84,953           2,153
   Holly                                                 19,600           1,046
   Infinity Bio-Energy*                                 607,719           2,430
   International Coal Group*                             10,600              66
   ION Geophysical* (A)                                 294,495           3,913
   Kodiak Oil & Gas*                                    397,900             879
   Lufkin Industries                                     12,500             715
   Mariner Energy* (A)                                   76,800           2,130
   Matrix Service*                                       49,309           1,003
   McMoRan Exploration*                                  22,713             382
   Meridian Resource*                                    27,641              43
   Mitcham Industries*                                   10,393             183
   NATCO Group, Cl A*                                    47,465           2,262
   Natural Gas Services Group*                           15,300             343
   Newfield Exploration*                                  5,700             316
   Newpark Resources*                                   309,500           1,371
   North American Energy Partners*                       50,400             836
   Oil Sands Quest PIPE* (B)                             74,000             296
   Oil States International*                             51,100           2,154
   Oilsands Quest* (A)                                  264,800           1,059
   OPTI (Canada)*                                        80,500           1,422
   OPTI (Canada)*                                        32,300             571
   Overseas Shipholding Group                             9,900             621
   Parker Drilling*                                     130,700             867
   Penn Virginia                                         14,959             637
   PetroHawk Energy*                                    104,011           1,881
   Petroleum Development*                                15,160           1,058
   Pioneer Drilling*                                      9,817             132
   Quicksilver Resources*                                 3,800             131
   Regency Energy Partners                                3,675             109
   Rentech* (A)                                         871,689           1,098
   Rosetta Resources* (A)                                89,258           1,826
   RPC(A)                                               136,200           1,794
   SEACOR Holdings* (A)                                  10,200             979
   St. Mary Land & Exploration                           25,900             955
   StealthGas                                           122,600           1,935
   Stone Energy*                                         44,610           2,264
   Superior Energy Services*                             36,389           1,481
   Superior Well Services* (A)                           77,500           2,003
   Swift Energy*                                        107,553           5,133
   SXR Uranium One (Canada)*                            127,375             675
   Synenco Energy (Canada)* (D)                          27,419             197
   Synenco Energy, Cl A (Canada)*                       254,400           1,823
   Tesco*                                                38,700             953
   Tesoro(A)                                             28,776           1,069
   Tetra Technologies*                                   62,200           1,069
   Trico Marine Services*                                   363              14
   Union Drilling*                                       10,100             202
   Uranium Resources*                                    22,220             211
   US BioEnergy*                                         20,800             152
   Vaalco Energy*                                        42,938             192
   Venoco*                                               27,900             364
   Warren Resources*                                     23,800             318
   W-H Energy Services, Cl H*                            46,585           2,929


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Whiting Petroleum*                                       600   $          37
   Willbros Group* (A)                                   59,712           2,046
   World Fuel Services                                   30,585             957
                                                                  --------------
                                                                        123,015
                                                                  --------------
FINANCIALS -- 18.4%
   Acadia Realty Trust+++                                60,000           1,375
   Advance America Cash Advance
     Centers                                            116,728             867
   Advanta, Cl B                                         36,325             280
   Affiliated Managers Group* (A)                        31,286           3,015
   Alesco Financial+++                                  128,600             367
   Alexander's+++ *                                         944             286
   Alexandria Real Estate Equities+++                     9,046             830
   AMB Property+++                                       34,700           1,741
   Amcore Financial                                      43,120             837
   American Campus Communities+++                        27,258             711
   American Equity Investment Life
     Holding(A)                                         117,401           1,121
   American Physicians Capital                           15,000             662
   Amerisafe*                                            49,387             649
   Amtrust Financial Services                            41,887             700
   Anchor Bancorp Wisconsin(A)                           25,300             479
   Annaly Capital Management+++                         125,638           2,599
   Anthracite Capital+++ (A)                             92,402             590
   Anworth Mortgage Asset+++                            117,289           1,113
   AON                                                   39,300           1,635
   Apollo Investments*                                   49,644             769
   Arbor Realty Trust+++ (A)                             49,221             791
   Ares Capital                                          49,879             639
   Argo Group International Holdings*                    14,119             528
   Ashford Hospitality Trust+++ (A)                     109,370             727
   Aspen Insurance Holdings                              49,400           1,430
   Assured Guaranty(A)                                   67,685           1,736
   AvalonBay Communities+++ (A)                          36,600           3,383
   Bancfirst(A)                                           7,800             329
   Banco Latinoamericano de
     Exportaciones, Cl E                                 39,400             530
   Bancorp*                                               1,300              15
   Bancorpsouth                                          36,781             827
   Bank Mutual(A)                                        75,189             808
   Bank of the Ozarks(A) (B)                             12,800             303
   BankAtlantic Bancorp, Cl A                            41,900             191
   BankUnited Financial, Cl A                            85,476             417
   Berkshire Hills Bancorp                               30,300             686
   BioMed Realty Trust+++                                17,400             381
   Boston Private Financial Holdings(A)                  15,543             214
   Boston Properties+++ (A)                              57,600           4,963
   Brasil Brokers Participacoes*                          2,400           2,208
   Calamos Asset Management, Cl A                        35,090             645
   Camden Property Trust+++                              38,000           1,805
   Canaccord Capital                                    110,200           1,255
   Capital Lease Funding+++                             211,500           1,745
   Capital Trust, Cl A+++                                 2,800              77
   CapitalSource+++                                     102,752           1,628
   Capstead Mortgage+++                                 164,000           2,824
   Cardinal Financial                                    72,352             575
   Cascade Bancorp(A)                                    30,002             305
   Cash America International                            62,680           2,028
   Castlepoint Holdings                                 146,200           1,847
   Cathay General Bancorp                                 8,700             191
   Center Financial(A)                                   19,800             193

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Centerline Holding                                     5,000   $          25
   Central Pacific Financial                             34,163             632
   Chemical Financial(A)                                 54,900           1,220
   Chimera Investment+++                                 50,467             836
   Citizens Republic Bancorp                             78,697             876
   City Bank(A)                                           4,919              91
   City Holding                                          28,300           1,054
   CME Group, Cl A                                        1,534             787
   CNA Surety*                                           53,300             752
   Cohen & Steers(A)                                     54,700           1,377
   Columbia Bancorp(A)                                   28,100             400
   Commerce Group                                         7,100             257
   Community Bancorp*                                     3,983              49
   Community Bank System(A)                              32,900             727
   Community Trust Bancorp                               13,192             357
   Companhia Brasileira de
     Desenvolvimento Imobiliario
     Turistico (Brazil)*                                  3,800           1,714
   Corporate Office Properties Trust+++ (A)              65,900           2,019
   Corus Bankshares                                      24,794             256
   Cousins Properties+++ (A)                             56,100           1,361
   Crawford, Cl B*                                       12,824              53
   Danvers Bancorp*                                      67,600             690
   Darwin Professional Underwriters*                     32,100             672
   DCT Industrial Trust+++                                  200               2
   Dearborn Bancorp* (B)                                 41,146             288
   Delphi Financial Group, Cl A                          88,700           2,675
   DiamondRock Hospitality+++ (A)                        59,541             744
   Digital Realty Trust+++                                3,250             117
   Dime Community Bancshares                             52,822             804
   Discover Financial Services                           21,054             318
   Dollar Financial* (A)                                 74,591           1,676
   Downey Financial                                      12,820             336
   DuPont Fabros Technology+++                           46,332             778
   E*Trade Financial*                                    77,000             329
   East West Bancorp(A)                                  98,315           1,849
   Eaton Vance                                           34,668           1,104
   Education Realty Trust+++                             70,333             896
   eHealth* (A)                                          10,079             247
   EMC Insurance Group                                    4,871             108
   Employers Holdings(A)                                 77,084           1,322
   Encore Bancshares*                                    22,600             416
   Endurance Specialty Holdings(A)                       17,176             675
   Equity Lifestyle Properties+++                        13,284             607
   Equity One+++ (A)                                     46,519             996
   Equity Residential+++ (A)                            125,600           4,795
   Essa Bancorp*                                         34,200             410
   Essex Property Trust+++ (A)                           20,300           2,132
   Evercore Partners, Cl A                              177,400           3,485
   Extra Space Storage+++ (A)                           121,400           1,829
   Ezcorp, Cl A*                                         77,052             904
   FBL Financial Group, Cl A                             40,400           1,188
   FCStone Group* (A)                                    39,927           1,862
   Federal Realty Investment Trust+++                    36,500           2,616
   Financial Federal                                     35,800             771
   First American(A)                                     48,400           1,686
   First Community Bancorp                                9,822             280
   First Financial Bancorp(A)                            84,087             975
   First Financial Bankshares                             8,500             322
   First Industrial Realty Trust+++ (A)                  11,356             345
   First Marblehead                                       9,300             112
   First Merchants(A)                                    34,800             940


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   First Mercury Financial*                              52,400   $         862
   First Midwest Bancorp(A)                              87,568           2,280
   First Niagara Financial Group                        140,400           1,604
   FirstFed Financial* (A)                               68,495           2,141
   FirstMerit(A)                                        168,495           3,162
   Flagstar Bancorp(A)                                   82,300             589
   Flushing Financial                                    54,700             892
   FNB (Pennsylvania)                                    23,842             327
   Fpic Insurance Group*                                 29,200           1,275
   Frontier Financial(A)                                 32,934             493
   GAMCO Investors, Cl A                                 17,247             966
   General Shopping Brasil (Brazil)*                    233,400           2,006
   Getty Realty+++                                        4,800             129
   GFI Group*                                               800              61
   Glacier Bancorp(A)                                    41,782             718
   Gluskin Sheff + Associates (Canada)                   65,800           1,418
   Gluskin Sheff + Associates (Canada)*                     200               4
   GMP Capital Trust (Canada)                            64,500           1,251
   Gramercy Capital+++ (A)                               80,182           1,638
   Great Southern Bancorp(A)                              6,200             111
   Greenhill(A)                                          42,417           2,758
   Grubb & Ellis Realty Advisors(A)                     282,160           1,871
   Grubb & Ellis Realty Advisors*                       326,900           1,968
   Hallmark Financial Services*                          16,600             196
   Hancock Holding(A)                                    42,139           1,561
   Hanmi Financial                                       41,499             317
   Hanover Insurance Group                               22,314             975
   Harleysville Group                                     4,300             144
   HCP+++ (A)                                            63,100           1,841
   Health Care REIT+++                                    8,070             332
   Hercules Technology Growth Capital                   117,156           1,393
   Hersha Hospitality Trust+++                          273,900           2,460
   HFF, Cl A*                                            39,500             289
   Highbury Financial*                                  118,000             479
   Highbury Financial* (A)                               27,700              96
   Hilb Rogal & Hobbs(A)                                 78,600           2,407
   Home Federal Bancorp                                  44,850             509
   Horace Mann Educators(A)                              40,208             699
   Horizon Financial                                      1,625              21
   HRPT Properties Trust+++ (A)                         159,600           1,098
   IMPAC Mortgage Holdings+++ (A)                        87,200              92
   Imperial Capital Bancorp                               4,749             106
   Independent Bank                                      16,286             159
   Independent Bank                                       6,300             167
   IndyMac Bancorp                                       73,709             453
   Infinity Property & Casualty                          27,848           1,119
   Interactive Brokers Group, Cl A* (A)                  29,415             915
   IntercontinentalExchange*                              4,600             599
   International Bancshares                              15,945             346
   Intervest Bancshares, Cl A                             2,850              38
   Investors Bancorp*                                    28,200             409
   Investors Real Estate Trust+++ (A)                   188,700           1,768
   IPC Holdings(A)                                       84,676           2,296
   Irwin Financial(A)                                    47,500             357
   Jefferies Group(A)                                   101,200           1,796
   Jones Lang LaSalle                                    11,605             887
   Kansas City Life Insurance                            18,890             781
   KBW* (A)                                              35,700             766
   Knight Capital Group, Cl A*                           12,700             204
   LandAmerica Financial Group, Cl A(A)                  10,100             372
   Lazard, Cl A                                          15,990             611

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Life Partners Holdings                                 5,600   $          84
   LTC Properties+++                                     11,701             282
   Luminent Mortgage Capital+++ (A)                     129,700              74
   Macerich+++ (A)                                       37,100           2,374
   Mack-Cali Realty+++                                   85,600           2,952
   Maguire Properties+++                                 11,129             253
   MarketAxess Holdings*                                 74,510             698
   Marlin Business Services*                             61,798             588
   Marsh & McLennan                                      53,792           1,370
   Max Capital Group(A)                                   8,700             241
   Meadowbrook Insurance Group                          187,500           1,493
   Medical Properties Trust+++                            4,100              49
   Meruelo Maddux Properties* (A)                       281,000           1,194
   MFA Mortgage Investments+++ (A)                      416,884           3,985
   Mid-America Apartment Communities+++                  20,556             997
   Montpelier Re Holdings(A)                             84,800           1,349
   Move*                                                449,239           1,128
   MSCI, Cl A*                                           49,830           1,482
   MVC Capital                                            7,100             107
   NASDAQ Stock Market* (A)                              14,400             598
   National Financial Partners                           32,627             776
   National Health Investors+++                           6,020             181
   National Interstate                                    8,100             223
   National Retail Properties+++ (A)                     72,624           1,503
   Nationwide Health Properties+++ (A)                    8,500             258
   Navigators Group*                                     39,106           2,140
   NBT Bancorp(A)                                        55,400           1,062
   Nelnet, Cl A                                          57,195             623
   New York Community Bancorp                            18,700             305
   NewAlliance Bancshares                                92,097           1,048
   Newcastle Investment+++ (A)                           37,473             403
   NorthStar Realty Finance+++                           73,650             655
   NYSE Euronext                                          3,500             230
   Ocwen Financial*                                      25,366             152
   Odyssey Re Holdings(A)                                24,100             872
   Old National Bancorp                                 161,000           2,498
   Old Second Bancorp(A)                                 11,700             301
   Omega Healthcare Investors+++                         13,768             234
   optionsXpress Holdings                                81,766           1,894
   Oriental Financial Group                               1,800              37
   Pacific Capital Bancorp(A)                            28,362             594
   Parkway Properties+++                                    136               5
   PennantPark Investment                                83,260             773
   Pennsylvania Real Estate Investment
     Trust+++ (A)                                        23,500             581
   PFF Bancorp                                           25,654             217
   Pico Holdings*                                        27,658             946
   Piper Jaffray* (A)                                    45,638           1,768
   Platinum Underwriters Holdings                       107,283           3,701
   PMA Capital, Cl A*                                    21,619             177
   PMI Group                                             21,200             154
   Portfolio Recovery Associates                          3,381             123
   Post Properties+++                                     4,078             172
   Potlatch+++                                           24,878           1,027
   Preferred Bank                                        24,847             455
   Presidential Life                                     38,700             649
   ProAssurance* (A)                                     38,711           2,058
   Prologis+++                                           85,700           4,618
   Prosperity Bancshares                                  9,614             254
   Provident Bankshares(A)                               55,600             708
   PS Business Parks+++                                  14,100             685


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                              Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Public Storage+++                                     32,424   $       2,638
   Radian Group                                          10,800              77
   Rainier Pacific Financial Group                       13,122             178
   RAIT Financial Trust+++ (A)                          115,498             884
   RAM Holdings* (A)                                     86,300             144
   Ramco-Gershenson Properties+++                            96               2
   Realty Income+++                                      46,735           1,075
   Redwood Trust+++ (A)                                  17,979             601
   RenaissanceRe Holdings                                12,000             659
   Renasant                                              25,800             543
   Riskmetrics Group*                                    32,095             693
   RLI                                                   30,738           1,605
   S&T Bancorp                                              100               3
   Safety Insurance Group(A)                             47,032           1,744
   Santander BanCorp(A)                                  43,665             507
   SeaBright Insurance Holdings*                         23,100             344
   Selective Insurance Group                             48,880           1,161
   Sierra Bancorp(A)                                      7,800             174
   Signature Bank NY* (A)                                60,161           1,594
   Simon Property Group+++ (A)                           61,200           5,129
   SL Green Realty+++ (A)                                30,300           2,772
   South Financial Group                                 72,177           1,042
   Southwest Bancorp                                     15,496             251
   Sovran Self Storage+++                                   300              12
   St. Joe                                               32,078           1,233
   State Auto Financial                                  17,300             470
   Sterling Bancshares                                  110,367           1,028
   Sterling Financial, Washington Shares                107,349           1,598
   Stewart Information Services                          78,700           2,343
   Stifel Financial*                                      7,400             323
   Strategic Hotels & Resorts+++ (A)                    108,900           1,551
   Sun Communities+++                                    82,200           1,675
   Sunstone Hotel Investors+++ (A)                       33,500             525
   Superior Bancorp* (A)                                 67,907             354
   Susquehanna Bancshares(A)                             58,400           1,162
   SVB Financial Group* (A)                              41,200           1,866
   SWS Group                                              6,172              70
   Taubman Centers+++ (A)                                41,400           2,018
   Taylor Capital Group                                   3,973              65
   TCF Financial                                         44,120             821
   TD Ameritrade Holding*                                37,731             690
   Tejon Ranch*                                           4,891             173
   Texas Capital Bancshares*                             22,161             332
   Thornburg Mortgage+++                                 72,406             644
   TICC Capital                                          49,000             549
   Titanium Asset*                                      132,700             746
   Tompkins Financial(A)                                  7,400             326
   Tower Group                                           19,680             559
   TradeStation Group* (A)                               63,378             608
   Trico Bancshares                                       3,700              62
   Trustco Bank                                          20,700             179
   Trustmark                                             41,499             820
   UCBH Holdings(A)                                     165,173           1,865
   UMB Financial                                         10,869             416
   Umpqua Holdings                                          100               1
   UnionBanCal                                           14,501             675
   United Bankshares(A)                                  40,198           1,056
   United Financial Bancorp                              48,234             554
   United Fire & Casualty                                33,100           1,137
   Universal American Financial*                         81,927           1,408
   Universal Health Realty Income Trust+++                4,507             152
   Uranium Participation*                                21,200             250

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Uranium Participation*                                32,900   $         388
   Validus Holdings                                      35,100             872
   Value Creation* (C)                                  100,165           1,024
   Ventas+++ (A)                                         61,500           2,572
   Victory Acquisition*                                  54,153             509
   ViewPoint Financial Group                             39,100             607
   Virginia Commerce Bancorp* (A)                         4,700              47
   Vornado Realty Trust+++ (A)                           13,800           1,153
   Waddell & Reed Financial, Cl A(A)                     47,992           1,504
   Washington Federal                                    37,400             849
   Washington Real Estate Investment
      Trust+++ (A)                                       30,640             978
   Weingarten Realty Investors+++ (A)                    77,700           2,495
   WesBanco                                              44,700           1,041
   West Coast Bancorp                                    13,200             198
   Westamerica Bancorporation                            22,245           1,053
   Westfield Financial                                  102,900           1,031
   Wilshire Bancorp                                      41,300             292
   Winthrop Realty Trust+++ (A)                          63,800             318
   Wintrust Financial                                    20,422             689
   World Acceptance* (A)                                 79,976           2,431
   WR Berkley                                            26,100             751
   WSFS Financial                                        27,900           1,322
   Zenith National Insurance                             95,689           3,261
                                                                  --------------
                                                                        307,455
                                                                  --------------

HEALTH CARE -- 12.5%
   3SBio ADR*                                            95,000             776
   Abaxis*                                               78,154           2,277
   Abiomed* (A)                                          20,700             296
   Abraxis Bioscience* (A)                                8,300             506
   Acadia Pharmaceuticals* (A)                          100,800           1,000
   Accelrys*                                            126,600             733
   Achillion Pharmaceuticals*                            71,375             366
   Acorda Therapeutics*                                  25,035             512
   Adolor*                                               23,600             108
   Advanced Medical Optics* (A)                          80,500           1,842
   Affymax*                                              11,100             214
   Affymetrix* (A)                                      170,118           3,263
   Air Methods*                                           7,278             299
   Akorn*                                                20,400             130
   Albany Molecular Research*                            45,148             502
   Alexion Pharmaceuticals*                              27,297           1,654
   Align Technology* (A)                                 87,139           1,076
   Alkermes* (A)                                        117,063           1,515
   Allscripts Healthcare Solutions*                      18,800             201
   Alnylam Pharmaceuticals* (A)                           5,000             142
   Alpharma, Cl A*                                       40,464           1,019
   AMAG Pharmaceuticals* (A)                              3,108             136
   Amedisys* (A)                                         60,390           2,583
   America Service Group*                                30,600             222
   American Dental Partners*                             38,800             371
   American Medical Systems Holdings* (A)                38,074             555
   AMERIGROUP*                                            2,997             108
   AMN Healthcare Services*                             155,900           2,524
   Amsurg, Cl A* (A)                                    120,464           2,902
   Analogic                                               8,656             506
   Animal Health International*                          63,427             669
   APP Pharmaceuticals* (A)                              98,300           1,105
   Applera - Celera Group*                              119,100           1,651
   Apria Healthcare Group* (A)                          128,600           2,792


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Arena Pharmaceuticals* (A)                           251,400   $       1,704
   Ariad Pharmaceuticals* (A)                           406,400           1,361
   Array Biopharma* (A)                                  95,003             532
   Arthrocare* (A)                                       32,922           1,322
   Auxilium Pharmaceuticals* (A)                         17,362             556
   BioMarin Pharmaceutical* (A)                         102,635           3,904
   Bio-Reference Labs*                                    5,922             164
   Cambrex                                              130,700           1,141
   Capital Senior Living*                                10,700              81
   Caraco Pharmaceutical Laboratories*                    6,344             104
   Cell Genesys* (A)                                    228,400             539
   Centene*                                              13,277             238
   Cephalon* (A)                                         78,300           4,724
   Charles River Laboratories
      International*                                      2,600             152
   Chemed                                                53,500           2,552
   Community Health Systems* (A)                         54,400           1,690
   Computer Programs & Systems                           44,001             980
   Conceptus* (A)                                        32,900             561
   Conmed*                                              148,199           3,996
   Cooper(A)                                             87,699           2,998
   Cougar Biotechnology PIPE*                            20,400             543
   Covance*                                              10,000             844
   Cross Country Healthcare* (A)                        129,100           1,402
   Cubist Pharmaceuticals* (A)                          231,406           4,212
   Cutera*                                                3,600              46
   CV Therapeutics* (A)                                 508,400           2,969
   Cyberonics*                                           11,800             152
   Cynosure, Cl A* (A)                                   32,600             780
   Cypress Bioscience* (A)                               26,300             210
   Dionex*                                               20,960           1,547
   Discovery Laboratories* (A)                          330,061             687
   Eclipsys*                                             81,205           1,733
   Emergency Medical Services, Cl A* (A)                 46,600           1,152
   Emergent Biosolutions*                                24,200             181
   Encysive Pharmaceuticals* (A)                        383,300             882
   eResearch Technology*                                 90,490           1,082
   Exelixis* (A)                                        321,942           2,054
   Gentiva Health Services*                               1,700              37
   Greatbatch*                                            7,142             153
   GTx* (A)                                              12,800             210
   Haemonetics*                                          12,575             731
   Hanger Orthopedic Group*                              65,300             757
   Hansen Medical*                                        5,741             108
   Health Net*                                           11,500             505
   HealthExtras*                                         48,737           1,343
   Healthspring*                                        138,360           2,428
   HealthTronics*                                       171,227             625
   Healthways* (A)                                       42,155           1,448
   HMS Holdings*                                         11,351             311
   Hologic* (A)                                          74,093           4,470
   Human Genome Sciences* (A)                           347,400           2,053
   ICU Medical*                                          40,700           1,092
   I-Flow*                                               92,691           1,306
   Illumina* (A)                                         51,037           3,696
   Immucor*                                              31,300             933
   Immunomedics*                                         45,300             112
   IMS Health                                            30,000             675
   Incyte* (A)                                          284,471           2,819
   Indevus Pharmaceuticals*                              64,268             319
   Integra LifeSciences Holdings* (A)                    11,101             460

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   InterMune* (A)                                        22,975   $         323
   Intuitive Surgical*                                      700             197
   Invacare                                              13,564             339
   Inverness Medical Innovations* (A)                    35,741           1,042
   Isis Pharmaceuticals* (A)                             67,057             966
   ISTA Pharmaceuticals* (A)                            154,500             647
   Kendle International* (A)                             35,760           1,602
   Kensey Nash*                                          52,013           1,412
   Keryx Biopharmaceuticals*                             22,100             127
   Kindred Healthcare*                                  132,676           2,798
   KV Pharmaceutical, Cl A* (A)                          17,621             443
   Landauer                                               4,997             239
   LCA-Vision(A)                                         39,200             540
   LHC Group*                                            36,250             616
   Lifecell*                                              6,400             258
   LifePoint Hospitals*                                 114,974           2,881
   Magellan Health Services*                             72,146           3,125
   MannKind*                                             73,805             522
   Martek Biosciences* (A)                               38,500           1,103
   Masimo* (A)                                           18,100             580
   Matrixx Initiatives*                                  18,760             272
   Medarex* (A)                                         530,600           4,934
   Medcath*                                              22,636             472
   Medical Staffing Network Holdings*                    76,700             426
   Medicines*                                            56,700           1,092
   Medicis Pharmaceutical, Cl A(A)                      100,172           2,055
   Mentor                                                 9,200             273
   Meridian Bioscience                                   50,540           1,732
   Merit Medical Systems*                                 4,900              78
   Metabolix* (A)                                        82,400           1,327
   Micrus Endovascular* (A)                              89,000           1,259
   Minrad International*                                 33,600              78
   Molina Healthcare*                                    12,355             391
   MWI Veterinary Supply*                                25,637             893
   Myriad Genetics* (A)                                 111,369           4,123
   National Dentex*                                      21,200             297
   Neurocrine Biosciences* (A)                           66,300             332
   NovaMed*                                              44,924             180
   NuVasive*                                             14,428             556
   Odyssey HealthCare* (A)                              202,000           1,765
   Omnicare(A)                                           35,358             742
   Omnicell*                                             10,144             193
   Omrix Biopharmaceuticals*                             45,117           1,090
   Onyx Pharmaceuticals* (A)                             42,442           1,160
   OraSure Technologies* (A)                            113,553             811
   Orthofix International*                                7,800             312
   OSI Pharmaceuticals* (A)                              49,300           1,772
   Owens & Minor                                         43,281           1,860
   Par Pharmaceutical*                                   51,670             914
   Parexel International*                                35,975           1,977
   Patterson*                                            24,365             858
   Pediatrix Medical Group*                              26,370           1,741
   Penwest Pharmaceuticals* (A)                         216,100             666
   Perrigo                                              129,721           4,335
   Pharmacopeia*                                         80,329             296
   PharmaNet Development Group*                           7,494             216
   PharMerica* (A)                                       52,179             768
   Possis Medical*                                        9,000             175
   Pozen* (A)                                            23,500             286
   Profarma Distribuidora de Produtos
     Farmaceuticos (Brazil)                              81,000           1,442


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Providence Service*                                   22,865   $         645
   PSS World Medical* (A)                                33,675             589
   Psychiatric Solutions* (A)                            79,311           2,244
   Qiagen*                                              112,121           2,466
   Quidel*                                               42,800             703
   Regeneron Pharmaceuticals* (A)                        96,842           1,915
   Repligen*                                             16,900              89
   Res-Care*                                             25,980             560
   Rigel Pharmaceuticals* (A)                           107,900           2,139
   Salix Pharmaceuticals* (A)                            34,700             234
   Savient Pharmaceuticals* (A)                          78,001           1,769
   Sciele Pharma* (A)                                   158,702           3,285
   Sirona Dental Systems* (A)                            40,718           1,059
   Somanetics*                                           23,356             649
   SonoSite*                                              8,249             243
   Spectranetics*                                        84,621             762
   STERIS                                                44,359           1,092
   Sun Healthcare Group*                                 47,500             700
   Symmetry Medical*                                     25,186             448
   Tercica* (A)                                          79,200             479
   Theravance*                                           20,010             329
   Third Wave Technologies*                              96,174             767
   TomoTherapy*                                          67,910             894
   Trizetto Group*                                       30,100             588
   United Therapeutics* (A)                              45,811           3,856
   Valeant Pharmaceuticals International*
     (A)                                                 43,852             603
   Varian*                                               15,451             837
   Viropharma* (A)                                       51,000             467
   Vital Signs                                           14,700             747
   Vivus*                                                   400               2
   Vnus Medical Technologies*                            48,413             905
   Wright Medical Group* (A)                            103,080           2,713
   XenoPort*                                              3,100             159
                                                                  --------------
                                                                        209,767
                                                                  --------------

INDUSTRIALS -- 14.1%
   AAON                                                   8,363             138
   ABM Industries                                        45,600             906
   ABX Air*                                              17,909              55
   Accuride*                                              3,502              25
   Actuant, Cl A(A)                                     128,744           3,461
   Acuity Brands(A)                                      54,437           2,418
   Administaff                                            7,798             192
   Advisory Board*                                       28,300           1,573
   Aecom Technology*                                     48,600           1,260
   AGCO*                                                 28,587           1,854
   Albany International, Cl A(A)                         35,679           1,225
   Allegiant Travel*                                        500              14
   Allen-Vanguard (Canada)*                             204,500             881
   Altra Holdings*                                       23,600             303
   Amerco*                                                3,712             193
   American Commercial Lines* (A)                       109,146           1,855
   American Ecology                                      13,781             343
   American Reprographics*                               27,700             448
   American Science & Engineering                         2,000             108
   American Woodmark(A)                                  25,000             475
   Ampco-Pittsburgh                                      18,900             716
   AO Smith                                              74,700           2,721
   Apogee Enterprises                                   171,085           2,632
   Applied Energetics*                                   35,400              83
   Applied Industrial Technologies                       28,200             779

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Arkansas Best(A)                                      55,400   $       1,480
   Ascent Solar Technologies* (A)                        25,100             374
   Astec Industries*                                     14,500             549
   Atlas Air Worldwide Holdings*                          7,234             366
   Avis Budget Group*                                    77,323             884
   AZZ*                                                   2,800              99
   Badger Meter                                             600              23
   Barnes Group(A)                                       91,840           2,088
   BE Aerospace*                                         98,895           3,392
   Beacon Roofing Supply*                                39,300             336
   Belden(A)                                             56,170           2,207
   Bowne(A)                                              31,700             421
   Brady, Cl A(A)                                        39,324           1,203
   Briggs & Stratton                                     74,915           1,339
   Brink's                                               42,900           2,871
   Bucyrus International, Cl A(A)                        23,530           2,350
   C&D Technologies*                                      1,000               5
   Ceradyne* (A)                                         57,264           1,781
   Chart Industries*                                     73,257           2,513
   Chicago Bridge & Iron                                 49,816           2,317
   CIRCOR International                                  38,536           1,755
   Clarcor                                               21,385             766
   Clean Harbors* (A)                                    41,794           2,571
   Columbus McKinnon*                                    39,466           1,130
   Comfort Systems USA                                   59,300             706
   Commercial Vehicle Group*                             25,600             240
   COMSYS IT Partners* (A)                               39,889             376
   Consolidated Graphics*                                13,584             723
   Continental Airlines, Cl A*                            7,937             192
   Con-way                                               49,500           2,243
   Corrections of America*                              100,440           2,698
   CoStar Group* (A)                                     71,685           2,976
   CRA International* (A)                                43,780           1,663
   Crane                                                 60,980           2,514
   Cubic                                                 12,172             311
   Curtiss-Wright                                        27,379           1,152
   Danaos                                                27,000             713
   Deluxe(A)                                            130,695           2,722
   Diamond Management & Technology
     Consultants, Cl A                                   96,900             575
   Duff & Phelps, Cl A*                                  29,760             455
   Dynamex*                                               6,773             157
   Dynamic Materials(A)                                  48,100           2,741
   Electro Rent                                           9,271             120
   EMCOR Group*                                          64,218           1,547
   Energy Conversion Devices* (A)                         9,600             255
   EnPro Industries* (A)                                 49,400           1,459
   ESCO Technologies* (A)                                33,104           1,094
   Esterline Technologies*                               11,849             621
   Evergreen Solar* (A)                                  91,000             875
   Expeditors International Washington                   44,500           1,750
   Federal Signal(A)                                     50,859             614
   First Advantage, Cl A*                                17,000             338
   Flow International*                                  154,900           1,142
   Force Protection* (A) (B)                            177,100             728
   Force Protection*                                    166,100             683
   Forward Air                                           63,845           1,873
   FTI Consulting*                                       39,272           2,494
   G&K Services, Cl A                                    16,734             640
   GATX(A)                                               16,500             594
   Genco Shipping & Trading(A)                           18,200           1,061
   GenCorp*                                              34,800             362


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   General Cable* (A)                                    56,439   $       3,483
   Genesee & Wyoming, Cl A*                              15,923             494
   Geo Group* (A)                                       179,017           4,778
   GeoEye*                                               37,300           1,127
   GrafTech International* (A)                           93,927           1,505
   Graham                                                   600              23
   Greenbrier(A)                                         12,300             323
   Griffon*                                              12,200             108
   H&E Equipment Services*                              183,530           2,864
   Hardinge                                               1,925              24
   Healthcare Services Group                             87,843           1,738
   Heartland Express(A)                                  45,500             636
   Heico, Cl A                                           34,223           1,245
   Herman Miller                                         30,600             913
   Hexcel*                                               69,800           1,409
   HNI                                                    4,900             145
   Horizon Lines, Cl A                                  144,020           2,905
   HUB Group, Cl A*                                      15,600             468
   Hubbell, Cl B                                         28,700           1,302
   Hudson Highland Group*                                80,828             602
   Hurco*                                                 1,900              84
   Huron Consulting Group* (A)                           21,025           1,116
   ICF International*                                    29,326             764
   ICT Group*                                             7,400              64
   IDEX                                                  23,449             707
   IHS, Cl A*                                            36,716           2,264
   II-VI* (A)                                            24,400             799
   IKON Office Solutions                                114,382             814
   Innerworkings* (A)                                   126,213           1,738
   Interface, Cl A                                       46,490             779
   JA Solar Holdings ADR*                               151,089           2,159
   Jacobs Engineering Group*                              1,300             104
   JB Hunt Transport Services                             4,100             112
   Kadant*                                               23,542             591
   Kansas City Southern* (A)                             39,266           1,406
   Kaydon(A)                                             28,084           1,199
   KBR                                                   35,800           1,193
   Kforce*                                              116,900             999
   Kirby*                                                33,627           1,516
   Knight Transportation(A)                              43,800             648
   Knoll(A)                                             113,790           1,602
   Korn/Ferry International* (A)                         64,985           1,096
   Ladish*                                                4,726             169
   Landstar System(A)                                    33,130           1,537
   Layne Christensen*                                     1,400              56
   LB Foster, Cl A*                                      13,612             577
   LECG*                                                213,110           2,025
   Lincoln Electric Holdings                             21,200           1,423
   Lindsay Manufacturing                                  4,400             346
   LSI Industries                                        17,145             228
   Lydall*                                                1,918              20
   Mcgrath Rentcorp                                       7,279             152
   Medis Technologies*                                    9,300             101
   Merrimac Industries*                                  16,900             119
   Mesa Air Group*                                      118,998             288
   Michael Baker*                                        26,734             770
   Middleby* (A)                                         33,500           2,278
   Milacron* (A)                                         19,814              58
   Mine Safety Appliances                                 8,528             342
   Mobile Mini*                                           3,842              71
   Moog, Cl A*                                           18,605             764

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Mueller Industries                                    20,300   $         583
   Multi-Color                                            4,350              94
   NACCO Industries, Cl A                                 1,785             145
   Navistar International*                                9,900             559
   NCI Building Systems* (A)                             42,900           1,302
   Nuco2*                                                30,995             856
   Old Dominion Freight Line*                            91,557           2,494
   Orbital Sciences* (A)                                 59,899           1,297
   Orion Energy Systems* (A)                            201,161           1,814
   Orion Marine Group*                                  139,600           1,815
   Pacer International                                   53,800             827
   Pall                                                  55,300           2,177
   PeopleSupport*                                        41,900             486
   Perini*                                               75,485           2,830
   Pinnacle Airlines* (A)                                44,564             500
   PRG-Schultz International*                             9,195              81
   Quanta Services* (A)                                  93,409           2,231
   RBC Bearings*                                         43,675           1,467
   Regal-Beloit                                          18,100             668
   Republic Airways Holdings* (A)                       121,430           2,373
   Resources Connection                                  90,305           1,454
   Robbins & Myers                                       10,162             346
   Rollins                                                1,500              26
   RSC Holdings* (A)                                    232,900           2,625
   Rush Enterprises, Cl A*                               18,704             277
   Ryder System                                          75,100           4,326
   Saia*                                                 15,710             227
   Schawk, Cl A                                          23,300             367
   School Specialty* (A)                                 39,546           1,207
   Simpson Manufacturing                                 11,852             284
   Skywest                                               50,491           1,117
   Spherion*                                            165,500           1,072
   Spirit Aerosystems Holdings, Cl A*                    20,423             552
   Standard Parking*                                     43,275             879
   Standard Register                                     20,994             179
   Steelcase, Cl A                                       74,100           1,051
   Sterling Construction*                                14,733             296
   Sunpower, Cl A*                                        3,938             259
   Superior Essex*                                        9,046             257
   TAL International Group(A)                            72,300           1,509
   Taleo, Cl A* (A)                                      62,130           1,184
   TBS International, Cl A* (A)                          14,600             503
   Tecumseh Products, Cl A*                              96,956           2,054
   Teledyne Technologies*                                48,600           2,158
   Teleflex                                               9,379             530
   TeleTech Holdings*                                    38,100             860
   Tetra Tech* (A)                                       86,063           1,624
   Textainer Group Holdings                             142,500           2,101
   Titan International                                   15,615             531
   TransDigm Group*                                      19,265             749
   Tredegar                                              11,077             175
   Triumph Group(A)                                      11,928             675
   TrueBlue* (A)                                         50,400             629
   Twin Disc                                              5,100             103
   UAP Holding                                           28,865           1,111
   Ultrapetrol Bahamas*                                  44,100             617
   United Rentals*                                       22,100             444
   United Stationers* (A)                                65,776           3,247
   Universal Forest Products(A)                           9,900             275
   URS*                                                  27,495           1,107
   UTi Worldwide                                         14,200             238


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Viad                                                  13,813   $         479
   Volt Information Sciences*                            13,074             210
   Wabash National                                        8,300              66
   Wabtec                                                64,361           2,228
   Walter Industries                                     11,817             646
   Waste Connections*                                    81,497           2,474
   Waste Industries USA                                   3,200             117
   Watson Wyatt Worldwide, Cl A                         104,919           5,567
   Watts Water Technologies, Cl A(A)                     19,943             553
   WESCO International*                                  21,468             859
   YRC Worldwide* (A)                                    31,300             431
                                                                  --------------
                                                                        235,509
                                                                  --------------

INFORMATION TECHNOLOGY -- 17.8%
   Acme Packet*                                         129,700           1,040
   Actel*                                                50,700             601
   Actuate*                                              72,900             350
   Adaptec*                                               8,168              22
   ADC Telecommunications*                               71,632             979
   Advanced Analogic Technologies*                      265,985           1,729
   Advanced Energy Industries*                            1,734              22
   Advent Software* (A)                                  18,700             840
   Akamai Technologies*                                  18,792             661
   Alliance Semiconductor                                95,200             114
   Alvarion*                                             67,800             513
   AMIS Holdings*                                       115,407             787
   Amkor Technology* (A)                                216,900           2,540
   Anaren*                                               23,900             302
   Anixter International*                                 2,117             138
   Ansoft*                                                  450              11
   Ansys*                                                15,283             571
   Applied Micro Circuits* (A)                           45,450             338
   Ariba* (A)                                           152,385           1,359
   ARM Holdings PLC ADR(A)                              203,300           1,096
   Arris Group* (A)                                     369,876           2,127
   Art Technology Group* (A)                            714,330           2,414
   Asyst Technologies*                                  330,500           1,163
   Atheros Communications* (A)                           90,210           2,194
   Atmel*                                               479,657           1,559
   ATMI*                                                 83,759           2,290
   Avanex* (A)                                          327,900             266
   Avid Technology*                                       8,814             215
   Avocent* (A)                                          75,358           1,261
   Axcelis Technologies*                                 36,104             208
   Axesstel* (B)                                        431,541             112
   Bankrate*                                             14,595             617
   BearingPoint* (A)                                    183,600             297
   Benchmark Electronics*                               122,185           2,053
   Black Box                                             39,582           1,227
   Blackbaud                                                800              21
   Blackboard*                                           30,399             875
   Blue Coat Systems*                                    58,065           1,363
   BluePhoenix Solutions*                                51,970             518
   Brightpoint*                                          17,292             179
   Broadridge Financial Solutions                        63,800           1,222
   Brocade Communications Systems*                      449,400           3,455
   Brooks Automation*                                    35,500             358
   Cabot Microelectronics*                                3,102             104
   CACI International, Cl A*                             80,757           3,526
   Captaris*                                             11,936              41
   Cavium Networks* (A)                                  57,900             823
   Ceragon Networks*                                     91,895             796

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                              Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Checkpoint Systems*                                   46,526   $       1,126
   China Digital TV Holding ADR* (A)                     64,400           1,412
   Chordiant Software*                                   76,200             439
   Ciber*                                               184,000             846
   Cirrus Logic*                                         42,666             219
   Cognex                                                45,200             874
   Coherent*                                             48,020           1,366
   CommScope*                                            36,240           1,518
   Commvault Systems*                                    43,300             606
   comScore*                                             10,300             212
   Comtech Group* (A)                                    49,100             514
   Comtech Telecommunications*                            7,519             326
   Comverge* (A)                                         29,030             408
   Comverse Technology*                                 106,100           1,747
   Concur Technologies* (A)                              80,866           2,365
   CPI International*                                    81,671             849
   Cray*                                                 11,800              56
   Credence Systems*                                     96,648             137
   CSG Systems International*                           159,393           1,809
   CTS(A)                                               132,500           1,285
   Cybersource*                                          93,603           1,368
   Cymer*                                                83,140           2,355
   Cypress Semiconductor*                                66,680           1,450
   Daktronics(A)                                         50,751             877
   Data Domain* (A)                                      76,900           1,633
   DealerTrack Holdings* (A)                              9,200             188
   Diebold                                               17,219             415
   Digi International*                                   56,469             595
   Digimarc*                                             25,500             229
   Digital River*                                         3,687             120
   Diodes* (A)                                           56,192           1,268
   DSP Group* (A)                                       198,600           2,304
   DST Systems*                                           1,400              98
   DTS*                                                  88,636           2,157
   Dycom Industries*                                     43,000             492
   Earthlink* (A)                                       255,000           1,844
   Echelon* (A)                                          28,845             324
   EFJ*                                                 134,800             182
   Electronic Arts*                                      25,067           1,185
   Electronics for Imaging*                              66,657           1,004
   Elixir Gaming Technologies*                          230,000             672
   EMS Technologies*                                        920              26
   Emulex*                                              154,814           2,304
   Entegris* (A)                                        142,000           1,001
   Epicor Software* (A)                                  53,900             597
   Equinix* (A)                                          35,026           2,429
   Euronet Worldwide*                                    68,997           1,490
   Factset Research Systems                              18,405             969
   Fair Isaac                                            10,100             234
   Fairchild Semiconductor International, Cl A*          70,809             790
   FalconStor Software* (A)                              92,881             773
   Flir Systems*                                         38,950           1,109
   Foundry Networks*                                    144,331           1,713
   Gartner*                                               2,700              51
   Gevity HR                                             32,300             225
   Globecomm Systems*                                       171               2
   Harmonic*                                             77,200             688
   Harris Stratex Networks, Cl A*                       164,045           1,647
   Heartland Payment Systems(A)                          22,555             497
   Hewitt Associates, Cl A*                              17,956             709
   Hittite Microwave* (A)                                36,726           1,216


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Hutchinson Technology*                                68,100    $      1,144
   i2 Technologies*                                       7,973             104
   Ikanos Communications*                                98,100             447
   Imation(A)                                           123,700           2,788
   Infinera* (A)                                         13,400             157
   Informatica* (A)                                     128,950           2,251
   Information Services Group*                          119,035             637
   Insight Enterprises*                                  42,377             743
   Integrated Device Technology*                         49,832             418
   Interactive Intelligence*                             14,454             206
   Intermec*                                              8,751             193
   Internap Network Services*                            26,300             184
   Internet Capital Group*                               40,402             351
   Intevac*                                              58,000             745
   IPG Photonics*                                       106,710           1,822
   Itron*                                                20,228           1,928
   Jack Henry & Associates(A)                            60,100           1,414
   JDA Software Group*                                  167,080           2,852
   JDS Uniphase* (A)                                     76,000             999
   Juniper Networks*                                     25,074             672
   Jupitermedia*                                        218,500             719
   Kemet* (A)                                           114,100             566
   Keynote Systems*                                      73,000             791
   Knot* (A)                                             66,429             767
   Kulicke & Soffa Industries*                           25,497             131
   Lawson Software* (A)                                 415,668           3,242
   LeCroy* (A)                                           71,700             566
   Lionbridge Technologies*                               3,100              11
   Liquidity Services*                                   81,766             791
   Littelfuse*                                           49,359           1,539
   LoJack*                                               39,900             498
   LTX*                                                 213,927             695
   Magma Design Automation*                              14,300             140
   Manhattan Associates*                                 58,746           1,296
   Mantech International, Cl A*                          21,167             933
   Marchex, Cl A(A)                                     134,000           1,183
   MasTec*                                               75,565             658
   MAXIMUS                                                  314              11
   McAfee*                                               14,300             476
   MEMC Electronic Materials*                             1,200              92
   MEMSIC*                                              150,000           1,109
   Mentor Graphics* (A)                                 245,711           2,236
   Mercury Computer Systems*                             62,500             401
   Methode Electronics                                  170,022           1,811
   Micrel(A)                                            134,018             985
   Micros Systems*                                       57,988           1,858
   Microsemi* (A)                                       290,896           6,326
   MicroStrategy, Cl A*                                   8,100             539
   Microtune*                                            22,500             113
   MIPS Technologies, Cl A* (A)                         316,400           1,174
   MKS Instruments*                                      30,000             603
   Monolithic Power Systems*                             72,086           1,200
   MPS Group*                                           127,200           1,450
   MTS Systems                                           12,899             402
   Multi-Fineline Electronix* (A)                        30,100             640
   Nanometrics*                                           1,714              11
   Net 1 UEPS Technologies* (A)                          80,730           2,349
   Netezza* (A)                                          68,900             682
   Netlogic Microsystems* (A)                            30,397             717
   Netscout Systems*                                     11,400             106
   Network Equipment Technologies* (A)                   55,500             316

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Novatel Wireless* (A)                                173,100   $       1,831
   Nuance Communications* (A)                           148,351           2,440
   O2Micro International ADR*                            53,100             456
   Omniture* (A)                                        107,520           2,470
   Omnivision Technologies*                              36,300             576
   ON Semiconductor* (A)                                234,725           1,408
   Oplink Communications*                                 5,000              62
   Orbotech*                                            134,900           2,439
   OSI Systems*                                          48,600           1,028
   Packeteer*                                            26,100             117
   Palm(A)                                              221,600           1,434
   Parametric Technology*                               187,737           2,874
   Park Electrochemical                                  70,700           1,665
   Parkervision* (A)                                    130,800           1,137
   PC Connection*                                        28,700             285
   Perfect World ADR* (A)                                39,300           1,062
   Perficient*                                           26,940             228
   Pericom Semiconductor*                                33,300             444
   Perot Systems, Cl A* (A)                             119,086           1,642
   Photronics*                                           71,662             722
   Pixelworks*                                           83,170              63
   Plantronics                                           26,008             491
   Plexus*                                               37,224             922
   PLX Technology* (A)                                  139,005             898
   PMC - Sierra* (A)                                    307,900           1,475
   Polycom* (A)                                         275,000           5,995
   Power Integrations*                                   60,331           1,587
   Powerwave Technologies* (A)                          157,948             452
   Presstek* (A)                                         79,578             374
   QLogic*                                               64,270           1,019
   Quality Systems(A)                                    27,053             881
   Quantum*                                             472,300           1,181
   Quest Software*                                       14,923             212
   Rackable Systems*                                    153,800           1,421
   Radisys* (A)                                          40,900             389
   RADWARE*                                             122,620           1,500
   RealNetworks*                                         67,100             393
   Red Hat* (A)                                         354,200           6,316
   RF Micro Devices* (A)                                785,653           2,475
   Richardson Electronics                                36,191             156
   RightNow Technologies*                                13,141             150
   Rimage*                                                1,500              35
   Riverbed Technology*                                 174,200           3,494
   Rogers*                                                6,736             213
   Rudolph Technologies*                                257,700           2,245
   S1*                                                   13,847              98
   SAIC* (A)                                             27,000             515
   SAVVIS*                                               67,600           1,313
   Scansource*                                            5,600             190
   Seachange International*                             298,100           1,759
   Secure Computing* (A)                                143,356           1,164
   Shanda Interactive Entertainment
     ADR*                                                29,680             982
   ShoreTel* (A)                                         60,900             324
   SI International*                                     54,600           1,358
   Sigma Designs* (A)                                    16,236             478
   Silicon Image*                                       116,700             534
   Sina*                                                 50,684           2,099
   SiRF Technology Holdings*                             14,300              93
   SkillSoft PLC ADR*                                    94,800             831
   Skyworks Solutions* (A)                              684,700           5,655


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Smart Modular Technologies WWH*                        7,100   $          47
   Solera Holdings*                                      51,885           1,231
   SPSS* (A)                                             25,580             973
   SRA International, Cl A*                              68,735           1,650
   Standard Microsystems*                                46,071           1,306
   Stratasys* (A)                                        48,549             911
   Switch & Data*                                         5,700              60
   Sybase* (A)                                          153,338           4,083
   Synaptics* (A)                                        33,400             895
   Synchronoss Technologies* (A)                         45,698             735
   SYNNEX*                                               44,200             920
   Synopsys*                                             23,293             541
   Tech Data*                                            12,200             407
   Technitrol                                           127,242           2,800
   TechTarget*                                           37,141             432
   Tekelec* (A)                                         150,814           1,796
   Terremark Worldwide*                                 175,308             877
   Tessco Technologies*                                   3,197              52
   Tessera Technologies*                                 14,275             336
   THQ* (A)                                              70,182           1,313
   TIBCO Software* (A)                                  222,800           1,571
   TNS                                                   30,479             544
   Trident Microsystems*                                161,700             807
   Trimble Navigation*                                   29,885             817
   Trina Solar ADR* (A)                                  38,400           1,220
   TriQuint Semiconductor* (A)                          410,929           1,940
   TTM Technologies* (A)                                197,000           2,171
   Tyler Technologies*                                   18,632             258
   Ultimate Software Group*                              61,215           1,669
   Ultra Clean Holdings*                                 71,939             691
   Ultratech* (A)                                       166,400           1,602
   United Online                                        200,273           1,999
   Universal Display* (A)                                89,411           1,524
   Utstarcom* (A)                                       156,500             441
   Valueclick* (A)                                       77,512           1,497
   Vasco Data Security International* (A)                41,043             454
   Veeco Instruments*                                    48,676             754
   Verigy*                                               48,885             983
   Verint Systems*                                       78,000           1,179
   Viasat*                                                8,153             171
   Vignette*                                             54,457             689
   Virtusa* (A)                                          66,674             729
   VistaPrint* (A)                                       74,364           2,337
   Vocus*                                                   200               5
   Wavecom ADR*                                          32,337             397
   Websense*                                              4,315              84
   WidePoint*                                           347,700             435
   Wind River Systems*                                  384,900           2,783
   Wright Express*                                       31,601             915
   Xyratex*                                             121,022           2,174
   Zoran*                                               212,302           2,914
   Zygo*                                                122,241           1,557
                                                                  --------------
                                                                        297,555
                                                                  --------------
MATERIALS -- 5.0%
   A. Schulman                                           28,200             576
   ADA-ES*                                               19,200             205
   AK Steel Holding                                      30,029           1,580
   AM Castle                                              7,392             164
   Apex Silver Mines*                                    42,006             558
   Aptargroup(A)                                         11,188             419
   Arch Chemicals                                        30,180           1,054

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Ashland                                               32,559   $       1,438
   Bemis(A)                                              32,973             818
   Brush Engineered Materials*                           10,219             284
   Buckeye Technologies*                                137,100           1,482
   Cabot                                                 17,635             483
   Calgon Carbon*                                        17,000             278
   Carpenter Technology                                  25,000           1,571
   Century Aluminum*                                      2,676             177
   CF Industries Holdings                                25,156           3,071
   Chemtura                                             131,100           1,083
   Constar International* (A)                            59,598             173
   Crown Holdings*                                       52,400           1,305
   Cytec Industries                                      37,000           2,119
   Esmark* (A)                                          146,300           1,697
   Ferro                                                 34,369             553
   Flotek Industries*                                    14,860             338
   FMC                                                   11,966             677
   Frontera Copper (Canada)*                            186,000             883
   Georgia Gulf                                             100               1
   Glatfelter                                             4,700              62
   Greif, Cl A                                           40,938           2,678
   Grupo Simec ADR*                                     173,000           1,872
   H.B. Fuller(A)                                        87,591           1,993
   Haynes International*                                 21,800           1,238
   Hecla Mining* (A)                                     29,000             334
   Hercules                                             262,464           4,807
   Horsehead Holding* (A)                               112,500           1,766
   Innospec                                               4,482              84
   Katanga Mining (Canada)*                             112,300           1,949
   Koppers Holdings                                      33,990           1,420
   LSB Industries*                                        1,800              43
   Minerals Technologies                                    350              21
   Myers Industries                                      73,343             893
   Neenah Paper                                          47,096           1,227
   NewMarket(A)                                          30,075           2,014
   Olin                                                  96,545           1,856
   Olympic Steel                                          8,600             355
   OM Group* (A)                                         47,206           2,857
   Omnova Solutions*                                     86,400             337
   Owens-Illinois*                                       16,500             931
   Pactiv*                                               46,249           1,171
   PolyOne*                                              17,329             113
   Quaker Chemical                                       28,200             663
   Quanex(A)                                             74,174           3,816
   Rock-Tenn, Cl A                                       74,073           1,987
   Rockwood Holdings*                                     5,648             173
   Royal Gold                                             5,900             186
   Schnitzer Steel Industries, Cl A(A)                   34,231           2,241
   Schweitzer-Mauduit International                      54,693           1,256
   Sensient Technologies                                123,200           3,319
   ShengdaTech*                                          15,200             161
   Sherritt International (Canada)                      109,500           1,856
   Silgan Holdings                                      125,596           5,871
   Spartech                                              11,482             163
   Steel Dynamics(A)                                     48,900           2,849
   Stillwater Mining*                                     6,800             140
   Symyx Technologies*                                   11,975              78
   Terra Industries* (A)                                 21,800             986
   Texas Industries(A)                                   40,915           2,357
   Universal Stainless & Alloy*                          38,100           1,158
   Western Goldfields*                                  300,500           1,127
   WR Grace*                                             30,668             651


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Zep                                                    4,276   $          67
   Zoltek*                                                5,100             117
                                                                  --------------
                                                                         84,230
                                                                  --------------
TELECOMMUNICATION SERVICES -- 1.7%
   Alaska Communications Systems
     Group                                              119,457           1,353
   Atlantic Telegraph-Network                            16,900             520
   Cbeyond* (A)                                          48,744             799
   Centennial Communications*                           297,937           1,570
   Cincinnati Bell*                                     347,562           1,349
   Clearwire, Cl A* (A)                                 145,900           2,044
   Cogent Communications Group* (A)                      88,803           1,730
   Consolidated Communications
     Holdings                                            16,786             242
   Fairpoint Communications(A)                          182,400           1,795
   Global Crossing*                                       8,416             163
   IDT                                                   26,500             155
   IDT, Cl B(A)                                          39,822             233
   Iowa Telecommunications Services                      20,579             326
   iPCS                                                   7,826             148
   NeuStar, Cl A*                                        49,195           1,262
   NTELOS Holdings                                      106,693           2,275
   Orckit Communications*                                61,700             507
   Premiere Global Services*                            177,900           2,513
   SBA Communications, Cl A* (A)                        146,538           4,551
   Syniverse Holdings*                                  160,299           2,717
   Time Warner Telecom, Cl A*                           118,806           1,894
   USA Mobility                                          26,200             275
   Vonage Holdings*                                      79,475             147
                                                                  --------------
                                                                         28,568
                                                                  --------------
UTILITIES -- 2.6%
   AGL Resources                                         36,308           1,259
   Allete(A)                                             78,824           2,841
   Atmos Energy                                          33,971             883
   Black Hills                                           38,537           1,378
   Cascal*                                              138,200           1,665
   Centerpoint Energy(A)                                 88,000           1,292
   Cia de Saneamento de Minas Gerais-
     COPASA (Brazil)                                     77,000           1,177
   Cleco                                                 82,478           1,890
   CMS Energy(A)                                         76,800           1,105
   El Paso Electric*                                    129,200           2,643
   Empire District Electric(A)                           44,638             916
   Energen                                                6,600             396
   Great Plains Energy                                   16,700             425
   Hawaiian Electric Industries                          16,500             371
   Idacorp                                               27,960             833
   ITC Holdings(A)                                       52,378           2,792
   Laclede Group                                         31,280           1,068
   New Jersey Resources                                  22,227           1,023
   Nicor                                                  5,731             195
   Northwest Natural Gas(A)                              35,199           1,480
   NorthWestern                                          31,584             815
   Oneok                                                 10,100             470
   Ormat Technologies(A)                                 50,371           2,199
   PNM Resources                                         95,921           1,136
   PNOC Energy Development
     (Philippines)                                   11,034,000           1,745
   Portland General Electric(A)                         149,806           3,494
   Reliant Energy*                                       25,703             586

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   SJW                                                    3,700   $         112
   South Jersey Industries                                2,328              80
   Southern Union                                        52,400           1,348
   Southwest Gas(A)                                      39,509           1,011
   Synthesis Energy Systems*                             10,408              86
   UGI                                                   41,300           1,058
   UIL Holdings(A)                                       43,000           1,264
   Unisource Energy                                      15,958             377
   Vectren                                               55,071           1,419
   Westar Energy(A)                                      80,207           1,823
   WGL Holdings                                          15,690             489
   Wisconsin Energy                                       7,021             306
                                                                  --------------
                                                                         45,450
                                                                  --------------
   Total Common Stock
     (Cost $1,691,576) ($ Thousands)                                  1,588,055
                                                                  --------------
   CORPORATE OBLIGATION -- 0.5%

   FINANCIALS -- 0.5%
     SLM MTN (E) (F)
       4.250%, 09/17/07                                   8,035           8,035
                                                                  --------------
   Total Corporate Obligation
     (Cost $8,035) ($ Thousands)                                          8,035
                                                                  --------------
   PREFERRED STOCK -- 0.0%

   FINANCIALS -- 0.0%
     Thornburg Mortgage, 10.000%                         16,594             363
                                                                  --------------
   Total Preferred Stock
     (Cost $415) ($ Thousands)                                              363
                                                                  --------------
   EXCHANGE TRADED FUNDS -- 0.2%
       iShares Russell 2000 Index Fund(A)                12,113             829
       Midcap SPDR Trust Series 1                         6,366             918
       Powershares QQQ                                   23,630           1,016
                                                                  --------------
   Total Exchange Traded Funds
     (Cost $2,748) ($ Thousands)                                          2,763
                                                                  --------------
   CONVERTIBLE BOND -- 0.1%

   ENERGY -- 0.1%
     Nova Biosource Fuels(D)
       10.000%, 09/30/12                                  1,698           1,645
                                                                  --------------
   Total Convertible Bond
     (Cost $1,698) ($ Thousands)                                          1,645
                                                                  --------------
   WARRANTS -- 0.0%
     Grubb & Ellis Realty, Expires 02/27/10*            653,800              --
     Oil Sands Quest, Expires 12/05/09*                  17,500              17
     Rentech, Expires 04/25/12* (C)                      16,100               6
     Titanium Asset Management,
       Expires 06/21/11*                                122,200             165
     Victory Acquisition, Expires 04/30/11*             169,435             224
     Washington Mutual, Expires 12/26/50*
       (G)                                              220,361              29
                                                                  --------------
   Total Warrants (Cost $254) ($ Thousands)                                 441
                                                                  --------------


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

--------------------------------------------------------------------------------
                                                    Shares/Face    Market Value
Description                                Amount ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATION -- 0.3%
     U.S. Treasury Bill(H) (I)
       2.167%, 05/22/08                              $    4,355   $       4,337
                                                                  --------------
Total U.S. Treasury Obligation
     (Cost $4,334) ($ Thousands)                                          4,337
                                                                  --------------
CASH EQUIVALENTS -- 32.7%
     First Union Cash Management
       Program, 4.88%                                 3,013,490           3,013
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 3.59%**
       (J)                                           73,977,603          73,978
   SEI Liquidity Fund, L.P., 3.65%**
   (F) (J)                                          469,427,865         469,428
                                                                  --------------
Total Cash Equivalents
     (Cost $546,419) ($ Thousands)                                      546,419
                                                                  --------------
Total Investments -- 128.7%
     (Cost $2,255,479) ($ Thousands) +                            $   2,152,058
                                                                  ==============

Restricted Securities -- At February 29, 2008, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at February 29, 2008, were as follows:

                 Number
                     of   Acquisition           Cost   Market Value
                 Shares          Date   ($Thousands)   ($Thousands)   % of Net Assets
-------------------------------------------------------------------------------------
Cougar
Biotechnology
PIPE             20,400      12/14/07   $        592   $         543            0.03%

Thunderbird
Resorts         140,900      11/15/07          1,268           1,268            0.08

Thunderbird
Resorts           3,000      02/06/08             27              27            0.00

Rentech
Warrants         16,100      04/20/07             --               6            0.00
                                        ============   =============   ==============

A summary of the open futures contracts held by the Fund at February 29, 2008, is as follows:

--------------------------------------------------------------------------------
                                        NUMBER OF                  UNREALIZED
                            TYPE OF     CONTRACTS    EXPIRATION   DEPRECIATION
                            CONTRACT   LONG(SHORT)      DATE      ($ THOUSANDS)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Russell 2000 Index E-Mini                 633         Mar-2008        $   (544)
                                                                  ==============

      Percentages are based on a Net Assets of $1,672,781 ($ Thousands)

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of February 29, 2008.

(A) This security or a partial position of this security is on loan at February 29, 2008. The total value of securities on loan at February 29, 2008 was $443,896 ($ Thousands).

(B) Securities considered illiquid. The total value of such securities as of February 29, 2008 was $8,167 ($ Thousands) and represented 0.49% of Net Assets.

(C) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of February 29, 2008 was $2,325 ($Thousands) or 0.14% of net assets.

(D) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(E) Variable Rate Security - The rate reported is the rate in effect as of February 29, 2008. The date reported is the next reset date.

(F) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2008 was $477,463 ($ Thousands).

(G) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(H) All or a portion of this security has been pledged as collateral for open futures contracts.

(I)   The rate reported is the effective yield at time of purchase.

(J)   Investment in Affiliated Security.

+++   Real Estate Investment Trust

+ At February 29, 2008, the tax basis cost of the Fund's investments was $2,255,479 ($ Thousands), and the unrealized appreciation and depreciation were $148,838 ($ Thousands) and $(252,259) ($ Thousands) respectively.

      For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ADR -- American Depositary Receipt
CAD -- Canadian Dollar
Cl -- Class
L.P. -- Limited Partnership
MTN -- Medium Term Note
PIPE -- Private Investment in Public Entity
PLC -- Public Limited Company
USD -- U.S. Dollar

Amounts designated as "--" are $0 or have been rounded to $0



--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 94.8%

CONSUMER DISCRETIONARY -- 11.3%
   Abercrombie & Fitch, Cl A                             11,153   $         865
   Advance Auto Parts                                    24,594             825
   Aeropostale* (A)                                      22,700             610
   Aftermarket Technology*                               62,525           1,172
   AH Belo, Cl A, Cl A                                   16,053             195
   American Axle & Manufacturing
      Holdings(A)                                        63,796           1,256
   American Greetings, Cl A(A)                           33,400             629
   Amerigon* (A)                                         70,612           1,282
   AnnTaylor Stores*                                    109,424           2,628
   Arctic Cat                                            68,000             514
   Autoliv(A)                                            59,800           2,984
   AutoNation*                                           26,050             380
   Bally Technologies*                                   17,098             648
   Bebe Stores                                           28,406             347
   Belo, Cl A(A)                                        124,652           1,467
   Big Lots*                                             70,453           1,187
   Black & Decker(A)                                     38,537           2,650
   Blue Nile* (A)                                        14,900             658
   Blyth                                                  4,114              82
   Borders Group(A)                                      31,800             294
   BorgWarner                                            20,901             901
   Brinker International                                 92,600           1,708
   Brown Shoe(A)                                         59,186             869
   Capella Education*                                    10,173             536
   Career Education*                                     42,147             626
   Carrols Restaurant Group* (A)                         13,700             113
   Casual Male Retail Group* (A)                        395,100           1,525
   Cato, Cl A                                           160,000           2,506
   CBRL Group(A)                                         50,494           1,839
   CEC Entertainment*                                    38,928           1,044
   Central European Media Enterprises,
      Cl A*                                               7,000             643
   Century Casinos*                                     166,320             807
   Charming Shoppes* (A)                                322,500           1,777
   Chico's FAS*                                         162,800           1,516
   Childrens Place Retail Stores* (A)                    81,500           1,741
   Chipotle Mexican Grill, Cl A* (A)                     19,800           1,966
   Cinemark Holdings(A)                                  77,063           1,113
   Columbia Sportswear(A)                                 2,800             116
   Conn's* (A)                                           42,800             546
   Cooper Tire & Rubber(A)                              169,750           3,067
   Corinthian Colleges*                                   7,100              56
   Courier                                               20,761             565
   CROCS* (A)                                           293,425           7,135
   CSK Auto*                                             14,168             129
   Ctrip.com International ADR                            5,314             322
   Deckers Outdoor*                                       1,700             188
   Denny's*                                              86,175             269
   DeVry                                                 16,325             717
   Dick's Sporting Goods* (A)                            46,366           1,279
   Dillard's, Cl A(A)                                    40,000             592
   Dolan Media*                                          49,885           1,113
   Dollar Tree Stores*                                   57,500           1,543
   Dover Downs Gaming &
      Entertainment(A)                                    9,600              88
   DreamWorks Animation SKG, Cl A*                       77,702           1,972
   Drew Industries* (A)                                  29,800             803
   DSW, Cl A* (A)                                        97,000           1,766

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Dufry South America (United
      Kingdom)*                                          81,100   $       1,829
   E.W. Scripps, Cl A                                    23,156             967
   Eastman Kodak                                         24,282             412
   Eddie Bauer Holdings*                                236,200           1,396
   Entercom Communications, Cl A(A)                      71,297             796
   Ethan Allen Interiors                                 14,390             392
   Expedia*                                               9,100             209
   Family Dollar Stores                                 132,500           2,537
   Focus Media Holding ADR* (A)                          58,616           2,952
   Foot Locker                                           68,074             837
   Fossil*                                               18,000             579
   FTD Group                                             63,860             881
   Gaiam, Cl A*                                          11,854             252
   GameStop, Cl A*                                       29,200           1,237
   Genius Products*                                     652,825             751
   Gentex                                                 9,500             153
   Getty Images*                                         13,385             430
   Gildan Activewear, Cl A*                              33,000           1,244
   Goodyear Tire & Rubber*                              116,321           3,153
   Group 1 Automotive(A)                                 56,500           1,384
   GSI Commerce* (A)                                    250,349           3,623
   Guess ?                                               83,800           3,447
   Gymboree*                                            140,760           5,572
   H&R Block                                             49,202             918
   Handleman(A)                                          21,700              28
   Harley-Davidson                                       21,342             793
   Harman International Industries                        4,696             193
   Harte-Hanks                                            1,122              19
   Hasbro(A)                                            192,968           4,974
   Heelys*                                               31,900             156
   Hibbett Sports* (A)                                   66,009           1,043
   Hooker Furniture                                      62,800           1,287
   IAC*                                                  51,775           1,030
   Ihop                                                  10,299             471
   Interactive Data                                      42,135           1,233
   iRobot*                                               10,800             198
   ITT Educational Services*                              8,991             496
   J Crew Group* (A)                                     22,300             893
   Jack in the Box* (A)                                  14,400             378
   Jackson Hewitt Tax Service                            86,961           1,820
   Jarden* (A)                                          221,780           5,342
   Jones Apparel Group                                  129,186           1,823
   Jos. A. Bank Clothiers* (A)                           30,200             688
   K12*                                                  53,750           1,458
   Lear* (A)                                             73,100           2,016
   Leggett & Platt                                      111,252           1,858
   Lennar, Cl A(A)                                       33,400             622
   Life Time Fitness*                                     7,980             232
   LKQ* (A)                                             344,100           7,309
   Lululemon Athletica* (A)                              61,500           1,655
   Martha Stewart Living Omnimedia,
      Cl A* (A)                                         145,400           1,024
   Marvel Entertainment*                                 61,690           1,552
   Media General, Cl A                                   32,374             505
   Men's Wearhouse                                       10,137             234
   Meredith                                              16,434             712
   Morgans Hotel Group* (A)                             107,900           1,655
   Morningstar* (A)                                      42,216           2,753
   National CineMedia                                    64,155           1,383
   NetFlix* (A)                                          40,500           1,279


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Newell Rubbermaid                                     40,548   $         920
   NexCen Brands*                                        16,825              66
   Nexstar Broadcasting Group, Cl A* (A)                 13,300              98
   NutriSystem* (A)                                      20,500             293
   NVR*                                                   1,378             745
   O'Charleys                                            72,382             817
   Orbitz Worldwide*                                    104,500             659
   Orient-Express Hotels, Cl A                           64,400           3,489
   Overstock.com*                                        12,204             125
   Pacific Sunwear of California* (A)                   202,446           2,259
   Penn National Gaming*                                116,539           5,341
   Perry Ellis International*                            10,800             212
   PetSmart                                              93,611           2,015
   Phillips-Van Heusen                                   29,500           1,077
   Pinnacle Entertainment*                              121,412           1,901
   Playboy Enterprises, Cl B*                            20,647             166
   Polaris Industries(A)                                 32,770           1,251
   priceline.com* (A)                                    46,951           5,354
   Quiksilver*                                          576,200           5,186
   RadioShack(A)                                        124,379           2,170
   RC2*                                                  22,829             423
   Red Robin Gourmet Burgers* (A)                        39,739           1,325
   Regal Entertainment Group, Cl A(A)                    94,400           1,863
   Regis(A)                                             104,701           2,624
   Rent-A-Center, Cl A*                                  46,470             797
   Retail Ventures* (A)                                 198,006           1,333
   Ruby Tuesday(A)                                       79,800             567
   Ryland Group(A)                                       12,700             359
   Saks* (A)                                            244,764           3,808
   Sally Beauty Holdings*                               112,786             863
   Sauer-Danfoss                                         17,684             376
   Scholastic* (A)                                       48,335           1,685
   Scientific Games, Cl A* (A)                          159,690           3,301
   Sealy                                                 18,225             166
   Sinclair Broadcast Group, Cl A(A)                     79,600             735
   Sonic* (A)                                            72,800           1,553
   Sonic Automotive, Cl A(A)                             33,900             603
   Standard Motor Products                                8,984              67
   Standard-Pacific(A)                                  312,136           1,283
   Starwood Hotels & Resorts
      Worldwide(A)                                      114,900           5,439
   Strayer Education(A)                                   4,100             638
   Talbots(A)                                           235,485           1,926
   Tecnisa (Brazil)                                     401,400           2,156
   Thor Industries                                       75,022           2,287
   Thunderbird Resorts* (B)                               3,100              28
   Thunderbird Resorts* (B) (C)                         148,600           1,337
   Tiffany                                               20,400             768
   TravelCenters of America LLC*                          3,180              41
   True Religion Apparel*                               101,300           2,070
   Tupperware Brands(A)                                  68,500           2,499
   Under Armour, Cl A*                                    3,625             133
   Universal Electronics*                                27,497             624
   Urban Outfitters* (A)                                196,700           5,660
   Visteon*                                              36,350             127
   Volcom*                                               52,515           1,038
   Warnaco Group*                                         8,380             315
   Wendy's International                                 12,300             299
   West Marine*                                          10,608              86
   Whirlpool(A)                                          21,994           1,856
   Williams-Sonoma(A)                                    49,600           1,159
   WMS Industries* (A)                                   80,100           3,041

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Wynn Resorts                                          22,900   $       2,306
   Zumiez*                                              140,925           2,477
                                                                  --------------
                                                                        245,417
                                                                  --------------
CONSUMER STAPLES -- 3.8%
   Agria ADR*                                            91,366             745
   American Dairy* (A)                                    9,400              82
   American Oriental Bioengineering* (A)                 69,100             690
   Andersons                                              3,977             184
   Asiatic Development (Malaysia)                       887,000           2,582
   Avon Products                                         29,669           1,129
   Bare Escentuals* (A)                                  27,200             745
   BJ's Wholesale Club* (A)                             235,067           7,418
   Bunge                                                  4,097             454
   Casey's General Stores                                34,389             861
   Central Garden and Pet, Cl A*                         48,317             213
   Central Garden and Pet*                               42,466             209
   Chattem* (A)                                          26,300           2,048
   Chiquita Brands International*                        39,369             806
   Church & Dwight                                       16,395             876
   Clorox                                                15,779             919
   Constellation Brands, Cl A*                           30,245             581
   Corn Products International                           58,408           2,144
   Cosan Industria e Comercio (Brazil)                  170,700           2,928
   Darling International* (A)                            99,400           1,382
   Dean Foods                                            81,903           1,763
   Del Monte Foods                                      293,110           2,632
   Elizabeth Arden*                                      73,484           1,339
   Fresh Del Monte Produce*                              63,087           2,095
   Great Atlantic & Pacific Tea*                         15,773             427
   Hain Celestial Group* (A)                            116,200           3,137
   Hansen Natural*                                       12,600             523
   Herbalife                                             30,865           1,291
   Hershey                                               26,912             998
   Hormel Foods                                           3,006             123
   Inter Parfums(D)                                      66,000           1,072
   JM Smucker                                            16,873             864
   Lance                                                124,600           2,087
   Loews - Carolina                                      25,997           1,957
   Longs Drug Stores(A)                                 142,235           6,832
   McCormick                                            152,810           5,263
   Molson Coors Brewing, Cl B                            56,131           3,028
   Nash Finch                                            48,778           1,711
   NBTY*                                                 34,299             980
   Pantry*                                               26,213             631
   Pepsi Bottling Group                                  81,376           2,768
   PepsiAmericas                                         46,800           1,184
   Performance Food Group*                               15,938             518
   Pilgrim's Pride(A)                                    24,400             572
   Ralcorp Holdings* (A)                                 22,799           1,264
   Ruddick                                              100,500           3,241
   Seaboard                                                 420             668
   Smithfield Foods* (A)                                 44,817           1,235
   Supervalu(A)                                          66,547           1,747
   Tyson Foods, Cl A                                     39,400             568
   Universal                                             18,377           1,046
   UST                                                   18,234             990
   Whole Foods Market(A)                                 27,600             970
                                                                  --------------
                                                                         82,520
                                                                  --------------
ENERGY -- 6.5%
   Alon USA Energy                                       11,481             180
   Approach Resources*                                   79,717           1,114


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Arch Coal                                              2,360   $         121
   Arena Resources*                                       4,142             168
   Arlington Tankers(A)                                 102,900           2,068
   Atlas America                                         12,783             773
   ATP Oil & Gas*                                        24,800             874
   Basic Energy Services* (A)                           106,600           2,256
   Berry Petroleum, Cl A                                 19,276             792
   Bois d'Arc Energy* (A)                                56,107           1,205
   BPZ Energy PIPE*                                     146,500           2,309
   BPZ Resources*                                        18,500             292
   Bronco Drilling*                                      16,646             263
   Callon Petroleum*                                      3,405              63
   Cameron International* (A)                           127,236           5,405
   Carrizo Oil & Gas* (A)                                62,742           3,623
   Cie Generale de Geophysique-Veritas
      ADR* (A)                                           57,400           2,791
   Cimarex Energy                                         2,600             137
   Complete Production Services* (A)                     85,900           1,668
   Comstock Resources* (A)                               41,490           1,506
   Continental Resources* (A)                            70,100           1,968
   Crosstex Energy                                        9,725             348
   Denbury Resources*                                    38,100           1,215
   Dresser-Rand Group*                                   22,625             771
   Dril-Quip*                                            14,823             693
   Encore Acquisition* (A)                               55,900           2,057
   Energy Partners* (A)                                 155,000           1,668
   Exterran Holdings*                                    28,794           2,006
   FMC Technologies*                                     47,831           2,710
   Forest Oil*                                            2,155             106
   Foundation Coal Holdings                              58,262           3,366
   Frontier Oil                                          59,400           2,121
   Global Industries*                                    27,328             503
   GMX Resources*                                         5,800             168
   Grant Prideco*                                       111,700           5,636
   Grey Wolf*                                           143,000             887
   Helix Energy Solutions Group* (A)                     82,200           2,895
   Helmerich & Payne                                     72,855           3,266
   Hercules Offshore* (A)                               104,900           2,658
   Hugoton Royalty Trust                                 20,625             583
   Infinity Bio-Energy*                                 463,311           1,853
   ION Geophysical*                                         669               9
   Kinder Morgan Management LLC*                         11,586             632
   Mariner Energy*                                       35,003             971
   Massey Energy                                         40,315           1,542
   Matrix Service*                                       93,401           1,900
   McMoRan Exploration*                                  11,100             186
   Meridian Resource*                                    35,437              55
   Murphy Oil                                            13,895           1,117
   Nabors Industries*                                    37,346           1,178
   Newfield Exploration*                                 27,095           1,501
   Oceaneering International*                            32,125           1,928
   Oilsands Quest* (A)                                  377,800           1,511
   OPTI (Canada)*                                       130,600           2,307
   Overseas Shipholding Group                            27,100           1,700
   Patterson-UTI Energy(A)                              110,000           2,610
   PetroHawk Energy*                                    257,493           4,655
   Petroleum Development*                                11,500             802
   Pioneer Natural Resources                             27,262           1,221
   Plains Exploration & Production*                      10,700             578
   Pride International*                                  57,400           2,034
   Quicksilver Resources*                                 7,400             255

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Range Resources                                       58,764   $       3,595
   Rentech* (A)                                         918,048           1,157
   Rowan                                                  2,529             102
   SEACOR Holdings* (A)                                  20,700           1,987
   Southwestern Energy* (A)                              30,858           2,013
   StealthGas(A)                                        135,900           2,145
   Stone Energy*                                         35,800           1,817
   Sunoco                                                36,200           2,211
   Superior Energy Services*                             97,178           3,954
   Superior Well Services* (A)                           88,000           2,275
   Swift Energy*                                        120,676           5,759
   SXR Uranium One (Canada)*                            101,086             536
   Synenco Energy, Cl A (Canada)*                       322,300           2,310
   Synenco Energy (Canada)* (C)                          12,051              86
   Tesoro(A)                                             73,811           2,741
   Tetra Technologies*                                   20,525             353
   Tidewater                                              9,500             533
   Transmontaigne Partners                                3,300              98
   Unit*                                                 69,675           3,843
   US BioEnergy* (A)                                     95,500             700
   W&T Offshore                                          69,040           2,450
   Western Refining(A)                                    8,600             171
   W-H Energy Services, Cl H*                             9,981             628
   Whiting Petroleum*                                        83               5
   Willbros Group*                                       88,412           3,029
   Williams                                              16,225             584
   World Fuel Services                                   54,625           1,709
                                                                  --------------
                                                                        140,569
                                                                  --------------
FINANCIALS -- 19.9%
   Acadia Realty Trust+++                                69,626           1,595
   Advance America Cash Advance
      Centers                                           124,600             926
   Advanta, Cl B(A)                                      53,400             412
   Affiliated Managers Group* (A)                        98,590           9,498
   Alesco Financial+++                                   74,400             212
   Alexandria Real Estate Equities+++ (A)                32,310           2,966
   AllianceBernstein Holding                              2,229             138
   AMB Property+++ (A)                                   67,220           3,373
   Amcore Financial(A)                                   72,829           1,414
   American Equity Investment Life
      Holding                                            34,116             326
   American Financial Group                             133,206           3,446
   American Physicians Capital                           13,000             574
   AmeriCredit* (A)                                      53,300             766
   Amerisafe*                                            10,907             143
   Amtrust Financial Services                            44,578             744
   Anchor Bancorp Wisconsin(A)                           19,800             375
   Annaly Capital Management+++                         413,009           8,546
   Anthracite Capital+++ (A)                             74,469             476
   Anworth Mortgage Asset+++ (A)                        197,288           1,872
   AON                                                   58,300           2,426
   Apollo Investments* (A)                               30,038             466
   Arch Capital Group*                                   30,852           2,113
   Ares Capital(A)                                       12,290             158
   Ashford Hospitality Trust+++ (A)                     143,800             956
   Aspen Insurance Holdings                              77,300           2,237
   Associated Banc                                      112,401           2,801
   Assurant                                              28,645           1,792
   Assured Guaranty(A)                                   66,435           1,704
   Astoria Financial                                     16,500             432
   AvalonBay Communities+++ (A)                          71,000           6,563


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Axis Capital Holdings                                 37,600   $       1,386
   Banco Latinoamericano de
      Exportaciones, Cl E                                80,200           1,078
   Bancorp*                                              24,878             285
   Bancorpsouth                                          25,359             570
   Bank Mutual                                           51,812             557
   Bank of Hawaii                                        45,887           2,203
   Bank of the Ozarks(A) (D)                              5,300             125
   BankAtlantic Bancorp, Cl A                            78,650             359
   BankUnited Financial, Cl A(A)                        156,591             764
   BlackRock, Cl A                                        7,367           1,424
   Blackstone Group(A)                                  179,900           2,968
   BOK Financial                                         13,895             719
   Boston Private Financial Holdings                     28,423             391
   Boston Properties+++ (A)                              83,000           7,152
   Brasil Brokers Participacoes*                          2,800           2,577
   Calamos Asset Management, Cl A                        56,384           1,037
   Camden Property Trust+++                              58,200           2,764
   Canaccord Capital (Canada)                           128,900           1,467
   CapitalSource+++                                     231,930           3,674
   Capitol Federal Financial(A)                          19,500             677
   Capstead Mortgage+++                                 102,800           1,770
   Cardinal Financial                                    49,860             396
   Cash America International                            64,710           2,094
   Cathay General Bancorp                                22,528             494
   CBL & Associates Properties+++                        40,497             946
   Central Pacific Financial(A)                          51,926             960
   Chemical Financial(A)                                 29,400             653
   Chimera Investment+++ (A)                             94,516           1,566
   CIT Group                                             33,100             735
   Citizens Republic Bancorp                             81,457             907
   City Bank                                             10,913             201
   City Holding                                          15,785             588
   CME Group, Cl A                                        3,442           1,767
   CNA Surety*                                           11,416             161
   Colonial BancGroup(A)                                318,745           3,849
   Comerica                                              90,271           3,271
   Commerce Group                                         9,700             352
   Community Bank System(A)                              38,300             846
   Companhia Brasileira de
      Desenvolvimento Imobiliario
      Turistico (Brazil)*                                 3,300           1,488
   Companhia Brasileira de
      Desenvolvimento Imobiliario
      Turistico (Brazil)*                                   400             180
   Corporate Office Properties Trust+++ (A)              99,200           3,039
   Corus Bankshares                                      42,834             442
   Cullen/Frost Bankers                                  74,197           3,793
   Darwin Professional Underwriters*                      5,200             109
   DCT Industrial Trust+++                               17,119             153
   Delphi Financial Group, Cl A                          22,558             680
   DiamondRock Hospitality+++                            63,900             798
   Digital Realty Trust+++ (A)                           30,887           1,109
   Dime Community Bancshares                             98,199           1,495
   Discover Financial Services                           37,275             562
   Dollar Financial* (A)                                 73,600           1,654
   Downey Financial(A)                                   23,795             623
   Dundee (Canada)+++                                    39,300           1,374
   Dundee (Canada)+++                                     7,000             245
   DuPont Fabros Technology+++ (A)                       86,140           1,447
   E*Trade Financial* (A)                               227,928             973
   East West Bancorp(A)                                 141,152           2,655

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Eaton Vance(A)                                       150,962   $       4,808
   Education Realty Trust+++                             37,698             480
   E-House China Holdings ADR* (A)                       63,760           1,037
   EMC Insurance Group                                   19,325             427
   Employers Holdings                                    53,146             911
   Endurance Specialty Holdings(A)                       62,473           2,455
   Equity Lifestyle Properties+++                         1,652              75
   Equity One+++                                         32,073             686
   Equity Residential+++ (A)                            189,500           7,236
   Essex Property Trust+++ (A)                           47,700           5,010
   Evercore Partners, Cl A                               84,300           1,656
   Everest Re Group                                      26,000           2,519
   Extra Space Storage+++ (A)                           182,800           2,755
   Ezcorp, Cl A*                                         46,100             541
   FCStone Group*                                        31,925           1,489
   Federal Realty Investment Trust+++ (A)                52,500           3,763
   Federated Investors, Cl B                             70,478           2,860
   Financial Federal(A)                                  37,300             804
   First Financial Bancorp                               57,974             672
   First Marblehead                                      15,700             189
   First Mercury Financial*                              67,158           1,105
   First Midwest Bancorp(A)                             141,050           3,674
   First Niagara Financial Group(A)                     285,800           3,263
   FirstFed Financial* (A)                               64,765           2,023
   FirstMerit                                            63,971           1,201
   Fortress Investment Group LLC, Cl A(A)               116,000           1,624
   Fremont General(A)                                    31,200              33
   Friedman Billings Ramsey Group, Cl A+++ (A)           61,700             154
   Frontier Financial(A)                                 20,700             310
   GAMCO Investors, Cl A                                  2,200             123
   General Growth Properties+++ (A)                      40,100           1,416
   General Shopping Brasil (Brazil)*                     77,300             664
   General Shopping Brazil (Brazil)*                    188,600           1,621
   GFI Group*                                             7,300             559
   Gluskin Sheff + Associates (Canada)                   63,200           1,362
   Gluskin Sheff + Associates (Canada)*                  11,900             256
   GMP Capital Trust (Canada)                            84,000           1,630
   Gramercy Capital+++                                   25,607             523
   Greenhill(A)                                          39,180           2,547
   Grubb & Ellis Realty Advisors*                       385,150           2,319
   Grubb & Ellis Realty Advisors(A)                     324,560           2,152
   Hallmark Financial Services*                           1,775              21
   Hancock Holding(A)                                    54,620           2,023
   Hanmi Financial                                       21,017             160
   Hanover Insurance Group                              122,268           5,342
   HCC Insurance Holdings                                54,400           1,309
   HCP+++ (A)                                           175,759           5,129
   Health Care REIT+++ (A)                               57,387           2,362
   Hercules Technology Growth Capital                   207,726           2,470
   Hersha Hospitality Trust+++                          240,700           2,161
   Highbury Financial*                                   63,600             258
   Highbury Financial* (A)                               29,800             103
   Home Bancshares(A)                                    44,200             883
   Horace Mann Educators(A)                              97,722           1,698
   Hospitality Properties Trust+++ (A)                  100,300           3,644
   Host Hotels & Resorts+++ (A)                          70,400           1,140
   HRPT Properties Trust+++ (A)                         169,700           1,168
   Huntington Bancshares                                147,832           1,807
   Imperial Capital Bancorp                               1,238              28
   Independent Bank                                       9,700             257
   IndyMac Bancorp(A)                                   157,689             970


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Infinity Property & Casualty                          19,190   $         771
   IntercontinentalExchange*                             13,349           1,739
   Investors Real Estate Trust+++ (A)                   222,200           2,082
   IPC Holdings                                          87,300           2,368
   Irwin Financial(A)                                    33,700             253
   Janus Capital Group                                   12,760             309
   Jefferies Group                                      114,200           2,027
   Jones Lang LaSalle(A)                                 51,340           3,921
   Kansas City Life Insurance                            26,600           1,099
   KBW* (A)                                              73,300           1,574
   Kilroy Realty+++                                      13,600             645
   KKR Financial Holdings LLC                            59,600             858
   Knight Capital Group, Cl A*                           50,284             806
   LandAmerica Financial Group, Cl A(A)                  18,700             689
   Lazard, Cl A                                          34,587           1,321
   Legg Mason                                            14,631             966
   Leucadia National                                      5,700             258
   LTC Properties+++                                      8,603             208
   Macerich+++ (A)                                       60,300           3,859
   Mack-Cali Realty+++                                  128,900           4,446
   MarketAxess Holdings*                                137,270           1,286
   Marsh & McLennan                                      96,061           2,447
   Max Capital Group                                     73,300           2,033
   MCG Capital                                          101,500           1,218
   Medical Properties Trust+++                           17,706             212
   Meruelo Maddux Properties*                           316,600           1,346
   MFA Mortgage Investments+++ (A)                      337,098           3,223
   MGIC Investment(A)                                    27,081             401
   Mid-America Apartment Communities+++                  14,172             687
   Move*                                                329,325             827
   MSCI, Cl A*                                           42,580           1,266
   MVC Capital                                          111,600           1,682
   Nara Bancorp                                             779               9
   NASDAQ Stock Market* (A)                              41,458           1,721
   National Financial Partners                           32,550             774
   National Health Investors+++                          22,400             675
   National Interstate                                    4,000             110
   National Penn Bancshares                              15,618             250
   National Retail Properties+++ (A)                     76,101           1,575
   Nationwide Financial Services                         46,500           1,918
   Nationwide Health Properties+++                        2,619              79
   Navigators Group*                                     23,051           1,262
   Nelnet, Cl A(A)                                      122,075           1,331
   New York Community Bancorp(A)                        334,631           5,464
   NewAlliance Bancshares                                63,497             723
   NorthStar Realty Finance+++ (A)                      103,281             918
   NYSE Euronext                                          7,325             481
   Och-Ziff Capital Management Group
      LLC, Cl A(A)                                      100,300           2,321
   Old National Bancorp(A)                               50,500             784
   Old Second Bancorp                                     9,100             234
   Omega Healthcare Investors+++                         10,031             170
   optionsXpress Holdings                                81,081           1,878
   Oriental Financial Group                              23,100             481
   Pacific Capital Bancorp                                3,896              82
   PartnerRe                                              7,542             580
   PennantPark Investment                                97,867             909
   Pennsylvania Real Estate Investment
      Trust+++ (A)                                       32,200             796
   People's United Financial(A)                         270,635           4,562
   PFF Bancorp(A)                                        46,135             391

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Philadelphia Consolidated Holding*                    57,224   $       1,941
   Piper Jaffray* (A)                                    87,700           3,397
   Platinum Underwriters Holdings                       114,755           3,958
   Potlatch+++                                            1,043              43
   Presidential Life                                     20,700             347
   Principal Financial Group                             10,906             602
   ProAssurance*                                         16,352             869
   Prologis+++                                          132,600           7,144
   Prosperity Bancshares                                 31,503             832
   Public Storage+++                                     54,879           4,465
   Radian Group(A)                                       34,500             246
   Rainier Pacific Financial Group                        9,047             123
   RAIT Financial Trust+++ (A)                          193,998           1,484
   RAM Holdings* (A)                                    120,100             201
   Raymond James Financial                               66,042           1,484
   Realty Income+++ (A)                                  85,274           1,962
   Redwood Trust+++ (A)                                  44,185           1,477
   Reinsurance Group of America                          35,909           1,965
   Riskmetrics Group*                                    55,025           1,189
   S&T Bancorp                                            1,170              33
   Safeco                                                60,072           2,779
   Safety Insurance Group                                14,848             551
   Sandy Spring Bancorp                                  12,600             343
   SeaBright Insurance Holdings*                         26,800             399
   Sierra Bancorp(A)                                      4,900             110
   Signature Bank NY*                                    25,124             666
   Simon Property Group+++ (A)                           89,400           7,493
   SL Green Realty+++ (A)                                43,600           3,989
   South Financial Group(A)                              80,111           1,156
   St. Joe                                               86,221           3,315
   StanCorp Financial Group                              26,424           1,297
   Sterling Bancshares(A)                               153,121           1,426
   Stifel Financial* (A)                                 27,682           1,207
   Strategic Hotels & Resorts+++ (A)                    154,000           2,193
   Sunstone Hotel Investors+++ (A)                      121,900           1,909
   Superior Bancorp*                                     46,819             244
   SVB Financial Group* (A)                              39,400           1,785
   SWS Group                                              3,800              43
   T. Rowe Price Group                                    7,336             371
   Taubman Centers+++ (A)                                62,500           3,047
   Taylor Capital Group                                     231               4
   TCF Financial                                        189,042           3,518
   TD Ameritrade Holding*                                48,024             879
   Tejon Ranch*                                             114               4
   Texas Capital Bancshares*                              6,605              99
   Thornburg Mortgage+++ (A)                            163,031           1,451
   Titanium Asset*                                      118,000             664
   TradeStation Group* (A)                              119,979           1,152
   Transatlantic Holdings                                 7,223             487
   Triplecrown Acquisition* (A)                         178,525           1,626
   Trustmark                                            112,750           2,228
   UCBH Holdings                                         56,033             633
   UMB Financial                                          7,494             287
   UnionBanCal                                           64,254           2,992
   United Bankshares(A)                                     800              21
   Unitrin                                               37,200           1,324
   Universal American Financial*                         57,731             992
   Universal Health Realty Income Trust+++                6,836             230
   Unum Group(A)                                        133,776           3,065
   Uranium Participation*                                37,500             442
   Uranium Participation*                                24,100             284


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Value Creation* (B)                                   71,690   $         732
   Ventas+++                                            113,884           4,763
   ViewPoint Financial Group                             11,300             175
   Vornado Realty Trust+++ (A)                           22,100           1,847
   Waddell & Reed Financial, Cl A(A)                     39,709           1,244
   Washington Federal(A)                                 69,370           1,575
   Webster Financial                                      6,399             179
   Weingarten Realty Investors+++ (A)                   117,100           3,760
   West Coast Bancorp                                     6,200              93
   Westamerica Bancorporation                            30,570           1,447
   Willis Group Holdings                                 29,133             957
   Wilshire Bancorp                                      15,200             108
   Winthrop Realty Trust+++                              10,600              53
   World Acceptance* (A)                                121,704           3,697
   WR Berkley                                            92,100           2,652
   WSFS Financial                                         2,700             128
   Zenith National Insurance(A)                          24,150             823
   Zions Bancorporation(A)                               65,248           3,116
                                                                  --------------
                                                                        432,988
                                                                  --------------
HEALTH CARE -- 10.8%
   Abaxis*                                               51,763           1,508
   Abraxis Bioscience* (A)                               35,150           2,143
   Acadia Pharmaceuticals* (A)                          201,400           1,998
   Achillion Pharmaceuticals*                           137,765             707
   Acorda Therapeutics*                                  47,100             963
   Adolor*                                               56,800             260
   Affymax*                                               6,000             116
   Affymetrix* (A)                                      158,400           3,038
   Air Methods*                                           6,252             257
   Albany Molecular Research*                            14,500             161
   Alexion Pharmaceuticals*                              32,648           1,979
   Alexza Pharmaceuticals*                                7,100              45
   Align Technology*                                     20,644             255
   Alkermes* (A)                                         69,800             903
   Alpharma, Cl A*                                        5,902             149
   AMERIGROUP*                                           10,700             385
   Amsurg, Cl A* (A)                                     88,950           2,143
   Analogic                                               3,705             217
   APP Pharmaceuticals* (A)                             181,400           2,039
   Apria Healthcare Group*                               49,000           1,064
   Arena Pharmaceuticals* (A)                           270,400           1,833
   Ariad Pharmaceuticals* (A)                           374,934           1,256
   Array Biopharma* (A)                                  96,085             538
   Arthrocare* (A)                                       22,600             907
   Barr Pharmaceuticals*                                 53,600           2,527
   Beckman Coulter                                       26,936           1,818
   BioMarin Pharmaceutical* (A)                          71,510           2,720
   Bio-Rad Laboratories, Cl A*                            5,962             563
   Capital Senior Living*                                63,399             478
   Caraco Pharmaceutical Laboratories*                    3,257              54
   Cell Genesys* (A)                                    254,700             601
   Centene*                                              78,146           1,400
   Cephalon* (A)                                        110,832           6,687
   Cepheid*                                              23,546             652
   Cerner*                                               17,659             767
   Charles River Laboratories
      International*                                     19,100           1,119
   Chemed                                                16,574             791
   Collagenex Pharmaceuticals* (A)                       51,155             835
   Community Health Systems* (A)                         15,500             482
   Computer Programs & Systems                           44,849             999

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Conmed*                                               80,339   $       2,166
   Cooper                                                54,500           1,863
   Corvel*                                                3,950             119
   Cougar Biotechnology PIPE*                            39,300           1,046
   Covance*                                              45,540           3,844
   Coventry Health Care*                                 19,200             996
   Cubist Pharmaceuticals*                              221,500           4,031
   CV Therapeutics* (A)                                 562,900           3,287
   Cyberonics*                                            7,400              95
   Cynosure, Cl A* (A)                                   35,800             857
   DaVita*                                               94,762           4,702
   Dentsply International                               172,284           6,727
   Discovery Laboratories* (A)                          352,737             734
   Eclipsys*                                             58,877           1,257
   Edwards Lifesciences*                                  1,800              78
   Encysive Pharmaceuticals* (A)                        486,900           1,120
   Endo Pharmaceuticals Holdings*                       147,303           3,868
   eResearch Technology* (A)                            110,748           1,325
   Exelixis* (A)                                        314,500           2,007
   Express Scripts*                                      41,254           2,438
   Forest Laboratories*                                  28,800           1,145
   Gen-Probe*                                            12,674             606
   Genzyme*                                              26,248           1,862
   Geron* (A)                                            69,900             344
   GTx* (A)                                              10,200             167
   Health Net*                                           70,914           3,116
   HealthExtras*                                         73,660           2,029
   Healthspring*                                         54,977             965
   Healthways* (A)                                       68,432           2,351
   Henry Schein* (A)                                     28,918           1,730
   HLTH*                                                  5,600              66
   HMS Holdings*                                         25,329             693
   Hologic* (A)                                          57,510           3,468
   Human Genome Sciences* (A)                           345,100           2,040
   ICU Medical*                                              40               1
   Idexx Laboratories* (A)                               44,653           2,477
   I-Flow*                                              156,085           2,199
   Illumina* (A)                                         35,505           2,571
   ImClone Systems* (A)                                  22,151             997
   Immucor* (A)                                          20,688             617
   Immunomedics*                                         24,700              61
   Incyte* (A)                                          281,700           2,792
   Indevus Pharmaceuticals*                              56,375             280
   InterMune* (A)                                        23,800             335
   Intuitive Surgical*                                   15,239           4,296
   Invacare                                              29,872             746
   Inverness Medical Innovations*                        17,789             519
   Invitrogen* (A)                                       52,700           4,452
   IPC The Hospitalist*                                   5,800             120
   Javelin Pharmaceuticals*                              30,700              87
   Kendle International*                                 18,285             819
   Kensey Nash*                                           9,077             246
   Keryx Biopharmaceuticals*                             22,700             131
   Kindred Healthcare*                                  121,451           2,561
   Kinetic Concepts* (A)                                 48,948           2,515
   King Pharmaceuticals*                                135,115           1,432
   LCA-Vision(A)                                         51,900             715
   LHC Group*                                            63,350           1,077
   Lifecell*                                             46,900           1,892
   Lincare Holdings* (A)                                 77,599           2,522
   Magellan Health Services*                             80,663           3,495
   MannKind*                                             80,720             571


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Martek Biosciences* (A)                               66,374   $       1,902
   Masimo*                                               20,700             664
   Medarex* (A)                                         691,600           6,431
   MedAssets*                                            40,900             743
   Medcath*                                              13,463             281
   Medical Action Industries*                             3,322              63
   Medicines*                                            63,300           1,219
   Medicis Pharmaceutical, Cl A(A)                       88,300           1,811
   Meridian Bioscience                                    2,326              80
   Merit Medical Systems*                                 4,175              66
   Metabolix* (A)                                        91,200           1,468
   Micrus Endovascular* (A)                             101,217           1,432
   Millipore* (A)                                        15,304           1,070
   Molina Healthcare*                                     1,873              59
   MWI Veterinary Supply* (A)                            83,435           2,906
   Mylan Laboratories(A)                                 61,148             724
   NuVasive*                                             22,815             879
   Odyssey HealthCare*                                  243,000           2,124
   Omnicare(A)                                           75,257           1,579
   Omnicell*                                              9,990             190
   Omrix Biopharmaceuticals* (A)                         56,138           1,356
   Orthofix International*                                4,100             164
   OSI Pharmaceuticals* (A)                              50,127           1,802
   Owens & Minor(A)                                      16,000             688
   Par Pharmaceutical*                                    9,663             171
   Parexel International*                                 6,000             330
   Patterson*                                           121,573           4,279
   PDL BioPharma* (A)                                    73,622           1,176
   Pediatrix Medical Group*                              54,745           3,614
   Penwest Pharmaceuticals*                              23,300              72
   PerkinElmer                                           80,310           1,993
   Perrigo                                               29,800             996
   Pharmaceutical Product Development                    42,300           1,906
   PharmaNet Development Group*                          16,775             484
   Possis Medical*                                        9,500             184
   Pozen* (A)                                            20,900             255
   Profarma Distribuidora de Produtos
     Farmaceuticos (Brazil)                              84,300           1,501
   PSS World Medical*                                    18,835             330
   Quidel*                                               15,500             255
   Regeneron Pharmaceuticals* (A)                       105,800           2,092
   Repligen*                                              2,451              13
   Res-Care*                                             15,399             332
   Resmed*                                               27,350           1,107
   Respironics*                                           8,768             576
   Rigel Pharmaceuticals* (A)                           113,400           2,248
   Savient Pharmaceuticals* (A)                          37,200             844
   Sciele Pharma* (A)                                    61,224           1,267
   Sepracor*                                              3,500              75
   Sirona Dental Systems*                                49,222           1,280
   Somanetics*                                           52,495           1,459
   SonoSite*                                             10,313             304
   Spectranetics*                                       103,778             934
   SurModics*                                             2,359             104
   Symmetry Medical*                                     12,015             214
   Techne*                                               22,654           1,549
   Theravance*                                           55,750             917
   TomoTherapy*                                         124,745           1,643
   United Therapeutics* (A)                              51,000           4,292
   Universal Health Services, Cl B                       54,162           2,893
   Vertex Pharmaceuticals* (A)                          101,900           1,783

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Viropharma* (A)                                       32,200   $         295
   Warner Chilcott, Cl A*                                64,100           1,081
   Waters*                                               50,290           2,998
   Watson Pharmaceuticals*                              166,430           4,628
   WellCare Health Plans*                                 2,600             124
                                                                  --------------
                                                                        233,324
                                                                  --------------
INDUSTRIALS -- 14.8%
   ABX Air*                                              30,377              93
   Actuant, Cl A(A)                                     103,114           2,772
   Acuity Brands(A)                                      23,400           1,039
   Administaff                                            9,944             245
   Advisory Board*                                       11,503             639
   AGCO* (A)                                            118,063           7,657
   Alaska Air Group*                                     33,900             827
   Albany International, Cl A(A)                         53,852           1,849
   Alexander & Baldwin                                   12,737             561
   Allen-Vanguard*                                      302,500           1,303
   Alliant Techsystems*                                  12,103           1,270
   Allied Waste Industries* (A)                         179,314           1,854
   Amerco*                                                2,149             112
   American Commercial Lines* (A)                       128,278           2,181
   American Ecology                                     114,100           2,842
   American Woodmark(A)                                  47,648             904
   Ametek                                                34,865           1,485
   AMR*                                                  22,821             292
   AO Smith                                              66,950           2,439
   Apogee Enterprises                                    60,211             927
   Applied Industrial Technologies                       40,700           1,125
   Arkansas Best(A)                                      18,500             494
   Avis Budget Group*                                   137,017           1,566
   Barnes Group                                          88,240           2,007
   BE Aerospace*                                        112,389           3,856
   Belden(A)                                             35,147           1,381
   Blount International*                                 13,625             163
   Brady, Cl A                                           27,098             829
   Briggs & Stratton                                    112,000           2,001
   Brink's                                              134,654           9,013
   Bucyrus International, Cl A                            5,025             502
   Ceradyne*                                             72,244           2,248
   Chart Industries*                                     26,023             893
   Chicago Bridge & Iron                                 25,533           1,188
   ChoicePoint*                                           8,300             402
   Cintas                                                52,001           1,497
   CIRCOR International                                  12,298             560
   Clarcor                                               39,280           1,406
   Clean Harbors*                                         8,609             530
   Columbus McKinnon*                                    52,215           1,495
   Comfort Systems USA                                   79,200             942
   COMSYS IT Partners*                                   24,400             230
   Continental Airlines, Cl A* (A)                       32,200             779
   Con-way                                               38,700           1,753
   Copart* (A)                                           92,300           3,845
   Corrections of America*                              245,089           6,584
   CoStar Group* (A)                                    117,854           4,894
   Covanta Holding* (A)                                  43,600           1,250
   CRA International* (A)                                45,505           1,728
   Crane                                                 62,885           2,593
   Cubic                                                 33,300             851
   Cummins                                               33,600           1,693
   Curtiss-Wright                                        34,241           1,440
   Deluxe                                                51,441           1,072


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   DRS Technologies                                      24,974   $       1,401
   Duff & Phelps, Cl A*                                  47,100             721
   Dun & Bradstreet                                      45,566           3,980
   Dynamic Materials(A)                                  47,800           2,724
   EMCOR Group* (A)                                      94,786           2,283
   EnergySolutions                                       38,100             831
   EnPro Industries* (A)                                 52,500           1,550
   Equifax                                               40,514           1,386
   ESCO Technologies*                                     9,300             307
   Esterline Technologies*                               37,871           1,984
   Evergreen Solar* (A)                                 104,200           1,001
   Expeditors International Washington(A)                49,900           1,962
   ExpressJet Holdings, Cl A* (A)                        65,000             158
   Federal Signal                                        35,046             423
   First Solar*                                          13,001           2,668
   Flow International* (A)                              327,500           2,414
   Flowserve                                             17,000           1,851
   Fluor                                                  3,561             496
   Force Protection* (A) (D)                            255,200           1,049
   Force Protection*                                    132,500             545
   Forward Air                                           87,245           2,561
   FreightCar America                                     9,300             373
   Fuel Tech* (A)                                       116,900           2,346
   G&K Services, Cl A                                    11,531             441
   Gardner Denver*                                        5,100             188
   Genco Shipping & Trading(A)                           19,000           1,107
   GenCorp*                                              64,825             674
   General Cable* (A)                                   103,296           6,375
   Geo Group* (A)                                        49,826           1,330
   GeoEye*                                               14,600             441
   Global Cash Access Holdings* (A)                      48,100             253
   Goodrich                                              31,253           1,851
   GrafTech International* (A)                           91,743           1,470
   Griffon*                                              53,800             476
   H&E Equipment Services*                              134,625           2,100
   Harsco                                                22,600           1,277
   Heico, Cl A                                           44,340           1,614
   Heidrick & Struggles International                    24,555             841
   Herman Miller(A)                                      72,250           2,155
   Hertz Global Holdings*                                90,400           1,078
   HNI                                                   17,590             520
   Honeywell International                               10,865             625
   Horizon Lines, Cl A                                  265,340           5,351
   Hubbell, Cl B                                         17,878             811
   Hubbell, Cl A                                            197              10
   IDEX                                                  16,159             487
   IHS, Cl A*                                            58,692           3,618
   II-VI*                                                   751              25
   IKON Office Solutions(A)                             168,022           1,196
   Ingersoll-Rand, Cl A                                  20,300             850
   Innerworkings* (A)                                   195,671           2,694
   Interface, Cl A                                       26,791             449
   JA Solar Holdings ADR*                               261,690           3,740
   Jacobs Engineering Group*                             28,544           2,292
   JB Hunt Transport Services(A)                        146,100           3,999
   Joy Global                                             5,920             393
   Kadant*                                               16,231             407
   Kaman                                                 13,204             317
   Kansas City Southern* (A)                             46,304           1,658
   Kaydon(A)                                             47,763           2,040
   Kennametal                                            44,659           1,356
   Kirby*                                                36,311           1,637

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Knoll                                                 80,298   $       1,131
   Ladish*                                               12,669             452
   Landstar System(A)                                    54,230           2,515
   LB Foster, Cl A*                                      15,561             659
   Lennox International                                 113,249           4,262
   Lincoln Electric Holdings                              9,859             662
   LSI Industries                                        21,726             289
   Manitowoc(A)                                          87,000           3,544
   Manpower                                              11,924             676
   Michael Baker*                                        27,055             779
   Middleby* (A)                                         44,100           2,999
   Monster Worldwide* (A)                                51,900           1,380
   Moog, Cl A*                                           32,056           1,316
   Mueller Industries                                    39,900           1,146
   NCI Building Systems* (A)                             48,700           1,478
   Nuco2*                                                57,040           1,576
   Old Dominion Freight Line*                           137,364           3,743
   Orbital Sciences* (A)                                116,500           2,522
   Orion Energy Systems* (A)                             84,835             765
   Orion Marine Group* (A)                              161,900           2,105
   Oshkosh Truck                                        108,758           4,358
   Pacer International                                   18,762             288
   Pall                                                  54,654           2,152
   Perini*                                               33,828           1,268
   Pinnacle Airlines* (A)                                47,000             527
   Pitney Bowes                                          28,720           1,028
   Quanta Services* (A)                                 268,588           6,413
   Regal-Beloit                                           8,300             306
   Republic Airways Holdings*                            55,000           1,075
   Republic Services, Cl A                               60,060           1,834
   Resources Connection                                 166,365           2,678
   Robbins & Myers                                       21,526             733
   Rockwell Automation                                    1,125              62
   Rollins                                               13,137             232
   Roper Industries                                      37,400           2,109
   RR Donnelley & Sons                                   28,875             919
   RSC Holdings* (A)                                    182,000           2,051
   Rush Enterprises, Cl A*                               41,758             619
   Ryder System                                          77,500           4,466
   School Specialty*                                     23,496             717
   Shaw Group*                                           66,726           4,296
   Simpson Manufacturing                                  5,918             142
   Skywest                                               52,407           1,160
   Spirit Aerosystems Holdings, Cl A*                   131,598           3,556
   Standard Parking*                                     79,560           1,617
   Standard Register                                     24,568             210
   Steelcase, Cl A(A)                                   215,267           3,052
   Stericycle*                                           18,841           1,015
   Sunpower, Cl A* (A)                                   54,330           3,571
   TAL International Group(A)                            88,400           1,845
   Taleo, Cl A* (A)                                     122,100           2,327
   Taser International* (A)                              88,246             995
   TBS International, Cl A* (A)                           7,600             262
   Tecumseh Products, Cl A*                              27,709             587
   Teledyne Technologies*                                55,977           2,485
   Teleflex                                               6,463             365
   TeleTech Holdings*                                    24,600             555
   Tetra Tech* (A)                                      104,319           1,968
   Textainer Group Holdings                             157,000           2,314
   Thomas & Betts*                                       23,367             938
   Timken                                                42,875           1,292
   TransDigm Group*                                      35,415           1,376


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Tredegar                                              30,327   $         479
   Triumph Group                                          8,219             465
   Twin Disc                                              7,150             145
   UAL                                                   27,794             842
   UAP Holding                                           24,975             962
   Ultrapetrol Bahamas*                                  46,700             654
   United Rentals*                                       39,000             784
   United Stationers* (A)                                89,760           4,431
   United Technologies                                   14,954           1,054
   URS*                                                  49,750           2,004
   Wabash National                                       65,049             514
   Wabtec(A)                                            103,344           3,577
   Walter Industries                                     21,602           1,181
   Waste Connections*                                    95,431           2,897
   Watson Wyatt Worldwide, Cl A                          32,175           1,707
   Watts Water Technologies, Cl A                        13,741             381
   WESCO International*                                  29,862           1,194
   Woodward Governor(A)                                  97,000           2,771
   WW Grainger                                           12,000             884
   YRC Worldwide* (A)                                    40,500             557
                                                                  --------------
                                                                        318,506
                                                                  --------------
INFORMATION TECHNOLOGY -- 16.0%
   Activision*                                          118,010           3,216
   Adaptec*                                                 904               2
   ADC Telecommunications* (A)                          110,013           1,504
   Advanced Analogic Technologies*                      171,202           1,113
   Advent Software*                                      13,665             614
   Akamai Technologies*                                  41,973           1,476
   Amdocs*                                              170,300           5,279
   AMIS Holdings*                                        36,361             248
   Amkor Technology* (A)                                234,200           2,742
   Anaren*                                               19,600             248
   Ansys*                                                 7,402             277
   Ariba* (A)                                           163,466           1,458
   Arris Group*                                         263,805           1,517
   Arrow Electronics*                                    83,657           2,728
   Art Technology Group* (A)                            647,400           2,188
   AsiaInfo Holdings*                                     9,377             104
   Asyst Technologies*                                  431,900           1,520
   Atmel*                                             1,303,578           4,236
   ATMI*                                                124,602           3,407
   Avnet*                                                89,625           3,021
   Avocent*                                             149,101           2,494
   Baidu.com ADR*                                         2,485             625
   Bankrate* (A)                                         48,224           2,038
   Benchmark Electronics*                                71,216           1,196
   Black Box                                             41,776           1,295
   Blackbaud                                              8,490             222
   Blackboard*                                           45,949           1,322
   BMC Software*                                        104,820           3,384
   Brightpoint*                                          14,947             155
   Broadridge Financial Solutions                        41,700             799
   CACI International, Cl A*                             25,470           1,112
   Cadence Design Systems*                               58,624             623
   Captaris*                                             11,805              41
   Cavium Networks*                                     115,600           1,644
   Checkpoint Systems*                                   33,134             802
   China Digital TV Holding ADR* (A)                     70,900           1,555
   Chordiant Software*                                   92,000             530
   Cirrus Logic*                                         42,973             221
   Citrix Systems*                                       77,342           2,547

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Coherent*                                             33,108   $         942
   CommScope*                                            13,100             549
   Commvault Systems* (A)                                54,800             767
   Computer Sciences*                                    41,546           1,805
   Comtech Group* (A)                                    20,000             209
   Comtech Telecommunications*                            4,021             174
   Comverge* (A)                                         36,476             513
   Concur Technologies* (A)                             118,686           3,470
   Convergys*                                           118,100           1,705
   CPI International*                                     5,200              54
   Cray*                                                 20,119              95
   Credence Systems*                                    354,618             504
   Cree*                                                  8,964             277
   CSG Systems International*                            75,969             862
   CTS                                                   92,441             897
   Cymer* (A)                                           146,198           4,142
   Cypress Semiconductor* (A)                           148,610           3,231
   Daktronics(A)                                         78,006           1,348
   Data Domain* (A)                                     152,300           3,235
   DealerTrack Holdings* (A)                             14,716             301
   Diebold                                               73,569           1,774
   Digi International*                                   12,439             131
   Digital River*                                        21,346             697
   Diodes* (A)                                           45,183           1,020
   Dolby Laboratories, Cl A*                             13,300             589
   Double-Take Software*                                 31,653             329
   DSP Group* (A)                                       195,000           2,262
   DST Systems*                                          23,542           1,654
   DTS*                                                 150,026           3,650
   Dycom Industries*                                     30,900             353
   EFJ*                                                 109,000             147
   Electronic Arts*                                      76,675           3,626
   Electronics for Imaging*                              41,153             620
   Elixir Gaming Technologies*                          422,690           1,234
   Emulex*                                               75,592           1,125
   EPIQ Systems*                                         38,870             529
   Equinix* (A)                                          46,442           3,220
   Euronet Worldwide*                                    77,645           1,677
   F5 Networks* (A)                                     120,200           2,664
   Factset Research Systems                              23,600           1,242
   Fair Isaac                                            25,299             587
   Flextronics International*                           322,300           3,268
   Flir Systems*                                         28,080             799
   Foundry Networks*                                     28,549             339
   Gevity HR                                             75,900             530
   Giant Interactive Group ADR* (A)                      27,200             283
   Global Payments                                       11,000             436
   Greenfield Online*                                        41               1
   Harris Stratex Networks, Cl A*                       154,700           1,553
   Heartland Payment Systems(A)                          54,054           1,191
   Hewitt Associates, Cl A*                             101,326           3,999
   Hittite Microwave*                                    13,362             442
   Hutchinson Technology* (A)                            79,200           1,331
   Imation(A)                                           109,200           2,462
   Immersion* (A)                                        54,900             463
   Informatica* (A)                                     126,600           2,210
   Information Services Group*                          220,740           1,181
   infoUSA                                               16,955             129
   Integrated Device Technology*                        444,947           3,733
   Intermec*                                             11,053             244
   International Rectifier*                               5,289             120


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Internet Brands, Cl A* (A)                           300,831   $       2,398
   Intersil, Cl A                                        52,000           1,210
   Intuit*                                               52,300           1,389
   IPG Photonics*                                        94,785           1,618
   Itron* (A)                                            20,044           1,911
   Jack Henry & Associates(A)                            56,153           1,321
   JDA Software Group*                                  134,200           2,291
   Juniper Networks*                                     85,499           2,293
   Jupitermedia*                                        194,500             640
   Keynote Systems* (A)                                 198,386           2,151
   Kulicke & Soffa Industries* (A)                      142,500             734
   L-1 Identity Solutions, Cl 1* (A)                     21,141             253
   Lam Research*                                          3,019             121
   Lawson Software* (A)                                 460,779           3,594
   Lexmark International, Cl A*                         100,081           3,306
   Liquidity Services*                                   97,719             945
   Littelfuse*                                           34,013           1,060
   LoJack*                                               17,400             217
   Longtop Financial Technologies ADR*                   38,400             745
   LSI*                                                  79,700             402
   Mantech International, Cl A*                           7,200             317
   Marchex, Cl A(A)                                     164,348           1,451
   MasTec*                                              216,277           1,884
   MAXIMUS                                               33,215           1,206
   McAfee*                                               33,523           1,115
   MEMC Electronic Materials*                             6,800             519
   Methode Electronics                                  194,930           2,076
   Mettler Toledo International*                         36,636           3,579
   Micros Systems*                                       75,984           2,435
   Microsemi* (A)                                       363,680           7,909
   MicroStrategy, Cl A*                                  11,844             788
   Microtune*                                            34,050             172
   MIPS Technologies, Cl A* (A)                         348,200           1,292
   MKS Instruments* (A)                                  35,500             713
   Molex                                                 78,856           1,777
   Monolithic Power Systems*                             35,986             599
   Monotype Imaging Holdings*                            33,500             457
   MTS Systems                                            8,713             272
   Multi-Fineline Electronix* (A)                        17,700             376
   National Semiconductor                                35,719             588
   NCR*                                                  14,525             322
   Net 1 UEPS Technologies* (A)                         119,960           3,491
   Netlogic Microsystems*                                 3,400              80
   Netscout Systems*                                     17,759             165
   Novatel Wireless* (A)                                178,700           1,891
   Novellus Systems* (A)                                 30,300             669
   Nuance Communications* (A)                           318,146           5,234
   Omniture* (A)                                        200,860           4,615
   ON Semiconductor*                                     45,349             272
   OSI Systems*                                          56,683           1,199
   Palm(A)                                              226,400           1,465
   Parametric Technology*                               191,821           2,937
   Park Electrochemical                                  78,700           1,853
   Parkervision* (A)                                     94,350             820
   Parkervision*                                         15,500             135
   PC Connection* (A)                                    13,000             129
   Pericom Semiconductor*                                84,137           1,122
   Perot Systems, Cl A*                                  82,059           1,132
   Phoenix Technologies*                                     84               1
   Plantronics                                           20,077             379
   Plexus*                                               74,656           1,849
   PMC - Sierra* (A)                                    251,300           1,204

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Polycom* (A)                                         368,700   $       8,038
   Power Integrations*                                   93,190           2,451
   Powerwave Technologies*                               94,215             269
   QLogic* (A)                                           75,167           1,191
   RealNetworks*                                         28,300             166
   Red Hat* (A)                                         394,700           7,037
   RF Micro Devices* (A)                                771,517           2,430
   Richardson Electronics                                24,952             108
   Riverbed Technology*                                 221,247           4,438
   Rofin-Sinar Technologies*                              7,900             311
   Rudolph Technologies*                                161,000           1,402
   SAIC* (A)                                             16,600             316
   Salesforce.com* (A)                                   46,500           2,777
   SanDisk*                                               7,457             176
   Satyam Computer Services ADR(A)                      104,400           2,608
   SAVVIS*                                              125,215           2,433
   Seachange International*                             149,500             882
   Secure Computing*                                     72,375             588
   Sierra Wireless* (A)                                  47,500             687
   Sigma Designs* (A)                                    16,937             499
   Silicon Laboratories*                                 63,797           1,975
   SkillSoft PLC ADR*                                   321,163           2,817
   Skyworks Solutions*                                  274,600           2,268
   Sohu.com*                                             15,800             712
   Solera Holdings*                                     241,040           5,719
   SRA International, Cl A*                                 546              13
   Standard Microsystems*                                 5,490             156
   STEC*                                                  4,426              32
   Stratasys* (A)                                        76,669           1,438
   Sun Microsystems*                                     67,408           1,105
   Sybase* (A)                                          339,147           9,027
   SYKES Enterprises*                                   181,500           3,048
   Synaptics*                                               752              20
   SYNNEX*                                                7,978             166
   Synopsys*                                            193,854           4,499
   Tech Data*                                            45,201           1,507
   Technitrol                                            46,781           1,030
   TechTarget*                                           62,050             721
   Tekelec*                                               3,841              46
   Teradata*                                             14,300             361
   Teradyne*                                             73,200             878
   Terremark Worldwide*                                 299,495           1,497
   TNS                                                   56,757           1,013
   Trimble Navigation*                                  114,505           3,131
   Trina Solar ADR* (A)                                  45,200           1,436
   TriQuint Semiconductor* (A)                          535,006           2,525
   TTM Technologies* (A)                                225,000           2,480
   Ultimate Software Group*                              74,450           2,030
   Ultra Clean Holdings*                                 21,251             204
   United Online                                        201,700           2,013
   Universal Display* (A)                               109,125           1,859
   Varian Semiconductor Equipment
     Associates*                                         28,425             960
   Vasco Data Security International* (A)                62,314             689
   Veeco Instruments*                                    34,950             542
   VeriFone Holdings*                                     6,529             135
   Vignette*                                             77,870             985
   Virtusa* (A)                                          93,064           1,017
   VistaPrint* (A)                                      113,747           3,573
   Vocus* (A)                                            47,812           1,174
   Western Digital*                                     170,200           5,254
   Wind River Systems*                                  432,600           3,128


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Wright Express*                                       10,339   $         299
   Xyratex*                                              36,674             659
   Zebra Technologies, Cl A*                             24,948             831
   Zoran*                                               126,139           1,732
   Zygo*                                                114,620           1,460
                                                                  --------------
                                                                        344,486
                                                                  --------------
MATERIALS -- 5.8%
   A. Schulman                                           42,400             867
   Airgas                                                35,996           1,749
   AK Steel Holding(A)                                  117,303           6,173
   Allegheny Technologies(A)                             27,000           2,088
   Apex Silver Mines*                                    29,825             396
   Aptargroup                                             7,714             289
   Arch Chemicals                                        15,202             531
   Ashland                                              104,275           4,606
   Ball                                                   2,018              89
   Bemis                                                 46,535           1,155
   Brush Engineered Materials*                            1,201              33
   Buckeye Technologies*                                142,979           1,546
   Cabot                                                 71,863           1,969
   Calgon Carbon*                                        36,577             598
   Carpenter Technology(A)                               49,934           3,137
   Celanese, Cl A                                       101,200           3,937
   CF Industries Holdings                                28,182           3,440
   Cleveland-Cliffs(A)                                    4,400             526
   Commercial Metals                                     28,690             874
   Crown Holdings*                                       94,273           2,348
   Domtar*                                              135,517             863
   Eastman Chemical                                      54,513           3,588
   Esmark* (A)                                          137,100           1,590
   Ferro                                                 49,960             804
   FMC                                                   43,008           2,435
   Frontera Copper (Canada)*                            270,500           1,284
   Greif, Cl A                                           27,377           1,790
   Grupo Simec ADR*                                     194,000           2,099
   H.B. Fuller(A)                                       101,898           2,318
   Hecla Mining* (A)                                     84,824             975
   Hercules                                              47,887             877
   Horsehead Holding* (A)                               134,600           2,113
   Innospec                                              25,839             484
   Katanga Mining (Canada)*                             134,800           2,340
   LSB Industries*                                       10,147             242
   Lubrizol                                              53,466           3,117
   MeadWestvaco                                          82,317           2,112
   Minerals Technologies                                    747              45
   Myers Industries                                      86,580           1,054
   Nalco Holding                                         41,209             890
   Neenah Paper                                          38,774           1,010
   NewMarket(A)                                          36,236           2,426
   Olin                                                  55,700           1,071
   Olympic Steel                                         28,701           1,185
   OM Group*                                             28,115           1,702
   Owens-Illinois*                                      151,394           8,547
   Packaging of America                                  42,214             962
   Pactiv*                                              240,097           6,079
   PolyOne*                                             173,800           1,130
   Quanex(A)                                              6,600             340
   Reliance Steel & Aluminum                             75,891           4,210
   Rock-Tenn, Cl A                                      119,864           3,216
   Rockwood Holdings*                                     3,554             109
   Rohm & Haas                                           17,724             950

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   RPM International                                     38,400   $         803
   Schnitzer Steel Industries, Cl A(A)                   29,612           1,939
   Schweitzer-Mauduit International                      41,971             964
   ShengdaTech*                                          14,300             151
   Sherritt International (Canada)                      102,800           1,742
   Silgan Holdings                                       95,451           4,461
   Sonoco Products                                       70,173           1,977
   Spartech                                               5,950              84
   Steel Dynamics(A)                                     38,300           2,231
   Symyx Technologies*                                   28,013             183
   Terra Industries* (A)                                 27,100           1,225
   Texas Industries(A)                                   60,500           3,485
   United States Steel(A)                                18,700           2,028
   Universal Stainless & Alloy*                          58,500           1,778
   Western Goldfields*                                  341,500           1,281
   WR Grace*                                              4,200              89
                                                                  --------------
                                                                        124,729
                                                                  --------------
TELECOMMUNICATION SERVICES -- 1.8%
   Alaska Communications Systems
     Group                                              150,041           1,700
   Atlantic Telegraph-Network                            11,100             341
   Cbeyond* (A)                                          73,011           1,197
   Centennial Communications* (A)                       338,250           1,783
   CenturyTel                                           117,238           4,243
   Cincinnati Bell* (A)                                 281,271           1,091
   Citizens Communications                               46,256             497
   Clearwire, Cl A* (A)                                 165,900           2,324
   Cogent Communications Group* (A)                      46,900             914
   Fairpoint Communications(A)                          233,900           2,302
   FiberTower*                                           94,300             141
   Global Crossing*                                       9,425             182
   IDT, Cl B                                              6,525              38
   Iowa Telecommunications Services                      19,150             303
   iPCS                                                   8,047             153
   Leap Wireless International*                          18,875             807
   NeuStar, Cl A*                                        91,195           2,341
   Premiere Global Services*                            115,380           1,630
   SBA Communications, Cl A* (A)                        280,092           8,697
   Sierra Wireless*                                      71,500           1,035
   Syniverse Holdings*                                   66,900           1,134
   Telephone & Data Systems                              13,909             652
   Time Warner Telecom, Cl A*                           228,412           3,641
   USA Mobility                                          19,525             205
   Vonage Holdings*                                     166,400             308
                                                                  --------------
                                                                         37,659
                                                                  --------------
UTILITIES -- 4.1%
   AGL Resources                                        131,423           4,558
   Allete(A)                                             22,900             825
   Alliant Energy                                        64,876           2,254
   Atmos Energy                                          55,745           1,449
   Black Hills                                           10,317             369
   Centerpoint Energy(A)                                 66,000             969
   Cia de Saneamento de Minas Gerais-
     COPASA (Brazil)                                     94,500           1,444
   Cleco                                                 85,020           1,948
   Consolidated Edison                                   26,972           1,103
   DPL(A)                                                56,275           1,436
   El Paso Electric*                                     44,800             917
   Empire District Electric                              45,220             927
   Energen                                               88,321           5,299


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Equitable Resources                                   83,426   $       5,141
   Great Plains Energy                                   28,067             714
   Idacorp(A)                                            38,482           1,147
   Integrys Energy Group(A)                              93,888           4,312
   ITC Holdings(A)                                       86,535           4,612
   Laclede Group                                          8,367             286
   MDU Resources Group                                  131,975           3,466
   New Jersey Resources(A)                               37,363           1,719
   Nicor(A)                                              50,100           1,708
   NiSource                                              49,795             856
   Northwest Natural Gas(A)                              34,880           1,466
   NorthWestern                                          65,025           1,677
   NSTAR(A)                                              19,700             609
   OGE Energy                                            80,212           2,604
   Oneok                                                 44,618           2,078
   Ormat Technologies(A)                                 24,800           1,083
   Pepco Holdings                                         8,400             212
   Pinnacle West Capital                                 73,215           2,603
   PNM Resources                                         10,136             120
   PNOC Energy Development
      (Philippines)                                   9,480,500           1,499
   Portland General Electric                            106,586           2,487
   Puget Energy                                          58,600           1,565
   Reliant Energy*                                       62,159           1,417
   SCANA                                                101,457           3,842
   Southern Union                                        29,654             763
   Southwest Gas(A)                                      72,568           1,857
   UGI                                                   78,655           2,014
   Unisource Energy                                       2,921              69
   Vectren(A)                                           146,812           3,783
   Westar Energy(A)                                      51,565           1,172
   WGL Holdings                                          51,452           1,605
   Wisconsin Energy                                     113,910           4,969
   Xcel Energy                                           41,840             829
                                                                  --------------
                                                                         87,782
                                                                  --------------
Total Common Stock
   (Cost $2,189,355) ($ Thousands)                                    2,047,980
                                                                  --------------

CORPORATE OBLIGATION -- 0.5%

FINANCIALS -- 0.5%
   SLM MTN(E) (F)
      4.250%, 09/17/07                                    9,782           9,782
                                                                  --------------
Total Corporate Obligation
   (Cost $9,782) ($ Thousands)                                            9,782
                                                                  --------------
CONVERTIBLE BOND -- 0.1%

ENERGY -- 0.1%
   Nova Biosource Fuels(C)
      10.000%, 09/30/12                                   1,826           1,769
                                                                  --------------
Total Convertible Bond
   (Cost $1,814) ($ Thousands)                                            1,769
                                                                  --------------
PREFERRED STOCK -- 0.0%

FINANCIALS -- 0.0%
   Thornburg Mortgage, 10.000%                           22,500             492
                                                                  --------------
Total Preferred Stock
   (Cost $563) ($ Thousands)                                                492
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Shares/Face    Market Value
Description                                Amount ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

EXCHANGE TRADED FUND S-- 0.1%
     iShares Russell 2000 Index Fund                      9,186   $         629
     Midcap SPDR Trust Series 1                           5,236             755
Total Exchange Traded Funds
   (Cost $1,468) ($ Thousands)                                            1,384
                                                                  --------------

WARRANTS -- 0.0%
   Grubb & Ellis Realty, Expires 02/27/10               770,300              --
   Oil Sands Quest, Expires 05/12/09*                    20,000              19
   Rentech, Expires 04/25/12* (B)                        13,800               6
   Titanium Asset Management,
     Expires 06/21/11*                                  105,000             142
   Triplecrown Aqcuisition,
     Expires 10/22/12*                                  178,525             159
                                                                  --------------
Total Warrants (Cost $189) ($ Thousands)                                    326
                                                                  --------------
CASH EQUIVALENTS -- 30.9%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 3.59%** (G)              95,721,821          95,722
   SEI Liquidity Fund, L.P., 3.65%** (F)
     (G)                                            571,490,032         571,490
                                                                  --------------
Total Cash Equivalents
   (Cost $667,212) ($ Thousands)                                        667,212
                                                                  --------------
U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bill(H) (I)
      2.167%, 05/22/08                            $       4,714           4,695
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $4,691) ($ Thousands)                                            4,695
                                                                  --------------
Total Investments -- 126.6%
(Cost $2,875,074)($ Thousands) +                                  $   2,733,640
                                                                  ==============

Restricted Securities -- At February 29, 2008, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at February 29, 2008, were as follows:


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

February 29, 2008

                                Number
                                    of   Acquisition            Cost    Market Value
                                Shares          Date   ($ Thousands)   ($ Thousands)   % of Net Assets
-------------------------------------------------------------------------------------------------------
Cougar
Biotechnology
PIPE                            39,300      12/14/07   $       1,140   $       1,046              0.05%
Thunderbird
Resorts                        148,600      11/15/07           1,337           1,337              0.06
Thunderbird
Resorts                          3,100      02/06/08              28              28              0.00
Rentech
Warrants                        16,100      04/20/07              --               6              0.00
                                                       =============   =============   ===============

A summary of the open futures contracts held by the Fund at February 29, 2008, is as follows:
--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                       NUMBER OF                  APPRECIATION
       TYPE OF                         CONTRACTS    EXPIRATION   (DEPRECIATION)
       CONTRACT                       LONG(SHORT)      DATE      ($ THOUSANDS)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Russell 2000 Index E-Mini                 589        Mar-2008     $     (1,102)

S&P Mid 400 Index E-Mini                  486        Mar-2008             (475)
                                                                 --------------
                                                                  $    ( 1,577)
                                                                 ==============

      Percentages are based on a Net Assets of $2,159,852 ($ Thousands)

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of February 29, 2008

(A) This security or a partial position of this security is on loan at February 29, 2008. The total value of securities on loan at February 29, 2008 was $541,916 ($ Thousands).

(B) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of February 29, 2008 was $2,103 ($ Thousands) or .10% of net assets.

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(D) Securities considered illiquid. The total value of such securities as of February 29, 2008 was $2,246 ($ Thousands) and represented 0.10% of Net Assets.

(E) Variable Rate Security - The rate reported is the rate in effect as of February 29, 2008. The date reported is the next reset date.

(F) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2008 was $581,272 ($ Thousands)

(G)   Investment in Affiliated Security.

(H) All or a portion of this security has been pledged as collateral for open futures contracts.

(I)   The rate reported is the effective yield at time of purchase.

+++   Real Estate Investment Trust

+ At February 29, 2008, the tax basis cost of the Fund's investments was $2,875,074 ($ Thousands), and the unrealized appreciation and depreciation were $140,603 ($ Thousands) and $(282,037) ($ Thousands) respectively.

      For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ADR -- American Depositary Receipt
Cl -- Class
LLC -- Limited Liability Company
MTN -- Medium Term Note
PIPE -- Private Investment in Public Entity
PLC -- Public Limited Company

Amounts designated as "--" are $0 or have been rounded to $0


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

SCHEDULE OF INVESTEMENTS (Unaudited)

International Equity Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 87.9%

AUSTRALIA -- 4.3%
   AGL Energy (H)                                        20,972   $         218
   Amcor(H)                                              95,281             626
   Ansell(H)                                              6,090              72
   Asciano Group(H)                                       5,280              24
   Australia & New Zealand Banking
      Group(H)                                           32,900             667
   Australian Infrastructure Fund(H)                    234,400             573
   Bendigo Bank(A) (H)                                    6,690              63
   BHP Billiton(A) (H)                                  265,643           9,652
   BlueScope Steel(H)                                    52,000             522
   Brambles(H)                                          128,730           1,241
   Centennial Coal(H)                                     1,500               6
   Centro Properties Group+++ (A) (H)                    18,524               8
   Challenger Financial Services Group(A)
      (H)                                               130,080             261
   Coca-Cola Amatil(H)                                   30,400             271
   Commonwealth Bank of Australia(H)                     30,700           1,194
   Computershare(H)                                       5,244              41
   CSL(H)                                                20,709             697
   Dominion Mining(H)                                     5,400              22
   Downer EDI(H)                                         81,756             469
   Flight Centre(A) (H)                                  71,500           1,794
   Fortescue Metals Group* (A) (H)                       41,000             292
   Foster's Group(H)                                    195,100             965
   Goodman Fielder(H)                                   261,590             454
   Incitec Pivot(H)                                       2,200             301
   ING Industrial Fund+++ (A) (H)                       235,400             455
   Leighton Holdings(A) (H)                              61,723           2,598
   MacArthur Coal(H)                                      7,533              83
   Macquarie Airports(A) (H)                            942,480           3,054
   Macquarie Group(A)                                    12,601             632
   Macquarie Infrastructure Group(H)                    759,934           2,047
   Mincor Resources(H)                                   15,300              47
   Mirvac Group+++(H)                                    74,783             266
   National Australia Bank(H)                           104,621           2,776
   Newcrest Mining(H)                                   147,160           5,137
   Nufarm(H)                                             13,100             195
   OneSteel(H)                                           29,400             192
   Origin Energy(H)                                      58,800             481
   Pacific Brands(H)                                    362,168             746
   Portman*(H)                                            1,418              16
   Qantas Airways(H)                                    246,904             964
   QBE Insurance Group(H)                               178,260           3,702
   Rio Tinto(A) (H)                                      10,300           1,289
   Santos(A) (H)                                        131,000           1,559
   Seven Network(A) (H)                                  78,200             818
   Sims Group(A) (H)                                     11,600             348
   Telstra(A) (H)                                       603,600           1,829
   Telstra(H)                                           420,145           1,897
   Toll Holdings(H)                                      85,541             810
   Wesfarmers(A)                                          4,826             171
   Westfield Group+++(H)                                 29,500             475
   Westpac Banking(H)                                    60,705           1,304
   Woodside Petroleum(H)                                  9,118             479
   Woolworths(H)                                        123,751           3,319
   WorleyParsons(H)                                      46,371           1,594
   Zinifex(H)                                            19,915             201
                                                                  --------------
                                                                         59,917
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AUSTRIA (H) -- 0.6%
   bwin Interactive Entertainment*                       13,300   $         398
   IMMOEAST*                                              8,837              80
   IMMOFINANZ(A)                                          7,111              77
   OMV                                                   47,789           3,452
   Raiffeisen International Bank
      Holding(A)                                          5,616             720
   Schoeller-Bleckmann Oilfield
      Equipment                                           2,700             237
   Telekom Austria                                       20,000             452
   Verbund - Oesterreichische
      Elektrizitaetswirtschafts, Cl A                     1,697             126
   Voestalpine                                           51,913           3,263
   Wienerberger                                           5,900             285
                                                                  --------------
                                                                          9,090
                                                                  --------------
BELGIUM (H) -- 1.0%
   Belgacom                                              16,720             801
   Compagnie Maritime Belge                               1,592             118
   Delhaize Group                                        10,769             816
   Dexia                                                 52,099           1,225
   Fortis                                               139,512           3,081
   Fortis (Netherlands Line)                             47,682           1,051
   Gimv                                                   9,200             650
   InBev                                                  2,300             208
   KBC Groep                                              9,644           1,209
   Solvay(A)                                              7,465             938
   UCB                                                   10,983             521
   Umicore                                               66,565           3,382
                                                                  --------------
                                                                         14,000
                                                                  --------------
BERMUDA -- 0.4%
   Esprit Holdings                                       93,000           1,169
   Great Eagle Holdings                                 222,300             671
   Hongkong Land Holdings                               761,300           3,289
   Pacific Century Premium
     Developments                                       325,000             117
   Sinolink Worldwide Holdings                          618,000             104
   USI Holdings                                          20,000              13
                                                                  --------------
                                                                          5,363
                                                                  --------------
BRAZIL -- 0.4%
   Banco do Brasil                                      134,000           2,241
   Cia Vale do Rio Doce ADR                              20,200             592
   Gerdau ADR                                            38,925           1,276
   Unibanco - Uniao de Bancos
     Brasileiros GDR                                      7,200             976
                                                                  --------------
                                                                          5,085
                                                                  --------------
CANADA -- 3.3%
   Barrick Gold                                          97,200           5,049
   Barrick Gold (CAD)                                    20,000           1,046
   Bombardier, Cl B*                                    158,300             910
   Cameco                                                43,431           1,709
   Canadian Imperial Bank of Commerce                    14,900           1,016
   Canadian National Railway                             10,200             542
   Canadian Natural Resources                            28,400           2,139
   Eastern Platinum*                                    494,050           1,791
   EnCana                                                77,900           5,951
   Fairfax Financial Holdings                             1,100             337
   Gerdau Ameristeel                                     86,800           1,291
   Gildan Activewear*                                    12,500             473
   HudBay Minerals*                                      22,400             430


--------------------------------------------------------------------------------
     SEI Institutional Investment Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Inmet Mining                                          10,600   $         923
   Methanex                                               9,600             279
   Nexen                                                      1              --
   Petro-Canada                                          17,600             847
   Potash Saskatchewan                                   45,200           7,222
   Power Corp of Canada                                  12,300             432
   Research In Motion*                                   46,590           4,840
   Rogers Communications, Cl B                           73,640           2,921
   Royal Bank of Canada                                  27,400           1,382
   Shoppers Drug Mart                                     9,100             467
   Suncor Energy                                         10,800           1,119
   Teck Cominco, Cl B                                    32,500           1,303
   TELUS, Cl A                                           17,266             776
   Toronto-Dominion Bank                                 20,600           1,386
                                                                  --------------
                                                                         46,581
                                                                  --------------
CAYMAN ISLANDS -- 0.1%
   Focus Media Holding ADR* (A)                          31,300           1,577
   Solomon Systech International(A) (H)               2,996,800             208
                                                                  --------------
                                                                          1,785
                                                                  --------------
CHINA -- 0.6%
   Alibaba.com* (A)                                      47,000             114
   China Life Insurance(H)                              630,650           2,449
   China Petroleum & Chemical, Cl H(H)                1,106,000           1,209
   China Shenhua Energy(H)                               89,000             453
   Industrial & Commercial Bank of China,
      Cl H (H)                                          321,000             223
   Lenovo Group(H)                                    2,577,000           1,731
   New World Department Store
      China*(H)                                       1,004,200           1,297
   Tencent Holdings(H)                                  100,000             622
                                                                  --------------
                                                                          8,098
                                                                  --------------
CYPRUS -- 0.2%
   Marfin Popular Bank(H)                               247,950           2,404
                                                                  --------------
CZECH REPUBLIC -- 0.2%
   CEZ(H)                                                38,600           2,843
                                                                  --------------
DENMARK (H) -- 1.0%
   AP Moeller - Maersk, A Shares                            127           1,304
   AP Moeller - Maersk, B Shares                             84             867
   Carlsberg, Cl B                                       11,525           1,432
   D/S Nordern                                            3,529             385
   Danisco                                                7,500             528
   Danske Bank                                           38,135           1,457
   East Asiatic                                           4,935             385
   Jyske Bank*                                            3,450             238
   Novo-Nordisk, Cl B                                    30,700           2,100
   Sydbank(A)                                             2,327              84
   Vestas Wind Systems*                                  56,573           5,734
                                                                  --------------
                                                                         14,514
                                                                  --------------
FINLAND -- 1.8%
   Kemira(A) (H)                                         11,812             176
   Konecranes(H)                                         10,866             395
   Metso(H)                                              10,047             523
   Neste Oii(H)                                           7,311             256
   Nokia(H)                                             475,265          17,075
   Nokia ADR                                              4,200             151
   Outokumpu(H)                                          21,404             812
   Pohjola Bank, Cl A(H)                                 38,054             664
   Rautaruukki(H)                                        17,335             756

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Sampo, Cl A(H)                                        19,700   $         535
   Stora Enso, Cl R(H)                                  135,800           1,695
   UPM-Kymmene(H)                                        86,976           1,505
   Wartsila, Cl B(H)                                     12,995             887
                                                                  --------------
                                                                         25,430
                                                                  --------------
FRANCE(H) -- 7.6%
   Accor                                                  5,386             383
   Air France-KLM                                        21,331             575
   Air Liquide(A)                                         4,413             625
   Alstom                                                 8,193           1,721
   April Group                                            4,200             265
   Arkema*                                               18,383           1,045
   Atos Origin*                                           1,773              96
   AXA(A)                                                70,825           2,388
   BNP Paribas                                           99,394           8,885
   Bouygues                                              50,794           3,469
   Capital Gemini                                        18,900           1,032
   Carbone Lorraine                                       3,000             125
   Carrefour                                             35,800           2,518
   Casino Guichard Perrachon                              5,360             606
   Christian Dior                                         3,000             327
   Cie de Saint-Gobain                                   42,269           3,304
   Cie Generale de Geophysique-Veritas*                  13,378           3,264
   Ciments Francais                                       4,100             647
   CNP Assurances                                         2,100             231
   Compagnie Generale des
      Etablissements Michelin, Cl B(A)                   35,900           3,535
   Credit Agricole                                      156,946           4,257
   Dassault Systemes(A)                                  11,855             646
   Electricite de France                                  4,900             457
   Eramet                                                   247             187
   Financiere de L'Odet                                     611             222
   France Telecom                                       273,985           9,197
   Gaz de France                                          8,138             466
   Groupe Danone                                         20,006           1,567
   Lafarge                                               17,269           2,985
   Lagardere S.C.A.                                      31,866           2,503
   L'Oreal                                               22,329           2,650
   Natixis                                                3,022              44
   Nexans                                                 2,400             262
   PagesJaunes Groupe(A)                                 14,600             272
   Pernod-Ricard                                          6,900             730
   Peugeot                                               46,215           3,513
   Publicis Groupe                                        5,300             191
   Renault                                               54,445           5,817
   Rhodia*                                               12,600             313
   Sanofi-Aventis (German Line)                             822              61
   Sanofi-Aventis                                       138,910          10,267
   Schneider Electric                                    12,778           1,455
   SCOR                                                  18,273             414
   Societe Generale                                      44,553           4,767
   Suez*                                                  5,078             323
   Thales                                                10,297             630
   Thomson                                               26,000             200
   Total                                                171,454          12,910
   Valeo                                                  7,000             265
   Veolia Environnement                                  21,173           1,884
   Vilmorin & Cie                                           171              29
   Vivendi                                               41,917           1,657
   Wendel                                                 3,700             417
                                                                  --------------
                                                                        106,599
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTEMENTS (Unaudited)

International Equity Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
GERMANY -- 9.2%
   Allianz(H)                                            71,103   $      12,309
   Altana(H)                                             14,777             343
   Arcandor* (A) (H)                                     14,881             263
   BASF(H)                                               94,255          11,993
   Bayer(H)                                             116,336           8,958
   Bayerische Motoren Werke                               7,836             430
   Bilfinger Berger(H)                                    1,663             132
   Commerzbank(H)                                        72,006           2,184
   Continental(H)                                         8,600             843
   DaimlerChrysler(H)                                   139,054          11,671
   Deutsche Bank(H)                                      50,479           5,637
   Deutsche Beteiligungs(A) (H)                          19,700             595
   Deutsche Boerse(H)                                    15,939           2,526
   Deutsche Lufthansa(H)                                149,768           3,505
   Deutsche Post(H)                                      29,447             980
   Deutsche Telekom(H)                                   69,600           1,322
   E.ON(H)                                               92,430          17,371
   Fresenius Medical Care(H)                             79,050           4,153
   Gildemeister(H)                                       41,200             960
   Hannover Rueckversicherung(H)                          4,401             210
   Heidelberger Druckmaschinen(A) (H)                     3,599              87
   Henkel KGaA(H)                                        27,428           1,109
   Hochtief(H)                                            5,300             578
   Hypo Real Estate Holding(H)                           30,208             865
   KSB(H)                                                   129              88
   Lanxess(H)                                             2,298              88
   MAN(H)                                                 6,987             920
   MTU Aero Engines Holding(H)                            1,132              58
   Muenchener Rueckversicherungs(H)                      47,333           8,342
   Rheinmetall(H)                                         1,198              84
   RWE(H)                                                64,351           7,783
   Salzgitter(H)                                         10,387           1,833
   SAP(H)                                                 6,748             323
   SGL Carbon*(H)                                        44,000           2,462
   Siemens(H)                                            79,014          10,173
   Suedzucker(A) (H)                                     25,900             569
   ThyssenKrupp(H)                                       74,287           4,273
   Volkswagen(A) (H)                                     10,600           2,409
   Wincor Nixdorf(H)                                      5,712             454
                                                                  --------------
                                                                        128,883
                                                                  --------------
GREECE (H) -- 0.2%
   Alpha Bank                                            16,838             510
   Coca Cola Hellenic Bottling                           28,821           1,262
   National Bank of Greece                                5,197             282
   Public Power                                          11,854             503
   Viohalco                                               6,000              66
                                                                  --------------
                                                                          2,623
                                                                  --------------
HONG KONG (H) -- 2.8%
   Bank of East Asia                                    141,900             763
   BOC Hong Kong Holdings                               249,000             610
   Cheung Kong Holdings                                  76,000           1,135
   China Mobile                                         427,600           6,403
   China Netcom Group Hong Kong                         328,000           1,011
   CLP Holdings                                         213,000           1,665
   Dairy Farm International Holdings                      1,700               8
   Guoco Group                                           64,000             726
   Hang Lung Group                                       55,300             253
   Hang Lung Properties                                  27,000              97
   Hang Seng Bank                                        22,600             428

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Henderson Land Development                            38,000   $         295
   HKR International                                     95,800              74
   Hong Kong & China Gas                                193,600             564
   Hong Kong Exchanges and Clearing                     194,900           3,703
   Hongkong & Shanghai Hotels                           310,000             499
   HongKong Electric Holdings                           160,900             911
   Hopewell Holdings                                    315,400           1,446
   Hutchison Telecommunications
      International                                     190,900             256
   Hutchison Whampoa                                     10,000              94
   Jardine Matheson Holdings                             22,800             631
   Jardine Strategic Holdings                            18,000             290
   Kowloon Development                                   16,000              36
   Li & Fung                                             54,000             196
   New World China Land(A)                              232,300             159
   New World Development(A)                             523,400           1,407
   Orient Overseas International                        368,500           2,170
   SEA Holdings                                           4,000               3
   Shun Tak Holdings                                  1,285,000           1,897
   Singamas Container Holdings(A)                     1,297,500             381
   Sino Land                                             90,000             225
   Sun Hung Kai                                         577,100             558
   Sun Hung Kai Properties                              241,200           4,203
   Swire Pacific, Cl A                                   81,100             924
   Tian An China Investment                             832,900             830
   Transport International Holdings                      18,000              84
   Wharf Holdings                                       676,300           3,420
   Wheelock                                              79,100             232
   Wing Hang Bank                                           500               7
   Wing On International                                  7,000              12
                                                                  --------------
                                                                         38,606
                                                                  --------------
INDIA -- 0.2%
   Reliance Industries GDR(B) (H)                        24,000           2,895
                                                                  --------------
IRELAND (H) -- 0.3%
   Allied Irish Banks                                    55,323           1,120
   CRH                                                   61,461           2,284
   Dragon Oil*                                           22,538             200
   Irish Life & Permanent                                30,800             501
   Total Produce                                         24,239              21
                                                                  --------------
                                                                          4,126
                                                                  --------------
ISRAEL -- 0.4%
   Teva Pharmaceutical Industries ADR                   106,600           5,231
                                                                  --------------
ITALY (H) -- 2.1%
   A2A(A)                                               234,935             950
   Banca Intesa                                          82,354             553
   Banco Popolare Scarl*                                  7,262             137
   Buzzi Unicem                                          36,373             892
   Danieli                                               16,800             480
   Enel                                                 321,653           3,470
   ENI                                                  345,259          11,923
   Fiat(A)                                              136,238           2,879
   Fondiaria-Sai                                         18,900             839
   IFIL - Investments(A)                                 32,303             250
   Iride                                                  9,076              31
   Italcementi(A)                                        19,200             391
   Italcementi                                            3,889              59
   MARR                                                  21,100             213


--------------------------------------------------------------------------------
     SEI Institutional Investment Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Saipem                                                25,300   $       1,034
   Telecom Italia                                     1,219,710           2,732
   UniCredito Italiano                                  246,664           1,815
                                                                  --------------
                                                                         28,648
                                                                  --------------
JAPAN -- 16.7%
   Aeon (H)                                             152,100           1,829
   Aichi(H)                                               1,500              13
   Aichi Bank(H)                                            100               8
   Aioi Insurance(H)                                     52,000             267
   Aisin Seiki(H)                                        70,200           2,791
   Ajinomoto(H)                                          30,000             360
   All Nippon Airways(A) (H)                             12,000              50
   Alps Electric(H)                                       4,400              51
   Amada(H)                                              72,600             545
   AOC Holdings(H)                                       37,600             390
   Aoyama Trading(H)                                     24,800             519
   Asahi Breweries(H)                                    32,000             597
   Asahi Glass(H)                                        41,000             466
   Asahi Kasei(H)                                        92,000             505
   Astellas Pharma(H)                                    11,800             515
   Atsugi(H)                                            524,600             650
   Autobacs Seven(H)                                     22,900             517
   Bank of Ikeda(H)                                         100               3
   Bank of Kyoto(A) (H)                                  75,600             871
   Bank of Okinawa(H)                                       300              10
   Bank of the Ryukyus(H)                                39,300             351
   Belluna(H)                                             2,850              19
   Bosch(H)                                               1,000               4
   Bridgestone(H)                                        46,000             755
   Canon(H)                                              35,900           1,607
   Canon Marketing Japan(H)                                 900              16
   Cawachi(H)                                             1,700              44
   Central Japan Railway(H)                                  61             580
   Chiba Kogyo Bank*(H)                                     700               9
   Chudenko(H)                                              800              12
   Circle K Sunkus(H)                                     2,800              42
   Citizen Holdings(A) (H)                               64,000             536
   CKD(H)                                                 1,000               7
   CMK(H)                                                26,900             214
   Coca-Cola Central Japan(H)                                 2              16
   Coca-Cola West Holdings(H)                            22,900             497
   COMSYS Holdings(H)                                    12,000              97
   Cosmo Oil(H)                                         336,800           1,111
   Credit Saison(H)                                      15,900             435
   Daiei*(H)                                              1,700              11
   Daiichi Sankyo(H)                                      1,700              53
   Daikin Industries(H)                                   1,200              54
   Dainippon Ink and Chemicals(H)                       143,000             519
   Dainippon Screen Manufacturing(A)(H)                  16,000              71
   Dainippon Sumitomo Pharma(A)(H)                       21,000             175
   Daishi Bank(H)                                         1,000               4
   Daiwa House Industry(H)                               59,000             601
   DaVinci Advisors*(H)                                     265             222
   DCM Japan Holdings(H)                                  8,300              44
   Denki Kagaku Kogyo(H)                                 54,000             180
   Denso(H)                                              14,800             551
   Dowa Mining(H)                                        16,000             111
   East Japan Railway(H)                                     75             601
   Eighteenth Bank(H)                                    11,000              39
   Elpida Memory* (A)(H)                                 22,100             732
   FamilyMart(H)                                          5,500             162

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Fanuc(H)                                              16,000   $       1,489
   Fast Retailing(H)                                      3,600             265
   Fuji Electric Holdings(H)                             56,000             213
   Fuji Fire & Marine Insurance(H)                       36,000             101
   Fuji Heavy Industries(H)                              53,000             231
   Fuji Machine Manufacturing(H)                            100               2
   FUJIFILM Holdings(H)                                  42,700           1,599
   Fujitsu(H)                                           453,000           3,216
   Fukuyama Transporting(H)                              81,700             298
   Furuno Electric(H)                                       200               3
   Futaba(H)                                              2,800              49
   Gunma Bank(H)                                        175,100           1,188
   Gunze(H)                                              98,700             456
   Hachijuni Bank(H)                                     24,000             157
   Hakuhodo DY Holdings(H)                                2,120             121
   Hankyu Holdings(H)                                   188,000             832
   Heiwa(H)                                               9,900              99
   Higashi-Nippon Bank(H)                                 9,000              31
   Hikari Tsushin(H)                                      6,800             206
   Hirose Electric(H)                                     3,300             349
   Hitachi(H)                                           470,100           3,400
   Hitachi Cable(H)                                      29,000             129
   Hitachi Koki(H)                                        3,100              43
   Hitachi Maxell(H)                                      6,400              70
   Hitachi Metals(H)                                      9,000             126
   Hokkaido Electric Power(H)                            16,000             358
   Honda Motor(H)                                       132,900           4,048
   Hoya(H)                                               44,800           1,134
   Hyakugo Bank(H)                                       18,000             102
   Hyakujushi Bank(H)                                     1,000               5
   Idemitsu Kosan(H)                                      9,900             812
   Inpex Holdings(H)                                        162           1,816
   Isetan(H)                                             11,000             130
   Itochu(H)                                            330,100           3,469
   Japan Petroleum Exploration(H)                           300              21
   Japan Steel Works(H)                                 372,890           6,047
   Japan Tobacco(H)                                         891           4,492
   JFE Holdings(H)                                       90,200           4,011
   JGC(H)                                                44,000             712
   Joshin Denki(A)(H)                                    32,500             278
   JS Group(H)                                            9,500             161
   Kagawa Bank(H)                                         2,000              11
   Kagoshima Bank(H)                                      1,000               7
   Kamigumi(H)                                            9,000              68
   Kaneka(H)                                             33,000             229
   Kansai Electric Power(H)                              51,500           1,257
   Kanto Tsukuba Bank(H)                                 35,400             188
   Kawasaki Heavy Industries(H)                           4,000              10
   Kawasaki Kisen Kaisha(H)                              87,000             881
   KDDI(H)                                                    7              42
   Keisei Electric Railway(H)                            24,000             125
   Keyence(H)                                             5,300           1,234
   Kinden(H)                                              7,000              65
   Kirin Holdings(H)                                     37,000             619
   Kobe Steel(H)                                        411,000           1,279
   Komatsu(H)                                            35,000             887
   Komori(H)                                             18,400             383
   Konica Minolta Holdings(H)                             3,500              49
   Kuraray(H)                                            40,000             476
   Kyoei Steel(H)                                         1,800              37
   Kyorin(H)                                              2,000              28
   Kyowa Hakko Kogyo(H)                                  34,000             328


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTEMENTS (Unaudited)

International Equity Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Kyushu Electric Power(H)                              62,900   $       1,582
   Leopalace21(H)                                         6,600             135
   Maeda Road Construction(H)                             6,000              49
   Makita(H)                                              9,900             349
   Marubeni(H)                                          181,000           1,368
   Matsushita Electric Industrial(H)                    215,200           4,524
   Mazda Motor(H)                                        96,000             390
   Millea Holdings(H)                                    71,200           2,627
   Mitsubishi(H)                                        317,500           9,666
   Mitsubishi Chemical Holdings(H)                      316,500           2,136
   Mitsubishi Electric(H)                                64,000             586
   Mitsubishi Gas Chemical(H)                           116,000             858
   Mitsubishi Heavy Industries(A)(H)                    206,000             961
   Mitsubishi Materials(H)                              161,600             753
   Mitsubishi Paper Mills(H)                            324,100             605
   Mitsubishi Rayon(H)                                   40,000             136
   Mitsubishi UFJ Financial Group(H)                    704,120           6,193
   Mitsui(H)                                            251,400           5,455
   Mitsui Chemicals(H)                                  325,000           2,301
   Mitsui Mining & Smelting(H)                           47,000             172
   Mitsui OSK Lines(H)                                  352,000           4,562
   Mitsui Sumitomo Insurance(H)                          70,300             737
   Mitsui Trust Holdings(H)                              32,000             220
   Mizuho Financial Group(H)                                336           1,387
   Murata Manufacturing(H)                               16,980             919
   N E Chemcat(H)                                         1,000              20
   Nafco(H)                                                 700              10
   Nagase(H)                                              6,000              61
   Namco Bandai Holdings(H)                              74,300             917
   NEC(H)                                               165,000             709
   NHK Spring(H)                                          9,000              70
   Nichicon(H)                                           35,500             277
   Nidec(H)                                               4,800             317
   Nikon(A)(H)                                           39,400           1,102
   Nintendo(H)                                           22,695          11,277
   Nippo(H)                                              78,300             514
   Nippon Beet Sugar Manufacturing(H)                   150,100             323
   Nippon Electric Glass(H)                              26,700             386
   Nippon Konpo Unyu Soko(H)                             60,700             826
   Nippon Light Metal(H)                                  9,000              14
   Nippon Metal Industry(H)                              10,000              36
   Nippon Mining Holdings(H)                            359,400           2,124
   Nippon Oil(H)                                        241,000           1,641
   Nippon Sheet Glass(H)                                 90,000             420
   Nippon Shokubai(H)                                    30,000             221
   Nippon Soda(H)                                         9,000              31
   Nippon Steel(A)(H)                                   623,100           3,271
   Nippon Telegraph & Telephone(H)                        1,395           6,071
   Nippon Thompson(H)                                     4,000              24
   Nippon Yusen(A)(H)                                    36,000             332
   Nishi-Nippon City Bank(H)                             30,000              78
   Nissan Motor(H)                                      463,860           4,163
   Nissay Dowa General Insurance(H)                       3,000              16
   Nisshin Oillio Group(H)                               13,000              42
   Nisshin Steel(H)                                      98,000             351
   Nisshinbo Industries(A)(H)                            62,200             651
   Nitto Kogyo(H)                                         2,600              30
   NOK(H)                                                 2,500              52
   Nomura Holdings(H)                                   124,500           1,951
   NSK(H)                                                 9,000              77
   NTT Data(H)                                               19              89

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   NTT DoCoMo(H)                                          1,072   $       1,567
   Oita Bank(H)                                           1,000               6
   Oki Electric Industry, Cl B(A)(H)                    467,000             833
   Olympus(H)                                            16,000             467
   Omron(H)                                              41,200             914
   ORIX(H)                                               30,010           4,478
   Osaka Gas(H)                                         139,000             557
   Pacific Metals(H)                                      9,000             107
   Plenus(H)                                              1,700              20
   Ricoh(H)                                              45,000             721
   Riso Kagaku(H)                                         1,600              23
   Rohm(H)                                                7,000             509
   Roland(H)                                              1,300              27
   Saizeriya(H)                                           2,600              25
   Sakai Chemical Industry(H)                             3,000              12
   Sankyo(H)                                              2,700             144
   Sanwa Shutter(H)                                      50,000             242
   Sazaby League(H)                                         100               2
   Sega Sammy Holdings(A)(H)                             19,200             211
   Seiko Epson(H)                                        15,200             387
   Seino Holdings(H)                                     18,000             119
   Sekisui Chemical(H)                                   46,000             322
   Sekisui House(A)(H)                                   34,000             351
   Senshukai(H)                                           3,000              21
   SFCG(A)(H)                                             3,600             431
   Sharp(H)                                             157,000           2,851
   Shiga Bank(H)                                          9,000              57
   Shin-Etsu Chemical(H)                                  7,000             377
   Shin-Etsu Polymer(H)                                   2,800              18
   Shinsei Bank(H)                                       28,000             113
   Shiseido(H)                                            6,000             136
   Showa(H)                                               5,300              47
   Showa Shell Sekiyu(A)(H)                              48,800             494
   Sintokogio(H)                                            300               3
   Sky Perfect Jsat(H)                                       71              21
   SMC(H)                                                 9,900           1,053
   Softbank(A)(H)                                       253,000           4,920
   Sojitz(H)                                            111,900             419
   Sompo Japan Insurance(H)                              34,000             315
   Sony(H)                                               15,400             726
   Sony Financial Holdings                                  112             446
   Sumco Techxiv(H)                                       1,000              23
   Sumitomo(H)                                          174,000           2,497
   Sumitomo Chemical(H)                                 234,600           1,621
   Sumitomo Electric Industries(H)                       52,780             780
   Sumitomo Heavy Industries(H)                          26,000             207
   Sumitomo Metal Industries(H)                          80,600             341
   Sumitomo Metal Mining(H)                              46,000             966
   Sumitomo Mitsui Financial Group(A)(H)                  1,004           7,238
   Sumitomo Rubber Industries(H)                         16,800             129
   Suzuken(H)                                             7,500             270
   Suzuki Motor(H)                                       48,300           1,302
   T&D Holdings(H)                                       12,300             628
   Taisho Pharmaceutical(H)                              30,000             610
   Takata(H)                                              4,000             101
   Takeda Pharmaceutical(H)                              22,300           1,241
   Takefuji(H)                                           20,450             515
   Takeuchi Manufacturing(H)                                900              22
   Teijin(H)                                             12,000              46
   Terumo(H)                                              2,600             141
   Toagosei(H)                                          142,000             485


--------------------------------------------------------------------------------
     SEI Institutional Investment Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Tochigi Bank(H)                                        5,000   $          29
   Toda(A)(H)                                            82,000             356
   Tokai Rika(H)                                         15,000             430
   Tokuyama(H)                                           12,000              89
   Tokyo Electric Power(H)                               95,200           2,440
   Tokyo Electron(H)                                      6,400             396
   Tokyo Gas(H)                                          84,100             376
   Tokyo Ohka Kogyo(H)                                    2,700              57
   Tokyu(H)                                              53,400             309
   Toppan Printing(H)                                    48,000             523
   Topre(H)                                                 400               4
   Topy Industries(H)                                    16,000              43
   Toshiba(A)(H)                                        572,400           4,285
   Toshiba TEC(H)                                        15,000              94
   Tosoh(H)                                              66,000             236
   Toyo Seikan Kaisha(H)                                 38,100             667
   Toyoda Gosei(H)                                        2,800             101
   Toyota Boshoku(H)                                      1,400              48
   Toyota Industries(H)                                  18,800             710
   Toyota Motor(H)                                      149,400           8,103
   Trend Micro(H)                                        37,500           1,289
   Trusco Nakayama(H)                                     1,100              17
   TV Asahi(A)(H)                                           104             150
   Unicharm(H)                                            8,500             620
   UNY(H)                                                57,000             453
   West Japan Railway(H)                                      7              32
   Yahoo! Japan(H)                                        2,749           1,220
   Yakult Honsha(H)                                       6,700             187
   Yamada Denki(H)                                       45,130           3,940
   Yamaha(H)                                             12,300             241
   Yamaha Motor(H)                                       22,700             450
   Yamato Holdings(H)                                    90,400           1,318
   Yamato Kogyo(H)                                        6,300             265
   Yokogawa Bridge Holdings(A)(H)                        52,600             222
   Yokogawa Electric(H)                                  16,800             174
   Yokohama Rubber(H)                                    78,000             401
   Yutaka Giken(H)                                          600              14
   Zeon(H)                                               16,000              78
                                                                  --------------
                                                                        233,098
                                                                  --------------
JERSEY -- 0.0%
   Meinl European Land*(H)                                3,573              45
                                                                  --------------
LUXEMBOURG (H) -- 0.6%
   ArcelorMittal(A)                                      85,252           6,473
   Millicom International Cellular*                       1,900             208
   Oriflame Cosmetics                                     3,015             201
   SES Global (Paris Exchange)                           36,186             900
                                                                  --------------
                                                                          7,782
                                                                  --------------
MEXICO -- 0.5%
   America Movil ADR, Ser L                             103,255           6,243
   Cemex ADR*                                            12,900             355
                                                                  --------------
                                                                          6,598
                                                                  --------------
NETHERLANDS (H) -- 4.2%
   Aegon                                                 59,695             891
   Akzo Nobel                                            73,133           5,362
   Corporate Express(A)                                  83,000             983
   European Aeronautic Defence and
      Space(A)                                           34,026             892
   Heineken Holding                                       9,336             475
   ING Groep                                            395,106          13,130

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Koninklijke Ahold(A)                                 171,964   $       2,260
   Koninklijke BAM Groep                                  8,614             189
   Koninklijke DSM(A)                                    45,086           1,984
   Koninklijke Philips Electronics                        8,464             330
   Nutreco Holding                                        2,364             168
   Royal Dutch Shell, Cl A                              280,339          10,024
   Royal Dutch Shell, Cl B                              279,392           9,812
   Royal KPN                                             63,813           1,205
   Smit Internationale                                    5,900             549
   SNS Reaal                                             20,000             421
   TNT                                                    1,694              67
   TomTom*                                                5,649             265
   Unilever                                             245,452           7,590
   Vedior                                                64,300           1,610
                                                                  --------------
                                                                         58,207
                                                                  --------------
NEW ZEALAND (H) -- 0.1%
   Air New Zealand                                      413,200             550
   Fletcher Building                                     77,200             590
   Infratil                                             127,600             238
   Telecom of New Zealand(A)                             86,963             268
                                                                  --------------
                                                                          1,646
                                                                  --------------
NORWAY (H) -- 1.0%
   Aker Kvaerner                                         15,133             359
   DnB                                                  190,222           2,781
   Fred Olsen Energy                                        655              37
   Norsk Hydro                                          212,400           2,999
   Orkla                                                 68,700             854
   Petroleum Geo-Services                                17,000             408
   Statoil                                              155,550           4,737
   Telenor                                               66,400           1,359
   Yara International                                     9,373             523
                                                                  --------------
                                                                         14,057
                                                                  --------------
PAPUA NEW GUINEA -- 0.0%
   Oil Search(H)                                         15,800              62
                                                                  --------------
POLAND -- 0.0%
   Polski Koncern Naftowy Orlen*(H)                      21,700             369
                                                                  --------------
PORTUGAL (H) -- 0.3%
   Banco Espirito Santo                                   7,672             138
   Cimpor Cimentos de Portugal                           22,046             184
   Energias de Portugal                                 237,859           1,391
   Jeronimo Martins                                     185,327           1,364
   Portugal Telecom                                      49,600             633
   Sonae                                                137,465             250
   Sonae Industria*                                      11,246              81
                                                                  --------------
                                                                          4,041
                                                                  --------------
RUSSIA -- 0.2%
   LUKOIL ADR(H)                                          7,300             543
   OAO Gazprom ADR(H)                                    30,300           1,526
   Uralkali GDR*                                          6,500             263
                                                                  --------------
                                                                          2,332
                                                                  --------------
SINGAPORE -- 0.9%
   Cosco Singapore(H)                                    18,000              51
   DBS Group Holdings(H)                                 59,000             718
   Flextronics International*                               600               6
   Ho Bee Investment(H)                                   6,000               5
   Hong Leong Finance(H)                                122,100             327


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTEMENTS (Unaudited)

International Equity Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Hotel Grand Central(H)                                24,350   $          17
   Jardine Cycle & Carriage(H)                           65,944             994
   Keppel(H)                                             63,000             475
   Kim Eng Holdings(H)                                  316,100             495
   Mapletree Logistics Trust+++(H)                      589,400             399
   NatSteel(H)                                            4,000               4
   Neptune Orient Lines(A) (H)                           26,000              57
   SembCorp Industries(H)                               189,000             636
   Singapore Airlines(H)                                 58,900             639
   Singapore Petroleum(H)                               490,700           2,398
   Singapore Press Holdings(H)                           51,000             159
   Singapore Technologies Engineering(H)                160,000             387
   Singapore Telecommunications(H)                      786,900           2,130
   SP Chemicals(H)                                       64,000              35
   United Overseas Bank(H)                               55,100             699
   UOB-Kay Hian Holdings(H)                              59,000              85
   Venture(H)                                             2,000              15
   Wheelock Properties S(A) (H)                         432,400             579
   Wilmar International(A) (H)                          326,000           1,010
   Yanlord Land Group(A) (H)                             87,000             155
                                                                  --------------
                                                                         12,475
                                                                  --------------
SOUTH AFRICA -- 0.4%
   Harmony Gold Mining*(H)                                6,700              82
   Mondi                                                  5,057              41
   Sanlam(H)                                            379,530             910
   Sasol(H)                                              86,126           4,447
                                                                  --------------
                                                                          5,480
                                                                  --------------
SOUTH KOREA -- 0.5%
   Daelim Industrial(H)                                  15,180           2,361
   Honam Petrochemical(H)                                 6,500             632
   Hynix Semiconductor*(H)                               14,500             373
   Hyundai Mobis(H)                                       8,020             616
   Industrial Bank of Korea(H)                           26,750             431
   Kookmin Bank(H)                                        9,600             592
   POSCO(H)                                                 700             385
   Samsung Electronics GDR(B) (H)                         3,542           1,033
   Samsung Electronics(H)                                   555             325
   SK Telecom(H)                                            360              73
   SK Telecom ADR(A)                                     13,900             312
                                                                  --------------
                                                                          7,133
                                                                  --------------
SPAIN (H) -- 2.9%
   Acciona                                                1,893             481
   Acerinox(A)                                            4,009             101
   ACS Actividades Construcciones y
     Servicios(A)                                        10,906             557
   Banco Bilbao Vizcaya Argentaria                      200,628           4,136
   Banco Santander Central Hispano                      342,160           6,113
   Cementos Portland Valderrivas                          2,400             229
   Fomento de Construcciones y
     Contratas(A)                                         4,800             289
   Gas Natural SDG(A)                                    74,750           4,529
   Gestevision Telecinco(A)                              14,457             308
   Iberdrola                                            249,436           3,602
   Iberia Lineas Aereas de Espana                        50,000             180
   Inditex(A)                                             9,179             473
   Mapfre                                                88,841             401
   Obrascon Huarte Lain                                   2,295              77
   Repsol                                               228,082           7,868
   Sacyr Vallehermoso                                     1,020              31
   Sol Melia(A)                                          16,000             240

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Telefonica                                           324,334   $       9,385
   Union Fenosa(A)                                       20,059           1,322
                                                                  --------------
                                                                         40,322
                                                                  --------------
SWEDEN (H) -- 1.5%
   Assa Abloy, Cl B(A)                                   43,800             784
   Atlas Copco, Cl A                                     23,460             364
   Boliden                                               30,566             349
   Electrolux, Cl B                                      45,400             728
   Hennes & Mauritz, Cl B                                 3,125             175
   Investor, Cl B                                        18,700             395
   Skandinaviska Enskilda Banken, Cl A                   37,661             938
   SKF, Cl B                                             26,478             487
   Ssab Svenskt Stal, Cl A                               17,498             490
   Svenska Cellulosa, Cl B                              108,211           1,775
   Svenska Handelsbanken, Cl A                           14,572             406
   Swedbank                                               5,900             159
   Swedish Match                                         95,277           2,219
   Tele2, Cl B                                          174,150           3,059
   TeliaSonera                                          391,496           3,117
   Trelleborg, Cl B                                      15,807             283
   Volvo, Cl B                                          207,250           3,075
   Vostok Gas*                                           23,200           1,701
   Wihlborgs Fastigheter                                  4,806             102
                                                                  --------------
                                                                         20,606
                                                                  --------------
SWITZERLAND -- 5.9%
   ABB(H)                                                62,619           1,557
   Adecco(H)                                             16,000             836
   Baloise Holding(H)                                     3,506             316
   Bobst Group(H)                                           885              63
   Bucher Industries(H)                                     265              67
   Ciba Specialty Chemicals(A) (H)                        6,692             267
   Clariant(A) (H)                                       24,000             205
   Compagnie Financiere Richemont, Cl A
     (H)                                                 90,088           5,205
   Credit Suisse Group(H)                               126,388           6,201
   Elektrizitaets-Gesellschaft Laufenburg                   250             307
   Givaudan(H)                                              126             126
   Helvetia Holding(H)                                      750             285
   Holcim(H)                                             42,008           4,275
   Inficon Holding(H)                                     3,500             533
   Kuoni Reisen Holding*(H)                                  98              46
   Lindt & Spruengli*(H)                                     40             133
   Lonza Group(H)                                         1,189             156
   Nestle(H)                                             34,053          16,219
   Nobel Biocare Holding(H)                               3,017             728
   Novartis(A) (H)                                      130,040           6,410
   Rieter Holding(H)                                        503             202
   Roche Holding(A) (H)                                  49,524           9,691
   STMicroelectronics(H)                                 36,628             440
   Swatch Group(H)                                        9,329             530
   Swiss Life Holding(H)                                  4,549           1,138
   Swiss Reinsurance(A) (H)                              90,228           7,216
   Swisscom(H)                                            3,071           1,166
   Syngenta(H)                                           20,834           5,978
   UBS(H)                                                56,226           1,831
   Xstrata(H)                                            47,838           3,736
   Zurich Financial Services(H)                          18,735           5,845
                                                                  --------------
                                                                         81,708
                                                                  --------------
TAIWAN -- 0.3%
   Compal Electronics(H)                              1,032,618             930
   High Tech Computer GDR                                10,140             842


--------------------------------------------------------------------------------
     SEI Institutional Investment Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Taiwan Semiconductor Manufacturing H)                528,229   $       1,032
   Taiwan Semiconductor Manufacturing ADR               125,549           1,223
                                                                  --------------
                                                                          4,027
                                                                  --------------
THAILAND -- 0.1%
   PTT(H)                                               101,300           1,083
                                                                  --------------
UNITED KINGDOM -- 15.1%
   3i Group(H)                                           37,811             612
   Alliance & Leicester(A) (H)                           61,108             678
   Amec(H)                                              277,028           4,231
   Anglo American(H)                                    119,097           7,568
   Antofagasta(H)                                        44,300             707
   ARM Holdings(H)                                       61,587             110
   Associated British Foods(H)                          114,100           1,914
   AstraZeneca (SEK) (H)                                 14,354             537
   AstraZeneca(H)                                        89,502           3,349
   Atkins WS(H)                                           2,226              49
   Autonomy*(H)                                         130,400           2,428
   Aviva(H)                                             474,929           5,730
   BAE Systems(H)                                     1,408,088          13,418
   Balfour Beatty(H)                                     13,442             118
   Barclays(H)                                          599,991           5,629
   Barratt Developments(H)                               54,424             441
   BG Group(H)                                           31,708             748
   BHP Billiton(H)                                      326,777          10,466
   Bovis Homes Group(H)                                   3,351              39
   BP(H) (H)                                          1,114,037          12,028
   British Airways*(H)                                   47,394             241
   British American Tobacco(H)                           76,585           2,875
   British Energy Group(H)                              201,000           2,241
   British Land++(H)                                     76,633           1,439
   BT Group, Cl A(H)                                    169,549             764
   Cairn Energy(H)                                        6,800             365
   Centrica(H)                                          532,820           3,406
   Charter*(H)                                           32,615             532
   Chaucer Holdings(H)                                  215,900             419
   Cookson Group(H)                                      21,655             255
   Daily Mail & General Trust, Cl A(H)                   18,057             167
   Dana Petroleum*(H)                                     3,196              84
   Diageo(H)                                            216,000           4,419
   Emap(H)                                                5,166              94
   Enterprise Inns(H)                                    37,205             306
   Firstgroup(H)                                        198,796           2,272
   Friends Provident(H)                                 222,000             585
   GKN(H)                                                76,000             396
   GlaxoSmithKline(H)                                   378,580           8,273
   Hays(H)                                               73,496             158
   HBOS(H)                                              450,941           5,364
   Hiscox(H)                                             14,912              81
   Home Retail Group(H)                                 364,994           1,866
   HSBC Holdings(H)                                     496,309           7,512
   IMI(H)                                                36,000             276
   Imperial Tobacco Group(H)                             43,718           2,026
   Investec(H)                                           17,180             125
   ITV(H)                                               791,100           1,048
   Kazakhmys(H)                                          28,423             867
   Legal & General Group(H)                             319,961             788
   Lloyds TSB Group(H)                                  183,078           1,638
   LogicaCMG(H)                                          35,612              65
   London Stock Exchange Group(H)                        89,080           2,391

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                         (Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Man Group(H)                                          22,284   $         243
   Marks & Spencer Group(H)                              36,100             286
   Mitchells & Butlers(H)                                87,239             768
   Mondi(H)                                              48,016             371
   National Grid(H)                                     212,466           3,084
   Next(H)                                               18,964             482
   Old Mutual(H)                                        724,512           1,792
   Premier Foods(H)                                     145,900             265
   Prudential(H)                                        176,829           2,124
   Punch Taverns(H)                                      75,210             958
   QinetiQ(H)                                            26,048             102
   Reckitt Benckiser Group(H)                            32,203           1,739
   Reed Elsevier(H)                                      32,575             410
   Reuters Group(H)                                      61,500             727
   Rio Tinto(H)                                          88,585           9,977
   Rolls-Royce Group, Cl B                            4,203,200               9
   Royal & Sun Alliance Insurance Group(H)              715,683           1,868
   Royal Bank of Scotland Group(H)                    1,280,529           9,693
   Royal Dutch Shell, Cl A (GBP) (H)                    140,594           5,033
   SABMiller(H)                                         159,744           3,322
   Scottish & Southern Energy(H)                         46,070           1,349
   Severn Trent(H)                                       17,400             489
   Smith & Nephew(H)                                    366,950           4,773
   St. Ives Group(H)                                     45,400             229
   Stagecoach Group(H)                                   58,642             291
   Standard Chartered (H) (HKD)                           8,300             273
   Standard Chartered(H)                                 44,832           1,479
   Standard Life(H)                                     189,175             819
   Tate & Lyle(H)                                         3,919              41
   Taylor Woodrow(H)                                    505,434           1,712
   Tesco(H)                                             348,183           2,754
   Thomas Cook Group*(H)                                 40,061             243
   Tui Travel*(H)                                        32,974             176
   Unilever(H)                                           34,370           1,084
   United Utilities(H)                                   40,700             558
   Vedanta Resources(H)                                   6,900             297
   Vodafone Group(H)                                  7,933,648          25,570
   Yell Group(H)                                        140,779             608
                                                                  --------------
                                                                        210,136
                                                                  --------------
Total Common Stock
   (Cost $1,107,005) ($ Thousands)                                    1,223,928
                                                                  --------------
MORTGAGE-BACKED SECURITIES -- 9.6%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 7.0%
   FHLMC
         6.000%, 05/01/22                         $       1,823           1,881
   FHLMC ARM(C)
         5.777%, 01/01/37                                 6,182           6,369
   FHLMC CMO STRIPS, Ser 232, Cl IO,IO
         5.000%, 08/01/35                                 7,575           1,799
   FHLMC CMO STRIPS, Ser 233, Cl 12, IO
         5.000%, 09/15/35                                 1,360             260
   FNMA TBA
         6.000%, 03/01/16 to 01/03/37                    76,600          79,418
   FNMA
         5.500%, 01/01/21 to 01/02/21                        24              25
         4.320%, 04/01/08                                 1,000             989
   FNMA CMO STRIPS, Ser 10, Cl FD(C)
         3.485%, 03/25/08                                 1,253           1,247


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTEMENTS (Unaudited)

International Equity Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   FNMA CMO STRIPS, Ser 359, Cl 6, IO
         5.000%, 11/01/35                         $         613   $         120
   FNMA CMO STRIPS, Ser 360, Cl 2, IO
         5.000%, 08/01/35                                 8,590           2,050
   FNMA CMO STRIPS, Ser 377, Cl 2, IO
         5.000%, 10/01/36                                    16               4
   GNMA ARM(C)
         6.500%, 05/20/34 to 20/06/34                       665             676
         6.125%, 07/20/35                                   246             250
         6.000%, 06/20/35                                   433             440
         5.625%, 08/20/34                                   136             138
         5.500%, 03/20/36                                   350             356
         5.000%, 02/20/36                                   215             217
         4.750%, 12/20/33                                 1,779           1,782
                                                                  --------------
                                                                         98,021
                                                                  --------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 2.6%
   American Home Mortgage Investment
      Trust, Ser 2004-3, Cl 2A(C)
         6.149%, 03/01/08                                 1,916           1,885
   American Home Mortgage Investment
      Trust, Ser 2005-1, Cl 6A(C)
         5.294%, 03/25/08                                 3,700           3,561
   American Home Mortgage Investment
      Trust, Ser 2005-4, Cl 5A(C)
         5.350%, 03/25/08                                 2,433           2,367
   American Home Mortgage Investment
      Trust, Ser 2006-1, Cl 2A3(C)
         5.100%, 03/25/08                                 1,301           1,284
   Banc of America Commercial
      Mortgage, Ser 2006-2, Cl A1
         5.611%, 05/10/45                                   685             691
   Banc of America Funding, Ser 2006-A,
      Cl 2A2(C)
         5.619%, 03/01/08                                   151             148
   Banc of America Mortgage Securities,
      Ser 2004-10, Cl 2A1
         5.000%, 12/25/19                                   577             580
   Countrywide Alternative Loan Trust,
      Ser 2004-33, Cl 1A1(C)
         6.742%, 03/01/08                                   328             324
   Countrywide Alternative Loan Trust,
      Ser 2005-69, Cl M3(C)
         4.285%, 03/27/08                                   225             125
   Countrywide Alternative Loan Trust,
      Ser 2005-IM1, Cl M3(C)
         5.135%, 03/27/08                                   338              51
   Countrywide Alternative Loan Trust,
      Ser 2006-OA11, Cl M3(C)
         3.565%, 03/30/08                                   456             216
   Countrywide Home Loan Mortgage
      Pass Through Trust, Ser 2004-22, Cl A1(C)
         5.095%, 03/01/08                                   519             519
   Countrywide Home Loan Mortgage
      Pass Through Trust, Ser 2006-HYB1, Cl 1A1(C)
         5.356%, 03/20/08                                   499             443
   Countrywide Home Loan Mortgage
      Pass Through Trust, Ser 2006-HYB2, Cl A1(C)
         4.991%, 03/20/08                                 1,380           1,408

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Deutsche ALT-A Securities Alternate
      Loan Trust, Ser 2006-AB3, Cl A1(C)
         6.250%, 06/30/36                         $         785   $         794
   DSLA Mortgage Loan Trust, Ser 2004-
      AR4, Cl B1(C)
         3.719%, 03/19/08                                   265             250
   DSLA Mortgage Loan Trust, Ser 2006-
      AR1, Cl M4(C)
         3.859%, 03/19/08                                   221             147
   DSLA Mortgage Loan Trust, Ser 2006-
      AR1, Cl M5(C)
         3.929%, 03/19/08                                   140              90
   DSLA Mortgage Loan Trust, Ser 2006-
      AR1, Cl M7(C)
         4.869%, 03/19/08                                   140              73
   First Horizon Alternative Mortgage
      Securities, Ser 2006-AA6, Cl 2A1(C)
         5.634%, 03/01/08                                 3,221           2,776
   First Horizon Asset Securities,
      Ser 2006-AR3, Cl 1A1(C)
         5.672%, 03/01/08                                   688             694
   Greenpoint Mortgage Funding Trust,
      Ser 2006-AR1, Cl M3(C)
         3.705%, 03/27/08                                   300             105
   GS Mortgage Securities, Ser 2007-
      GG10, Cl A4(C)
         5.799%, 03/01/08                                   100              97
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR6, Cl 1A(C)
         7.468%, 03/01/08                                    79              80
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR11, Cl 4A1(C)
         5.780%, 03/01/08                                 1,549           1,302
   JP Morgan Chase Commercial
      Mortgage Securities, Ser 2006- CB17,
      Cl A4
         5.429%, 12/12/43                                   100              95
   Lehman Mortgage Trust, Ser 2006-4, Cl 4A1
         6.000%, 08/25/21                                 2,732           2,767
   Master Adjustable Rate Mortgages
      Trust, Ser 2004-6, Cl 2A1(C)
         5.931%, 07/25/34                                 1,047           1,063
   Master Adjustable Rate Mortgages
      Trust, Ser 2005-2, Cl 3A1(C)
         5.379%, 03/01/08                                   518             510
   Merrill Lynch Mortgage Trust,
      Ser 2006-1, Cl 1A(C)
         5.300%, 03/01/08                                 1,471           1,453
   Nomura Asset Acceptance, Ser 2004-
      R1, Cl A1(B)
         6.500%, 03/25/34                                   311             316
   Nomura Asset Acceptance, Ser 2004-
      R2, Cl A1(B) (C)
         6.500%, 10/25/34                                   372             385
   Nomura Asset Acceptance, Ser 2007-
      1, Cl 1A1A
         5.995%, 03/25/47                                 1,127           1,123
   Ownit Mortgage Loan Asset-Backed
      Certificates, Ser 2006-1, Cl AF1
         5.424%, 12/25/36                                   481             475


--------------------------------------------------------------------------------
     SEI Institutional Investment Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Residential Accredit Loans, Ser 2005-
      QA3, Cl NB2(C)
         5.239%, 03/25/08                         $       1,342   $       1,385
   Residential Accredit Loans, Ser 2005-
      QO5, Cl M3(C)
         3.935%, 03/25/08                                   398             278
   Residential Accredit Loans, Ser 2006-
      QO1, Cl 2A3(C)
         3.535%, 03/27/08                                   265             237
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 3A1(C)
         5.246%, 03/25/08                                 1,235           1,246
   Structured Adjustable Rate Mortgage
      Loan Trust, Ser 2005-16XS, Cl M2(C)
         4.035%, 03/25/08                                   200              80
   WaMu Mortgage Pass Through
      Certificates, Ser 2007-HY4, Cl 1A1(C)
         5.550%, 03/01/08                                 2,649           2,647
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY6,
      Cl 1A1(C)
         5.707%, 06/25/37                                   905             913
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-I,
      Cl B1(C)
         6.506%, 03/01/08                                    93              93
                                                                  --------------
                                                                         35,076
                                                                  --------------
Total Mortgage-Backed Securities
   (Cost $134,590) ($ Thousands)                                        133,097
                                                                  --------------
ASSET-BACKED SECURITIES -- 1.1%

MORTGAGE RELATED SECURITIES -- 1.1%
   Aames Mortgage Investment Trust,
      Ser 2005-4, Cl B2(C)
         5.885%, 03/12/08                                   110              27
   ACE Securities, Ser 2003-NC1, Cl M(C)
         3.915%, 03/25/08                                   600             512
   ACE Securities, Ser 2003-OP1,
      Cl M1(C)
         3.835%, 03/26/08                                   250             209
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1(C)
         4.485%, 03/25/08                                   378             331
   Argent Securities, Ser 2003-W5,
      Cl M1(C)
         3.835%, 03/25/08                                   250             223
   Argent Securities, Ser 2003-W9,
      Cl M1(C)
         3.825%, 03/26/08                                   343             324
   Asset-Backed Securities Home Equity,
      Ser 2003-HE5, Cl M1(C)
         3.871%, 03/15/08                                   456             425
   Countrywide Asset-Backed Certificates,
      Ser 2003-5, Cl MV2(C)
         4.735%, 03/25/08                                   242             218
   Countrywide Asset-Backed Certificates,
      Ser 2005-15, Cl 1AF1(C)
         3.275%, 03/25/08                                   155             155

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Credit Suisse Asset-Backed Mortgage
      Backed Trust, Ser 2006-1,
      Cl A1B(C)
         3.355%, 03/26/08                         $         274   $         272
   GSAA Home Equity NIM Trust,
      Ser 2006-2, Cl 2A1(C)
         3.235%, 03/27/08                                 1,003             992
   GSAMP NIM Trust, Ser 2006-HE3,
      Cl N1(B)
         5.500%, 05/25/36                                    67               3
   Home Equity Asset NIM Trust,
      Ser 2003-4, Cl M2(C)
         5.535%, 03/25/08                                   304             284
   Home Equity Asset NIM Trust,
      Ser 2006-1, Cl A(B)
         6.500%, 05/27/36                                    62               2
   Lehman XS Trust, Ser 2005-5N,
      Cl M4(C)
         4.885%, 03/31/08                                   525             131
   Lehman XS Trust, Ser 2005-7N,
      Cl M5I(C)
         4.626%, 03/31/08                                   120              45
   Lehman XS Trust, Ser 2005-7N,
      Cl M7I(C)
         4.885%, 03/27/08                                   300              75
   Lehman XS Trust, Ser 2005-9N,
      Cl M4(C)
         4.776%, 03/30/08                                   170             114
   Master Asset Backed Securities Trust,
      Ser 2006-AB1, Cl A1(C)
         3.275%, 03/27/08                                 1,086           1,064
   Merrill Lynch Mortgage Investors,
      Ser 2003-HE1, Cl M2(C)
         4.785%, 03/25/08                                    49              39
   Morgan Stanley Capital, Ser 2003-
      NC10, Cl M1(C)
         4.396%, 03/27/08                                   573             517
   New Century Home Equity Loan Trust,
      Ser 2004-A, Cl AII3(C)
         4.450%, 03/01/08                                    37              36
   New Century Home Equity Loan Trust,
      Ser 2005-A, Cl A2
         4.461%, 08/25/35                                   499             494
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1(C)
         3.785%, 03/23/08                                   200             182
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M10(B) (C)
         5.635%, 03/27/08                                    60              10
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M11(B) (C)
         5.635%, 03/27/08                                   140              17
   Residential Asset Mortgage Products,
      Ser 2003-RS11, Cl MII1(C)
         4.230%, 03/25/08                                    54              50
   Residential Asset Mortgage Products,
      Ser 2006-RZ1, Cl A1(C)
         3.456%, 03/27/08                                   880             874
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2A(B) (C)
         3.235%, 03/25/08                                   656             641


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTEMENTS (Unaudited)

International Equity Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B(B) (C)
         3.285%, 03/25/08                         $       1,400   $       1,284
   SB Finance Trust, Ser 2006-KS4N,
      Cl N1(B)
         7.500%, 06/25/36                                    64              27
   Securitized Asset-Backed Receivables
      LLC Trust, Ser 2006-NC1, Cl A2(C)
         3.536%, 03/25/08                                 3,300           3,074
   Structured Asset Investment Loan
      Trust, Ser 2003-BC4, Cl M2(C)
         6.135%, 03/25/08                                   199             159
   Structured Asset Investment Loan
      Trust, Ser 2005-1, Cl A4(B) (C)
         3.365%, 03/25/08                                    15              15
   Terwin Mortgage Trust, Ser 2006-5,
      Cl 1A2A(B) (C)
         3.225%, 03/26/08                                 1,813           1,756
   Terwin Mortgage Trust, Ser 2006-6,
      Cl 2A1
         4.500%, 06/25/36                                   299              60
                                                                  --------------
Total Asset-Backed Securities
   (Cost $16,657) ($ Thousands)                                          14,641
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.5%
   FHLMC(D) (E)
      4.737%, 03/31/08                                       50              50
      4.315%, 03/03/08                                      200             200
   FHLMC(E)
      2.911%, 04/28/08                                      750             747
   FNMA(D)
      4.608%, 03/26/08                                      100             100
   FNMA(D) (E)
      4.717%, 03/12/08                                      250             250
      4.504%, 03/28/08                                       50              50
      4.409%, 04/16/08                                      125             125
      4.263%, 05/07/08                                    5,326           5,301
      4.281%, 05/09/08                                      649             646
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $7,448) ($ Thousands)                                            7,469
                                                                  --------------
PREFERRED STOCK -- 0.4%

BRAZIL -- 0.1%
   Petroleo Brasileiro                                    5,400             264
   Usinas Siderurgicas de Minas Gerais,Cl A              17,300           1,012
                                                                  --------------
                                                                          1,276
                                                                  --------------
GERMANY (H) 0%
   Porsche Automobil Holding                                268             465
   Volkswagen                                               525              73
                                                                  --------------
                                                                            538
                                                                  --------------
ITALY -- 0.0%
   Istituto Finanziario Industriale*                     12,640             357
                                                                  --------------

--------------------------------------------------------------------------------
                                            Shares/ Face Amount
                                                  ($ Thousands)    Market Value
Description                                           Contracts   ($ Thousands)
--------------------------------------------------------------------------------

LUXEMBOURG -- 0.3%
   ArcelorMittal                                         49,740   $       3,821
                                                                  --------------
SOUTH KOREA -- 0.0%
   Samsung Electronics(H)                                 1,400             601
                                                                  --------------
Total Preferred Stock
   (Cost $5,619) ($ Thousands)                                            6,593
                                                                  --------------
CORPORATE OBLIGATIONS -- 0.2%

FINANCIALS -- 0.2%
   Capmark Financial Group(B)
         6.300%, 05/10/17                         $          50              33
         5.875%, 05/10/12                                   100              68
   Discover Financial Services(B)
         6.450%, 06/12/17                                   100              85
   Shinsei Finance Cayman(B) (C)
         6.418%, 01/29/49                                   490             393
   SLM MTN(C) (F)
         4.250%, 09/17/07                                 1,641           1,641
   Washington Mutual Preferred Funding
      Delaware(A) (B) (C)
         6.534%, 03/29/49                                   500             328
                                                                  --------------
Total Corporate Obligations
   (Cost $2,880) ($ Thousands)                                            2,548
                                                                  --------------
PURCHASED OPTION -- 0.0%

UNITED STATES -- 0.0%
   July 2008 U.S. Ten Year Treasury,
      Expires 06/21/08*
      Strike Price $95                                       28             185
                                                                  --------------
Total Purchased Option
   (Cost $12) ($ Thousands)                                                 185
                                                                  --------------
EXCHANGE TRADED FUND -- 0.0%

   UNITED STATES -- 0.0%
      iShares MSCI EAFE Index Fund                          400              29
                                                                  --------------
Total Exchange Traded Fund
   (Cost $27) ($ Thousands)                                                  29
                                                                  --------------

                                                    Number Of
                                                     Rights
                                                  -------------
RIGHT -- 0.0%

FRANCE -- 0.0%
   Societe Generale(A)                                       34              --
                                                                  --------------
Total Right (Cost $0) ($ Thousands)                                          --
                                                                  --------------
COMMERCIAL PAPER (E) -- 0.6%
   Deutsche Bank
      3.000%, 03/03/08                                    4,000           3,999


--------------------------------------------------------------------------------
     SEI Institutional Investment Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Rabobank Finance
         3.000%, 03/03/08                         $       4,500   $       4,499
                                                                  --------------

Total Commercial Paper (Cost $8,498) ($ Thousands)                        8,498
                                                                  --------------
U.S. TREASURY OBLIGATIONS -- 0.5%
   U.S. Treasury Bills(D)(E)
         2.835%, 03/20/08                                   450             450
         2.167%, 05/22/08                                 5,695           5,671
   U.S. Treasury Bond TIPS(A) (E)
         2.375%, 04/15/11                                   985           1,066
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $7,097) ($ Thousands)                                            7,187
                                                                  --------------
CASH EQUIVALENTS -- 9.5%

UNITED STATES -- 9.5%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 3.590%** (G)            36,480,842          36,481
SEI Liquidity Fund, L.P., 3.650%** (F) (G)           95,858,360          95,858
                                                                  --------------
Total Cash Equivalents
   (Cost $132,339) ($ Thousands)                                        132,339
                                                                  --------------
Total Investments -- 110.3%
   (Cost $1,422,172 )($ Thousands) +                              $   1,536,514
                                                                  ==============

--------------------------------------------------------------------------------
A summary of the outstanding forward foreign currency contracts held by the Fund at February 29, 2008, is as follows:
--------------------------------------------------------------------------------
                                                                   Unrealized
                                Currency           Currency       Appreciation
Maturity                       to Deliver         To Receive     (Depreciation)
Date                          (Thousands)        (Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

03/19/2008                 USD        7,727   AUD        8,580     $     283
03/19/2008                 USD        7,825   CHF        8,581           399
03/19/2008                 USD          939   DKK        4,786            36
03/19/2008                 USD       40,643   EUR       27,983         1,816
03/19/2008                 USD       23,704   GBP       12,077           293
03/19/2008                 USD        2,465   HKD       19,209             4
03/19/2008                 USD        8,539   JPY      920,176           309
03/19/2008                 USD        1,137   NOK        6,168            44
03/19/2008                 USD          190   NZD          241             3
03/19/2008                 USD        2,373   SEK       15,154            82
03/19/2008                 USD        1,318   SGD        1,865            21
03/25/2008                 CAD       51,310   USD       51,151        (1,231)
03/25/2008                 CHF       14,100   USD       12,126        (1,389)
03/25/2008                 EUR        2,334   USD        3,435          (106)
03/25/2008                 GBP        5,489   USD       10,766          (136)
03/25/2008                 HKD      122,416   USD       15,704           (34)
03/25/2008                 NZD          258   USD          205            (1)
03/25/2008                 ZAR       38,239   USD        4,974            71
03/25/2008                 AUD        7,836   GBP        3,629          (102)
03/25/2008                 CHF        4,700   GBP        2,020          (494)
03/25/2008                 CHF        4,600   NZD        5,406           (90)
03/25/2008                 EUR          313   SEK        2,940             1
03/25/2008                 GBP        1,156   AUD        2,531            65
03/25/2008                 GBP        2,030   CHF        4,700           472
03/25/2008                 NZD        5,413   CHF        4,600            84
03/25/2008                 SEK       30,790   EUR        3,287            (1)
03/25/2008                 USD       13,651   AUD       14,870           220
03/25/2008                 USD        8,047   CAD        8,130           253
03/25/2008                 USD       23,689   CHF       26,628         1,834

--------------------------------------------------------------------------------
                                                                   Unrealized
                                Currency           Currency       Appreciation
Maturity                       to Deliver         To Receive     (Depreciation)
Date                          (Thousands)        (Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

03/25/2008                 USD       51,622   GBP       26,547     $   1,106
03/25/2008                 USD        7,073   SEK       44,819           187
03/25/2008                 USD        2,118   SGD        2,987            27
03/26/2008                 JPY      466,000   USD        4,100          (383)
03/26/2008                 MXP       63,391   USD        5,888           (12)
03/26/2008                 AUD        4,650   JPY      466,000           146
03/26/2008                 GBP       12,453   JPY    2,778,000         1,994
03/26/2008                 JPY      466,000   AUD        4,661          (136)
03/26/2008                 JPY    2,778,000   GBP       12,318        (2,261)
03/26/2008                 USD       17,885   JPY    1,935,342           734
03/26/2008                 USD        6,072   NOK       32,589           167
04/21/2008                 CHF        9,200   USD        7,997          (825)
04/21/2008                 AUD        2,462   JPY      234,000           (33)
04/21/2008                 CHF        9,200   NZD       10,640          (358)
04/21/2008                 GBP        2,056   JPY      469,000           444
04/21/2008                 JPY      234,000   AUD        2,309          (109)
04/21/2008                 JPY      469,000   GBP        2,013          (530)
04/21/2008                 NZD       10,843   CHF        9,200           197
04/21/2008                 USD        8,027   CHF        9,200           794
05/22/2008                 CHF        4,500   USD        4,055          (260)
05/22/2008                 JPY    1,335,000   USD       12,275          (611)
05/22/2008                 AUD        7,084   JPY      666,000          (126)
05/22/2008                 CHF        4,500   GBP        1,990          (381)
05/22/2008                 CHF        4,400   NZD        5,294           (30)
05/22/2008                 GBP        2,019   CHF        4,500           323
05/22/2008                 GBP        6,113   JPY    1,335,000           797
05/22/2008                 JPY      888,000   AUD        9,220           (40)
05/22/2008                 JPY    1,335,000   GBP        6,038          (945)
05/22/2008                 NZD        2,724   CHF        2,200           (46)
05/22/2008                 USD        4,098   CHF        4,500           217
05/22/2008                 USD       12,417   JPY    1,335,000           469
06/20/2008                 AUD        2,447   JPY      227,000           (60)
06/20/2008                 CHF       13,800   EUR        8,554          (302)
06/20/2008                 CHF        6,900   NZD        8,123          (221)
06/20/2008                 EUR        8,621   CHF       13,800           200
06/20/2008                 EUR        2,888   JPY      456,000            42
06/20/2008                 GBP        2,115   JPY      458,000           254
06/20/2008                 JPY      454,000   AUD        4,706           (52)
06/20/2008                 JPY      456,000   EUR        2,849          (101)
06/20/2008                 JPY      458,000   GBP        2,051          (379)
06/20/2008                 NZD        5,567   CHF        4,600            28
07/21/2008                 CHF       22,000   EUR       13,718          (385)
07/21/2008                 CHF       13,200   GBP        6,182          (487)
07/21/2008                 CHF        2,200   NZD        2,685            (6)
07/21/2008                 EUR       13,784   CHF       22,000           284
07/21/2008                 GBP        6,217   CHF       13,200           419
07/22/2008                 EUR        5,612   JPY      862,000          (128)
07/22/2008                 GBP        6,333   JPY    1,293,000            52
07/22/2008                 JPY      215,000   AUD        2,338            63
07/22/2008                 JPY    1,293,000   EUR        8,327            54
07/22/2008                 JPY    1,293,000   GBP        6,226          (262)
08/21/2008                 CHF        4,400   GBP        2,084          (126)
08/21/2008                 CHF        2,200   NZD        2,566          (110)
08/21/2008                 GBP        2,099   CHF        4,400            96
08/21/2008                 GBP        2,155   JPY      435,000           (14)
08/21/2008                 JPY      217,000   AUD        2,253           (46)
08/21/2008                 JPY      435,000   EUR        2,786           (16)
08/21/2008                 JPY      435,000   GBP        2,101           (91)
08/21/2008                 NZD        2,627   CHF        2,200            63
                                                                   ---------
                                                                   $   1,991
                                                                   =========


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTEMENTS (Unaudited)

International Equity Fund

February 29, 2008

A summary of the open futures contracts held by the Fund at February 29, 2008, is as follows:

--------------------------------------------------------------------------------
                                                                  UNREALIZED
                                                                 APPRECIATION
         TYPE OF                       NUMBER OF   EXPIRATION    (DEPRECIATION)
        CONTRACT                       CONTRACTS      DATE       ($ THOUSANDS)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10 Year Swap                                (105)    Jun-2008   $          (296)
90-Day Euro$                                (119)    Dec-2008              (802)
90-Day Euro$                                  24     Dec-2009                 1
90-Day Euro$                                 (26)    Dec-2010              (100)
90-Day Euro$                                   8     Dec-2011                16
90-Day Euro$                                  31     Sep-2008                35
90-Day Euro$                                 119     Sep-2009               420
90-Day Euro$                                 (31)    Sep-2010              (129)
90-Day Euro$                                  25     Sep-2011                52
90-Day Euro$                                   9     Sep-2012                14
90-Day Euro$                                  60     Jun-2008               227
90-Day Euro$                                 119     Jun-2009               419
90-Day Euro$                                (124)    Jun-2010              (529)
90-Day Euro$                                  23     Jun-2011                52
90-Day Euro$                                   4     Jun-2012                 6
90-Day Euro$                                  50     Mar-2008               104
90-Day Euro$                                  38     Mar-2009                40
90-Day Euro$                                 (27)    Mar-2010              (138)
90-Day Euro$                                 (15)    Mar-2011               (55)
90-Day Euro$                                   8     Mar-2012                15
Amsterdam Index                               33     Mar-2008                35
CAC40 10 Euro                                147     Mar-2008               (31)
DAX Index                                     51     Mar-2008            (2,218)
DJ Euro Stoxx 50 Index                       346     Mar-2008              (827)
FTSE 100 Index                               281     Mar-2008            (1,653)
Hang Seng Index                               26     Mar-2008                76
IBEX 35 Plus Index                            27     Mar-2008               (28)
MSCI Sing Index                               43     Mar-2008               (37)
Nikkei 225 Index                              11     Mar-2008              (112)
OMX Index                                    242     Mar-2008                34
S&P/MIB Index                                 17     Mar-2008              (617)
SPI 200 Index                                 77     Mar-2008              (794)
Topix Index                                  134     Mar-2008              (614)
U.S. 10 Year Treasury Note                    (5)    Jun-2008               (13)
U.S. 2 Year Treasury Note                     21     Jul-2008                33
U.S. 5-Year Treasury Note                     25     Jun-2008                50
U.S. Long Treasury Bond                       (2)    Jun-2008                (6)
                                                                ----------------
                                                                $        (7,370)
                                                                ================

A summary of outstanding swap agreements held by the Fund at February 29, 2008, is as follows:

--------------------------------------------------------------------------------
                              Credit Default Swap
--------------------------------------------------------------------------------

                                                                                 Net Unrealized
                                                                     Notional     Appreciation
                                                  Expiration          Amount     (Depreciation)
Description                                          Date          (Thousands)    ($Thousands)
------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.0075%
   (0.09% per annum) times the notional
   amount of the ABX-HE-AAA.07-1 Index.
   Upon a defined credit event Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Bank of America)                  08/25/37               500   $            2

Fund receives monthly payment of 0.015%
   (0.18% per annum) times the notional
   amount of the ABX-HE-AAA-6-1
   Index. Upon a defined credit event Fund
   pays the notional amount and takes
   receipt of the defined deliverable
   obligation. (Counterparty: Barclays)             07/25/45             1,100              (35)

Fund receives monthly payment of 0.015%
   (0.18% per annum) times the notional
   amount of the ABX-HE-AAA-6-1
   Index. Upon a defined credit event Fund
   pays the notional amount and takes
   receipt of the defined deliverable
   obligation. (Counterparty: Barclays)             07/25/45               600              (18)

Fund pays quarterly payment of 0.088% (0.35%
   per annum) times notional amount of
   Alcan Inc., 4.875%, 09/15/12. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                         12/20/13               750               17

------------------------------------------------------------------------------------------------
                                                                                 Net Unrealized
                                                                     Notional     Appreciation
                                                  Expiration          Amount     (Depreciation)
Description                                          Date          (Thousands)    ($Thousands)
------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.08% (0.32%
   per annum) times notional amount of
   Alcan Inc., 4.875%, 9/15/12. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                         03/20/14               650   $           16

Fund pays quarterly payment of 0.11% (0.44%
   per annum) times notional amount of
   Autozone Inc., 5.875%, 10/15/12. Upon
   a defined credit event, Fund will receive
   the notional amount and deliver the
   defined obligation. (Counterparty: Bank of
   America)                                         12/20/11               750               16

Fund pays quarterly payment of 0.138% (0.55%
   per annum) times notional amount of
   Black & Decker Corp., 7.125%,
   06/01/11. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: Bank of America)                  12/20/11               750               18

Fund pays quarterly payment of 0.050% (0.20%
   per annum) times notional amount of
   Campbell Soup Co., 4.875, 10/01/13.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   Bank of America)                                 06/20/14             1,075               26

Fund pays quarterly payment of 0.111%
   (0.445% per annum) times notional
   amount of Darden Restaurants Inc.,
   7.125%, 02/01/16. Upon a defined credit
   event, Fund will receive the notional
   amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                         12/20/11               750               29

Fund pays quarterly payment of 0.295% (1.18%
   per annum) times notional amount of Gap
   Inc., 8.80%, 12/15/08. Upon a defined
   credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                         12/20/11               750               (5)

Fund pays quarterly payment of 0.0975%
   (0.39% per annum) times notional
   amount of Johnson Controls Inc.,
   7.125%, 07/15/17. Upon a defined credit
   event, Fund will receive the notional
   amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                         12/20/13               750               22

Fund pays quarterly payment of 0.0925%
   (0.37% per annum) times notional
   amount of Johnson Controls Inc.,
   7.125%, 07/15/17. Upon a defined credit
   event, Fund will receive the notional
   amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                         12/20/13               750               49

Fund pays quarterly payment of 0.2375%
   (0.95% per annum) times notional
   amount of Lowes Company Inc. 8.25%,
   06/01/10. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: Bank of America)                  03/20/13               500                6

Fund pays quarterly payment of 0.119%
   (0.475% per annum) times notional
   amount of the Limited Inc., 6.125%,
   12/01/12. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: Bank of America)                  12/20/11               750               28


--------------------------------------------------------------------------------
     SEI Institutional Investment Trust / Quarterly Holdings / February 29, 2008

------------------------------------------------------------------------------------------------
                                                                                 Net Unrealized
                                                                     Notional     Appreciation
                                                  Expiration          Amount     (Depreciation)
Description                                          Date          (Thousands)    ($Thousands)
------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.183% (0.73%
   per annum) times notional amount of
   Masco Corp., 5.875%, 07/15/12. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                         12/20/13               750   $           70

Fund pays quarterly payment of 0.088% (0.35%
   per annum) times notional amount of
   MGIC Investment Corp., 6.00%,
   11/01/15. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: Bank of America)                  12/20/13               750              185

Fund pays quarterly payment of 0.119%
   (0.475% per annum) times notional
   amount of Meadwestavaco Corp., 6.85%,
   04/01/12. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: Bank of America)                  12/20/11               750               76

Fund pays quarterly payment of 0.055% (0.22%
   per annum) times notional amount of
   Nucor Corp., 4.875%, 10/01/12. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                         12/20/11               750               12

Fund pays quarterly payment of 0.035% (0.14%
   per annum) times notional amount of
   Pitney Bowes Inc., 4.625%, 10/01/12.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   Bank of America)                                 12/20/11             1,600               15

Fund pays quarterly payment of 0.088% (0.35%
   per annum) times notional amount of PMI
   Group Inc., 6.00%, 09/15/16. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                         12/20/13               750              184

Fund pays quarterly payment of 0.0975%
   (0.39% per annum) times notional
   amount of Radian Group Inc., 7.75%,
   06/01/11. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: Bank of America)                  12/20/13               750              223

Fund pays quarterly payment of 0.1475%
   (0.59% per annum) times notional
   amount of Safeway Inc. 5.80%, 08/15/12.
   Upon a defined credit event, Fund will
   receive the notion amount and deliver the
   defined obligation. (Counterparty: Bank of
   America)                                         03/20/13             1,000               15

Fund pays quarterly payment of 0.048% (0.19%
   per annum) times notional amount of TJX
   Companies Inc., 7.45%, 12/15/09. Upon
   a defined credit event, Fund will receive
   the notional amount and deliver the
   defined obligation. (Counterparty: Bank of
   America)                                         12/20/11               750               11

Fund pays quarterly payment of 0.165% (0.66%
   per annum) times notional amount of
   Borgwarner Inc. 6.5%, 02/15/09. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Goldman
   Sachs)                                           03/20/13             1,000                4

Fund pays quarterly payment of 0.115% (0.46%
   per annum) times notional amount of
   Autozone Inc., 5.875%, 10/15/12. Upon
   a defined credit event, Fund will receive
   the notional amount and deliver the
   defined obligation. (Counterparty:
   JPMorgan)                                        12/20/11               750               16

------------------------------------------------------------------------------------------------
                                                                                 Net Unrealized
                                                                     Notional     Appreciation
                                                  Expiration          Amount     (Depreciation)
Description                                          Date          (Thousands)    ($Thousands)
------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.138% (0.55%
   per annum) times notional amount of
   Black & Decker Corp., 7.125%,
   06/01/11. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: JPMorgan)                         12/20/11               750   $           18

Fund pays quarterly payment of 0.054%
   (0.215% per annum) times notional
   amount of Carnival Corp., 6.65%,
   1/15/28. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: JPMorgan)                         06/20/12               600               26

Fund pays quarterly payment of 0.275% (1.10%
   per annum) times notional amount of
   Century Telephone, 6.00% 04/01/17.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   JPMorgan)                                        03/20/13             1,000               29

Fund pays quarterly payment of 0.065% (0.26%
   per annum) times notional amount of
   Dow Chemical, 6.00%, 10/01/12. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan)             12/20/13               750               29

Fund pays quarterly payment of 0.295% (1.18%
   per annum) times notional amount of Gap
   Inc., 8.80%, 12/15/08. Upon a defined
   credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan)             12/20/11               750               (5)

Fund pays quarterly payment of 0.098% (0.39%
   per annum) times notional amount of
   Hasbro Inc., 2.75%, 12/01/21. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan)             12/20/11               750              222

Fund pays quarterly payment of 0.193% (0.77%
   per annum) times notional amount of
   Jones Apparel Group., 5.125%,
   11/15/14. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: JPMorgan)                         12/20/11               750               77

Fund pays quarterly payment of 0.07% (0.28%
   per annum) times notional amount of
   Nordstrom Inc., 6.95%, 3/15/28. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan)             12/20/13               750               37

Fund pays quarterly payment of 0.068% (0.27%
   per annum) times notional amount of
   Southwest Airlines Co., 6.50%, 03/01/12.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   JPMorgan)                                        12/20/11               750               28

Fund pays quarterly payment of 0.113% (0.45%
   per annum) times notional amount of
   Lubrizol Corp., 7.25%, 06/15/35. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan)             12/20/11               750                9

Fund pays quarterly payment of 0.088% (0.35%
   per annum) times notional amount of
   MGIC Investment Corp, 5.375%,
   11/01/15. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: JPMorgan)                         12/20/13               750              184

Fund pays quarterly payment of 0.055% (0.22%
   per annum) times notional amount of
   Nucor Corp., 4.875%, 10/01/12. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan)             12/20/11               750               12


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTEMENTS (Unaudited)

International Equity Fund

February 29, 2008

------------------------------------------------------------------------------------------------
                                                                                 Net Unrealized
                                                                     Notional     Appreciation
                                                  Expiration          Amount     (Depreciation)
Description                                          Date          (Thousands)    ($Thousands)
------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.088% (0.35%
   per annum) times notional amount of PMI
   Group Inc., 6.00%, 09/15/16. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan)             12/20/13               750   $          185

Fund pays quarterly payment of 0.050% (0.20%
   per annum) times notional amount of
   PPG Industries Inc., 7.05%, 08/15/09.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   JPMorgan)                                        12/20/11               750               19

Fund pays quarterly payment of 0.098% (0.39%
   per annum) times notional amount of
   Radian Group Inc., 7.75%, 06/01/11.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   JPMorgan)                                        12/20/13               750              210

Fund pays quarterly payment of 0.16% (0.64%
   per annum) times notional amount of
   Safeway Inc. 5.8%, 08/15/12. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan)             03/20/13               750               10

Fund pays quarterly payment of 0.085%
   (0.338%) per annum) times notional
   amount of Whirlpool Corp., 7.75%,
   07/15/16. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: JPMorgan)                         12/20/11               750               19

Fund pays quarterly payment of 0.08% (0.32%
   per annum) times notional amount of
   Washington Mutual Co., 5.25%,
   09/15/17. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: JPMorgan)                         03/20/12               700              105

Fund pays quarterly payment of 0.063% (0.25%
   per annum) times notional amount of
   Dow Chemical inc., 6.00%, 10/01/12.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   Merrill Lynch)                                   12/20/13               750               29

Fund pays quarterly payment of 0.07% (0.28%
   per annum) times notional amount of
   Nordstrom Inc., 6.95%, 03/15/28. Upon
   a defined credit event, Fund will receive
   the notional amount and deliver the
   defined obligation. (Counterparty: Merrill
   Lynch)                                           12/20/13               750               37

Fund pays quarterly payment of 0.16% (0.64%
   per annum) times notional amount of
   Kroger Co. 5.5%, 02/01/13. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)        03/20/13             1,250               14

Fund pays quarterly payment of 0.033% (0.13%
   per annum) times notional amount of
   Lowes Companies Inc., 8.25%, 06/01/10.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   Merrill Lynch)                                   12/20/11               750               25

Fund pays quarterly payment of 0.068% (0.27%
   per annum) times notional amount of
   Southwest Airlines Co., 6.50%, 03/01/12.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   Merrill Lynch)                                   12/20/11               750               28

------------------------------------------------------------------------------------------------
                                                                                 Net Unrealized
                                                                     Notional     Appreciation
                                                  Expiration          Amount     (Depreciation)
Description                                          Date          (Thousands)    ($Thousands)
------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.113% (0.45%
   per annum) times notional amount of
   Lubrizol Corp., 7.25%, 06/15/25. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)        12/20/11               750   $            9

Fund pays quarterly payment of 0.225% (0.9%
   per annum) times notional amount of
   MDC Holdings Inc., 5.50%, 05/15/13.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   Merrill Lynch)                                   12/20/11               750               30

Fund pays quarterly payment of 0.173% (0.69%
   per annum) times notional amount of
   Donnelley (R.R.) & Sons, 4.95%,
   04/01/14. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: Merrill Lynch)                    12/20/11               750               29

Fund pays quarterly payment of 0.113% (0.45%
   per annum) times notional amount of
   Weyerhaeuser Company, 6.75%,
   03/15/12. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: Merrill Lynch)                    03/20/12               750               44

Fund pays quarterly payment of 0.1125%
   (0.45% per annum) times the notional
   amount of the ITRAXX Europe Senior
   Financials 5 Year series 8. Upon a
   defined credit event Fund receives the
   notional amount and delivers the defined
   deliverable obligation. (Counterparty:
   Bank of America)                                 12/20/12  EUR        1,250               54

Fund receives quarterly payment of 0.15%
   (0.60% per annum) times the notional
   amount of the CDX.NA.IG9 Index. Upon a
   defined credit event, Fund pays the
   notional amount and takes receipt of the
   defined deliverable obligation.
   (Counterparty: Goldman Sachs)                    12/20/12             3,375             (102)

Fund pays quarterly payment of 0.15% (0.60%
   per annum) times the notional amount of
   the CDX.NA.IG9 Index. Upon a defined
   credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty:
   Goldman Sachs)                                   12/20/12             2,500               69

Fund pays quarterly payment of 0.113% (0.45%
   per annum) times the notional amount of
   the ITRAXX Europe Senior Financials 5
   Year Series 8. Upon a defined credit
   event Fund receives the notional amount
   and delivers the defined deliverable
   obligation. (Counterparty: Goldman
   Sachs)                                           12/20/12  EUR        1,750               80

Fund pays monthly payment of 0.0517% (0.62%
   per annum) times the notional amount of
   the CMBX-NA-A 3. Upon a defined credit
   event, Fund receives the notional amount
   and delivers the defined deliverable
   obligation. (Counterparty: Goldman
   Sachs)                                           12/25/49             1,000              197

Fund pays monthly payment of 0.0517% (0.62%
   per annum) times the notional amount of
   the CMBX-NA-A 3. Upon a defined credit
   event, Fund receives the notional amount
   and delivers the defined deliverable
   obligation. (Counterparty: Goldman
   Sachs)                                           12/25/49             1,000               59

Fund pays monthly payment of 0.050% (0.60%
   per annum) times the notional amount of
   the CMBX-NA-BBB 2. Upon a defined
   credit event, Fund receives the notional
   amount and delivers the defined
   deliverable obligation. (Counterparty:
   Goldman Sachs)                                   03/14/49             2,000              197


--------------------------------------------------------------------------------
     SEI Institutional Investment Trust / Quarterly Holdings / February 29, 2008

------------------------------------------------------------------------------------------------
                                                                                 Net Unrealized
                                                                     Notional     Appreciation
                                                  Expiration          Amount     (Depreciation)
Description                                          Date          (Thousands)    ($Thousands)
------------------------------------------------------------------------------------------------
                                                                                 ---------------
                                                                                          2,995
                                                                                 ---------------

------------------------------------------------------------------------------------------------
                               Total Return Swaps
------------------------------------------------------------------------------------------------

Receive payment on the monthly reset spread
   from Bank of America - CMBS AAA10Yr
   Index minus 10 basis points times the
   notional amount. Fund receives payment
   if the return on the spread appreciates
   over the payment period and pays if the
   return on the spread depreciates over the
   payment period. (Counterparty: Bank of
   America)                                         03/31/08            16,000   $         (783)

Receive payment on the monthly reset spread
   from Bank of America - CMBS AAA10Yr
   Index plus 40 basis points times the
   notional amount. Fund receives payment
   if the return on the spread appreciates
   over the payment period and pays if the
   return on the spread depreciates over the
   payment period. (Counterparty: Bank of
   America)                                         03/01/08             8,000             (392)

Receive payment on the monthly reset spread
   from Bank of America - CMBS AAA10Yr
   Index plus 50 basis points times the
   notional amount. Fund receives payment
   if the return on the spread appreciates
   over the payment period and pays if the
   return on the spread depreciates over the
   payment period. (Counterparty: Bank of
   America)                                         03/01/08             9,000             (441)

Fund delivers payment on the quarterly reset
   spread from MSCI EAFE Index minus 20
   basis points times the notional
   amount. Fund receives payment if the
   return on the spread appreciates over the
   payment period and pays if the return on
   the spread depreciates over the payment
   period. (Counterparty: Bear Stearns)             03/23/08            16,837             (969)

Fund delivers payment on the quarterly reset
   spread from Swiss Market Index plus 28
   basis points times the notional
   amount. Fund receives payment if the
   return on the spread appreciates over the
   payment period and pays if the return on
   the spread depreciates over the payment
   period. (Counterparty: Bear Stearns)             01/19/09  CHF        9,706             (337)

Fund delivers payment on the quarterly reset
   spread from MSCI Japan Net Index plus
   20 basis points times the notional
   amount. Fund receives payment if the
   return on the spread appreciates over the
   payment period and pays if the return on
   the spread depreciates over the payment
   period. (Counterparty: Goldman Sachs)            03/24/08            13,879             (658)

Receive payment on the monthly reset spread
   from Bank of America - CMBS AAA10Yr
   Index plus 40 basis points times the
   notional amount. Fund receives payment
   if the return on the spread appreciates
   over the payment period and pays if the
   return on the spread depreciates over the
   payment period. (Counterparty: Bank of
   America)                                         04/30/08             5,000             (245)

Receive payment on the monthly reset spread
   from Bank of America - CMBS AAA10Yr
   Index minus 35 basis points times the
   notional amount. Fund receives payment
   if the return on the spread appreciates
   over the payment period and pays if the
   return on the spread depreciates over the
   payment period. (Counterparty: Bank of
   America)                                         08/01/08            14,000             (686)

------------------------------------------------------------------------------------------------
                                                                                 Net Unrealized
                                                                     Notional     Appreciation
                                                  Expiration          Amount     (Depreciation)
Description                                          Date          (Thousands)    ($Thousands)
------------------------------------------------------------------------------------------------
Receive payment on the monthly reset spread
   from Bank of America - CMBS IG10Yr
   Index plus 35 basis points times the
   notional amount. Fund receives payment
   if the return on the spread appreciates
   over the payment period and pays if the
   return on the spread depreciates over the
   payment period. (Counterparty: Bank of
   America)                                         05/01/08             5,000   $         (294)

Receive payment on the monthly reset spread
   from Bank of America - CMBS AAA10Yr
   Index minus 50 basis points times the
   notional amount. Fund receives payment
   if the return on the spread appreciates
   over the payment period and pays if the
   return on the spread depreciates over the
   payment period. (Counterparty: Goldman
   Sachs)                                           03/31/08             5,000             (245)

Deliver payment on the monthly reset spread
   from Lehman - CMBS 10 YR AAA 8.5
   Index minus 25 basis points times the
   notional amount. Fund pays if the return
   on the spread appreciates over the
   payment period and receives payment if
   the return on the spread depreciates over
   the payment period. (Counterparty:
   Goldman Sachs)                                   03/01/08             9,000              590

Receive payment on the monthly reset spread
   from Bank of America - CMBS AAA 10
   YR Index minus 80 basis points times the
   notional amount. Fund receives payment
   if the return on the spread appreciates
   over the payment period and pays if the
   return on the spread depreciates over the
   payment period. (Counterparty:
   JPMorgan)                                        03/31/08            12,000             (588)

Receive payment on the monthly reset spread
   from Bank of America - CMBS AAA10Yr
   Index minus 80 basis points times the
   notional amount. Fund receives payment
   if the return on the spread appreciates
   over the payment period and pays if the
   return on the spread depreciates over the
   payment period. (Counterparty:
   JPMorgan)                                        03/01/08             5,000             (245)

Receive payment on the monthly reset spread
   from Bank of America - CMBS AAA10Yr
   Index minus 65 basis points times the
   notional amount. Fund receives payment
   if the return on the spread appreciates
   over the payment period and pays if the
   return on the spread depreciates over the
   payment period. (Counterparty:
   Wachovia)                                        08/01/08            15,000             (735)
                                                                                 ---------------
                                                                                 $       (6,028)
                                                                                 ---------------

      Percentages are based on a Net Assets of $1,392,877 ($ Thousands)

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of February 29, 2008

(A) This security or a partial position of this security is on loan at February 29, 2008. The total value of securities on loan at February 29, 2008 was $90,882 ($ Thousands).

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C) Variable Rate Security - The rate reported is the rate in effect as of February 29, 2008. The date reported is the next reset date.

(D) All or a portion of this security has been pledged as collateral for open futures contracts.

(E)   The rate reported is the effective yield at time of purchase.

(F) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2008 was $97,499 ($ Thousands)


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTEMENTS (Unaudited)

International Equity Fund

February 29, 2008

(G)   Investment in Affiliated Security.

(H)   Security is Fair Valued.

+++   Real Estate Investment Trust

+ At February 29, 2008, the tax basis cost of the Fund's investments was $1,422,172 ($ Thousands), and the unrealized appreciation and depreciation were $181,238 ($ Thousands) and $(66,896) ($ Thousands) respectively.

      For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ADR -- American Depositary Receipt
ARM -- Adjustable Rate Mortgage
AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
Cl -- Class
CMO -- Collateralized Mortgage Obligation
DKK -- Danish Krone
EUR -- Euro
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound
GDR -- Global Depositary Receipt
GNMA -- Government National Mortgage Association
HKD -- Hong Kong Dollar
IO -- Interest Only - face amount represents notional amount
JPY -- Japanese Yen
L.P. -- Limited Partnership
LLC -- Limited Liability Company
MTN -- Medium Term Note
MXP -- Mexican Peso
NIM -- Net Interest Margin
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
SEK -- Swedish Krona
Ser -- Series
SGD -- Singapore Dollar
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
TIPS -- Treasury Inflation Protected Security
USD -- U.S. Dollar
ZAR -- South African Rand

Amounts designated as "--" are $0 or have been rounded to $0


--------------------------------------------------------------------------------
     SEI Institutional Investment Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 81.7%

ARGENTINA -- 0.1%
   Petrobras Energia Participaciones ADR                 64,900   $         773
   Telecom Argentina ADR, Ser B*                         28,700             649
                                                                  --------------
                                                                          1,422
                                                                  --------------
AUSTRALIA -- 2.9%
   AED Oil*                                              12,900              22
   AGL Energy (I)                                        61,801             641
   Amcor (I)                                            212,189           1,394
   Asciano Group (I)                                      5,690              26
   Australia & New Zealand Banking
     Group (I)                                           65,338           1,324
   Australian Infrastructure Fund (I)                   308,800             755
   Beach Petroleum (I)                                   26,800              36
   Bendigo Bank (I)                                      13,975             131
   BHP Billiton(A) (I)                                  342,913          12,458
   BlueScope Steel (I)                                   59,300             596
   Brambles (I)                                         176,375           1,697
   Centennial Coal (I)                                   39,100             161
   Challenger Financial Services
     Group(A)(I)                                        218,333             438
   Coca-Cola Amatil (I)                                  22,300             199
   Commonwealth Bank of Australia (I)                    39,300           1,528
   CSL (I)                                               56,936           1,917
   Dominion Mining (I)                                   18,744              75
   Downer EDI (I)                                        78,027             447
   Felix Resources (I)                                    1,200              12
   Flight Centre (I)                                     76,400           1,917
   Fortescue Metals Group* (I)                           89,000             634
   Foster's Group (I)                                   295,500           1,462
   Goodman Fielder (I)                                  671,745           1,165
   Incitec Pivot (I)                                      3,800             518
   Independence Group (I)                                   400               3
   ING Industrial Fund+++ (A) (I)                       449,521             868
   Leighton Holdings(A) (I)                             102,669           4,322
   Macquarie Airports(A) (I)                          1,122,648           3,637
   Macquarie Group(A)                                    11,655             584
   Macquarie Infrastructure Group (I)                   718,992           1,937
   Metcash(A) (I)                                       287,200           1,110
   Mincor Resources (I)                                   9,400              29
   Mirvac Group+++ (I)                                   24,436              87
   National Australia Bank (I)                          149,209           3,960
   Newcrest Mining (I)                                  262,350           9,159
   Nufarm (I)                                            10,200             152
   OneSteel (I)                                          32,000             209
   Orica (I)                                              1,600              43
   Origin Energy (I)                                    151,080           1,236
   Pacific Brands (I)                                   369,444             761
   Portman* (I)                                           8,551              98
   Qantas Airways (I)                                   350,752           1,370
   QBE Insurance Group (I)                              314,324           6,528
   Rio Tinto (I)                                         12,300           1,539
   Sally Malay Mining (I)                                 5,500              25
   Santos (I)                                           139,800           1,664
   Seven Network (I)                                     89,200             934
   Sims Group (I)                                         9,142             274
   Suncorp-Metway (I)                                    52,444             676
   Telstra (I)                                        1,161,651           4,355
   Toll Holdings (I)                                    101,955             966
   Westfield Group+++ (I)                                40,300             649
   Westpac Banking (I)                                   64,534           1,386

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Woodside Petroleum (I)                                11,297   $         593
   Woolworths (I)                                       176,905           4,744
   WorleyParsons (I)                                     63,092           2,169
   Zinifex (I)                                          116,800           1,180
                                                                  --------------
                                                                         86,800
                                                                  --------------
AUSTRIA (I) -- 0.4%
   bwin Interactive Entertainment*                       16,400             491
   IMMOEAST*                                             13,480             121
   IMMOFINANZ                                            18,392             200
   OMV                                                   58,950           4,258
   Raiffeisen International Bank
     Holding(A)                                           9,506           1,218
   Schoeller-Bleckmann Oilfield
     Equipment                                            3,400             299
   Telekom Austria                                       37,121             840
   Verbund - Oesterreichische
     Elektrizitaetswirtschafts, Cl A                      2,764             205
   Voestalpine                                           57,929           3,641
   Wienerberger                                          12,500             603
                                                                  --------------
                                                                         11,876
                                                                  --------------
BELGIUM (I) -- 0.6%
   Belgacom                                              23,622           1,131
   Delhaize Group                                        17,542           1,328
   Dexia                                                 64,538           1,517
   Fortis                                               231,348           5,110
   Fortis (Netherlands Line)                             66,267           1,461
   Gimv                                                  11,200             792
   InBev                                                  3,100             280
   KBC Groep                                             17,397           2,182
   Solvay                                                10,111           1,271
   UCB                                                    8,810             418
   Umicore                                               67,990           3,454
                                                                  --------------
                                                                         18,944
                                                                  --------------
BERMUDA -- 0.3%
   Esprit Holdings                                      181,200           2,277
   Great Eagle Holdings                                 254,900             769
   Hongkong Land Holdings                             1,063,000           4,593
   K Wah International Holdings (I)                     554,000             254
   Pacific Century Premium
   Developments                                         314,000             113
   Sinolink Worldwide Holdings                          678,000             114
                                                                  --------------
                                                                          8,120
                                                                  --------------
BRAZIL -- 1.5%
   Acos Villares                                        848,000             433
   Banco Bradesco ADR(A)                                146,599           4,602
   Banco do Brasil                                      305,600           5,111
   Banco Nossa Caixa                                     29,400             423
   Cia de Saneamento Basico do Estado
   de Sao Paulo                                          65,560           1,547
   Cia Vale do Rio Doce ADR                             217,590           7,446
   Contax Participacoes                                   2,000              85
   EDP - Energias do Brasil                              41,500             642
   Gerdau ADR(A)                                         20,625             676
   Localiza Rent A Car                                  174,500           2,030
   Lojas Renner                                          82,100           1,618
   Natura Cosmeticos                                     12,600             129
   Petroleo Brasileiro                                   23,500           1,385
   Petroleo Brasileiro ADR                               47,807           5,610
   Petroquimica Uniao                                     9,300              81


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Porto Seguro                                          19,800   $         746
   Santos Brasil Participacoes                           92,372           1,371
   Souza Cruz                                            42,500           1,250
   Tim Participacoes ADR(A)                             127,657           5,236
   Uniao de Bancos Brasileiros GDR                       36,430           4,941
   Uniao de Bancos Brasileiros                           12,600             171
                                                                  --------------
                                                                         45,533
                                                                  --------------
CANADA -- 5.5%
   Agrium                                                17,900           1,331
   AltaGas Income Trust                                     500              13
   Atco                                                   4,630             221
   Bank of Montreal                                      18,400             934
   Bank of Nova Scotia                                  103,191           5,034
   Barrick Gold                                         179,300           9,315
   Barrick Gold (CAD)                                    77,400           4,047
   Biovail                                               83,900           1,197
   Bombardier, Cl B*                                    410,500           2,359
   BPO Properties                                            30               2
   CAE                                                   31,100             394
   Cameco                                                65,969           2,597
   Canaccord Capital                                        100               1
   Canadian Imperial Bank of Commerce                    52,078           3,551
   Canadian National Railway                             10,500             558
   Canadian Natural Resources                            66,210           4,986
   Canadian Oil Sands Trust                              42,000           1,788
   Cascades                                                 140               1
   Celestica*                                           116,600             766
   CGI Group, Cl A*                                     128,710           1,432
   Dorel Industries, Cl B                                16,300             481
   Dundee, Cl A*                                          5,890              92
   Eastern Platinum*                                    890,950           3,229
   Empire, Cl A                                             180               7
   EnCana                                               242,950          18,583
   European Goldfields*                                   8,920              54
   Fairfax Financial Holdings                             1,700             521
   Finning International                                 19,200             544
   First Quantum Minerals                                 8,700             811
   Fortis                                                 4,200             120
   George Weston                                         20,950             988
   Gerdau Ameristeel                                      2,180              32
   Gildan Activewear*                                    34,900           1,320
   Goldcorp                                              35,150           1,525
   HudBay Minerals*                                      29,600             568
   Husky Energy                                          44,820           1,908
   Imperial Oil                                          46,200           2,611
   Industrial Alliance Insurance and
     Financial Services                                  10,500             377
   Inmet Mining                                          14,000           1,218
   Keyera Facilities Income Fund                          7,900             153
   Kinross Gold                                          38,500             957
   Laurentian Bank of Canada                              2,700             111
   Linamar                                                9,200             132
   Lundin Mining*                                         5,980              51
   Magna International, Cl A                             24,900           1,835
   Major Drilling Group International*                      200              12
   Manulife Financial                                    21,120             823
   Maple Leaf Foods                                       1,820              24
   Methanex                                              32,886             955
   National Bank of Canada                               20,900           1,037

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Nexen                                                 29,641   $         929
   Nortel Networks*                                      38,700             335
   Northbridge Financial                                  5,580             202
   Nova Chemicals                                        43,300           1,325
   Onex                                                  20,400             712
   Open Text*                                            25,820             836
   Penn West Energy Trust                                 3,500              99
   Petro-Canada                                         179,000           8,610
   Potash Saskatchewan                                  115,910          18,520
   Power Corp of Canada                                 104,200           3,661
   Power Financial                                       55,360           2,034
   QLT*                                                     260               1
   Research In Motion*                                  142,280          14,828
   Rogers Communications, Cl B                          157,090           6,231
   Rothmans                                              70,500           1,848
   Royal Bank of Canada                                  93,231           4,702
   Sherritt International                                24,300             412
   Shoppers Drug Mart                                    35,300           1,813
   Sun Life Financial                                    72,222           3,477
   Suncor Energy                                         36,800           3,814
   Teck Cominco, Cl B                                    77,980           3,127
   TELUS, Cl A                                           13,958             627
   Toronto-Dominion Bank                                  3,910             263
   TransAlta                                             29,800           1,068
   Yellow Pages Income Fund                                  50               1
                                                                  --------------
                                                                        161,081
                                                                  --------------
CAYMAN ISLANDS -- 0.1%
   Focus Media Holding ADR* (A)                          56,400           2,841
                                                                  --------------
CHILE -- 0.1%
   Administradora de Fondos de
     Pensiones Provida ADR                                6,000             219
   Cia Cervecerias Unidas ADR                            13,600             452
   Embotelladora Andina ADR, Cl B                           600              12
   Enersis ADR                                           31,700             500
   Lan Airlines ADR                                      93,900           1,256
                                                                  --------------
                                                                          2,439
                                                                  --------------
CHINA -- 2.3%
   Alibaba.com* (A)                                      59,000             143
   Anhui Conch Cement, Cl H(A) (I)                      736,639           5,678
   Bank of China (I)                                  6,191,000           2,593
   Bank of Communications, Cl H (I)                     811,000             965
   Bengang Steel Plates, Cl B (I)                     1,053,100             962
   China Construction Bank (I)                        5,565,000           4,217
   China COSCO Holdings, Cl H (I)                       748,000           2,178
   China International Marine Containers
     (I)                                                131,400             235
   China Life Insurance (I)                           2,167,694           8,418
   China Oilfield Services (I)                          402,000             784
   China Petroleum & Chemical, Cl H (I)               4,450,000           4,864
   China Resources Microelectronics* (I)              2,001,600             162
   China Shipping Container Lines (I)                 1,098,750             487
   China Shipping Development (I)                     1,656,000           5,123
   Dongfeng Motor Group (I)                           1,496,000             913
   First Tractor, Cl H* (I)                             710,000             502
   Great Wall Motor (I)                                 169,000             196
   Great Wall Technology (I)                             60,000              16
   Greentown China Holdings (I)                         407,000             491
   Guangdong Electric Power
     Development (I)                                    247,600             159
   Hangzhou Steam Turbine (I)                            98,000             209


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Harbin Power Equipment (I)                           312,000   $         692
   Huadian Power International (I)                      110,000              37
   Huaneng Power International (I)                      342,000             279
   Industrial & Commercial Bank of China,
     Cl H (I)                                         6,556,000           4,549
   Jiangling Motors, Cl B (I)                            12,100              15
   Jiangxi Copper (I)                                    99,000             229
   Lenovo Group (I)                                   6,246,000           4,197
   New World Department Store China* (I)              1,358,000           1,754
   PetroChina, Cl H (I)                               5,973,094           8,744
   Shanghai Electric Group (I)                        1,077,000             763
   Sinotrans (I)                                        574,000             179
   SPG Land Holdings* (I)                               138,000              80
   Tencent Holdings (I)                                  28,800             179
   Weiqiao Textile (I)                                  148,000             204
   Yanzhou Coal Mining (I)                            3,106,000           5,067
   Zhejiang Expressway (I)                              634,000             623
                                                                  --------------
                                                                         66,886
                                                                  --------------
COLOMBIA -- 0.0%
   BanColombia ADR                                       23,200             783
                                                                  --------------
CYPRUS -- 0.1%
   Marfin Popular Bank (I)                              386,800           3,750
                                                                  --------------
CZECH REPUBLIC -- 0.4%
   CEZ (I)                                              160,319          11,810
   Unipetrol* (I)                                        52,000             883
                                                                  --------------
                                                                         12,693
                                                                  --------------
DENMARK (I) -- 0.7%
   AP Moeller - Maersk, A Shares                             66             678
   AP Moeller - Maersk, B Shares                            161           1,662
   Carlsberg, Cl B                                       11,600           1,442
   D/S Nordern                                            5,400             588
   Danisco                                               10,800             760
   Danske Bank                                           43,946           1,678
   East Asiatic                                           6,125             478
   Jyske Bank*                                            4,750             328
   Novo-Nordisk, Cl B                                    40,725           2,786
   Vestas Wind Systems*                                  89,859           9,108
                                                                  --------------
                                                                         19,508
                                                                  --------------
EGYPT -- 0.1%
   Egyptian for Mobile Services (I)                      17,600             745
   Egyptian International Pharmaceutical
     Industrial (I)                                      30,000             191
   El Ezz Steel (I)                                      57,000             783
   Paints & Chemical Industry (I)                         8,000              90
   Suez Cement                                            2,000              21
   Telecom Egypt (I)                                    105,000             443
                                                                  --------------
                                                                          2,273
                                                                  --------------
FINLAND (I) -- 1.2%
   Kemira                                                13,600             203
   Kone, Cl B(A)                                         13,446             470
   Konecranes                                            30,280           1,100
   Metso                                                 13,935             725
   Neste Oil                                             11,319             396
   Nokia                                                659,956          23,710
   Outokumpu                                             24,745             939
   Pohjola Bank, Cl A                                    58,310           1,018

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Rautaruukki                                           22,246   $         969
   Sampo, Cl A                                           24,800             673
   Stora Enso, Cl R                                     174,000           2,172
   UPM-Kymmene                                           56,565             979
   Wartsila, Cl B                                        14,000             957
                                                                  --------------
                                                                         34,311
                                                                  --------------
FRANCE (I) -- 5.0%
   Accor                                                  9,175             652
   Air France-KLM                                        23,500             633
   Air Liquide(A)                                         6,972             988
   Alstom                                                 9,989           2,099
   April Group                                            5,300             335
   Arkema*                                                7,200             409
   Atos Origin*                                           5,100             275
   AXA(A)                                               108,317           3,651
   BNP Paribas                                          120,507          10,774
   Bouygues                                              90,303           6,167
   Capital Gemini                                        15,600             852
   Carbone Lorraine                                       3,800             158
   Carrefour                                             38,900           2,735
   Casino Guichard Perrachon                              6,177             699
   Christian Dior                                         4,200             458
   Cie de Saint-Gobain                                   45,075           3,524
   Cie Generale de Geophysique-Veritas*                  20,372           4,970
   Ciments Francais                                       3,780             597
   CNP Assurances                                         6,759             744
   Compagnie Generale des
     Etablissements Michelin, Cl B                       43,230           4,257
   Credit Agricole                                      170,768           4,632
   Dassault Systemes(A)                                  22,048           1,202
   Electricite de France                                  7,300             681
   Eramet                                                   405             307
   Financiere de L'Odet                                     564             205
   France Telecom                                       332,138          11,149
   Gaz de France                                          1,604              92
   Groupe Danone                                         32,816           2,571
   Lafarge(A)                                            27,570           4,765
   Lagardere S.C.A.                                      38,695           3,040
   L'Oreal                                               34,805           4,130
   Natixis                                                4,496              66
   Nexans                                                 3,000             328
   PagesJaunes Groupe(A)                                 27,750             516
   Pernod-Ricard                                         11,100           1,174
   Peugeot                                               67,099           5,101
   Publicis Groupe                                       10,700             386
   Renault                                               71,855           7,677
   Rhodia*                                               22,900             568
   Sanofi-Aventis                                       208,746          15,428
   Schneider Electric                                    46,030           5,241
   SCOR                                                  13,677             310
   Sequana Capital                                          334               8
   Societe Generale                                      42,108           4,505
   Suez*                                                  5,640             359
   Thales                                                 9,127             558
   Thomson                                               38,701             297
   Total(A)                                             227,038          17,096
   Unibail-Rodamco+++                                       459             112
   Valeo                                                  4,358             165
   Vallourec                                              4,000             830
   Veolia Environnement                                  32,165           2,861
   Vivendi                                               95,607           3,779


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Wendel                                                 6,764   $         763
                                                                  --------------
                                                                        145,879
                                                                  --------------
GERMANY (I) -- 6.2%
   Allianz                                               96,387          16,686
   Altana                                                   421              10
   Arcandor*                                             11,322             200
   BASF                                                 110,862          14,105
   Bayer                                                188,592          14,521
   Bayerische Motoren Werke                               2,560             140
   Bilfinger Berger                                       3,363             267
   Commerzbank                                           97,293           2,951
   Continental                                           15,200           1,489
   DaimlerChrysler                                      208,133          17,470
   Deutsche Bank                                         77,792           8,687
   Deutsche Beteiligungs                                 27,600             834
   Deutsche Boerse                                       21,323           3,380
   Deutsche Lufthansa                                   111,797           2,617
   Deutsche Post                                         33,069           1,100
   Deutsche Telekom                                     248,600           4,722
   E.ON                                                 127,853          24,028
   Fresenius Medical Care                               142,700           7,497
   Gildemeister                                          46,800           1,090
   HeidelbergCement                                         826             132
   Henkel KGaA                                           37,237           1,506
   Hochtief                                               5,400             589
   Hypo Real Estate Holding                              54,388           1,557
   KSB                                                       14              10
   Lanxess                                                8,100             309
   MAN                                                   26,838           3,533
   MTU Aero Engines Holding                                 543              28
   Muenchener Rueckversicherungs(A)                      56,372           9,934
   Norddeutsche Affinerie                                 6,100             245
   Rheinmetall                                            2,800             196
   RWE                                                   71,529           8,651
   Salzgitter                                            14,721           2,598
   SAP                                                   10,680             511
   SGL Carbon*                                           79,400           4,444
   Siemens                                              127,335          16,395
   ThyssenKrupp                                          98,837           5,685
   TUI(A)                                                45,800           1,100
   Volkswagen(A)                                         13,376           3,040
   Vossloh                                                2,100             291
   Wincor Nixdorf                                         2,465             196
                                                                  --------------
                                                                        182,744
                                                                  --------------
GREECE (I) -- 0.2%
   Alpha Bank                                            50,287           1,526
   Coca Cola Hellenic Bottling                           12,614             552
   Hellenic Telecommunications
     Organization                                        27,100             753
   National Bank of Greece                               15,125             819
   Public Power                                          49,501           2,102
                                                                  --------------
                                                                          5,752
                                                                  --------------
HONG KONG (I) -- 2.6%
   Bank of East Asia                                    367,300           1,973
   Belle International Holdings                          42,000              51
   BOC Hong Kong Holdings                               320,500             785
   Cheung Kong Holdings                                  95,000           1,419
   China Mobile                                       1,613,500          24,162
   China Netcom Group Hong Kong                         266,000             820
   China Pharmaceutical Group*                          602,000             183

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   China Resources Logic                              1,112,000   $         142
   China State Construction International
     Holdings                                           442,000             793
   Chow Sang Sang Holding                                42,000              48
   CLP Holdings                                         102,500             801
   CNOOC                                                 12,000              20
   Cnpc Hong Kong                                       420,000             232
   Cosco Pacific                                      1,486,000           3,205
   Dairy Farm International Holdings                     18,000              87
   Digital China Holdings                               672,000             509
   Emperor International Holdings                        15,000               6
   Guangzhou Investment                               1,274,000             298
   Guoco Group                                           88,600           1,006
   Hang Lung Group                                      125,600             575
   Hang Seng Bank                                        55,500           1,051
   HKR International                                    129,700             100
   Hong Kong & China Gas                                271,400             790
   Hong Kong & Shanghai Hotels                          421,100             678
   Hong Kong Chinese                                    310,000              58
   Hong Kong Electric Holdings                          232,500           1,317
   Hong Kong Exchanges and Clearing                     251,900           4,786
   Hopewell Holdings                                    433,900           1,989
   Hutchison Telecommunications
     International                                      240,500             322
   Hutchison Whampoa                                     35,000             328
   Industrial and Commercial Bank of
     China Asia                                         407,000             883
   Jardine Matheson Holdings                             20,100             556
   Jardine Strategic Holdings                            26,000             419
   Kowloon Development                                   10,000              22
   Li & Fung                                            106,000             386
   New World Development                                635,800           1,709
   Orient Overseas International                        552,900           3,256
   SEA Holdings                                           6,000               4
   Shanghai Industrial Holdings                          80,000             326
   Shenzhen Investment                                  354,000             189
   Shenzhou International Group Holdings                818,000             279
   Shun Tak Holdings                                  1,503,400           2,220
   Singamas Container Holdings                        1,762,800             517
   Sino Land                                            234,000             585
   SRE Group                                             66,000              14
   Sun Hung Kai                                       1,309,300           8,125
   Swire Pacific, Cl A                                   66,400             757
   Tian An China Investment                           1,126,400           1,122
   Transport International Holdings                      28,800             134
   Truly International Holdings                           4,000               6
   Wharf Holdings                                     1,039,400           5,258
   Wheelock                                             345,200           1,011
   Wing Hang Bank                                         1,000              15
   Wing On International                                 45,000              77
   Yue Yuen Industrial Holdings                          51,000             151
                                                                  --------------
                                                                         76,555
                                                                  --------------
HUNGARY (I) -- 0.2%
   Danubius Hotel and Spa*                                3,367             148
   Magyar Telekom Telecommunications                    210,000           1,015
   OTP Bank Nyrt                                         80,674           3,264
   Raba Jarmuipari Holding Nyilvanosan
     Mukodo Reszvenytarsasag*                             9,000              95
   Tiszai Vegyi Kombinat*                                 8,000             262
                                                                  --------------
                                                                          4,784
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

INDIA (I) -- 1.7%
   Bank of India                                        116,698   $       1,031
   Bharat Electronics                                    17,000             599
   Bharti Airtel*                                        93,315           1,902
   Birla                                                 20,000             111
   CESC                                                  17,280             226
   Container of India                                     7,740             337
   Dalmia Cement Bharat                                   1,780              16
   Dena Bank                                             11,540              19
   Dr Reddys Laboratories                                81,865           1,163
   GAIL India                                            12,297             128
   Grasim Industries                                      6,390             454
   Great Eastern Shipping                                 9,680              98
   Gujarat Alkalies & Chemicals                          44,250             188
   Gujarat Narmada Valley Fertilizers                   128,590             576
   Gujarat State Fertilisers                             81,640             510
   Hindalco Industries                                  148,740             741
   Hindustan Zinc                                        73,746           1,194
   Indian Bank                                          117,610             591
   Jindal Stainless                                     110,425             425
   JSW Steel                                             16,810             439
   Kesoram Industries                                    20,900             207
   Larsen & Toubro                                       42,647           3,701
   Madras Cements                                         3,020             272
   Mahindra & Mahindra                                   10,622             181
   Maruti Udyog                                          41,980             897
   National Aluminium                                    53,870             615
   Neyveli Lignite                                      230,000             854
   Oil & Natural Gas                                     72,240           1,807
   Pidilite Industries                                   16,060              63
   Reliance Industries GDR(B)                            43,270           5,220
   Reliance Industries                                    8,120             495
   Satyam Computer Services                               2,220              24
   Siemens India                                        182,592           3,679
   State Bank of India GDR(A)                             9,020             981
   Steel Authority of India                             429,070           2,681
   Sterlite Industries India*                            59,790           1,230
   Syndicate Bank                                         3,730               9
   Tata Chemicals                                        61,320             496
   Tata Consultancy Services                              6,790             147
   Tata Motors                                           27,640             476
   Tata Steel                                           306,907           6,062
   UCO Bank                                              25,070              31
   Unitech                                              535,128           4,729
   Wockhardt                                             20,000             166
   Zee Entertainment Enterprises                        581,068           3,465
                                                                  --------------
                                                                         49,236
                                                                  --------------
INDONESIA (I) -- 0.4%
   Astra International                                  274,000             822
   Bank Rakyat Indonesia                              3,964,000           3,077
   Bumi Resources                                     2,115,000           1,745
   HM Sampoerna                                         177,000             269
   International Nickel Indonesia                       830,000             845
   Pt Apexindo Pratama Duta                             278,500              55
   Telekomunikasi Indonesia                           4,869,800           5,155
   Timah                                                128,000             447
                                                                  --------------
                                                                         12,415
                                                                  --------------
IRELAND (I) -- 0.2%
   Allied Irish Banks                                    72,300           1,464
   CRH                                                  116,668           4,335

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Dragon Oil*                                           23,320   $         207
   Irish Life & Permanent                                49,300             802
                                                                  --------------
                                                                          6,808
                                                                  --------------
ISRAEL -- 0.7%
   Bank Hapoalim (I)                                  1,012,048           4,315
   Bank Leumi Le-Israel (I)                             150,000             688
   Bezeq Israeli Telecommunication (I)                1,360,223           2,494
   Delek Group (I)                                        2,800             449
   Electra (Israel)* (I)                                  1,000             129
   Electra Real Estate* (I)                               1,037              16
   First International Bank of Israel* (I)               32,000             387
   Migdal Insurance & Financial Holding
    (I)                                                  22,859              34
   Partner Communications (I)                            34,000             713
   Teva Pharmaceutical Industries ADR                   198,040           9,718
   Teva Pharmaceutical Industries (I)                    21,500           1,048
   Union Bank of Israel (I)                              18,000              91
                                                                  --------------
                                                                         20,082
                                                                  --------------
ITALY -- 1.3%
   A2A (I)                                              171,408             693
   Banca Intesa (I)                                     224,468           1,508
   Banco Popolare Scarl* (I)                             27,210             514
   Buzzi Unicem (I)                                      36,100             886
   CIR-Compagnie Industriali Riunite (I)                 66,000             203
   Danieli (I)                                           18,600             532
   Ducati Motor Holding* (I)                            159,500             397
   Edison (I)                                            67,769             189
   Enel (I)                                             385,704           4,162
   ENI (I)                                              433,551          14,971
   Fiat (I)                                             195,960           4,143
   Fondiaria-Sai (I)                                     16,300             723
   GreenergyCapital*                                    143,566               2
   IFIL - Investments(A) (I)                             66,449             515
   Iride (I)                                              7,693              26
   Italcementi(A) (I)                                    48,107             978
   MARR (I)                                              25,900             262
   Prysmian* (I)                                          3,312              65
   Safilo Group (I)                                       9,454              30
   Saipem (I)                                            52,800           2,157
   Snam Rete Gas (I)                                     76,800             534
   Telecom Italia (I)                                 1,180,393           2,688
   UniCredito Italiano (I)                              287,888           2,118
   Unipol Gruppo Finanziario (I)                         41,887             118
                                                                  --------------
                                                                         38,414
                                                                  --------------
JAPAN -- 11.6%
   Acom (I)                                               9,130             264
   Aderans Holdings (I)                                     800              14
   Aeon (I)                                             289,100           3,475
   Aichi Bank (I)                                         6,300             117
   Aida Engineering (I)                                   1,000               6
   Aioi Insurance (I)                                    83,000             426
   Aisin Seiki (I)                                       80,800           3,211
   Ajinomoto (I)                                         63,000             756
   All Nippon Airways (I)                                71,000             295
   Alps Electric (I)                                     68,300             796
   Amada (I)                                             94,000             705
   AOC Holdings (I)                                      45,000             467
   Aoyama Trading (I)                                    28,500             597
   Asahi Breweries (I)                                   41,600             776
   Asahi Glass (I)                                       63,000             716


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Asahi Kasei (I)                                      103,000   $         566
   Astellas Pharma (I)                                   27,000           1,178
   Atsugi (I)                                           610,900             757
   Autobacs Seven (I)                                    29,900             675
   Bank of Ikeda (I)                                        200               6
   Bank of Kyoto (I)                                     87,900           1,012
   Bank of the Ryukyus (I)                               48,400             432
   Belluna (I)                                            3,700              24
   Bosch (I)                                             21,000              87
   Bridgestone (I)                                       48,500             796
   Canon (I)                                             84,000           3,757
   Canon Finetech (I)                                     1,800              23
   Cawachi (I)                                            1,800              47
   Central Glass (I)                                     17,000              75
   Central Japan Railway (I)                                 84             798
   Chiba Kogyo Bank* (I)                                  1,800              23
   Chofu Seisakusho (I)                                     600              11
   Chudenko (I)                                           5,300              79
   Citizen Holdings(A) (I)                              108,000             905
   CKD (I)                                                4,500              30
   CMK (I)                                               36,300             289
   Coca-Cola West Holdings (I)                           23,600             512
   Corona (I)                                             2,000              26
   Cosmo Oil (I)                                        428,800           1,414
   Credit Saison (I)                                     23,900             653
   Daicel Chemical Industries (I)                         1,000               6
   Daiei* (I)                                             3,650              23
   Daiichi Sankyo (I)                                    34,900           1,081
   Daikin Industries (I)                                  9,300             418
   Dainichiseika Color & Chemicals
     Manufacturing (I)                                    7,000              26
   Dainippon Ink and Chemicals (I)                       65,000             236
   Dainippon Screen Manufacturing (I)                    19,000              84
   Dainippon Sumitomo Pharma (I)                         35,000             292
   Daishi Bank (I)                                       22,000              83
   Daiwa House Industry (I)                              90,000             917
   DaVinci Advisors* (I)                                    795             668
   DCM Japan Holdings (I)                                 8,100              43
   Denki Kagaku Kogyo (I)                                83,000             277
   Denso (I)                                             22,900             853
   Dentsu (I)                                               347             800
   Dowa Mining (I)                                        8,000              56
   East Japan Railway (I)                                   315           2,523
   EDION (I)                                             55,600             546
   Eighteenth Bank (I)                                   17,000              60
   Elpida Memory* (A) (I)                                43,400           1,437
   FamilyMart (I)                                         2,300              68
   Fanuc (I)                                             24,800           2,307
   Fast Retailing (I)                                     2,000             147
   FCC (I)                                                1,200              16
   Fields (I)                                                12              16
   Fuji Electric Holdings (I)                            55,000             210
   Fuji Fire & Marine Insurance (I)                      48,000             135
   Fuji Heavy Industries (I)                             77,000             335
   Fuji Machine Manufacturing (I)                         3,400              74
   FUJIFILM Holdings (I)                                 52,700           1,972
   Fujikura (I)                                          34,000             167
   Fujitsu (I)                                          527,000           3,742
   Fukuda Denshi (I)                                      1,900              56
   Fukuyama Transporting (I)                            110,400             403
   Furuno Electric (I)                                      300               4
   Futaba (I)                                             3,500              62

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Gunma Bank (I)                                       183,900   $       1,248
   Gunze (I)                                            148,600             687
   Hachijuni Bank (I)                                    39,000             256
   Hakuhodo DY Holdings (I)                               3,140             179
   Hankyu Holdings (I)                                  224,000             991
   Heiwa (I)                                             12,000             120
   Higashi-Nippon Bank (I)                               13,000              45
   Hikari Tsushin (I)                                    14,700             444
   HI-LEX CORP (I)                                        2,000              26
   Hirose Electric (I)                                    2,200             233
   Hitachi (I)                                          453,900           3,281
   Hitachi Cable (I)                                     41,000             183
   Hitachi Construction Machinery (I)                    13,700             373
   Hitachi Koki (I)                                       4,300              60
   Hitachi Maxell (I)                                     8,100              89
   Hitachi Metals (I)                                    10,000             140
   Hokkaido Electric Power (I)                           14,100             315
   Honda Motor (I)                                      206,700           6,297
   Hoya (I)                                              73,900           1,871
   Hyakugo Bank (I)                                      18,000             102
   Hyakujushi Bank (I)                                    1,000               5
   Idemitsu Kosan (I)                                    17,400           1,427
   Inpex Holdings (I)                                       321           3,599
   Isetan (I)                                            11,500             136
   Isuzu Motors (I)                                     404,000           1,836
   Itochu (I)                                           190,000           1,997
   Japan Digital Laboratory (I)                           2,000              26
   Japan Steel Works(A) (I)                             663,510          10,760
   Japan Tobacco (I)                                      1,552           7,824
   JFE Holdings (I)                                     120,700           5,366
   JGC (I)                                               69,000           1,117
   Joshin Denki (I)                                      50,100             429
   JS Group (I)                                           1,600              27
   Kagawa Bank (I)                                        6,000              34
   Kagoshima Bank (I)                                     8,000              55
   Kaneka (I)                                            37,000             257
   Kansai Electric Power (I)                             84,600           2,066
   Kawasaki Heavy Industries (I)                         84,000             202
   Kawasaki Kisen Kaisha(A) (I)                         112,000           1,134
   KDDI (I)                                                  74             449
   Keisei Electric Railway (I)                           33,000             172
   Keyence (I)                                            8,600           2,002
   Kinden (I)                                             8,000              74
   Kirin Holdings (I)                                    48,000             804
   Kobe Steel (I)                                       590,000           1,836
   Komatsu (I)                                           51,000           1,293
   Komori (I)                                            20,000             417
   Kose (I)                                               3,400              78
   Kumagai Gumi (I)                                     248,500             270
   Kuraray (I)                                           82,500             982
   Kyoei Steel (I)                                        3,000              62
   Kyorin (I)                                             7,000              99
   Kyowa Hakko Kogyo (I)                                 33,000             318
   Kyushu Electric Power (I)                             84,600           2,127
   Leopalace21 (I)                                       20,700             422
   Maeda (I)                                             12,000              38
   Maeda Road Construction (I)                            7,000              58
   Makita (I)                                             6,800             240
   Marubeni (I)                                         206,000           1,556
   Matsushita Electric Industrial (I)                   225,000           4,728
   Matsushita Electric Works (I)                          6,000              59
   Mazda Motor (I)                                      115,000             468


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Mie Bank (I)                                           1,000   $           5
   Millea Holdings (I)                                   97,800           3,608
   Mitsubishi (I)                                       564,700          17,194
   Mitsubishi Chemical Holdings (I)                     437,500           2,953
   Mitsubishi Electric (I)                              127,000           1,161
   Mitsubishi Gas Chemical (I)                          184,000           1,362
   Mitsubishi Heavy Industries (I)                      216,000           1,008
   Mitsubishi Materials (I)                             108,000             504
   Mitsubishi Paper Mills (I)                           376,900             704
   Mitsubishi Rayon (I)                                  55,000             187
   Mitsubishi UFJ Financial Group (I)                   981,120           8,629
   Mitsui (I)                                           349,800           7,592
   Mitsui Chemicals (I)                                 273,000           1,932
   Mitsui High-Tec (I)                                    3,000              24
   Mitsui Mining & Smelting (I)                          54,000             197
   Mitsui OSK Lines (I)                                 400,000           5,184
   Mitsui Sumitomo Insurance (I)                        125,100           1,311
   Mitsui Trust Holdings (I)                             42,000             289
   Mizuho Financial Group (I)                               590           2,435
   Mori Seiki (I)                                         6,600             118
   Murata Manufacturing (I)                              31,800           1,722
   N E Chemcat (I)                                        1,000              20
   Nafco (I)                                                400               6
   NEC (I)                                              153,000             658
   Nichicon (I)                                          53,100             415
   Nikon(A) (I)                                          35,000             978
   Nintendo (I)                                          37,515          18,640
   Nippo (I)                                            107,800             707
   Nippon Beet Sugar Manufacturing (I)                  202,600             436
   Nippon Electric Glass (I)                             39,600             573
   Nippon Konpo Unyu Soko (I)                            67,400             917
   Nippon Meat Packers (I)                                1,000              12
   Nippon Metal Industry (I)                              3,000              11
   Nippon Mining Holdings (I)                           298,600           1,765
   Nippon Oil (I)                                       260,000           1,770
   Nippon Sheet Glass (I)                               180,000             840
   Nippon Shokubai (I)                                   34,000             250
   Nippon Soda (I)                                        8,000              28
   Nippon Steel(A) (I)                                  749,900           3,936
   Nippon Telegraph & Telephone (I)                       1,711           7,446
   Nippon Thompson (I)                                    6,000              36
   Nippon Yakin Kogyo (I)                                 6,500              62
   Nippon Yusen(A) (I)                                  209,000           1,927
   Nishi-Nippon City Bank (I)                             4,000              10
   Nissan Motor (I)                                     641,900           5,761
   Nisshin Oillio Group (I)                              14,000              46
   Nisshin Steel (I)                                    113,000             404
   Nisshinbo Industries (I)                              71,100             744
   Nitto Kogyo (I)                                        3,400              39
   NOK (I)                                                3,700              76
   Nomura Holdings (I)                                  196,700           3,083
   NTT Data (I)                                              40             187
   NTT DoCoMo (I)                                         1,757           2,569
   Oki Electric Industry, Cl B(A) (I)                   202,000             360
   Omron (I)                                             25,800             573
   ORIX (I)                                              36,250           5,409
   Osaka Gas (I)                                         58,000             232
   Pacific Metals (I)                                    14,000             167
   Plenus (I)                                             3,800              45
   Ricoh (I)                                             30,000             481
   Riso Kagaku (I)                                        2,200              32

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Rohm (I)                                              11,100   $         808
   Roland (I)                                             1,700              35
   Royal Holdings (I)                                     3,000              30
   Saizeriya (I)                                          3,800              37
   Sakai Chemical Industry (I)                            1,000               4
   Sankyo (I)                                             7,500             400
   Sanwa Shutter (I)                                     62,000             300
   Sazaby League (I)                                        100               2
   Sega Sammy Holdings (I)                               29,400             324
   Seikagaku (I)                                          2,200              23
   Seiko Epson (I)                                       18,300             466
   Seino Holdings (I)                                    83,000             549
   Sekisui Chemical (I)                                 135,000             945
   Senshukai (I)                                          4,100              30
   SFCG (I)                                               5,700             682
   Sharp (I)                                            201,000           3,650
   Shiga Bank (I)                                        13,000              83
   Shin-Etsu Chemical (I)                                10,500             565
   Shin-Etsu Polymer (I)                                  4,400              28
   Shinsei Bank (I)                                      24,000              97
   Showa (I)                                              6,800              60
   Showa Shell Sekiyu (I)                                79,700             807
   Sintokogio (I)                                         4,700              44
   Sky Perfect Jsat (I)                                     129              38
   SMC (I)                                               15,800           1,681
   Softbank(A) (I)                                      369,200           7,178
   Sojitz (I)                                           120,200             450
   Sompo Japan Insurance (I)                             57,000             528
   Sony (I)                                              23,200           1,094
   Sony Financial Holdings                                  229             913
   Sumco Techxiv (I)                                        900              21
   Sumitomo (I)                                         281,100           4,034
   Sumitomo Chemical (I)                                456,700           3,154
   Sumitomo Electric Industries (I)                     130,710           1,930
   Sumitomo Heavy Industries (I)                         23,000             183
   Sumitomo Metal Industries (I)                        221,400             936
   Sumitomo Metal Mining (I)                             86,000           1,806
   Sumitomo Mitsui Financial Group(A) (I)                 1,541          11,108
   Sumitomo Rubber Industries (I)                        21,800             168
   Suzuken (I)                                           10,900             392
   Suzuki Motor (I)                                      76,300           2,057
   T&D Holdings (I)                                      15,500             791
   Taisho Pharmaceutical (I)                             14,000             285
   Takata (I)                                             3,000              76
   Takeda Pharmaceutical (I)                             60,200           3,351
   Takefuji(A) (I)                                       70,020           1,765
   Takeuchi Manufacturing (I)                             1,100              27
   Tamron (I)                                               900              21
   Teijin (I)                                            71,000             275
   Toagosei (I)                                         206,000             703
   Toda (I)                                             121,000             525
   Tokai Rika (I)                                         4,900             141
   Tokuyama (I)                                           9,000              67
   Tokyo Electric Power (I)                             191,800           4,917
   Tokyo Electron (I)                                    10,300             637
   Tokyo Gas (I)                                        101,900             456
   Tokyu (I)                                             66,600             385
   Tokyu Land (I)                                        13,000              87
   Toppan Printing (I)                                   52,000             567
   Topre (I)                                              3,600              33
   Toshiba(A) (I)                                       886,600           6,635


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Toshiba TEC (I)                                       23,000   $         144
   Tosoh (I)                                             56,000             200
   Toyo Seikan Kaisha (I)                                48,500             849
   Toyoda Gosei (I)                                       2,100              76
   Toyota Boshoku (I)                                     7,500             257
   Toyota Industries (I)                                 21,100             797
   Toyota Motor (I)                                     192,100          10,418
   Trend Micro (I)                                       58,700           2,018
   Trusco Nakayama (I)                                    2,400              36
   Unicharm (I)                                          13,900           1,014
   UNY (I)                                               61,000             485
   West Japan Railway (I)                                    54             247
   Yahoo! Japan (I)                                       5,669           2,515
   Yamada Denki (I)                                      73,170           6,386
   Yamaha (I)                                             8,600             169
   Yamaha Motor (I)                                      28,400             563
   Yamatane (I)                                         281,900             308
   Yamato Holdings (I)                                  145,700           2,125
   Yamato Kogyo (I)                                      21,000             882
   Yokogawa Bridge Holdings (I)                          75,100             317
   Yokogawa Electric (I)                                 23,700             246
   Yokohama Rubber (I)                                  113,100             581
   Yutaka Giken (I)                                       1,200              29
   Zeon (I)                                              41,000             199
                                                                  --------------
                                                                        340,743
                                                                  --------------
JERSEY -- 0.0%
   Meinl European Land* (I)                              15,180             190
                                                                  --------------
LUXEMBOURG -- 0.5%
   ArcelorMittal(A) (I)                                  92,149           6,997
   Millicom International Cellular* (I)                   1,875             205
   Oriflame Cosmetics (I)                                 2,324             155
   SES Global (Paris Exchange) FDR (I)                   31,763             790
   SES Global FDR (I)                                    38,100             942
   Tenaris ADR                                          112,200           4,987
                                                                  --------------
                                                                         14,076
                                                                  --------------
MALAYSIA (I) -- 0.5%
   Affin Holdings                                       144,600             100
   Asiatic Development (Malaysia)                       284,000             817
   Fraser & Neave Holdings                                7,000              17
   Hong Leong Financial Group                            26,000              38
   KFC Holdings Malaysia                                 50,100              90
   Kulim Malaysia                                       244,000             681
   Lion Industries                                      654,000             399
   Multi-Purpose Holdings                               172,000             109
   Oriental Holdings                                     22,000              39
   Petronas Dagangan                                    144,000             376
   PPB Group                                             56,000             187
   Ranhill                                               14,000               7
   Resorts World                                      5,166,000           5,975
   Tenaga Nasional                                    2,175,600           6,105
   Titan Chemicals                                      373,000             151
   UMW Holdings                                          84,000             183
                                                                  --------------
                                                                         15,274
                                                                  --------------
MEXICO -- 1.5%
   Alfa                                                 172,200           1,076
   America Movil, Ser L                               1,264,100           3,819
   America Movil ADR, Ser L                             260,470          15,748
   Cemex ADR*                                           176,200           4,855
   Cemex*                                             1,277,800           3,513

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Coca-Cola Femsa, Ser L                               270,200   $       1,416
   Consorcio ARA                                      2,323,272           2,415
   Cydsa*                                                42,800              39
   Embotelladoras Arca                                  151,900             595
   Gruma                                                  2,600               7
   Grupo Bimbo, Ser A                                    31,250             170
   Grupo Continental                                    163,500             404
   Grupo Financiero Banorte(A)                        1,116,289           4,475
   Grupo Lamosa                                          95,300             195
   Grupo Mexico, Ser B                                  368,000           2,569
   Grupo Simec, Ser B*                                  122,100             442
   Industrias, Ser B*                                   112,300             434
   Telefonos de Mexico                                1,261,700           2,099
                                                                  --------------
                                                                         44,271
                                                                  --------------
NETHERLANDS (I) -- 2.8%
   Aegon                                                102,916           1,537
   Akzo Nobel                                           121,565           8,914
   European Aeronautic Defense and
     Space(A)                                            65,457           1,716
   Heineken Holding                                       8,798             447
   Hunter Douglas                                         2,519             146
   ING Groep                                            448,810          14,914
   Koninklijke Ahold                                    248,872           3,270
   Koninklijke BAM Groep                                 64,994           1,425
   Koninklijke DSM(A)                                    51,813           2,280
   Koninklijke Philips Electronics                        4,889             191
   Reed Elsevier                                         31,551             586
   Royal Dutch Shell, Cl A                              436,627          15,613
   Royal Dutch Shell, Cl B                              397,015          13,943
   Royal KPN                                            106,082           2,003
   Smit Internationale                                    7,900             735
   SNS Reaal                                             11,327             239
   TNT                                                   23,070             909
   TomTom*                                                7,561             354
   Unilever                                             420,240          12,994
   Vedior                                                15,100             378
   Wolters Kluwer                                        20,400             528
                                                                  --------------
                                                                         83,122
                                                                  --------------
NEW ZEALAND (I) -- 0.1%
   Air New Zealand                                      536,800             715
   Fletcher Building                                    110,700             845
   Infratil                                             197,700             369
   Warehouse Group                                        5,200              25
                                                                  --------------
                                                                          1,954
                                                                  --------------
NORWAY (I) -- 0.6%
   Aker Kvaerner                                         24,000             570
   DnB                                                  163,500           2,390
   Fred Olsen Energy                                      1,077              60
   Norsk Hydro                                          300,000           4,237
   Orkla                                                 78,800             979
   Petroleum Geo-Services(A)                             26,450             634
   Statoil                                              129,850           3,955
   Telenor                                              101,700           2,081
   Yara International                                    39,000           2,177
                                                                  --------------
                                                                         17,083
                                                                  --------------
PANAMA -- 0.1%
   Copa Holdings, Cl A                                   45,700           1,650
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
PHILIPPINES (I) -- 0.1%
   DMCI Holdings                                         69,000   $          13
   JG Summit Holdings                                 1,055,000             250
   Petron                                             1,059,000             159
   Philex Mining                                      2,532,000             571
   Philippine Long Distance Telephone                    22,000           1,552
   Pilipino Telephone*                                  563,000              96
   San Miguel, Cl B                                     106,000             131
   SM Investments                                       151,071           1,057
                                                                  --------------
                                                                          3,829
                                                                  --------------
POLAND (I) -- 0.3%
   Echo Investment*                                      48,000             137
   Grupa Lotos                                           18,000             261
   KGHM Polska Miedz                                     26,600           1,234
   Orbis                                                 11,850             292
   Polish Oil & Gas                                     684,000           1,288
   Polski Koncern Naftowy Orlen GDR*                     10,200             329
   Polski Koncern Naftowy Orlen*                        112,400           1,912
   Telekomunikacja Polska                               213,000           1,989
   Zaklady Azotowe Pulawy                                 2,100             113
                                                                  --------------
                                                                          7,555
                                                                  --------------
PORTUGAL (I) -- 0.2%
   Cimpor Cimentos de Portugal                           19,077             159
   Energias de Portugal                                 232,927           1,362
   Jeronimo Martins                                     198,869           1,464
   Portugal Telecom                                     135,929           1,736
   Sonae                                                116,700             212
   Sonae Industria*                                      64,578             463
   Teixeira Duarte - Engenharia
     Construcoes                                          8,127              18
                                                                  --------------
                                                                          5,414
                                                                  --------------
RUSSIA -- 2.7%
   LUKOIL ADR                                            78,850           5,890
   Mechel ADR                                            56,400           7,447
   MMC Norilsk Nickel ADR (I)                           299,950           8,715
   Mobile Telesystems ADR                                61,000           5,006
   Novolipetsk Steel GDR                                114,691           5,333
   Novorossiysk Commercial Sea Port
     GDR*                                                82,000           1,378
   OAO Gazprom ADR (I)                                  501,950          25,279
   Open Investments GDR*                                 77,409           2,453
   Polyus Gold ADR(A)                                    37,471           2,080
   Rosneft Oil GDR (I)                                   41,939             343
   Rosneft Oil GDR(B)                                   336,595           2,733
   Sberbank GDR (I)                                      12,369           4,415
   Sberbank GDR(A)                                        3,100           1,178
   Surgutneftegaz ADR                                    19,900             917
   Tatneft GDR                                           16,800           2,108
   Uralkali GDR*                                         73,176           2,964
   Vimpel-Communications ADR                             13,100             455
                                                                  --------------
                                                                         78,694
                                                                  --------------
SINGAPORE -- 0.6%
   DBS Group Holdings (I)                                97,000           1,181
   Flextronics International*                            38,300             388
   Fraser and Neave (I)                                  86,000             296
   Ho Bee Investment (I)                                103,000              88
   Hong Leong Finance (I)                               165,100             442
   Hotel Plaza (I)                                       79,000             103
   Jardine Cycle & Carriage (I)                          61,300             924

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   K1 Ventures (I)                                       11,000   $           2
   Keppel (I)                                           277,000           2,087
   Kim Eng Holdings (I)                                 429,400             672
   Mapletree Logistics Trust+++ (I)                     587,300             398
   Metro Holdings (I)                                    51,000              29
   NatSteel (I)                                          60,000              62
   Neptune Orient Lines(A) (I)                          496,000           1,084
   SembCorp Industries (I)                              252,000             848
   Singapore Airlines (I)                                90,200             979
   Singapore Exchange (I)                                39,000             227
   Singapore Petroleum (I)                              625,000           3,056
   Singapore Press Holdings (I)                          40,000             125
   Singapore Technologies Engineering (I)               169,000             409
   Singapore Telecommunications (I)                     905,950           2,452
   SP Chemicals (I)                                      89,000              48
   United Overseas Bank (I)                              57,700             732
   UOB-Kay Hian Holdings (I)                            143,000             206
   Wheelock Properties S (I)                            207,500             278
   Wilmar International(A) (I)                          476,000           1,474
   Wing Tai Holdings (I)                                  1,000               2
                                                                  --------------
                                                                         18,592
                                                                  --------------
SOUTH AFRICA -- 1.4%
   Aeci (I)                                               6,000              53
   African Rainbow Minerals (I)                          19,000             495
   AngloGold Ashanti (I)                                  9,900             357
   ArcelorMittal South Africa (I)                        66,000           1,580
   Assore (I)                                             7,600             622
   Combined Motor Holdings (I)                            7,293              11
   DataTec (I)                                           50,000             205
   Enaleni Pharmaceuticals* (I)                          74,543              28
   Gold Fields (I)                                       13,000             183
   Group (I)                                             23,000             364
   Harmony Gold Mining* (I)                             141,535           1,736
   Harmony Gold Mining ADR* (A)                         190,300           2,310
   Impala Platinum Holdings (I)                          94,200           3,935
   Lewis Group (I)                                       12,000              69
   Liberty Group (I)                                     96,000             939
   Liberty Holdings (I)                                  16,800             424
   Metropolitan Holdings (I)                            204,000             375
   Mvelaphanda Resources* (I)                            27,000             216
   Palabora Mining* (I)                                  16,000             238
   Sanlam (I)                                         2,489,455           5,972
   Sappi (I)                                            230,949           2,882
   Sasol (I)                                            318,642          16,451
   Standard Bank Group (I)                              121,869           1,535
                                                                  --------------
                                                                         40,980
                                                                  --------------
SOUTH KOREA -- 2.9%
   Asia Cement (I)                                        1,094              71
   Daelim Industrial (I)                                 36,760           5,720
   Daewoo Shipbuilding & Marine
     Engineering (I)                                     93,958           3,703
   Daou Technology (I)                                   27,540             270
   Dongbu Insurance (I)                                   3,260             129
   Doosan* (I)                                            4,070             780
   GS Home Shopping (I)                                   1,514              91
   Hana Financial Group (I)                              24,100           1,069
   Handsome (I)                                          11,850             136
   Handsome P&D* (I)                                      3,150              --
   Hanwha Chemical (I)                                   45,020             825
   Honam Petrochemical (I)                                6,000             584


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Hynix Semiconductor* (I)                              31,500   $         810
   Hyundai Development (I)                               59,960           4,276
   Hyundai Heavy Industries (I)                          19,868           7,867
   Hyundai Mipo Dockyard (I)                              3,227             908
   Hyundai Mobis (I)                                     22,100           1,697
   Industrial Bank of Korea (I)                          10,680             172
   KCC Engineering & Construction (I)                     1,700              99
   KISWIRE (I)                                            2,710             124
   Kookmin Bank ADR(A)                                   66,963           4,100
   Kookmin Bank (I)                                       5,900             364
   Korea Development Financing (I)                        4,140             178
   Korea Electric Power (I)                              62,850           2,202
   Korea Fine Chemical (I)                                3,303             256
   Korea Kumho Petrochemical (I)                          8,060             442
   Korea Zinc (I)                                           970             146
   Korean Petrochemical Industries (I)                    4,580             223
   KT (I)                                                38,800           1,908
   KT&G (I)                                              29,750           2,455
   Kyeryong Construction Industrial (I)                   1,080              46
   LG (I)                                                20,980           1,459
   LG Chemical (I)                                       19,390           1,621
   LG Electronics (I)                                    24,510           2,640
   LG Philips LCD (I)                                   130,930           6,221
   LS Cable (I)                                           4,920             465
   Nong Shim Holdings (I)                                 1,110              93
   Pacific (I)                                            1,623             236
   POSCO (I)                                              6,810           3,746
   Samho International (I)                               12,280             218
   Samsung Electronics (I)                               23,888          14,002
   Samsung Electronics GDR(B) (I)                         3,984           1,161
   Samsung Fire & Marine Insurance (I)                   17,637           3,486
   Samsung Heavy Industries (I)                          20,630             684
   Samwhan (I)                                            3,300              75
   SFA Engineering (I)                                    2,225             149
   Shinhan Financial Group (I)                           23,630           1,273
   Shinsegae (I)                                          7,028           4,364
   SK Energy (I)                                          4,982             677
   SK Gas (I)                                             2,600             208
   SK Holdings (I)                                        2,035             362
   SK Telecom (I)                                           519             105
   SK Telecom ADR                                        27,300             612
   Taekwang Industrial (I)                                  280             300
   Young Poong (I)                                          420             196
   Youngone (I)                                          34,310             342
                                                                  --------------
                                                                         86,346
                                                                  --------------
SPAIN (I) -- 2.0%
   Acciona                                                  638             162
   ACS Actividades Construcciones y
     Servicios(A)                                        31,604           1,614
   Banco Bilbao Vizcaya Argentaria                      296,049           6,104
   Banco Santander Central Hispano                      461,652           8,249
   Cementos Portland Valderrivas                          3,466             330
   Fomento de Construcciones y
     Contratas                                            6,600             398
   Gas Natural SDG(A)                                   142,496           8,634
   Gestevision Telecinco(A)                              20,841             444
   Iberdrola                                            449,852           6,497
   Iberia Lineas Aereas de Espana                        65,000             233
   Inditex(A)                                            18,865             973
   Mapfre                                               182,037             821
   Repsol                                               304,991          10,521

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Sol Melia                                             18,200   $         273
   Telefonica                                           380,789          11,018
   Union Fenosa(A)                                       20,161           1,328
                                                                  --------------
                                                                         57,599
                                                                  --------------
SWEDEN (I) -- 0.8%
   Alfa Laval                                             3,850             207
   Assa Abloy, Cl B(A)                                   19,200             344
   Atlas Copco, Cl A                                     18,800             292
   Boliden                                               29,668             339
   Hennes & Mauritz, Cl B                                 2,950             165
   Investor, Cl B                                        28,500             602
   Nordea Bank                                           93,000           1,398
   Sandvik                                               23,715             400
   Skandinaviska Enskilda Banken, Cl A                   34,470             858
   SKF, Cl B                                              2,396              44
   Ssab Svenskt Stal                                     15,464             393
   Ssab Svenskt Stal, Cl A                               14,643             409
   Svenska Cellulosa, Cl B                              122,021           2,002
   Svenska Handelsbanken, Cl A                           23,063             642
   Swedbank                                              28,900             781
   Swedish Match                                         95,700           2,229
   Tele2, Cl B                                          292,200           5,133
   TeliaSonera                                          357,849           2,849
   Trelleborg, Cl B                                      21,100             377
   Volvo, Cl B                                          111,000           1,647
   Vostok Gas*                                           22,100           1,620
   Wihlborgs Fastigheter                                 11,923             253
                                                                  --------------
                                                                         22,984
                                                                  --------------
SWITZERLAND -- 4.5%
   ABB (I)                                               13,300             331
   Addax Petroleum (I)                                   22,000           1,011
   Adecco (I)                                            21,388           1,117
   Baloise Holding (I)                                    7,000             630
   Bobst Group (I)                                        1,120              80
   Bucher Industries (I)                                  1,468             371
   Ciba Specialty Chemicals (I)                          11,150             445
   Clariant (I)                                          30,000             256
   Compagnie Financiere Richemont,
     Cl A(I)                                            148,299           8,568
   Credit Suisse Group (I)                              162,332           7,965
   Elektrizitaets-Gesellschaft Laufenburg                   300             368
   Forbo Holding (I)                                         54              27
   Georg Fischer (I)                                        480             239
   Givaudan (I)                                             199             199
   Helvetia Holding (I)                                     558             212
   Holcim (I)                                            67,188           6,837
   Inficon Holding (I)                                    4,100             625
   Lindt & Spruengli* (I)                                   160             532
   Lonza Group (I)                                        1,366             180
   Nestle (I)                                            66,808          31,821
   Nobel Biocare Holding (I)                              5,515           1,331
   Novartis(A)                                          214,797          10,588
   Rieter Holding (I)                                       258             104
   Roche Holding (I)                                     77,969          15,258
   Schweizerische National-
     Versicherungs-Gesellschaft (I)                          76              59
   STMicroelectronics (I)                                78,599             943
   STMicroelectronics (I)                                18,816             226
   Swatch Group (I)                                      15,736             894
   Swiss Life Holding (I)                                 8,452           2,114
   Swiss Reinsurance(A) (I)                             138,743          11,098
   Swisscom (I)                                           6,111           2,319


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Syngenta (I)                                          31,976   $       9,175
   UBS (I)                                               98,057           3,193
   Xstrata (I)                                           89,224           6,968
   Zurich Financial Services (I)                         24,753           7,722
                                                                  --------------
                                                                        133,806
                                                                  --------------
TAIWAN -- 2.4%
   Acer (I)                                             413,105             750
   Advanced Semiconductor Engineering (I)             5,624,843           5,157
   Asustek Computer (I)                                 663,171           1,831
   AU Optronics (I)                                   1,848,050           3,525
   Cathay Financial Holding (I)                       1,753,000           4,392
   Chang Hwa Commercial Bank (I)                        346,000             216
   China Development Financial Holding (I)            3,479,350           1,425
   China Petrochemical Development* (I)               1,560,000             745
   China Steel (I)                                      681,330           1,007
   Chinatrust Financial Holding* (I)                  5,285,600           4,725
   Chunghwa Picture Tubes* (I)                          846,000             283
   Chunghwa Telecom (I)                               1,115,545           2,774
   Compal Electronics (I)                             1,398,605           1,261
   CTCI (I)                                             160,297             125
   Delta Electronics (I)                              1,204,250           3,425
   Eastern Media International (I)                      390,000             120
   Farglory Land Development (I)                        319,000           1,111
   Formosa Chemicals & Fibre (I)                        252,000             612
   Formosa Petrochemical (I)                             73,000             202
   HannStar Display* (I)                              2,461,000           1,059
   High Tech Computer GDR (I)                            13,580           1,127
   High Tech Computer (I)                                89,000           1,838
   HON HAI Precision Industry GDR                        31,744             386
   HON HAI Precision Industry (I)                       709,558           4,232
   Hua Nan Financial Holdings (I)                     1,362,000           1,076
   Inventec (I)                                       1,319,000             762
   Lite-On Technology (I)                               503,221             687
   Macronix International (I)                         1,083,719             479
   Makalot Industrial (I)                                55,000             119
   MediaTek (I)                                         309,950           3,476
   Mitac International (I)                              955,598             819
   Nan Ya Plastics (I)                                  449,000           1,058
   Nien Hsing Textile (I)                               258,000             166
   President Securities (I)                             250,470             175
   Quanta Computer (I)                                  884,980           1,160
   Siliconware Precision Industries (I)               2,453,133           3,998
   Taiwan Cooperative Bank (I)                        1,128,000             936
   Taiwan Mobile (I)                                     39,522              67
   Taiwan Polypropylene (I)                              30,240              22
   Taiwan Semiconductor Manufacturing (A) (I)           871,395           1,702
   Taiwan Semiconductor Manufacturing ADR               643,202           6,264
   Tatung* (I)                                        1,755,000           1,028
   Teco Electric and Machinery (I)                    1,632,000             919
   Tung Ho Steel Enterprise (I)                         274,000             434
   U-Ming Marine Transport                               17,000              47
   United Microelectronics                              564,141             335
   Walsin Lihwa (I)                                     987,000             473
   Walsin Technology (I)                                120,000              85
   Wistron (I)                                          241,657             399
   Yang Ming Marine Transport (I)                       703,575             464
                                                                  --------------
                                                                         69,478
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

THAILAND -- 0.5%
   Bangkok Bank NVDR (I)                                488,000   $       1,992
   CalComp Electronics Thailand NVDR (I)                589,200             111
   PTT (I)                                              496,000           5,304
   PTT Exploration & Production (I)                     167,000             841
   PTT NVDR (I)                                         210,700           2,253
   Siam Commercial Bank (I)                           1,582,000           4,337
   Thai Airways International NVDR (I)                  384,200             390
   Thai Rayon                                            58,000             129
                                                                  --------------
                                                                         15,357
                                                                  --------------
TURKEY (I) -- 0.3%
   Aygaz                                                 42,000             148
   Bossa Ticaret Sanayi Isletme                          60,000              69
   Cimsa Cimento Sanayi VE Tica*                         36,000             211
   Eregli Demir ve Celik Fabrikalari                      8,000              57
   Haci Omer Sabanci Holding                          1,164,321           5,289
   KOC Holding*                                         340,000           1,293
   Petrol Ofisi*                                        102,000             488
   Turk Hava Yollari*                                    52,000             312
   Turk Sise ve Cam Fabrikalari                         255,568             398
   Turkcell Iletisim Hizmet                             162,000           1,617
   Vestel Elektronik Sanayi*                            110,000             183
   Yazicilar Holding, Cl A                               22,092             157
                                                                  --------------
                                                                         10,222
                                                                  --------------
UNITED KINGDOM (I) -- 10.5%
   3i Group                                              66,794           1,081
   Alliance & Leicester(A)                               94,064           1,044
   Amec                                                 512,349           7,825
   Anglo American                                       265,736          16,886
   Antofagasta                                           55,889             892
   ARM Holdings                                          48,741              87
   Associated British Foods                             151,400           2,540
   AstraZeneca                                          100,145           3,747
   AstraZeneca (SEK)                                      8,850             331
   Atkins WS                                              2,547              56
   Autonomy*                                            235,130           4,378
   Aviva                                                358,111           4,322
   BAE Systems                                        1,994,023          19,002
   Balfour Beatty                                         8,818              77
   Barclays                                             643,187           6,035
   Barratt Developments                                  41,665             337
   BG Group                                              25,000             590
   BHP Billiton                                         554,629          17,761
   Bovis Homes Group                                     20,561             237
   BP                                                 1,413,445          15,260
   British Airways*                                      42,504             216
   British American Tobacco                             143,752           5,397
   British Energy Group                                 238,280           2,657
   British Land+++                                      114,385           2,148
   BT Group, Cl A                                       299,254           1,348
   Cairn Energy                                          11,900             639
   Centrica                                             689,019           4,404
   Charter*                                              65,346           1,067
   Chaucer Holdings                                     293,500             569
   Close Brothers Group                                   4,933              64
   Cookson Group                                         42,701             503
   CSR*                                                  12,427              79
   Daily Mail & General Trust, Cl A                      42,433             393
   Dana Petroleum*                                        4,441             117
   Diageo                                               339,859           6,952


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Enterprise Inns                                       24,874   $         204
   Firstgroup                                           353,000           4,034
   Friends Provident                                    268,231             707
   GKN                                                   74,300             388
   GlaxoSmithKline                                      523,216          11,434
   Hays                                                  79,082             170
   HBOS                                                 645,954           7,684
   Hiscox                                                21,553             117
   Home Retail Group                                    561,946           2,874
   HSBC Holdings                                        663,110          10,035
   IMI                                                   58,000             444
   Imperial Tobacco Group                                93,055           4,312
   Investec                                              45,615             332
   Johnsom Matthey                                       24,502             943
   Kazakhmys                                             68,923           2,102
   Legal & General Group                                179,478             442
   Lloyds TSB Group                                     279,666           2,502
   London Stock Exchange Group                          160,760           4,316
   Marks & Spencer Group                                131,203           1,041
   Marston's                                             81,400             388
   Mitchells & Butlers                                   94,951             836
   Mondi                                                 48,288             373
   National Express Group                                 3,891              87
   National Grid                                        316,500           4,594
   Next                                                  19,627             498
   Old Mutual                                         1,316,853           3,256
   Persimmon                                             62,100             903
   Premier Foods                                        224,900             408
   Prudential                                           173,054           2,079
   Punch Taverns                                        109,460           1,395
   QinetiQ                                               37,581             147
   Reckitt Benckiser Group                               37,618           2,031
   Reuters Group                                         97,200           1,150
   Rio Tinto                                            151,657          17,081
   Royal & Sun Alliance Insurance Group                 535,187           1,397
   Royal Bank of Scotland Group                       1,767,898          13,381
   Royal Dutch Shell, Cl A (GBP)                        162,049           5,801
   SABMiller                                            284,002           5,907
   Scottish & Southern Energy                           102,057           2,988
   Severn Trent                                          27,800             781
   Shire                                                 16,723             327
   Smith & Nephew                                       661,750           8,608
   St. Ives Group                                        61,400             310
   Stagecoach Group                                      79,307             394
   Standard Chartered                                    85,930           2,834
   Standard Life                                        224,206             970
   Taylor Woodrow                                       194,107             658
   Tesco                                                576,876           4,564
   Thomas Cook Group*                                    95,210             577
   Trinity Mirror                                        24,416             137
   Tui Travel*                                           13,277              71
   Unilever                                              74,290           2,343
   United Utilities                                     144,221           1,977
   Vedanta Resources                                      9,600             413
   Vodafone Group                                    10,505,721          33,860
   Yell Group                                           208,700             901
                                                                  --------------
                                                                        307,547
                                                                  --------------
Total Common Stock
   (Cost $2,292,832) ($ Thousands)                                    2,398,695
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES -- 8.7%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 6.6%
   FHLMC ARM
       5.777%, 01/01/37                           $      13,246   $      13,649
   FHLMC CMO STRIPS, Ser 232, Cl IO,
     IO
       5.000%, 08/01/35                                  12,719           3,021
   FHLMC CMO STRIPS, Ser 233, Cl 12,
     IO
       5.000%, 09/15/35                                   1,572             301
   FHLMC CMO STRIPS, Ser 245, Cl IO,
     IO
       5.000%, 05/15/37                                   1,170             295
   FNMA
       4.320%, 04/01/08                                   1,000             989
   FNMA TBA
       6.000%, 03/01/16 to 01/03/37                     151,000         155,907
       5.500%, 03/01/22 to 01/03/37                       9,000           9,757
   FNMA CMO STRIPS, Ser 10, Cl FD(C)
       3.485%, 03/25/08                                   1,409           1,403
   FNMA CMO STRIPS, Ser 359, Cl 6, IO
       5.000%, 11/01/35                                     695             136
   FNMA CMO STRIPS, Ser 360, Cl 2, IO
       5.000%, 08/01/35                                  10,277           2,452
   GNMA ARM
       6.500%, 02/20/34 to 06/20/34                         546             557
       6.000%, 01/20/33 to 04/20/34                         991           1,006
       5.625%, 08/20/34 to 08/20/34                         490             493
       5.500%, 06/20/36                                   1,071           1,081
       5.000%, 02/20/35                                     287             289
       4.750%, 12/20/33                                   1,779           1,782
                                                                  --------------
                                                                        193,118
                                                                  --------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 2.1%
   Adjustable Rate Mortgage Trust,
     Ser 2005-5, Cl 1A1(C)
       5.108%, 03/01/08                                     960             925
   American Home Mortgage Investment
     Trust, Ser 2004-3, Cl 2A(C)
       6.149%, 03/01/08                                   2,545           2,503
   American Home Mortgage Investment
     Trust, Ser 2005-1, Cl 6A(C)
       5.294%, 03/25/08                                   3,883           3,737
   American Home Mortgage Investment
     Trust, Ser 2005-4, Cl 5A(C)
       5.350%, 03/25/08                                   3,096           3,013
   American Home Mortgage Investment
     Trust, Ser 2006-1, Cl 2A3(C)
       5.100%, 03/25/08                                   1,301           1,284
   Banc of America Commercial
     Mortgage, Ser 2006-2, Cl A1
       5.611%, 05/10/45                                     882             890
   Banc of America Funding, Ser 2006-A,
     Cl 2A2(C)
       5.619%, 03/01/08                                     151             148
   Bear Stearns Alt-A Trust, Ser 2004-12,
     Cl 2A2(C)
       6.958%, 03/01/08                                     871             842
   Citigroup Mortgage Loan Trust,
     Ser 2007-AR5, Cl 1A2A(C)
       5.612%, 03/01/08                                   2,470           2,542


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Countrywide Alternative Loan Trust,
     Ser 2004-33, Cl 1A1(C)
       6.742%, 03/01/08                           $         428   $         422
   Countrywide Alternative Loan Trust,
     Ser 2005-69, Cl M3(C)
       4.285%, 03/27/08                                     220             122
   Countrywide Alternative Loan Trust,
     Ser 2005-IM1, Cl M3(C)
       5.135%, 03/27/08                                     380              57
   Countrywide Alternative Loan Trust,
     Ser 2006-OA11, Cl M3(C)
       3.565%, 03/30/08                                     450             213
   Countrywide Home Loan Mortgage
     Pass Through Trust, Ser 2004-22,
     Cl A1(C)
       5.095%, 03/01/08                                     559             559
   Countrywide Home Loan Mortgage
     Pass Through Trust, Ser 2006-
     HYB2, Cl 1A1(C)
       4.991%, 03/20/08                                   1,536           1,567
   Countrywide Home Loan Mortgage
     Pass Through Trust, Ser 2007-
     HYB1, Cl 1A1(C)
       5.564%, 03/01/08                                   1,313           1,273
   Countrywide Home Loan Mortgage
     Pass Through Trust, Ser 2007-
     HYB2, Cl 3A1(C)
       5.461%, 03/01/08                                     919             785
   Deutsche ALT-A Securities Alternate
     Loan Trust, Ser 2006-AB3, Cl A1(C)
       6.250%, 06/30/36                                     785             794
   DSLA Mortgage Loan Trust, Ser 2004-
     AR4, Cl B1(C)
       3.719%, 03/19/08                                     257             243
   DSLA Mortgage Loan Trust, Ser 2006-
     AR1, Cl M4(C)
       3.859%, 03/19/08                                     250             166
   DSLA Mortgage Loan Trust, Ser 2006-
     AR1, Cl M7(C)
       4.869%, 03/19/08                                     150              78
   DSLA Mortgage Loan Trust, Ser 2006-
     AR1, Cl M5(C)
       3.929%, 03/19/08                                     150              96
   First Horizon Alternative Mortgage
     Securities, Ser 2006-AA6, Cl 2A1(C)
       5.634%, 03/01/08                                   4,509           3,887
   First Horizon Asset Securities,
     Ser 2006-AR3, Cl 1A1(C)
       5.672%, 03/01/08                                   1,375           1,388
   Greenpoint Mortgage Funding Trust,
     Ser 2006-AR1, Cl M3(C)
       3.705%, 03/27/08                                     350             123
   GS Mortgage Securities, Ser 2007-
     GG10, Cl A4(C)
       5.799%, 03/01/08                                   1,300           1,257
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR6, Cl 1A(C)
       7.468%, 03/01/08                                      94              95
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR11, Cl 4A1(C)
       5.780%, 03/01/08                                   1,971           1,657

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   JP Morgan Chase Commercial
     Mortgage Securities, Ser 2006-
     CB17, Cl A4
       5.429%, 12/12/43                           $       1,800   $       1,709
   Lehman Mortgage Trust, Ser 2006-4,
     Cl 4A1
       6.000%, 08/25/21                                   3,339           3,382
   Master Adjustable Rate Mortgages
     Trust, Ser 2004-6, Cl 2A1(C)
       5.931%, 07/25/34                                   1,309           1,329
   Master Adjustable Rate Mortgages
     Trust, Ser 2005-2, Cl 3A1(C)
       5.379%, 03/01/08                                   1,035           1,020
   Merrill Lynch Mortgage Trust,
     Ser 2006-1, Cl 1A(C)
       5.300%, 03/01/08                                   1,663           1,643
   Morgan Stanley Mortgage Loan Trust,
     Ser 2007-11AR, Cl 2A5(C)
       6.000%, 03/01/08                                     945             937
   Morgan Stanley Mortgage Loan Trust,
     Ser 2007-14AR, Cl 6A1(C)
       6.478%, 11/25/37                                   3,113           3,115
   Nomura Asset Acceptance, Ser 2004-
     R1, Cl A1(B)
       6.500%, 03/25/34                                     311             316
   Nomura Asset Acceptance, Ser 2004-
     R2, Cl A1(B)(C)
       6.500%, 10/25/34                                     372             385
   Nomura Asset Acceptance, Ser 2007-
     1, Cl 1A1A
       5.995%, 03/25/47                                   1,703           1,697
   Residential Accredit Loans, Ser 2005-
     QA3, Cl NB2(C)
       5.239%, 03/25/08                                   1,460           1,506
   Residential Accredit Loans, Ser 2005-
     QO5, Cl M3(C)
       3.935%, 03/25/08                                     348             243
   Residential Accredit Loans, Ser 2006-
     QO1, Cl 2A3(C)
       3.535%, 03/27/08                                     264             236
   Residential Asset Securitization Trust,
     Ser 2004-IP2, Cl 3A1(C)
       5.246%, 03/25/08                                   1,235           1,246
   Structured Adjustable Rate Mortgage
     Loan Trust, Ser 2005-16XS,
     Cl M2(C)
       4.035%, 03/25/08                                     205              82
   Structured Adjustable Rate Mortgage
     Loan Trust, Ser 2006-3, Cl 2A1(C)
       5.971%, 03/01/08                                   4,558           4,101
   Structured Adjustable Rate Mortgage
     Loan Trust, Ser 2007-9, Cl 2A1(C)
       5.996%, 03/01/08                                   1,918           1,793
   Structured Asset Securities, Ser 2006-
     NC1, Cl A4(C)
       3.285%, 03/25/08                                     300             249
   WaMu Mortgage Pass Through
     Certificates, Ser 2007-HY4,
     Cl 1A1(C)
       5.550%, 03/01/08                                   3,531           3,529


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Washington Mutual Alternative
     Mortgage Pass-Through Certificates,
     Ser 2007-HY2, Cl 1A1(C)
       5.749%, 04/25/37                    $              1,796   $       1,486
   Washington Mutual Mortgage Pass-
     Through Certificates, Ser 2007-HY6,
     Cl 1A1(C)
       5.707%, 06/25/37                                   2,715           2,740
   Wells Fargo Mortgage Backed
     Securities Trust, Ser 2004-I,
     Cl B1(C)
       6.506%, 03/01/08                                      93              93
                                                                  --------------
                                                                         63,503
                                                                  --------------
Total Mortgage-Backed Securities
   (Cost $259,675) ($ Thousands)                                        256,621
                                                                  --------------
PREFERRED STOCK -- 1.9%

AUSTRALIA -- 0.0%
   News                                                   2,988              56
                                                                  --------------
BRAZIL -- 1.6%
   ArcelorMittal Inox Brasil                             14,900             851
   Banco Bradesco                                       120,300           3,784
   Banco Itau Holding Financeira                         74,900           1,906
   Brasil Telecom                                        79,600             864
   Braskem                                               95,600             811
   Centrais Eletricas Brasileiras, Cl B                 140,000           2,050
   Centrais Eletricas de Santa Catarina                  11,700             285
   Cia Brasileira de Distribuicao Grupo
     Pao de Acucar                                       16,700             362
   Cia de Bebidas das Americas                            1,370             113
   Cia Energetica de Minas Gerais                        27,099             518
   Cia Paranaense de Energia                             70,000           1,142
   Cia Vale do Rio Doce, Cl A                           306,400           9,108
   Construtora Sultepa                                      600               2
   Eletropaulo Metropolitana Eletricidade
     de Sao Paulo                                        20,000               2
   Industrias J B Duarte*                                 1,200              --
   Inepar Industria e Construcoes*                        1,100              27
   Mangels Industrial                                     2,400              52
   NET Servicos de Comunicacao*                         352,700           3,883
   Petroleo Brasileiro                                  242,400          11,842
   Tam                                                  182,742           3,856
   Telecomunicacoes de Sao Paulo                          8,900             253
   Telegraph Norte Celular Participacoes*                 2,000              31
   Telegraph Norte Leste Participacoes                   22,800             573
   Telemar Norte Leste                                    9,000             500
   Uniao de Industrias Petroquimicas                    193,600             185
   Universo Online*                                      13,800              70
   Usinas Siderurgicas de Minas Gerais,
     Cl A                                                49,000           2,867
                                                                  --------------
                                                                         45,937
                                                                  --------------
GERMANY -- 0.1%
   Bayerische Motoren Werke (I)                           2,346             109
   Porsche Automobil Holding (I)                            647           1,121
   Volkswagen (I)                                         2,961             412
                                                                  --------------
                                                                          1,642
                                                                  --------------

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

INDIA -- 0.0%
   Tata Steel*                                          204,967   $         655
                                                                  --------------
ITALY -- 0.0%
   Istituto Finanziario Industriale* (I)                 15,565             440
                                                                  --------------
LUXEMBOURG -- 0.2%
   ArcelorMittal                                         85,950           6,602
                                                                  --------------
SOUTH KOREA -- 0.0%
   Hyundai Motor (Second Preferred) (I)                  21,220             611
   Samsung Electronics (I)                                1,000             429
                                                                  --------------
                                                                          1,040
                                                                  --------------
Total Preferred Stock
   (Cost $45,515) ($ Thousands)                                          56,372
                                                                  --------------
ASSET-BACKED SECURITIES -- 0.9%

MORTGAGE RELATED SECURITIES -- 0.9%
   Aames Mortgage Investment Trust,
     Ser 2005-4, Cl B2(C)
       5.885%, 03/12/08                                     150              36
   ACE Securities, Ser 2003-NC1, Cl M(C)
       3.915%, 03/25/08                                     650             555
   ACE Securities, Ser 2003-OP1,
     Cl M1(C)
       3.835%, 03/26/08                                     300             251
   Aegis Asset-Backed Securities Trust,
     Ser 2003-3, Cl M1(C)
       3.835%, 03/25/08                                      38              35
   Ameriquest Mortgage Securities,
     Ser 2003-2, Cl M1(C)
       4.485%, 03/25/08                                     473             414
   Argent Securities, Ser 2003-W5,
     Cl M1(C)
       3.835%, 03/25/08                                     250             223
   Argent Securities, Ser 2003-W9,
     Cl M1(C)
       3.825%, 03/26/08                                     369             348
   Asset-Backed Securities Home Equity,
     Ser 2003-HE5, Cl M1(C)
       3.871%, 03/15/08                                     456             425
   Citigroup Mortgage Loan Trust,
     Ser 2007-AMC2, Cl A3A(C)
       3.215%, 03/25/08                                   1,420           1,357
   Countrywide Asset-Backed Certificates,
     Ser 2003-5, Cl MV2(C)
       4.735%, 03/25/08                                     274             247
   Countrywide Asset-Backed Certificates,
     Ser 2005-15, Cl 1AF1(C)
       3.275%, 03/25/08                                     166             166
   Credit Suisse Asset-Backed Mortgage
     Backed Trust, Ser 2006-1,
     Cl A1B(C)
       3.355%, 03/26/08                                     256             253
   Credit Suisse Asset-Backed Mortgage
     Backed Trust, Ser 2007-1,
     Cl 1A1A(C)
       5.898%, 12/25/37                                   3,461           3,499


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   GSAA Home Equity NIM Trust,
     Ser 2006-2, Cl 2A1(C)
       3.235%, 03/27/08                           $       1,003   $         992
   GSAMP NIM Trust, Ser 2006-HE3,
     Cl N1(B)
       5.500%, 05/25/36                                      62               3
   Home Equity Asset NIM Trust,
     Ser 2003-4, Cl M2(C)
       5.535%, 03/25/08                                     300             280
   Home Equity Asset NIM Trust,
     Ser 2006-1, Cl A(B)
       6.500%, 05/27/36                                      51               2
   Home Equity Asset Trust, Ser 2006-5,
     Cl 2A3(C)
       3.285%, 03/26/08                                     250             214
   Lehman XS Trust, Ser 2005-5N,
     Cl M4(C)
       4.885%, 03/31/08                                     575             144
   Lehman XS Trust, Ser 2005-7N,
     Cl M7I(C)
       4.885%, 03/27/08                                     335              84
   Master Asset-Backed Securities Trust,
     Ser 2006-AB1, Cl A1(C)
       3.275%, 03/27/08                                   1,195           1,171
   Merrill Lynch Mortgage Investors,
     Ser 2003-HE1, Cl M2(C)
       4.785%, 03/25/08                                      62              49
   Morgan Stanley Capital, Ser 2003-
     NC10, Cl M1(C)
       4.396%, 03/27/08                                     621             560
   Morgan Stanley Capital, Ser 2005-HE6,
     Cl A2C(C)
       3.455%, 03/25/08                                   1,600           1,499
   New Century Home Equity Loan Trust,
     Ser 2004-A, Cl AII3(C)
       4.450%, 03/01/08                                      39              39
   New Century Home Equity Loan Trust,
     Ser 2005-A, Cl A2
       4.461%, 08/25/35                                     499             494
   Novastar Home Equity Loan, Ser 2007-
     1, Cl A2A1(C)
       3.235%, 03/31/08                                   2,774           2,635
   Option One Mortgage Loan Trust,
     Ser 2003-5, Cl M1(C)
       3.785%, 03/23/08                                     200             182
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl M10(B) (C)
       5.635%, 03/27/08                                      70              11
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl M11(B) (C)
       5.635%, 03/27/08                                     150              18
   Residential Asset Mortgage Products,
     Ser 2003-RS11, Cl MII1(C)
       4.230%, 03/25/08                                      54              50
   Residential Asset Mortgage Products,
     Ser 2006-RZ1, Cl A1(C)
       3.456%, 03/27/08                                     824             819
   Resmae Mortgage Loan Trust,
     Ser 2006-1, Cl A2B(B) (C)
       3.285%, 03/25/08                                   1,500           1,375

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Resmae Mortgage Loan Trust,
     Ser 2006-1, Cl A2A(B)(C)
       3.235%, 03/25/08                           $         729   $         712
   SB Finance Trust, Ser 2006-KS4N,
     Cl N1(B)
       7.500%, 06/25/36                                      50              22
   Securitized Asset-Backed Receivables
     LLC Trust, Ser 2005-HE1, Cl A3C(C)
       3.465%, 03/25/08                                     400             389
   Structured Asset Investment Loan
     Trust, Ser 2003-BC4, Cl M2(C)
       6.135%, 03/25/08                                     266             213
   Structured Asset Investment Loan
     Trust, Ser 2005-1, Cl A4(B)(C)
       3.365%, 03/25/08                                      17              17
   Structured Asset Securities, Ser 2007-
     BC1, Cl A4(C)
       3.265%, 03/25/08                                   1,350           1,109
   Structured Asset Securities, Ser 2007-
     GEL2, Cl A1(B)(C)
       3.285%, 03/25/08                                   3,379           3,242
   Terwin Mortgage Trust, Ser 2006-5,
     Cl 1A2A(B)(C)
       3.225%, 03/26/08                                   1,780           1,723
   Terwin Mortgage Trust, Ser 2006-6,
     Cl 2A1
       4.500%, 06/25/36                                     299              60
                                                                  --------------
Total Asset-Backed Securities
   (Cost $28,327) ($ Thousands)                                          25,917
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.5
   FHLMC(D)
       5.754%, 03/10/08                                      75              75
   FHLMC(D)(E)
       4.737%, 03/31/08                                     450             448
       4.531%, 03/28/08                                      75              75
       4.315%, 03/03/08                                     300             300
       2.911%, 04/28/08                                   1,000             996
       2.630%, 06/06/08                                     125             124
   FNMA(E)
       4.608%, 03/26/08                                     225             224
   FNMA(D)(E)
       4.717%, 03/12/08                                   2,775           2,773
       4.504%, 03/28/08                                     150             150
       4.409%, 04/16/08                                     975             972
       4.281%, 05/09/08                                     801             797
       4.263%, 05/07/08                                   6,574           6,546
       1.080%, 03/03/08                                     100             100
                                                                  --------------
Total U.S. Government Agency Obligations
  (Cost $13,547) ($ Thousands)                                           13,580
                                                                  --------------
CORPORATE OBLIGATIONS -- 0.1%

FINANCIALS -- 0.1%
   Capmark Financial Group(B)
       6.300%, 05/10/17                                      77              50
       5.875%, 05/10/12                                     155             105


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount
                                                 ($ Thousands)/    Market Value
Description                                    Contracts/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Discover Financial Services(B)
      6.450%, 06/12/17                         $            175   $         149
   Shinsei Finance Cayman(B) (C)
      6.418%, 01/29/49                                      545             437
   SLM MTN(C) (F)
      4.250%, 09/17/07                                    2,515           2,515
   Washington Mutual Preferred Funding
     Delaware(A) (B) (C)
       6.534%, 03/29/49                                     600             395
                                                                  --------------
Total Corporate Obligations
   (Cost $4,067) ($ Thousands)                                            3,651
                                                                  --------------

PURCHASED OPTION -- 0.0%

UNITED STATES -- 0.0%
   July 2008 U.S. Ten Year Treasury Call,
     Expires 06/21/08*
     Strike Price $95                                        49             323
                                                                  --------------

Total Purchased Option
   (Cost $21) ($ Thousands)                                                 323
                                                                  --------------

EQUITY LINKED WARRANTS -- 0.0%

HONG KONG -- 0.0%
   China Overseas Land,
     Expires 08/29/08*                                  127,500              49
   China State Construction International
     Holdings, Expires 02/27/09*                         63,143              16
                                                                  --------------

Total Equity Linked Warrants
   (Cost $0) ($ Thousands)                                                   65
                                                                  --------------

EXCHANGE TRADED FUND -- 0.0%

UNITED STATES -- 0.0%
      iShares MSCI EAFE Index Fund*                         100               7
                                                                  --------------

Total Exchange Traded Fund
   (Cost $7) ($ Thousands)                                                    7
                                                                  --------------
RIGHTS -- 0.0%

                                                   Number Of
                                                    Rights
                                               ----------------
BRAZIL -- 0.0%
   NET Servicos de Comunicacao*                               4              --
                                                                  --------------

FRANCE -- 0.0%
   Societe Generale(A)*                                      31              --
                                                                  --------------
Total Rights (Cost $0) ($ Thousands)                                         --
                                                                  --------------

U.S. TREASURY OBLIGATIONS -- 0.6%
   U.S. Treasury Bills(E) (G)
      2.835%, 03/20/08                                      350             350
      2.167%, 05/22/08                                   15,406          15,344

--------------------------------------------------------------------------------
                                                    Face Amount
                                                  ($ Thousands)    Market Value
Description                                             /Shares   ($ Thousands)
--------------------------------------------------------------------------------
   U.S. Treasury Bond TIPS(A) (G)
      2.375%, 04/15/11                         $          2,115   $       2,288
                                                                  --------------

Total U.S. Treasury Obligations
   (Cost $17,790) ($ Thousands)                                          17,982
                                                                  --------------

CASH EQUIVALENTS -- 9.8%

   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 3.590%** (H)            140,911,590         140,912
   SEI Liquidity Fund, L.P., 3.650%** (F) (H)       146,950,838         146,950
                                                                  --------------

Total Cash Equivalents
   (Cost $287,862) ($ Thousands)                                        287,862
                                                                  --------------

COMMERCIAL PAPER (G) -- 2.0%
   AIG
      3.042%, 03/04/08                                    5,000           4,999
   Deutsche Bank
      3.000%, 03/03/08                                   10,000           9,998
   General Electric Capital
      2.970%, 03/11/08                                    6,000           5,995
   Inergram
      2.970%, 03/03/08                                    7,300           7,293
   Mitsubishi International
      2.950%, 03/14/08                                    7,000           6,993
   Prudential
      2.960%, 03/06/08                                    9,000           8,996
   Rabobank USA Financial
      3.030%, 03/12/08                                    8,000           7,993
   Sharp
      3.000%, 04/03/08 to 04/07/2008                      5,350           5,334
                                                                  --------------

Total Commercial Paper (Cost $57,601) ($ Thousands)                      57,601
                                                                  --------------

Total Investments -- 106.2%
   (Cost $3,007,244)($ Thousands) +                               $   3,118,676
                                                                  ==============

A summary of the outstanding forward foreign currency contracts held by the Fund at February 29, 2008, is as follows:

-----------------------------------------------------------------------------
                                                                Unrealized
                          Currency            Currency         Appreciation
                         to Deliver          to Receive       (Depreciation)
 Maturity Date           (Thousands)         (Thousands)       ($ Thousands)
-----------------------------------------------------------------------------
3/3/08-3/4/08         AUD        1,797    USD        1,696    $           15
3/3/08-3/4/08         EUR        1,011    USD        1,533                (2)
3/3/08-3/25/08        CAD        7,241    USD        7,262              (130)
3/3/08-5/22/08        USD       32,658    CHF       36,383             2,216
3/3/08-5/22/08        USD       43,020    JPY    4,626,677             1,503
3/4/08-5/22/08        JPY    1,036,577    USD        9,443              (553)
3/5/08-3/25/08        USD      110,274    GBP       56,519             2,004


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 29, 2008

                                                                Unrealized
                          Currency            Currency         Appreciation
                         to Deliver          to Receive       (Depreciation)
 Maturity Date           (Thousands)         (Thousands)       ($ Thousands)
-----------------------------------------------------------------------------
3/5/08-7/10/49        USD       85,489    EUR       58,662    $        3,515
3/19/08               USD        1,480    DKK        7,548                57
3/19/08               USD        3,877    HKD       30,213                 7
3/19/08               USD          277    NZD          352                 4
3/19/08-3/25/08       USD       33,885    AUD       37,164               791
3/19/08-3/25/08       USD       37,964    CAD       38,056               888
3/19/08-3/25/08       USD       19,263    SEK      122,229               535
3/19/08-3/25/08       USD        4,109    SGD        5,805                58
3/19/08-3/26/08       USD        6,568    NOK       35,343               200
3/25/08               AUD        4,326    GBP        2,003               (56)
3/25/08               EUR          173    SEK        1,620                 1
3/25/08               GBP          638    AUD        1,397                36
3/25/08               GBP        3,022    USD        5,928               (75)
3/25/08               HKD      183,312    USD       23,517               (50)
3/25/08               SEK       16,980    EUR        1,813                (1)
3/25/08               ZAR       61,251    USD        7,968               114
3/25/08-5/22/08       CHF       15,200    USD       13,217            (1,355)
3/25/08-8/21/08       CHF       14,600    GBP        6,687              (811)
3/25/08-8/21/08       CHF       16,200    NZD       19,059              (449)
3/25/08-8/21/08       GBP        6,736    CHF       14,600               714
3/25/08-8/21/08       NZD       15,012    CHF       12,600               182
3/26/08               MXP      180,942    USD       16,806               (34)
3/26/08-6/20/08       AUD        9,152    JPY      876,000               (40)
3/26/08-8/21/08       GBP       17,213    JPY    3,731,000             1,944
3/26/08-8/21/08       JPY    1,362,000    AUD       14,032              (177)
3/26/08-8/21/08       JPY    3,731,000    GBP       16,951            (2,463)
6/20/08-7/21/08       CHF       19,500    EUR       12,131              (374)
6/20/08-7/21/08       EUR       12,204    CHF       19,500               264
6/20/08-7/22/08       EUR        4,689    JPY      727,000               (47)
6/20/08-8/21/08       JPY    1,205,000    EUR        7,704               (35)
                                                              ---------------
                                                              $        8,396
                                                              ===============

A summary of the open futures contracts held by the Fund at February 29, 2008, is as follows:

-----------------------------------------------------------------------------
                                                                Unrealized
                                 Number Of                     Appreciation
Type of                          Contracts      Expiration    (Depreciation)
Contract                       Long/(Short)        Date        ($ Thousands)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
10 Year Swap                           (205)     Jun-2008     $         (577)
90 Day Euro$                            (99)     Dec-2008               (599)
90 Day Euro$                             79      Dec-2009                 41
90 Day Euro$                            (29)     Dec-2010               (109)
90 Day Euro$                              1      Dec-2011                  2
90 Day Euro$                             92      Sep-2008                138
90 Day Euro$                            214      Sep-2009                636
90 Day Euro$                            (30)     Sep-2010               (122)
90 Day Euro$                             24      Sep-2011                 46
90 Day Euro$                             24      Sep-2012                 39
90 Day Euro$                            136      Jun-2008                543
90 Day Euro$                            216      Jun-2009                704
90 Day Euro$                           (168)     Jun-2010               (704)
90 Day Euro$                             13      Jun-2011                 24
90 Day Euro$                              5      Jun-2012                  8
90 Day Euro$                            145      Mar-2008                370
90 Day Euro$                             94      Mar-2009                111
90 Day Euro$                            (25)     Mar-2010               (123)
90 Day Euro$                            (20)     Mar-2011                (72)
90 Day Euro$                              1      Mar-2012                  2
Amsterdam Index                          69      Mar-2008                 73
CAC40 10 Euro                           224      Mar-2008                (47)
DAX Index                                70      Mar-2008             (3,044)
DJ Euro Stoxx 50 Index                1,234      Mar-2008             (1,595)
FTSE 100 Index                          629      Mar-2008             (2,808)
Hang Seng Index                         107      Mar-2008                182
IBEX Index                               38      Mar-2008                (40)
MSCI Sing Index                          73      Mar-2008                (62)
Nikkei 225 Index                         12      Mar-2008                (91)
OMX Index                               578      Mar-2008                 80
S&P/MIB Index                            35      Mar-2008             (1,270)
S&P/TSE 60 Index                        249      Mar-2008                665
SPI 200 Index                           263      Mar-2008             (1,370)
Topix Index                             484      Mar-2008             (2,537)
U.S. 10 Year Treasury Note              (79)     Jun-2008               (195)
U.S. 2 Year Treasury Note                 1      Jul-2008                  1
U.S. 5-Year Treasury Note              (179)     Jun-2008               (337)
U.S. Long Treasury Bond                   8      Jun-2008                 27
                                                              ---------------
                                                              $      (12,010)
                                                              ===============


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

A summary of outstanding swap agreements held by the Fund at February 29, 2008, is as follows:

-----------------------------------------------------------------------------------------------
                                      Credit Default Swap
-----------------------------------------------------------------------------------------------
                                                                                Net Unrealized
                                                                   Notional      Appreciation
                                                   Expiration       Amount      (Depreciation)
Description                                           Date       (Thousands)     ($Thousands)
-----------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.0075%
   (0.09% per annum) times the notional
   amount of the ABX-HE-AAA 07-1 Index.
   Upon a defined credit event Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Bank of America)                  08/25/37           9,000    $           40

Fund receives monthly payment of 0.015%
   (0.18% per annum) times the notional
   amount of the ABX-HE-AAA 6-1
   Index. Upon a defined credit event Fund
   pays the notional amount and takes
   receipt of the defined deliverable
   obligation. (Counterparty: Barclays)             07/25/45           1,200               (36)

Fund receives monthly payment of 0.015%
   (0.18% per annum) times the notional
   amount of the ABX-HE-AAA 6-1
   Index. Upon a defined credit event Fund
   pays the notional amount and takes
   receipt of the defined deliverable
   obligation. (Counterparty: Barclays)             07/25/45           2,400               (76)

Fund pays quarterly payment of 0.08% (0.32%
   per annum) times notional amount of
   Alcan Inc., 4.875%, 9/15/12. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                         03/20/14             850                21

Fund pays quarterly payment of 0.088% (0.35%
   per annum) times notional amount of
   Alcan Inc., 4.875%, 09/15/12. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                         12/20/13           1,000                22

Fund pays quarterly payment of 0.11% (0.44%
   per annum) times notional amount of
   Autozone Inc., 5.875%, 10/15/12. Upon
   a defined credit event, Fund will receive
   the notional amount and deliver the
   defined obligation. (Counterparty: Bank of
   America)                                         12/20/11           1,000                22

Fund pays quarterly payment of 0.138% (0.55%
   per annum) times notional amount of
   Black & Decker Corp, 7.125%, 06/01/11.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   Bank of America)                                 12/20/11           1,000                24

Fund pays quarterly payment of 0.050% (0.20%
   per annum) times notional amount of
   Campbell Soup Co., 4.875, 10/01/13.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   Bank of America)                                 06/20/14           1,600                39

Fund pays quarterly payment of 0.111%
   (0.445% per annum) times notional
   amount of Darden Restaurants Inc,
   7.125%, 02/01/16. Upon a defined credit
   event, Fund will receive the notional
   amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                         12/20/11           1,000                39

-----------------------------------------------------------------------------------------------
                                                                                Net Unrealized
                                                                   Notional      Appreciation
                                                   Expiration       Amount      (Depreciation)
Description                                           Date       (Thousands)     ($Thousands)
-----------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.295% (1.18%
   per annum) times notional amount of Gap
   Inc, 8.80%, 12/15/08. Upon a defined
   credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                         12/20/11           1,000    $           (7)

Fund pays quarterly payment of 0.0975%
   (0.39% per annum) times notional
   amount of Johnson Controls Inc.,
   7.125%, 07/15/17. Upon a defined credit
   event, Fund will receive the notional
   amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                         12/20/13           1,000                29

Fund pays quarterly payment of 0.0925%
   (0.37%) per annum) times notional
   amount of Johnson Controls Inc.,
   7.125%, 07/15/17. Upon a defined credit
   event, Fund will receive the notional
   amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                         12/20/13           1,000                31

Fund pays quarterly payment of 0.2375%
   (0.95% per annum) times notional
   amount of Lowes Comp. Inc. 8.25%,
   06/01/10. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: Bank of America)                  03/20/13           1,500                18

Fund pays quarterly payment of 0.119%
   (0.475% per annum) times notional
   amount of the Limited Inc., 6.125%,
   12/01/12. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: Bank of America)                  12/20/11           1,000               102

Fund pays quarterly payment of 0.183% (0.73%
   per annum) times notional amount of
   Masco Corp., 5.875%, 07/15/12. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                         12/20/13           1,000                94

Fund pays quarterly payment of 0.088% (0.35%
   per annum) times notional amount of
   MGIC Investment Corp, 6.00%, 11/01/15.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   Bank of America)                                 12/20/13           1,000               245

Fund pays quarterly payment of 0.119%
   (0.475% per annum) times notional
   amount of Meadwestavaco Corp., 6.85%,
   04/01/12. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: Bank of America)                  12/20/11           1,000                38

Fund pays quarterly payment of 0.055%
   (0.22%) per annum) times notional
   amount of Nucor Corp., 4.875%,
   10/01/12. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: Bank of America)                  12/20/11           1,000                16

Fund pays quarterly payment of 0.035% (0.14%
   per annum) times notional amount of
   Pitney Bowes Inc., 4.625%, 10/01/12.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   Bank of America)                                 12/20/11           2,100                42


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 29, 2008

-----------------------------------------------------------------------------------------------
                                                                                Net Unrealized
                                                                   Notional      Appreciation
                                                   Expiration       Amount      (Depreciation)
Description                                           Date       (Thousands)     ($Thousands)
-----------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.088% (0.35%
   per annum) times notional amount of PMI
   Group Inc., 6.00%, 09/15/16. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                         12/20/13           1,000    $          247

Fund pays quarterly payment of 0.0975%
   (0.39% per annum) times notional
   amount of Radian Group Inc., 7.75%,
   06/01/11. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: Bank of America)                  12/20/13           1,000               298

Fund pays quarterly payment of 0.1475%
   (.590% per annum) times notional
   amount of Safeway Inc. 5.8%, 08/15/12.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   Bank of America)                                 03/20/13           2,000                31

Fund pays quarterly payment of 0.048% (0.19%
   per annum) times notional amount of TIX
   Companies Inc., 7.45%, 12/15/09. Upon
   a defined credit event, Fund will receive
   the notional amount and deliver the
   defined obligation. (Counterparty: Bank of
   America)                                         12/20/11           1,000                14

Fund pays quarterly payment of 0.113% (0.45%
   per annum) times notional amount of
   Weyerhaeuser Company, 6.75%, 03/15/12.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   Bank of America)                                 12/20/11             700                38

Fund pays quarterly payment of 0.165% (0.66%
   per annum) times notional amount of
   Borgwarner Inc. 6.5%, 02/15/09. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Goldman
   Sachs)                                           03/20/13           2,000                 8

Fund pays quarterly payment of 0.115% (0.46%
   per annum) times notional amount of
   Autozone Inc., 5.875%, 10/15/12. Upon
   a defined credit event, Fund will receive
   the notional amount and deliver the
   defined obligation. (Counterparty:
   JPMorgan Chase)                                  12/20/11           1,000                21

Fund pays quarterly payment of 0.138% (0.55%
   per annum) times notional amount of
   Black & Decker Corp., 7.125%, 06/01/11.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   JPMorgan Chase)                                  12/20/11           1,000                24

Fund pays quarterly payment of 0.054%
   (0.215% per annum) times notional
   amount of Carnival Corp., 6.65%,
   01/15/28. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                   06/20/12             950                42

Fund pays quarterly payment of 0.275% (1.10%
   per annum) times notional amount of
   Century Telephone, 6.00% 04/01/17.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   JPMorgan Chase)                                  03/20/13           2,250                28

-----------------------------------------------------------------------------------------------
                                                                                Net Unrealized
                                                                   Notional      Appreciation
                                                   Expiration       Amount      (Depreciation)
Description                                           Date       (Thousands)     ($Thousands)
-----------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.065% (0.26%
   per annum) times notional amount of
   Dow Chemical, 6.00%, 10/01/12. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan
   Chase)                                           12/20/13           1,000    $           38

Fund pays quarterly payment of 0.295% (1.18%
   per annum) times notional amount of Gap
   inc, 8.80%, 12/15/08. Upon a defined
   credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan
   Chase)                                           12/20/11           1,000                (7)

Fund pays quarterly payment of 0.098% (0.39%
   per annum) times notional amount of
   Hasbro Inc., 2.75%, 12/01/21. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan
   Chase)                                           12/20/11           1,000                30

Fund pays quarterly payment of 0.193% (0.77%
   per annum) times notional amount of
   Jones Apparel Group., 5.125%, 11/15/14.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   JPMorgan Chase)                                  12/20/11           1,000               103

Fund pays quarterly payment of 0.07% (0.28%
   per annum) times notional amount of
   Nordstrom Inc., 6.95%, 03/15/28. Upon
   a defined credit event, Fund will receive
   the notional amount and deliver the
   defined obligation. (Counterparty:
   JPMorgan Chase)                                  12/20/13           1,000                50

Fund pays quarterly payment of 0.068% (0.27%
   per annum) times notional amount of
   Southwest Airlines Co., 6.50%, 03/01/12.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   JPMorgan Chase)                                  12/20/11           1,000                38

Fund pays quarterly payment of 0.113% (0.45%
   per annum) times notional amount of
   Lubrizol Corp., 7.25%, 06/15/35. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan
   Chase)                                           12/20/11           1,000                12

Fund pays quarterly payment of 0.088% (0.35%
   per annum) times notional amount of
   MGIC Investment Corp., 6.00%, 11/01/15.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   JPMorgan Chase)                                  12/20/13           1,000               245

Fund pays quarterly payment of 0.055% (0.22%
   per annum) times notional amount of
   Nucor Corp., 4.875%, 10/01/12. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan
   Chase)                                           12/20/11           1,000                16

Fund pays quarterly payment of 0.088% (0.35%
   per annum) times notional amount of PMI
   Group Inc., 6.00%, 09/15/16. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan
   Chase)                                           12/20/13           1,000               247


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

-----------------------------------------------------------------------------------------------
                                                                                Net Unrealized
                                                                   Notional      Appreciation
                                                   Expiration       Amount      (Depreciation)
Description                                           Date       (Thousands)     ($Thousands)
-----------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.050% (0.20%
   per annum) times notional amount of
   PPG Industries Inc., 7.05%, 08/15/09.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   JPMorgan Chase)                                  12/20/11           1,000    $           26

Fund pays quarterly payment of 0.098% (0.39%
   per annum) times notional amount of
   Radian Group Inc., 7.75%, 06/01/11.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   JPMorgan Chase)                                  12/20/13           1,000               280

Fund pays quarterly payment of 0.16% (0.64%
   per annum) times notional amount of
   Safeway Inc. 5.8%, 08/15/12. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan
   Chase)                                           03/20/13           1,750                23

Fund pays quarterly payment of 0.085%
   (0.338% per annum) times notional
   amount of Whirlpool Corp.,
   7.75%, 07/15/16. Upon a defined credit
   event, Fund will receive the notional
   amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)        12/20/11           1,000                25

Fund pays quarterly payment of 0.08% (0.32%
   per annum) times notional amount of
   Washington Mutual co., 5.25%,
   09/15/17. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                   03/20/12           1,000               150

Fund pays quarterly payment of 0.063 (0.25%
   per annum) times notional amount of
   Dow Chemical Inc., 6.00%, 10/01/12.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   Merrill Lynch)                                   12/20/13           1,000                39

Fund pays quarterly payment of 0.07% (0.28%
   per annum) times notional amount of
   Nordstrom Inc., 6.95%,03/15/28. Upon
   a defined credit event, Fund will receive
   the notional amount and deliver the
   defined obligation. (Counterparty: Merrill
   Lynch)                                           12/20/13           1,000                50

Fund pays quarterly payment of 0.16% (.640%
   per annum) times notional amount of
   Kroger Co. 5.5%, 02/01/13. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)        03/20/13           2,250                26

Fund pays quarterly payment of 0.033% (0.13%
   per annum) times notional amount of
   Lowes Companies Inc., 8.25%,06/01/10.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   Merrill Lynch)                                   12/20/11           1,000                33

Fund pays quarterly payment of 0.068% (0.27%
   per annum) times notional amount of
   Southwest Airlines Co, 6.50%, 03/01/12.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   Merrill Lynch)                                   12/20/11           1,000                38

-----------------------------------------------------------------------------------------------
                                                                                Net Unrealized
                                                                   Notional      Appreciation
                                                   Expiration       Amount      (Depreciation)
Description                                           Date       (Thousands)     ($Thousands)
-----------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.113%
   (0.45% per annum) times notional
   amount of Lubrizol Corp.,
   7.25%, 06/15/25. Upon a defined credit
   event, Fund will receive the notional
   amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)        12/20/11           1,000    $           12

Fund pays quarterly payment of 0.225% (0.9%
   per annum) times notional amount of
   MDC Holdings Inc., 5.50%, 05/15/13.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   Merrill Lynch)                                   12/20/11           1,000                40

Fund pays quarterly payment of 0.173%
   (0.69% per annum) times notional
   amount of Donnelley (R.R.) & Sons,
   4.95%, 04/01/14. Upon a defined credit
   event, Fund will receive the notional
   amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)        12/20/11           1,000                39

Fund pays quarterly payment of 0.113%
   (0.45% per annum) times notional
   amount of Weyerhaeuser Company,
   6.75%, 03/15/12. Upon a defined credit
   event, Fund will receive the notional
   amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)        03/20/12           1,000                58

Fund pays quarterly payment of 0.1125%
   (0.45% per annum) times the notional
   amount of the iTraxx Europe Senior
   Financials 5 Year Index, Series 8. Upon
   a defined credit event Fund receives the
   notional amount and delivers the defined
   deliverable obligation. (Counterparty:
   Bank of America)                                 12/20/12 EUR       2,500               108

Fund pays quarterly payment of 0.15% (0.60%
   per annum) times the notional amount of
   the CDX.NA.IG, Series 9 Index. Upon a
   defined credit event, Fund pays the
   notional amount and takes receipt of the
   defined deliverable obligation.
   (Counterparty: Goldman Sachs)                    12/20/12           4,200                31

Fund pays quarterly payment of 0.15% (0.60%
   per annum) times the notional amount of
   the CDX.NA.IG, Series 9 Index. Upon a
   defined credit event, Fund pays the
   notional amount and takes receipt of the
   defined deliverable obligation.
   (Counterparty: Goldman Sachs)                    12/20/12           8,500                44

Fund pays quarterly payment of 0.15% (0.60%
   per annum) times notional amount of the
   CDX.NA.IG 9 Index. Upon a defined
   credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Goldman
   Sachs)                                           12/20/12           5,000               136

Fund pays quarterly payment of 0.113%
   (0.45%) per annum) times the notional
   amount of the iTraxx Europe Senior
   Financials 5 Year Index, Series 8. Upon a
   defined credit event Fund receives the
   notional amount and delivers the defined
   deliverable obligation. (Counterparty:
   Goldman Sachs)                                   12/20/12 EUR       4,000               182

Fund pays monthly payment of 0.0517% (0.62%
   per annum) times the notional amount of
   the CMBX-NA-A 3. Upon a defined credit
   event Fund receives the notional amount
   and delivers the defined deliverable
   obligation. (Counterparty: Goldman
   Sachs)                                           12/25/49           1,000               190


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 29, 2008

-----------------------------------------------------------------------------------------------
                                                                                Net Unrealized
                                                                  Notional       Appreciation
                                                   Expiration      Amount       (Depreciation)
Description                                           Date       (Thousands)     ($Thousands)
-----------------------------------------------------------------------------------------------
Fund pays monthly payment of 0.0517% (0.62%
   per annum) times the notional amount of
   the CMBX-NA-A 3. Upon a defined credit
   event Fund receives the notional amount
   and delivers the defined deliverable
   obligation. (Counterparty: Goldman
   Sachs)                                           12/25/49           1,000    $          193

Fund pays monthly payment of 0.0517% (0.62%
   per annum) times the notional amount of
   the CMBX-NA-A 3. Upon a defined credit
   event Fund receives the notional amount
   and delivers the defined deliverable
   obligation. (Counterparty: Goldman
   Sachs)                                           12/13/49           2,000               119

Fund pays monthly payment of 0.050% (0.60%
   per annum) times the notional amount of
   the CMBX-NA-BBB 2. Upon a defined
   credit event Fund receives the notional
   amount and delivers the defined
   deliverable obligation. (Counterparty:
   Goldman Sachs)                                   03/14/49           5,000               490

Fund pays monthly payment of 0.0517% (0.62%
   per annum) times the notional amount of
   the CMBX-NA-A 3. Upon a defined credit
   event Fund receives the notional amount
   and delivers the defined deliverable
   obligation. (Counterparty: JPMorgan
   Chase)                                           12/13/49           1,000               124
                                                                                ---------------
                                                                                $        4,679
                                                                                ---------------

-----------------------------------------------------------------------------------------------
                                      Total Return Swaps
-----------------------------------------------------------------------------------------------
Receive payment on the monthly reset spread
   from Bank of America - CMBS AAA 10 yr
   Index plus 40 basis points times the
   notional amount. Fund receives payment
   if the return on the spread appreciates
   over the payment period and pays if the
   return on the spread depreciates over the
   payment period. (Counterparty: Bank of
   America)                                         03/01/08          43,000            (2,107)

Receive payment on the monthly reset spread
   from Bank of America - CMBS AAA 10 yr
   Index minus 10 basis points times the
   notional amount. Fund receives payment
   if the return on the spread appreciates
   over the payment period and pays if the
   return on the spread depreciates over the
   payment period. (Counterparty: Bank of
   America)                                         03/31/08          21,000            (1,028)

Receive payment on the monthly reset spread
   from Bank of America - CMBS AAA 10 yr
   Index plus 50 basis points times the
   notional amount. Fund receives payment
   if the return on the spread appreciates
   over the payment period and pays if the
   return on the spread depreciates over the
   payment period. (Counterparty: Bank of
   America)                                         03/01/08          19,000              (931)

Deliver payment on the quarterly reset spread
   from MSCI EAFE Index minus 20 basis
   points times the notional amount. Fund
   receives payment if the return on the
   spread appreciates over the payment
   period and pays if the return on the
   spread depreciates over the payment
   period. (Counterparty: Bear Stearns)             03/23/08          22,247            (1,281)

-----------------------------------------------------------------------------------------------
                                                                                Net Unrealized
                                                                  Notional       Appreciation
                                                   Expiration      Amount       (Depreciation)
Description                                           Date       (Thousands)     ($Thousands)
-----------------------------------------------------------------------------------------------
Deliver payment on the quarterly reset spread
   from MSCI EAFE Index less 23 basis
   points times the notional amount. Fund
   receives payment if the return on the
   spread appreciates over the payment
   period and pays if the return on the
   spread depreciates over the payment
   period. (Counterparty: Bear Stearns)             08/06/08          14,342    $          (50)

Deliver payment on the quarterly reset spread
   from MSCI Japan net Index plus 20 basis
   points times the notional amount. Fund
   receives payment if the return on the
   spread appreciates over the payment
   period and pays if the return on the
   spread depreciates over the payment
   period. (Counterparty: Goldman Sachs)            03/24/08          18,355              (868)

Fund delivers payment on the quarterly reset
   spread from MSCI EAFE Index less 22
   basis points times the notional
   amount. Fund receives payment if the
   return on the spread appreciates over the
   payment period and pays if the return on
   the spread depreciates over the payment
   period. (Counterparty: JPMorgan Chase)           06/30/08          20,479            (1,781)

Deliver payment on the quarterly reset spread
   from MSCI EAFE Index plus 23 basis
   points times the notional amount. Fund
   receives payment if the return on the
   spread appreciates over the payment
   period and pays if the return on the
   spread depreciates over the payment
   period. (Counterparty: JPMorgan Chase)           09/01/08          14,867            (1,623)

Deliver payment on the quarterly reset spread
   from Swiss market Index plus 47 basis
   points times the notional amount. Fund
   receives payment if the return on the
   spread appreciates over the payment
   period and pays if the return on the
   spread depreciates over the payment
   period. (Counterparty: JPMorgan Chase)           01/21/09 CHF      13,000               380

Receive payment on the monthly reset spread
   from Bank of America - CMBS AAA 10 yr
   Index plus 40 basis points times the
   notional amount. Fund receives payment
   if the return on the spread appreciates
   over the payment period and pays if the
   return on the spread depreciates over the
   payment period. (Counterparty: Bank of
   America)                                         04/30/08          10,000              (490)

Receive payment on the monthly reset spread
   from Bank of America - CMBS AAA 10 yr
   Index minus 35 basis points times the
   notional amount. Fund receives payment
   if the return on the spread appreciates
   over the payment period and pays if the
   return on the spread depreciates over the
   payment period. (Counterparty: Bank of
   America)                                         08/01/08          22,000            (1,077)

Receive payment on the monthly reset spread
   from Bank of America - CMBS IG 10 yr
   Index plus 35 basis points times the
   notional amount. Fund receives payment
   if the return on the spread appreciates
   over the payment period and pays if the
   return on the spread depreciates over the
   payment period. (Counterparty: Bank of
   America)                                         05/01/08           6,000              (353)


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

-----------------------------------------------------------------------------------------------
                                                                                Net Unrealized
                                                                  Notional       Appreciation
                                                   Expiration      Amount       (Depreciation)
Description                                           Date       (Thousands)     ($Thousands)
-----------------------------------------------------------------------------------------------
Receive payment on the monthly reset spread
   from Bank of America - CMBS AAA 10 yr
   Index minus 50 basis points times the
   notional amount. Fund receives
   payment if the return on the spread
   appreciates over the payment period and
   pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Goldman Sachs)                    03/31/08           8,000    $         (392)

Receive payment on the monthly reset spread
   from Bank of America - CMBS AAA 10 yr
   Index minus 80 basis points times the
   notional amount. Fund receives
   payment if the return on the spread
   appreciates over the payment period and
   pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: JPMorgan Chase)                   03/31/08          24,000            (1,176)

Receive payment on the monthly reset spread
   from Bank of America - CMBS AAA 10 yr
   Index minus 80 basis points times the
   notional amount. Fund receives
   payment if the return on the spread
   appreciates over the payment period and
   pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: JPMorgan Chase)                   03/01/08           6,000              (294)

Receive payment on the monthly reset spread
   from Lehman - CMBS AAA 10 yr 8.5
   Index minus 15 basis points times the
   notional amount. Fund receives
   payment if the return on the spread
   appreciates over the payment period and
   pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: JPMorgan Chase)                   05/01/08           7,000              (459)

Receive payment on the monthly reset spread
   from Bank of America - CMBS AAA 10 yr
   Index minus 65 basis points times the
   notional amount. Fund receives
   payment if the return on the spread
   appreciates over the payment period and
   pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Wachovia)                         08/01/08          15,000              (735)
                                                                                ---------------
                                                                                $      (14,265)
                                                                                ---------------

      Percentages are based on a Net Assets of $2,937,937 ($ Thousands)

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of February 29, 2008

(A) This security or a partial position of this security is on loan at February 29, 2008. The total value of securities on loan at February 29, 2008 was $134,560 ($ Thousands).

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C) Variable Rate Security - The rate reported is the rate in effect as of February 29, 2008. The date reported is the next reset date.

(D) Zero Coupon Security - The rate reported is the effective yield at time of purchase.

(E) All or a portion of this security has been pledged as collateral for open futures contracts.

(F) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2008 was $149,465 ($ Thousands)

(G)   The rate reported is the effective yield at time of purchase.

(H)   Investment in Affiliated Security.

+++   Real Estate Investment Trust

+ At February 29, 2008, the tax basis cost of the Fund's investments was $3,007,244 ($ Thousands), and the unrealized appreciation and depreciation were $261,257 ($ Thousands) and $(149,825) ($ Thousands) respectively.

      For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ADR -- American Depositary Receipt
AED -- United Arab Emirates Dirham
ARM -- Adjustable Rate Mortgage
AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
Cl -- Class
CMO -- Collateralized Mortgage Obligation
DKK -- Danish Krone
EUR -- Euro
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
GDR -- Global Depositary Receipt
GNMA -- Government National Mortgage Association
HKD -- Hong Kong Dollar
IO -- Interest Only
JPY -- Japanese Yen
L.P. -- Limited Partnership
LLC -- Limited Liability Company
MTN -- Medium Term Note
MXP -- Mexican Peso
NIM -- Net Interest Margin
NOK -- Norwegian Krone
NVDR -- Non-Voting Depositary Receipt
NZD -- New Zealand Dollar
SEK -- Swedish Krona
Ser -- Series
SGD -- Singapore Dollar
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
TIPS -- Treasury Inflation Protected Security
USD -- U.S. Dollar
ZAR -- South African Rand

Amounts designated as "--" are $0 or have been rounded to $0


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunity Fund^

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

MUTUAL FUND -- 30.4%
   SEI LIBOR Plus Portfolio, 5.760%** (A)             8,328,963   $      77,875
                                                                  --------------

Total Mutual Fund
   (Cost $83,067) ($ Thousands)                                          77,875
                                                                  --------------
LOAN PARTICIPATIONS -- 24.7%

   Acquireco LLC (Telesate)(B)(G)
       0.000%, 10/09/14                           $          73               6
   Acquireco LLC (Telesate), Ser B
       6.513%, 10/09/14                                     921             846
   Acquireco LLC (Telesate), Ser B,
     Delayed Draw
       8.000%, 10/09/14                                       5               5
   Alpha Topco, Ser B1
       7.093%, 12/31/13                                     571             492
   Alpha Topco, Ser B2
       7.093%, 12/31/13                                     429             369
   Alpha Topco, Second Lien, Ser D, 2nd
     Lien
       8.218%, 06/30/14                                   1,000             828
   Berry Plastics Holding, Ser C (G)
       0.000%, 04/03/15                                   1,000             860
   Blockbuster, Ser B
       9.212%, 08/20/11                                   1,014             906
       0.000%, 08/20/11 (G)                                 500             446
   Bosie Paper Holdings, Second Lien
       12.500%, 02/23/15                                  1,000             924
   Boston Generating LLC, First Lien, 1st
     Lien
       7.448%, 12/20/13                                     773             675
   Boston Generating LLC, First Lien 1st
     Lien (Synthetic)
       7.610%, 12/20/13                                     221             187
       6.975%, 12/15/14                                   1,000             846
   Brickman Group Holdings, Ser B,
     Tranche B
       7.143%, 01/23/14                                     993             898
   Burlington Coat Factory Warehouse,
     Ser C
       7.320%, 05/28/13                                   1,000             840
   Caritor
       7.080%, 05/17/13                                     926             727
   Caritor (Keane International) (Synthetic)
       7.080%, 05/11/13                                      70              55
   CCS Medical
         8.450%, 09/30/12                                   992             896
   Cequel Communications (AKS
     Cebridge), Ser B, 1st Lien
       7.214%, 11/05/13                                     498             419
   Charter Communications
       6.990%, 06/05/14                                   1,000             876
   Checksmart Financial, Ser B, 1st Lien
       7.900%, 05/01/12                                      --              --
   Clarke American, Ser B, Tranche B
       7.698%, 03/09/14                                   1,995           1,620
   Colleyville Resources
       8.481%, 12/28/10                                     163             148
   Colleyville Resources, Ser D, Tranche D
       8.481%, 12/28/13                                     531             497

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Crescent Resources, LLC
       8.027%, 09/07/12                           $       1,000   $         770
   Delta Air Lines
       6.840%, 04/30/12                                   1,000             853
   Delta Air Lines, Second Lien, 2nd Lien
       8.082%, 04/30/14                                     998             836
   Dole Food, Ser B
       4.247%, 04/12/13                                      47              40
       0.000%, 04/12/13 (G)                                 104              88
   Dollar General, Ser B-1, Tranche B-1
       7.734%, 07/07/14                                   1,000             887
   Dynea North, First Lien, 1st Lien
       7.650%, 07/10/14                                     995             846
   Eddie Bauer, Ser B
       0.000%, 04/01/14 (G)                               1,500           1,298
   First Data, Ser B-1
       0.000%, 09/24/14 (G)                               1,000             907
   Foamex LP, 1st Lien
       6.359%, 02/12/13                                     863             717
   Ford Motor
       8.000%, 12/15/13                                   1,485           1,266
   Ginn La Conduit Lender, First Lien,
     Ser A, 1st Lien, Tranche A
       5.098%, 06/08/11                                     315             236
   Ginn La Conduit Lender, First Lien,
     Ser B, 1st Lien, Tranche B
       8.698%, 06/08/11                                     681             510
   Graham Packaging, Ser B
       7.254%, 10/07/11                                   1,000             906
   Greenwood Racing
       7.010%, 11/28/11                                     993             908
   Helix Energy Solutions Group
       7.378%, 07/01/13                                     755             706
   Hub International
       8.203%, 06/13/14                                   1,016             864
       0.000%, 06/13/14 (B)(G)                               51               8
   Hub International, Delayed Draw
       8.010%, 06/13/14                                     177             151
   IAP Worldwide Services, First Lien, 1st
     Lien
       11.500%, 12/30/12                                    992             816
   Kepler Holdings
       10.698%, 06/30/09                                  1,000             980
   Knology
       7.480%, 04/13/12                                   1,000             840
   Lake at Las Vegas Joint Venture
       15.460%, 06/20/12                                    880             313
       11.210%, 01/24/08                                    250             249
       0.000%, 06/20/12 (G)                               1,000             356
   Lake at Las Vegas Joint Venture
     (Synthetic)
       15.460%, 06/20/12                                    120              43
   Level 3 Financing
       7.610%, 03/01/14                                   1,500           1,308
   Lifecare Holding (Rainier Acquisition)
       8.200%, 08/11/12                                     995             832
   Metroflag, Second Lien
       12.116%, 07/06/08                                  1,500           1,365
   Movie Gallery, First Lien, 1st Lien
       12.250%, 03/08/12                                    479             324


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Movie Gallery, First Lien 1st Lien
     (Synthetic)
       11.000%, 03/08/12                          $          20   $          14
   Mylan Laboratories, Ser B
       8.170%, 10/02/14                                   2,000           1,926
   Mysis Hospital Systems
       8.120%, 10/12/07                                     998             928
   Nielsen Finance LLC, Ser B
       0.000%, 08/09/13 (G)                               1,500           1,318
   Northwest Airlines
       0.000%, 08/21/08 (G)                               1,000             852
   Onex Carestream Finance
       7.113%, 04/10/13                                   1,000             821
   Orbitz Worldwide
       7.837%, 07/25/14                                     998             868
   Penton Media, First Lien
       7.448%, 02/01/13                                     493             387
   Pinnacle Foods Group
       7.483%, 04/02/14                                     995             885
   Realogy (Synthetic)
       0.000%, 10/10/13 (G)                                 118              99
   Realogy, Ser B
       8.240%, 10/10/13                                   1,000             841
       0.000%, 10/10/13 (G)                                 500             416
   Realogy, Ser B, Term B
       8.240%, 10/10/13                                     882             742
   Sabre
       6.960%, 09/30/14                                   1,458           1,204
   Serena Software
       7.175%, 03/10/13                                     928             863
   Sirva Worldwide, Ser B
       11.930%, 12/01/10                                  1,000             467
   Solo Cup, Ser B1
       8.435%, 02/27/11                                     632             579
   Solvest (Dole), Ser C
       6.375%, 04/12/13                                     348             293
   Spectrum Brands
       2.994%, 03/03/13                                      63              56
   Spectrum Brands, Ser B II
       7.818%, 03/03/13                                   1,257           1,122
   Spirit Finance
       7.911%, 07/15/13                                   1,000             759
   Totes Isotoner, 1st Lien
       8.248%, 01/31/13                                   1,000             880
   TPF Generation Holdings, LLC
     (Synthetic Revolver)
       7.198%, 12/15/11                                      49              41
   TPF Generation Holdings, LLC, First
     Lien, 1st Lien
       7.198%, 12/15/13                                     796             681
   TPF Generation Holdings, LLC, First
     Lien 1st Lien (Synthetic)
       7.198%, 12/15/13                                     156             132
   Travelport, LLC (FKA Travelport)
     (Synthetic)
       7.080%, 08/23/13                                     167             125
   Travelport, LLC, Ser B
       7.448%, 08/23/13                                     833             722
   Tribune, Tranche B
       7.910%, 05/09/14                                     597             434

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Tribune, Tranche X
       7.396%, 05/09/09                           $         373   $         338
   Univision Communications
       5.495%, 08/15/14                                     483             406
       5.495%, 09/29/14                                     958             805
       1.000%, 09/29/14(B)                                   17               3
   Univision Communications, Ser B
       0.000%, 09/29/14 (B)(G)                               34              28
   US Airways Group
       7.355%, 03/19/14                                   1,000             782
   Venoco, Second Lien, 2nd Lien
       8.938%, 05/07/14                                   2,000           1,779
   Verint Systems
       7.381%, 05/09/14                                   1,877           1,576
   West, Ser B-2
       0.000%, 10/24/13 (G)                               1,500           1,272
   Wide Open West Finance, First Lien,
     1st Lien
       7.505%, 06/30/14                                   1,000             875
   Wilmar Opco (Tropicana) (Tropicana)
       10.500%, 01/03/12                                  1,000             978
   WM Bolthouse Farms, First Lien
       7.500%, 12/17/12                                   1,485           1,386
                                                                  --------------
Total Loan Participations
     (Cost $72,075) ($ Thousands)                                        63,272
                                                                  --------------
MORTGAGE-BACKED SECURITIES -- 13.0%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 4.1%
   FHLMC CMO STRIPS, Ser 245, Cl IO,
     IO
       5.000%, 05/15/37                                     385              97
   FHLMC CMO, Ser 3153, Cl FX(C)
       3.471%, 03/15/08                                     525             518
   FNMA(D)
       6.000%, 11/01/08 to 01/04/27                       8,454           8,715
       5.500%, 10/01/20 to 01/03/22                       1,326           1,357
                                                                  --------------
                                                                         10,687
                                                                  --------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 8.9%
   American Tower Trust, Ser 2007-1A,
     Cl D(E)
       5.957%, 04/15/37                                     250             231
   Banc of America Funding, Ser 2005-F,
     Cl 4A1(C)
       5.350%, 03/01/08                                     542             512
   Banc of America Funding, Ser 2006-D,
     Cl 3A1(C)
       5.570%, 03/01/08                                     482             489
   Banc of America Large Loan, Ser 2007-
     BMB1, Cl A1(C) (E)
       3.631%, 03/25/08                                     197             181
   Banc of America Mortgage Securities,
     Ser 2004-F, Cl 2A5(C)
       4.140%, 07/25/34                                     350             351
   Banc of America Mortgage Securities,
     Ser 2005-A, Cl 2A1(C)
       4.460%, 02/25/35                                     306             309
   Bear Stearns Adjustable Rate Mortgage
     Trust, Ser 2005-6, Cl 3A1(C)
       5.270%, 03/01/08                                     411             384


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunity Fund^

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Bear Stearns Adjustable Rate Mortgage
     Trust, Ser 2005-9, Cl A1(C)
       4.630%, 03/01/08                           $         526   $         522
   Bear Stearns Adjustable Rate Mortgage
     Trust, Ser 2006-1, Cl A1(C)
       4.620%, 03/01/08                                     500             499
   Bear Stearns Commercial Mortgage
     Securities, Ser 2001-TOP2, Cl A2
       6.480%, 02/15/35                                     500             511
   Citigroup Commercial Mortgage Trust,
     Ser 2007-FL3A, Cl J(C) (E)
       4.071%, 03/30/08                                     155             128
   Citigroup Mortgage Loan Trust,
     Ser 2006-AR1, Cl 1A1(C)
       4.900%, 10/25/35                                     508             509
   Countrywide Alternative Loan Trust,
     Ser 2007-HY5R, Cl 2A1A(C)
       5.540%, 03/01/08                                     770             751
   Countrywide Home Loan Mortgage
     Pass Through Trust, Ser 2005-
     HY10, Cl 3A1A(C)
       5.380%, 03/01/08                                     512             474
   Credit Suisse First Boston Mortgage
     Securities, Ser 2000-C1, Cl A2
       7.545%, 04/15/62                                     496             511
   Crown Castle Towers LLC, Ser 2006-
     1A, Cl E(E)
       6.065%, 11/15/36                                     380             339
   Crusade Global Trust, Ser 2007-1,
     Cl A1(C)
       3.954%, 04/19/38                                     284             272
   Diversified REIT Trust, Ser 1999-1A,
     Cl A2(E)
       6.780%, 03/18/11                                     118             120
   First Horizon Alternative Mortgage
     Trust, Ser 2005-AA3, Cl 3A1(C)
       5.348%, 03/01/08                                     290             293
   First Horizon Mortgage Pass-Through
     Certificate, Ser 2005-AR4, Cl 2A1(C)
       5.330%, 10/25/35                                     248             250
   First Union - Chase Commercial
     Mortgage, Ser 1999-C2, Cl A2
       6.645%, 06/15/31                                     200             201
   GMAC Mortgage Loan Trust, Ser 2006-
     AR1, Cl 1A1(C)
       5.590%, 03/01/08                                     505             512
   Granite Master Issuer, Ser 2006-1A,
     Cl A5(C) (E)
       3.140%, 04/20/08                                     220             202
   GS Mortgage Securities, Ser 2007-EOP,
     Cl K(C) (E)
       4.231%, 03/06/08                                      75              69
   GSR Mortgage Loan Trust, Ser 2006-
     AR1, Cl 2A2(C)
       5.180%, 01/25/36                                     388             389
   GSR Mortgage Loan Trust, Ser 2006-
     AR2, Cl 3A1(C)
       5.750%, 04/25/36                                      72              73
   GSR Mortgage Loan Trust, Ser 2007-
     AR2, Cl 1A1(C)
       5.790%, 05/25/37                                     524             528

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Harborview Mortgage Loan Trust,
     Ser 2005-14, Cl 3A1A(C)
       5.300%, 12/19/35                           $         372   $         365
   Holmes Master Issuer PLC, Ser 2007-
     1, Cl 1C1(C)
       4.538%, 04/16/08                                     100              98
   Holmes Master Issuer PLC, Ser 2007-
     2A, Cl 1C(C)
       4.488%, 04/16/08                                     165             158
   JP Morgan Mortgage Trust, Ser 2007-
     A3, Cl 1A1(C)
       5.480%, 03/01/08                                     470             473
   JP Morgan Mortgage Trust, Ser 2007-
     A4, Cl 1A1(C)
       5.480%, 06/25/37                                     470             469
   Master Adjustable Rate Mortgages
     Trust, Ser 2005-6, Cl 5A1(C)
       5.040%, 07/25/35                                     515             517
   Merrill Lynch Mortgage Backed
     Securities Trust, Ser 2007-2,
     Cl 1A1(C)
       5.800%, 03/01/08                                     539             553
   Merrill Lynch Mortgage Investors,
     Ser 2005-A1, Cl 2A1(C)
       4.520%, 12/25/34                                     323             327
   Merrill Lynch Mortgage Investors,
     Ser 2005-A9, Cl 2A1E(C)
       5.130%, 12/25/35                                     187             188
   Merrill Lynch Mortgage Investors,
     Ser 2005-A9, Cl 2A1A(C)
       5.130%, 03/01/08                                     607             608
   MLCC Mortgage Investors, Ser 2006-1,
     Cl 2A1(C)
       5.390%, 03/01/08                                     295             298
   Morgan Stanley Capital I, Ser 2007-
     XLFA, Cl C(C) (E)
       3.282%, 10/15/20                                     240             212
   MortgageIT Trust, Ser 2005-1, Cl 2A(C)
       4.250%, 02/25/35                                     519             512
   MortgageIT Trust, Ser 2005-4, Cl A1(C)
     3.415%, 03/25/08                                       501             449
   Residential Funding Mortgage
     Securities, Ser 2005-SA5, Cl 2A(C)
       5.330%, 03/01/08                                     187             189
   Residential Funding Mortgage
     Securities, Ser 2006-SA1, Cl 1A1(C)
       5.675%, 02/25/36                                     164             166
   Residential Funding Mortgage
     Securities, Ser 2007-SA2, Cl 2A2(C)
       5.675%, 03/01/08                                     353             356
   Residential Funding Mortgage
     Securities, Ser 2007-SA3, Cl 2A1(C)
       5.780%, 03/01/08                                     471             473
   Sequoia Mortgage Trust, Ser 2007-2,
     Cl 2AA1(C)
       5.808%, 03/01/08                                     617             623
   Washington Mutual Mortgage Pass
     Through Certificate, Ser 2004-AR5,
     Cl A6(C)
       3.842%, 03/01/08                                     600             606


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Washington Mutual Mortgage Pass
     Through Certificate, Ser 2005-AR14,
     Cl 1A4(C)
       5.060%, 12/25/35                           $         497   $         501
   Washington Mutual Mortgage Pass
     Through Certificate, Ser 2005-AR3,
     Cl A2(C)
       4.637%, 03/01/08                                     452             454
   Wells Fargo Mortgage Backed
     Securities Trust, Ser 2005-AR16,
     Cl 6A3(C)
       5.000%, 03/01/08                                     179             180
   Wells Fargo Mortgage Backed
     Securities Trust, Ser 2006-AR2,
     Cl 2A3(C)
       5.100%, 03/25/36                                     186             187
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2004-EE,
     Cl 2A2(C)
       3.988%, 03/01/08                                     437             433
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2004-Z,
     Cl 2A1(C)
       4.573%, 03/01/08                                     535             513
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2005-AR16,
     Cl 3A2(C)
       4.996%, 03/01/08                                     138             141
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2005-AR4,
     Cl 2A2(C)
       4.522%, 03/01/08                                     513             516
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2006-AR10,
     Cl 2A1(C)
       5.650%, 03/01/08                                     613             621
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2006-AR12,
     Cl 2A1(C)
       6.100%, 09/25/36                                     302             305
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2006-AR13,
     Cl A2(C)
       5.760%, 09/25/36                                     508             503
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2006-AR5,
     Cl 2A1(C)
       5.537%, 03/01/08                                     434             439
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2006-AR6,
     Cl 3A1(C)
       5.094%, 03/01/08                                     401             404
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2006-AR8,
     Cl 2A1(C)
       5.241%, 03/01/08                                     319             321
                                                                  --------------
                                                                         22,768
                                                                  --------------
Total Mortgage-Backed Securities
   (Cost $33,440) ($ Thousands)                                          33,455
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES -- 8.6%

AUTOMOTIVE -- 3.6%
   Aesop Funding II LLC, Ser 2003-3A,
     Cl A3(E)
       3.720%, 07/20/09                           $         275   $         275
   Aesop Funding II LLC, Ser 2005-1A,
     Cl A1(E)
       3.950%, 04/20/09                                     200             200
   AmeriCredit Automobile Receivables
     Trust, Ser 2004-BM, Cl A4
       2.670%, 03/07/11                                     174             174
   AmeriCredit Automobile Receivables
     Trust, Ser 2006-1, Cl A3
       5.110%, 10/06/10                                     154             154
   AmeriCredit Automobile Receivables
     Trust, Ser 2006-1, Cl B
       5.200%, 03/06/11                                     195             195
   AmeriCredit Automobile Receivables
     Trust, Ser 2007-AX, Cl A4(C)
       3.221%, 10/06/13                                     285             248
   AmeriCredit Automobile Receivables
     Trust, Ser 2007-BF, Cl A3A
       5.160%, 04/06/12                                     300             301
   AmeriCredit Automobile Receivables
     Trust, Ser 2007-CM, Cl A4A
       5.550%, 04/07/14                                     500             487
   AmeriCredit Prime Automobile
     Receivable, Ser 2007-2M, Cl A3
       5.220%, 06/08/12                                     485             489
   Banc of America Securities Auto Trust,
     Ser 2005-WF1, Cl A3
       3.990%, 08/18/09                                      57              57
   Capital Auto Receivables Asset Trust,
     Ser 2007-1, Cl B
       5.150%, 09/17/12                                     230             223
   Capital Auto Receivables Asset Trust,
     Ser 2007-3, Cl A3A
       5.020%, 09/15/11                                     200             205
   Capital One Auto Finance Trust,
     Ser 2005-C, Cl A4A
       4.710%, 06/15/12                                     115             110
   Capital One Auto Finance Trust,
     Ser 2007-C, Cl A3A
       5.130%, 04/16/12                                     490             457
   Capital One Prime Auto Receivables
     Trust, Ser 2007-2, Cl A3
       4.890%, 01/17/12                                     500             512
   Carmax Auto Owner Trust, Ser 2007-1,
     Cl C
       5.530%, 07/15/13                                      50              47
   Carmax Auto Owner Trust, Ser 2008-1,
     Cl A4B(C)
       4.421%, 02/15/13                                     485             481
   Chase Manhattan Auto Owner Trust,
     Ser 2005-A, Cl A4
       3.980%, 04/15/11                                     500             502
   Ford Credit Auto Owner Trust,
     Ser 2006-A, Cl C
       5.480%, 09/15/11                                     250             257


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunity Fund^

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Ford Credit Auto Owner Trust,
     Ser 2007-B, Cl A3A
       5.150%, 11/15/11                           $         230   $         237
   GE Dealer Floorplan Master Note Trust,
     Ser 2006-2, Cl C(C)
       3.544%, 04/20/13                                     120             102
   Harley-Davidson Motorcycle Trust,
     Ser 2005-2, Cl A2
       4.070%, 02/15/12                                     674             680
   Harley-Davidson Motorcycle Trust,
     Ser 2007-1, Cl C
       5.540%, 04/15/15                                     105             101
   Honda Auto Receivables Owner Trust,
     Ser 2004-3, Cl A4
       3.280%, 02/18/10                                     152             152
   Honda Auto Receivables Owner Trust,
     Ser 2005-1, Cl A4
       3.820%, 05/21/10                                     234             235
   Hyundai Auto Receivables Trust,
     Ser 2007-A, Cl A3B(C)
       3.521%, 01/17/12                                     140             138
   Merrill Auto Trust Securitization,
     Ser 2007-1, Cl C
       5.960%, 12/15/13                                     400             365
   Nissan Auto Receivables Owner Trust,
     Ser 2006-A, Cl A4
       4.770%, 07/15/11                                     350             356
   Nissan Auto Receivables Owner Trust,
     Ser 2007-B, Cl A3
       5.030%, 05/16/11                                     135             139
   Santander Drive Auto Receivables
     Trust, Ser 2007-1, Cl A2
       5.200%, 12/15/10                                     248             246
   Superior Wholesale Inventory Financing
     Trust, Ser 2007-AE1, Cl B(C)
       3.421%, 03/15/08                                      25              24
   Superior Wholesale Inventory Financing
     Trust, Ser 2007-AE1, Cl C(C)
       3.721%, 03/13/08                                      45              41
   Swift Master Auto Receivables Trust,
     Ser 2007-2, Cl A(C)
       3.771%, 10/15/12                                     430             413
   USAA Auto Owner Trust, Ser 2007-1,
     Cl A3
       5.430%, 10/17/11                                     260             268
   USAA Auto Owner Trust, Ser 2007-2,
     Cl A3
       4.900%, 02/15/12                                     245             251
   Volkswagen Auto Lease Trust,
     Ser 2006-A, Cl A3
       5.500%, 09/21/09                                     225             227
                                                                  --------------
                                                                          9,349
                                                                  --------------
CREDIT CARDS -- 3.0%
   Advanta Business Card Master Trust,
     Ser 2005-C1, Cl C(C)
       3.624%, 03/20/08                                     400             391
   Advanta Business Card Master Trust,
     Ser 2007-B1, Cl B(C)
       3.364%, 12/22/14                                     400             325

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   American Express Credit Account
     Master Trust, Ser 2007-2, Cl B(C)
       3.301%, 09/15/16                           $         145   $         126
   Bank of America Credit Card Trust,
     Ser 2007-B5, Cl B5(C)
       3.721%, 03/15/12                                     470             458
   Bank One Issuance Trust, Ser 2003-
     B1, Cl B1(C)
       3.491%, 03/15/08                                     285             285
   Bank One Issuance Trust, Ser 2003-
     C2, Cl C2(C)
       4.261%, 03/16/08                                     500             500
   Capital One Multi-Asset Execution
     Trust, Ser 2004-C4, Cl A14(C)
       3.771%, 03/02/08                                     650             620
   Capital One Multi-Asset Execution
     Trust, Ser 2005-C1, Cl C1(C)
       3.521%, 02/15/13                                     350             326
   Capital One Multi-Asset Execution
     Trust, Ser 2007-C2, Cl C2(C)
       3.421%, 03/15/08                                     400             340
   Chase Issuance Trust, Ser 2005-C2,
     Cl C2(C)
       3.561%, 01/15/15                                     400             343
   Chase Issuance Trust, Ser 2007-A14,
     Cl A14(C)
       3.371%, 03/27/08                                     650             646
   Chase Issuance Trust, Ser 2007-A15,
     Cl A
       4.960%, 09/17/12                                     500             517
   Citibank Credit Card Issuance Trust,
     Ser 2007-B5, Cl B5(C)
       3.838%, 11/07/14                                     500             461
   Citibank Credit Card Issuance Trust,
     Ser 2007-B6, Cl B6
       5.000%, 11/08/12                                     340             338
   First National Master Note Trust,
     Ser 2007-1, Cl B(C)
       3.321%, 04/15/13                                     320             303
   First USA Credit Card Master Trust,
     Ser 1998-2, Cl C(E)
       6.800%, 02/18/11                                     550             548
   GE Capital Credit Card Master Note
     Trust, Ser 2007-3, Cl C(C)
       3.421%, 06/15/13                                     500             462
   MBNA Credit Card Master Note Trust,
     Ser 2006-A1, Cl A1
       4.900%, 07/15/11                                     400             406
   Washington Mutual Master Note Trust,
     Ser 2006-C3A, Cl C3A(C) (E)
       3.501%, 03/10/08                                     535             481
                                                                  --------------
                                                                          7,876
                                                                  --------------
MORTGAGE RELATED SECURITIES -- 1.0%
   ACE Securities, Ser 2006-HE1,
     Cl A2A(C)
       3.215%, 02/25/36                                      11              11
   First Franklin Mortgage Loan Asset,
     Ser 2006-FF18, Cl A2B(C)
       3.245%, 12/25/37                                     275             227


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   First Franklin Mortgage Loan Asset,
     Ser 2007-FF1, Cl M2(C)
       3.395%, 03/26/08                            $        285   $          55
   Merrill Lynch First Franklin Mortgage
     Loan Trust, Ser 2007-4, Cl M6(C)
       3.835%, 07/25/37                                     100               9
   Morgan Stanley Capital, Ser 2007-HE2,
     Cl M2(C)
       3.395%, 01/25/37                                     150              54
   Morgan Stanley Home Equity Loans,
     Ser 2005-3, Cl M1(C)
       3.585%, 08/25/35                                     350             289
   Morgan Stanley Home Equity Loans,
     Ser 2005-4, Cl M1(C)
       3.545%, 09/25/35                                     370             255
   Option One Mortgage Loan Trust,
     Ser 2005-3, Cl M1(C)
       3.605%, 03/25/08                                     330             299
   Option One Mortgage Loan Trust,
     Ser 2005-5, Cl M1(C)
       5.179%, 03/27/08                                     470             386
   Option One Mortgage Loan Trust,
     Ser 2007-FXD2, Cl 2A1
       5.900%, 03/25/37                                     288             283
   Option One Mortgage Loan Trust,
     Ser 2007-HL1, Cl 2A1(C)
       3.496%, 03/26/08                                     253             227
   Residential Asset Securities, Ser 2005-
     KS12, Cl M1(C)
       3.575%, 03/25/08                                     375             330
   Securitized Asset-Backed Receivables
     LLC, Ser 2007-NC2, Cl M2(C)
       3.395%, 01/25/37                                     145              44
                                                                  --------------
                                                                          2,469
                                                                  --------------

OTHER ASSET-BACKED SECURITIES -- 1.0%
   ACAS Business Loan Trust, Ser 2006-
     1A, Cl A(C) (E)
       3.319%, 11/27/19                                     450             434
   ACAS Business Loan Trust, Ser 2007-
     1A, Cl C(C) (E)
       3.920%, 04/24/08                                     444             401
   CIT Equipment Collateral, Ser 2006-
     VT1, Cl B
       5.230%, 02/20/13                                     104             105
   Dominos Pizza Master Issuer LLC,
     Ser 2007-1, Cl A2(E)
       5.261%, 04/25/37                                     400             389
   John Deere Owner Trust, Ser 2007-A,
     Cl A2
       5.210%, 10/15/09                                      52              52
   Lambda Finance, Ser 2005-1A,
     Cl A3(C) (E)
       3.295%, 11/15/29                                     400             384
   Marlin Leasing Receivables LLC,
     Ser 2006-1A, Cl A2(E)
       5.430%, 11/17/08                                      40              40
   Peco Energy Transition Trust,
     Ser 2000-A, Cl A3
       7.625%, 03/01/10                                     295             307

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Sierra Receivables Funding, Ser 2007-
     2A, Cl A2(C) (E)
       4.114%, 03/01/08                            $        414   $         356
                                                                  --------------
                                                                          2,468
                                                                  --------------
Total Asset-Backed Securities
   (Cost $23,746) ($ Thousands)                                          22,162
                                                                  --------------
CORPORATE OBLIGATIONS -- 7.3%

CONSUMER DISCRETIONARY -- 0.8%
   CBS
       7.700%, 07/30/10                                     250             270
   COX Communications
       4.625%, 01/15/10                                     300             303
   Daimler Finance NA LLC
       7.200%, 09/01/09                                     300             315
   Macy's Retail Holdings
       6.300%, 04/01/09                                     300             302
   5.350%, 03/15/12                                         225             218
       President and Fellows of Harvard
   College
       3.700%, 04/01/13                                     265             266
   Time Warner Cable
       5.400%, 07/02/12                                     500             505
                                                                  --------------
                                                                          2,179
                                                                  --------------
CONSUMER STAPLES -- 0.4%
   Altria Group
       7.000%, 11/04/13                                     250             290
   General Mills(C)
       4.024%, 04/23/08                                     400             387
   Miller Brewing(E)
       4.250%, 08/15/08                                     300             302
                                                                  --------------
                                                                            979
                                                                  --------------
ENERGY -- 0.2%
   Canadian Natural Resources
       5.700%, 05/15/17                                     150             151
   KeySpan
       7.625%, 11/15/10                                     300             333
                                                                  --------------
                                                                            484
                                                                  --------------
FINANCIALS -- 4.5%
   Ameriprise Financial
       5.350%, 11/15/10                                     300             311
   Banco Santander Chile(C) (E)
       5.496%, 03/09/08                                     450             442
   Capital One Financial MTN
       5.700%, 09/15/11                                     300             296
   Capmark Financial Group(C) (E)
       3.746%, 05/10/10                                     500             350
   CIT Group
       3.375%, 04/01/09                                     300             291
   Citigroup(C)
       5.416%, 03/11/08                                     300             275
   Comerica Bank(C)
       3.164%, 03/19/08                                     275             275
   Everest Reinsurance Holdings(C)
       8.750%, 03/15/10                                     295             326
       6.600%, 05/15/37                                     450             390
   General Electric Capital(C)
       3.334%, 04/28/08                                     275             270
   Genworth Global Funding Trusts MTN
       5.200%, 10/08/10                                     400             413


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunity Fund^

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Goldman Sachs Capital III(C)
       5.894%, 09/29/49                            $        500   $         385
   Goldman Sachs Group(C)
       3.325%, 05/06/08                                     500             481
   Hartford Financial Services Group
       7.900%, 06/15/10                                     250             276
   IBM International Group Capital LLC(C)
       3.646%, 04/29/08                                     330             331
   International Lease Finance, Ser P
     MTN(C)
       4.658%, 01/15/10                                     500             490
   JP Morgan Chase Capital XXI, Ser U(C)
       4.062%, 02/02/37                                     550             415
   Lehman Brothers Holdings, Ser G
     MTN(C)
       3.346%, 11/10/09                                     500             483
   Liberty Property LP+++
       7.250%, 03/15/11                                     300             318
   MBIA Insurance(C) (E)
       14.000%, 01/01/33                                    200             204
   Monumental Global Funding(C) (E)
       4.458%, 04/16/08                                     450             412
   Morgan Stanley, Ser G(C)
       4.843%, 04/04/08                                     400             363
   Prudential Financial MTN
       5.100%, 12/14/11                                     300             312
   Reinsurance Group of America
       5.625%, 03/15/17                                     300             297
   RSHB Capital (E)
       6.299%, 05/15/17                                     205             191
   RSHB Capital
       7.175%, 05/16/13                                      40              41
   State Street(C)
       3.351%, 04/30/12                                     285             283
   Textron Financial MTN
       4.600%, 05/03/10                                     350             360
   UBS Luxembourg(C) (F)
       6.230%, 02/11/15                                     130             131
   Union Planters
       7.750%, 03/01/11                                     250             273
   Unitrin
       6.000%, 05/15/17                                     260             258
       4.875%, 11/01/10                                     300             310
   VTB 24 Capital PLC, Ser E MTN(C)
       3.820%, 12/07/09                                     200             192
   Wachovia(C)
       5.111%, 03/15/08                                     425             414
   Western Union
       5.400%, 11/17/11                                     300             310
   Willis North America
       5.125%, 07/15/10                                     300             303
                                                                  --------------
                                                                         11,472
                                                                  --------------

HEALTH CARE -- 0.4%
   AstraZeneca(C)
     5.441%, 09/11/09                                       600             601
   UnitedHealth Group(C)
     4.462%, 02/07/11                                       250             250
   Wyeth
     6.950%, 03/15/11                                       250             272
                                                                  --------------
                                                                          1,123
                                                                  --------------

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

INDUSTRIALS -- 0.1%
   Continental Airlines, Ser 061G(C)
       5.474%, 06/02/13                      $              300   $         269
                                                                  --------------

SOVEREIGN -- 0.1%
   Republic of Trinidad & Tobago
       9.875%, 10/01/09                                     150             164
                                                                  --------------

TELECOMMUNICATION SERVICES -- 0.3%
   Corning
       6.050%, 06/15/15                                     300             307
   Telecom Italia Capital(C)
       4.561%, 04/18/08                                     300             285
   Vodafone Group PLC(C)
       3.369%, 05/27/08                                     300             281
                                                                  --------------
                                                                            873
                                                                  --------------

UTILITIES -- 0.5%
   Dominion Resources, Ser B(C)
       3.247%, 05/14/08                                     450             447
   Ohio Power(C)
       4.826%, 04/05/10                                     270             263
   PSEG Power LLC
       3.750%, 04/01/09                                     300             301
   Southern, Ser A
       5.300%, 01/15/12                                     175             184
                                                                  --------------
                                                                          1,195
                                                                  --------------

Total Corporate Obligations
  (Cost $19,305) ($ Thousands)                                           18,738
                                                                  --------------

REPURCHASE AGREEMENT (H)-- 2.4%
  BNP Paribas
       3.180%, dated 02/29/08, to be
       repurchased on 03/03/08,
       repurchase price $6,101,616
       (collateralized by a FHLMC
       obligation, par value $6,233,644,
       5.500%, 01/01/38; with total market
       value $6,222,001)                                  6,100           6,100
                                                                  --------------

Total Repurchase Agreement
  (Cost $6,100) ($ Thousands)                                             6,100
                                                                  --------------

CASH EQUIVALENT -- 7.6%
  SEI Daily Income Trust, Prime
    Obligation Fund, Cl A, 3.590%* (A)               19,569,031          19,569
                                                                  --------------

Total Cash Equivalent
  (Cost $19,569) ($ Thousands)                                           19,569
                                                                  --------------

TIME DEPOSITS -- 6.6%
   Barclays Bank London
       2.960%, 04/10/08                                   3,063           3,063
   Lloyds TSB London
       4.400%, 03/12/08                                   3,547           3,547
   Royal Bank of Canada
       3.900%, 03/31/08                                   4,492           4,493


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Royal Bank of Scotland
          2.980%, 04/30/08                        $       2,619   $       2,619
   UBS London
          2.920%, 05/13/08                                3,281           3,281
                                                                  --------------

Total Time Deposits (Cost $17,003) ($ Thousands)                         17,003
                                                                  --------------
Total Investments -- 100.6%
   (Cost $274,305)($ Thousands) +                                 $     258,174
                                                                  ==============

--------------------------------------------------------------------------------
A summary of the outstanding forward foreign currency contracts held by the Fund at February 29, 2008, is as follows:
----------------------------------------------------------------
                                                  Unrealized
                Currency          Currency       Appreciation
Maturity       to Deliver        To Receive     (Depreciation)
Date         ($ Thousands)     ($ Thousands)     ($ Thousands)
----------------------------------------------------------------

03/12/2008   CAD       3,900   USD      3,909   $           (73)
03/12/2008   CHF       4,300   USD      3,664              (457)
03/12/2008   GBP       2,121   USD      4,175               (41)
03/12/2008   JPY     283,000   USD      2,525              (195)
03/12/2008   AUD       2,849   GBP      1,321               (35)
03/12/2008   AUD       1,404   JPY    138,000                15
03/12/2008   CHF       1,300   GBP        550              (153)
03/12/2008   CHF       2,000   NZD      2,328               (54)
03/12/2008   EUR         618   JPY    138,000               389
03/12/2008   GBP         412   AUD        902                23
03/12/2008   GBP         559   CHF      1,300               135
03/12/2008   GBP       2,521   JPY    559,000               364
03/12/2008   JPY     138,000   AUD      1,381               (37)
03/12/2008   JPY     138,000   EUR        618              (389)
03/12/2008   JPY     559,000   GBP      2,483              (439)
03/12/2008   NZD       2,327   CHF      2,000                55
03/12/2008   SEK      11,390   EUR      1,217                 1
03/12/2008   USD       2,171   CAD      2,190                65
03/12/2008   USD       3,676   CHF      4,300               445
03/12/2008   USD       2,412   GBP      1,237                47
03/12/2008   USD       2,564   JPY    283,000               157
03/14/2008   CHF       1,400   USD      1,249               (93)
04/10/2008   AUD       1,377   JPY    138,000                49
04/10/2008   CHF       8,000   GBP      3,726              (281)
04/10/2008   GBP       3,764   CHF      8,000               206
04/10/2008   GBP       1,799   JPY    417,000               449
04/10/2008   JPY     138,000   AUD      1,338               (84)
04/10/2008   JPY     417,000   GBP      1,784              (478)
05/13/2008   JPY     271,000   USD      2,474              (141)
05/13/2008   GBP       3,062   JPY    682,000               523
05/13/2008   JPY     682,000   GBP      3,040              (567)
05/13/2008   USD       2,516   JPY    271,000                99
05/14/2008   CHF       1,400   USD      1,247               (96)
05/14/2008   CHF       2,400   NZD      2,813               (74)
05/14/2008   NZD       1,926   CHF      1,600                 9
05/14/2008   USD       2,506   CHF      2,800               179
06/11/2008   CHF       1,400   USD      1,222              (120)
06/11/2008   JPY     276,000   USD      2,513              (154)
06/11/2008   AUD       1,473   JPY    138,000               (25)
06/11/2008   CHF       1,400   GBP        612              (134)
06/11/2008   CHF       2,200   NZD      2,559               (93)
06/11/2008   GBP         620   CHF      1,400               118
06/11/2008   GBP         646   JPY    140,000                79
06/11/2008   JPY     218,000   AUD      2,283                (1)
06/11/2008   JPY     140,000   GBP        628              (113)
06/11/2008   NZD       1,659   CHF      1,400                35
06/11/2008   USD       1,253   CHF      1,400                89
06/11/2008   USD       2,559   JPY    276,000               108
07/10/2008   AUD       1,733   JPY    160,000               (43)
07/10/2008   CHF       1,600   NZD      1,905               (41)
07/10/2008   EUR       1,014   JPY    160,000                17
07/10/2008   GBP         770   JPY    160,000                32
07/10/2008   JPY     240,000   AUD      2,547                16
07/10/2008   JPY     320,000   EUR      2,019               (47)

----------------------------------------------------------------
                                                   Unrealized
                Currency          Currency        Appreciation
Maturity       to Deliver        To Receive      (Depreciation)
Date          ($ Thousands)     ($Thousands)     ($ Thousands)
----------------------------------------------------------------

07/10/2008   JPY     160,000   GBP        761   $           (50)
07/10/2008   NZD         965   CHF        800                11
08/12/2008   CHF       1,600   EUR      1,002               (23)
08/12/2008   CHF       1,600   GBP        745               (70)
08/12/2008   CHF         800   NZD        940               (34)
08/12/2008   GBP         755   CHF      1,600                50
08/12/2008   JPY      80,000   AUD        838               (10)
08/12/2008   JPY     159,000   EUR      1,029                11
08/12/2008   JPY     159,000   GBP        771               (27)
                                                ----------------
                                                $          (896)
                                                ================

A summary of the open futures contracts held by the Fund at February 29, 2008, is as follows:

                                                          UNREALIZED
                              NUMBER OF                  APPRECIATION
     TYPE OF                  CONTRACTS    EXPIRATION   (DEPRECIATION)
    CONTRACT                LONG (SHORT)      DATE       ($ THOUSANDS)
----------------------------------------------------------------------

90-Day Euro$                          30    Dec-2010    $          127
90-Day Euro$                         (60)   Sep-2008              (390)
90-Day Euro$                          30    Mar-2008               123
U.S. 2 Year Treasury Note            (51)   Jul-2008                39
U.S. 5 Year Treasury Note             (5)   Jun-2008               (77)
U.S. 10 Year Treasury Note          (106)   Mar-2008              (393)
                                                        ---------------
                                                        $        ( 571)
                                                        ===============

      Percentages are based on a Net Assets of $256,574 ($ Thousands)

^ The Fund changed its name from the Enhanced Income Fund to the Enhanced LIBOR Opportunity Fund effective January 2, 2008.

*     Rate shown is the 7-day effective yield as of February 29, 2008

**    Rate shown is the 30 day SEC yield as of February 29, 2008

(A)   Investment in Affiliated Security.

(B)   Unfunded bank loan.

(C) Variable Rate Security - The rate reported is the rate in effect as of February 29, 2008. The date reported is the next reset date.

(D) All or a portion of this security has been pledged as collateral for open futures contracts.

(E) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(F) Step Bonds - The rate reflected is the effective yield on February 29, 2008. The coupon on a step bond changes on a specified date.

(G)   Unsettled position -- Interest rate will not be known until settlement.

(H)   Tri-Party Repurchase Agreement

+++   Real Estate Investment Trust

+ At February 29, 2008, the tax basis cost of the Fund's investments was $274,305 ($ Thousands), and the unrealized appreciation and depreciation were $786 ($ Thousands) and $(16,917) ($ Thousands) respectively.

      For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
Cl -- Class
CMO -- Collateralized Mortgage Obligation
EUR -- Euro
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
IO -- Interest Only
JPY -- Japanese Yen
LLC -- Limited Liability Company
L.P. -- Limited Partnership
MTN -- Medium Term Note


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Quarterly Holdings/February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunity Fund^

February 29, 2008

NZD -- New Zealand Dollar
PLC -- Public Limited Company
Ser -- Series
SEK -- Swedish Krona
STRIPS -- Separately Traded Registered Interest and Principal Securities USD -- United States Dollar

Amounts designated as "--" are $0 or have been rounded to $0


--------------------------------------------------------------------------------
       SEI Institutional Investments Trust/Quarterly Holdings/February 29,  2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 29, 2008

-----------------------------------------------------------------------------
                                                  Face Amount    Market Value
Description                                     ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES -- 65.9%
Agency Mortgage-Backed Obligations -- 46.8%
   FHLB CMO, Ser 2014, Cl 1
         5.340%, 03/20/14                        $      7,359   $       7,358
   FHLB CMO, Ser 2015, Cl A
         5.460%, 11/27/15                              13,475          13,476
   FHLMC TBA
         6.500%, 03/01/31                               3,519           3,654
         6.000%, 03/01/36                               4,803           4,905
         5.500%, 03/15/37                               3,000           3,017
         5.000%, 03/01/35                               7,900           7,777
   FHLMC(A) (B)
         9.750%, 10/01/14                                   3               3
         8.500%, 04/01/09                                   2               2
         7.500%, 11/01/17 to 01/06/32                     972           1,052
         7.000%, 11/01/15 to 01/06/32                   1,136           1,195
         6.500%, 10/01/16 to 01/10/36                  32,447          33,837
         6.430%, 10/01/37                               1,798           1,861
         6.000%, 01/01/13 to 01/11/37                  53,311          54,593
         5.625%, 11/23/35                               5,250           5,415
         5.500%, 09/01/13 to 17/12/37                 244,629         247,602
         5.250%, 03/15/12                               3,223           3,261
         5.000%, 12/11/12 to 01/12/34                  67,389          67,753
         4.750%, 01/18/11                               6,830           7,190
         4.500%, 05/01/18 to 01/08/20                  28,784          28,917
         4.000%, 05/01/19 to 01/10/33                   2,112           1,970
   FHLMC ARM
         6.900%, 03/01/08                               8,282           8,440
         6.676%, 03/01/08                               4,483           4,638
         6.671%, 03/01/08                               4,756           4,920
         6.652%, 03/01/08                               4,994           5,146
         6.589%, 03/01/08                               3,815           3,952
         6.485%, 09/01/36                              21,980          22,796
         6.315%, 03/01/37                              10,348          10,643
         6.178%, 01/01/37                               8,500           8,779
         6.149%, 09/01/37                               4,641           4,784
         6.009%, 04/01/37                               5,218           5,351
         5.960%, 05/01/37                              15,370          15,848
         5.940%, 04/01/37                               5,071           5,218
         5.920%, 04/01/37                              21,584          22,231
         5.904%, 04/01/37                               6,823           7,015
         5.895%, 01/01/37                               5,824           5,972
         5.876%, 04/01/36                               3,307           3,374
         5.767%, 05/01/37                               2,378           2,441
         5.699%, 03/01/36                               1,739           1,762
         5.632%, 03/01/08                               5,846           5,976
         5.541%, 06/01/37                               5,026           5,128
         5.188%, 12/01/35                               1,010           1,032
         5.126%, 01/01/36                               6,133           6,263
   FHLMC CMO, Ser 1, Cl Z
         9.300%, 04/15/19                                  28              31
   FHLMC CMO, Ser 1081, Cl K
         7.000%, 05/15/21                                 589             640
   FHLMC CMO, Ser 1101, Cl M
         6.950%, 07/15/21                                 314             342
   FHLMC CMO, Ser 1611, Cl Z
         6.500%, 11/15/23                              10,461          11,530
   FHLMC CMO, Ser 1983, Cl Z
         6.500%, 12/15/23                               1,399           1,499
   FHLMC CMO, Ser 2043, Cl CJ
         6.500%, 04/15/28                               2,648           2,806

-----------------------------------------------------------------------------
                                                  Face Amount    Market Value
Description                                     ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------

   FHLMC CMO, Ser 2389, Cl CD
         6.000%, 03/15/16                        $      1,965   $       1,999
   FHLMC CMO, Ser 2542, Cl ES
         5.000%, 12/15/17 to 15/12/17                   8,683           8,992
   FHLMC CMO, Ser 2544, Cl IW, IO
         5.500%, 03/15/26                                 845              15
   FHLMC CMO, Ser 2558, Cl BD
         5.000%, 01/15/18                               3,681           3,793
   FHLMC CMO, Ser 2583, Cl TD
         4.500%, 12/15/13                               3,422           3,472
   FHLMC CMO, Ser 2590, Cl NU
         5.000%, 06/15/17                               1,808           1,875
   FHLMC CMO, Ser 2603, Cl KT
         4.750%, 07/15/14                               4,991           5,171
   FHLMC CMO, Ser 2614, Cl TD
         3.500%, 05/15/16                               2,855           2,843
   FHLMC CMO, Ser 2623, Cl AJ
         4.500%, 07/15/16                               2,531           2,557
   FHLMC CMO, Ser 2631, Cl MT
         3.500%, 01/15/22                                 618             617
   FHLMC CMO, Ser 2631, Cl MC
         5.000%, 02/15/32                                 484             487
   FHLMC CMO, Ser 2645, Cl MK
         3.500%, 07/15/22                               1,669           1,667
   FHLMC CMO, Ser 2672, Cl HA
         4.000%, 09/15/16                               1,765           1,774
   FHLMC CMO, Ser 2725, Cl PC
         4.500%, 05/15/28                               1,660           1,684
   FHLMC CMO, Ser 2727, Cl PW
         3.570%, 06/15/29                                 200             200
   FHLMC CMO, Ser 2733, Cl ME
         5.000%, 01/15/34                               6,302           6,112
   FHLMC CMO, Ser 2735, Cl OG
         5.000%, 08/15/32                               1,517           1,526
   FHLMC CMO, Ser 2735, Cl PG
         5.500%, 09/15/32                                 524             536
   FHLMC CMO, Ser 2776, Cl AC
         5.000%, 09/15/31                               1,276           1,264
   FHLMC CMO, Ser 2777, Cl KB
         5.000%, 03/15/32                               2,769           2,779
   FHLMC CMO, Ser 2778, Cl JD
         5.000%, 12/15/32                               2,201           2,211
   FHLMC CMO, Ser 2780, Cl TB
         3.000%, 12/15/24                               1,801           1,792
   FHLMC CMO, Ser 2790, Cl TN
         4.000%, 05/15/24                               2,779           2,585
   FHLMC CMO, Ser 2793, Cl GE
         5.500%, 11/15/32                                 437             447
   FHLMC CMO, Ser 2809, Cl HX, IO
         6.000%, 10/15/24                                 564               6
   FHLMC CMO, Ser 2825, Cl QN
         5.500%, 09/15/32                               3,958           3,988
   FHLMC CMO, Ser 2835, Cl NG
         5.500%, 07/15/33                               1,248           1,273
   FHLMC CMO, Ser 2841, Cl BD
         4.000%, 04/15/18                                 138             138
   FHLMC CMO, Ser 2883, Cl HK
         5.000%, 04/15/32                               1,144           1,164
   FHLMC CMO, Ser 2945, Cl SA(B)
         3.921%, 03/15/08                               5,705           6,001


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

-----------------------------------------------------------------------------
                                                 Face Amount     Market Value
Description                                     ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------

   FHLMC CMO, Ser 2960, Cl NC
         5.500%, 10/15/32                        $        492   $         505
   FHLMC CMO, Ser 2975, Cl EA
         5.000%, 05/15/18                               1,845           1,882
   FHLMC CMO, Ser 3000, Cl PA
         3.900%, 01/15/23                               2,952           2,971
   FHLMC CMO, Ser 3017, Cl TA
         4.500%, 08/15/35                               3,611           3,647
   FHLMC CMO, Ser 3019, Cl VM
         5.000%, 08/15/16                               1,999           2,073
   FHLMC CMO, Ser 3020, Cl MA
         5.500%, 04/15/27                               4,090           4,185
   FHLMC CMO, Ser 3034, Cl EH
         5.500%, 12/15/34                               5,266           5,482
   FHLMC CMO, Ser 3035, Cl PA
         5.500%, 09/15/35                               1,466           1,528
   FHLMC CMO, Ser 3062, Cl LC
         5.500%, 11/15/28                               2,492           2,581
   FHLMC CMO, Ser 3075, Cl PA
         5.500%, 07/15/25                               1,516           1,545
   FHLMC CMO, Ser 3078, Cl PA
         5.500%, 07/15/24                               1,995           2,033
   FHLMC CMO, Ser 3104, Cl QC
         5.000%, 09/15/31                               2,782           2,830
   FHLMC CMO, Ser 3115, Cl MB
         5.500%, 12/15/20                                 819             841
   FHLMC CMO, Ser 3151, Cl PA
         6.000%, 03/15/26                                   1               1
   FHLMC CMO, Ser 3164, Cl NC
         6.000%, 12/15/32                                 537             560
   FHLMC CMO, Ser 3171, Cl NE
         6.000%, 05/15/27                               2,363           2,425
   FHLMC CMO, Ser 3184, Cl PA
         5.500%, 02/15/27                               1,180           1,216
   FHLMC CMO, Ser 3205, Cl PC
         6.000%, 09/15/32                               4,464           4,658
   FHLMC CMO, Ser 3216, Cl NA
         6.000%, 05/15/28                               3,202           3,301
   FHLMC CMO, Ser 3222, Cl TA(B)
         7.000%, 03/01/08                                  97              95
   FHLMC CMO, Ser 3268, Cl HC
         5.000%, 12/15/32                               1,902           1,911
   FHLMC CMO, Ser 3279, Cl PA
         5.500%, 02/15/23                               3,191           3,273
   FHLMC CMO, Ser 3289, Cl PB
         5.000%, 11/15/29                               2,979           3,065
   FHLMC CMO, Ser 3298, Cl VB
         5.000%, 11/15/25                               2,051           2,012
   FHLMC CMO, Ser 3312, Cl AP
         5.500%, 11/15/25                               2,147           2,220
   FHLMC CMO, Ser 3316, Cl HA
         5.000%, 07/15/35                               6,607           6,747
   FHLMC CMO, Ser 3316, Cl PB
         5.500%, 03/15/31                                 993           1,030
   FHLMC CMO, Ser 3325, Cl JL
         5.500%, 06/15/37                              13,752          14,284
   FHLMC CMO, Ser 3326, Cl PC
         5.500%, 08/15/32                                 886             906
   FHLMC CMO, Ser 3347, Cl PA
         5.000%, 06/15/28                               3,913           4,018

-----------------------------------------------------------------------------
                                                  Face Amount    Market Value
Description                                     ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------

   FHLMC CMO, Ser 3351, Cl PK
         5.500%, 01/15/32                        $     10,307   $      10,699
   FHLMC CMO, Ser 3372, Cl BD
         4.500%, 10/15/22                               2,533           2,447
   FICO STRIPS, Ser D-P(C)
         5.280%, 09/26/19                               6,474           3,889
   FNMA(B)
         8.000%, 04/01/15 to 01/07/31                     511             545
         7.000%, 03/01/09 to 01/12/37                   9,795          10,343
         6.500%, 05/01/17 to 01/01/38                  82,963          85,955
         6.028%, 01/01/37                               1,702           1,755
         6.020%, 04/01/37                               1,191           1,222
         6.000%, 05/01/21 to 01/02/38                 185,886         190,178
         5.977%, 04/01/37                               1,715           1,756
         5.740%, 03/01/09 to 01/12/37                  33,127          34,046
         5.500%, 04/01/14 to 01/08/37                 225,845         229,526
         5.000%, 06/01/18 to 01/01/40                 198,111         198,117
         4.500%, 06/01/13 to 01/01/40                  67,256          67,636
         4.000%, 07/01/20 to 01/05/34                  15,661          14,809
   FNMA TBA
         6.500%, 04/30/37                              92,560          95,714
         6.000%, 03/01/16 to 01/03/37                  45,842          47,076
         5.500%, 03/01/22 to 01/03/37                 145,928         147,623
         5.000%, 03/18/22 to 04/30/37                 415,309         409,904
         4.500%, 02/18/19 to 04/30/20                  15,382          15,227
   FNMA ARM
         7.022%, 11/01/35                               2,245           2,310
         6.794%, 03/01/08                               2,189           2,253
         6.781%, 03/01/08                               2,268           2,334
         6.776%, 03/01/08 to 01/03/08                   4,335           4,460
         6.772%, 01/01/37                              37,154          38,448
         6.178%, 08/01/37                              32,295          33,407
         6.124%, 12/01/36                               1,395           1,444
         6.106%, 11/01/37                                  19              19
         6.100%, 12/01/36                               2,802           2,897
         6.062%, 08/01/37                              12,973          13,375
         5.957%, 01/01/37                               2,093           2,171
         5.952%, 01/01/37                               4,813           4,956
         5.944%, 10/01/36                               5,150           5,296
         5.878%, 02/01/37                               1,416           1,464
         5.842%, 06/01/37                               3,606           3,708
         5.841%, 03/01/37                              18,960          19,444
         5.826%, 08/01/37                               3,649           3,757
         5.820%, 04/01/37                               4,961           5,126
         5.818%, 05/01/37                               2,408           2,471
         5.794%, 01/01/37                              14,440          14,865
         5.766%, 08/01/37                               3,413           3,502
         5.746%, 04/01/36                               2,213           2,262
         5.705%, 05/01/37                               7,020           7,207
         5.703%, 05/01/37                               5,876           6,043
         5.640%, 02/01/36                              12,518          12,822
         5.614%, 05/01/37                               2,724           2,777
         5.542%, 03/01/08                               5,307           5,415
         5.500%, 06/01/36                               3,937           4,026
         5.193%, 11/01/36                               1,299           1,323
         5.082%, 10/01/36                               4,130           4,200
   FNMA CMO, Ser 1999-11, Cl Z
         5.500%, 03/25/29                               4,120           4,228
   FNMA CMO, Ser 2001-60, Cl JZ
         6.000%, 03/25/31                                  73              73


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 29, 2008

-----------------------------------------------------------------------------
                                                  Face Amount    Market Value
Description                                     ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------

   FNMA CMO, Ser 2002-94, Cl BJ, IO
         5.500%, 04/25/16                     $           252   $           7
   FNMA CMO, Ser 2003-108, Cl BE
         4.000%, 11/25/18                                 230             223
   FNMA CMO, Ser 2003-113, Cl PN
         3.500%, 02/25/13                                 518             517
   FNMA CMO, Ser 2003-123, Cl AB
         4.000%, 10/25/16                               3,876           3,894
   FNMA CMO, Ser 2003-15, Cl CH
         4.000%, 02/25/17                               1,363           1,368
   FNMA CMO, Ser 2003-16, Cl PN
         4.500%, 10/25/15                               1,891           1,903
   FNMA CMO, Ser 2003-3, Cl HJ
         5.000%, 02/25/18                               2,250           2,323
   FNMA CMO, Ser 2003-92, Cl PC
         4.500%, 05/25/15                               2,300           2,321
   FNMA CMO, Ser 2004-34, Cl PL
         3.500%, 05/25/14                               2,253           2,248
   FNMA CMO, Ser 2004-4, Cl CA
         4.000%, 09/25/17                               2,399           2,403
   FNMA CMO, Ser 2004-6, Cl CA
         4.000%, 06/25/17                               2,178           2,183
   FNMA CMO, Ser 2004-60, Cl PA
         5.500%, 04/25/34                               1,914           1,979
   FNMA CMO, Ser 2004-81, Cl AG
         4.000%, 03/25/18                               3,128           3,132
   FNMA CMO, Ser 2004-88, Cl HA
         6.500%, 07/25/34                               1,807           1,904
   FNMA CMO, Ser 2005-30, Cl B
         5.000%, 07/25/32                               1,886           1,873
   FNMA CMO, Ser 2005-38, Cl CD
         5.000%, 06/25/19                               2,250           2,307
   FNMA CMO, Ser 2005-57, Cl EG(B)
         3.676%, 03/25/08                               3,184           3,144
   FNMA CMO, Ser 2005-58, Cl MA
         5.500%, 07/25/35                               1,188           1,239
   FNMA CMO, Ser 2005-92, Cl NM
         3.500%, 04/25/13                                 528             526
   FNMA CMO, Ser 2006-114, Cl CG
         5.500%, 12/25/36                               2,768           2,715
   FNMA CMO, Ser 2006-18, Cl PA
         5.500%, 01/25/26                                  37              38
   FNMA CMO, Ser 2006-53, Cl PA
         5.500%, 12/25/26                                 860             882
   FNMA CMO, Ser 2006-64, Cl PA
         5.500%, 02/25/30                               2,103           2,172
   FNMA CMO, Ser 2007-113, Cl DB
         4.500%, 12/25/22                               3,664           3,518
   FNMA CMO, Ser 2007-27, Cl KA
         5.750%, 09/25/33                               1,649           1,710
   FNMA CMO, Ser 2007-30, Cl MA
         4.250%, 02/25/37                               6,919           6,959
   FNMA CMO, Ser 2007-39, Cl NA
         4.250%, 01/25/37                               8,098           8,156
   FNMA CMO, Ser 2007-6, Cl PA
         5.500%, 02/25/37                               2,199           2,238
   FNMA CMO, Ser 2007-62, Cl PA
         6.000%, 03/25/29                               2,307           2,396
   FNMA CMO, Ser 2007-7, Cl W
         5.500%, 01/25/36                               2,022           1,978

-----------------------------------------------------------------------------
                                                  Face Amount   Market Value
Description                                     ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------

   FNMA CMO, Ser 2007-81, Cl AE
         6.000%, 08/25/28                        $      7,682   $       7,981
   FNMA CMO, Ser 2007-81, Cl PA
         6.000%, 02/25/29                               1,351           1,405
   FNMA CMO, Ser 2033-33, Cl CH
         4.000%, 07/25/17                               3,583           3,593
   FNMA CMO, Ser 3098, Cl PB
         5.000%, 07/15/25                               2,138           2,174
   FNMA CMO, Ser 34, Cl QJ
         4.500%, 01/25/16                               4,093           4,125
   FNMA CMO, Ser 45, Cl BA
         4.500%, 11/25/14                                  68              68
   GNMA TBA
         6.500%, 03/01/34 to 01/03/37                  80,049          83,577
         6.000%, 04/15/35 to 04/28/36                  15,800          16,313
   GNMA
         9.500%, 12/15/20                                  17              19
         7.000%, 04/15/26 to 09/15/34                   5,535           5,940
         6.500%, 06/15/11 to 07/15/35                  25,211          26,429
         6.000%, 03/15/14 to 02/15/35                  62,679          65,035
         5.500%, 04/15/14 to 12/15/32                     364             374
         5.000%, 05/15/33 to 11/15/35                  42,361          42,502
   GNMA ARM
         4.750%, 03/01/08                               4,394           4,418
   GNMA CMO, Ser 2001-18, Cl WH(B)
         10.547%, 03/20/08                                224             274
   GNMA CMO, Ser 2002-51, Cl SG(B)
         15.345%, 03/20/08                                209             265
   GNMA CMO, Ser 2003-58, Cl IG, IO
         5.500%, 05/17/29                               2,895              77
   GNMA CMO, Ser 2003-82, Cl IO, IO
         5.500%, 03/20/29                               2,205              74
   GNMA CMO, Ser 2003-86, Cl ZK
         5.000%, 10/20/33                              10,800           9,942
   GNMA CMO, Ser 2004-80, Cl IP, IO
         5.500%, 07/20/34                               4,889             229
   GNMA CMO, Ser 2004-87, Cl LI, IO
         5.000%, 12/20/28                               4,461             216
   GNMA CMO, Ser 2006-3, Cl A
         4.212%, 01/16/28                                 894             903
   GNMA CMO, Ser 2006-37, Cl JG
         5.000%, 07/20/36                               1,723           1,704
   GNMA CMO, Ser 2006-8, Cl A
         3.942%, 08/16/25                               1,277           1,281
                                                                --------------
                                                                    2,959,912
                                                                --------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 19.1%
   Adjustable Rate Mortgage Trust,
      Ser 2005-8, Cl 4A11(B)
         5.438%, 03/01/08                              12,342          12,222
   American Home Mortgage Assets,
      Ser 2006-5, Cl A1(B)
         5.582%, 03/01/08                               1,913           1,703
   American Tower Trust, Ser 2007-1A,
      Cl AFX(D)
         5.420%, 04/15/37                               3,409           3,262
   Amortizing Residential Collateral Trust
      CMO, Ser 2002-BC1, Cl A(B)
         5.129%, 03/25/08                                 573             541
   Banc of America Alternative Loan
      Trust, Ser 2004-5, Cl 4A1
         5.000%, 06/25/19                               1,521           1,540


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

-----------------------------------------------------------------------------
                                                 Face Amount    Market Value
Description                                     ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------

   Banc of America Alternative Loan
      Trust, Ser 2004-6, Cl 4A1
         5.000%, 07/25/19                        $      1,950   $       1,982
   Banc of America Alternative Loan
      Trust, Ser 2006-7, Cl A3(B)
         5.913%, 10/25/36                               2,029           1,881
   Banc of America Alternative Loan
      Trust, Ser 2006-8, Cl 3A1(B)
         6.279%, 03/01/08                               2,368           2,530
   Banc of America Alternative Loan
      Trust, Ser 2007-1, Cl 2A1(B)
         6.497%, 03/01/08                                 551             562
   Banc of America Commercial Mortgage
      Securities, Ser 2002-PB2, Cl A4
         6.186%, 06/11/35                                  80              81
   Banc of America Commercial Mortgage
      Securities, Ser 2002-PB2, Cl B
         6.309%, 06/11/35                               1,075           1,097
   Banc of America Commercial Mortgage
      Securities, Ser 2003-1, Cl A2
         4.648%, 09/11/36                               2,349           2,230
   Banc of America Commercial Mortgage
      Securities, Ser 2003-1, Cl A1
         3.878%, 09/11/36                               6,441           6,254
   Banc of America Commercial Mortgage
      Securities, Ser 2004-1, Cl A3
         4.429%, 11/10/39                                  30              29
   Banc of America Commercial Mortgage
      Securities, Ser 2004-1, Cl A4
         4.760%, 11/10/39                               3,263           3,099
   Banc of America Commercial Mortgage
      Securities, Ser 2004-2, Cl A5
         4.580%, 11/10/38                                 564             531
   Banc of America Commercial Mortgage
      Securities, Ser 2004-4, Cl A4
         4.502%, 07/10/42                               3,518           3,397
   Banc of America Commercial Mortgage
      Securities, Ser 2004-6, Cl A3
         4.512%, 12/10/42                               5,620           5,410
   Banc of America Commercial Mortgage
      Securities, Ser 2005-2, Cl A3
         4.611%, 07/10/43                                 165             162
   Banc of America Commercial Mortgage
      Securities, Ser 2005-3, Cl A4
         4.668%, 07/10/43                              12,400          11,532
   Banc of America Commercial Mortgage
      Securities, Ser 2005-5, Cl A4(B)
         5.115%, 10/10/45                               1,190           1,135
   Banc of America Commercial Mortgage
      Securities, Ser 2005-6, Cl A4(B)
         5.353%, 03/01/08                               3,804           3,661
   Banc of America Commercial Mortgage
      Securities, Ser 2006-4, Cl A4
         5.634%, 07/10/46                              15,000          14,509
   Banc of America Commercial
      Mortgage, Securities, Ser 2006-5,
      Cl XC, IO(B) (D)
         0.071%, 03/01/08                              78,460           1,109
   Banc of America Commercial
      Mortgage, Ser 2000-1, Cl A2A
         7.333%, 11/15/31                               3,432           3,509

-----------------------------------------------------------------------------
                                                 Face Amount    Market Value
Description                                      ($Thousands)   ($Thousands)
-----------------------------------------------------------------------------

   Banc of America Funding, Ser 2005-B,
      Cl 2A1(B)
         5.097%, 03/01/08                        $      5,443   $       5,564
   Banc of America Funding, Ser 2006-D,
      Cl 5A1(B)
         5.841%, 03/01/08                               1,446           1,438
   Banc of America Funding, Ser 2007-8,
      Cl 2A2
         7.000%, 10/25/37                                 193             199
   Banc of America Funding, Ser 2007-D,
      Cl 3A1(B)
         5.652%, 03/01/08                               3,977           3,907
   Banc of America Mortgage Securities,
      Ser 2003-1, Cl 2A4
         5.000%, 02/25/18                               3,728           3,722
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2004-2, Cl 24A(B)
         5.319%, 03/01/08                               5,021           4,993
   Bear Stearns Asset Backed Securities
      Trust, Ser 2006-AC1, Cl 1A1
         5.750%, 02/25/36                               2,923           2,873
   Bear Stearns Commercial Mortgage
      Securities, Ser 2000-WF1, Cl A2(B)
         7.780%, 02/15/32                               7,969           8,242
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-ESA, Cl C(D)
         4.937%, 05/14/16                               2,473           2,544
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-PWR5, Cl A3
         4.565%, 07/11/42                                 115             111
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-PWR6, Cl A6
         4.825%, 11/11/41                                 637             605
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-T16, Cl A3
         4.030%, 02/13/46                                  99              97
   Bear Stearns Commercial Mortgage
      Securities, Ser 2005-T18, Cl A4(B)
         4.933%, 03/01/08                               2,463           2,323
   Bear Stearns Commercial Mortgage
      Securities, Ser 2007-PW15, Cl A3
         5.660%, 09/11/41                               1,189             899
   Bear Stearns Commercial Mortgage
      Securities, Ser 2007-PW17, Cl A4(B)
         5.694%, 03/01/08                               2,250           2,142
   Bear Stearns Structured Products,
      Ser 2007-R11, Cl A1A(B) (D)
         5.419%, 03/25/08                              24,496          23,827
   Chase Funding Mortgage Loan Asset-
      Backed Certificates, Ser 2002-1,
      Cl 2A2(B)
         5.289%, 03/25/08                               1,250           1,151
   Chase Mortgage Finance, Ser 2005-A1,
      Cl 1A1(B)
         5.409%, 03/01/08                               2,487           2,510
   Chase Mortgage Finance, Ser 2005-A1,
      Cl 2A3(B)
         5.237%, 03/01/08                              13,166          13,263
   Chaseflex Trust, Ser 2007-1, Cl 1A3
         6.500%, 02/25/37                               1,891           1,920


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 29, 2008

-----------------------------------------------------------------------------
                                                  Face Amount    Market Value
Description                                     ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------

   Citicorp Residential Mortgage
      Securities, Ser 2006-1, Cl A2
         5.682%, 07/25/36                        $      2,150   $       2,126
   Citicorp Residential Mortgage
      Securities, Ser 2006-2, Cl A2
         5.557%, 09/25/36                               2,268           2,256
   Citigroup Mortgage Loan Trust,
      Ser 2005-11, Cl A3(B)
         4.900%, 03/01/08                               7,916           7,834
   Citigroup Mortgage Loan Trust,
      Ser 2006-AR3, Cl 1A1A(B)
         5.940%, 03/01/08                                 543             541
   Citigroup Mortgage Loan Trust,
      Ser 2007-AHL1, Cl A2A(B)
         4.829%, 03/25/08                               2,652           2,495
   Citigroup Mortgage Loan Trust,
      Ser 2007-AR5, Cl 1A2A(B)
         5.612%, 03/01/08                                 483             497
   Commercial Mortgage Asset Trust,
      Ser 1999-C2, Cl A2(B)
         7.546%, 11/17/32                                 378             386
   Commercial Mortgage Pass Through
      Certificates, Ser 2005-C6, Cl A3
         5.144%, 06/10/44                              12,600          12,326
   Commercial Mortgage Pass Through
      Certificates, Ser 2005-LP5, Cl A4(B)
         4.982%, 03/01/08                               6,533           6,198
   Commercial Mortgage Pass Through
      Certificates, Ser 2006-C7, Cl AM(B)
         5.793%, 03/01/08                              11,330          10,288
   Commercial Mortgage Pass-Through
      Certificate, Ser 2001-J2A, Cl A2
         6.096%, 07/16/34                               5,564           5,634
   Countrywide Alternative Loan Trust,
      Ser 2003-20CB, Cl 1A1
         5.500%, 10/25/33                               3,453           3,450
   Countrywide Alternative Loan Trust,
      Ser 2004-27CB, Cl A1
         6.000%, 12/25/34                               3,191           3,160
   Countrywide Alternative Loan Trust,
      Ser 2004-J1, Cl 1A1
         6.000%, 02/25/34                                 876             841
   Countrywide Alternative Loan Trust,
      Ser 2004-J6, Cl 2A1
         6.500%, 11/25/31                               2,498           2,535
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 2A1(B)
         6.012%, 03/01/08                               4,915           4,049
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 3A2(B)
         5.762%, 03/01/08                               1,407           1,126
   Countrywide Alternative Loan Trust,
      Ser 2005-56, Cl 4A1(B)
         5.099%, 03/25/08                               9,216           8,312
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 1A1(B)
         5.070%, 03/20/08                              11,075           9,979
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 2X, IO
         1.312%, 11/20/35                                  79               3

-----------------------------------------------------------------------------
                                                  Face Amount    Market Value
Description                                     ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------

   Countrywide Alternative Loan Trust,
      Ser 2005-72, Cl A1(B)
         5.059%, 03/27/08                        $      3,937   $       3,553
   Countrywide Alternative Loan Trust,
      Ser 2006-7CB, Cl 1A9
         6.000%, 05/25/36                                 511             518
   Countrywide Alternative Loan Trust,
      Ser 2006-OA11, Cl A4(B)
         4.979%, 03/25/08                              11,972          10,024
   Countrywide Alternative Loan Trust,
      Ser 2006-OA14, Cl 1A2(B)
         5.542%, 03/01/08                               1,219           1,001
   Countrywide Alternative Loan Trust,
      Ser 2006-OA2, Cl X1P, IO
         1.772%, 05/20/46                              37,209           1,582
   Countrywide Alternative Loan Trust,
      Ser 2006-OC6, Cl 2A1(B)
         4.859%, 03/25/08                               3,748           3,601
   Countrywide Home Loan Mortgage
      Pass Through Trust, Ser 2005-20,
      Cl A7
         5.250%, 10/25/35                                 864             825
   Countrywide Home Loan Mortgage
      Pass Through Trust, Ser 2005-R3,
      Cl AF(B) (D)
         5.189%, 03/25/08                              10,065           9,000
   Credit Suisse First Boston Mortgage
      Securities, Ser 1998-C2, Cl A2
         6.300%, 11/15/30                               2,181           2,189
   Credit Suisse First Boston Mortgage
      Securities, Ser 2001-CF2, Cl A4
         6.505%, 02/15/34                               2,220           2,270
   Credit Suisse First Boston Mortgage
      Securities, Ser 2001-CK1, Cl A3
         6.380%, 12/18/35                               1,379           1,405
   Credit Suisse First Boston Mortgage
      Securities, Ser 2001-CKN5, Cl A4
         5.435%, 09/15/34                               3,637           3,619
   Credit Suisse First Boston Mortgage
      Securities, Ser 2001-MH29, Cl A
         5.600%, 09/25/31                                 787             813
   Credit Suisse First Boston Mortgage
      Securities, Ser 2002-CKN2, Cl A3
         6.133%, 04/15/37                               2,592           2,628
   Credit Suisse First Boston Mortgage
      Securities, Ser 2002-CKS4, Cl A2
         5.183%, 11/15/36 to 15/11/36                  21,131          20,624
   Credit Suisse First Boston Mortgage
      Securities, Ser 2003-C4, Cl A4(B)
         5.137%, 08/15/36                               1,905           1,838
   Credit Suisse First Boston Mortgage
      Securities, Ser 2003-C5, Cl A4(B)
         4.900%, 12/15/36                               4,265           4,070
   Credit Suisse First Boston Mortgage
      Securities, Ser 2003-CK2, Cl A4
         4.801%, 03/15/36 to 15/03/36                   1,334           1,270
   Credit Suisse First Boston Mortgage
      Securities, Ser 2004-C2, Cl A1
         3.819%, 05/15/36 to 15/05/36                  10,485          10,056


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Credit Suisse First Boston Mortgage
      Securities, Ser 2004-C2, Cl A2(B)
         5.416%, 03/01/08                         $       5,482   $       5,392
   Credit Suisse First Boston Mortgage
      Securities, Ser 2005-C1, Cl AAB
         4.815%, 02/15/38                                 1,154           1,117
   Credit Suisse First Boston Mortgage
      Securities, Ser 2005-C6, Cl A4
         5.230%, 03/01/08                                22,220          21,326
   Credit Suisse First Boston Mortgage
      Securities, Ser 8, Cl 1A2
         5.250%, 12/25/34                                 4,518           4,513
   DLJ Commercial Mortgage, Ser 1999-
      CG2, Cl A1B(B)
         7.300%, 06/10/32                                 3,394           3,458
   DLJ Commercial Mortgage, Ser 2000-
      CKP1, Cl A1B
         7.180%, 11/10/33                                   194             201
   DLJ Commercial Mortgage, Ser CG3,
      Cl A1B
         7.340%, 09/10/09                                 2,982           3,057
   DSLA Mortgage Loan Trust, Ser 2004-
      AR2, Cl A2B(B)
         5.421%, 03/19/08                                 3,399           3,000
   EMC Mortgage Loan Trust, Ser 2002-
      AA, Cl A1(B) (D)
         5.259%, 03/25/08                                 1,180           1,109
   First Union National Bank Commercial
      Mortgage, Ser 2000-C2, Cl A2
         7.202%, 10/15/32                                 1,835           1,900
   First Union National Bank Commercial
      Mortgage, Ser 2001-C4, Cl B
         6.417%, 12/12/33                                   926             948
   GE Capital Commercial Mortgage,
      Ser 2001-2, Cl A3
         6.030%, 08/11/33                                 1,340           1,349
   GE Capital Commercial Mortgage,
      Ser 2001-3, Cl A1
         5.560%, 06/10/38                                   100             100
   GE Capital Commercial Mortgage,
      Ser 2002-3A, Cl A2
         4.996%, 12/10/37                                12,500          12,129
   GE Capital Commercial Mortgage,
      Ser 2003-C1, Cl A3
         4.371%, 01/10/38                                    25              25
   GE Capital Commercial Mortgage,
      Ser 2004-C1, Cl A3
         4.596%, 11/10/38                                 3,296           3,103
   GE Capital Commercial Mortgage,
      Ser 2004-C3, Cl A4(B)
         5.189%, 03/01/08                                 2,979           2,903
   GE Capital Commercial Mortgage,
      Ser 2005-C4, Cl A3A(B)
         5.333%, 03/01/08                                14,500          14,224
   GE Capital Commercial Mortgage,
      Ser 2007-C1, Cl A4
         5.543%, 12/10/49                                 5,060           4,791
   GMAC Commercial Mortgage
      Securities, Ser 2000-C1, Cl A2
         7.724%, 03/15/33                                 8,228           8,507

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   GMAC Commercial Mortgage
      Securities, Ser 2000-C2, Cl A2(B)
         7.455%, 08/16/33 to 16/08/33             $       9,932   $      10,299
   GMAC Commercial Mortgage
      Securities, Ser 2000-C3, Cl C3
         6.957%, 09/15/35                                 5,262           5,436
   GMAC Commercial Mortgage
      Securities, Ser 2002-C3, Cl A2
         4.930%, 07/10/39                                 3,009           2,903
   GMAC Commercial Mortgage
      Securities, Ser 2004-C1, Cl A1
         3.118%, 03/10/38                                   394             390
   GMAC Commercial Mortgage
      Securities, Ser 2004-C2, Cl A1
         3.896%, 08/10/38                                   179             177
   GMAC Mortgage Loan Trust, Ser 2004-
      J4, Cl A1
         5.500%, 09/25/34                                   931             947
   GMAC Mortgage Loan Trust, Ser 2005-
      HE3, Cl A1VN(B)
         5.391%, 03/25/08                                11,039          10,529
   GMAC Mortgage Loan Trust, Ser 2007-
      HE2, Cl A6
         6.249%, 12/25/37                                   964             964
   Greenpoint Mortgage Funding Trust,
      Ser 2007-AR1, Cl 1A1A(B)
         4.869%, 03/25/08                                19,501          16,836
   Greenwich Capital Commercial
      Funding, Ser 2005-GG5, Cl A2
         5.117%, 04/10/37                                 1,517           1,503
   Greenwich Capital Commercial
      Funding, Ser 2005-GG5, Cl A5
         5.224%, 04/10/37                                 2,354           2,261
   Greenwich Capital Commercial
      Funding, Ser 2007-GG9, Cl X, IO(B)
      (D)
         0.512%, 03/01/08                                22,808             472
   GS Mortgage Securities II, Ser 1998-
      C1, Cl B
         6.970%, 10/18/30                                   878             881
   GS Mortgage Securities II, Ser 1998-
      GLII, Cl A2
         6.562%, 04/13/31                                   380             379
   GS Mortgage Securities II, Ser 2005-
      GG4, Cl AABA
         4.680%, 07/10/39                                 5,800           5,534
   GSMPS Mortgage Loan Trust,
      Ser 1998-1, Cl A(B) (D)
         8.000%, 09/19/27                                     7               7
   GSMPS Mortgage Loan Trust,
      Ser 2006-RP2, Cl 1AF1(B) (D)
         5.189%, 03/25/08                                 2,780           2,751
   GSR Mortgage Loan Trust, Ser 2006-
      9F, Cl 4A1
         6.500%, 10/25/36                                 1,316           1,331
   Harborview Mortgage Loan Trust,
      Ser 2005-01, Cl X, IO
         1.446%, 03/19/35                                16,147             356
   Harborview Mortgage Loan Trust,
      Ser 2005-10, Cl X, IO(B)
         1.548%, 03/01/08                                   113               4


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Harborview Mortgage Loan Trust,
      Ser 2005-12, Cl X2B, IO(B)
         1.339%, 03/01/08                         $      25,236   $         572
   Heller Financial Commercial Mortgage
      Asset, Ser 1999-PH1, Cl C(B)
         6.852%, 03/15/08                                   239             242
   Indymac Index Mortgage Loan Trust,
      Ser 2007-AR7, Cl 1A1(B)
         6.867%, 11/01/37                                 3,090           3,217
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR12, Cl AX2, IO
         0.676%, 12/25/34                                 7,051             104
   JPMorgan Chase Commercial
      Mortgage, Ser 2000-C10, Cl A2
         7.371%, 08/15/32                                 1,924           1,981
   JPMorgan Chase Commercial
      Mortgage, Ser 2001-C1, Cl A3
         5.857%, 10/12/35                                   991             997
   JPMorgan Chase Commercial
      Mortgage, Ser 2002-C2, Cl A2
         5.050%, 12/12/34                                 7,206           6,984
   JPMorgan Chase Commercial
      Mortgage, Ser 2002-C3, Cl A1
         4.200%, 07/12/35                                    53              52
   JPMorgan Chase Commercial
      Mortgage, Ser 2002-CIB5, Cl A2
         5.161%, 10/12/37                                 1,137           1,106
   JPMorgan Chase Commercial
      Mortgage, Ser 2003-CB7, Cl A4(B)
         4.879%, 03/12/08                                 2,383           2,272
   JPMorgan Chase Commercial
      Mortgage, Ser 2003-PM1A, Cl A4(B)
         5.326%, 08/12/40                                 1,911           1,861
   JPMorgan Chase Commercial
      Mortgage, Ser 2004-C3, Cl A2
         4.223%, 01/15/42                                12,948          12,701
   JPMorgan Chase Commercial
      Mortgage, Ser 2004-C3, Cl A4
         4.657%, 01/15/42                                 4,000           3,824
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-CB11,
      Cl ASB(B)
         5.201%, 08/12/37                                 1,711           1,672
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-CB12, Cl A4
         4.895%, 09/12/37                                   530             499
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-LDP2, Cl A1
         4.334%, 07/15/42                                   934             926
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-LDP3, Cl A1
         4.655%, 08/15/42                                   649             643
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-LDP4, Cl A4(B)
         4.918%, 03/01/08                                 6,200           5,841
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-CB15, Cl ASB
         5.790%, 06/12/43                                   520             512
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-CB16, Cl ASB
         5.523%, 05/12/45                                 2,398           2,340

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   JPMorgan Chase Commercial
      Mortgage, Ser 2006-CB16, Cl AM
         5.593%, 05/12/45                         $      11,570   $      10,222
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-LDP7, Cl A2(B)
         5.861%, 03/01/08                                   315             315
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-LDP7, Cl A1(B)
         5.833%, 03/01/08                                    61              61
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-LDP7, Cl ASB
         5.875%, 03/01/08                                 1,716           1,695
   JPMorgan Mortgage Acquisition,
      Ser 2007-CH1, Cl AF6
         5.501%, 11/25/36                                 9,605           8,890
   JPMorgan Mortgage Trust, Ser 2004-
      A5, Cl 4A2(B)
         4.835%, 12/25/34                                 6,033           6,043
   JPMorgan Mortgage Trust, Ser 2004-
      A5, Cl 4A4(B)
         4.828%, 03/01/08                                11,500          11,336
   JPMorgan Mortgage Trust, Ser 2005-
      A3, Cl 11A2(B)
         4.492%, 03/25/08                                13,065          12,234
   JPMorgan Mortgage Trust, Ser 2005-
      A8, Cl 1A1(B)
         5.406%, 03/01/08                                 6,048           5,981
   JPMorgan Mortgage Trust, Ser 2006-
      A2, Cl 2A2(B)
         5.753%, 03/01/08                                13,400          13,248
   JPMorgan Mortgage Trust, Ser 2006-
      A3, Cl 3A4(B)
         5.741%, 03/01/08                                14,500          14,314
   LB Commercial Conduit Mortgage
      Trust, Ser 1999-C2, Cl B
         7.425%, 10/15/32                                   371             382
   LB-UBS Commercial Mortgage Trust,
      Ser 2001-C3, Cl A2
         6.365%, 12/15/28                                 1,931           1,975
   LB-UBS Commercial Mortgage Trust,
      Ser 2002-C2, Cl A4
         5.594%, 06/15/31 to 15/06/31                    21,324          21,305
   LB-UBS Commercial Mortgage Trust,
      Ser 2003-C5, Cl A2
         3.478%, 07/15/27                                 1,307           1,295
   LB-UBS Commercial Mortgage Trust,
      Ser 2003-C8, Cl A4(B)
         5.124%, 11/15/32                                17,485          16,894
   LB-UBS Commercial Mortgage Trust,
      Ser 2004-C4, Cl A2(B)
         4.567%, 03/11/08                                   510             506
   LB-UBS Commercial Mortgage Trust,
      Ser 2004-C8, Cl A4
         4.510%, 12/15/29                                   360             346
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C1, Cl C(B)
         4.836%, 03/11/08                                   334             268
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C2, Cl A4
         4.998%, 04/15/30                                   123             120


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C2, Cl A5(B)
         5.150%, 04/15/30                         $       7,909   $       7,581
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C5, Cl A2
         4.885%, 09/15/30                                   180             178
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C7, Cl A2
         5.103%, 11/15/30                                   995             985
   LB-UBS Commercial Mortgage Trust,
      Ser 2006-C7, Cl A2
         5.300%, 11/15/38                                 2,425           2,373
   LB-UBS Commercial Mortgage Trust,
      Ser 2006-C7, Cl E(B)
         5.516%, 03/11/08                                   494             344
   LB-UBS Commercial Mortgage Trust,
      Ser 2007-C1, Cl AAB
         5.403%, 02/15/40                                 1,357           1,308
   LB-UBS Commercial Mortgage Trust,
      Ser C2, Cl A2
         4.821%, 04/15/30                                   187             185
   Long Beach Mortgage Loan Trust,
      Ser 2006-4, Cl 2A1(B)
         4.839%, 03/25/08                                 2,299           2,281
   Master Adjustable Rate Mortgages
      Trust, Ser 2004-13, Cl 3A7A(B)
         3.786%, 03/01/08                                11,650          11,701
   Master Adjustable Rate Mortgages
      Trust, Ser 2007-3, Cl 12A1(B)
         4.989%, 03/01/08                                22,189          18,986
   Master Reperforming Loan Trust,
      Ser 2005-1, Cl 1A1(D)
         6.000%, 08/25/34                                 4,627           4,751
   Master Reperforming Loan Trust,
      Ser 2006-1, Cl 1A1F(B)
         5.149%, 03/25/08                                 2,041           2,008
   Merrill Lynch Mortgage Investors,
      Ser 2004-A1, Cl 4A(B)
         5.338%, 03/01/08                                 7,606           7,457
   Merrill Lynch Mortgage Investors,
      Ser 2006-WMC2, Cl A2B
         5.609%, 03/25/37                                   614             594
   Merrill Lynch Mortgage Investors,
      Ser 2006-WMC2, Cl A2D
         5.895%, 03/25/37                                 5,789           5,039
   Merrill Lynch Mortgage Trust,
      Ser 2004-BPC1, Cl A5, IO
         0.157%, 10/12/41                                21,814             402
   Merrill Lynch Mortgage Trust,
      Ser 2004-MKB1, Cl A3
         4.892%, 02/12/42                                   151             147
   Merrill Lynch/Countrywide Commercial
      Mortgage Trust, Ser 2007-5, Cl B(B)
         5.479%, 08/12/48                                   307             220
   Merrill Lynch/Countrywide Commercial
      Mortgage Trust, Ser 2007-5, Cl C(B)
         5.509%, 08/12/48                                   342             238
   Merrill Lynch/Countrywide Commercial
      Mortgage Trust, Ser 2007-5, Cl X,
      IO(B)
         0.736%, 08/12/48                                 4,030             142

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Merrill Lynch/Countrywide Commercial
      Mortgage Trust, Ser 2007-6,
      Cl A4(B)
         5.485%, 03/12/51                         $       6,740   $       6,343
   MLCC Mortgage Investors, Ser 2004-B,
      Cl A3(B)
         7.017%, 03/01/08                                   861             868
   Morgan Stanley Capital I, Ser 2003-
      IQ5, Cl A4
         5.010%, 04/15/38                                 3,770           3,639
   Morgan Stanley Capital I, Ser 2004-
      HQ3, Cl A4
         4.800%, 01/13/41                                 2,256           2,146
   Morgan Stanley Capital I, Ser 2005-
      HQ5, Cl A3
         5.007%, 01/14/42                                   110             107
   Morgan Stanley Capital I, Ser 2005-
      HQ5, Cl AAB
         5.037%, 01/14/42                                 3,294           3,203
   Morgan Stanley Capital I, Ser 2005-
      HQ6, Cl A4A
         4.989%, 08/13/42                                 4,630           4,385
   Morgan Stanley Capital I, Ser 2005-
      HQ7, Cl AAB(B)
         5.351%, 03/01/08                                 5,783           5,626
   Morgan Stanley Capital I, Ser 2006-
      T21, Cl A4
         5.162%, 10/12/52                                 6,900           6,508
   Morgan Stanley Capital I, Ser 2006-
      WMC1, Cl A2A(B)
         4.859%, 03/25/08                                   117             117
   Morgan Stanley Capital I, Ser 2007-
      HE2, Cl A2A(B)
         4.829%, 03/25/08                                 1,228           1,190
   Morgan Stanley Dean Witter Capital,
      Ser 2000-LIFE, Cl A2(B)
         7.570%, 11/15/36                                 2,989           3,078
   Morgan Stanley Dean Witter Capital,
      Ser 2001-TOP1, Cl A4
         6.660%, 02/15/33                                 2,449           2,510
   Morgan Stanley Dean Witter Capital,
      Ser 2001-TOP3, Cl A4
         6.390%, 06/15/11                                 2,710           2,765
   Morgan Stanley Dean Witter Capital,
      Ser 2001-TOP5, Cl A4
         6.390%, 10/15/35                                   528             539
   Morgan Stanley Dean Witter Capital,
      Ser 2002-IQ2, Cl A3
         5.520%, 12/15/35                                 1,428           1,429
   Morgan Stanley Dean Witter Capital,
      Ser 2003-HQ2, Cl A1
         4.180%, 03/12/35                                   263             251
   Morgan Stanley Mortgage Loan Trust,
      Ser 2007-3XS, Cl 2A3S
         5.858%, 01/25/47                                    31              31
   Morgan Stanley Mortgage Loan Trust,
      Ser 2007-6XS, Cl 2A1S(B)
         4.899%, 03/25/08                                 1,173           1,169
   Nationslink Funding, Ser 1999-1, Cl A2
         6.316%, 01/20/31                                 5,287           5,297


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   New York Mortgage Trust, Ser 2006-1,
      Cl 2A2(B)
         5.648%, 03/01/08                         $         788   $         798
   Nomura Asset Securities, Ser 1998-D6,
      Cl A1C
         6.690%, 03/15/30                                   166             172
   Oakwood Mortgage Investors,
      Ser 2002-C, Cl AIO, IO
         6.000%, 08/15/10                                 6,162             683
   Option One Mortgage Loan Trust,
      Ser 2001-4, Cl A(B)
         5.389%, 03/25/08                                   356             349
   Ownit Mortgage Loan Asset Backed
      Certificates, Ser 2006-1, Cl AF1
         5.424%, 12/25/36                                   443             438
   Prime Mortgage Trust, Ser 2006-CL1,
      Cl A1(B)
         5.289%, 03/25/08                                   102             100
   Prime Mortgage Trust, Ser 2006-DR1,
      Cl 2A1(D)
         5.500%, 05/25/35                                 3,619           3,596
   RAAC Series, Ser 2005-SP1, Cl 2A2
         5.250%, 09/25/34                                 2,157           2,166
   RAAC Series, Ser 2007-RP4, Cl A(B)
      (D)
         5.139%, 03/25/08                                22,026          19,518
   Residential Accredit Loans, Ser 2006-
      QO8, Cl 1A1A(B)
         4.879%, 03/25/08                                14,773          14,100
   Residential Asset Mortgage Products,
      Ser 2003-RS7, Cl AI6(B)
         5.340%, 03/01/08                                 1,283           1,295
   Residential Asset Mortgage Products,
      Ser 2004-SL1, Cl A8
         6.500%, 11/25/31                                 2,136           2,201
   Residential Asset Mortgage Products,
      Ser 2004-SL3, Cl A2
         6.500%, 12/25/31                                 3,472           3,570
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 2A1(B)
         5.254%, 03/01/08                                 3,017           3,029
   Residential Funding Mortgage
      Securities II, Ser 2000-HI1, Cl AI7
         8.290%, 02/25/25                                 1,780           1,775
   Residential Funding Mortgage
      Securities II, Ser 2005-HS1,
      Cl AI1(B)
         4.909%, 03/25/08                                 2,707           2,609
   Residential Funding Mortgage
      Securities II, Ser 2007-HSA3,
      Cl AI2(B)
         5.980%, 05/25/37                                   922             846
   Salomon Brothers Mortgage Securities
      VII, Ser 2000-C3, Cl A2
         6.592%, 12/18/33                                   861             880
   Salomon Brothers Mortgage Securities
      VII, Ser 2002-KEY2, Cl A2
         4.467%, 03/18/36                                 2,480           2,411

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Structured Adjustable Rate Mortgage
      Loan Trust, Ser 2005-19XS,
      Cl 1A1(B)
         5.109%, 03/26/08 to 03/26/08             $       8,204   $       7,572
   Structured Asset Mortgage
      Investments, Ser 2007-AR4,
      Cl GA4B(B)
         4.969%, 03/25/08                                22,441          19,501
   Terwin Mortgage Trust, Ser 2005-
      9HGS, Cl A1(B) (D)
         4.000%, 03/01/08                                 1,556           1,542
   Terwin Mortgage Trust, Ser 2006-6,
      Cl 1A2(B)
         4.750%, 03/21/08                                10,000           8,975
   Terwin Mortgage Trust, Ser 2006-8,
      Cl 1A2(B) (D)
         5.000%, 03/01/08                                 6,000           3,302
   Thornburg Mortgage Securities Trust,
      Ser 2005-3, Cl A2(B)
         5.029%, 03/25/08                                13,186          13,059
   Thornburg Mortgage Securities Trust,
      Ser 2005-4, Cl A4(B)
         4.989%, 03/25/08                                17,529          17,480
   Thornburg Mortgage Securities Trust,
      Ser 2006-1, Cl A3(B)
         4.959%, 03/01/08                                23,038          22,577
   Thornburg Mortgage Securities Trust,
      Ser 2007-4, Cl 3A1(B)
         6.220%, 03/01/08                                 8,863           8,923
   Thornburg Mortgage Securities Trust,
      Ser 2007-4, Cl 2A1(B)
         6.240%, 08/30/37                                 9,834           9,904
   UBS Paine Webber Commercial
      Mortgage Trust, Ser 2004-C8, Cl A2
         4.201%, 12/15/29                                   886             871
   US Bank National Mortgage
      Association, Ser 2007-1, Cl A
         5.920%, 05/25/12                                 8,804           9,125
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2002-C1, Cl A4
         6.287%, 04/15/34                                 2,587           2,639
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2002-C2, Cl A4
         4.980%, 11/15/34                                 5,996           5,787
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2003-C5, Cl A2
         3.989%, 06/15/35                                   955             874
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2003-C6, Cl A3(B)
         4.957%, 08/15/35                                 4,490           4,412
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2003-C7, Cl A1
         4.241%, 10/15/35                                   755             739
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2003-C8, Cl A3
         4.445%, 11/15/35                                   949             928
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2003-C9, Cl A4(B)
         5.012%, 12/15/35                                   993             955


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Wachovia Bank Commercial Mortgage
      Trust, Ser 2004-C10, Cl A4
         4.748%, 02/15/41                         $      10,116   $       9,606
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2005-C19, Cl A6
         4.699%, 05/15/44                                 1,994           1,854
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2005-C20, Cl A4(B)
         5.244%, 03/01/08                                   280             278
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2005-C20, Cl A7(B)
         5.118%, 03/01/08                                 4,191           3,997
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2005-C21, Cl A4(B)
         5.210%, 03/01/08                                 2,246           2,175
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2006-C26, Cl APB
         5.997%, 06/15/45                                 3,853           3,857
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2002-
      AR18, Cl A(B)
         4.137%, 03/01/08                                   656             650
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2003-MS1,
      Cl 1A
         5.000%, 02/25/18                                 1,258           1,262
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2003-MS2,
      Cl 3A1
         5.000%, 03/25/18                                 5,014           4,981
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2003-S13,
      Cl 22A1
         5.000%, 12/25/18                                   950             969
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2005-
      AR13, Cl A1A1(B)
         5.079%, 03/25/08                                 5,295           4,839
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2005-
      AR15, Cl A1A2(B)
         5.069%, 03/25/08                                 8,130           7,454
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2005-
      AR16, Cl 1A4A(B)
         5.102%, 03/25/08                                13,585          13,634
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2005-
      AR19, Cl A1A2(B)
         5.079%, 03/25/08                                 8,057           7,268
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-1,
      Cl 3A2
         5.750%, 02/25/36                                 5,705           5,782
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-AR1,
      Cl 1A1B(B)
         5.732%, 03/01/08                                 3,932           3,047

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-
      AR14, Cl 1A4(B)
         5.647%, 03/01/08                         $         695   $         702
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-
      AR15, Cl 1A1B(B)
         5.773%, 03/01/08                                 2,305           2,043
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-
      AR15, Cl 1A(B)
         5.502%, 03/01/08                                 3,996           3,920
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-
      AR15, Cl 2A1B(B)
         6.433%, 03/01/08                                 2,429           2,004
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-
      AR16, Cl 2A4(B)
         5.651%, 12/25/36                                   554             528
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-
      AR17, Cl 1A1B(B)
         5.472%, 03/01/08                                   754             643
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-
      AR17, Cl 2A(B)
         5.670%, 03/01/08                                   843             780
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-
      AR18, Cl 2A3(B)
         5.495%, 03/01/08                                 1,726           1,725
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-AR4,
      Cl DA(B)
         5.903%, 03/01/08                                 1,719           1,532
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-AR7,
      Cl A1B(B)
         5.853%, 03/01/08                                 1,302           1,054
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY1,
      Cl 4A1(B)
         5.478%, 03/01/08                                 9,744           9,766
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY1,
      Cl 1A1(B)
         5.718%, 03/01/08                                 8,948           8,956
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY3,
      Cl 1A1(B)
         5.670%, 03/01/08                                10,243          10,284
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY6,
      Cl 3A2(B)
         5.819%, 03/21/08                                 4,966           4,945
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY6,
      Cl 1A1(B)
         5.707%, 06/25/37                                 1,845           1,862


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY6,
      Cl 2A1(B)
         5.703%, 03/01/08                         $       4,061   $       4,057
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY7,
      Cl 2A1(B)
         5.889%, 03/01/08                                 2,663           2,685
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY7,
      Cl 3A1(B)
         5.917%, 03/01/08                                 1,968           1,971
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-OA5,
      Cl 1A(B)
         5.412%, 03/01/08                                15,129          13,524
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-OA5,
      Cl A1B(B)
         5.502%, 03/01/08                                18,982          17,141
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-OA6,
      Cl 1A1B(B)
         5.472%, 03/01/08                                   805             619
   Wells Fargo Alternative Loan Trust,
      Ser 2007-PA2, Cl 1A5
         6.000%, 06/25/37                                   917             926
   Wells Fargo Alternative Loan Trust,
      Ser 2007-PA5, Cl 1A2
         6.250%, 11/25/37                                   469             451
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2004-H,
      Cl A1(B)
         4.527%, 03/01/08                                 5,879           5,865
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2004-L,
      Cl A6(B)
         4.795%, 07/25/34                                   895             882
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2004-L,
      Cl A5(B)
         4.795%, 07/25/34                                   881             874
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2004-O,
      Cl A1(B)
         4.893%, 03/01/08                                 1,179           1,164
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2004-S,
      Cl A7(B)
         3.541%, 03/01/08                                   780             781
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2005-14,
      Cl 2A1
         5.500%, 12/25/35                                 1,255           1,237
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2005-AR10,
      Cl 2A17(B)
         3.497%, 03/01/08                                 2,085           2,103

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2005-AR14,
      Cl A1(B)
         5.386%, 03/01/08                         $       1,353   $       1,333
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2005-AR16,
      Cl 7A1(B)
         5.000%, 03/01/08                                 3,818           3,834
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2006-2, Cl 3A1
         5.750%, 03/25/36                                15,944          15,905
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2006-7, Cl 3A1
         6.000%, 06/25/36                                   754             774
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2006-AR18,
      Cl 1A1(B)
         5.947%, 03/01/08                                 1,717           1,709
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2006-AR19,
      Cl A1(B)
         5.650%, 03/01/08                                 3,595           3,561
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2006-AR6,
      Cl 7A1(B)
         5.114%, 03/01/08                                 2,838           2,796
   Wells Fargo Mortgage Backed-
      Securities Trust, Ser 2007-R9, Cl A1
         6.000%, 12/28/37                                 1,908           1,884
   Zuni Mortgage Loan Trust, Ser 2006-
         OA1, Cl A1(B)
         4.919%, 03/25/08                                 7,947           7,612
                                                                  --------------
                                                                      1,198,015
                                                                  --------------
Total Mortgage-Backed Securities
   (Cost $4,159,170) ($ Thousands)                                    4,157,927
                                                                  --------------
CORPORATE OBLIGATIONS -- 21.7%

CONSUMER DISCRETIONARY -- 1.3%
   Clear Channel Communications
         6.250%, 03/15/11                                 2,740           2,302
         4.250%, 05/15/09                                 1,040             985
   Comcast(A)
         9.000%, 09/01/08                                   710             724
         6.500%, 01/15/15                                 3,635           3,792
         6.500%, 01/15/17                                 2,155           2,239
   Comcast Cable Communications
         8.375%, 03/15/13                                 8,500           9,544
         6.750%, 01/30/11                                 1,840           1,946
   COX Communications
         7.875%, 08/15/09                                   440             465
   CVS(D)
         5.789%, 01/10/26                                 2,108           2,059
   CVS Lease Pass Through(D)
         6.036%, 12/10/28                                10,591          10,216
         5.880%, 01/10/28                                   187             172
Daimler Finance North America LLC
   MTN(B)
         6.053%, 03/08/08                                 6,020           5,965
         5.750%, 09/08/11                                   125             130


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   DaimlerChrysler
         8.500%, 01/18/31                         $       1,025   $       1,248
         7.300%, 01/15/12                                 1,995           2,186
         6.500%, 11/15/13                                 8,895           9,605
   Eastman Kodak
         7.250%, 11/15/13                                 2,445           2,378
   Ford Motor(A)
         7.450%, 07/16/31                                 2,770           1,891
   Home Depot
         5.875%, 12/16/36                                 1,831           1,507
   Macy's Retail Holdings
         5.350%, 03/15/12                                 1,617           1,569
   News America
         6.200%, 12/15/34                                   315             301
   Rogers Cable
         5.500%, 03/15/14                                   985             979
   Target
         4.000%, 06/15/13                                   355             348
   Time Warner
         7.700%, 05/01/32                                 4,185           4,497
         6.875%, 05/01/12                                   350             370
   Time Warner Entertainment
         8.375%, 07/15/33                                 3,760           4,339
   Wal-Mart Stores
         6.500%, 08/15/37                                 4,000           4,269
         5.800%, 02/15/18                                 6,180           6,625
   Yum! Brands
         6.875%, 11/15/37                                 2,735           2,623
                                                                  --------------
                                                                         85,274
                                                                  --------------
CONSUMER STAPLES -- 0.3%
   Altria Group
         7.750%, 01/15/27                                 1,145           1,427
         7.000%, 11/04/13                                 1,010           1,173
   Estee Lauder
         5.550%, 05/15/17                                 2,475           2,509
   Kraft Foods
         7.000%, 08/11/37                                 1,657           1,678
         6.875%, 02/01/38                                 1,233           1,226
         6.125%, 02/01/18                                 6,844           6,930
   Philip Morris Capital
      7.500%, 07/16/09                                    1,155           1,174
   Reynolds American(A)
         7.875%, 05/15/09                                 1,630           1,708
   Wal-Mart Stores
         5.250%, 09/01/35                                   403             358
                                                                  --------------
                                                                         18,183
                                                                  --------------
ENERGY -- 1.6%
   Anadarko Finance, Ser B
         7.500%, 05/01/31                                 5,363           5,986
   Anadarko Petroleum(B)
         6.450%, 09/15/36                                 5,150           5,218
         6.094%, 03/15/08                                 4,650           4,549
   Conoco Funding
         7.250%, 10/15/31                                   885           1,037
         6.950%, 04/15/29                                 3,685           4,231
         6.350%, 10/15/11                                   430             473
   ConocoPhillips
         5.900%, 10/15/32                                    10              10
   Devon Financing ULC
         6.875%, 09/30/11                                 3,830           4,214

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   El Paso
         6.950%, 06/01/28                         $       2,250   $       2,153
   El Paso Natural Gas
         5.950%, 04/15/17                                 1,120           1,121
   EMP Nacional de Petroleo(D)
         6.750%, 11/15/12                                   171             186
         4.875%, 03/15/14                                   892             868
   Gaz Capital for Gazprom(D)
         6.510%, 03/07/22                                 4,640           4,228
         6.212%, 11/22/16                                 8,377           7,884
   Hess
         7.875%, 10/01/29                                 1,130           1,341
         7.300%, 08/15/31                                 4,595           5,191
   Husky Energy
         6.800%, 09/15/37                                 1,095           1,123
   Husky Oil
         7.550%, 11/15/16                                 1,770           2,031
   Kansas Gas & Electric
         5.647%, 03/29/21                                    --              --
   Kerr-McGee
         6.950%, 07/01/24                                 2,325           2,451
   Kinder Morgan Energy Partners
         7.125%, 03/15/12                                 1,760           1,916
         6.000%, 02/01/17                                 3,140           3,187
         5.950%, 02/15/18                                 4,105           4,142
         5.000%, 12/15/13                                 1,190           1,184
   Mantis Reef(D)
         4.799%, 11/03/09                                 1,095           1,131
   Marathon Oil
         6.000%, 10/01/17                                 2,301           2,372
   Nakilat(D)
         6.267%, 12/31/33                                   227             203
         6.067%, 12/31/33                                 1,524           1,330
   Pemex Project Funding Master
      Trust(B) (D)
         6.994%, 03/15/08                                 1,411           1,420
         6.625%, 06/15/35                                 6,722           7,030
   Petrobras International Finance
         6.125%, 10/06/16                                 9,095           9,280
   Petroleum Export(D)
         4.623%, 06/15/10                                   307             314
   Ras Laffan Liquefied Natural Gas III(D)
         6.332%, 09/30/27                                 2,840           2,666
   Sonat
         7.625%, 07/15/11                                 2,880           2,990
   Southern Natural Gas(D)
         5.900%, 04/01/17                                   880             878
   Williams
         8.750%, 03/15/32                                 2,170           2,555
         7.750%, 06/15/31                                   740             798
   Williams, Ser A
         7.500%, 01/15/31                                    20              21
   XTO Energy
         7.500%, 04/15/12                                 1,320           1,485
                                                                  --------------
                                                                         99,197
                                                                  --------------
FINANCIALS -- 11.4%
   ABX Financing(D)
         6.350%, 10/15/36                                 5,200           4,997
   Ace INA Holdings
         6.700%, 05/15/36                                   660             645
         5.700%, 02/15/17                                 1,395           1,398


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Aegon, Ser CMS(B)
         5.399%, 04/15/08                         $       2,180   $       1,397
   Aiful(D)
         5.000%, 08/10/10                                 2,620           2,498
         4.450%, 02/16/10                                 3,322           3,192
   Allied Capital
         6.625%, 07/15/11                                 6,845           7,173
   Allied World Assurance Holdings
         7.500%, 08/01/16                                 2,000           2,085
   American Express(B)
         6.800%, 09/01/16                                 1,725           1,673
   American General Finance MTN
         6.900%, 12/15/17                                 5,271           5,297
   American International Group(A)
         6.250%, 03/15/37                                 5,000           4,084
         5.850%, 01/16/18                                 4,246           4,236
         4.700%, 10/01/10                                 2,975           2,996
   Andina de Fomento
         5.125%, 05/05/15                                   710             685
   ASIF Global Financing XIX(D)
         4.900%, 01/17/13                                   450             450
   Australia & New Zealand Banking
      Group(B)
         4.962%, 10/29/49                                 1,400           1,047
   BAC Capital Trust XIV(B)
         5.630%, 03/15/12                                 2,715           2,187
   Banco Mercantil del Norte(B) (D)
         6.135%, 10/13/16                                 1,479           1,446
   Bank of America(B)
         8.000%, 12/29/49                                 7,638           7,911
         5.750%, 12/01/17                                 3,815           3,899
         5.420%, 03/15/17                                 2,500           2,467
         5.375%, 06/15/14                                 1,350           1,403
   Bank of Ireland(B)
         5.500%, 03/05/08                                 1,030             618
   Bank of Scotland(B)
         5.625%, 11/29/49                                   330             229
   Bank One
         7.875%, 08/01/10                                 4,440           4,900
   BankAmerica Capital II, Ser 2
         8.000%, 12/15/26                                   402             417
   Banponce Trust I, Ser A
         8.327%, 02/01/27                                 2,410           2,407
   Barclays Bank(D)
         6.050%, 12/04/17                                 2,097           2,175
   Barclays Bank PLC, Ser ONE(B)
         5.563%, 07/02/08                                   780             538
   Bear Stearns
         7.250%, 02/01/18                                 2,138           2,074
         6.400%, 10/02/17                                 6,140           5,658
   BNP Paribas(B)
         5.238%, 03/23/08                                 1,080             772
   BRE Properties+++
         7.450%, 01/15/11                                 3,100           3,224
   Capital One Bank
         4.875%, 05/15/08                                 2,985           2,983
   Capital One Capital III
         7.686%, 08/15/36                                 2,000           1,534
   Capital One Financial
         6.750%, 09/15/17                                 1,110           1,118

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Caterpillar Financial Services MTN
         4.850%, 12/07/12                         $       1,408   $       1,466
   Chuo Mitsui Trust & Banking(B) (D)
         5.506%, 12/15/49                                 1,814           1,526
   Citigroup
         6.875%, 03/05/38                                22,560          23,946
         6.125%, 11/21/17                                 1,498           1,538
         5.500%, 02/15/17                                10,000           9,602
         3.625%, 02/09/09                                 3,125           3,126
   Citigroup Capital XXI(B)
         8.300%, 12/21/57                                 3,712           3,769
   Countrywide Financial(A) (B)
         5.610%, 05/05/08                                   975             958
         5.430%, 03/26/08                                 7,684           6,890
         5.211%, 12/19/08                                   500             443
   Countrywide Financials MTN
         5.076%, 03/18/08                                   650             618
   Credit Suisse MTN(B) (D) (K)
         0.000%, 03/24/08                                 4,701           4,714
         0.000%, 03/24/08                                 8,339           8,363
   Credit Suisse First Boston(B)
         5.375%, 03/19/08                                   655             498
   Credit Suisse New York
         5.750%, 02/15/18                                 8,270           8,439
   Danske Bank(B) (D)
         5.914%, 06/16/08                                   536             515
   Delta Air Lines
         6.619%, 03/18/11                                   422             417
   DEN Norske Creditbank, Ser OLD(B)
         5.375%, 05/18/08                                   390             293
   Depfa ACS Bank(D)
         5.125%, 03/16/37                                 4,200           4,067
   Deutsche Bank Capital Funding
      Trust(B) (D)
         5.628%, 01/19/49                                 4,789           4,269
   Developers Diversified Realty+++
         5.375%, 10/15/12                                   585             548
   Dresdner Funding Trust I(D)
         8.151%, 06/30/31                                 1,336           1,314
   Dryden Investor Trust(D) (E)
         7.157%, 07/23/08                                   498             501
   Eksportfinans
         5.500%, 05/25/16                                 4,250           4,640
         5.125%, 10/26/11                                 1,078           1,152
   Equity One+++
         3.875%, 04/15/09                                 7,100           6,940
   Export-Import Bank of Korea
         5.500%, 10/17/12                                 6,305           6,535
   Farmers Exchange Capital(D)
         7.200%, 07/15/48                                 3,582           3,323
         7.050%, 07/15/28                                 1,063             993
   Farmers Insurance Exchange(D)
         8.625%, 05/01/24                                 4,118           4,442
   Fifth Third Bank
         8.250%, 03/01/38                                   923             928
   First Industrial MTN
         7.500%, 12/01/17                                 2,765           2,755
   Ford Motor Credit LLC
         7.875%, 06/15/10                                 7,200           6,635
         7.375%, 10/28/09                                15,740          14,925
         7.250%, 10/25/11                                   329             281


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

         6.625%, 06/16/08                         $      10,480   $      10,437
   Fund American
         5.875%, 05/15/13                                 1,448           1,506
   General Electric Capital(B)
         6.375%, 05/15/08                                 8,380           8,527
         6.150%, 08/07/37                                 3,086           3,086
         5.875%, 01/14/38                                 1,347           1,288
         5.250%, 10/19/12                                 2,745           2,869
   General Electric Capital, Ser A MTN
         6.000%, 06/15/12                                 1,815           1,947
         3.750%, 12/15/09                                 4,092           4,171
   Glen Meadow Pass-Through Trust(B)
      (D)
         6.505%, 02/12/67                                 2,900           2,711
   Glitnir Banki HF(B) (D)
         7.451%, 03/14/08                                   500             440
         6.693%, 06/15/16                                 4,480           4,132
         6.375%, 09/25/12                                 3,100           2,984
         6.330%, 07/28/11                                 2,440           2,277
   GMAC LLC(A) (B)
         7.821%, 03/25/08                                11,009           8,264
         7.750%, 01/19/10                                 2,370           2,143
         7.250%, 03/02/11                                 2,755           2,325
         5.625%, 05/15/09                                 7,680           7,165
   Goldman Sachs Capital II(B)
         5.793%, 12/29/49                                23,306          17,414
   Goldman Sachs Group
         6.750%, 10/01/37                                 4,957           4,628
         6.600%, 01/15/12                                 2,630           2,847
         6.345%, 02/15/34                                 1,855           1,644
         5.950%, 01/18/18                                 4,295           4,339
   Hartford Financial Services Group
         6.300%, 03/15/18                                 3,235           3,270
   HBOS(B) (D)
         5.920%, 09/29/49                                 6,000           5,109
         5.375%, 11/29/49                                   962             854
   HBOS Capital Funding(B) (D)
         6.071%, 06/30/08                                 1,120           1,021
   HCP+++
         6.000%, 01/30/17                                 6,000           5,188
         5.650%, 12/15/13                                 3,955           3,701
   Highwoods Properties+++
         7.500%, 04/15/18                                 1,339           1,250
   Hongkong & Shanghai Banking(B)
         5.250%, 04/09/08                                   750             488
   HSBC Bank, Ser 1M(B)
         5.625%, 06/19/08                                 1,460             905
   HSBC Bank, Ser 3M(B)
         5.537%, 06/11/08                                 2,320           1,508
   HSBC Finance
         8.000%, 07/15/10                                 2,330           2,530
         7.000%, 05/15/12                                 1,975           2,137
         6.375%, 11/27/12                                   365             388
   HSBC Holdings
         6.500%, 09/15/37                                 2,135           1,995
   HVB Funding Trust III(D)
         9.000%, 10/22/31                                 1,226           1,272
   ILFC E-Capital Trust II(A) (B) (D)
         6.250%, 12/21/65                                 1,200           1,114
   International Lease Finance MTN
         5.750%, 06/15/11                                 3,570           3,684

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

         5.650%, 06/01/14                         $       1,645   $       1,657
   International Lease Finance MTN(B)
         5.250%, 05/24/08                                 1,920           1,834
   John Deere Capital MTN
         4.950%, 12/17/12                                 1,598           1,677
   JPMorgan Chase Capital XVIII
         6.950%, 08/17/36                                   990             936
   JPMorgan Chase Capital XX
         6.550%, 09/29/36                                   709             637
   JPMorgan Chase(A)
         6.000%, 01/15/18                                 8,274           8,585
         6.000%, 10/01/17                                 3,105           3,220
         5.750%, 01/02/13                                 3,670           3,877
         5.150%, 10/01/15                                   240             239
         5.125%, 09/15/14                                   445             448
   Kaupthing Bank
         7.625%, 02/28/15                                 8,130           6,809
   Kaupthing Bank(D)
         7.125%, 05/19/16                                12,000           9,427
         5.750%, 10/04/11                                 1,120             991
   Landsbanki Islands(D)
         6.100%, 08/25/11                                 6,520           6,389
   Lazard Group
         7.125%, 05/15/15                                 6,135           6,281
         6.850%, 06/15/17                                 4,560           4,516
   Lehman Brothers Holdings MTN(A) (B)
         14.500%, 06/20/08                                4,940           6,034
         11.000%, 11/07/16                                5,269           5,707
         8.920%, 08/16/08                                 3,023           2,893
         7.394%, 03/17/08                                14,410          13,703
         6.750%, 12/28/17                                 3,220           3,235
         6.200%, 09/26/14                                 1,560           1,575
         5.625%, 01/24/13                                 4,949           4,953
         5.250%, 02/06/12                                   965             958
   Lehman Brothers Holdings Capital
      Trust V MTN(B)
         5.911%, 05/31/08                                 1,310             933
         5.857%, 11/29/49                                20,630          15,472
   Lehman Brothers Holdings, Ser H
      MTN(B)
         8.511%, 05/30/08                                 3,736           4,358
   Liberty Mutual Group(A) (D)
         7.500%, 08/15/36                                 2,674           2,594
   Liberty Property+++
         7.750%, 04/15/09                                 1,026           1,057
         6.375%, 08/15/12                                   397             401
   Lloyds TSB Bank(B)
         5.687%, 05/14/08                                   870             635
   Lloyds TSB Bank, Ser 2(B)
         5.312%, 05/21/08                                   760             494
   Mangrove Bay Pass-Through Trust(B)
      (D)
         6.102%, 07/15/33                                 2,095           1,762
   Marathon Oil
         6.600%, 10/01/37                                 2,189           2,207
   MASTR Alternative Loans Trust, Ser 3
         6.250%, 07/25/36                                   802             809
   Merna Reinsurance(B) (D)
         6.981%, 04/03/08                                 4,950           4,771
   Merrill Lynch MTN(B)
         8.950%, 05/18/08                                 4,315           4,561


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

         8.680%, 05/02/08                         $       4,160   $       4,274
         7.430%, 09/01/22                                     4               5
         5.450%, 02/05/13                                 3,235           3,258
   MetLife
         6.400%, 12/15/36                                10,010           8,654
   MetLife Capital Trust IV
         7.875%, 12/15/67                                 1,125           1,108
   Mizuho Financial Group Cayman
         8.375%, 04/27/09                                   785             801
         8.375%, 12/29/49                                   530             541
   Morgan Stanley(B)
         5.950%, 12/28/17                                 4,240           4,219
         5.659%, 04/18/08                                 1,530           1,350
         5.375%, 10/15/15                                 1,335           1,309
         5.300%, 03/01/13                                 2,742           2,828
         4.750%, 04/01/14                                 2,270           2,188
   MUFG Capital Finance 1(B)
         6.346%, 07/25/49                                   827             726
         6.346%, 07/25/49                                 1,840           1,612
   National Capital Trust II(B) (D)
         5.486%, 06/17/08                                 3,207           2,961
   National City Preferred Capital Trust I
         12.000%, 06/10/08                                  331             344
   National Westminster Bank PLC(B)
         5.563%, 07/09/08                                   740             478
   National Westminster Bank, Ser C(B)
         5.687%, 05/27/08                                   160             104
   Nationwide Mutual Insurance(D)
         6.600%, 04/15/34                                 2,483           2,123
   NB Capital Trust IV
         8.250%, 04/15/27                                 4,865           5,059
   North Front Pass-Through Trust
      MTN(B) (D)
         5.810%, 06/15/08                                 5,291           5,195
   Paribas(B)
         5.375%, 03/11/08                                   693             531
   Pemex Finance
         9.690%, 08/15/09                                   750             786
   PF Export Receivables Master Trust(D)
         6.436%, 06/01/15                                 1,542           1,578
   PNC Funding
         5.250%, 11/15/15                                 2,925           2,858
   Power Receivables Financial(D)
         6.290%, 01/01/12                                   963           1,027
   Power Receivables Financial
         6.290%, 01/01/12                                 3,050           3,252
   Prime Property Fund+++ (D)
         5.600%, 06/15/11                                 3,380           3,564
         5.500%, 01/15/14                                 5,000           5,169
   Progressive(B)
         6.700%, 06/15/08                                 1,448           1,280
   Prologis+++
         5.500%, 04/01/12                                 2,160           2,178
         5.250%, 11/15/10                                   870             881
   Prudential Financial MTN(A)
         6.625%, 12/01/37                                   836             831
         6.000%, 12/01/17                                   775             794
         5.700%, 12/14/36                                   585             507
   Rabobank Capital Funding II(B) (D)
         5.260%, 12/29/49                                 1,171           1,117

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Rabobank Capital Funding Trust(B) (D)
         5.254%, 06/30/08                         $       1,337   $       1,236
   RBS Capital Trust III(B)
         5.512%, 03/30/08                                   400             366
   Residential Capital LLC(A) (B)
         8.314%, 04/17/08                                   470             306
         8.000%, 06/01/12                                   130              71
         7.625%, 11/21/08                                 3,130           2,418
         7.615%, 05/22/08                                 1,320             898
         7.500%, 02/22/11                                 2,310           1,230
   Resona Bank(B) (D)
         5.850%, 09/29/49                                 1,793           1,558
   Resona Preferred Global Securities
      Cayman(A) (B) (D)
         7.191%, 07/30/49                                 2,590           2,412
   Royal Bank of Canada(B)
         5.547%, 03/21/08                                 1,010             794
   Royal Bank of Scotland Group(B) (D)
         7.640%, 04/01/08                                 1,300           1,296
         6.990%, 04/04/08                                 2,230           2,149
         5.563%, 06/11/08                                 2,530           1,847
   RSHB Capital (D)
         6.299%, 05/15/17                                 5,600           5,222
   Security Benefit Life Insurance(D)
         8.750%, 05/15/16                                 5,200           6,140
   Shinsei Finance Cayman(A) (B) (D)
         6.418%, 01/29/49                                 4,960           3,975
   Simon Property Group+++
         3.750%, 01/30/09                                 3,000           2,978
   Simon Property Group LP+++
         5.750%, 05/01/12                                 1,875           1,895
   SLM MTN
         5.430%, 03/01/08 (B)                             4,180           3,851
         4.250%, 09/17/07 (B) (F)                        15,232          15,232
   SMFG Preferred Capital USD 1(B) (D)
         6.078%, 01/25/17                                 6,810           5,917
   Societe Generale(B)
         4.981%, 05/26/08                                   180             130
         4.981%, 05/26/08                                   680             493
   Standard Chartered PLC(B)
         5.587%, 06/04/08                                   200             122
   Standard Chartered, Ser 1(B)
         5.259%, 07/16/08                                 1,840           1,104
   Standard Chartered, Ser 2(B)
         5.250%, 05/07/08                                 2,800           1,708
   Standard Chartered, Ser 4(B)
         5.587%, 07/06/08                                   290             168
   State Street Capital Trust III
         8.250%, 12/29/49                                   797             810
   Stingray Pass-Through Trust MTN(D)
         5.902%, 01/12/15                                 3,600             971
   Sumitomo Mitsui Banking
         8.150%, 08/01/08                                   442             443
         8.150%, 08/29/49                                   951             952
   SunTrust Capital VIII(A) (B)
         6.100%, 06/06/08                                 5,450           4,604
   SunTrust Preferred Capital I(B)
         5.853%, 12/15/11                                17,379          13,983
   TNK-BP Finance MTN(D)
         7.875%, 03/13/18                                 2,140           2,079
         7.500%, 07/18/16                                 3,890           3,730

--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

         6.625%, 03/20/17                         $       1,750   $       1,566
   Toll Road Investors Partnership II(C) (D)
         5.601%, 02/15/45                                 6,839           1,003
   TransCanada Pipelines
         6.200%, 10/15/37                                 2,629           2,546
   Travelers(A) (B)
         6.250%, 05/15/08                                 5,890           5,366
   Twin Reefs Pass-Through Trust(B) (D)
         5.660%, 03/10/08                                   900             181
   UBS Stamford Branch
         5.875%, 12/20/17                                 2,250           2,380
   UDR+++
         5.500%, 04/01/14                                 2,900           2,759
         5.000%, 01/15/12                                 2,000           1,945
   UFJ Finance Aruba
         8.750%, 08/13/49                                   316             321
         8.750%, 11/29/49                                 1,060           1,078
   USB Capital IX(B)
         6.189%, 04/15/49                                 1,659           1,358
   Wachovia
         5.250%, 08/01/14                                   250             251
   Wachovia Bank
         6.600%, 01/15/38                                   840             801
         6.000%, 11/15/17                                 6,800           7,033
   Wachovia Capital Trust III(B)
         5.800%, 03/15/11                                 4,027           3,171
   Washington Mutual
         4.625%, 04/01/14                                 3,040           2,511
   Washington Mutual Preferred Funding
      Delaware(B) (D)
         6.534%, 03/29/49                                   300             197
   Wells Fargo
         5.625%, 12/11/17                                 2,118           2,201
         5.000%, 11/15/14                                 1,145           1,168
   Wells Fargo Capital X(A)
         5.950%, 12/15/36                                   960             873
   Westfield Capital(D)
         4.375%, 11/15/10                                 1,900           1,874
   Westfield Group+++ (D)
         5.400%, 10/01/12                                 2,230           2,193
   Westpac Banking(B)
         5.306%, 03/30/08                                   870             659
   Westpac Capital Trust IV(B) (D)
         5.256%, 12/29/49                                 1,259           1,105
   WoodBourne Pass-Through Trust(B) (D)
         5.767%, 03/08/08                                 2,500           2,375
   ZFS Finance USA Trust I(B) (D)
         6.150%, 12/15/10                                 1,225           1,077
   ZFS Finance USA Trust II(B) (D)
         6.450%, 12/15/65                                 1,324           1,203
                                                                  --------------
                                                                        721,148
                                                                  --------------
HEALTH CARE -- 0.7%
   Abbott Laboratories
         5.600%, 11/30/17                                 2,110           2,225
   AstraZeneca
         5.400%, 09/15/12                                 1,735           1,854
         5.400%, 06/01/14                                 1,135           1,192
   Bristol-Myers Squibb
         5.875%, 11/15/36                                 1,195           1,154

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Cardinal Health
         5.850%, 12/15/17                         $       4,875   $       4,990
   Coventry Health Care
         5.950%, 03/15/17                                 3,435           3,360
   HCA
         5.750%, 03/15/14                                 5,548           4,591
   Merck(A)
         5.750%, 11/15/36                                 1,011           1,008
   Schering-Plough
         6.550%, 09/15/37                                 2,425           2,484
   Tenet Healthcare(A)
         7.375%, 02/01/13                                   168             146
   UnitedHealth Group
         6.875%, 02/15/38                                 5,604           5,551
   WellPoint
         5.875%, 06/15/17                                 2,540           2,577
   Wyeth
         6.950%, 03/15/11                                 8,034           8,749
         5.950%, 04/01/37                                 3,610           3,551
                                                                  --------------
                                                                         43,432
                                                                  --------------
INDUSTRIALS -- 3.0%
   Abu Dhabi National Energy(D)
         5.620%, 10/25/12                                12,184          12,456
   Aetna
         6.750%, 12/15/37                                 2,120           2,084
   Air 2 US(D)
         8.027%, 10/01/19                                 5,060           4,605
   America West Airlines, Ser 99-1
         7.930%, 01/02/19                                 4,619           4,688
   American Airlines, Ser 99-1
         7.024%, 10/15/09                                 2,320           2,323
   American Water Capital(D)
         6.593%, 10/15/37                                   644             634
         6.085%, 10/15/17                                   644             665
   Anheuser-Busch
         5.500%, 01/15/18                                   948             981
   Apache
         5.625%, 01/15/17                                   390             411
   Baxter International
         1.250%, 12/01/37                                 1,881           1,927
   Cedar Brakes I LLC(D)
         8.500%, 02/15/14                                 1,306           1,437
   Cedar Brakes II LLC(D)
         9.875%, 09/01/13                                 5,258           5,930
   Clorox
         5.950%, 10/15/17                                 1,133           1,142
   Continental Airlines
         5.983%, 04/19/22                                 3,000           2,698
   Continental Airlines, Ser 971A
         7.461%, 04/01/15                                 1,557           1,487
   Continental Airlines, Ser 99-2
         7.256%, 03/15/20                                 1,370           1,374
   Continental Airlines, Ser AMBC
         6.236%, 03/15/20                                 2,221           2,088
   Delhaize Group
         6.500%, 06/15/17                                 3,365           3,440
   Delta Air Lines(D)
         7.379%, 05/18/10                                 2,742           2,738
         6.821%, 08/10/22                                 2,529           2,340
   Delta Air Lines, Ser 2001-1
         7.111%, 09/18/11                                13,350          13,243


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Diageo Capital
         5.750%, 10/23/17                         $       2,341   $       2,410
         5.200%, 01/30/13                                 3,380           3,507
   EI Du Pont de Nemours
         5.000%, 01/15/13                                   896             941
   General Electric
         5.250%, 12/06/17                                 1,700           1,706
   Hewlett-Packard
         5.500%, 03/01/18                                 2,170           2,244
         4.500%, 03/01/13                                 2,170           2,217
   Honeywell International
         5.300%, 03/01/18                                 1,674           1,718
   Hutchison Whampoa International (D)
         7.450%, 11/24/33                                 3,800           3,969
   Kinder Morgan Energy Partners MTN
         6.950%, 01/15/38                                   160             163
   McDonald's
         6.300%, 10/15/37                                 2,891           2,968
         6.300%, 03/01/38                                 1,625           1,669
         5.800%, 10/15/17                                   483             510
         5.350%, 03/01/18                                 6,077           6,231
   News America(D)
         6.650%, 11/15/37                                 1,682           1,694
   Nordstrom
         7.000%, 01/15/38                                 5,167           5,108
   Northwest Airlines, Ser 1A-2
         6.841%, 04/01/11                                 4,500           4,444
   Panhandle Eastern Pipeline
         6.200%, 11/01/17                                   784             782
   Pemex Project Funding Master Trust
         6.625%, 06/15/35                                 1,240           1,297
         6.625%, 06/15/35 (D)                               195             204
   PepsiCo
         4.650%, 02/15/13                                   836             876
   Petrobras International Finance
         5.875%, 03/01/18                                 5,955           5,882
   Stauffer Chemical(C)
         6.442%, 04/15/18                                   860             516
         6.424%, 04/15/17                                   350             221
         4.350%, 04/15/10                                   300             283
   Target(A)
         7.000%, 01/15/38                                 2,110           2,211
         6.500%, 10/15/37                                 2,472           2,427
   Time Warner Cable
         5.850%, 05/01/17                                 1,230           1,215
   Transocean
         6.800%, 03/15/38                                 1,259           1,315
         6.000%, 03/15/18                                 5,864           6,125
   Tyco International Group
         7.000%, 06/15/28                                 1,875           1,873
         6.875%, 01/15/29                                 7,382           7,085
         6.750%, 02/15/11                                 1,170           1,232
         6.375%, 10/15/11                                 8,785           9,247
         6.125%, 11/01/08                                   320             324
         6.125%, 01/15/09                                   120             123
         6.000%, 11/15/13                                 1,945           2,044
   Union Pacific
         5.700%, 08/15/18                                 3,275           3,306
   United Air Lines
         6.602%, 09/01/13                                 1,946           1,936

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   United Parcel Service
         4.500%, 01/15/13                         $       7,640   $       7,958
   United Technologies(A)
         6.500%, 06/01/09                                 1,670           1,748
         5.400%, 05/01/35                                   670             635
         5.375%, 12/15/17                                 1,038           1,086
   UnitedHealth Group
         6.000%, 02/15/18                                 1,070           1,085
   Walt Disney
         4.700%, 12/01/12                                 2,891           2,997
   Waste Management
         7.375%, 05/15/29                                     5               5
         7.125%, 12/15/17                                 4,840           5,340
         7.100%, 08/01/26                                 1,375           1,492
   Weatherford International
         6.350%, 06/15/17                                 3,230           3,415
         5.950%, 06/15/12                                 2,780           2,954
   XTO Energy
         5.650%, 04/01/16                                   390             401
                                                                  --------------
                                                                        189,830
                                                                  --------------
INFORMATION TECHNOLOGY -- 0.1%
   Corning
         7.250%, 08/15/36                                   995           1,090
   Electronic Data Systems
         7.125%, 10/15/09                                 2,990           3,126
   Xerox
         5.500%, 05/15/12                                 2,265           2,322
                                                                  --------------
                                                                          6,538
                                                                  --------------
MATERIALS -- 0.2%
   CodelCo(D)
         4.750%, 10/15/14                                   900             891
   Vale Overseas
         8.250%, 01/17/34                                   210             231
         6.875%, 11/21/36                                 7,748           7,488
   Weyerhaeuser
         6.750%, 03/15/12                                   410             426
                                                                  --------------
                                                                          9,036
                                                                  --------------
SOVEREIGN -- 0.4%
   Emirate of Abu Dhabi(D)
         5.500%, 08/02/12                                 5,500           5,936
   Republic of Italy MTN
         5.375%, 06/15/33                                 1,353           1,394
   Quebec Province
         5.125%, 11/14/16                                 4,940           5,326
   Russian Federation
         7.500%, 03/31/30                                 1,066           1,219
   United Mexican States MTN
         7.500%, 04/08/33                                   218             260
         5.625%, 01/15/17                                 1,814           1,889
   United Mexican States MTN, Ser A
         6.750%, 09/27/34                                 9,488          10,428
         5.875%, 01/15/14                                 1,535           1,642
                                                                  --------------
                                                                         28,094
                                                                  --------------
TELECOMMUNICATION SERVICES -- 1.2%
   America Movil
         6.375%, 03/01/35                                 2,541           2,456
         6.125%, 11/15/37                                 1,308           1,210
         5.625%, 11/15/17                                 2,350           2,328
   AT&T
         6.150%, 09/15/34                                 2,860           2,794
         5.500%, 02/01/18                                 4,517           4,517


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

         5.100%, 09/15/14                         $       9,090   $       9,226
   BellSouth
         4.750%, 11/15/12                                   190             195
   Bellsouth Telecommunications
         7.000%, 12/01/95                                 2,415           2,432
   British Telecommunications PLC
         8.375%, 12/15/10                                 1,310           1,474
   Deutsche Telekom International
      Finance BV
         5.750%, 03/23/16                                 2,175           2,227
   Embarq
         7.995%, 06/01/36                                 2,289           2,217
   France Telecom
         8.500%, 03/01/31                                 1,040           1,325
         7.750%, 03/01/11                                 3,450           3,781
   New Cingular Wireless Services
         8.125%, 05/01/12                                 1,255           1,430
   Qwest
         7.500%, 10/01/14                                 4,835           4,787
   Rogers Communications
         6.375%, 03/01/14                                 3,955           4,113
   Royal KPN
         8.000%, 10/01/10                                 5,100           5,556
   Sprint Capital
         8.750%, 03/15/32                                   390             304
         8.375%, 03/15/12                                 5,300           4,664
         6.900%, 05/01/19                                   120              88
         6.875%, 11/15/28                                 1,352             946
   Telecom Italia Capital
         5.250%, 10/01/15                                   370             354
         5.250%, 11/15/13                                   580             575
         4.950%, 09/30/14                                 1,320           1,255
   Telefonica Emisiones
         5.984%, 06/20/11                                 5,135           5,367
   Verizon Communications
         6.400%, 02/15/38                                 2,730           2,739
         5.500%, 02/15/18                                 4,214           4,230
   Verizon Global Funding
         7.375%, 09/01/12                                 1,730           1,946
         6.875%, 06/15/12                                   465             512
                                                                  --------------
                                                                         75,048
                                                                  --------------
Utilities -- 1.5%
   Allegheny Energy Supply(D)
         8.250%, 04/15/12                                 1,765           1,880
   Arizona Public Services
         8.000%, 12/30/15                                   707             835
   Centerpoint Energy
         5.875%, 06/01/08                                 5,000           5,014
   CMS Energy
         6.550%, 07/17/17                                 1,840           1,830
   Commonwealth Edison
         6.450%, 01/15/38                                 2,140           2,109
         6.150%, 09/15/17                                 1,860           1,952
         6.150%, 03/15/12                                 3,168           3,354
         5.950%, 08/15/16                                 1,600           1,656
         4.700%, 04/15/15                                 1,362           1,312
   Dominion Resources
         5.700%, 09/17/12                                 3,560           3,772
         4.750%, 12/15/10                                   740             763
   Dominion Resources, Ser D
         5.125%, 12/15/09                                   850             875

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   DPL
         6.875%, 09/01/11                         $       5,035   $       5,444
   Duke Energy
         5.625%, 11/30/12                                   425             454
   Duke Energy Carolinas
         6.000%, 01/15/38                                 4,254           4,253
         5.250%, 01/15/18                                   759             780
   Empresa Nacional de Electricidad
         8.625%, 08/01/15                                   340             402
   Exelon
         5.625%, 06/15/35                                 2,605           2,327
   FirstEnergy, Ser B
         6.450%, 11/15/11                                   320             339
   FirstEnergy, Ser C
         7.375%, 11/15/31                                 5,825           6,353
   Florida Power
         6.350%, 09/15/37                                 1,121           1,194
   Hydro Quebec, Ser JL
         6.300%, 05/11/11                                 1,050           1,165
   Intergas Finance(D)
         6.375%, 05/14/17                                 4,853           4,295
   Midamerican Energy Holdings
         6.125%, 04/01/36                                   595             591
   Nevada Power
         8.250%, 06/01/11                                 4,305           4,719
   Nisource Finance
         6.150%, 03/01/13                                 1,304           1,357
   NorthWestern
         5.875%, 11/01/14                                 1,532           1,544
   Pacific Gas & Electric(A)
         6.350%, 02/15/38                                 2,170           2,239
         6.050%, 03/01/34                                 3,275           3,258
         5.800%, 03/01/37                                   840             807
   Pacificorp
         6.250%, 10/15/37                                 2,955           3,069
   Power Contract Financing(D)
         6.256%, 02/01/10                                 2,470           2,529
   Progress Energy
         6.850%, 04/15/12                                 1,710           1,873
   Public Service
         7.875%, 10/01/12                                 2,775           3,240
   Southern California Edison
         5.950%, 02/01/38                                 4,165           4,176
   Swepco Capital Trust I(B)
         5.250%, 10/01/43                                 4,465           4,521
   TXU
         6.500%, 11/15/24                                   410             294
   TXU, Ser P
         5.550%, 11/15/14                                   370             290
   TXU, Ser R(A)
         6.550%, 11/15/34                                 4,385           3,102
   Virginia Electric Power
         6.350%, 11/30/37                                 1,270           1,315
         5.100%, 11/30/12                                 2,760           2,879
                                                                  --------------
                                                                         94,161
                                                                  --------------

Total Corporate Obligations
   (Cost $1,397,018) ($ Thousands)                                    1,369,941
                                                                  --------------

U.S. TREASURY OBLIGATIONS -- 14.1%
   U.S. Treasury Bill(G) (H)
         2.131%, 03/27/08                                   645             644


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   U.S. Treasury Bond(A)
         8.875%, 02/15/19                         $       7,358   $      10,684
         8.125%, 08/15/19                                 9,095          12,662
         8.750%, 08/15/20                                   430             631
         7.125%, 02/15/23                                 5,742           7,601
         6.250%, 08/15/23 to 05/15/30                    24,571          30,384
         6.125%, 11/15/27                                25,322          31,146
         5.375%, 02/15/31                                 3,553           4,048
         5.000%, 05/15/37 to 05/15/37                    19,103          20,940
         4.500%, 02/15/36                                 7,299           7,392
         1.750%, 01/15/28                                15,681          15,721
   U.S. Treasury Bond TIPS(A) (H)
         2.500%, 07/15/16                                 6,636           7,470
         2.375%, 04/15/11 to 01/15/27                    39,687          43,427
         2.000%, 07/15/14 to 01/15/26                    12,562          13,527
         1.875%, 07/15/15                                35,063          37,772
   U.S. Treasury Inflationary Index
      Note(A)
         3.875%, 04/15/29                                 1,968           2,701
         3.625%, 04/15/28                                30,128          39,699
   U.S. Treasury Note(A)
         5.125%, 05/15/16                                28,589          32,203
         4.750%, 05/31/12 to 02/15/37                   132,018         143,325
         4.625%, 07/31/12 to 02/15/17                    46,480          50,582
         4.500%, 05/15/10 to 03/31/12                    27,865          30,051
         4.250%, 09/30/12 to 11/15/14                   121,243         130,756
         4.125%, 08/31/12                                 3,750           4,023
         4.000%, 04/15/10                                21,904          22,970
         3.625%, 12/31/12 to 05/15/13                    48,283          50,776
         3.500%, 02/15/18                                47,876          47,768
         3.375%, 01/15/12                                   272             309
         3.250%, 12/31/09                                   262             270
         2.875%, 01/31/13 to 02/28/13                    36,426          36,922
         2.125%, 01/31/10                                35,407          35,728
   U.S. Treasury STRIPS(A) (C)
         6.625%, 11/15/21                                23,570          12,863
         4.431%, 11/15/27                                10,385           4,159
                                                                  --------------

Total U.S. Treasury Obligations
   (Cost $838,350) ($ Thousands)                                        889,154
                                                                  --------------

ASSET-BACKED SECURITIES -- 3.2%

AUTOMOTIVE -- 0.7%
   AmeriCredit Automobile Receivables
      Trust, Ser 2004-1, Cl C
         4.220%, 07/06/09                                     7               7
   AmeriCredit Prime Automobile
      Receivable, Ser 2007-1, Cl A3
         5.270%, 11/08/11                                 3,692           3,777
   Capital Auto Receivables Asset Trust,
      Ser 2006-1, Cl A3
         5.030%, 10/15/09                                 1,924           1,935
   Capital Auto Receivables Asset Trust,
      Ser 2007-1, Cl A3A
         5.000%, 04/15/11                                 1,771           1,794
   Capital Auto Receivables Asset Trust,
      Ser 2007-4A, Cl A4
         5.300%, 12/15/11                                 2,495           2,557

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Daimler Chrysler Auto Trust, Ser 2006-
      D, Cl A4
         4.940%, 02/08/12                         $       2,283   $       2,349
   Daimler Chrysler Auto Trust, Ser 2007-
      A, Cl A4
         5.280%, 03/08/13                                 7,633           7,890
   Ford Credit Auto Owner Trust,
      Ser 2007-B, Cl A4A
         5.240%, 07/15/12                                   126             130
   Ford Credit Auto Owner Trust,
      Ser 2007-B, Cl A3A
         5.150%, 11/15/11                                 2,499           2,572
   Hyundai Auto Receivables Trust,
      Ser 2007-A, Cl A4
         5.210%, 03/17/14                                 4,063           4,151
   Hyundai Auto Receivables Trust,
      Ser 2007-A, Cl A3A
         5.040%, 01/17/12                                 1,414           1,440
   Nissan Auto Receivables Owner Trust,
      Ser 2007-B, Cl A4
         5.160%, 03/17/14                                 6,562           6,777
   Triad Auto Receivables Owner Trust,
      Ser 2006-B, Cl A4
         5.520%, 11/12/12                                 1,086           1,068
   Triad Auto Receivables Owner Trust,
      Ser 2006-C, Cl A3
         5.260%, 11/14/11                                 1,896           1,884
   USAA Auto Owner Trust, Ser 2004-3,
      Cl A4
         3.530%, 06/15/11                                 1,215           1,217
   USAA Auto Owner Trust, Ser 2005-1,
      Cl A3
         3.900%, 07/15/09                                    32              32
   WFS Financial Owner Trust, Ser 2004-
      1, Cl A4
         2.810%, 08/22/11                                   110             110
   WFS Financial Owner Trust, Ser 2005-
      3, Cl A3A
         4.250%, 06/17/10                                   187             187
   World Omni Auto Receivables Trust,
      Ser 2007-B, Cl A4
         5.390%, 05/15/13                                 2,798           2,870
   World Omni Auto Receivables Trust,
      Ser 2007-B, Cl A3A
         5.280%, 01/17/12                                 1,615           1,653
                                                                  --------------
                                                                         44,400
                                                                  --------------
CREDIT CARDS -- 0.8%
   American Express Issuance Trust,
      Ser 2007-2, Cl A(B)
         5.042%, 03/01/08                                10,123           9,851
   BA Credit Card Trust, Ser 2007-A8, Cl A8
         5.590%, 11/17/14                                   987           1,041
   Capital One Multi-Asset Execution
      Trust, Ser 2007-A7, Cl A7
         5.750%, 07/15/20                                 5,376           5,514
   Citibank Credit Card Issuance Trust,
      Ser 2007-A8, Cl A8
         5.650%, 09/20/19                                 4,299           4,356


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Citibank Credit Card Issuance Trust,
      Ser 2008-A1, Cl A1
         5.350%, 02/07/20                         $      10,525   $      10,410
   Discover Card Master Trust, Ser 2007-
      A1, Cl A1
         5.650%, 03/16/20                                11,455          11,596
   MBNA Credit Card Master Note Trust,
      Ser 2003-A7, Cl A7
         2.650%, 11/15/10                                 2,675           2,670
   Washington Mutual Master Note Trust,
      Ser 2006-A2A, Cl A(B) (D)
         4.702%, 03/15/08                                 3,491           3,368
                                                                  --------------
                                                                         48,806
                                                                  --------------
MORTGAGE RELATED SECURITIES -- 0.2%
   ABS Home Equity, Ser 2001-HE3,
      Cl A1(B)
         5.192%, 03/15/08                                   295             282
   ACE Securities, Ser 2006-SL3, Cl A1(B)
         4.889%, 03/25/08                                 8,504           4,490
   AFC Home Equity Loan Trust,
      Ser 2000-1, Cl 2A(B)
         5.113%, 03/25/08                                 3,412           2,444
   Contimortgage Home Equity Trust
      1998-3, Ser 1997-2, Cl A9
         7.090%, 04/15/28                                    28              28
   Contimortgage Home Equity Trust
      1998-3, Ser 1997-5, Cl A6(B)
         6.870%, 03/15/24                                    61              61
   Countrywide Home Equity Loan Trust,
         Ser 2004-K, Cl 2A(B)
         4.952%, 03/15/08                                 1,234           1,094
   Countrywide Home Equity Loan Trust,
      Ser 2005-F, Cl 2A(B)
         4.892%, 03/15/08                                 3,118           2,689
   Delta Funding Home Equity Loan Trust,
      Ser 1999-3, Cl A1A(B)
         5.472%, 03/15/08                                   310             285
   Equivantage Home Equity Loan Trust,
      Ser 1997-2, Cl A3
         7.775%, 07/25/28                                   280             253
   Fleet Home Equity Loan Trust,
      Ser 2001-1, Cl A(B)
         5.390%, 03/01/08                                    78              65
   Master Asset Backed Securities Trust,
      Ser 2005-AB1, Cl A1B
         5.143%, 11/25/35                                   175             175
   Morgan Stanley Home Equity Loans,
      Ser 2007-1, Cl A1(B)
         4.839%, 03/25/08                                 1,099           1,054
   Origen Manufactured Housing,
      Ser 2002-A, Cl A1(B)
         4.892%, 03/15/08                                    62              62
   Renaissance Home Equity Loan Trust,
      Ser 2005-3, Cl AF2(I)
         4.723%, 11/25/35                                    77              77
                                                                  --------------
                                                                         13,059
                                                                  --------------
OTHER ASSET-BACKED SECURITIES -- 1.5%
   CenterPoint Energy Transition Bond,
      Ser 2008-A, Cl A1
         4.192%, 02/01/20                                 1,993           2,031

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   CenterPoint Energy Transition Bond,
      Ser 2008-A, Cl A2
         5.234%, 02/01/23                         $       1,160   $       1,152
   CIGNA CDO, Ser 1996-1, Cl A2(D)
         6.460%, 11/15/08                                 3,603           3,428
   CNH Equipment Trust, Ser 2004-A,
      Cl A4A(B)
         4.762%, 03/15/08                                 2,022           2,021
   Connecticut RRB Special Purpose
      Trust CL&P, Ser 2001-1, Cl A5
         6.210%, 12/30/11                                 1,371           1,451
   Conseco Finance Home Loan Trust,
      Ser 2000-E, Cl M1(B)
         8.130%, 08/15/31                                 3,627           3,542
   Conseco Finance Securitizations,
      Ser 2000-4, Cl A6(B)
         8.310%, 05/01/32                                   901             715
   Countrywide Asset-Backed Certificates,
      Ser 2001-BC3, Cl A(B)
         5.269%, 03/25/08                                    75              70
   Countrywide Asset-Backed Certificates,
      Ser 2003-BC2, Cl 2A1(B)
         5.389%, 03/25/08                                   115             109
   Countrywide Asset-Backed Certificates,
      Ser 2005-11, Cl AF1(B)
         4.969%, 03/25/08                                   295             294
   Countrywide Asset-Backed Certificates,
      Ser 2006-15, Cl A3(B)
         5.689%, 10/25/46                                   208             199
   Countrywide Asset-Backed Certificates,
      Ser 2006-S1, Cl A2
         5.549%, 08/25/21                                 3,656           3,567
   Countrywide Asset-Backed Certificates,
      Ser 2007-3, Cl 2A1(B)
         4.889%, 03/25/08                                 1,156           1,090
   Credit-Based Asset Servicing and
      Securitization LLC, Ser 2006-CB2,
      Cl AF2
         5.501%, 12/25/36                                 1,999           1,942
   Credit-Based Asset Servicing and
      Securitization LLC, Ser 2007-RP1,
      Cl A(B) (D)
         5.099%, 03/25/08                                19,639          19,436
   Diamond Investment Grade CDO,
      Ser 1X, Cl A1
         5.510%, 10/11/14                                 8,770           8,631
   Dominos Pizza Master Issuer LLC,
      Ser 2007-1, Cl A2(D)
         5.261%, 04/25/37                                 3,452           3,360
   Embarcadero Aircraft Securitization
      Trust, Ser 2000-A, Cl A1(B) (D)
         5.132%, 03/15/08                                 4,367           3,876
   Equity One ABS, Ser 2003-2, Cl M1
         5.050%, 09/25/33                                 1,027             970
   First Horizon Asset Back Trust,
      Ser 2004-HE2, Cl A(B)
         5.009%, 03/25/08                                 1,714           1,668
   First Horizon Asset Back Trust,
      Ser 2006-HE2, Cl A(B)
         3.506%, 03/25/08                                   758             595


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Great America Leasing Receivables,
      Ser 2006-1, Cl A3(D)
         5.340%, 01/15/10                       $         2,517   $       2,538
   Green Tree Financial, Ser 1996-5,
      Cl A6
         7.750%, 07/15/27                                   803             841
   GSAMP Trust, Ser 2003-SEA, Cl A1(B)
         5.189%, 03/25/08                                 2,567           2,375
   Lehman XS Trust, Ser 2005-5N,
      Cl 1A1(B)
         5.089%, 03/01/08                                 6,403           5,790
   Lehman XS Trust, Ser 2005-7N,
      Cl 1A1B(B)
         5.089%, 03/25/08                                 4,736           3,837
   Lone Star CDO Funding, Ser IX, Cl A
         5.889%, 12/15/12                                 7,305           7,171
   Master Alternative Loans Trust,
      Ser 2004-4, Cl 1A1
         5.500%, 05/25/34                                 2,933           2,909
   Metropolitan Asset Funding, Ser 1997-
      B, Cl A1D(D)
         7.130%, 03/20/12                                    14              13
   Mid-State Trust, Ser 2003-11, Cl A1
         4.864%, 07/15/38                                 3,127           3,050
   MSCC Heloc Trust, Ser 2005-1, Cl A(B)
         4.979%, 03/25/08                                   559             464
   Oncor Electric Delivery Transition
      Bond, Ser 2003-1, Cl A2
         4.030%, 02/15/12                                 1,808           1,827
   Securitized Asset Backed Receivables
      LLC Trust, Ser 2005-FR4, Cl A3(B)
         4.989%, 03/25/08                                   102             102
   SLM Student Loan Trust, Ser 2005-7,
      Cl A3
         4.410%, 07/25/25                                 1,279           1,266
   Start, Ser 2003-1, Cl X
         4.130%, 01/21/10                                 3,132           3,101
   Start, Ser 2003-3, Cl X
         4.600%, 01/21/09                                   912             903
   TMS SBA Loan Trust, Ser 1999-1,
      Cl A(B)
         5.300%, 03/15/08                                   109              97
                                                                  --------------
                                                                         96,431
                                                                  --------------
Total Asset-Backed Securities
   (Cost $210,519) ($ Thousands)                                        202,696
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 1.8%
   FHLB(A) (C)
      4.625%, 10/10/12                                    5,000           5,288
      2.890%, 03/24/08                                   12,400          12,377
      2.885%, 03/26/08                                   18,215          18,179
      2.748%, 04/23/08                                    3,000           2,988
   FHLMC(C)
      2.730%, 03/26/08                                    1,970           1,966
   FNMA(A)
      7.250%, 01/15/10                                       --              --
      5.400%, 03/26/12                                    1,580           1,583
      5.125%, 04/15/11                                    3,000           3,209
      4.750%, 11/19/12                                    1,429           1,519
      3.250%, 04/09/13                                    2,215           2,200

--------------------------------------------------------------------------------
                                                Notional Amount
                                                 ($ Thousands)/
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   FNMA(C)
      2.869%, 04/23/08                          $        53,465   $      53,276
      1.000%, 03/17/08                                   12,990          12,978
                                                                  --------------

Total U.S. Government Agency Obligation
   (Cost $114,906) ($ Thousands)                                        115,563
                                                                  --------------
FOREIGN BOND -- 0.3%
   Canadian Government
         4.000%, 12/01/31                                 1,189           1,712
   Deutsche Bundesrepublik
         3.750%, 01/04/15                                 6,750          10,334
   Republic of Brazil(A)
         6.000%, 01/17/17                                 5,255           5,386
   United Mexican States MTN
         6.050%, 01/11/40                                 2,126           2,099
Total Foreign Bond
   (Cost $17,393) ($ Thousands)                                          19,531
                                                                  --------------
PURCHASED SWAPTIONS -- 0.1%
   U.S. Swaption Call, Barclays*                         13,735           1,121
   U.S. Swaption Call, Barclays*                        105,907           2,507
   U.S. Swaption Call, Merrill Lynch*                    11,686           1,053
   U.S. Swaption Call, Merrill Lynch*                    88,575           2,258
                                                                  --------------
Total Purchased Swaptions
   (Cost $2,076) ($ Thousands)                                            6,939
                                                                  --------------
PREFERRED STOCK -- 0.1%
   Aegon, 4.000%(B)                                      27,000             513
   Aegon, 6.375%                                         79,895           1,807
   Deutsche Bank Contingent Capital
      Trust II, 6.550%                                   38,000             882
   Fannie Mae, 5.950%(B)                                 13,000             252
   Merrill Lynch, 4.000%(B)                              63,100           1,054
   MetLife, 6.500%                                       86,821           2,083
                                                                  --------------
Total Preferred Stock
   (Cost $7,690) ($ Thousands)                                            6,591
                                                                  --------------
MUNICIPAL BONDS -- 0.1%
   Michigan State, Tobacco Settlement
      Finance, Ser A, Cl RB, RB
         7.309%, 06/01/34                                 2,510           2,433
   San Diego, Tobacco Settlement Asset
      Backed, Cl RB, RB
         7.125%, 06/01/32                                 1,422           1,368

Total Municipal Bonds
   (Cost $3,976) ($ Thousands)                                            3,801
                                                                  --------------
LOAN PARTICIPATION -- 0.0%
   Delphi, 1st Lien
        0.000%, 07/01/08                                  1,000             986
                                                                  --------------
Total Loan Participation
   (Cost $1,001) ($ Thousands)                                              986
                                                                  --------------


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                   Face Amount
                                                 ($ Thousands)/    Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

EURODOLLAR -- 0.0%
Financials -- 0.0%
   Barclays O/S Investment(B)
         5.063%, 05/01/08                       $           160   $          98
   Lloyds TSB Bank
         5.523%, 08/28/08                                 1,600           1,165
Total EuroDollar
   (Cost $1,526) ($ Thousands)                                            1,263
                                                                  --------------
COMMERCIAL PAPER (H) -- 1.1%
   BNP Paribas Finance
         3.032%, 03/13/08                                25,980          25,953
   Merrill Lynch
         3.130%, 03/26/08                                 9,230           9,210
   Rabobank USA Financial
         3.030%, 03/12/08                                25,970          25,946
   UBS Finance
         1.010%, 03/12/08                                 9,885           9,876
                                                                  --------------

Total Commercial Paper (Cost $70,985)
   ($ Thousands)                                                         70,985
                                                                  --------------
CERTIFICATES OF DEPOSIT -- 0.1%
   JPMorgan Chase Bank(B)
         8.750%, 11/28/21                                 2,751           2,723
         7.590%, 03/28/08                                 2,630           2,546
                                                                  --------------

Total Certificates of Deposit (Cost $5,256)
   ($ Thousands)                                                          5,269
                                                                  --------------
CASH EQUIVALENTS -- 17.9%
   Evergreen Institutional Money Market
      Fund,
      3.720%**                                        2,468,086           2,468
   SEI Daily Income Trust, Prime Obligation
      Fund, Cl A,
      3.590%** (J)                                  234,263,780         234,264
   SEI Liquidity Fund, L.P.,
      3.650%** (F) (J)                              889,842,291         889,842
                                                                  --------------

Total Cash Equivalents
   (Cost $1,126,574) ($ Thousands)                                    1,126,574
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount
                                                 ($ Thousands)/    Market Value
Description                                    Shares/Contracts   ($ Thousands)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 1.2%
   Deutsche Bank
      3.000%, dated 02/29/08, to be
      repurchased on 03/03/08, repurchase
      price $74,218,550 (collateralized by
      U.S. Government obligations, ranging in
      par value $23,845,000-$50,000,000,
      4.875%, 02/17/09; with total market
      value $75,684,000)                                 74,200   $      74,200
                                                                  --------------

Total Repurchase Agreement
   (Cost $74,200) ($ Thousands)                                          74,200
                                                                  --------------
Total Investments -- 127.6%
   (Cost $8,030,640)($ Thousands)                                 $   8,051,420
                                                                  ==============
WRITTEN OPTIONS -- (0.1)%
   June 2008 90 Day Euro Call,
      Expires 06/19/08
                                                                           (128)
      Strike Price: $95.875*                                 29
   June 2008 90 Day Euro Put,
      Expires 06/17/08
      Strike Price: $96.25*                                 203              (1)
   June 2008 90 Day Euro Put,
      Expires 06/19/08
      Strike Price: $95.875*                                216              (1)
   June 2008 U.S. Ten Year Treasury Call,
      Expires 05/27/08
      Strike Price: $119*                                   190            (246)
   June 2008 U.S. Ten Year Treasury Call,
      Expires 05/27/08
      Strike Price: $118*                                    95            (159)
   June 2008 U.S. Ten Year Treasury Call,
      Expires 05/27/08
      Strike Price: $117*                                   155            (334)
   March 2008 90 Day Euro Call,
      Expires 03/17/08
      Strike Price: $95.5*                                  111            (469)
   March 2008 90 Day Euro Call,
      Expires 03/17/08
      Strike Price: $96*                                    277            (824)
   March 2008 90 Day Euro Call,
      Expires 03/18/08
      Strike Price: $95.375*                                 56            (254)
   March 2008 90 Day Euro Call,
      Expires 03/18/08
      Strike Price: $96.5*                                  202            (348)
   March 2008 90 Day Euro Put,
      Expires 03/17/08
      Strike Price: $96.5*                                  429              (3)
   March 2008 90 Day Euro Put,
      Expires 03/17/08
      Strike Price: $97.125*                                215             (32)
   March 2008 90 Day Euro Put,
      Expires 03/17/08
      Strike Price: $97*                                    171              (9)
   March 2008 90 Day Euro Put,
      Expires 03/17/08
      Strike Price: $96*                                    449              (3)


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Contracts   ($ Thousands)
--------------------------------------------------------------------------------

   March 2008 90 Day Euro Put,
      Expires 03/18/08
      Strike Price: $97.75*                                 203   $        (252)
   March 2008 90 Day Euro Put,
      Expires 03/18/08
      Strike Price: $113*                                   146             (84)
   March 2008 90 Day Euro Put,
      Expires 03/18/08
      Strike Price: $110*                                   190             (39)
                                                                  --------------
Total Written Options (Premiums
   Received $(1,569)) ($ Thousands)                                      (3,186)
                                                                  --------------
WRITTEN SWAPTIONS -- (0.1)%
   U.S. Swaption Call, Barclays*                        (52,000)         (2,904)
   U.S. Swaption Call, Merrill Lynch*                   (57,800)         (2,658)
                                                                  --------------
Total Written Swaptions (Premiums
   Received $(2,076)) ($ Thousands)                                      (5,562)
                                                                  --------------

A summary of the open futures contracts held by the Fund at February 29, 2008, is as follows:
--------------------------------------------------------------------------------
                                                                  UNREALIZED
                                                                 APPRECIATION
         TYPE OF                       NUMBER OF   EXPIRATION    (DEPRECIATION)
        CONTRACT                       CONTRACTS      DATE       ($ THOUSANDS)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3-Month Euro Euribor                         260     Jun-2008   $           266
90-Day Euro$                                 101     Dec-2008               354
90-Day Euro$                               1,197     Sep-2008             1,624
90-Day Euro$                                (588)    Sep-2009              (503)
90-Day Euro$                               1,288     Jun-2008             7,235
90-Day Euro$                               1,025     Mar-2008             5,629
Euro-Bond                                    510     Mar-2008             1,301
U.S. 10 Year Treasury Note                (1,001)    Jun-2008            (2,309)
U.S. 10 Year Treasury Note                  (394)    Mar-2008            (1,340)
U.S. 2 Year Treasury Note                    895     Jul-2008             1,146
U.S. 5 Year Treasury Note                  3,119     Jun-2008             5,500
U.S. Long Treasury Bond                     (115)    Jun-2008             (228)
                                                                $        18,675
                                                                ================

A summary of the outstanding forward foreign currency contracts held by the Fund at February 29, 2008, is as follows:
--------------------------------------------------------------------------------
                                                                   UNREALIZED
                      CURRENCY TO           CURRENCY TO           APPRECIATION
                        DELIVER               RECEIVE            (DEPRECIATION)
MATURITY              (THOUSANDS)           (THOUSANDS)           ($ THOUSANDS)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5/7/08                EUR  25,929         USD     38,183                 (1,081)
5/7/08                GBP   9,109         USD     17,993                    (35)
5/7/08                USD  21,857         JPY  2,316,816                    495
                                                                $          (621)
                                                                ================

A summary of outstanding swap agreements held by the Fund at February 29, 2008, is as follows:
--------------------------------------------------------------------------------
                               Interest Rate Swaps
--------------------------------------------------------------------------------

                                                                                 Net Unrealized
                                                                    Notional      Appreciation
                                                     Expiration      Amount      (Depreciation)
Description                                             Date      (Thousands)    ($ Thousands)

------------------------------------------------------------------------------------------------
Fund receives a floating rate based on the 3
   Month LIBOR and pays a fixed rate of
   4.27% (Counterparty: Citigroup)                     01/23/18        19,207    $          (86)
Fund receives a fixed rate of 7.16% and pays a
   floating rate based on the 3 Month LIBOR
   (Counterparty: Lehman Brothers)                     05/25/22         6,000                21

------------------------------------------------------------------------------------------------
                                                                                 Net Unrealized
                                                                    Notional      Appreciation
                                                     Expiration      Amount      (Depreciation)
Description                                             Date      (Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------
Fund receives a fixed rate of 7.88% and pays a
   floating rate based on the 3 Month LIBOR
   (Counterparty: Lehman Brothers)                     06/04/22         4,170    $          110

Fund receives a fixed rate of 4.1475% and pays
   a floating rate based on the 3 Month
   LIBOR. (Counterparty: Merrill Lynch)                11/23/09        10,500               409

Fund receives a fixed rate of 4.39% and pays a
   floating rate based on the 3 Month
   LIBOR. (counter party: JPMorgan Chase)              11/15/09        10,420               457

Fund receives a fixed rate of 4.8575% and pays
   a floating rate based on the 3 Month
   LIBOR. (Counterparty: Citigroup)                    11/15/09         5,820               308

Fund receives a fixed rate of 4.8125% and pays
   a floating rate based on the 3 Month
   LIBOR. (Counterparty: Merrill Lynch)                11/15/09         5,850               305

Fund receives a fixed rate of 5.043% and pays a
   floating rate based on the 3 Month
   LIBOR. (Counterparty: Merrill Lynch)                11/30/09         4,060               229

Fund receives a fixed rate of 5.135% and pays a
   floating rate based on the 3 Month LIBOR
   (Counterparty: Lehman Brothers)                     11/30/09         4,050               235

Fund receives a fixed rate of 3.70058% and
   pays a floating rate based on the 3 Month
   LIBOR. (Counterparty: Merrill Lynch)                02/22/13        13,162               207

Fund receives a fixed rate of 4.40% and pays a
   floating rate based on the 3 Month
   LIBOR. (Counterparty: Deutsche Bank)                05/31/12        13,126               618

Fund pays a fixed rate of 4.65% and receives
   floating rate based on the 5 year Swaption
   Straddle (Counterparty: Lehman Brothers)            05/18/17        12,000               644

Fund pays a fixed rate of 4.52375% and
   receives floating rate based on the 5 year
   Swaption Straddle (Counterparty: Lehman
   Brothers)                                           05/24/17         6,830               440

Fund pays a fixed rate of 5.03% and receives
   floating rate based on the 5 year Swaption
   Straddle (Counterparty: Merrill Lynch)              10/16/17         3,060                78

Fund pays a fixed rate of 5.05% and receives
   floating rate based on the 5 year Swaption
   Straddle (Counterparty: Lehman Brothers)            10/16/17         3,060                60

Fund pays a fixed rate of 5.00% and receives
   floating rate based on the 5 year Swaption
   Straddle (Counterparty: Merrill Lynch)              10/18/17         3,060                73
                                                                                 ---------------
                                                                                          4,108
                                                                                 ---------------

------------------------------------------------------------------------------------------------
                                      Credit Default Swaps
------------------------------------------------------------------------------------------------

Fund pays monthly payment of 0.037% (0.44%
   per annum) times the notional amount of
   the ABX.HE.A 06-2 Index. Upon a
   defined credit event, Fund receives the
   notional amount and delivers the defined
   deliverable obligation. (Counterparty:
   Lehman Brothers)                                    05/25/46         1,970    $          832

Fund pays monthly payment of 0.037% (0.44%
   per annum) times the notional amount of
   the ABX.HE.A 06-2 Index. Upon a
   defined credit event, Fund receives the
   notional amount and delivers the defined
   deliverable obligation. (Counterparty:
   Citigroup)                                          05/25/46         3,900             1,334

Fund receives monthly payment of 0.308%
   (3.69% per annum) times the notional
   amount of the ABX.HE.A 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Lehman Brothers)                     01/25/38         1,970              (719)

Fund receives monthly payment of 0.308%
   (3.69% per annum) times the notional
   amount of the ABX.HE.A 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Citigroup)                           01/25/38         3,900            (1,182)


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

------------------------------------------------------------------------------------------------
                                                                                 Net Unrealized
                                                                    Notional      Appreciation
                                                     Expiration      Amount      (Depreciation)
Description                                             Date      (Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.013%
   (0.15% per annum) times the notional
   amount of the ABX.HE.AA 07-1
   Index. Upon a defined credit event, Fund
   pays the notional amount and takes
   receipt of the defined deliverable
   obligation. (Counterparty: Citigroup)               08/25/37         1,300    $         (703)

Fund receives monthly payment of 0.013%
   (0.15% per annum) times the notional
   amount of the ABX.HE.AA 07-1
   Index. Upon a defined credit event, Fund
   pays the notional amount and takes
   receipt of the defined deliverable
   obligation. (Counterparty: Citigroup)               08/25/37         1,300              (644)

Fund receives monthly payment of 0.013%
   (0.15% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Citigroup)                           08/25/37         1,300              (620)

Fund receives monthly payment of 0.013%
   (0.15% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Lehman brothers)                     08/25/37         6,505            (2,763)

Fund receives monthly payment of 0.013%
   (0.15% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Citigroup)                           08/25/37         2,650            (1,186)

Fund receives monthly payment of 0.013%
   (0.15% per annum) times the notional
   amount of the ABX.HE.AA 07-1
   Index. Upon a defined credit event, Fund
   pays the notional amount and takes
   receipt of the defined deliverable
   obligation. (Counterparty: Barclays)                08/25/37           800              (392)

Fund receives monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2
   Index. Upon a defined credit event, Fund
   pays the notional amount and takes
   receipt of the defined deliverable
   obligation. (Counterparty: JPMorgan
   Chase)                                              01/25/38         1,300              (676)

Fund receives monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Lehman Brothers)                     01/25/38         1,975              (257)

Fund receives monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2
   Index. Upon a defined credit event, Fund
   pays the notional amount and takes
   receipt of the defined deliverable
   obligation. (Counterparty: JPMorgan
   Chase)                                              01/25/38         2,600            (1,378)

Fund receives monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Citigroup)                           01/25/38         1,300              (691)

Fund receives monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty Citigroup)                            01/25/38         7,080            (3,614)

------------------------------------------------------------------------------------------------
                                                                                 Net Unrealized
                                                                    Notional      Appreciation
                                                     Expiration      Amount      (Depreciation)
Description                                             Date      (Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2
   Index.Upon a defined credit event, Fund
   pays the notional amount and takes
   receipt of the defined deliverable
   obligation. (Counterparty: Citigroup)               01/25/38         1,700    $       (1,133)

Fund receives monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2
   Index. Upon a defined credit event, Fund
   pays the notional amount and takes
   receipt of the defined deliverable
   obligation. (Counterparty: Citigroup)               01/25/38         2,440            (1,171)

Fund receives monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Lehman Brothers)                     01/25/38         3,000              (338)

Fund receives monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Lehman Brothers)                     01/25/38         1,975              (363)

Fund receives monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: JPMorgan Chase)                      01/25/38         4,550            (2,260)

Fund receives monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Lehman Brothers)                     01/25/38         1,975              (356)

Fund receives monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2
   Index. Upon a defined credit event, Fund
   pays the notional amount and takes
   receipt of the defined deliverable
   obligation. (Counterparty: Citigroup)               01/25/38         1,355              (854)

Fund receives monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Citigroup)                           01/25/38         1,950            (1,112)

Fund receives monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Lehman Brothers)                     01/25/38         1,975              (477)

Fund receives monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-
   2 Index. Upon a defined credit event,
   Fund pays the notional amount and takes
   receipt of the defined deliverable
   obligation. (Counterparty: Citigroup)               01/25/38         4,720            (2,934)

Fund receives monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2
   Index. Upon a defined credit event, Fund
   pays the notional amount and takes
   receipt of the defined deliverable
   obligation. (Counterparty: Citigroup)               01/25/38         1,900            (1,246)


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 29, 2008

------------------------------------------------------------------------------------------------
                                                                                 Net Unrealized
                                                                   Notional       Appreciation
                                                     Expiration     Amount       (Depreciation)
Description                                             Date      (Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.008%
   (0.09% per annum) times the notional
   amount of the ABX.HE.AAA 07-1
   Index. Upon a defined credit event, Fund
   pays the notional amount and takes
   receipt of the defined deliverable
   obligation. (Counterparty: Citigroup)               08/25/37         3,545    $         (711)

Fund receives monthly payment of 0.008%
   (0.09% per annum) times the notional
   amount of the ABX.HE.AAA 07-1 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Lehman Brothers)                     08/25/37           170               (19)

Fund receives monthly payment of 0.008%
   (0.09% per annum) times the notional
   amount of the ABX.HE.AAA 07-1
   Index. Upon a defined credit event, Fund
   pays the notional amount and takes
   receipt of the defined deliverable
   obligation. (Counterparty: Barclays)                08/25/37         4,680              (953)

Fund receives monthly payment of 0.417%
   (5.00% per annum) times the notional
   amount of the ABX.HE.BBB 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Lehman Brothers)                     01/25/38         2,210              (437)

Fund receives monthly payment of 0.417%
   (5.00% per annum) times the notional
   amount of the ABX.HE.BBB 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Lehman Brothers)                     01/25/38         7,805            (1,470)

Fund receives monthly payment of 0.417%
   (5.00% per annum) times the notional
   amount of the ABX.HE.BBB 07-2
   Index. Upon a defined credit event, Fund
   pays the notional amount and takes
   receipt of the defined deliverable
   obligation. (Counterparty: Lehman
   Brothers)                                           01/25/38         9,400            (2,587)

Fund receives monthly payment of 0.417%
   (5.00% per annum) times the notional
   amount of the ABX.HE.BBB 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Citigroup)                           01/25/38         2,350              (638)

Fund receives monthly payment of 0.009%
   (0.11% per annum) times the notional
   amount of the ABX.HE.AAA 06-2
   Index. Upon a defined credit event, Fund
   pays the notional amount and takes
   receipt of the defined deliverable
   obligation. (Counterparty: Deutsche Bank)           05/25/46         4,100            (1,462)

Fund receives monthly payment of 0.068%
   (0.27% per annum) times the notional
   amount of the Conocophillips 4.75%
   10/15/12. Upon a defined credit event,
   Fund pays the notional amount and takes
   receipt of the defined deliverable
   obligation. (Counterparty: Morgan
   Stanley)                                            09/20/12         1,620               (24)

Fund pays quarterly payment of 0.1875%
   (0.75% per annum) times notional
   amount of Ambac Monoline AAA,
   12/20/12. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                      12/20/12         4,000                70

Fund pays quarterly payment of 0.6875%
   (2.75% per annum) times notional
   amount of Ambac Monoline AAA,
   03/20/13. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: Citigroup)                           03/20/13         1,050                98

------------------------------------------------------------------------------------------------
                                                                                 Net Unrealized
                                                                    Notional      Appreciation
                                                     Expiration      Amount      (Depreciation)
Description                                             Date      (Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.725% (2.90%
   per annum) times notional amount of
   Ambac Monoline AAA, 03/20/13. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: UBS)                     03/20/13           525    $           46

Fund pays quarterly payment of 0.8375%
   (3.35% per annum) times notional
   amount of Ambac Monoline AAA,
   03/20/13. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: Deutsche Bank)                       03/20/18           525                37

Fund pays quarterly payment of 0.89% (3.56%
   per annum) times notional amount of
   CTX, 5.25% 06/15/15. Upon a defined
   credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)           12/20/12         1,970               308

Fund pays quarterly payment of 0.9125%
   (3.65% per annum) times notional
   amount of CTX, 5.25% 06/15/15. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)           12/20/12         1,375               214

Fund pays quarterly payment of 0.1875%
   (0.75% per annum) times notional
   amount of Goldman Sachs, 6.6%
   01/15/12. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: Barclays)                            12/20/12           300                19

Fund pays quarterly payment of 0.1875%
   (0.74% per annum) times notional
   amount of Goldman Sachs, 6.6%
   01/15/12. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: Deutsche Bank)                       12/20/12         8,725               557

Fund pays quarterly payment of 0.29% (1.16%
   per annum) times notional amount of
   Lehman Brothers, 6.625% 01/18/12.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   JPMorgan Chase)                                     12/20/14        13,200             1,262

Fund pays quarterly payment of 0.2275%
   (0.91% per annum) times notional
   amount of Morgan Stanley, 6.6%
   04/01/12. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                      12/20/12         8,500               660

Fund pays quarterly payment of 0.97% (3.88%
   per annum) times notional amount of
   PHM, 5.25% 01/15/14. Upon a defined
   credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Citigroup)               12/20/12         3,050               364

Fund pays quarterly payment of 0.9775%
   (3.91% per annum) times notional
   amount of PHM, 5.25% 01/15/14. Upon
   a defined credit event, Fund will receive
   the notional amount and deliver the
   defined obligation. (Counterparty:
   Citigroup)                                          12/20/12         1,600               191

Fund pays quarterly payment of 0.7075%
   (2.83% per annum) times notional
   amount of TOL, 6.875% 11/15/12. Upon
   a defined credit event, Fund will receive
   the notional amount and deliver the
   defined obligation. (Counterparty:
   Citigroup)                                          12/20/12         1,400               121

Fund pays quarterly payment of 0.695% (2.78%
   per annum) times notional amount of
   TOL, 6.875% 11/15/12. Upon a defined
   credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)           12/20/12         3,300               288


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

------------------------------------------------------------------------------------------------
                                                                                 Net Unrealized
                                                                    Notional      Appreciation
                                                     Expiration      Amount      (Depreciation)
Description                                             Date      (Thousands)     ($ Thousands)
------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.7075%
   (2.83% per annum) times notional
   amount of TOL, 6.875% 11/15/12. Upon
   a defined credit event, Fund will receive
   the notional amount and deliver the
   defined obligation. (Counterparty: Merrill
   Lynch)                                              12/20/12         2,000    $          173

Fund receives monthly payment of 0.029%
   (0.35% per annum) times notional
   amount of CMBX-NA-AAA 4. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Citigroup)               02/17/51         5,000             1,303

Fund pays quarterly payment of 0.1525%
   (0.61% per annum) times notional
   amount of Ambac Assurance, 12/20/17.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   HSBC Securities)                                    12/20/17         4,500               503

Fund pays quarterly payment of 0.275% (1.1%
   per annum) times notional amount of
   Ambac Assurance, 12/20/12. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Lehman
   Brothers)                                           12/20/12         5,000               380

Fund pays quarterly payment of 0.1275%
   (0.51% per annum) times notional
   amount of Ambac Assurance, 12/20/17.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   Citigroup)                                          12/20/17         3,200               174

Fund pays quarterly payment of 0.175% (0.70%
   per annum) times notional amount of
   Ambac Assurance, 12/20/17. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Citigroup)               12/20/17         3,200               273

Fund pays quarterly payment of 0.16% (0.64%
   per annum) times notional amount of
   Ambac Assurance, 12/20/12. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Goldman
   Sachs)                                              12/20/12         5,000               310
                                                                                 ---------------
                                                                                        (25,853)
                                                                                 ---------------

      Percentages are based on a Net Assets of $6,310,755 ($ Thousands)

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of February 29, 2008

(A) This security or a partial position of this security is on loan at February 29, 2008. The total value of securities on loan at February 29, 2008 was $867,328 ($ Thousands).

(B) Variable Rate Security - The rate reported is the rate in effect as of February 29, 2008. The date reported is the next reset date.

(C) Zero coupon security. The rate reported is the effective yield at time of purchase.

(D) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(E) Securities considered illiquid. The total value of such securities as of February 29, 2008 was $501 ($ Thousands) and represented 0.01%of Net Assets.

(F) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2008 was $905,074 ($ Thousands)

(G) All or a portion of this security has been pledged as collateral for open futures contracts.

(H)   The rate reported is the effective yield at time of purchase.

(I) Step Bonds - The rate reflected is the effective yield on February 29, 2008. The coupon on a step bond changes on a specified date.

(J)   Investment in Affiliated Security.

(K) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.

+++   Real Estate Investment Trust

+ At February 29, 2008, the tax basis cost of the Fund's investments was $8,030,640 ($ Thousands), and the unrealized appreciation and depreciation were $143,667 ($ Thousands) and $(122,887)($ Thousands) respectively.

      For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ABS -- Asset-Based Security
ARM -- Adjustable Rate Mortgage
CDO -- Collateralized Debt Obligation
Cl -- Class
CMO -- Collateralized Mortgage Obligation
EUR -- Euro
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
GNMA -- Government National Mortgage Association
IO -- Interest Only
JPY -- Japanese Yen
LLC -- Limited Liability Company
L.P. -- Limited Partnership
MTN -- Medium Term Note
PLC -- Public Limited Company
RB -- Revenue Bond
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
TIPS --  Treasury Inflation Protected Security
USD -- U.S. Dollar

Amounts designated as "--" are $0 or have been rounded to $0


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS -- 79.0%
CONSUMER DISCRETIONARY -- 23.2%
   Adelphia Communications (escrow
     security)(A)
       10.250%, 06/15/11                           $        125   $          10
       7.875%, 05/01/09                                      75               5
       7.750%, 01/15/09                                     250              18
   Adelphia Communications, Ser B PIK
     (escrow security)(A)
       9.500%, 02/15/04                                      25               2
   American Greetings
       7.375%, 06/01/16                                     800             790
   Amscan Holdings
       8.750%, 05/01/14                                   1,575           1,370
   ARAMARK
       8.500%, 02/01/15                                   1,145           1,128
   Aramark Services(B)
       8.411%, 05/22/08                                     325             284
   ArvinMeritor(C)
       8.750%, 03/01/12                                   2,450           2,230
   Asbury Automotive Group
       7.625%, 03/15/17                                     225             178
   Ashtead Holdings PLC(C) (D)
       8.625%, 08/01/15                                     570             465
   AutoNation(B)
       6.258%, 04/15/08                                     680             558
   Avis Budget Car Rental LLC(B)
       7.750%, 05/15/16                                     450             376
       7.369%, 05/15/08                                     615             495
   Bausch & Lomb Optical Supplies(D)
       9.875%, 11/01/15                                     550             558
   Beazer Homes USA(C)
       8.625%, 05/15/11                                     275             214
       6.875%, 07/15/15                                     725             522
       6.500%, 11/15/13                                   1,300             935
   Blockbuster(C)
       9.000%, 09/01/12                                   1,000             810
   Bonten Media Acquisition PIK(D)
       9.000%, 06/01/15                                   1,400           1,024
   Boyd Gaming
       7.125%, 02/01/16                                   3,400           2,771
       6.750%, 04/15/14                                   1,600           1,320
   Broder Brothers, Ser B(C)
       11.250%, 10/15/10                                  1,200             840
   Brookstone(C)
       12.000%, 10/15/12                                  1,135           1,056
   Brown Shoe
       8.750%, 05/01/12                                   1,025           1,025
   Cablevision Systems, Ser B(B) (C)
       9.644%, 04/03/08                                   1,238           1,238
       8.000%, 04/15/12                                   2,690           2,589
   Caesars Entertainment(C)
       7.875%, 03/15/10                                   3,825           3,576
   Carrols
       9.000%, 01/15/13                                   1,375           1,251
   CCH I Holdings LLC(C)
       11.750%, 05/15/14                                    150              77
   CCH I LLC(C)
       11.000%, 10/01/15                                  7,182           4,989
   CCH II LLC
       10.250%, 09/15/10                                  4,195           3,838

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   CCH II LLC, Ser B
       10.250%, 09/15/10                           $        225   $         204
   CCO Holdings LLC(C)
       8.750%, 11/15/13                                   3,045           2,672
   Charter Communications Holdings
     LLC(D)
       8.000%, 04/30/12                                     175             163
   Choctaw Resort Development Entity(D)
       7.250%, 11/15/19                                     962             878
   Cinemark(E)
       9.750%, 03/15/09                                     425             387
   Claire's Stores(C) (D)
       10.500%, 06/01/17                                  5,850           2,823
       9.625%, 06/01/15                                   2,765           1,631
       9.250%, 06/01/15                                     825              --
   Community Health Systems
       8.875%, 07/15/15                                   6,160           6,045
   Cooper-Standard Automotive
       8.375%, 12/15/14                                   1,400           1,050
   Couche-Tard US
       7.500%, 12/15/13                                   2,283           2,272
   CSC Holdings
       7.625%, 07/15/18                                     510             467
       7.250%, 07/15/08                                     225             226
   CSC Holdings, Ser B
       8.125%, 08/15/09                                     275             280
   Dana Holding (escrow security)(A)
       7.000%, 03/01/29                                   1,100              66
       7.000%, 03/15/28                                     200              12
       6.500%, 03/01/09                                     175              11
       6.500%, 03/15/08                                     100               6
   Delphi(A) (C)
       7.125%, 05/01/29                                     925             352
       6.550%, 06/15/06                                      75              28
       6.500%, 05/01/09                                   2,425             897
   Dex Media(E)
       9.000%, 11/15/13                                   4,260           3,067
       8.000%, 11/15/13                                     800             568
   Dex Media West, Ser B
       9.875%, 08/15/13                                   4,760           3,998
       8.500%, 08/15/10                                     850             796
   DirecTV Holdings
       8.375%, 03/15/13                                   2,306           2,375
       6.375%, 06/15/15                                   5,640           5,230
   DR Horton
       6.500%, 04/15/16                                     325             286
       5.625%, 01/15/16                                     600             509
   Easton-Bell Sports
       8.375%, 10/01/12                                   2,040           1,652
   Echostar DBS
       7.125%, 02/01/16                                   2,690           2,643
       7.000%, 10/01/13                                   1,770           1,743
       6.625%, 10/01/14                                   2,170           2,089
       5.750%, 10/01/08                                   1,825           1,823
   El Dorado Casino Shreveport PIK
       10.000%, 08/01/12                                  1,102           1,091
   Eye Care Centers of America
       10.750%, 02/15/15                                    600             632
   Federal Mogul (escrow security)(A) (C)
       7.700%, 01/15/09                                     200              --
       7.750%, 07/01/06                                     975              --


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

       7.375%, 01/15/06                            $        275   $          --
   Fontainebleau Las Vegas(C) (D)
       10.250%, 06/15/15                                  5,350           3,852
   Ford Motor(C)
       8.900%, 01/15/32                                     850             646
       8.875%, 01/15/22                                      50              38
       6.500%, 08/01/18                                   2,395           1,700
   General Motors(C)
       8.375%, 07/15/33                                   7,174           5,489
       8.250%, 07/15/23                                   3,990           3,017
       7.700%, 04/15/16                                   1,851           1,472
       7.125%, 07/15/13                                   2,025           1,701
   General Motors Nova Scotia Finance
       6.850%, 10/15/08                                   3,250           3,226
   General Nutrition Centers PIK(B)
       10.009%, 03/15/14                                    550             439
   Goodyear Tire & Rubber
       9.000%, 07/01/15                                      21              22
       8.625%, 12/01/11                                     831             864
       7.857%, 08/15/11                                     975             987
   Great Canadian Gaming(D)
       7.250%, 02/15/15                                     275             260
   Group 1 Automotive
       8.250%, 08/15/13                                     475             451
   GSC Holdings
       8.000%, 10/01/12                                   1,000           1,054
   Hanesbrands, Ser B(B)
       8.204%, 06/15/08                                   3,810           3,353
   Harrah's Operating(D)
       10.750%, 02/01/16                                    225             197
       8.000%, 02/01/11                                     625             527
       5.500%, 07/01/10                                     100              88
   HCA
       9.250%, 11/15/16                                  10,858          11,128
       9.125%, 11/15/14                                     802             818
   HCA PIK
       9.625%, 11/15/16                                   7,895           8,151
   Herbst Gaming
       8.125%, 06/01/12                                     875             206
       7.000%, 11/15/14                                   1,025             251
   Hertz(C)
       10.500%, 01/01/16                                  2,575           2,446
       8.875%, 01/01/14                                   2,317           2,207
   Idearc
       8.000%, 11/15/16                                   1,680             991
   Indianapolis Downs(C) (D)
       11.000%, 11/01/12                                    900             810
   Inn of the Mountain Gods
       12.000%, 11/15/10                                    225             222
   Isle of Capri Casinos(C)
       7.000%, 03/01/14                                   1,775           1,211
   Jarden
       7.500%, 05/01/17                                   5,165           4,525
   Jo-Ann Stores
       7.500%, 03/01/12                                     350             305
   K Hovnanian Enterprises
       6.500%, 01/15/14                                     650             442
       6.375%, 12/15/14                                     285             194
       6.250%, 01/15/15                                     400             274
   Lamar Media(C)
       7.250%, 01/01/13                                     900             871

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

       6.625%, 08/15/15                            $      3,875   $       3,565
   Lamar Media, Ser B
       6.625%, 08/15/15                                     350             322
   LBI Media(E)
       11.000%, 10/15/08                                    625             506
   Leslie's Poolmart
       7.750%, 02/01/13                                     525             480
   LIN Television(C)
       6.500%, 05/15/13                                   3,700           3,349
   LIN Television, Ser B
       6.500%, 05/15/13                                   1,250           1,131
   Majestic Star Casino LLC
       9.500%, 10/15/10                                   1,700           1,496
   Majestic Star II LLC
       9.750%, 01/15/11                                     600             342
   Mandalay Resort Group
       9.375%, 02/15/10                                     525             539
   Mashantucket Western Pequot Tribe(D)
       8.500%, 11/15/15                                      75              67
   Mediacom Broadband LLC
       8.500%, 10/15/15                                   2,950           2,331
   Mediacom LLC
       9.500%, 01/15/13                                   2,388           2,090
   MediMedia USA(D)
       11.375%, 11/15/14                                    725             747
   MGM Mirage
       8.375%, 02/01/11                                   1,275           1,281
       7.500%, 06/01/16                                   4,520           4,203
       6.875%, 04/01/16                                   2,020           1,818
       6.750%, 09/01/12                                   1,800           1,692
       6.750%, 04/01/13                                   1,600           1,504
       5.875%, 02/27/14                                   3,085           2,715
   Michaels Stores(C)
       11.375%, 11/01/16                                  2,450           2,027
       10.000%, 11/01/14                                    425             371
   Mobile Services Group
       9.750%, 08/01/14                                     425             397
   Mohegan Tribal Gaming(C)
       7.125%, 08/15/14                                     525             449
       6.875%, 02/15/15                                   1,300           1,095
       6.125%, 02/15/13                                     325             294
   Neff(C)
       10.000%, 06/01/15                                  1,225             564
   Neiman-Marcus Group(C)
       10.375%, 10/15/15                                    911             908
   Neiman-Marcus Group PIK
       9.000%, 10/15/15                                   2,500           2,488
   Nexstar Finance
       7.000%, 01/15/14                                   3,600           3,267
   Nexstar Holdings LLC(E)
       11.375%, 04/01/08                                    585             569
   NPC International
       9.500%, 05/01/14                                     175             152
   Outback Steakhouse(D)
       10.000%, 06/15/15                                  2,700           1,647
   Penhall International(D)
       12.000%, 08/01/14                                    750             630
   Penn National Gaming
       6.750%, 03/01/15                                   2,065           1,941
   Penske Auto Group
       7.750%, 12/15/16                                   1,700           1,454


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Perry Ellis International, Ser B
       8.875%, 09/15/13                            $      1,544   $       1,467
   Phillips-Van Heusen
       8.125%, 05/01/13                                     475             482
   Pokagon Gaming Authority(D)
       10.375%, 06/15/14                                    536             557
   Quebecor Media(D)
       7.750%, 03/15/16                                   6,215           5,702
   ReAble Therapeutics Finance LLC(C)
     (D)
       10.875%, 11/15/14                                  1,150           1,087
   Rent-A-Center, Ser B(C)
       7.500%, 05/01/10                                   3,225           3,014
   RH Donnelley(D)
       8.875%, 10/15/17                                   8,240           4,819
       6.875%, 01/15/13                                     350             207
   RH Donnelley, Ser A-1
       6.875%, 01/15/13                                   1,850           1,092
   RH Donnelley, Ser A-2(C)
       6.875%, 01/15/13                                   2,835           1,673
   RH Donnelley, Ser A-3
       8.875%, 01/15/16                                     825             491
   RJ Tower(A) (C)
       12.000%, 06/01/13                                    417               8
   RSC Equipment Rental
       9.500%, 12/01/14                                   3,785           3,094
   Sally Holdings LLC(C)
       10.500%, 11/15/16                                  1,080             983
       9.250%, 11/15/14                                   2,880           2,786
   Sbarro(C)
       10.375%, 02/01/15                                    200             164
   Sealy Mattress(C)
       8.250%, 06/15/14                                   4,545           4,136
   Service
       7.375%, 10/01/14                                   1,555           1,586
       7.000%, 06/15/17                                     975             968
       6.750%, 04/01/15                                   1,765           1,770
   Service International
       7.625%, 10/01/18                                     827             854
       6.750%, 04/01/16                                   1,725           1,716
   SGS International
       12.000%, 12/15/13                                  1,650           1,543
   Shingle Springs Tribal Group(D)
       9.375%, 06/15/15                                     600             534
   Simmons(C)
       10.000%, 12/15/14                                  5,185           3,461
       7.875%, 01/15/14                                   1,200             966
   Sinclair Broadcast Group(D) (E)
       2.000%, 07/15/18                                     400             370
   Six Flags(C)
       9.625%, 06/01/14                                   1,250             775
   Sonic Automotive, Ser B
       8.625%, 08/15/13                                   2,580           2,403
   Stanadyne Holdings(E)
       12.000%, 08/15/09                                  1,500           1,020
   Stanadyne, Ser 1
       10.000%, 08/15/14                                    475             432
   Standard-Pacific(C)
       7.750%, 03/15/13                                     650             475
       7.000%, 08/15/15                                     825             588

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Station Casinos(C)
       6.875%, 03/01/16                            $      3,455   $       2,177
       6.625%, 03/15/18                                   2,815           1,724
   Steinway Musical Instruments(D)
       7.000%, 03/01/14                                   5,330           4,690
   Stewart Enterprises
       6.250%, 02/15/13                                   1,215           1,139
   Sun Media
       7.625%, 02/15/13                                   2,065           1,982
   Tenneco(C)
       8.625%, 11/15/14                                   4,494           4,404
   Town Sports International(E)
       11.000%, 02/01/14                                  1,454           1,338
   Travelport LLC(B) (C)
       11.875%, 09/01/16                                  5,185           4,381
       9.875%, 09/01/14                                     415             365
       9.749%, 09/01/14                                   2,044           1,635
   TRW Automotive(D)
       7.250%, 03/15/17                                   5,480           4,987
       7.000%, 03/15/14                                   3,025           2,791
   United Components
       9.375%, 06/15/13                                   1,460           1,329
   United Rentals North America
       7.000%, 02/15/14                                   1,400           1,120
       6.500%, 02/15/12                                   3,250           2,941
   Universal City Florida Holding(B)
       9.661%, 05/01/08                                   2,823           2,714
   Univision Communications PIK(C) (D)
       9.750%, 03/15/15                                   5,100           3,519
   Vail Resorts
       6.750%, 02/15/14                                   3,080           2,976
   Vicorp Restaurants
       10.500%, 04/15/11                                    650             167
   Videotron
       6.875%, 01/15/14                                   4,120           3,996
   Visant Holding(E)
       10.250%, 12/01/13                                  5,460           4,995
       8.750%, 12/01/13                                   1,775           1,682
   Visteon(C)
       8.250%, 08/01/10                                   1,375           1,145
       7.000%, 03/10/14                                     465             302
   WMG Acquisition
       7.375%, 04/15/14                                   3,100           2,449
   Wynn Las Vegas LLC(C)
       6.625%, 12/01/14                                   4,014           3,853
                                                                  --------------
                                                                        314,404
                                                                  --------------
CONSUMER STAPLES -- 2.9%
   B&G Foods
       8.000%, 10/01/11                                     500             480
   Constellation Brands
       8.375%, 12/15/14                                   2,955           3,021
       7.250%, 09/01/16                                   6,350           6,144
       7.250%, 05/15/17                                   3,150           3,032
   Dean Foods
       7.000%, 06/01/16                                     550             481
   Del Monte
       6.750%, 02/15/15                                   2,615           2,484
   Dole Food
       7.250%, 06/15/10                                   1,275           1,046
   Education Management LLC
       8.750%, 06/01/14                                      75              66


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Elizabeth Arden(C)
       7.750%, 01/15/14                            $      1,425   $       1,368
   Fleming(A)
       10.125%, 04/01/08                                    956              29
       9.250%, 06/15/10                                     183               5
   FMC Finance III
       6.875%, 07/15/17                                   1,910           1,915
   Merisant
       9.500%, 07/15/13                                   2,000           1,360
   Merisant Worldwide(E)
       8.171%, 05/15/14                                   1,100             363
   Michael Foods
       8.000%, 11/15/13                                   3,150           3,033
   National Beef Packing
       10.500%, 08/01/11                                  1,213           1,067
   NBTY
       7.125%, 10/01/15                                   2,462           2,339
   Pantry
       7.750%, 02/15/14                                   1,875           1,669
   Quebecor World Capital(A) (C)
       6.125%, 11/15/13                                   1,050             462
   Rite Aid(C) (D)
       9.500%, 06/15/17                                   4,615           3,530
       9.375%, 12/15/11                                     350             271
       9.250%, 06/01/13                                   1,000             818
       8.625%, 03/01/15                                     850             646
       7.700%, 02/15/27                                     150              84
       7.500%, 01/15/15                                      25              22
       6.875%, 12/15/28                                     350             182
       6.875%, 08/15/13                                     100              65
       6.125%, 12/15/08                                     175             165
   Spectrum Brands(C)
       7.375%, 02/01/15                                   1,960           1,279
   SuperValu
       7.500%, 11/15/14                                   1,400           1,390
   United Rentals North America
       7.750%, 11/15/13                                     225             183
   Universal Hospital Services(B)
       8.500%, 06/01/15                                     275             274
       8.288%, 06/01/08                                     200             188
                                                                  --------------
                                                                         39,461
                                                                  --------------
ENERGY -- 8.9%
   Allis-Chalmers Energy
       9.000%, 01/15/14                                   5,563           5,090
   Atlas Pipeline Partners
       8.125%, 12/15/15                                     350             345
   Aventine Renewable Energy(C)
       10.000%, 04/01/17                                  1,650           1,229
   Baytex Energy
       9.625%, 07/15/10                                     525             529
   Brigham Exploration
       9.625%, 05/01/14                                   1,000             870
   Chaparral Energy(D)
       8.875%, 02/01/17                                     425             363
       8.500%, 12/01/15                                   2,238           1,902
   Chesapeake Energy(C)
       7.750%, 01/15/15                                   2,200           2,261
       7.625%, 07/15/13                                     200             203
       7.500%, 06/15/14                                     719             733
       7.000%, 08/15/14                                   3,151           3,159
       6.875%, 01/15/16                                   3,088           3,042

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

       6.500%, 08/15/17                            $        975   $         936
   Cimarex Energy
       7.125%, 05/01/17                                   3,250           3,185
   Colorado Interstate Gas
       6.800%, 11/15/15                                     125             132
       5.950%, 03/15/15                                      80              81
   Compagnie Generale de Geophysique
       7.750%, 05/15/17                                     425             428
       7.500%, 05/15/15                                   1,225           1,231
   Compton Petroleum Finance
       7.625%, 12/01/13                                     350             326
   Comstock Resources
       6.875%, 03/01/12                                      50              47
   Connacher Oil and Gas(D)
       10.250%, 12/15/15                                  1,550           1,535
   Denbury Resources
       7.500%, 12/15/15                                   2,415           2,439
       7.500%, 04/01/13                                   3,610           3,646
   Dynegy Holdings(C)
       8.375%, 05/01/16                                     825             806
       7.750%, 06/01/19                                   6,950           6,463
       7.500%, 06/01/15                                   2,855           2,673
       6.875%, 04/01/11                                     225             219
   El Paso(C)
       8.050%, 10/15/30                                     150             159
       7.875%, 06/15/12                                   1,525           1,602
       7.800%, 08/01/31                                   1,450           1,496
       7.750%, 01/15/32                                   1,750           1,806
       7.420%, 02/15/37                                     900             890
       7.000%, 06/15/17                                   1,675           1,729
   El Paso Performance-Linked Trust(D)
       7.750%, 07/15/11                                     450             467
   Encore Acquisition
       7.250%, 12/01/17                                     850             810
       6.000%, 07/15/15                                     600             539
   Energy Partners(B)
       9.750%, 04/15/14                                   1,325           1,110
       9.383%, 04/15/08                                     200             163
   Forest Oil(D)
       8.000%, 06/15/08                                     180             181
       8.000%, 12/15/11                                   1,825           1,898
       7.250%, 06/15/19                                     525             529
   Frontier Oil
       6.625%, 10/01/11                                     600             594
   Helix Energy Solutions Group(D)
       9.500%, 01/15/16                                   2,190           2,190
   Hilcorp Energy(D)
       9.000%, 06/01/16                                     750             750
       7.750%, 11/01/15                                   4,575           4,312
   Holly Energy Partners
       6.250%, 03/01/15                                   1,200           1,086
   Inergy
       6.875%, 12/15/14                                     300             291
   Key Energy Services(D)
       8.375%, 12/01/14                                     775             777
   MarkWest Energy Partners, Ser B
       8.500%, 07/15/16                                   3,575           3,566
       6.875%, 11/01/14                                   1,500           1,419
   Newfield Exploration
       6.625%, 04/15/16                                   1,730           1,682


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Northwest Pipeline
       7.000%, 06/15/16                            $        225   $         236
       5.950%, 04/15/17                                     275             270
   OPTI Canada(D)
       8.250%, 12/15/14                                   2,600           2,568
       7.875%, 12/15/14                                     910             885
   Pacific Energy Partners
       7.125%, 06/15/14                                     200             212
       6.250%, 09/15/15                                     100             103
   Parker Drilling
       9.625%, 10/01/13                                     639             677
   Peabody Energy
       7.375%, 11/01/16                                     865             895
   Peabody Energy, Ser B
       6.875%, 03/15/13                                   3,800           3,871
   PetroHawk Energy
       9.125%, 07/15/13                                   2,580           2,632
   Petroleum Development(D)
       12.000%, 02/15/18                                  2,075           2,046
   PetroProd
       10.850%, 05/24/13                                    900             864
   PHI
       7.125%, 04/15/13                                     125             115
   Plains Exploration & Production
       7.750%, 06/15/15                                     375             374
       7.000%, 03/15/17                                     850             816
   Pride International
       7.375%, 07/15/14                                   1,391           1,447
   Quicksilver Resources
       7.125%, 04/01/16                                   1,075           1,029
   Range Resources(C)
       6.375%, 03/15/15                                     350             344
   Sabine Pass LNG LP
       7.500%, 11/30/16                                   2,020           1,980
       7.250%, 11/30/13                                   1,650           1,617
   SESI LLC
       6.875%, 06/01/14                                     950             917
   Sonat
       7.625%, 07/15/11                                     875             908
   Southern Natural Gas
       7.350%, 02/15/31                                     375             383
   Southwestern Energy(D)
       7.500%, 02/01/18                                   2,900           2,987
   Swift Energy
       7.625%, 07/15/11                                   6,100           6,038
   Tesoro
       6.625%, 11/01/15                                   1,755           1,658
       6.500%, 06/01/17                                   2,100           1,953
   Transcontinental Gas Pipe Line
       6.400%, 04/15/16                                     150             152
   United Refining
       10.500%, 08/15/12                                    850             852
   Venoco
       8.750%, 12/15/11                                   2,525           2,374
   Whiting Petroleum
       7.000%, 02/01/14                                   1,030           1,025
   Williams(D)
       7.750%, 06/15/31                                     475             512
       6.375%, 10/01/10                                     725             741

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Williams Partners
       7.250%, 02/01/17                            $      3,785   $       3,813
                                                                  --------------
                                                                        121,213
                                                                  --------------
FINANCIALS -- 8.9%
   AAC Group Holding PIK
       14.750%, 10/01/12                                    886             748
   AAC Group Holding(E)
       10.250%, 10/01/12                                  1,080             896
   ACE Cash Express(D)
       10.250%, 10/01/14                                    675             554
   Alamosa Delaware(C)
       8.500%, 01/31/12                                   1,665           1,499
   Algoma Acquisition(D)
       9.875%, 06/15/15                                     500             403
   ALH Finance LLC
       8.500%, 01/15/13                                   3,860           3,464
   Alliant Holdings(D)
       11.000%, 05/01/15                                  1,925           1,675
   Armstrong World(C)
       7.450%, 05/15/29                                     525               1
   Ashtead Capital(C) (D)
       9.000%, 08/15/16                                   2,829           2,334
   Biomet PIK(D)
       10.375%, 10/15/17                                  5,115           5,216
   Biomet(D)
       11.625%, 10/15/17                                    450             443
       10.000%, 10/15/17                                    175             181
   Cardtronics(D)
       9.250%, 08/15/13                                     350             330
       9.250%, 08/15/13                                     150             141
   Deluxe
       7.375%, 06/01/15                                     200             192
   Felcor Lodging LP+++ (B)
       8.500%, 06/01/11                                     245             246
       6.788%, 04/30/08                                     200             179
   Ford Motor Credit LLC(B)
       9.750%, 09/15/10                                     812             764
       8.708%, 04/17/08                                   3,340           3,198
       8.000%, 12/15/16                                   3,425           2,805
       7.800%, 06/01/12                                   5,310           4,578
       7.375%, 02/01/11                                     650             576
       7.375%, 10/28/09                                     950             901
       7.250%, 10/25/11                                   1,965           1,681
       7.127%, 04/13/08                                     275             216
       7.000%, 10/01/13                                   4,562           3,743
       5.828%, 04/18/08                                     680             577
   FTI Consulting
       7.750%, 10/01/16                                      50              53
       7.625%, 06/15/13                                     425             441
   GMAC LLC(C)
       8.000%, 11/01/31                                   2,593           1,960
       7.750%, 01/19/10                                     175             158
       7.250%, 03/02/11                                     925             781
       7.000%, 02/01/12                                     100              81
       6.875%, 08/28/12                                   5,870           4,684
       6.875%, 09/15/11                                   2,875           2,346
       6.750%, 12/01/14                                   7,270           5,475
       6.625%, 05/15/12                                   1,325           1,051
       6.000%, 12/15/11                                     250             200
   Hawker Beechcraft Acquisition LLC(C)
       8.875%, 04/01/15                                   2,435           2,484


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Hellas II(B) (D)
        10.008%, 03/21/08                         $       2,100   $       1,533
   Hexion US Fin/Nova Scotia(B)
        9.750%, 11/15/14                                  2,500           2,588
        9.369%, 05/15/08                                    750             671
   Host Hotels & Resorts LP+++
        6.875%, 11/01/14                                  1,405           1,356
   Host Marriott LP+++
        7.125%, 11/01/13                                    725             714
   Host Marriott LP, Ser M+++
        7.000%, 08/15/12                                    275             268
   Host Marriott LP, Ser O+++
        6.375%, 03/15/15                                    850             795
   Host Marriott LP, Ser Q+++
        6.750%, 06/01/16                                  1,905           1,805
   HUB International Holdings(D)
        9.000%, 12/15/14                                  3,050           2,410
   Icahn Enterprises
        7.125%, 02/15/13                                  4,300           4,084
   iPayment
        9.750%, 05/15/14                                  1,100             985
   KAR Holdings(B) (D)
        10.000%, 05/01/15                                 2,675           2,314
        8.750%, 05/01/14                                  2,610           2,336
        7.239%, 05/01/14                                    800             668
   Marlin Water Trust II(A) (D)
        6.310%, 07/15/03                                  4,000             290
   Nielsen Finance LLC(E)
        12.500%, 08/01/16                                   500             318
        10.000%, 08/01/14                                 3,872           3,736
   NSG Holdings LLC(D)
        7.750%, 12/15/25                                    450             436
   Nuveen Investments(D)
        10.500%, 11/15/15                                 5,890           5,352
   Omega Healthcare Investors+++
        7.000%, 01/15/16                                    825             792
   Petroplus Finance(D)
        7.000%, 05/01/17                                  4,615           4,147
        6.750%, 05/01/14                                  3,515           3,201
   Pinnacle Foods Finance LLC
        10.625%, 04/01/17                                 2,100           1,633
        9.250%, 04/01/15                                    850             733
   PNA Intermediate Holding PIK(B) (D)
        11.869%, 05/15/08                                   475             432
   PXRE Capital Trust I
        8.850%, 02/01/27                                  1,400           1,351
   Regency Energy Partners
        8.375%, 12/15/13                                    670             670
   Residential Capital LLC MTN(B) (C)
        8.314%, 04/17/08                                    350             228
        7.625%, 11/21/08                                  2,500           1,931
   Rouse LP+++ (D)
        6.750%, 05/01/13                                    700             612
   Senior Housing Properties Trust+++
        7.875%, 04/15/15                                    645             672
   SLM MTN (B) (J)
        4.250%, 09/17/07                                  3,040           3,040
   Snoqualmie Entertainment Authority(B)
     (D)
        9.125%, 02/01/15                                  1,350           1,202
        9.063%, 08/01/08                                    275             238

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Tenneco(D)
        8.125%, 11/15/15                          $       1,045   $       1,048
   Trains HY, Ser 2006-1(B) (D)
        7.548%, 05/01/16                                  2,800           2,736
   Tropicana Entertainment LLC(C)
        9.625%, 12/15/14                                    350             168
   Trustreet Properties+++
        7.500%, 04/01/15                                    925             991
   UCI Holdco(B)
        12.491%, 03/15/08                                 1,004             889
   Universal City Development Partners
        11.750%, 04/01/10                                 1,350           1,392
   Universal City Florida Holding I
        8.375%, 05/01/10                                    100              98
   Ventas Realty LP+++
        7.125%, 06/01/15                                    650             652
        6.750%, 04/01/17                                    775             763
        6.625%, 10/15/14                                    375             373
   Yankee Acquisition, Ser B
        8.500%, 02/15/15                                     50              42
                                                                  --------------
                                                                        119,948
                                                                  --------------
HEALTH CARE -- 2.9%
   Advanced Medical Optics
        7.500%, 05/01/17                                  2,875           2,458
   Bio-Rad Laboratories
        7.500%, 08/15/13                                    175             176
        6.125%, 12/15/14                                    900             864
   Cooper
        7.125%, 02/15/15                                  4,430           4,231
   CRC Health
        10.750%, 02/01/16                                 1,975           1,857
   DaVita
        6.625%, 03/15/13                                  3,500           3,430
   Fresenius Medical Care Capital Trust IV
        7.875%, 06/15/11                                  2,620           2,711
   HCA
        8.750%, 09/01/10                                  2,105           2,116
        6.750%, 07/15/13                                    555             488
   MedCath Holdings(C)
        9.875%, 07/15/12                                  1,055           1,089
   NMH Holdings PIK(B) (D)
        12.819%, 03/15/08                                   688             657
   Norcross Safety Products LLC, Ser B
        9.875%, 08/15/11                                  1,225           1,262
   Psychiatric Solutions
        7.750%, 07/15/15                                  3,875           3,836
   Res-Care
        7.750%, 10/15/13                                    625             598
   Select Medical(B) (C)
        11.259%, 03/29/08                                    25              20
        7.625%, 02/01/15                                  1,375           1,128
   Spheris
        11.000%, 12/15/12                                 1,400           1,187
   Sun Healthcare
        9.125%, 04/15/15                                    375             361
   Surgical Care Affiliates PIK(D)
        8.875%, 07/15/15                                    900             729
   Tenet Healthcare
        9.250%, 02/01/15                                  4,965           4,494


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   United Surgical Partners
     International(C)
        8.875%, 05/01/17                          $       1,445   $       1,358
   United Surgical Partners International
     PIK
        9.250%, 05/01/17                                  3,140           2,888
   US Oncology(C)
        10.750%, 08/15/14                                 1,114           1,100
        9.000%, 08/15/12                                    650             647
                                                                  --------------
                                                                         39,685
                                                                  --------------
INDUSTRIALS -- 7.6%
   ACCO Brands
        7.625%, 08/15/15                                  5,360           4,664
   ACIH(C) (D)
        11.500%, 12/15/12                                   900             311
   Actuant(D)
        6.875%, 06/15/17                                  3,400           3,281
   AGY Holding(D)
        11.000%, 11/15/14                                   800             740
   Ahern Rentals(C)
        9.250%, 08/15/13                                  1,625           1,276
   Aleris International
        10.000%, 12/15/16                                 1,775           1,218
   Aleris International PIK
        9.000%, 12/15/14                                     75              56
   Alliant Techsystems
        6.750%, 04/01/16                                    275             269
   Allied Waste North America(C)
        7.250%, 03/15/15                                    345             343
        6.125%, 02/15/14                                  1,945           1,843
   Allied Waste North America, Ser B(C)
        7.375%, 04/15/14                                    980             943
        7.125%, 05/15/16                                    595             588
   Allison Transmission PIK(C) (D)
        11.250%, 11/01/15                                   775             637
   Altos Hornos de Mexico, Ser A(A)
        11.375%, 04/30/02                                   525             349
   Altos Hornos de Mexico, Ser B(A)
        11.875%, 04/30/04                                   975             648
   American Airlines, Ser 01-1(C)
        7.379%, 05/23/16                                    112             101
   American Axle & Manufacturing
        7.875%, 03/01/17                                  1,450           1,243
   American Railcar Industries
        7.500%, 03/01/14                                    325             297
   Ames True Temper(B) (C)
        10.000%, 07/15/12                                 1,245             598
        8.258%, 04/15/08                                  1,220             964
   Associated Materials(C) (E)
        11.250%, 03/01/14                                   600             381
   Baker & Taylor(D)
        11.500%, 07/01/13                                   925             859
   Baldor Electric(C)
        8.625%, 02/15/17                                  1,865           1,827
   Basell(D)
        8.375%, 08/15/15                                  1,250             875
   Belden
        7.000%, 03/15/17                                    175             170
   Buffalo Thunder Development
     Authority(C) (D)
        9.375%, 12/15/14                                  2,100           1,596

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Buhrmann US
        8.250%, 07/01/14                          $       1,650   $       1,568
        7.875%, 03/01/15                                    600             567
   Chart Industries
        9.125%, 10/15/15                                    325             319
   Cornell
        10.750%, 07/01/12                                   475             496
   Corrections Corp of America
        7.500%, 05/01/11                                  1,000           1,020
        6.750%, 01/31/14                                    785             789
        6.250%, 03/15/13                                  2,838           2,831
   D.R. Horton
        5.625%, 09/15/14                                  1,035             877
   Delta Air Lines, Ser 2002-1, Cl C(C)
        7.779%, 01/02/12                                    655             632
   Delta Air Lines, Ser 2002-1(A) (C)
        8.300%, 12/15/29                                    850              45
   DRS Technologies
        7.625%, 02/01/18                                  1,085           1,084
        6.875%, 11/01/13                                    300             294
        6.625%, 02/01/16                                    775             758
   Education Management LLC(C)
        10.250%, 06/01/16                                 2,925           2,456
   ESCO(B) (D)
        8.866%, 03/15/08                                    125             111
        8.625%, 12/15/13                                    705             673
   General Cable(C)
        7.125%, 04/01/17                                    410             394
   GrafTech Finance
        10.250%, 02/15/12                                   293             303
   Gulfmark Offshore
        7.750%, 07/15/14                                  1,304           1,327
   Indalex Holding, Ser B
        11.500%, 02/01/14                                   526             416
   Interface
        9.500%, 02/01/14                                    275             283
   Interline Brands
        8.125%, 06/15/14                                  1,120           1,078
   Iron Mountain(C)
        8.750%, 07/15/18                                    565             592
        8.625%, 04/01/13                                    613             618
        7.750%, 01/15/15                                  2,275           2,281
        6.625%, 01/01/16                                  5,255           5,005
   J.B. Poindexter
        8.750%, 03/15/14                                    400             282
   K. Hovnanian Enterprises(C)
        8.625%, 01/15/17                                  1,825           1,451
        6.250%, 01/15/16                                  1,150             782
   L-3 Communications
        7.625%, 06/15/12                                  1,125           1,153
        6.125%, 07/15/13                                    605             599
        5.875%, 01/15/15                                  3,377           3,283
   L-3 Communications, Ser B
        6.375%, 10/15/15                                  3,456           3,429
   Language Line
        11.125%, 06/15/12                                 1,875           1,894
   MAAX(C)
        9.750%, 06/15/12                                    300              80
   Meritage Homes
        6.250%, 03/15/15                                    175             129


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Millar Western Forest
        7.750%, 11/15/13                          $         257   $         186
   Mobile Mini
        6.875%, 05/01/15                                    800             648
   Mueller Water Products
        7.375%, 06/01/17                                  1,050             914
   NCL
        10.625%, 07/15/14                                   475             480
   Nebraska Book
        8.625%, 03/15/12                                    250             238
   Noble Group(D)
        6.625%, 03/17/15                                    475             422
   Nortek
        8.500%, 09/01/14                                    900             698
   Northwest Airlines (escrow security)(A)
     (C)
        10.000%, 02/01/09                                   175               6
        8.875%, 06/01/06                                  1,500              51
        7.875%, 03/15/08                                    175               6
        7.625%, 11/15/23                                  1,175              40
   NTK Holdings(C) (E)
        5.653%, 03/01/14                                    850             451
   NXP BV(B)
        7.008%, 10/15/15                                  1,000             811
   Park-Ohio Industries
        8.375%, 11/15/14                                    775             622
   Ply Gem Industries
        9.000%, 02/15/12                                    725             526
   Propex Fabrics(A)
        10.000%, 12/01/12                                   125              15
   Quality Distribution LLC
        9.000%, 11/15/10                                    800             516
   Quebecor World Capital(A) (C) (D)
        8.750%, 03/15/16                                  4,100           1,989
   Rainbow National Services LLC(D)
        10.375%, 09/01/14                                    83              88
        8.750%, 09/01/12                                  1,210           1,240
   RBS Global & Rexnord(C)
        11.750%, 08/01/16                                   450             383
        9.500%, 08/01/14                                    550             495
        8.875%, 09/01/16                                  2,475           2,103
   Saint Acquisition(C) (D)
        12.500%, 05/15/17                                 1,825             812
   SPX(D)
        7.625%, 12/15/14                                  1,330           1,370
   Stallion Oilfield Services(D)
        9.750%, 02/01/15                                  3,000           2,309
   Sunstate Equipment(D)
        10.500%, 04/01/13                                   730             584
   Superior Essex Com & Essex Group
        9.000%, 04/15/12                                    600             576
   Terex(C)
        8.000%, 11/15/17                                  8,700           8,656
   Titan International
        8.000%, 01/15/12                                  3,115           3,006
   TransDigm
        7.750%, 07/15/14                                  1,350           1,343
   Tube City IMS
        9.750%, 02/01/15                                    750             662
   United Air Lines(A)
        9.125%, 01/15/12                                    625              --

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   United Air Lines, Ser 95A1(A)
        9.020%, 04/19/12                          $         739   $         384
   United Air Lines, Ser A(A)
        10.670%, 05/01/04                                   325              --
   Vanguard Health Holding I(E)
        11.250%, 10/01/15                                   600             440
   Vanguard Health Holding II
        9.000%, 10/01/14                                    950             907
   Visant
        7.625%, 10/01/12                                    510             492
   Vought Aircraft Industries
        8.000%, 07/15/11                                  3,000           2,778
                                                                  --------------
                                                                        103,223
                                                                  --------------
INFORMATION TECHNOLOGY -- 3.9%
   Activant Solutions
        9.500%, 05/01/16                                  1,900           1,577
   Advanced Micro Devices(C)
        7.750%, 11/01/12                                  1,495           1,256
   Amkor Technology(C)
        9.250%, 06/01/16                                  1,250           1,215
        7.125%, 03/15/11                                  1,500           1,417
   Compucom Systems(D)
        12.500%, 10/01/15                                 1,025             958
   First Data(D)
        9.875%, 09/24/15                                  2,340           2,030
   Flextronics International
        6.250%, 11/15/14                                  1,400           1,299
   Freescale Semiconductor(B) (C)
        10.125%, 12/15/16                                 3,525           2,503
        8.875%, 12/15/14                                  2,005           1,634
        8.866%, 03/15/08                                    250             178
   Freescale Semiconductor PIK
        9.125%, 12/15/14                                  7,510           5,708
   MagnaChip Semiconductor(C)
        6.875%, 12/15/11                                    425             338
   NXP Funding LLC(C)
        9.500%, 10/15/15                                  5,400           4,479
        7.875%, 10/15/14                                  4,515           4,109
   Open Solutions(D)
        9.750%, 02/01/15                                  4,595           3,630
   Sanmina-SCI(B) (C) (D)
        8.125%, 03/01/16                                  1,650           1,469
        7.741%, 03/15/08                                  3,630           3,493
   Seitel
        9.750%, 02/15/14                                  2,425           2,013
   Sensata Technologies(C)
        8.000%, 05/01/14                                  3,805           3,329
   Smart Modular(B)
        10.229%, 04/01/08                                   760             783
   Sungard Data Systems(C)
        10.250%, 08/15/15                                 8,080           8,039
        9.125%, 08/15/13                                    590             594
   Viasystems
        10.500%, 01/15/11                                   375             364
                                                                  --------------
                                                                         52,415
                                                                  --------------
MATERIALS -- 8.9%
   Abitibi-Consolidated(C)
        8.550%, 08/01/10                                  2,125           1,187
        8.375%, 04/01/15                                    300             168
        6.950%, 04/01/08                                    125             110


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   AK Steel
        7.750%, 06/15/12                          $       4,100   $       4,131
   Appleton Papers
        8.125%, 06/15/11                                    300             291
   Appleton Papers, Ser B
        9.750%, 06/15/14                                  1,075           1,021
   Arch Western Finance LLC
        6.750%, 07/01/13                                 10,640          10,479
   Ball
        6.625%, 03/15/18                                  1,250           1,234
   Bowater
        9.500%, 10/15/12                                    475             299
   Bowater Canada Finance
        7.950%, 11/15/11                                    300             197
   Bway
        10.000%, 10/15/10                                   650             631
   Cascades
        7.250%, 02/15/13                                    625             566
   Catalyst Paper
        7.375%, 03/01/14                                    338             250
   Catalyst Paper, Ser D
        8.625%, 06/15/11                                    840             704
   CII Carbon(D)
        11.125%, 11/15/15                                   550             479
   Claymont Steel Holdings
        8.875%, 02/15/15                                    150             158
   Crown Americas
        7.750%, 11/15/15                                  1,531           1,565
   Crown Cork & Seal
        8.000%, 04/15/23                                  1,525           1,456
   Domtar(C)
        9.500%, 08/01/16                                    250             253
        7.125%, 08/15/15                                  1,900           1,786
   FMG Finance(C) (D)
        10.625%, 09/01/16                                 3,070           3,484
        10.000%, 09/01/13                                   350             380
   Freeport-McMoRan Copper
        8.250%, 04/01/15                                     75              79
   Freeport-McMoRan Copper & Gold(B)
        8.394%, 04/01/15                                  1,200           1,154
        8.375%, 04/01/17                                  9,975          10,573
   Georgia Gulf(C)
        9.500%, 10/15/14                                  1,125             849
        7.125%, 12/15/13                                    300             213
   Georgia-Pacific(C) (D)
        8.125%, 05/15/11                                  1,875           1,856
        8.000%, 01/15/24                                  1,375           1,217
        7.700%, 06/15/15                                  1,575           1,488
        7.125%, 01/15/17                                  2,245           2,088
        7.000%, 01/15/15                                  3,065           2,873
   Graham Packaging(C)
        9.875%, 10/15/14                                  3,870           3,299
   Huntsman International LLC
        7.875%, 11/15/14                                  1,355           1,402
   Huntsman LLC
        11.625%, 10/15/10                                   255             270
        11.500%, 07/15/12                                 1,440           1,534
   INEOS Group Holdings PLC(C) (D)
        8.500%, 02/15/16                                  4,475           3,356
   Innophos
        8.875%, 08/15/14                                    500             488

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Innophos Holdings(D)
        9.500%, 04/15/12                          $         700   $         669
   Intertape Polymer
        8.500%, 08/01/14                                    450             377
   Jefferson Smurfit
        8.250%, 10/01/12                                  2,150           2,005
   MacDermid(C) (D)
        9.500%, 04/15/17                                  1,050             924
   Methanex
        6.000%, 08/15/15                                    175             176
   Millennium America
        7.625%, 11/15/26                                    200             128
   Momentive Performance Materials(C)
        11.500%, 12/01/16                                 2,200           1,683
        9.750%, 12/01/14                                    580             519
   Mosaic(C) (D)
        7.875%, 12/01/16                                  2,750           2,956
        7.625%, 12/01/14                                    625             664
   Mosaic Global Holdings
        7.300%, 01/15/28                                    325             315
   Nalco(C)
        8.875%, 11/15/13                                  2,020           2,060
        7.750%, 11/15/11                                  2,740           2,767
   Neenah
        9.500%, 01/01/17                                    575             414
   Newark Group
        9.750%, 03/15/14                                    700             618
   NewPage(C) (D)
        10.000%, 05/01/12                                 2,520           2,527
   Noranda Aluminium Acquisition PIK(B)
     (D)
        11.146%, 05/15/08                                 1,150             817
        8.737%, 05/18/08                                  3,485           2,683
   Novelis
        7.250%, 02/15/15                                  1,375           1,238
   Owens Brockway Glass Container(C)
        8.250%, 05/15/13                                  2,575           2,665
        6.750%, 12/01/14                                  1,035           1,035
   P.H. Glatfelter
        7.125%, 05/01/16                                  1,550           1,538
   Packaging Dynamics Finance(D)
        10.000%, 05/01/16                                 2,330           1,841
   PNA Group
        10.750%, 09/01/16                                 2,975           2,618
   PolyOne(C)
        8.875%, 05/01/12                                  3,345           3,370
   Reichhold Industries(D)
        9.000%, 08/15/14                                  1,726           1,700
   Rock-Tenn
        5.625%, 03/15/13                                  2,200           1,986
   Rockwood Specialties Group
        7.500%, 11/15/14                                  1,470           1,404
   Solo Cup
        8.500%, 02/15/14                                    935             743
   Solutia(A) (C)
        7.375%, 10/15/27                                    525             490
   Steel Dynamics(D)
        7.375%, 11/01/12                                  5,035           5,098
   Stone Container(C)
        8.375%, 07/01/12                                  2,375           2,233
        8.000%, 03/15/17                                    900             797


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Terra Capital, Ser B
        7.000%, 02/01/17                         $        2,800   $       2,751
   U.S. Steel
        6.650%, 06/01/37                                    150             125
   Verso Paper Holdings LLC, Ser B(C)
        11.375%, 08/01/16                                   400             362
   Vitro
        9.125%, 02/01/17                                  2,750           2,415
                                                                  --------------
                                                                        120,279
                                                                  --------------
TELECOMMUNICATION SERVICES -- 8.1%
   American Tower
        7.500%, 05/01/12                                    100             103
   American Tower
        7.125%, 10/15/12                                  1,100           1,128
   Centennial Communications(B) (C)
        10.580%, 04/01/08                                   100              92
        10.125%, 06/15/13                                 2,275           2,298
        8.125%, 02/01/14                                    825             780
   Cincinnati Bell
        7.250%, 07/15/13                                  2,525           2,525
   Citizens Communications
        9.250%, 05/15/11                                    875             921
        7.125%, 03/15/19                                    250             228
        6.625%, 03/15/15                                  1,175           1,075
        6.250%, 01/15/13                                    525             483
   Consolidated Communications
     Holdings
        9.750%, 04/01/12                                  4,188           4,391
   Cricket Communications I(D)
        9.375%, 11/01/14                                  6,760           6,015
   CSC Holdings
        6.750%, 04/15/12                                     45              43
   Dex Media West LLC
        8.500%, 08/15/10                                  1,000             936
   Digicel(D)
        9.250%, 09/01/12                                  2,400           2,412
   Digicel Group PIK(C) (D)
        9.125%, 01/15/15                                  2,808           2,443
   Digicel Group(C) (D)
        8.875%, 01/15/15                                  3,270           2,861
   GCI
        7.250%, 02/15/14                                  1,450           1,200
   Hawaiian Telcom Communications,
     Ser B(C)
        9.750%, 05/01/13                                    725             602
   Intelsat
        9.000%, 06/15/16                                    600             600
        7.625%, 04/15/12                                    700             520
        6.500%, 11/01/13                                  2,475           1,578
   Intelsat Bermuda
        11.250%, 06/15/16                                 2,315           2,306
        9.250%, 06/15/16                                  1,137           1,137
   Intelsat Intermediate Holding(E)
        9.250%, 02/01/10                                  3,025           2,533
   Intelsat Subsidiary Holding(C)
        8.625%, 01/15/15                                  1,125           1,125
        8.250%, 01/15/13                                  1,205           1,205
   iPCS PIK(B)
        8.161%, 05/01/14                                  2,600           2,106
   iPCS(B)
        5.364%, 05/01/08                                  1,180             944

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Lamar Media(C)
        6.625%, 08/15/15                          $         600   $         552
   Level 3 Financing(B) (C)
        9.250%, 11/01/14                                  4,050           3,281
        9.150%, 08/15/08                                    100              71
        8.750%, 02/15/17                                    975             739
   Lucent Technologies
        6.450%, 03/15/29                                    350             263
   MetroPCS Wireless
        9.250%, 11/01/14                                  9,025           7,941
   Nordic Telephone Holdings(C) (D)
        8.875%, 05/01/16                                  3,745           3,689
   Nortel Networks(B) (D)
        8.508%, 04/15/08                                    150             130
   Orascom Telecom Finance(C) (D)
        7.875%, 02/08/14                                  2,275           2,124
   PAETEC Holding(D)
        9.500%, 07/15/15                                  3,871           3,590
   Primus Telecommunications(C)
        8.000%, 01/15/14                                  1,575             709
   Qwest(B)
        8.241%, 03/15/08                                  1,544           1,486
        7.875%, 09/01/11                                    600             611
        7.500%, 10/01/14                                  1,105           1,094
        7.250%, 09/15/25                                    625             563
        7.250%, 10/15/35                                  1,200           1,047
        6.500%, 06/01/17                                    575             525
   Qwest Capital Funding(C)
        7.900%, 08/15/10                                  1,150           1,150
        7.000%, 08/03/09                                  2,900           2,893
   Qwest Communications
     International(B)
        8.369%, 05/11/08                                  1,236           1,227
        7.500%, 02/15/14                                    400             389
        7.250%, 02/15/11                                    125             123
   Qwest Communications International,
     Ser B
        7.500%, 02/15/14                                  3,650           3,550
   Rogers Communications
        8.000%, 12/15/12                                    300             315
        6.375%, 03/01/14                                    175             182
   Rogers Wireless
        7.250%, 12/15/12                                    225             242
   Rural Cellular(B)
        8.250%, 03/15/12                                  2,215           2,281
        6.076%, 03/04/08                                    885             894
   Securus Technologies(C)
        11.000%, 09/01/11                                   250             199
   Syniverse Technologies, Ser B
        7.750%, 08/15/13                                    125             119
   Telcordia Technologies(C) (D)
        10.000%, 03/15/13                                   875             652
   Triton
        8.500%, 06/01/13                                    900             936
   US Unwired, Ser B
        10.000%, 06/15/12                                   400             372
   Virgin Media Finance
        9.125%, 08/15/16                                    300             252
        8.750%, 04/15/14                                  2,500           2,138
   West
        9.500%, 10/15/14                                  5,035           4,405


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Wind Acquisition Finance(D)
         10.750%, 12/01/15                        $       3,765   $       3,812
   Windstream
         8.625%, 08/01/16                                 6,925           7,080
         8.125%, 08/01/13                                   510             509
         7.000%, 03/15/19                                 2,160           1,966
   Windstream Regatta Holdings(D)
         11.000%, 12/01/17                                1,075             839
                                                                  --------------
                                                                        109,530
                                                                  --------------
UTILITIES -- 3.7%
   AES(D)
         9.375%, 09/15/10                                   750             791
         8.875%, 02/15/11                                 2,555           2,670
         8.750%, 05/15/13                                   521             544
         8.000%, 10/15/17                                 2,700           2,754
         7.750%, 03/01/14                                    25              25
   AES(D)
         7.750%, 10/15/15                                   260             264
   Aquila
         14.875%, 07/01/12                                  450             554
   Calpine Generating LLC(A) (B) (C)
         14.320%, 04/01/08                                1,500             315
   Edison Mission Energy(C)
         7.625%, 05/15/27                                   950             895
         7.200%, 05/15/19                                 1,200           1,176
         7.000%, 05/15/17                                 4,235           4,161
   Energy Future Holdings(D)
         10.875%, 11/01/17                                4,625           4,558
   Mirant Americas Generation LLC
         8.500%, 10/01/21                                 3,133           2,773
         8.300%, 05/01/11                                 2,550           2,566
         8.300%, 05/01/11                                   250             252
   Mirant North America LLC
         7.375%, 12/31/13                                 3,255           3,267
   NRG Energy(C)
         7.375%, 01/15/17                                 6,585           6,339
         7.375%, 02/01/16                                 3,345           3,224
         7.250%, 02/01/14                                 4,075           3,978
   Sierra Pacific Resources
         7.803%, 06/15/12                                   975           1,060
   Tenaska Alabama Partners(D)
         7.000%, 06/30/21                                   760             745
   Texas Competitive Electric Holdings(C)
      (D)
         10.250%, 11/01/15                                6,965           6,790
   TXU, Ser P
         5.550%, 11/15/14                                   325             255
   TXU, Ser R
         6.550%, 11/15/34                                   150             106
                                                                  --------------
                                                                         50,062
                                                                  --------------
Total Corporate Obligations
   (Cost $1,167,148) ($ Thousands)                                    1,070,220
                                                                  --------------
LOAN PARTICIPATIONS -- 7.6%
   Advanstar Communicaitons, 2nd Lien
         10.320%, 11/30/14                                1,250             875
   Aeroflex
         8.119%, 07/29/14                                   743             669
   Affinion Holding PIK(B)
         11.678%, 03/01/12                                1,200             948

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

         11.660%, 01/24/12                        $       2,000   $       1,580
   Affinion Holding
         11.660%, 03/01/12                                  875             691
   Alliant Insurance Services, Ser B
         9.400%, 11/15/14                                 1,247           1,110
   Allison Transmission
         7.430%, 08/07/14                                 2,685           2,359
   Alltel Holdings
         7.778%, 05/31/15                                 2,175           1,965
   Ameritrade Holding(B)
         4.500%, 12/31/12                                 3,184           3,000
   Aramark
         7.360%, 01/26/14                                    27              25
   Aramark LOC (Synthetic)
         7.360%, 01/26/14                                    13              12
   Asurion
         8.320%, 07/02/14                                 1,000             850
   Asurion, 2nd Lien(B)
         12.036%, 07/02/15                                1,000             824
         0.000%, 07/07/15                                   961             792
         0.000%, 07/07/15                                   289             238
   BOC Edwards
         10.831%, 05/31/14                                  200             108
         7.081%, 05/31/14                                   150             103
   Boise Paper
         12.500%, 02/22/15                                  900             831
   Boston Generating(B)
         7.610%, 12/20/13                                     8               7
         7.610%, 12/21/13                                     3               2
         7.600%, 12/19/13                                     1               1
   Boston Generating, 1st Lien
         12.350%, 12/21/16                                  129             118
   Boston Generating, 2nd Lien
         9.600%, 06/21/14                                   650             567
   CCFC(B)
         11.320%, 08/26/09                                2,219           2,234
   Cebridge, 2nd Lien
         11.356%, 05/05/14                                2,339           1,771
   Cenage Learning Acquisitions(B) (F)
         0.000%, 06/29/14                                     2               2
   Central Parking(B)
         7.570%, 05/22/14                                 1,848           1,654
         0.000%, 05/22/14                                   862             772
   Central Parking Line of Credit
      (Synthetic)(B)
         7.625%, 05/22/14                                   217             191
         0.000%, 05/22/14                                   263             231
   Century Cable Bank, Ser B
         10.250%, 06/30/09                                    3              --
   Charter, 3rd Lien
         7.860%, 09/06/14                                 1,350           1,063
         7.850%, 03/01/14                                   500             394
   Claire's Stores
         8.110%, 05/07/14                                     3               2
         6.472%, 05/29/13                                    75              59
   Community Health Systems(G)
         7.756%, 07/02/14                                    31              28
         0.000%, 07/13/14                                   124              --
   Cooper Standard
         7.875%, 12/23/11                                 2,716           2,440


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   DAE Aviation Holdings(B)
         8.970%, 07/31/14                         $       1,527   $       1,453
         5.750%, 07/31/09                                   769             758
   Delta, 2nd Lien
         8.082%, 04/30/14                                   225             189
   Dresser Rand, 1st Lien
         7.860%, 05/04/14                                   491             439
   Dresser Rand, 2nd Lien
         11.129%, 05/04/15                                2,390           2,052
         11.110%, 05/04/15                                  975             837
   Dresser, 2nd Lien
         11.110%, 05/04/15                                  200             172
   Entegra PIK
         11.340%, 04/04/15                                  225             189
   Entegra PIK, 3rd Lien
         11.340%, 04/19/15                                1,450           1,220
   Enterprise GP Holdings(B)
         6.793%, 05/05/08                                 1,912           1,845
         4.750%, 05/05/08                                 1,088           1,050
   First Data
         7.960%, 09/24/14                                 1,200           1,089
         7.634%, 09/24/14                                 2,707           2,455
         7.580%, 09/24/14                                   201             182
   Ford, 1st Lien
         8.000%, 12/12/13                                   872             743
   Georgia Pacific
         7.340%, 02/14/13                                   350             321
   Georgia Pacific, Ser B
         7.485%, 02/14/13                                   424             388
   Goodman Global Holdings(B)
         4.750%, 12/23/11                                   197             192
   Green Valley Ranch Gaming, 2nd Lien
         8.791%, 08/06/14                                 2,000           1,500
   Iasis Healthcare
         10.610%, 06/15/14                                2,027           1,622
   Idearc, Ser B
         7.350%, 11/15/14                                    26              21
   Infor Global Solutions(B)
         11.610%, 03/02/14                                1,000             750
         6.750%, 07/28/12                                   834             751
         0.000%, 03/02/14                                   800             600
         0.000%, 07/28/12                                   204             184
   Infor Global Solutions, Delayed Draw(B)
         8.950%, 07/28/12                                   411             370
   Intelsat Bermuda
         7.131%, 02/02/14                                 1,525           1,508
   Invernell (IM US) Holdings LLC, 2nd
      Lien(F)
         0.000%, 06/26/15                                 1,000             855
   JG Wentworth, 1st Lien
         7.093%, 04/04/14                                   975             663
   KAR Holding
         7.570%, 04/20/14                                 1,219           1,073
   McKechnie Aerospace
         10.340%, 05/11/15                                  700             582
         7.340%, 05/11/14                                   248             216
   McKechnie Aerospace, 1st Lien
         7.360%, 05/11/14                                   375             326
   Metroflag, 2nd Lien
         13.022%, 07/06/08                                  325             296

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Murray Bank, 2nd Lien
         14.438%, 01/31/11                        $       1,471   $       1,398
         13.860%, 01/31/11                                  451             428
   New World Gaming
         11.750%, 06/18/14                                1,300           1,112
   Nielsen Finance(F)
         0.000%, 08/09/13                                   475             417
   Nielsen Finance LLC
         8.190%, 08/09/13                                   697             612
   NRG Holdings(G)
         6.480%, 02/01/13                                   536             491
         0.000%, 05/04/14                                 2,000              --
   NRG Holdings, Ser B
         6.580%, 06/02/13                                 1,162           1,070
   Orbitz Worldwide(B)
         7.837%, 07/01/14                                 1,995           1,736
         5.500%, 07/01/14                                 2,498           2,173
   Penhall
         12.824%, 03/28/12                                  639             562
   Pinnacle Foods
         7.593%, 04/02/14                                   995             885
   Proquest
         8.328%, 02/09/14                                   800             754
   Proquest, 2nd Lien
         11.090%, 02/09/16                                1,200           1,128
   Readers Digest Association
         7.187%, 03/02/14                                    --              --
   Resolute Aneth LLC, 2nd Lien
         7.810%, 06/27/13                                 1,500           1,305
   Rexnord
         12.360%, 02/20/13                                2,023           1,780
   Reynolds & Reynolds(B)
         12.342%, 04/01/14                                  300             273
   Reynolds & Reynolds, 3rd Lien(B)
         12.860%, 04/01/14                                2,300           2,093
         12.860%, 04/24/14                                  500             455
         12.698%, 04/01/14                                1,100           1,001
         12.342%, 04/01/14                                  300             273
         0.000%, 04/24/14                                   300             273
   Sandridge
         8.625%, 04/01/15                                 1,025             992
   Shexion, Ser C1
         7.000%, 05/05/13                                 2,348           2,161
   Shexion, Ser C2
         7.125%, 05/05/13                                   402             369
   Simmons Holdco
         10.650%, 02/15/12                                1,500           1,005
         10.648%, 02/15/12                                1,195             801
   Sorenson Communications(B)
         10.000%, 02/16/14                                  600             570
   Sorenson Communications, 2nd
      Lien(B)
         12.500%, 02/16/14                                1,250           1,188
         10.000%, 02/16/14                                1,500           1,425
   Surgical Care Affiliates
         7.570%, 12/29/14                                 1,500           1,230
   TD Ameritrade Holding(B)
         4.500%, 12/31/12                                 1,000             942
   Texas Competitive Electric
         8.622%, 10/10/14                                 1,095           1,002
         8.396%, 10/27/14                                   300             273


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

         8.396%, 10/10/14                         $           2   $           2
         0.000%, 10/10/14                                 4,615           4,222
   TFP Generation Holdings LLC
         9.620%, 12/15/14                                 1,250           1,038
   TFP Generation Holdings LLC, 2nd Lien
         9.610%, 12/15/14                                 1,000             830
   Town Sports International
         7.500%, 08/27/13                                   274             227
   Tropicana Entertainment
         7.850%, 12/31/11                                 1,485           1,452
   TXU
         8.396%, 10/10/14                                    16              15
   Univision Communications(B)
         7.605%, 09/15/14                                   987             828
         7.570%, 03/15/14                                   940             789
         7.210%, 09/15/14                                   357             300
         7.210%, 09/29/14                                   940             789
         7.095%, 09/29/14                                    20              17
         7.072%, 09/29/14                                    11               9
         0.000%, 03/15/14                                    60              10
   Univision Communications, Delayed
      Draw(B) (G)
         0.000%, 09/29/14                                    39               9
         0.000%, 09/15/14                                    97              16
   Venoco
         9.125%, 05/07/14                                   400             356
   Verint Systems
         8.090%, 05/09/14                                 2,000           1,680
   WideOpenWest Finance LLC, 2nd
      Lien(B)
         11.610%, 06/18/15                                1,000             750
   Wind Acquisition Holdings
         12.609%, 12/12/11                                2,332           2,122
         12.449%, 12/21/11                                  310             282
         11.201%, 12/21/11                                  797             726
Total Loan Participations
   (Cost $117,135) ($ Thousands)                                        104,053
                                                                  --------------

ASSET-BACKED SECURITIES -- 5.3%

OTHER ASSET-BACKED SECURITIES -- 5.3%
   Ares IIIR CLO, Ser 2007-3RA,
      Cl SUB(D)
         0.000%, 04/16/21                                 5,000           3,450
   Ares VR CLO, Ser 2006-5RA,
      Cl SUB(B) (D)
         0.000%, 02/24/18                                 3,500           2,065
   Ares XI CLO, Ser 2007-11A, Cl SUB(D)
         0.000%, 10/11/21                                     3           1,950
   Babson CLO, Ser 2003-I, Cl D(B) (D)
         5.958%, 04/15/08                                 1,050             683
   Babson CLO 2003-I, Ser 2003-I,
      Cl SUB(D)
         0.000%, 11/15/16                                    18             828
   Babson CLO, Ser 2007-2A, Cl INC(D)
         0.000%, 04/15/21                                 2,700           1,997
   Battalion CLO, Ser 2007-1, Cl 1A(D)
         0.000%, 07/14/22                                    18           1,348
   Capitalsource Advisors CLO, Ser 2006-
      1A, Cl SUB(D)
         0.000%, 08/27/20                                 2,900           1,566

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Carlyle High Yield Partners CLO,
      Ser 2006-8A, Cl N
         0.000%, 05/21/21                         $       3,000   $       1,440
   CIFC Funding, Ser 2006-I(B)
         0.000%, 10/20/20                                 2,000           1,780
   CIFC Funding, Ser 2006-II(B) (D)
         0.000%, 03/01/21                                 3,000           2,550
   CIFC Funding, Ser 2007-2A, Cl SUB(D)
         0.000%, 04/15/21                                 2,500           1,600
   CIFC Funding, Ser 2007-IV
         0.000%, 12/19/07                                 3,900           3,465
   Commercial Industrial Finance,
      Ser 2007-3A, Cl B(B) (D)
         4.494%, 04/28/08                                 2,700           1,890
   Connecticut Valley Structured Credit,
      Ser 2006-3A, Cl NOTE(D)
         0.000%, 03/23/23                                 1,200             576
   Copper River, Ser 2006-1A, Cl INC(D)
         0.000%, 01/20/21                                 3,000           2,276
   De Meer Middle Market, Ser 2006-1A,
      Cl INC(D)
         0.000%, 10/20/18                                 1,800           1,214
   Denali Capital VII, Ser 2007-1A,
      Cl INC(D)
         0.000%, 01/22/22                                 4,500           3,870
   Duane Street CLO, Ser 2007-5A,
      Cl SN(D)
         0.000%, 10/14/21                                 3,500           2,958
   Gale Force CLO, Ser 2007-4A,
      Cl INC(B)
         3.070%, 08/20/21                                    60           4,499
   Gale Force CLO, Ser 2007-4A, Cl E(B)
         9.470%, 05/20/08                                 4,200           2,989
   Gleneagles CLO, Ser AI(B)
         0.000%, 11/01/17                                     6           4,444
   GoldenTree Loan Opportunities III,
      Ser 2007-3A, Cl SUB(D)
         0.000%, 05/01/22                                 3,100           1,860
   ING Investment Management I CLO(B)
         0.000%, 12/01/17                                     2           1,240
   ING Investment Management II CLO(B)
      (D)
         0.000%, 08/01/20                                     5           3,024
   Lightpoint CLO, Ser 2006-4A, Cl INC(D)
         0.000%, 04/15/18                                 2,000             983
   Marathon CLO, Ser 2005-2A, Cl INC(D)
         0.000%, 12/20/19                                 1,500           1,185
   Marlborough Street CLO, Ser 2007-1A,
      Cl INC(D)
         0.000%, 04/18/19                                 2,300           1,542
   Peritus I CDO (H)
         0.000%, 12/19/07                                 3,000             600
   Peritus I CDO, Ser 2005-1A, Cl C (D)
      (H)
         9.000%, 05/24/15                                10,722           8,040
   Sands Point Funding, Ser 2006-1A,
      Cl C(B) (D)
         4.751%, 04/18/08                                   680             543
   Stanfield Veyron CLO, Ser 2006-1A,
      Cl SUB
         0.000%, 07/15/18                                 2,000           1,480


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount
                                                  ($ Thousands)    Market Value
Description                                             /Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Tralee CDO, Ser 2007-1A, Cl SUB(D)
         0.000%, 04/16/22                         $       2,500   $       1,475
Total Asset-Backed Securities
   (Cost $85,781) ($ Thousands)                                          71,410
                                                                  --------------
PREFERRED STOCK -- 0.2%
   Dana, Ser B, 0.000%*                                     575             604
   Rockwall Investors, 0.000%* (B) (D)                    3,000           1,950
   Rural Cellular PIK, 12.250%*                               0             493
                                                                  --------------
Total Preferred Stock
   (Cost $3,632) ($ Thousands)                                            3,047
                                                                  --------------
COMMON STOCK -- 0.2%
   Armstrong World Industries*                            6,214             224
   Core-Mark Holding* (C)                                12,992             345
   Dana Holding* (C)                                     56,006             661
   Federal Mogul, Cl A*                                  40,084             809
   Huntsman                                               7,595             183
   Northwest Airlines*                                      425               6
   Owens Corning* (C)                                    28,431             536
   Portland General Electric                                495              12
   Time Warner Cable, Cl A*                               5,552             152
   UAL(C)                                                 1,091              33
                                                                  --------------
Total Common Stock
   (Cost $4,183) ($ Thousands)                                            2,961
                                                                  --------------
CONVERTIBLE BONDS -- 0.2%
   Adelphia Recovery Trust, Ser ACE-1
      (escrow security)
         0.000%, 02/15/09                                   466              --
   Flextronics CV to 64.4122
         1.000%, 08/01/10                                 1,190           1,170
   Ford Motor CV to 108.6957
         4.250%, 12/15/36                                   175             169
   Freeport-McMoRan Copper & Gold CV
      to 1.3605
         0.000%, 05/01/10                                     4             661
   Mirant CV to 131.9888(A)
         0.000%, 07/15/07                                   750               2
   Mirant CV to 14.7167(A)
         2.500%, 06/15/21                                 1,950               3
                                                                  --------------
Total Convertible Bonds
   (Cost $2,072) ($ Thousands)                                            2,005
                                                                  --------------
CASH EQUIVALENTS -- 17.8%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 3.59%** (I)             63,832,424          63,832
   SEI Liquidity Fund, L.P., 3.65%** (I)
      (J)                                           177,579,553         177,580
                                                                  --------------
Total Cash Equivalents
   (Cost $241,412) ($ Thousands)                                        241,412
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- 0.2%
   Hawker Beechcraft(C)
         9.750%, 04/01/17                         $       2,325   $       2,287
                                                                  --------------

Total Commercial Paper (Cost $2,287)
   ($ Thousands)                                                          2,287
                                                                  --------------

Total Investments -- 110.5%
   (Cost $1,623,650)($ Thousands)  +                              $   1,497,395
                                                                  ==============

      Percentages are based on a Net Assets of $1,355,293 ($ Thousands)

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of February 29, 2008

(A)   Security in default on interest payments.

(B) Variable Rate Security - The rate reported is the rate in effect as of February 29, 2008. The date reported on the Schedule of Investments is the next reset date.

(C) This security or a partial position of this security is on loan at February 29, 2008. The total value of securities on loan at February 29, 2008 was $165,344 ($ Thousands).

(D) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(E) Step Bonds - The rate reflected is the effective yield on February 29, 2008. The coupon on a step bond changes on a specified date.

(F)   Unsettled Position -- Interest rate will not be shown until settlement.

(G)   Unfunded bank loan.

(H) Securities considered illiquid. The total value of such securities as of 2/29/2008 was $8,640 ($ Thousands) and represented 0.06% of Net Assets.

(I)   Investment in Affiliated Security.

(J) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2008 was $180,620 ($ Thousands)

+++   Real Estate Investment Trust

+ At February 29, 2008, the tax basis cost of the Fund's investments was $1,623,650 ($ Thousands), and the unrealized appreciation and depreciation were $4,816 ($ Thousands) and $(131,071) ($ Thousands) respectively.

      For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CDO  -- Collateralized Debt Obligation
Cl   -- Class
CLO  -- Collateralized Loan Obligation
CV   -- Convertible Security
LLC  -- Limited Liability Company
L.P. -- Limited Partnership
MTN  -- Medium Term Note
PIK  -- Payment-in-Kind
PLC  -- Public Limited Company
Ser  -- Series

Amounts designated as "--" are $0 or have been rounded to $0


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES -- 40.2%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 3.4%
   FHLMC
       6.500%, 08/01/29                            $        671   $         692
   FHLMC ARM
       6.445%, 01/01/33                                     202             207
   FHLMC CMO, Ser 2748, Cl ZT
       5.500%, 02/15/24                                      90              90
   FHLMC TBA
       7.000%, 01/01/33                                     370             394
   FNMA
       7.000%, 04/01/34                                     370             388
   FNMA ARM
       6.611%, 01/01/33                                     228             231
       6.455%, 08/01/34                                     562             574
       4.907%, 04/01/35                                     808             821
       4.519%, 09/01/35                                      38              38
   FNMA CMO, Ser 2001-48, Cl PD
       6.500%, 06/25/20                                     163             164
   FNMA CMO, Ser 2003-122, Cl ZQ
       6.000%, 12/25/33                                     121             120
   FNMA CMO, Ser 2004-12, Cl ZX
       6.000%, 03/25/34                                     131             121
   FNMA CMO, Ser 2004-31, Cl MZ
       4.250%, 05/25/34                                     118              91
   FNMA CMO, Ser 2004-80, Cl XZ
       5.000%, 11/25/34                                     236             177
   GNMA ARM
       6.375%, 06/20/32                                     358             365
   GNMA CMO, Ser 2003-112, Cl SG(A)
       4.924%, 03/16/08                                     134             103
                                                                  --------------
                                                                          4,576
                                                                  --------------

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 36.8%
   Alliance Bancorp Trust, Ser OA1,
     Cl A1(A)
       5.105%, 03/25/08                                   1,775           1,529
   American Home Mortgage Investment
     Trust, Ser 2007-2, Cl 11A1(A)
       5.095%, 03/25/08                                   2,349           2,110
   Bayview Commercial Asset Trust,
     Ser 2006-1A, Cl M3(A) (B)
       5.285%, 03/25/08                                   1,168             742
   Bayview Commercial Asset Trust,
     Ser 2007-2A, Cl A1(A) (B)
       5.135%, 03/25/08                                   2,672           2,450
   Bayview Commercial Asset Trust,
     Ser 2007-3, Cl A1(A) (B)
       5.105%, 03/25/08                                   2,793           2,427
   Chase Mortgage Finance, Ser 2007-A2,
     Cl 2A3(A)
       4.235%, 11/25/33                                   1,645           1,638
   Citigroup Commercial Mortgage Trust,
     Ser 2007-C6, Cl AM(A)
       5.889%, 06/10/17                                   1,470           1,281
   Citigroup Mortgage Loan Trust,
     Ser 2003-1, Cl WA2
       6.500%, 06/25/31                                      78              80
   Citigroup Mortgage Loan Trust,
     Ser 2004-2, Cl 2A1(B)
       6.500%, 08/25/18                                     127             131

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Countrywide Alternative Loan Trust,
     Ser 2005-16, Cl A5(A)
       5.145%, 03/25/08                            $        576   $         538
   Countrywide Alternative Loan Trust,
     Ser 2005-27, Cl 1A2(A)
       6.188%, 03/25/08                                   1,100             937
   Countrywide Alternative Loan Trust,
     Ser 2005-27, Cl 2A1(A)
       6.012%, 03/01/08                                     655             540
   Countrywide Alternative Loan Trust,
     Ser 2005-27, Cl 3A2(A)
       5.762%, 03/01/08                                      82              66
   Countrywide Alternative Loan Trust,
     Ser 2005-51, Cl 2A2A(A)
       5.239%, 03/20/08                                     253             247
   Countrywide Alternative Loan Trust,
     Ser 2005-59, Cl 2X, IO
       1.312%, 11/20/35                                      12              --
   Countrywide Alternative Loan Trust,
     Ser 2005-59, Cl 1A1(A)
       5.070%, 03/20/08                                   2,181           1,965
   Countrywide Alternative Loan Trust,
     Ser 2005-61, Cl 2A1(A)
       5.145%, 03/25/08                                     570             525
   Countrywide Alternative Loan Trust,
     Ser 2005-72, Cl A1(A)
       5.059%, 03/27/08                                     826             745
   Countrywide Alternative Loan Trust,
     Ser 2006-OA12, Cl A2(A)
       5.159%, 03/20/08                                   2,241           1,795
   Countrywide Alternative Loan Trust,
     Ser 2006-OA2, Cl X1P, IO
       1.772%, 05/20/46                                   7,456             317
   Countrywide Home Loans, Ser 2006-2,
     Cl 1A1(A)
       5.185%, 03/25/35                                     291             256
   Credit Suisse Mortgage Capital
     Certificates, Ser 2006-C5, Cl A3
       5.311%, 12/15/39                                     695             654
   DSLA Mortgage Loan Trust, Ser 2004-
     AR1, Cl A2A(A)
       5.375%, 03/19/08                                     100              88
   DSLA Mortgage Loan Trust, Ser 2005-
     AR2, Cl 2A1A(A)
       5.175%, 03/19/08                                     466             432
   DSLA Mortgage Loan Trust, Ser 2005-
     AR4, Cl 2A1A(A)
       5.225%, 03/21/08                                     571             530
   DSLA Mortgage Loan Trust, Ser 2006-
     AR1, Cl 2A1A(A)
       5.728%, 03/01/08                                   2,459           2,347
   Greenpoint Mortgage Funding Trust,
     Ser 2006-AR3, Cl 4A1(A)
       5.075%, 03/25/08                                   2,178           1,877
   Greenwich Capital Commercial
     Funding, Ser 2005-GG5, Cl AM(A)
       5.277%, 03/01/08                                   1,960           1,749
   Greenwich Capital Commercial
     Funding, Ser 2007-GG9, Cl A4
       5.444%, 03/10/39                                     800             754


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   GS Mortgage Securities II, Ser 2006-
     GG8, Cl A4
       5.560%, 11/10/39                            $      1,980   $       1,902
   GS Mortgage Securities, Ser 2007-
     GG10, Cl A4(A)
       5.799%, 03/01/08                                   1,460           1,411
   Harborview Mortgage Loan Trust,
     Ser 2004-8, Cl 2A4A(A)
       5.365%, 03/19/08                                     521             501
   Harborview Mortgage Loan Trust,
     Ser 2005-01, Cl X, IO
       1.446%, 03/19/35                                   1,398              31
   Harborview Mortgage Loan Trust,
     Ser 2005-10, Cl X, IO(A)
       1.548%, 03/01/08                                      14              --
   Harborview Mortgage Loan Trust,
     Ser 2005-11, Cl 2A1A(A)
       5.275%, 03/19/08                                     802             730
   Harborview Mortgage Loan Trust,
     Ser 2005-12, Cl X2B, IO(A)
       1.339%, 03/01/08                                   3,441              78
   Harborview Mortgage Loan Trust,
     Ser 2006-1, Cl X1, IO(A)
       2.613%, 03/19/37                                   7,562             314
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR12, Cl A1(A)
       5.255%, 03/25/08                                     318             289
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR12, Cl AX2, IO
       0.676%, 12/25/34                                     598               9
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR5, Cl 2A1B(A)
       5.265%, 03/27/08                                     263             234
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR6, Cl 6A1(A)
       5.459%, 03/01/08                                     272             273
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR7, Cl A2(A)
       5.295%, 03/25/08                                      78              72
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR8, Cl 2A2A(A)
       5.265%, 03/27/08                                      80              72
   Indymac Index Mortgage Loan Trust,
     Ser 2005-AR18, Cl 2A1A(A)
       5.175%, 03/25/08                                   1,455           1,295
   JPMorgan Chase Commercial Mortgage
     Securities, Ser 2006-CB16, Cl AM
       5.593%, 05/12/45                                   2,330           2,058
   JPMorgan Chase Commercial Mortgage
     Securities, Ser 2006-LDP7, Cl A4(A)
       6.066%, 03/01/08                                     535             528
   JPMorgan Chase Commercial Mortgage
     Securities, Ser 2007-CB19, Cl A4(A)
       5.937%, 02/12/49                                   1,465           1,408
   JPMorgan Chase Commercial Mortgage
     Securities, Ser 2007-LDPX, Cl A3
       5.420%, 01/15/49                                     460             431
   JPMorgan Mortgage Trust, Ser 2005-
     A2, Cl 9A1(A)
       4.821%, 04/25/35                                     756             782

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Lehman XS NIM Trust, Ser 2006-2N,
     Cl A1(B)
       7.000%, 02/27/46                            $        135   $         135
   Master Adjustable Rate Mortgage Trust,
     Ser 2006-OA2, Cl 4A1A(A)
       5.638%, 03/01/08                                   2,218           1,920
   Master Alternative Loans Trust,
     Ser 2003-3, Cl 2A1
       8.500%, 05/25/33                                     173             175
   Master Seasoned Securities Trust,
     Ser 2005-1, Cl 4A1(A)
       6.041%, 03/25/08                                     424             417
   Morgan Stanley Capital I, Ser 2006-
     HQ8, Cl A4(A)
       5.561%, 03/01/08                                     365             351
   Residential Accredit Loans, Ser 2005-
     QO3, Cl A1(A)
       5.265%, 03/25/08                                   2,651           2,398
   Structured Asset Mortgage
     Investments, Ser 2006-AR1,
     Cl 3A1(A)
       5.095%, 03/28/08                                   1,759           1,444
   Washington Mutual, Ser 2000-1,
     Cl M2(A)
       6.089%, 03/25/08                                     480             480
   Washington Mutual, Ser 2005-AR2,
     Cl 2A21(A)
       5.195%, 03/25/08                                     413             373
   Washington Mutual, Ser 2007-OA3,
     Cl 4A1(A)
       5.558%, 03/01/08                                   1,803           1,623
                                                                  --------------
                                                                         50,484
                                                                  --------------
Total Mortgage-Backed Securities
   (Cost $60,391) ($ Thousands)                                          55,060
                                                                  --------------

ASSET-BACKED SECURITIES -- 27.8%

MORTGAGE RELATED SECURITIES -- 27.8%
   ACE Securities, Ser WF1, Cl A2C(A)
       5.205%, 03/25/08                                   2,249           2,006
   Asset-Backed Securities Home Equity,
     Ser 2003-HE4, Cl M2(A)
       7.028%, 03/15/08                                     715             604
   Bayview Financial Acquisition Trust,
     Ser 2004-B, Cl A1(A) (B)
       5.355%, 03/28/08                                   1,500           1,425
   Bayview Financial Acquisition Trust,
     Ser 2005-A, Cl A1(A) (B)
       5.355%, 03/28/08                                   2,100           1,791
   Bayview Financial Revolving Mortgage
     Loan Trust, Ser 2005-E, Cl A1(A) (B)
       5.355%, 03/28/08                                   2,400           2,171
   Bear Stearns Asset-Backed Securities
     Trust, Ser 2007-HE5, Cl 1A2(A)
       5.045%, 03/25/08                                   2,300           2,062
   BNC Mortgage Loan Trust, Ser 2007-2,
     Cl A2(A)
       4.965%, 03/25/08                                     618             576
   Citigroup Mortgage Loan Trust,
     Ser 2007-WFH1, Cl A1(A)
       4.925%, 03/25/08                                     436             430


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Continental Airlines, Ser 2002-1,
     Cl G1(A)
       5.319%, 05/15/08                            $         75   $          75
   Countrywide Asset-Backed Certificates,
     Ser 2003-BC1, Cl M1(A)
       6.245%, 03/25/08                                     269             249
   Countrywide Asset-Backed Certificates,
     Ser 2005-13, Cl AF1(A)
       4.995%, 03/27/08                                      25              25
   Countrywide Home Equity Loan Trust,
     Ser 2005-M, Cl A2(A)
       5.148%, 03/15/08                                      95              95
   Credit-Based Asset Servicing &
     Securitization LLC, Ser 2005-CB5,
     Cl AF1(A)
       5.005%, 03/25/08                                      63              63
   Credit-Based Asset Servicing &
     Securitization LLC, Ser 2006-CB4,
     Cl AV3(A)
       5.015%, 03/25/08                                   2,750           2,540
   Credit-Based Asset Servicing &
     Securitization LLC, Ser 2006-CB9,
     Cl A2(A)
       3.245%, 03/26/08                                   1,076             775
   Credit-Based Asset Servicing &
     Securitization LLC, Ser 2007-CB4,
     Cl M1(A)
       3.455%, 03/25/08                                   1,192             428
   First Franklin Mortgage Loan Asset-
     Backed Certificates, Ser 2005-FF2,
     Cl A2C(A)
       5.175%, 03/25/08                                   1,025             944
   First Franklin Mortgage Loan Asset-
     Backed Certificates, Ser 2007-FF1,
     Cl A2D(A)
       5.085%, 03/25/08                                   2,750           1,766
   First Franklin Mortgage Loan Asset-
     Backed Certificates, Ser 2007-FF2,
     Cl A2D(A)
       5.085%, 03/25/08                                   1,850           1,291
   GMAC Mortgage Loan Trust, Ser 2000-
     HE2, Cl A1(A)
       5.305%, 03/25/08                                     586             518
   Greenpoint Mortgage Funding Trust,
     Ser 2005-HE2, Cl A1(A)
       5.228%, 03/15/08                                       9               9
   Home Equity Asset Trust, Ser 2007-2,
     Cl 2A4(A)
       5.235%, 03/02/08                                   1,900           1,178
   Home Equity Asset Trust, Ser 2007-3,
     Cl 2A2(A)
       5.045%, 03/25/08                                   2,300           2,030
   Indymac Home Equity Loan Asset-
     Backed Trust, Ser 2002-A, Cl M1(A)
       5.990%, 03/27/08                                     824             767
   Inman Square Funding, Ser 2A, Cl I(A) (B)
       5.096%, 04/06/08                                   1,869           1,495
   Irwin Home Equity, Ser 2003-A, Cl M2(A)
       7.015%, 03/27/08                                     315             307

--------------------------------------------------------------------------------
                                                    Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Ivy Lane CDO, Ser 2006-1A, Cl A1(A)
     (B)
       5.208%, 05/05/08                            $      1,359   $       1,074
   JPMorgan Mortgage Acquisition,
     Ser 2007-HE1, Cl AV1(A)
       3.195%, 03/25/08                                   1,028             978
   Lehman XS Trust, Ser 2006-12N,
     Cl A1A1(A)
       4.945%, 03/25/08                                     387             383
   Long Beach Asset Holdings, Ser 2006-
     9, Cl N1(B)
       6.250%, 10/25/46                                     826              54
   Mid-State Trust, Ser 2004-1, Cl B
       8.900%, 08/15/37                                     423             418
   Morgan Stanley Capital, Ser 2002-HE3,
     Cl M1(A)
       5.965%, 03/26/08                                   1,430           1,228
   Nationstar Home Equity Loan Trust,
     Ser 2006-B, Cl AV3(A)
       5.035%, 03/25/08                                   2,565           2,206
   Nationstar Home Equity Loan Trust,
     Ser 2007-B, Cl 2AV4(A)
       5.185%, 03/25/08                                   2,000           1,279
   Nationstar NIM Trust, Ser 2007-B,
     Cl A(B)
       8.750%, 05/25/37                                     415             241
   Renaissance Home Equity Loan Trust,
     Ser 2007-1, Cl N(B)
       -%, 04/25/37                                         378             227
   Residential Funding Mortgage
     Securities, Ser 1999-HI8, Cl AI7
       7.970%, 11/25/29                                     241             240
   Saxon Asset Securities Trust, Ser 2005-
     1, Cl M1(A)
       5.660%, 03/25/08                                   1,795           1,601
   Structured Asset Securities, Ser 2006-
     WF2, Cl A3(A)
       3.285%, 03/25/08                                   1,500           1,402
   Structured Asset Securities, Ser 2007-
     EQ1, Cl A4(A)
       3.385%, 03/25/08                                   1,500           1,186
                                                                  --------------
Total Asset-Backed Securities
   (Cost $46,146) ($ Thousands)                                          38,137
                                                                  --------------

CORPORATE OBLIGATIONS -- 19.0%

FINANCIALS -- 12.7%
   Bank of America(A)
       8.000%, 12/29/49                                     700             725
   Bank of America, Ser A(B)
       8.070%, 12/31/26                                     817             830
   Barrick Gold Finance
       5.800%, 11/15/34                                     397             359
   Bear Stearns(A)
       7.250%, 02/01/18                                     475             461
       4.325%, 04/16/08                                     700             668
   Capital One Financial MTN(A)
       5.426%, 03/11/08                                     350             340
   Chase Capital II(A)
       3.739%, 05/01/08                                     350             280
   Citigroup
       4.125%, 02/22/10                                     800             809


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Citigroup Capital XXI(A)
       8.300%, 12/21/57                            $        340   $         345
   CoreStates Capital I(B)
       8.000%, 12/15/26                                   1,000           1,060
   Countrywide Financial(A)
       5.610%, 05/05/08                                     200             196
       5.430%, 03/26/08                                     525             471
       5.211%, 12/19/08                                     300             266
   Countrywide Home Loans MTN
       3.250%, 05/21/08                                     140             136
   Credit Suisse MTN(A) (B) (E)
       0.000%, 03/24/08                                     602             604
       0.000%, 03/24/08                                     669             671
   Deutsche Bank Capital Funding
     Trust(A) (B)
       5.628%, 01/19/49                                     582             519
   Farmers Insurance Exchange(B)
       8.625%, 05/01/24                                      80              86
   Ford Motor Credit LLC
       6.625%, 06/16/08                                     165             164
   GMAC LLC(A)
       7.821%, 03/25/08                                     488             366
   HBOS(A) (B)
       5.920%, 09/29/49                                     400             340
   JPMorgan Chase
       6.000%, 01/15/18                                     700             726
   Lehman Brothers Holdings MTN(A)
       8.920%, 08/16/08                                     462             442
       5.429%, 04/18/08                                     730             688
   Lehman Brothers Holdings, Ser H
     MTN(A)
       8.511%, 05/30/08                                     528             616
   MBNA Capital B(A)
       4.039%, 05/01/08                                     288             241
   Meridian Funding(A) (B)
       4.846%, 04/06/08                                      50              50
   Merrill Lynch MTN(A)
       8.950%, 05/18/08                                     650             687
       8.680%, 05/02/08                                     660             678
   Nationwide Mutual Insurance(B)
       7.875%, 04/01/33                                     150             149
   Power Receivables Finance(B)
       6.290%, 01/01/12                                     297             317
   Security Benefit Life(B)
       7.450%, 10/01/33                                     750             785
   Simon Property Group LP+++
       5.750%, 05/01/12                                     420             424
   Toyota Motor Credit MTN(A)
       8.000%, 04/24/08                                     695             704
   Wachovia(A)
       7.980%, 09/15/08                                     150             156
   Weingarten Realty Investors MTN+++
       8.250%, 01/22/10                                     750             810
   ZFS Finance USA Trust I(A) (B)
       6.500%, 05/09/37                                     300             271
                                                                  --------------
                                                                         17,440
                                                                  --------------

Health Care -- 0.3%
   UnitedHealth Group
       6.875%, 02/15/38                                     425             421
                                                                  --------------

--------------------------------------------------------------------------------

                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

INDUSTRIALS -- 2.6%
   America West Airlines, Ser 01-1
       7.100%, 04/02/21                            $        170   $         167
   American Airlines, Ser AMBC
       3.857%, 07/09/10                                     557             526
   Cedar Brakes II LLC(B)
       9.875%, 09/01/13                                     304             343
   Continental Airlines, Ser 99-2
       7.056%, 09/15/09                                     450             448
   Continental Airlines, Ser AMBC
       6.236%, 03/15/20                                      92              86
   Delta Air Lines, Ser 2001-1
       7.111%, 09/18/11                                     600             595
   Northwest Airlines, Ser 1A-2
       6.841%, 04/01/11                                     500             494
   United Air Lines, Ser 2001-1, Cl A-1
       6.071%, 03/01/13                                     687             682
   United Air Lines, Ser 2001-1
       6.201%, 09/01/08                                     269             268
                                                                  --------------
                                                                          3,609
                                                                  --------------

TELECOMMUNICATION SERVICES -- 0.7%
   Verizon Communications
       6.400%, 02/15/38                                     925             928
                                                                  --------------

UTILITIES -- 2.7%
   Centerpoint Energy
       5.875%, 06/01/08                                     750             752
   Entergy Gulf States(A)
       5.524%, 05/15/08                                     275             269
   Entergy Louisiana LLC
       5.830%, 11/01/10                                     250             250
   Progress Energy Florida, Cl A(A)
       5.279%, 03/13/08                                     500             499
   Sempra Energy(B)
       5.781%, 11/01/14                                     600             607
   Tennessee Valley Authority
       4.875%, 01/15/48                                   1,420           1,384
                                                                  --------------
                                                                          3,761
                                                                  --------------

Total Corporate Obligations
   (Cost $26,331) ($ Thousands)                                          26,159
                                                                  --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.1%
   FHLB(C) (D)
       2.950%, 03/05/08                                     730             730
       2.890%, 03/24/08                                     275             274
       2.885%, 03/26/08                                   1,840           1,836
       2.748%, 04/23/08                                     955             951
   FNMA(C) (D)
       2.869%, 04/23/08                                   4,600           4,584
                                                                  --------------

Total U.S. Government Agency Obligations
   (Cost $8,372) ($ Thousands)                                            8,375
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

February 29, 2008

----------------------------------------------------------------------------------------
                                                           Face Amount    Market Value
Description                                               ($ Thousands)   ($ Thousands)
----------------------------------------------------------------------------------------
CASH EQUIVALENT -- 0.5%
United States -- 0.5%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 3.59% +*                            633,995   $         634
                                                                          --------------
Total Cash Equivalent
   (Cost $634) ($ Thousands)                                                        634
                                                                          --------------
U.S. TREASURY OBLIGATION -- 0.0%
   U.S. Treasury Bill (C) (D)
     2.131%, 03/27/08                                                20              20
                                                                          --------------

Total U.S. Treasury Obligation (Cost $20) ($ Thousands)                              20
                                                                          --------------

COMMERCIAL PAPER (D) -- 1.3%
   Citigroup Funding
     3.100%, 03/13/08                                             1,000             999
   Merrill Lynch
     3.130%, 03/26/08                                               825             823
                                                                          --------------

Total Commercial Paper (Cost $1,822) ($ Thousands)                                1,822
                                                                          --------------

CERTIFICATES OF DEPOSIT -- 0.6%
   JPMorgan Chase Bank(A)
     7.590%, 03/28/08                                               385             373
     8.750%, 11/28/21                                               455             450
                                                                          --------------

Total Certificates of Deposit (Cost $821) ($ Thousands)                             823
                                                                          --------------
Total Investments -- 95.5%

   (Cost $144,537)($ Thousands) +                                         $     131,030
                                                                          ==============

A summary of the open futures contracts held by the Fund at February 29, 2008, is as follows:

----------------------------------------------------------------------------------------
                                      Number Of                         Unrealized
    Type of                           Contracts      Expiration        Depreciation
    Contract                        Long/(Short)        Date          ($ Thousands)
----------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
U.S. Long Treasury Bond                      (20)      Jun-2008       $         (31)
                                                                      --------------

A summary of outstanding swap agreements held by the Fund at February 29, 2008, is as follows:

-----------------------------------------------------------------------------------------------
                                   Interest Rate Swaps
-----------------------------------------------------------------------------------------------
                                                                                 Net Unrealized
                                                                     Notional     Appreciation/
                                                  Expiration          Amount     (Depreciation)
Description                                          Date          (Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------
Fund receives a fixed rate of 4.5900% and pays
   a floating rate based on the 3 month
   LIBOR rate. (Counterparty: Citigroup)            02/04/23             7,875   $            2

Fund receives a fixed rate of 5.2860% and pays
   a floating rate based on the 3 month Libor
   rate. (Counterparty: Barclays)                   09/05/16             3,690              385

------------------------------------------------------------------------------------------------
                                                                                 Net Unrealized
                                                                     Notional     Appreciation/
                                                  Expiration          Amount     (Depreciation)
Description                                          Date          (Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------
Fund receives a fixed rate of 5.1775% and pays
   a floating rate based on the 3 Month
   LIBOR rate. (Counterparty: Barclays)             01/03/17             5,615   $          460

Fund receives a fixed rate of 5.7280% and pays
   a floating rate based on the 3 Month
   LIBOR rate. (Counterparty: Credit Suisse
   First Boston)                                    07/05/16             4,400              545

Fund receives a fixed rate of 5.1860% and pays
   a floating rate based on the 3 Month
   LIBOR rate. (Counterparty: Citigroup)            03/02/22            16,450            1,329

Fund receives a fixed rate of 5.4325% and pays
   a floating rate based on the 3 Month
   LIBOR rate. (Counterparty: Deutsche
   Bank)                                            02/02/22            19,515            1,884

Fund receives a fixed rate of 5.7340% and pays
   a floating rate based on the 3 Month
   LIBOR rate. (Counterparty: Credit Suisse
   First Boston)                                    07/05/22             6,700              846

Fund receives a fixed rate of 5.3023% and pays
   a floating rate based on the 3 Month
   LIBOR rate.. (Counterparty: Barclays)            05/02/22             5,340              508

Fund receives a fixed rate of 5.3100% and pays
   a floating rate based on the 3 Month
   LIBOR rate. (Counterparty: Deutsche
   Bank)                                            04/03/22            26,200            2,463

Fund receives a fixed rate of 5.1830% and pays
   a floating rate based on the 3 Month
   LIBOR rate. (Counterparty: Credit Suisse
   First Boston)                                    11/02/20            28,025            2,437

Fund pays a fixed rate of 4.5238% and receives
   a floating rate based on the 5Y5Y
   Swaption Straddle (Counterparty: Lehman
   Brothers)                                        05/24/17             1,060               68

Fund pays a fixed rate of 4.6500% and receives
   a floating rate based on the 5Y5Y
   Swaption Straddle. (Counterparty:
   Lehman Brothers)                                 05/18/17             1,900              102

Fund pays a fixed rate of 5.0500% and receives
   a floating rate based on the 5Y5Y
   Swaption Straddle. (Counterparty:
   Lehman Brothers)                                 10/16/17               210                4

Fund pays a fixed rate of 5.0300% and receives
   a floating rate based on the 5Y5Y
   Swaption Straddle. (Counterparty: Merrill
   Lynch)                                           10/16/17               210                5

Fund pays a fixed rate of 5.0000% and receives
   a floating rate based on the 5Y5Y
   Swaption Straddle. (Counterparty: Merrill
   Lynch)                                           10/18/17               210                5

Fund receives a fixed rate of 5.3912% and pays
   a floating rate based on the 3 month
   LIBOR rate. (Counterparty: Credit Suisse
   First Boston)                                    04/04/16             5,980              675
                                                                                 ---------------
                                                                                 $        11,718
                                                                                 ---------------

-----------------------------------------------------------------------------------------------
                                    Credit Default Swaps
-----------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.3175%
   (1.27% per annum) time the notional
   amount of AMBAC Assurance, 12/20/12
   upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   Barclays)                                        12/20/12               350   $           63

Fund receives a monthly payment of 0.0130%
   (0.15% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Barclays)                         08/25/37               225             (110)


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

------------------------------------------------------------------------------------------------
                                                                                 Net Unrealized
                                                                     Notional     Appreciation/
                                                  Expiration          Amount     (Depreciation)
Description                                          Date          (Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.1875%
   (0.75% per annum) times the notional
   amount of Goldman Sachs, 6.6%
   01/15/12, upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation
   (Counterparty: Barclays)                         12/20/12                50   $            3

Fund pays a quarterly payment of 0.2900%
   (1.16% per annum) times the notional
   amount of Lehman Brothers, 6.625%
   01/18/12, upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation
   (Counterparty: Barclays)                         12/20/14             2,000              191

Fund pays a monthly payment of 0.0370%
   (0.44% per annum) times the notional
   amount of the ABX.HE.A 06-2 Index.
   Upon a defined credit event, Fund
   receives the notional amount and delivers
   the defined deliverable obligation.
   (Counterparty: Citigroup)                        05/25/46               605              207

Fund receives a monthly payment of 0.308%
   (3.69% per annum) times the notional
   amount of the ABX.HE.A 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Citigroup)                        01/25/38               805             (278)

Fund receives a monthly payment of 0.013%
   (0.15% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Citigroup)                        08/25/37               900             (433)

Fund receives a monthly payment of 0.13%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Citigroup)                        01/25/38             2,595           (1,316)

Fund receives a monthly payment of 0.1600%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Citigroup)                        01/25/38               300             (171)

Fund pays a quarterly payment of 0.9775%
   (3.91% per annum) times the notional
   amount of PHM, 5.25% 1/15/14. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Citigroup)            12/20/12               335               37

Fund pays a quarterly payment of 0.7075%
   (2.83% per annum) times the notional
   amount of TOL, 6.875% 11/15/12. Upon
   a defined credit event, Fund will receive
   the notional amount and deliver the
   defined obligation. (Counterparty:
   Citigroup)                                       12/20/12               220               19

Fund receives a monthly payment of 0.008%
   (0.09% per annum) times the notional
   amount of the ABX-HE-AAA 07-1 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Credit Suisse First Boston)       08/25/37             1,225             (249)

Fund pays a quarterly payment of 0.9450%
   (3.78% per annum) times the notional
   amount of PHM, 5.25% 12/20/12. Upon
   a defined credit event, Fund will receive
   the notional amount and deliver the
   defined obligation. (Counterparty: Credit
   Suisse First Boston)                             12/20/12               325               36

------------------------------------------------------------------------------------------------
                                                                                 Net Unrealized
                                                                     Notional     Appreciation/
                                                  Expiration          Amount     (Depreciation)
Description                                          Date          (Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.9675%
   (3.87% per annum) times the notional
   amount of PHM, 5.25% 01/15/14. Upon
   a defined credit event, Fund will receive
   the notional amount and deliver the
   defined obligation. (Counterparty:
   Deutsche Bank)                                   12/20/12               370   $           41

Fund receives a monthly payment of 0.1600%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund will
   deliver the notional amount and receive
   the defined obligation. (Counterparty:
   JPMorgan Chase)                                  01/25/38             1,305             (678)

Fund pays a quarterly payment of 0.1850%
   (0.74% per annum) times the notional
   amount of Goldman Sachs, 6.6%
   1/15/12. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                   12/20/12             1,300               83

Fund pays a quarterly payment of 0.2275%
   (0.91% per annum) times the notional
   amount of Morgan Stanley, 6.6% 4/1/12.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   JPMorgan Chase)                                  12/20/12             1,300              101

Fund pays a monthly payment of 0.0370%
   (0.44% per annum) times the notional
   amount of the ABX.HE.A 06-2 Index.
   Upon a defined credit event, Fund
   receives the notional amount and delivers
   the defined obligation. (Counterparty:
   Lehman Brothers).                                05/25/46               305              129

Fund pays a monthly payment of 0.0270%
   (0.32% per annum) times the notional
   amount of the ABX.HE.AA 06-1 Index.
   Upon a defined credit event, Fund will
   receives the notional amount and delivers
   the defined obligation. (Counterparty:
   Lehman Brothers).                                07/25/45               780              158

Fund receives a monthly payment of 0.3080%
   (3.69% per annum) times the notional
   amount of the ABX-HE-A 07-2 Index.
   Upon a defined credit event, Fund will
   deliver the notional amount and receive
   the defined obligation. (Counterparty:
   Lehman Brothers).                                01/25/38               305             (111)

Fund receives a monthly payment of 0.0130%
   (0.15% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index.
   Upon a defined credit event, Fund will
   deliver the notional amount and receive
   the defined obligation. (Counterparty:
   Lehman Brothers).                                08/25/37             1,005             (427)

Fund receives a monthly payment of 0.1600%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund will
   deliver the notional amount and receive
   the defined deliverable obligation.
   (Counterparty: Lehman Brothers).                 01/25/38               305              (55)

Fund receives a monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund will
   deliver the notional amount and receive
   the defined deliverable obligation.
   (Counterparty: Lehman Brothers).                 01/25/38               305              (56)

Fund receives a monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund will
   deliver the notional amount and receive
   the defined deliverable obligation.
   (Counterparty: Lehman Brothers).                 01/25/38               205             (127)


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

February 29, 2008

------------------------------------------------------------------------------------------------
                                                                                 Net Unrealized
                                                                     Notional     Appreciation/
                                                  Expiration          Amount     (Depreciation)
Description                                          Date          (Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------
Fund receives a monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index.
   Upon a defined credit event, Fund will
   deliver the notional amount and receive
   the defined deliverable obligation.
   (Counterparty: Lehman Brothers).                 01/25/38               305   $          (74)

Fund receives a monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the E ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund will
   deliver the notional amount and receive
   the defined deliverable obligation.
   (Counterparty: Lehman Brothers).                 01/25/38               305              (40)

Fund receives a monthly payment of 0.417%
   (5.0% per annum) times the notional
   amount of the ABX.HE.BBB 07-2 Index.
   Upon a defined credit event, Fund will
   deliver the notional amount and receive
   the defined deliverable obligation.
   (Counterparty: Lehman Brothers).                 01/25/38             1,210             (228)

Fund receives a monthly payment of 0.417%
   (5.0% per annum) times the notional
   amount of the ABX.HE.BBB 07-2 Index.
   Upon a defined credit event, Fund will
   deliver the notional amount and receive
   the defined deliverable obligation.
   (Counterparty: Lehman Brothers).                 01/25/38               515             (102)

Fund delivers a quarterly payment of 0.89%
   (3.56% per annum) times the notional
   amount of CTX, 5.25% 6/15/15. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)        12/20/12               325               51

Fund delivers a quarterly payment of 0.9125%
   (3.65% per annum) times the notional
   amount of CTX, 5.25% 6/15/15. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)        12/20/12               195               30

Fund delivers a quarterly payment of 0.7075%
   (2.83% per annum) times the notional
   amount of TOL, 6.875% 11/15/12. Upon
   a defined credit event, Fund will receive
   the notional amount and deliver the
   defined obligation. (Counterparty: Merrill
   Lynch)                                           12/20/12               310               27

Fund delivers a quarterly payment of 0.695%
   (2.78% per annum) times the notional
   amount of TOL, 6.875% 11/15/12. Upon
   a defined credit event, Fund will receive
   the notional amount and deliver the
   defined obligation. (Counterparty: Merrill
   Lynch)                                           12/20/12               500               44
                                                                                 ---------------
                                                                                         (3,235)
                                                                                 ---------------

      Percentages are based on a Net Assets of $137,162 ($ Thousands)

*     Rate shown is the 7-day effective yield as of February 29, 2008.

+     Investment in affiliated security.

(A) Variable Rate Security - The rate reported is the rate in effect as of February 29, 2008. The date reported is the next reset date.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C) All or a portion of this security has been pledged as collateral for open futures contracts.

(D)   The rate reported is the effective yield at time of purchase.

(E) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.

+++   Real Estate Investment Trust

+ At February 29, 2008, the tax basis cost of the Fund's investments was $144,537 ($ Thousands), and the unrealized appreciation and depreciation were $538 ($ Thousands) and $(14,045) ($ Thousands) respectively.

      For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ARM -- Adjustable Rate Mortgage
CDO -- Collateralized Debt Obligation
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only - face amount represents notional amount
LIBOR -- London InterBank Offering Rate
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series
TBA -- To Be Announced

Amounts designated as "--" are $0 or have been rounded to $0


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Duration Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES -- 31.0%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 10.2%
   FHLMC
       6.500%, 08/01/29                           $         581   $         599
   FHLMC ARM
       7.241%, 05/01/35                                     423             434
       6.445%, 01/01/33                                     332             339
       6.193%, 01/01/34                                     883             897
       6.019%, 08/01/34                                   1,723           1,757
       5.289%, 08/01/34                                   2,660           2,708
       5.231%, 04/01/34                                   1,761           1,788
       5.128%, 04/01/34                                   1,585           1,611
       5.084%, 05/01/34                                   2,480           2,534
   FHLMC CMO, Ser 2006-4, Cl WE
       4.500%, 02/25/36                                   7,050           6,328
   FHLMC CMO, Ser 2733, Cl SB(A)
       5.201%, 03/15/08                                   9,810           8,254
   FHLMC CMO, Ser 2748, Cl ZT
       5.500%, 02/15/24                                     380             381
   FHLMC CMO, Ser 3096, Cl FL(A)
       3.521%, 03/15/08                                   4,576           4,503
   FHLMC CMO, Ser 3152, Cl JF(A)
       3.571%, 03/15/08                                   4,831           4,760
   FNMA
       7.000%, 04/01/34                                     570             598
   FNMA ARM
       6.939%, 07/01/33                                     689             700
       6.875%, 06/01/33                                   1,928           1,965
       6.660%, 10/01/34                                   1,402           1,423
       6.611%, 01/01/33                                     371             375
       6.455%, 08/01/34                                     719             734
       6.162%, 11/01/33                                   1,010           1,046
       6.139%, 08/01/36                                   3,250           3,326
       4.907%, 04/01/35                                     958             972
       4.783%, 06/01/35                                   4,293           4,313
       4.532%, 05/01/35                                   6,332           6,411
       4.519%, 09/01/35                                   3,931           3,937
   FNMA CMO, Ser 2001-48, Cl PD
       6.500%, 06/25/20                                     141             142
   FNMA CMO, Ser 2003-1, Cl PT
       5.500%, 04/25/28                                  10,356          10,490
   FNMA CMO, Ser 2003-122, Cl ZQ
       6.000%, 12/25/33                                     526             523
   FNMA CMO, Ser 2004-12, Cl ZX
       6.000%, 03/25/34                                     479             442
   FNMA CMO, Ser 2004-80, Cl XZ
       5.000%, 11/25/34                                     129              97
   FNMA CMO, Ser 2006-77, Cl PD
       6.500%, 10/25/30                                   7,928           8,269
   FNMA CMO, Ser 2007-83, Cl PA
       6.000%, 03/25/29                                   8,667           9,010
   GNMA CMO, Ser 2003-112, Cl SG(A)
       4.924%, 03/16/08                                     114              88
   GNMA CMO, Ser 2003-86, Cl ZK
       5.000%, 10/20/33                                   4,399           4,050
                                                                  --------------
                                                                         95,804
                                                                  --------------

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 20.8%
   Alliance Bancorp Trust, Ser OA1,
     Cl A1(A)
       5.105%, 03/25/08                                   3,440           2,965

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   American General Mortgage Loan
     Trust, Ser 2006-1, Cl A1(A) (B)
       5.750%, 12/25/35                           $         740   $         740
   American Home Mortgage Assets,
     Ser 2006-2, Cl 2A1(A)
       3.325%, 03/25/08                                   5,905           4,987
   American Home Mortgage Assets,
     Ser 2006-3, Cl 3A12(A)
       3.325%, 03/25/08                                   4,835           4,193
   American Home Mortgage Assets,
     Ser 2007-2, Cl A1(A)
       3.260%, 03/25/08                                   6,117           5,198
   American Home Mortgage Investment
     Trust, Ser 2004-2, Cl 2A(A)
       4.306%, 03/25/08                                   9,157           9,174
   American Home Mortgage Investment
     Trust, Ser 2007-2, Cl 11A1(A)
       5.095%, 03/25/08                                   4,670           4,195
   Banc of America Mortgage Securities,
     Ser 2003-E, Cl 2A1(A)
       4.033%, 03/01/08                                   3,754           3,791
   Bayview Commercial Asset Trust,
     Ser 2005-1A, Cl A1(A) (B)
       3.435%, 03/25/08                                   3,706           3,486
   Bayview Commercial Asset Trust,
     Ser 2006-1A, Cl M3(A) (B)
       5.285%, 03/25/08                                   1,976           1,256
   Bayview Commercial Asset Trust,
     Ser 2007-1, Cl A1(A) (B)
       3.355%, 03/25/08                                   4,865           4,529
   Bayview Commercial Asset Trust,
     Ser 2007-2A, Cl A1(A) (B)
       5.135%, 03/25/08                                   5,249           4,811
   Bayview Commercial Asset Trust,
     Ser 2007-3, Cl A1(A) (B)
       5.105%, 03/25/08                                   5,857           5,086
   Bella Vista Mortgage Trust, Ser 2004-1,
     Cl 2A1(A)
       7.066%, 03/01/08                                   8,954           8,904
   Chase Mortgage Finance, Ser 2007-A2,
     Cl 2A3(A)
       4.235%, 11/25/33                                   3,185           3,171
   Citigroup Commercial Mortgage Trust,
     Ser 2007-C6, Cl AM(A)
       5.889%, 06/10/17                                  10,245           8,927
   Citigroup Mortgage Loan Trust,
     Ser 2003-1, Cl WA2
       6.500%, 06/25/31                                     139             143
   Citigroup Mortgage Loan Trust,
     Ser 2004-2, Cl 2A1(B)
       6.500%, 08/25/18                                     115             119
   Citigroup Mortgage Loan Trust,
     Ser 2007-WFH1, Cl A1(A)
       4.925%, 03/25/08                                   7,491           7,382
   Citigroup Mortgage Loan Trust,
     Ser 2007-WFH1, Cl A3(A)
       3.285%, 03/25/08                                   3,000           2,526
   Citigroup Mortgage Loan Trust,
     Ser 2007-WFH2, Cl M1(A)
       3.535%, 03/25/08                                   3,500           1,754


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Citigroup Mortgage Loan Trust,
     Ser 2007-WFH4, Cl M2(A)
       5.285%, 03/26/08                           $       5,726   $       4,295
   Countrywide Alternative Loan Trust,
     Ser 2005-27, Cl 2A1(A)
       6.012%, 03/01/08                                   1,359           1,120
   Countrywide Alternative Loan Trust,
     Ser 2005-27, Cl 3A2(A)
       5.762%, 03/01/08                                     152             121
   Countrywide Alternative Loan Trust,
     Ser 2005-59, Cl 2X, IO
       1.312%, 11/20/35                                      16               1
   Countrywide Alternative Loan Trust,
     Ser 2005-59, Cl 1A1(A)
       5.070%, 03/20/08                                   3,960           3,568
   Countrywide Alternative Loan Trust,
     Ser 2005-61, Cl 2A1(A)
       5.145%, 03/25/08                                     741             683
   Countrywide Alternative Loan Trust,
     Ser 2005-72, Cl A1(A)
       5.059%, 03/27/08                                   1,357           1,225
   Countrywide Alternative Loan Trust,
     Ser 2006-OA12, Cl A2(A)
       5.159%, 03/20/08                                   4,409           3,532
   Countrywide Alternative Loan Trust,
     Ser 2006-OA2, Cl X1P, IO
       1.772%, 05/20/46                                   9,575             407
   Credit Suisse Mortgage Capital
     Certificates, Ser 2006-C5, Cl A3
       5.311%, 12/15/39                                   6,560           6,176
   DSLA Mortgage Loan Trust, Ser 2004-
     AR1, Cl A2A(A)
       5.375%, 03/19/08                                     111              98
   DSLA Mortgage Loan Trust, Ser 2005-
     AR4, Cl 2A1A(A)
       5.225%, 03/21/08                                     919             853
   DSLA Mortgage Loan Trust, Ser 2006-
     AR1, Cl 2A1A(A)
       5.728%, 03/01/08                                   6,146           5,866
   Greenpoint Mortgage Funding Trust,
     Ser 2006-AR3, Cl 4A1(A)
       5.075%, 03/25/08                                   5,601           4,826
   Greenwich Capital Commercial
     Funding, Ser 2005-GG5, Cl AM(A)
       5.277%, 03/01/08                                   8,775           7,830
   Greenwich Capital Commercial
     Funding, Ser 2007-GG9, Cl A4
       5.444%, 03/10/39                                   2,440           2,299
   GS Mortgage Securities II, Ser 2006-
     GG8, Cl A4
       5.560%, 11/10/39                                   5,935           5,702
   GS Mortgage Securities, Ser 2007-
     GG10, Cl A4(A)
       5.799%, 03/01/08                                   4,240           4,098
   Harborview Mortgage Loan Trust,
     Ser 2004-8, Cl 2A4A(A)
       5.365%, 03/19/08                                     709             681
   Harborview Mortgage Loan Trust,
     Ser 2005-01, Cl X, IO
       1.446%, 03/19/35                                   1,423              31

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Harborview Mortgage Loan Trust,
     Ser 2005-10, Cl 2A1A(A)
       5.275%, 03/21/08                           $         959   $         818
   Harborview Mortgage Loan Trust,
     Ser 2005-10, Cl X, IO(A)
       1.548%, 03/01/08                                      21               1
   Harborview Mortgage Loan Trust,
     Ser 2005-12, Cl X2B, IO(A)
       1.339%, 03/01/08                                   5,735             130
   Harborview Mortgage Loan Trust,
     Ser 2006-1, Cl X1, IO(A)
       2.613%, 03/19/37                                   8,937             371
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR12, Cl A1(A)
       5.255%, 03/25/08                                     327             297
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR12, Cl AX2, IO
       0.676%, 12/25/34                                   1,125              17
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR5, Cl 2A1B(A)
       5.265%, 03/27/08                                     338             300
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR6, Cl 6A1(A)
       5.459%, 03/01/08                                     234             235
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR7, Cl A2(A)
       5.295%, 03/25/08                                     107              99
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR8, Cl 2A2A(A)
       5.265%, 03/27/08                                     263             239
   Indymac Index Mortgage Loan Trust,
     Ser 2005-AR18, Cl 2A1A(A)
       5.175%, 03/25/08                                   1,940           1,727
   Indymac Index Mortgage Loan Trust,
     Ser 2005-AR18, Cl 2A1B(A)
       5.645%, 03/25/08                                     509             470
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR2, Cl 1A1A(A)
       5.085%, 03/25/08                                   2,127           1,846
   JPMorgan Chase Commercial Mortgage
     Securities, Ser 2006-LDP7, Cl A4(A)
       6.066%, 03/01/08                                   6,635           6,553
   JPMorgan Chase Commercial Mortgage
     Securities, Ser 2007-CB19, Cl A4(A)
       5.937%, 02/12/49                                   4,485           4,311
   JPMorgan Chase Commercial Mortgage
     Securities, Ser 2007-LDPX, Cl A3
       5.420%, 01/15/49                                   1,400           1,311
   JPMorgan Mortgage Trust, Ser 2005-
     A2, Cl 9A1(A)
       4.821%, 04/25/35                                   1,929           1,996
   Lehman XS NIM Trust, Ser 2006-2N,
     Cl A1(B)
       7.000%, 02/27/46                                     216             215
   Master Adjustable Rate Mortgage Trust,
     Ser 2006-OA2, Cl 4A1A(A)
       5.638%, 03/01/08                                   7,805           6,757
   Master Alternative Loans Trust,
     Ser 2003-3, Cl 2A1
       8.500%, 05/25/33                                     144             146


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Duration Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Master Seasoned Securities Trust,
     Ser 2005-1, Cl 4A1(A)
       6.041%, 03/25/08                           $         921   $         906
   Morgan Stanley Capital I, Ser 2006-
     HQ8, Cl A4(A)
       5.561%, 03/01/08                                   2,175           2,092
   Residential Accredit Loans, Ser 2005-
     QO3, Cl A1(A)
       5.265%, 03/25/08                                   6,798           6,146
   Structured Asset Mortgage
     Investments, Ser 2006-AR1,
     Cl 3A1(A)
       5.095%, 03/28/08                                   2,693           2,212
   Structured Asset Mortgage
     Investments, Ser 2006-AR5,
     Cl 2A1(A)
       3.345%, 05/25/36                                     694             593
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2006-C25, Cl AM(A)
       5.928%, 03/01/08                                   3,620           3,274
   Washington Mutual Mortgage Pass
     Through Certificates, Ser 2003-
     AR10, Cl A4(A)
       4.055%, 10/25/33                                   2,975           2,953
   Washington Mutual Mortgage Pass
     Through Certificates, Ser 2000-1,
     Cl M2(A)
       6.089%, 03/25/08                                     422             422
   Washington Mutual Mortgage Pass
     Through Certificates, Ser 2003-AR6,
     Cl A1(A)
       4.330%, 03/01/08                                   1,265           1,264
   Washington Mutual Mortgage Pass
     Through Certificates, Ser 2004-AR3,
     Cl A2(A)
       4.243%, 06/25/34                                   1,016           1,018
   Washington Mutual Mortgage Pass
     Through Certificates, Ser 2005-AR2,
     Cl 2A21(A)
       5.195%, 03/25/08                                     646             585
   Washington Mutual Mortgage Pass
     Through Certificates, Ser 2006-AR9,
     Cl 1XPP, IO
       0.570%, 08/25/46                                 105,091             755
   Washington Mutual Mortgage Pass
     Through Certificates, Ser 2007-OA3,
     Cl 4A1(A)
       5.558%, 03/01/08                                   4,057           3,651
                                                                  --------------
                                                                        194,459
                                                                  --------------
Total Mortgage-Backed Securities
   (Cost $306,564) ($ Thousands)                                        290,263
                                                                  --------------
ASSET-BACKED SECURITIES -- 20.2%

MORTGAGE RELATED SECURITIES -- 20.2%
   ACE Securities, Ser WF1, Cl A2C(A)
       5.205%, 03/25/08                                   3,523           3,143
   Asset Backed Securities Home Equity,
     Ser 2003-HE4, Cl M2(A)
       7.028%, 03/15/08                                   1,159             979

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Asset Backed Securities Home Equity,
     Ser 2005-HE6, Cl A2D(A)
       3.417%, 03/25/08                           $      10,500   $      10,198
   Aviation Capital Group Trust, Ser 2003-
     2A, Cl G2(A) (B)
       3.914%, 03/20/08                                   1,774           1,778
   Bayview Financial Acquisition Trust,
     Ser 2004-B, Cl A1(A) (B)
       5.355%, 03/28/08                                   4,500           4,275
   Bayview Financial Acquisition Trust,
     Ser 2005-A, Cl A1(A) (B)
       5.355%, 03/28/08                                   4,400           3,752
   Bayview Financial Revolving Mortgage
     Loan Trust, Ser 2005-E, Cl A1(A) (B)
       5.355%, 03/28/08                                   3,200           2,896
   Bear Stearns Asset-Backed Securities
     Trust, Ser 2007-HE1, Cl 1A1(A)
       3.255%, 03/25/08                                   6,106           5,782
   Bear Stearns Asset-Backed Securities
     Trust, Ser 2007-HE5, Cl 1A2(A)
       5.045%, 03/25/08                                   4,500           4,037
   BNC Mortgage Loan Trust, Ser 2007-2,
     Cl A2(A)
       4.965%, 03/25/08                                   1,591           1,482
   Carrington Mortgage Loan Trust,
     Ser 2006-NC5, Cl A1(A)
       3.185%, 03/25/08                                     825             782
   Carrington Mortgage Loan Trust,
     Ser 2007-RFC1, Cl 1(A)
       3.185%, 03/25/08                                   1,997           1,889
   Centex Home Equity, Ser 2002-D,
     Cl AF4
       5.210%, 11/25/28                                   1,244           1,224
   Continental Airlines, Ser 2002-1,
     Cl G1(A)
       5.319%, 05/15/08                                     262             263
   Countrywide Asset-Backed Certificates,
     Ser 2003-BC1, Cl M1(A)
       6.245%, 03/25/08                                     515             476
   Countrywide Asset-Backed Certificates,
     Ser 2005-12, Cl 1A1(A)
       3.285%, 03/27/08                                     696             694
   Countrywide Asset-Backed Certificates,
     Ser 2005-13, Cl AF1(A)
       4.995%, 03/27/08                                      37              37
   Countrywide Asset-Backed Certificates,
     Ser 2005-BC4, Cl 2A2(A)
       3.405%, 03/25/08                                   1,791           1,789
   Countrywide Home Equity Loan Trust,
     Ser 2005-M, Cl A2(A)
       5.148%, 03/15/08                                     116             115
   Credit-Based Asset Servicing and
     Securitization, Ser 2007-CB5,
     Cl A1(A)
       3.195%, 03/25/08                                   6,146           5,736
   Credit-Based Asset Servicing and
     Securitization, Ser 2006-CB1, Cl AF1
       5.457%, 01/25/36                                     597             594
   Credit-Based Asset Servicing,
     Ser 2005-CB5, Cl AF1(A)
       5.005%, 03/25/08                                     102             102


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Credit-Based Asset Servicing,
     Ser 2006-CB4, Cl AV3(A)
       5.015%, 03/25/08                           $       4,750   $       4,388
   Credit-Based Asset Servicing,
     Ser 2007-CB1, Cl AF1A(A)
       3.446%, 03/25/08                                   4,368           4,216
   Credit-Based Asset Servicing,
     Ser 2007-CB2, Cl A2A
       5.891%, 02/25/37                                   4,504           4,530
   First Franklin Mortgage Loan Asset-
     Backed Certificates, Ser 2005-FF2,
     Cl A2C(A)
       5.175%, 03/25/08                                   2,563           2,359
   First Franklin Mortgage Loan Asset-
     Backed Certificates, Ser 2005-FF10,
     Cl A3(A)
       3.345%, 03/25/08                                   2,526           2,499
   First Franklin Mortgage Loan Asset-
     Backed Certificates, Ser 2006-FF17,
     Cl A6(A)
       3.445%, 03/25/08                                   4,700           3,081
   First Franklin Mortgage Loan Asset-
     Backed Certificates, Ser 2007-FF1,
     Cl A2D(A)
       5.085%, 03/25/08                                   6,000           3,853
   First Franklin Mortgage Loan Asset-
     Backed Certificates, Ser 2007-FF2,
     Cl A2D(A)
       5.085%, 03/25/08                                   3,800           2,652
   GMAC Mortgage Loan Trust, Ser 2000-
     HE2, Cl A1(A)
       5.305%, 03/25/08                                     799             705
   Greenpoint Mortgage Funding Trust,
     Ser 2005-HE2, Cl A1(A)
       5.228%, 03/15/08                                      21              21
   GSAMP Trust, Ser 2006-HE7,
     Cl A2A(A)
       3.175%, 03/25/08                                   3,346           3,185
   GSAMP Trust, Ser 2006-S6, Cl A2
       5.552%, 10/25/36                                   4,000           1,169
   GSR Mortgage Loan Trust, Ser 2005-
     HEL1, Cl M2(A)
       3.865%, 03/29/08                                   2,400             230
   Home Equity Asset Trust, Ser 2005-6,
     Cl 1A2(A)
       5.069%, 03/25/08                                   4,434           4,264
   Home Equity Asset Trust, Ser 2007-2,
     Cl 2A4(A)
       5.235%, 03/02/08                                   1,400             868
   Home Equity Asset Trust, Ser 2007-3,
     Cl 2A2(A)
       5.045%, 03/25/08                                   4,500           3,973
   Home Equity Mortgage Trust,
     Ser 2006-1, Cl A1B(A)
       4.995%, 03/27/08                                     648             501
   Indymac Home Equity Loan Asset-
     Backed Trust, Ser 2002-A, Cl M1(A)
       5.990%, 03/27/08                                   1,072             998
   Indymac Residential Asset Backed
     Trust, Ser 2006-A, Cl A2(A)
       5.015%, 03/25/08                                   1,943           1,899

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Inman Square Funding, Ser 2A, Cl I(A)
     (B)
       5.096%, 04/06/08                           $       3,162   $       2,530
   Irwin Home Equity, Ser 2003-A,
     Cl M2(A)
       7.015%, 03/27/08                                     348             339
   Ivy Lane CDO, Ser 2006-1A, Cl A1(A)
     (B)
       5.208%, 05/05/08                                   2,718           2,147
   JPMorgan Mortgage Acquisition,
     Ser 2006-CH2, Cl AV2(A)
       4.915%, 03/25/08                                   3,316           3,142
   Lehman XS Trust, Ser 2006-12N,
     Cl A1A1(A)
       4.945%, 03/25/08                                     516             510
   Long Beach Asset Holdings, Ser 2006-
     8, Cl N1(B)
       6.048%, 10/25/46                                   1,625              93
   Long Beach Asset Holdings, Ser 2006-
     9, Cl N1(B)
       6.250%, 10/25/46                                   1,214              79
   Long Beach Mortgage Loan Trust,
     Ser 2006-11, Cl 2A1(A)
       4.925%, 03/25/08                                   1,486           1,387
   Master Asset Backed Securities Trust,
     Ser 2007-HE1, Cl A1(A)
       4.869%, 03/25/08                                   5,727           5,419
   Merrill Lynch Mortgage Investors Trust,
     Ser 2006-RM4, Cl A2B(A)
       4.965%, 03/25/08                                   7,123           6,729
   Merrill Lynch Mortgage Investors Trust,
     Ser 2006-WMC1, Cl A2B(A)
       5.005%, 03/27/08                                   1,678           1,655
   Mid-State Trust, Ser 2004-1, Cl B
     8.900%, 08/15/37                                       350             346
   Morgan Stanley Capital, Ser 2002-HE3,
     Cl M1(A)
       5.965%, 03/26/08                                   2,144           1,842
   Morgan Stanley Capital, Ser 2004-NC2,
     Cl M2(A)
       6.065%, 03/26/08                                     912             800
   Morgan Stanley Capital, Ser 2007-HE5,
     Cl A2A(A)
       4.975%, 03/25/08                                   1,500           1,455
   Morgan Stanley Capital, Ser 2007-HE7,
     Cl M1(A)
       6.789%, 03/25/08                                   4,942           3,583
   Nationstar Home Equity Loan Trust,
     Cl 2AV2(A)
       3.265%, 03/25/08                                   1,755           1,592
   Nationstar Home Equity Loan Trust,
     Ser 2006-B, Cl AV3(A)
       5.035%, 03/25/08                                   5,075           4,367
   Nationstar Home Equity Loan Trust,
     Ser 2007-A, Cl AV1(A)
       4.925%, 03/25/08                                   3,615           3,435
   Nationstar Home Equity Loan Trust,
     Ser 2007-A, Cl AV4(A)
       5.095%, 03/25/08                                   4,000           2,598


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Duration Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Nationstar Home Equity Loan Trust,
     Ser 2007-B, Cl 2AV4(A)
       5.185%, 03/25/08                           $       4,240   $       2,711
   Nationstar NIM Trust, Ser 2007-B,
     Cl A(B)
       8.750%, 05/25/37                                     831             482
   Nationstar NIM Trust, Ser 2007-C,
     Cl A(B)
       8.000%, 06/25/37                                     793             131
   Nomura Asset Acceptance, Ser 2006-
     S1, Cl A1(A) (B)
       5.005%, 03/25/08                                     413             388
   Nomura Asset Acceptance, Ser 2006-
     S4, Cl AIO, IO(A)
       10.000%, 08/25/36                                  5,417             252
   Nomura Home Equity Loan, Ser 2007-
     3, Cl 2A1(A)
       4.929%, 03/31/08                                   4,784           4,283
   Popular Asset-Backed Mortgage Pass-
     Through Trust, Ser 2007-D, Cl A1(A)
       4.925%, 03/25/08                                   1,113           1,092
   Renaissance Home Equity Loan Trust,
     Ser 2006-4, Cl AV1(A)
       3.205%, 03/25/08                                   1,218           1,162
   Renaissance Home Equity Loan Trust,
     Ser 2007-1, Cl N(B)
       -%, 04/25/37                                         724             435
   Residential Asset Mortgage Products,
     Ser 2006-RZ5, Cl A1B(A)
       3.235%, 03/25/08                                   4,861           4,671
   Residential Asset Mortgage Products,
     Ser 2007-RZ1, Cl A1(A)
       3.205%, 03/25/08                                   1,291           1,256
   Residential Funding Mortgage
     Securities II, Ser 2006-HSA2,
     Cl AI1(A)
       3.245%, 03/27/08                                     730             680
   Residential Funding Mortgage
     Securities, Ser 1999-HI8, Cl AI7
       7.970%, 11/25/29                                     197             196
   SACO I Trust, Ser 2006-8, Cl AIO, IO(A)
       5.500%, 06/25/36                                  13,190             202
   Saxon Asset Securities Trust, Ser 2005-
     1, Cl M1(A)
       5.660%, 03/25/08                                   2,925           2,609
   Securitized Asset Backed Receivables
     LLC Trust, Ser 2007-BR5, Cl A2A(A)
       3.265%, 03/25/08                                   4,931           4,747
   Securitized Asset Backed Receivables
     LLC Trust, Ser 2007-HE1, Cl A2A(A)
       3.195%, 03/25/08                                   4,298           3,899
   Soundview Home Equity Loan Trust,
     Ser 2006-1, Cl A2(A)
       3.275%, 03/27/08                                     405             402
   Soundview Home Equity Loan Trust,
     Ser 2006-OPT3, Cl 2A1(A)
       3.195%, 03/25/08                                   1,060           1,057
   Soundview Home Equity Loan Trust,
     Ser 2007-OPT5, Cl M1(A) (B)
       4.785%, 03/25/08                                   5,700           3,933

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Soundview NIM Trust, Ser 2007-OPT1,
     Cl N(B)
       9.000%, 06/25/37                           $       1,269   $         698
   Structured Asset Securities, Ser 2006-
     WF2, Cl A3(A)
       3.285%, 03/25/08                                   3,600           3,364
   Structured Asset Securities, Ser 2007-
     EQ1, Cl A4(A)
       3.385%, 03/25/08                                   9,817           7,763
   UCFC Home Equity Loan, Ser 1998-D,
     Cl MF1
       6.905%, 04/15/30                                     187             181
   Wells Fargo Home Equity Trust,
     Ser 2007-1, Cl A1(A)
       3.235%, 03/25/08                                   1,319           1,285
                                                                  --------------
Total Asset-Backed Securities
   (Cost $219,334) ($ Thousands)                                        189,341
                                                                  --------------
CORPORATE OBLIGATIONS -- 16.4%

CONSUMER DISCRETIONARY -- 0.2%
   Comcast(A)
       4.677%, 04/16/08                                   1,850           1,823
                                                                  --------------
FINANCIALS -- 9.6%
     Bank of America(A)
       8.000%, 12/29/49                                   4,500           4,662
   Bank of America, Ser A(B)
       8.070%, 12/31/26                                   4,278           4,340
   Barrick Gold Finance
       5.800%, 11/15/34                                   1,763           1,596
   Bear Stearns(A)
       7.250%, 02/01/18                                   3,100           3,008
       4.325%, 04/16/08                                   4,500           4,297
   Camden Property Trust+++
       4.375%, 01/15/10                                   2,000           1,951
   Capital One Financial MTN(A)
       5.426%, 03/11/08                                   1,650           1,602
   Chase Capital II(A)
       3.739%, 05/01/08                                   2,250           1,801
   Citigroup
       4.125%, 02/22/10                                   3,694           3,732
   Citigroup Capital XXI(A)
       8.300%, 12/21/57                                   2,175           2,208
   Countrywide Financial MTN(A)
       5.610%, 05/05/08                                   1,200           1,179
       5.430%, 03/26/08                                   2,650           2,376
       5.211%, 12/19/08                                   1,800           1,596
   Countrywide Home Loans MTN
       3.250%, 05/21/08                                   1,700           1,654
   Credit Suisse MTN(A) (B) (F)
       0.000%, 03/24/08                                   1,419           1,423
       0.000%, 03/24/08                                     569             571
   Deutsche Bank Capital Funding
     Trust(A) (B)
       5.628%, 01/19/16                                   2,613           2,329
   Developers Diversified Realty+++
       3.875%, 01/30/09                                   1,925           1,889
   Duke Realty+++
       6.750%, 05/30/08                                   1,125           1,132


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Farmers Insurance Exchange(B)
       8.625%, 05/01/24                           $         255   $         275
   First Union Institutional Capital I
       8.040%, 12/01/26                                   1,250           1,303
   Ford Motor Credit LLC
       6.625%, 06/16/08                                     575             573
   GMAC LLC(A)
       7.821%, 03/25/08                                   1,432           1,075
   HBOS(A) (B)
       5.920%, 09/29/49                                   2,400           2,044
   HSBC America Capital Trust II(B)
       8.380%, 05/15/27                                      50              52
   JPMorgan Chase
       6.000%, 01/15/18                                   4,000           4,150
   Kimco Realty, Ser C MTN+++
       3.950%, 08/05/08                                   2,500           2,491
   Lehman Brothers Holdings MTN(A)
       11.000%, 11/07/16                                  1,000           1,083
       8.920%, 08/16/08                                     756             723
       5.429%, 04/18/08                                     990             933
       4.978%, 05/16/08                                   2,000           1,926
       4.934%, 03/23/08                                   2,000           1,970
   Lehman Brothers Holdings, Ser H
     MTN(A)
       8.511%, 05/30/08                                     861           1,004
   MBNA Capital B(A)
       4.039%, 05/01/08                                   1,863           1,562
   Meridian Funding(A) (B)
       4.846%, 04/06/08                                      56              55
   Merrill Lynch MTN(A)
       8.950%, 05/18/08                                   1,340           1,416
       8.680%, 05/02/08                                   1,305           1,341
   Nationwide Mutual Insurance(B)
       7.875%, 04/01/33                                     673             670
   Power Receivables Finance(B)
       6.290%, 01/01/12                                   1,070           1,141
   Security Benefit Life(B)
       7.450%, 10/01/33                                   3,250           3,398
   Simon Property Group+++
       7.000%, 07/15/09                                   2,000           2,067
   Simon Property Group L.P.+++
       5.750%, 05/01/12                                   1,250           1,263
   Toyota Motor Credit MTN(A)
       8.000%, 04/24/08                                   2,041           2,068
   UDR, Ser E MTN++
       4.500%, 03/03/08                                   1,000           1,000
       4.250%, 01/15/09                                   1,550           1,548
   Wachovia(A)
       7.980%, 09/15/08                                   4,000           4,153
   Weingarten Realty Investors MTN+++
       8.250%, 01/22/10                                   3,325           3,589
   WoodBourne Pass-Through Trust(A)
     (B)
       5.767%, 03/08/08                                     700             665
   ZFS Finance USA Trust I(A) (B)
       6.500%, 05/09/37                                   1,025             927
                                                                  --------------
                                                                         89,811
                                                                  --------------
HEALTH CARE -- 0.3%
   UnitedHealth Group
       6.875%, 02/15/38                                   2,835           2,808
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

INDUSTRIALS -- 2.3%
   America West Airlines, Ser 01-1
       7.100%, 04/02/21                           $         175   $         172
   American Airlines, Ser 99-1
       7.024%, 10/15/09                                   1,300           1,302
   American Airlines, Ser AMBC
       3.857%, 07/09/10                                   3,265           3,077
   Cedar Brakes II LLC(B)
       9.875%, 09/01/13                                   1,458           1,644
   Continental Airlines, Ser 1998-3
       6.320%, 11/01/08                                   2,000           1,995
   Continental Airlines, Ser 99-2
       7.056%, 09/15/09                                   2,595           2,585
   Continental Airlines, Ser AMBC
       6.236%, 03/15/20                                     116             109
   Delta Air Lines, Ser 2001-1
       7.111%, 09/18/11                                   2,400           2,381
   Northwest Airlines, Ser 1A-2
       6.841%, 04/01/11                                   2,610           2,577
   United Air Lines, Ser 2001-1, Cl A-1
       6.071%, 03/01/13                                   2,882           2,861
   United Air Lines, Ser 2001-1
       6.201%, 09/01/08                                     883             880
   Viacom(A)
       5.341%, 03/16/08                                   2,000           1,953
                                                                  --------------
                                                                         21,536
                                                                  --------------
TELECOMMUNICATION SERVICES -- 1.0%
   Comcast Cable Communications LLC
       6.200%, 11/15/08                                   3,000           3,043
   Verizon Communications
       6.400%, 02/15/38                                   6,200           6,219
                                                                  --------------
                                                                          9,262
                                                                  --------------
UTILITIES -- 3.0%
   Centerpoint Energy
       5.875%, 06/01/08                                   5,000           5,014
   Entergy Gulf States(A) (B)
       5.524%, 05/15/08                                     810             792
       3.750%, 03/08/08                                   1,100           1,103
       3.600%, 06/01/08                                   1,525           1,519
   Entergy Louisiana LLC
       5.830%, 11/01/10                                   1,750           1,750
   Panhandle Eastern Pipeline
       4.800%, 08/15/08                                   4,150           4,154
   Power Contract Financing(B)
       6.256%, 02/01/10                                   1,383           1,416
   Progress Energy Florida, Cl A(A)
       5.279%, 03/13/08                                   2,200           2,197
   Sempra Energy(B)
       5.781%, 11/01/14                                   1,400           1,415
   Tennessee Valley Authority
       4.875%, 01/15/48                                   9,085           8,857
                                                                  --------------
                                                                         28,217
                                                                  --------------
Total Corporate Obligations
   (Cost $154,020) ($ Thousands)                                        153,457
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (E) -- 12.0%
   FHLB(C)
     2.950%, 03/05/08                                     7,500           7,498
     2.750%, 03/07/08                                     7,300           7,297
     2.720%, 03/11/08                                     7,300           7,294
     2.850%, 03/12/08                                     7,300           7,294


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Duration Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------

     2.840%, 03/19/08                             $       6,040   $       6,031
     2.890%, 03/24/08                                     4,105           4,097
     2.748%, 04/23/08                                    10,180          10,139
     2.900%, 04/25/08                                     7,285           7,255
   FHLMC
     5.754%, 03/10/08                                     3,270           3,268
     2.730%, 03/26/08                                    37,421          37,350
   FNMA(C)
     2.730%, 03/14/08                                     7,300           7,295
     2.869%, 04/23/08                                     7,515           7,489
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $112,300) ($ Thousands)                                        112,307
                                                                  --------------
COMMERCIAL PAPER (E) -- 8.5%
   AT&T
       2.920%, 03/20/08                                     945             944
   Bank of America
       2.930%, 03/20/08                                     945             944
   Bear Stearns
       3.220%, 03/25/08                                     945             943
       3.200%, 03/27/08                                   8,800           8,780
   BNP Paribas Finance
       3.032%, 03/13/08                                  17,950          17,932
   General Electric Capital
       3.030%, 03/12/08                                  18,130          18,112
   JPMorgan Chase
       2.890%, 03/05/08                                     945             945
       2.940%, 03/28/08                                   4,420           4,410
   Merrill Lynch
       3.130%, 03/26/08                                   6,150           6,137
   National Rural Utility
       2.900%, 03/19/08                                     945             944
   UBS Finance
       3.117%, 03/04/08                                  17,885          17,880
       3.045%, 03/13/08                                     945             944
                                                                  --------------
Total Commercial Paper (Cost $78,915)
   ($ Thousands)                                                         78,915
                                                                  --------------
CERTIFICATES OF DEPOSIT -- 0.2%
   JPMorgan Chase Bank(A)
       7.590%, 03/28/08                                     735             711
       8.750%, 11/28/21                                     691             684
                                                                  --------------
Total Certificates of Deposit
   (Cost $1,393)($ Thousands)                                             1,395
                                                                  --------------
CASH EQUIVALENT -- 0.5%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 3.59%* (D)                4,789,236           4,789
                                                                  --------------
Total Cash Equivalent
   (Cost $4,789) ($ Thousands)                                            4,789
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.0%
   U.S. Treasury Bill(C) (E)
       2.131%, 03/27/08                           $         135   $         135
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $135) ($ Thousands)                                                135
                                                                  --------------
TOTAL INVESTMENTS -- 88.8%
   (Cost $877,450)($ Thousands) +                                 $     830,602
                                                                  ==============

A summary of the open futures contracts held by the Fund at February 29, 2008, is as follows:
--------------------------------------------------------------------------------

                               Number Of                           Unrealized
         Type of               Contracts         Expiration       Appreciation
         Contract             Long/(Short)          Date          ($ Thousands)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
U.S. Long Treasury Bond                (59)        Jun-2008       $       (202)
                                                                  =============

A summary of outstanding swap agreements held by the Fund at February 29, 2008, is as follows:
--------------------------------------------------------------------------------
                               Interest Rate Swaps
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                                                Net Unrealized
                                                                    Notional     Appreciation
                                                     Expiration      Amount     (Depreciation)
Description                                             Date      (Thousands)    ($ Thousands)
-----------------------------------------------------------------------------------------------
Fund receives a fixed rate of 4.5725% and pays
   a floating rate based on the 3 month
   LIBOR rate. (Counterparty: Citigroup)               12/05/17         9,900   $          284

Fund receives a fixed rate of 4.615% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty: Morgan Stanley)                12/04/17        23,200              750

Fund receives a fixed rate of 5.095% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty: JPMorgan Chase)                03/05/17        15,510            1,363

Fund receives a fixed rate of 5.505% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty: Citigroup)                     08/02/17        15,640            1,702

Fund receives a fixed rate of 5.064% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty: Credit Suisse First
   Boston)                                             03/02/16        35,640            3,168

Fund receives a fixed rate of 5.1025% and pays
   a floating rate based on the 3 month
   LIBOR rate. (Counterparty: Morgan
   Stanley)                                            11/02/17        15,300            1,356

Fund receives a fixed rate of 5.634% and pays a
   floating rate based on the 3 month LIBOR
   (Counterparty: Credit Suisse First Boston)          07/05/17        18,060               26

Fund receives a fixed rate of 5.399% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty: Barclays Capital)              09/05/26        22,460            2,210

Fund receives a fixed rate of 4.735% and pays a
   floating rate based on the 3 month LIBOR
   (Counterparty: Morgan Stanley)                      02/04/28        66,000             (137)

Fund receives a fixed rate of 4.87% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty: Citigroup)                     12/05/27       127,860            1,738

Fund receives a fixed rate of 4.911% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty: Merrill Lynch)                 12/04/27        85,000            1,624

Fund receives a fixed rate of 4.9125% and pays
   a floating rate based on the 3 month
   LIBOR rate. (Counterparty: Deutsche
   Bank)                                               12/04/27        82,500            1,593


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

----------------------------------------------------------------------------------------------
                                                                                Net Unrealized
                                                                    Notional     Appreciation
                                                     Expiration      Amount     (Depreciation)
Description                                             Date      (Thousands)    ($ Thousands)
----------------------------------------------------------------------------------------------
Fund receives a fixed rate of 4.978% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty: Credit Suisse First
   Boston)                                             01/03/28        40,600   $        1,140

Fund receives a fixed rate of 5.06% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty: JPMorgan Chase)                12/04/26        28,410            1,157

Fund receives a fixed rate of 5.06% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty: Lehman Brothers)               12/04/26        65,000            2,647

Fund receives a fixed rate of 5.1425% and pays
   a floating rate based on the 3 month
   LIBOR. (Counterparty: Deutsche Bank)                01/07/25        21,660            1,188

Fund receives a fixed rate of 5.2325% and pays
   a floating rate based on the 3 month
   LIBOR rate. (Counterparty: Lehman
   Brothers)                                           03/02/27        58,600            4,463

Fund receives a fixed rate of 5.234% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty: JPMorgan Chase)                03/02/27        50,000            3,818

Fund receives a fixed rate of 5.371% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty: Credit Suisse First
   Boston)                                             04/03/27        20,800            1,960

Fund receives a fixed rate of 5.423% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty: Merrill Lynch)                 10/02/27        60,000            6,056

Fund receives a fixed rate of 5.596% and pays a
   floating rate based on 3 month LIBOR
   (Counterparty: Barclays Capital)                    06/04/27        24,900            2,749

Fund receives a fixed rate of 5.6825% and
   pays a floating rate based on the 3
   month LIBOR rate. (Counterparty:
   Citigroup)                                          08/02/27        65,000            8,011

Fund receives a fixed rate of 5.685% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty: Barclays Capital)              08/02/27        63,940            7,901

Fund receives a fixed rate of 4.865% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty: UBS Painewebber)               02/14/28        47,750              698

Fund receives a fixed rate of 4.986% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty: Deutsche Bank)                 10/04/25        17,630              827

Fund receives a fixed rate of 5.328% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty: Morgan Stanley)                11/02/27        66,200            5,975

Fund receives a fixed rate of 5.329% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty: Merrill Lynch)                 11/02/27        70,000            6,328

Fund receives a fixed rate of 5.364% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty: Credit Suisse First
   Boston)                                             05/02/27        21,440            2,046

Fund receives a fixed rate of 5.425% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty: JPMorgan Chase)                10/02/27        59,650            6,037

Fund receives a fixed rate of 5.445% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty: Merrill Lynch)                 09/04/27        39,000            4,063

Fund receives a fixed rate 5.7700% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty: Barclays Capital)              07/05/27        22,200            2,949

Fund receives a fixed rate of 5.7775% and pays
   a floating rate based on the 3 month
   LIBOR rate. (Counterparty: Credit Suisse
   First Boston)                                       07/05/27        57,000            7,634

Fund receives a fixed rate of 5.047% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty: Citigroup)                     01/04/26        59,690            2,452

Fund receives a fixed rate of 5.216% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty: Deutsche Bank)                 04/04/25        13,300            1,428

Fund receives a fixed rate of 5.216% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty: Barclays Capital)              04/04/25        49,000            3,750

----------------------------------------------------------------------------------------------
                                                                                Net Unrealized
                                                                    Notional     Appreciation
                                                     Expiration      Amount     (Depreciation)
Description                                             Date      (Thousands)    ($ Thousands)
----------------------------------------------------------------------------------------------
Fund receives a fixed rate of 5.216% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty: Credit Suisse First
   Boston)                                             04/04/25        50,000   $        3,827

Fund receives a fixed rate 5.2888% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty: Citigroup)                     10/03/26        25,615            2,146

Fund receives a fixed rate of 4.867% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty:: Morgan Stanley)               02/14/28        50,000              744

Fund receives a fixed rate of 5.144% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty:: Citigroup)                    02/02/26        28,000            1,545

Fund receives a fixed rate of 5.243% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty:: Citigroup)                    11/03/25        51,820            4,205

Fund receives a fixed rate of 5.244% and pays a
   floating rate based on the 3 month LIBOR
   rate. (Counterparty:: Barclays Capital)             11/03/25        51,820            4,212

Fund receives a fixed rate of 5.67% and pays
   a floating rate based on the 3month
   LIBOR rate. (Counterparty: Lehman
   Brothers)                                           08/03/27        15,220            1,849

Fund pays a fixed rate of 4.52375% and
   receives floating rate based on the 5y5y
   Swaption Straddle (Counterparty: Lehman
   Brothers)                                           05/24/17         2,080              134

Fund pays a fixed rate of 4.65% and receives
   floating rate based on the 5y5y Swaption
   straddle (Counterparty: Lehman Brothers)            05/18/17         3,700              198

Fund pays a fixed rate of 5.00% and receives
   floating rate based on the 5y5y Swaption
   straddle (Counterparty: Merrill Lynch)              10/18/17         2,150               51

Fund pays a fixed rate of 5.03% and receives
   floating rate based on the 5y5y Swaption
   straddle (Counterparty: Merrill Lynch)              10/16/17         2,150               55

Fund pays a fixed rate of 5.05% and receives
   floating rate based on the 5y5y Swaption
   straddle (Counterparty: Lehman Brothers)            10/16/17         2,140               42
                                                                                ---------------
                                                                                $      119,962
                                                                                ---------------

--------------------------------------------------------------------------------
                               Credit Default Swap
--------------------------------------------------------------------------------

Fund pays quarterly payment of 0.3175%
   (1.27% per annum) times notional
   amount of Ambac Assurance, 12/20/12.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   Barclays Capital)                                   12/20/12         3,350   $          607

Fund receives monthly payment of 0.013%
   (0.15% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Barclays Capital)                    08/25/37           650             (318)

Fund pays quarterly payment of 0.1875%
   (0.75% per annum) times the notional
   amount of Goldman Sachs 6.6%
   01/15/12. Upon a defined credit even,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: Barclays Capital)                    12/20/12            50                3

Fund pays quarterly payment of 0.29% (1.16%
   per annum) times the notional amount of
   Lehman Brothers 6.625% 01/18/12.
   Upon a defined credit even, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   Barclays Capital)                                   12/20/14         6,500              621


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Duration Fund

February 29, 2008

------------------------------------------------------------------------------------------------
                                                                                 Net Unrealized
                                                                     Notional     Appreciation
                                                      Expiration      Amount     (Depreciation)
Description                                              Date      (Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------
Fund pays monthly payment of 0.037% (0.44%
   per annum) times the notional amount of
   the ABX.HE.A 06-2 Index. Upon a
   defined credit event, Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Citigroup)                05/25/46         1,790   $         612

Fund receives monthly payment of 0.308%
   (3.69% per annum) times the notional
   amount of the ABX.HE.A 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Citigroup)                            01/25/38         1,790            (542)

Fund receives monthly payment of 0.013%
   (0.15% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Citigroup)                            08/25/37           600            (297)

Fund receives monthly payment of 0.013%
   (0.15% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Citigroup)                            08/25/37         1,000            (448)

Fund receives monthly payment of 0.013%
   (0.15% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Citigroup)                            08/25/37           605            (327)

Fund receives monthly payment of 0.013%
   (0.15% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Citigroup)                            03/25/37           595            (284)

Fund receives monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty Citigroup)                             01/25/38         5,965          (3,045)

Fund receives monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Citigroup)                            01/25/38         1,120            (538)

Fund receives monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Citigroup)                            01/25/38           595            (316)

Fund receives monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Citigroup)                            01/25/38           895            (511)

Fund pays quarterly payment of 0.97% (3.88%
   per annum) times notional amount of
   CDS-P PHM 5.25% 01/15/14 upon a
   defined credit event fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Citigroup)                12/20/12         1,000             110

------------------------------------------------------------------------------------------------
                                                                                 Net Unrealized
                                                                     Notional     Appreciation
                                                      Expiration      Amount     (Depreciation)
Description                                              Date      (Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.9775%
   (3.91% per annum) times notional
   amount of CDS-P PHM 5.25% 01/15/14
   upon a defined credit event fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   Citigroup)                                           12/20/12           825   $          90

Fund pays quarterly payment of 0.7075%
   (2.83% per annum) times notional
   amount of CDS TOL 6.875% 11/15/15.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   Citigroup)                                           12/20/12           740              64

Fund receives monthly payment of 0.008%
   (0.09% per annum) times the notional
   amount of the ABX.HE.AAA 7-1 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Credit Suisse First Boston)           08/25/37         4,170            (846)

Fund pays quarterly payment of 0.945% (3.78%
   per annum) times notional amount of
   CDS-P PHM 5.25% 1/15/14. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Credit Suisse
   First Boston)                                        12/20/12         1,000             111

Fund pays quarterly payment of 0.9675%
   (3.87% per annum) times notional
   amount of CDS-P PHM 5.25% 01/15/14.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   Deutsche Bank)                                       12/20/12           610              67

Fund receives monthly payment of 0.160%
   (1.92% per annum) times notional
   amount of the ABX.HE.AA 07-2
   Index. Upon a defined credit event, Fund
   pays the notional amount and takes
   receipt of the defined obligation.
   (Counterparty: JPMorgan Chase)                       01/25/38           600            (348)

Fund receives monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined obligation. Counterparty:
   JPMorgan Chase)                                      01/25/38         2,085          (2,142)

Fund receives monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined obligation. (Counterparty:
   JPMorgan Chase)                                      01/25/38         1,190            (631)

Fund pays quarterly payment of 0.185% (0.74%
   per annum) times notional amount of
   Goldman Sachs, 6.6% 01/15/12. Upon a
   defined credit event, Fund will deliver the
   notional amount and receive the defined
   obligation. (Counterparty: JPMorgan
   Chase)                                               12/20/12         4,300             274

Fund pays quarterly payment of 0.2275%
   (0.91% per annum) times notional
   amount Morgan Stanley of 6.6%
   04/01/12 upon a defined credit even,
   fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                       12/20/12         4,300             334

Fund pays monthly payment of 0.037% (0.44%
   per annum) times the notional amount of
   the ABX.HE.A 06-2 Index. Upon a
   defined credit event, fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Lehman
   Brothers)                                            05/25/46           905             382


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

------------------------------------------------------------------------------------------------
                                                                                 Net Unrealized
                                                                     Notional     Appreciation
                                                      Expiration      Amount     (Depreciation)
Description                                              Date      (Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------
Fund pays monthly payment of 0.027% (0.32%
   per annum) times the notional amount of
   the ABX.HE.AA 06-1 Index. Upon a
   defined credit event, Fund receives the
   notional amount and takes delivery of the
   defined obligation. (Counterparty:
   Lehman Brothers)                                     07/25/45            --   $          --

Fund receives monthly payment of 0.308%
   (3.69% per annum) times the notional
   amount of the ABX.HE.A 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Lehman Brothers)                      01/25/38           905            (331)

Fund receives monthly payment of 0.013%
   (0.15% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Lehman Brothers)                      08/25/37         2,980          (1,266)

Fund receives monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Lehman Brothers)                      01/25/38        11,000          (1,238)

Fund receives monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Lehman Brothers)                      01/25/38         1,030            (185)

Fund receives monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Lehman Brothers)                      01/25/38         1,030            (134)

Fund receives monthly payment of 0.16%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Lehman Brothers)                      01/25/38         1,735          (1,076)

Fund receives monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Lehman Brothers)                      01/25/38         1,030            (191)

Fund receives monthly payment of 0.160%
   (1.92% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Lehman Brothers)                      01/25/38         1,030            (248)

Fund receives monthly payment of 0.0075%
   (0.09% per annum) times the notional
   amount of the abx.he.aaa07-1 Index.
   Upon a defined credit event, Fund
   receives the notional amount and takes
   receipt of the defined deliverable
   obligation. (Counterparty: Lehman
   Brothers)                                            08/25/37         1,000            (111)

------------------------------------------------------------------------------------------------
                                                                                 Net Unrealized
                                                                     Notional     Appreciation
                                                      Expiration      Amount     (Depreciation)
Description                                              Date       (Thousands)   ($ Thousands)
------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.417%
   (5.00% per annum) times the notional
   amount of the ABX.HE.BBB 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Lehman Brothers)                      01/25/38         3,580   $        (675)

Fund receives monthly payment of 0.417%
   (5.00% per annum) times the notional
   amount of the ABX.HE.BBB 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Lehman Brothers)                      01/25/38         1,520            (301)

Fund pays quarterly payment of 0.89% (3.56%
   per annum) times notional amount of
   CDS-P CTX 5.25% 06/15/15. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)            12/20/12         1,100             172

Fund pays quarterly payment of 0.9125%
   (3.65% per annum) times notional
   amount of CDS-P CTX 5.25% 06/15/15.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   Merrill Lynch)                                       12/20/12           670             104

Fund pays quarterly payment of 0.7075%
   (2.83% per annum) times notional
   amount of CDS-P TOL 6.875% 11/15/12.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   Merrill Lynch)                                       12/20/12         1,050              91

Fund pays quarterly payment of 0.695% (2.78%
   per annum) times notional amount of
   CDS-P TOL 6.875% 11/15/12. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)            12/20/12         1,800             157
                                                                                 --------------
                                                                                 $     (12,550)
                                                                                 --------------

      Percentages are based on a Net Assets of $935,734 ($ Thousands)

*     Rate shown is the 7-day effective yield as of February 29, 2008

(A) Variable Rate Security - The rate reported is the rate in effect as of February 29, 2008. The date reported is the next reset date.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C) All or a portion of this security has been pledged as collateral for open futures contracts.

(D)   Investment in Affiliated Security.

(E)   The rate reported is the effective yield at time of purchase.

(F) The note accrues 12.50% annual coupon for any day that the 5-Year swap rate exceeds the 2-Year swap rate by 30 or more basis points.

+++   Real Estate Investment Trust

+ At February 29, 2008, the tax basis cost of Fund's investments was $877,450 ($ Thousands), and the unrealized appreciation and depreciation were $3,796 ($ Thousands) and $(50,644) ($ Thousands) respectively.

      For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ARM -- Adjustable Rate Mortgage
CDO -- Collateralized Debt Obligation
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Duration Fund

February 29, 2008

GNMA -- Government National Mortgage Association
IO -- Interest Only - face amount represents notional amount
LIBOR -- London Interbank Offering Rate
LLC -- Limited Liability Company
L.P. -- Limited Partnership
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                         (Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

GLOBAL BONDS -- 85.5%

ARGENTINA -- 7.0%
   Alto Parana(A)
         6.375%, 06/09/17                                   370   $         369
   Cia Transporte Energia Registered(A)
         8.875%, 12/15/16                                   390             338
      Province Del Neuquen(A)
         8.656%, 10/18/14                                   230             229
   Province of Buenos Aires(A) (B)
         9.625%, 04/18/28                                 1,335           1,088
         9.625%, 04/18/28                                 1,460           1,201
         2.000%, 05/15/35                                 1,100             404
   Province of Buenos Aires Argentina
         9.375%, 09/14/18                                   440             372
         9.375%, 09/14/18                                 1,000             848
   Province of Mendoza Registered
         5.500%, 09/04/18                                   373             306
   Republic of Argentina
         15.500%, 12/19/08 (C)                            2,000             637
         10.250%, 01/26/07 (C)              EUR             850             396
         9.750%, 09/19/27 (C)                             1,550             495
         9.359%, 12/15/35 (E)                             1,600             201
         9.000%, 11/19/08 (C)               EUR           1,000             227
         9.000%, 05/26/09 (C)               EUR           1,375             587
         8.500%, 07/01/04 (C)               EUR           4,300           1,926
         8.280%, 12/31/33 (D)                            28,013          24,678
         8.125%, 04/21/08                   EUR           2,000             873
         7.820%, 12/31/33 (E)               EUR             214             248
         7.000%, 10/03/15                                 2,400           2,013
         7.000%, 09/12/13                                 3,650           3,289
         7.000%, 04/17/17                                 1,570           1,283
         5.830%, 12/31/33 (E)               ARS           2,550             922
         3.092%, 08/03/12 (E)                            18,080           9,917
         1.330%, 12/31/38 (B)                            34,285          13,202
         1.318%, 12/15/35 (E)                            11,130           1,466
   Republic of Argentina, Ser E MTN(C)
         10.000%, 01/07/05                  EUR           1,650             777
         9.250%, 07/20/04                   EUR           2,100             937
         8.750%, 02/04/49                   EUR           4,725           1,865
         7.000%, 03/18/04                   EUR           2,300           1,039
   Transportadora Gas Norte(A) (B)
         9.000%, 12/31/12                                   100              86
         7.500%, 12/31/12                                    82              70
         7.500%, 12/31/12                                    67              57
         7.500%, 12/31/12                                    34              29
         7.500%, 12/31/12                                   210             185
                                                                  --------------
                                                                         72,560
                                                                  --------------
BAHAMAS -- 0.1%
   Banco Votorantim Nassau MTN(A)
         10.625%, 04/10/14                  BRL           2,300           1,251
                                                                  --------------

BELIZE -- 0.0%
   Government of Belize Registered
         4.250%, 02/20/29                                   330             243
                                                                  --------------

BERMUDA -- 0.1%
   Citic Resources Finance(A)
         6.750%, 05/15/14                                   250             233

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                         (Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Digicel Group(A)
         8.875%, 01/15/15                                   450   $         393
                                                                  --------------
                                                                            626
                                                                  --------------
BOSNIA-HERZEGOVINA -- 0.1%
   Republic of Bosnia & Herzegovina,
      Ser B(F)
         10.511%, 12/11/17                       EUR      2,000           1,087
                                                                  --------------

BRAZIl -- 11.8%
   Brazil Notas do Tesouro Nacional Ser F
         10.000%, 01/01/17                       BRL     37,525          19,542
   Cesp-Comp Ener Sao Paulo MTN(A)
         9.750%, 01/15/15                        BRL      1,050             664
   Federal Republic of Brazil
         12.500%, 01/05/22                       BRL     16,030          10,398
         11.000%, 08/17/40                               22,925          30,823
         10.250%, 01/10/28                       BRL      1,250             694
         10.125%, 05/15/27                                2,900           4,050
         8.875%, 10/14/19                                   200             249
         8.750%, 02/04/25                                 2,468           3,060
         8.500%, 09/24/12                        EUR      6,275          10,569
         8.250%, 01/20/34                                 2,250           2,717
         8.000%, 01/15/18                                 3,920           4,439
         7.125%, 01/20/37                                24,965          26,937
         6.000%, 01/17/17                                 1,750           1,794
   Petrobras International Finance
         5.875%, 03/01/18                                 4,580           4,524
   Usiminas Commercial(A) (D)
         7.250%, 01/18/18                                 1,250           1,312
         7.250%, 01/18/18                                   275             289
   Vale Overseas
         6.875%, 11/21/36                                   185             179
                                                                  --------------
                                                                        122,240
                                                                  --------------
CAYMAN ISLANDS -- 0.3%
   Banco Safra MTN(A)
         10.875%, 04/03/17                       BRL      2,250           1,181
   Blue City Investments
         13.750%, 11/07/13                                  500             499
   Earls Eight MTN(A) (B)
         7.500%, 12/31/12                                   350             308
   Interoceanica IV Finance(A) (F)
         3.891%, 11/30/25                                   800             365
         3.712%, 11/30/18                                   370             238
   Peru Enhanced Pass-Thru(A) (F)
         6.065%, 05/31/25                                   250              93
         4.019%, 05/31/18                                 1,175             802
   Vale Overseas
         6.250%, 01/23/17                                    70              71
                                                                  --------------
                                                                          3,557
                                                                  --------------
CHILE -- 0.4%
   Codelco
         5.500%, 10/15/13                                   575             603
   Republic of Chile
         5.500%, 01/15/13                                 2,929           3,120
                                                                  --------------
                                                                          3,723
                                                                  --------------
COLOMBIA -- 5.4%
   BanColombia
         6.875%, 05/25/17                                   365             352
   Bogota District Capital(A)
         9.750%, 07/26/28                   COP       1,629,000             775


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                         (Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   EEB International(A)
         8.750%, 10/31/14                        $          320   $         336
   Republic of Colombia(E)
         11.750%, 02/25/20                                4,818           6,998
         10.375%, 01/28/33                                  250             358
         9.850%, 06/28/27                   COP      25,148,000          12,560
         8.375%, 02/15/27                                 3,100           3,627
         8.250%, 12/22/14                                 2,640           3,037
         8.125%, 05/21/24                                 9,480          10,902
         7.375%, 01/27/17                                10,235          11,259
         7.375%, 09/18/37                                 4,905           5,216
         4.870%, 05/16/08                                   225             227
                                                                  --------------
                                                                         55,647
                                                                  --------------

CYPRUS -- 0.4%
   ABH Financial MTN(A)
         8.200%, 06/25/12                                   900             857
   Springvale Holdings(E)
         11.283%, 09/07/08                                1,000           1,000
   Teorema Holding
         11.000%, 10/27/09                                2,000           1,940
                                                                  --------------
                                                                          3,797
                                                                  --------------
DOMINICAN REPUBLIC -- 0.2%
   Republic of Dominican Republic
         9.040%, 01/23/18                                   410             452
         8.625%, 04/20/27                                 1,005           1,099
                                                                  --------------
                                                                          1,551
                                                                  --------------
ECUADOR -- 1.3%
   Republic of Ecuador Registered(D)
         10.000%, 08/15/30                               11,420          11,191
         9.375%, 12/15/15                                 2,235           2,288
                                                                  --------------
                                                                         13,479
                                                                  --------------
EL SALVADOR -- 1.7%
   Republic of El Salvador
         8.250%, 04/10/32                                 6,090           6,943
         7.750%, 01/24/23                                 1,760           1,962
         7.650%, 06/15/35                                 8,094           8,661
                                                                  --------------
                                                                         17,566
                                                                  --------------
GABON -- 0.3%
   Gabonese Republic(A)
         8.200%, 12/12/17                                 2,600           2,720
                                                                  --------------

GHANA -- 0.1%
   Republic of Ghana(A)
         8.500%, 10/04/17                                 1,050           1,098
                                                                  --------------

INDIA -- 0.0%
   ICICI Bank MTN(A)
         6.625%, 10/03/12                                   300             299
                                                                  --------------

INDONESIA -- 3.3%
   Excelcomindo Finance
         7.125%, 11/01/25                                   105             112
   Indosat Finance
         7.125%, 06/22/12                                 1,000           1,023
   Rebublic of Indonesia(A) (F)
         10.000%, 07/15/17                  IDR      20,525,000           2,261
         8.553%, 02/20/10                   IDR      17,075,000           1,604
         7.750%, 01/17/38                                10,025          10,465
         7.500%, 01/15/16                                 5,840           6,334
         7.250%, 04/20/15                                 1,900           2,035
         6.875%, 01/17/18                                   415             432

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                         (Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

         6.875%, 03/09/17                        $          620   $         647
         6.750%, 03/10/14                                 1,850           1,937
         6.625%, 02/17/37                                 4,175           3,904
   Republic of Indonesia
         8.500%, 10/12/35                                 3,235           3,708
                                                                  --------------
                                                                         34,462
                                                                  --------------
IRAQ -- 0.8%
   Republic of Iraq
         5.800%, 01/15/28                                12,025           8,718
                                                                  --------------

IRELAND -- 0.1%
   Dali Capital (Vneshtorgbk)
         7.000%, 04/13/09                   RUB          12,600             522
   TransCapital (Transneft)(A)
         6.103%, 06/27/12                                   600             612
                                                                  --------------
                                                                          1,134
                                                                  --------------
JERSEY -- 0.3%
   Aldar Funding
         5.767%, 11/10/11                                   850           1,671
   UBS Jersey Branch MTN(A) (E)
         6.296%, 11/01/13                                 1,180           1,403
                                                                  --------------
                                                                          3,074
                                                                  --------------
LEBANON -- 0.1%
   Lebanon Republic Registered MTN
         8.250%, 04/12/21                                   760             711
                                                                  --------------

LUXEMBOURG -- 1.2%
   ABN Amro Bank
         9.625%, 03/01/13                                 1,100           1,259
   Alfa Dividend Payment Rights Finance
      MTN(A) (E)
         6.891%, 03/15/08                                   376             361
   Gaz Capital for Gazprom Registered
      MTN
         8.625%, 04/28/34                                 5,150           6,011
   Kuznetski (Bank of Moscow)(B)
         7.500%, 11/25/15                                 1,300           1,289
   RSHB Capital (A)
         7.175%, 05/16/13                                   250             255
         6.299%, 05/15/17                                 2,320           2,163
   UBS (Vimpelcom) (Vimpelcom)
         8.250%, 05/23/16                                   690             684
                                                                  --------------
                                                                         12,022
                                                                  --------------
MALAYSIA -- 1.9%
   Bank Negara Monetary Note
         3.377%, 04/03/08                   MYR          10,290           3,114
   Government of Malaysia
         3.833%, 09/28/11                   MYR          12,150           3,851
         3.814%, 02/15/17                   MYR          15,985           5,050
         3.502%, 05/31/27                   MYR           4,900           1,390
   Petronas Capital Registered
         7.875%, 05/22/22                   MYR           5,290           6,564
                                                                  --------------
                                                                         19,969
                                                                  --------------
MEXICO -- 5.3%
   Mexican Bonos
         10.000%, 12/05/24                  MXP          41,870           4,792
         8.000%, 12/23/10                   MXP          21,310           2,020
         7.500%, 06/21/12                   MXP          52,487           4,907
   Mexican Bonos, Ser M10
         8.000%, 12/19/13                   MXP          37,423           3,581
         8.000%, 12/17/15                   MXP          24,000           2,309


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                         (Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

         7.250%, 12/15/16                   MXP  $       21,433   $       1,969
   Pemex Project Funding Master Trust
         6.625%, 06/15/35                                   400             418
         5.750%, 03/01/18                                 1,165           1,187
   United Mexican States(D)
         8.300%, 08/15/31                                 5,935           7,656
         8.125%, 12/30/19                                   725             908
         7.500%, 04/08/33                                 1,580           1,884
         6.625%, 03/03/15                                 3,885           4,305
         6.050%, 01/11/40                                   940             928
         5.625%, 01/15/17                                 5,334           5,555
   United Mexican States, Ser A MTN
         6.750%, 09/27/34                                11,058          12,153
   United Mexican States, Ser E MTN
         0.006%, 05/08/17                   EUR           5,000               5
                                                                  --------------
                                                                         54,577
                                                                  --------------
NETHERLANDS -- 0.6%
   HSBK Europe(A)
         7.250%, 05/03/17                                   300             263
   ING Bank, Ser E MTN
         9.625%, 05/30/08                                   600             585
   Kazkommerts International MTN(A)
         7.500%, 11/29/16                                   800             636
         7.500%, 11/29/16                                   400             315
   Lukoil International Finance(A)
         6.656%, 06/07/22                                   405             365
   Majapahit Holding(A)
         7.875%, 06/29/37                                   615             570
         7.750%, 10/17/16                                 1,500           1,482
         7.250%, 10/17/11                                   885             887
         7.250%, 06/28/17                                   840             798
   TGI International(A)
         9.500%, 10/03/17                                   620             654
                                                                  --------------
                                                                          6,555
                                                                  --------------
NIGERIA -- 0.3%
   HSBC Bank MTN
         10.500%, 07/28/08                  NGN         223,125           1,970
   UBS(A) (E)
         0.013%, 09/04/17                                   800             833
                                                                  --------------
                                                                          2,803
                                                                  --------------
PAKISTAN -- 0.3%
   Pakistan Mobile Communications(A)
         8.625%, 11/13/13                                   330             294
   Republic of Pakistan(A)
         7.875%, 03/31/36                                   320             293
         7.125%, 03/31/16                                 1,410           1,222
         6.875%, 06/01/17                                 1,340           1,138
                                                                  --------------
                                                                          2,947
                                                                  --------------
PANAMA -- 2.3%
   Republic of Panama
         9.375%, 04/01/29                                 1,795           2,369
         9.375%, 01/16/23                                   595             758
         8.875%, 09/30/27                                 4,400           5,546
         8.125%, 04/28/34                                   940           1,112
         7.250%, 03/15/15                                 8,835           9,674
         6.700%, 01/26/36                                 4,410           4,432
                                                                  --------------
                                                                         23,891
                                                                  --------------
PERU -- 3.0%
   Banco Credito Del Peru(A) (E) (G)
         7.170%, 10/15/22                   PEI           1,750             597

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                         (Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Republic of Peru(A)
         9.875%, 02/06/15                        $        1,830   $       2,298
         8.750%, 11/21/33                                 1,180           1,531
         8.375%, 05/03/16                                 1,000           1,190
         7.350%, 07/21/25                                11,480          12,859
         6.900%, 08/12/37                   PEI           2,500             844
         6.550%, 03/14/37                                   400             410
   Republic of Peru FLIRB, Ser 20YR(E)
         6.143%, 03/07/08                                11,365          11,251
                                                                  --------------
                                                                         30,980
                                                                  --------------
PHILIPPINES -- 7.2%
   DMCI Water(G)
         0.000%, 12/31/09                                 1,576           1,576
   National Power(A)
         9.625%, 05/15/28                                 1,100           1,320
         6.875%, 11/02/16                                   870             877
   Republic of Philippines(D)
         10.625%, 03/16/25                                4,350           6,047
         9.875%, 01/15/19                                   500             638
         9.500%, 02/02/30                                10,675          13,889
         9.500%, 10/21/24                                   200             254
         9.375%, 01/18/17                                10,540          12,885
         9.000%, 02/15/13                                   500             576
         8.250%, 01/15/14                                 4,060           4,593
         8.000%, 01/15/16                                 9,180          10,373
         7.750%, 01/14/31                                 9,071          10,035
         7.500%, 09/25/24                                 9,059           9,852
         6.375%, 01/15/32                                 1,975           1,903
                                                                  --------------
                                                                         74,818
                                                                  --------------
RUSSIA -- 10.4%
   Kazan Orgsintez
         9.250%, 10/30/11                                   330             329
   Orient Express Finance
         9.875%, 07/02/09                   RUB          15,000             576
   Russian Federation Registered
         12.750%, 06/24/28                               11,780          21,188
         7.500%, 03/31/30 (B)                            74,022          84,601
   VTB Capital MTN(A)
         6.609%, 10/31/12                                   800             784
                                                                  --------------
                                                                        107,478
                                                                  --------------
SOUTH AFRICA -- 0.9%
   Republic of South Africa
         8.500%, 06/23/17                                   815             954
         6.500%, 06/02/14                                 6,415           6,671
         5.875%, 05/30/22                                 1,855           1,753
                                                                  --------------
                                                                          9,378
                                                                  --------------
SOUTH KOREA -- 0.1%
   Shinhan Bank(E)
         6.819%, 09/20/36                                   590             503
   Woori Bank
         6.208%, 05/02/37                                   560             443
                                                                  --------------
                                                                            946
                                                                  --------------
SRI LANKA -- 0.0%
   Democratic Socialist Republic of Sri
      Lanka MTN(A)
         8.250%, 10/24/12                                   170             153
                                                                  --------------


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                         (Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

SUPRA-NATIONAL -- 0.3%
   European Investment Bank MTN
         10.000%, 01/28/11                  TRY  $        3,630   $       2,761
                                                                  --------------

THAILAND -- 0.3%
   Bangkok Bank
         9.025%, 03/15/29                                   370             389
   True Move(A)
         10.750%, 12/16/13                                  850             817
         10.375%, 08/01/14                                1,700           1,615
                                                                  --------------
                                                                          2,821
                                                                  --------------
TUNISIA -- 0.1%
   Banque Centrale de Tunisie
         8.250%, 09/19/27                                   420             512
         7.375%, 04/25/12                                   525             570
                                                                  --------------
                                                                          1,082
                                                                  --------------
TURKEY -- 5.8%
   Republic of Turkey(D)
         11.875%, 01/15/30                               12,175          18,428
         10.000%, 02/15/12                                  550             494
         9.500%, 01/15/14                                   300             352
         8.000%, 02/14/34                                 1,300           1,383
         7.375%, 02/05/25                                10,610          10,816
         7.250%, 03/05/38                                   340             328
         7.000%, 09/26/16                                 2,285           2,379
         6.875%, 03/17/36                                13,320          12,288
         6.750%, 04/03/18                                13,150          13,299
         2.088%, 01/19/11                                   460             364
                                                                  --------------
                                                                         60,131
                                                                  --------------
UKRAINE -- 2.1%
   Government of Ukraine Registered(A)
      (D)
         7.650%, 06/11/13                                 6,780           7,264
         6.875%, 03/04/11                                 4,225           4,407
         6.580%, 11/21/16                                 9,555           9,451
   Naftogaz Ukrainy
         8.125%, 09/30/09                                   600             587
                                                                  --------------
                                                                         21,709
                                                                  --------------
UNITED ARAB EMIRATES -- 0.5%
   Jafz Sukuk(E)
         6.100%, 11/27/12                   AED          20,000           5,574
                                                                  --------------

UNITED KINGDOM -- 0.5%
   Barclays Bank MTN(A) (E)
         12.500%, 03/17/13                                  600             782
         0.000%, 12/17/08                                   600             720
   Credit Suisse First Boston for City of
      Kiev
         8.000%, 11/06/15                                   750             733
   Credit Suisse First Boston International
      (Export/Import - Ukraine)
         7.650%, 09/07/11                                   500             505
         6.800%, 10/04/12                                   550             536
   HSBC Bank (Ukrsibbank)
         7.750%, 12/21/11                                   400             397
   Standard Bank(A)
         15.000%, 03/12/12                                  446             368
   Standard Bank, Ser E MTN(E)
         0.000%, 07/20/09                                   509             512

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                         (Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   UK Private Bank(A)
         8.000%, 02/06/12                        $          800   $         746
                                                                  --------------
                                                                          5,299
                                                                  --------------
UNITED STATES -- 0.4%
   Citigroup Funding(A) (E)
         10.000%, 01/03/17                                1,496           1,653
         6.000%, 05/18/15                                   700             813
   DST
         10.750%, 05/22/09                                1,100           1,100
   SLM MTN(E) (H)
         4.250%, 09/17/07                                   932             932
                                                                  --------------
                                                                          4,498
                                                                  --------------
URUGUAY -- 3.2%
   Republic of Uruguay
         9.250%, 05/17/17                                 7,550           8,985
         8.000%, 11/18/22                                16,377          17,686
         7.875%, 01/15/33                                 2,700           2,862
         7.625%, 03/21/36                                   200             206
         7.500%, 03/15/15                                 1,900           2,052
   Republic of Uruguay PIK
         7.875%, 01/15/33                                   856             907
                                                                  --------------
                                                                         32,698
                                                                  --------------
VENEZUELA -- 4.6%
   Government of Venezuela(D)
         13.625%, 08/15/18                                1,200           1,524
         10.750%, 09/19/13                                  400             426
         9.375%, 01/13/34                                10,495          10,243
         9.250%, 09/15/27                                18,285          18,010
         8.500%, 10/08/14                                 2,870           2,770
         7.650%, 04/21/25                                 2,200           1,881
         6.000%, 12/09/20                                 3,450           2,643
         5.750%, 02/26/16                                 6,990           5,749
   Government of Venezuela Registered
         7.000%, 12/01/18                                   500             429
   Petroleos de Venezuela
         5.375%, 04/12/27                                 5,605           3,328
         5.250%, 04/12/17                                   800             556
                                                                  --------------
                                                                         47,559
                                                                  --------------
VIRGIN ISLANDS -- 0.4%
   GTL Trade Finance(A)
         7.250%, 10/20/17                                 3,490           3,654
                                                                  --------------

Total Global Bonds
   (Cost $878,977) ($ Thousands)                                        883,846
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                         (Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

DEPOSIT WITH COUNTERPARTY AS COLLATERAL
FOR SWAP CONTRACTS -- 2.7%

   Deposits with Credit Suisse First Boston
      as Collateral for Swap Contract
      Outstanding                                           600   $         600
   Deposits with Credit Suisse First Boston
      as Collateral for Swap Contract
      Outstanding                                           600             600
   Deposits with Credit Suisse First Boston
      as Collateral for Swap Contract
      Outstanding                                           940             940
   Deposits with Credit Suisse First Boston
      as Collateral for Swap Contract
      Outstanding                                         2,400           2,400
   Deposits with Credit Suisse First Boston
      as Collateral for Swap Contract
      Outstanding                           TRY             494             409
   Deposits with Deutsche Bank as
      Collateral for Swap Contract
      Outstanding                           BRL           7,115           4,222
   Deposits with Deutsche Bank as
      Collateral for Swap Contract
      Outstanding                           IDR       6,122,829             675
   Deposits with Goldman Sachs as
      Collateral for Swap Contract
      Outstanding                           BRL           3,752           2,227
   Deposits with HSBC as Collateral for
      Swap Contract Outstanding             TRY           3,054           2,528
   Deposits with JPMorgan Chase as
      Collateral for Swap Contract
      Outstanding                                         2,992           2,992
   Deposits with JPMorgan Chase as
      Collateral for Swap Contract
      Outstanding                                         1,047           1,047
   Deposits with Merrill Lynch as
      Collateral for Swap Contract
      Outstanding(E)                                        243             243
   Deposits with Merrill Lynch as
      Collateral for Swap Contract
      Outstanding                                         2,200           2,200
   Deposits with Merrill Lynch as
      Collateral for Swap Contract
      Outstanding                           NGN         229,710           1,963
   Deposits with Merrill Lynch as
      Collateral for Swap Contract
      Outstanding                           NGN         285,300           2,438
   Deposits with Merrill Lynch as
      Collateral for Swap Contract
      Outstanding                           NGN         229,710           1,963
   Deposits with Standard Bank as
      Collateral for Swap Contract
      Outstanding                                            72              72
   Deposits with UBS as Collateral for
      Swap Contract Outstanding             NGN          44,062             377
                                                                  --------------

   Total Deposit with Counterparty as
      Collateral for Swap Contracts
      (Cost $27,217) ($ Thousands)                                       27,896
                                                                  --------------

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                         (Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATION -- 2.3%
   U.S. Treasury Note(D) (I)
         4.875%, 08/31/08                                23,290   $      23,634
                                                                  --------------

Total U.S. Treasury Obligation
   (Cost $23,434) ($ Thousands)                                          23,634
                                                                  --------------

LOAN PARTICIPATIONS -- 2.0%

EGYPT -- 0.2%
   Egyptian Urea Petrochemical
         0.000%, 07/01/17                                 1,750           1,750
                                                                  --------------

GERMANY -- 0.1%
   Rike
         0.000%, 08/17/11                                 1,200           1,200
                                                                  --------------

INDONESIA -- 0.8%
   Rebublic of Indonesia
         0.000%, 02/20/10                   IDR      41,837,000           3,936
   Republic of Indonesia
         0.000%, 02/20/10                   IDR      41,610,000           3,918
                                                                  --------------
                                                                          7,854
                                                                  --------------
SINGAPORE -- 0.3%
   Neptune
         0.000%, 05/12/08                                 3,522           3,522
                                                                  --------------

TURKEY -- 0.6%
   Cukurova, Ser A
         0.000%, 05/01/08                                 2,926           2,853
   Cukurova, Ser B
         0.000%, 05/01/12                                 3,850           3,754
                                                                  --------------
                                                                          6,607
                                                                  --------------
Total Loan Participations
   (Cost $21,008) ($ Thousands)                                          20,933
                                                                  --------------

WARRANTS -- 0.0%

                                                      Number of
                                                       Warrants
                                                 --------------
RUSSIA -- 0.0%
   Teorema Holding A, Expires 10/27/11                      136              92
   Teorema Holding B, Expires 10/27/11                      136              93
                                                                  --------------

Total Warrants (Cost $47) ($ Thousands)                                     185
                                                                  --------------

CASH EQUIVALENT -- 5.3%
   SEI Liquidity Fund, L.P., 3.650%* (H)
      (J)                                            54,447,728          54,448
                                                                  --------------

Total Cash Equivalent
   (Cost $54,448) ($ Thousands)                                          54,448
                                                                  --------------

Total Investments -- 97.8%
   (Cost $1,005,131)($ Thousands) +                               $   1,010,942
                                                                  ==============


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

--------------------------------------------------------------------------------
A summary of the outstanding forward foreign currency contracts held by the Fund at February 29, 2008, is as follows:
--------------------------------------------------------------------------------
                                                                   Unrealized
                      Currency                Currency            Appreciation
Maturity             to Deliver              To Receive          (Depreciation)
Date                 (Thousands)             (Thousands)          ($ Thousands)
--------------------------------------------------------------------------------
03/04/2008       BRL         39,992      USD         22,347           $  (1,387)
03/04/2008       USD         13,282      BRL         22,686                 182
03/06/2008       USD          5,800      CZK        100,449                 274
03/17/2008       USD          2,092      RUB         51,627                  55
03/26/2008       PZL         17,696      USD          7,200                (426)
03/26/2008       USD         10,329      PZL         27,008               1,311
03/27/2008       USD          1,100      AED          4,020                  (3)
04/01/2008       USD          2,000      AED          7,309                  (4)
04/02/2008       BRL         23,315      USD         13,815                  15
04/07/2008       KRW      1,908,060      USD          2,081                  48
04/07/2008       USD          4,100      CZK         71,111                 201
04/07/2008       USD          2,100      KRW      1,908,060                 (67)
04/09/2008       KZT        195,387      USD          1,570                 (40)
04/14/2008       USD          2,100      KRW      1,977,780                   7
04/17/2008       PZL         12,456      USD          4,900                (459)
04/17/2008       USD          4,405      PZL         10,627                 168
04/22/2008       USD          3,023      INR        119,370                 (34)
04/22/2008       USD            641      PHP         26,424                  10
04/22/2008       USD          4,445      SGD          6,347                 118
05/05/2008       USD          4,374      SGD          6,168                  63
05/13/2008       KRW      1,787,140      USD          1,900                  (5)
05/13/2008       USD          6,900      KRW      6,507,073                  34
05/28/2008       TRY          2,929      USD          2,400                  40
05/28/2008       USD          5,123      TRY          6,340                 (14)
07/10/2008       USD          1,774      RUB         43,500                  18
07/16/2008       EUR         13,498      USD         19,784                (596)
08/29/2008       USD          1,900      SGD          2,635                   2
                                                                      ----------
                                                                      $    (489)
                                                                      ==========

A summary of the open futures contracts held by the Fund at February 29, 2008, is as follows:
--------------------------------------------------------------------------------
                                  Number Of                         Unrealized
         Type of                  Contracts       Expiration       Appreciation
         Contract               Long/(Short)         Date         ($ Thousands)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. 5-Year Treasury Note            21            Jun-2008            $     49
U.S. Long Treasury Bond              42            Jun-2008                 169
                                                                      ----------
                                                                       $    218
                                                                      ==========

A summary of outstanding swap agreements held by the Fund at February 29, 2008, is as follows:

--------------------------------------------------------------------------------
                               Interest Rate Swaps
--------------------------------------------------------------------------------

                                                                    Notional     Net Unrealized
                                                    Expiration       Amount       Depreciation
Description                                            Date       (Thousands)     ($Thousands)
------------------------------------------------------------------------------------------------
Receive fixed rate of 10.650% and pay floating
   rate, rate based on BRL CDI Index.
   (Counterparty: Lehman Brothers)                    01/02/12   BBL     6,100   $         (158)
Receive fixed rate of 10.880% and pay floating
   rate, rate based on BRL CDI Index.
   (Counterparty: Lehman Brothers)                    01/02/12   BBL     4,400             (101)
Receive fixed rate of 11.0925% and pay floating
   rate, rate based on BRL CDI Index.
   (Counterparty: Lehman Brothers)                    01/02/12   BBL    11,800             (230)
Pay fixed rate of 10.630%, and receive floating
   rate, rate based on BRL CDI Index.
   (Counterparty: Deutsche Bank)                      01/02/12   BBL     4,572             (189)
                                                                                 ---------------
                                                                                 $         (678)
                                                                                 ---------------

------------------------------------------------------------------------------------------------
                                                                    Notional     Net Unrealized
                                                    Expiration       Amount       Depreciation
Description                                            Date       (Thousands)     ($Thousands)
------------------------------------------------------------------------------------------------
                                       Total Return Swaps
------------------------------------------------------------------------------------------------
Fund receives payment at maturity on the
   Nigerian NGN Index times the notional
   amount. Fund receives payment if the
   return on the spread appreciates over
   the payment period and pays if the return on
   the spread depreciates over the payment
   period. (Counterparty: Standard Bank)              12/16/08   NGN     9,152   $            4

Fund receives payment at maturity on the
   Brazilian CDI Index times the notional
   amount. Fund receives payment if the
   return on the spread appreciates over the
   payment period and pays if the return on
   the spread depreciates over the payment
   period. (Counterparty: Merrill Lynch               08/15/10   BRL       400               58

Fund receives payment at maturity on the
   Brazilian CDI Index times the notional
   amount. Fund receives payment if the
   return on the spread appreciates over the
   payment period and pays if the return on
   the spread depreciates over the payment
   period. (Counterparty: Goldman Sachs)              01/01/17   BRL     3,700             (172)

Fund receives payment at maturity on the
   Brazilian CDI Index times the notional
   amount. Fund receives payment if the
   return on the spread appreciates over the
   payment period and pays if the return on
   the spread depreciates over the payment
   period. (Counterparty: JPMorgan Chase)             05/15/11   BRL     1,577              225

Fund receives payment at maturity on the
   Brazilian CDI Index times the notional
   amount. Fund receives payment if the
   return on the spread appreciates over the
   payment period and pays if the return on
   the spread depreciates over the payment
   period. (Counterparty: JPMorgan Chase)             08/15/10   BRL     8,861              655

Fund receives payment at maturity on the
   Government of Indonesia 12.000%,
   09/15/11, times the notional
   amount. Fund receives payment if the
   return on the spread appreciates over the
   payment period and pays if the return on
   the spread depreciates over the payment
   period. (Counterparty: Deutsche Bank)              09/15/11   IDR 5,400,000              (18)

Fund receives payment at maturity on the
   Republic of Turkey, 16.000%,
   03/07/12, times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Credit Suisse First Boston)         03/07/12   TRY     3,650              268

Fund receives payment at maturity on the
   Government of Israel, 5.000%,
   03/31/13, times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: HSBC)                               03/31/13   ILS    15,069               66

Fund receives payment at maturity on the Nigerian
   Treasury Bond, 9.350%, 08/31/17 times the
   notional amount. Fund receives payment if the
   return on the spread appreciates over the
   payment period and pays if the return on the
   spread depreciates over the payment period.
   (Counterparty: UBS)                                08/31/17   NGN    48,340                4

Fund receives payment at maturity on the Oando,
   PLC Term Loan Credit Facility, times the
   notional amount. Fund receives payment if the
   return on the spread appreciates over the
   payment period and pays if the return on the
   spread depreciates over the payment period.
   (Counterparty: Merrill Lynch)                      03/02/10   NGN   229,710               21


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

February 29, 2008

------------------------------------------------------------------------------------------------
                                                                    Notional     Net Unrealized
                                                    Expiration       Amount       Depreciation
Description                                            Date       (Thousands)     ($ Thousands)
------------------------------------------------------------------------------------------------
Fund receives payment at maturity on the Oando,
   PLC Term Loan Credit Facility, times the
   notional amount. Fund receives payment if the
   return on the spread appreciates over the
   payment period and pays if the return on the
   spread depreciates over the payment period.
   (Counterparty: Merrill Lynch)                      02/23/10   NGN   229,710   $           21

Fund receives payment at maturity on the Osjc
   Zaporozh Term Loan Reference Obligation.
   Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on
   the spread depreciates over the payment period.
   (Counterparty: Merrill Lynch)                      12/31/10           2,200   $           71

Fund receives payment at maturity on the Solar
   Gardens Ltd. Term Loan Credit Facility.
   Fund receives payment if the return on
   the spread appreciates over the payment
   period and pays if the return on the
   spread depreciates over the payment
   period. (Counterparty: Merrill Lynch)              12/30/09   NGN   285,300               84
                                                                                 ---------------
                                                                                 $        1,287
                                                                                 ---------------

------------------------------------------------------------------------------------------------
                                      Credit Default Swap
------------------------------------------------------------------------------------------------
Fund receives quarterly payment of 0.3425%
   (1.370% per annum) times the notional
   amount of JSC Gazprom 8.625%,
   04/28/34. Upon a defined credit event,
   Fund pays the notional amount and takes
   receipt of the defined deliverable
   obligation (Counterparty: Credit Suisse
   First Boston)                                      08/20/16            (600)             (50)

Fund receives semi-annual payment of 2.875%
   (5.75% per annum) times the notional
   amount of Naftogaz Ukrainy, 8.125%
   09/30/09 Upon a defined credit event,
   Fund pays the notional amount and takes
   receipt of the defined deliverable
   obligation (Counterparty: Credit Suisse
   First Boston)                                      12/20/08            (940)              (2)

Fund receives semi-annual payment of 2.875%
   (5.75% per annum) times the notional
   amount of Naftogaz Ukrainy, 8.125%
   09/30/09 Upon a defined credit event,
   Fund pays the notional amount and takes
   receipt of the defined deliverable
   obligation (Counterparty: Credit Suisse
   First Boston)                                      12/20/09          (2,400)             (36)

Fund receives semi-annual payment of 2.8750%
   (5.750% per annum) times the notional
   amount of Naftogaz Ukrainy, 8.125%
   09/30/09 Upon a defined credit event,
   Fund pays the notional amount and takes
   receipt of the defined deliverable
   obligation (Counterparty: Credit Suisse
   First Boston)                                      12/20/11            (600)             (31)

Fund receives semi-annual payment of 0.692%
   (1.3833% per annum) times the notional
   amount of the Republic of Peru, 8.75%
   11/21/33. Upon a defined credit event,
   Fund pays the notional amount and takes
   receipt of the defined deliverable
   obligation (Counterparty:: Citigroup)              02/20/13          (5,000)             (16)

Fund receives semi-annual payment of 0.816%
   (1.632% per annum) times the notional
   amount of the Republic of Peru, 8.75%
   11/21/33. Upon a defined credit event,
   Fund pays the notional amount and takes
   receipt of the defined deliverable
   obligation (Counterparty:: Citigroup)              02/20/13          (5,600)              52

Fund receives payment at maturity on the
   Republic of Venezuela, 9.25%,
   09/15/27. Fund delivers payment if the
   return on the spread appreciates over the
   payment period and receives payment if
   the return on the spread depreciates over
   the payment period. (Counterparty: Credit
   Suisse First Boston)                               02/20/13           2,425               76

------------------------------------------------------------------------------------------------
                                                                    Notional     Net Unrealized
                                                    Expiration       Amount       Depreciation
Description                                            Date       (Thousands)     ($ Thousands)
------------------------------------------------------------------------------------------------
Fund receives payment at maturity on the
   Republic of Venezuela, 9.25%, 09/15/27.
   Fund delivers payment if the return
   on the spread appreciates over the payment
   period and receives payment if the
   return on the spread depreciates over
   the payment period. (Counterparty: UBS)            02/20/13           1,300   $           38

Fund receives payment at maturity on the
   Republic of Venezuela, 9.25%,
   09/15/27. Fund receives payment if the
   return on the spread appreciates over the
   payment period and pays if the return on
   the spread depreciates over the payment
   period. (Counterparty: Credit Suisse First
   Boston)                                            07/20/17         (13,500)  $       (2,318)
                                                                                 ---------------
                                                                                 $       (2,288)
                                                                                 ---------------

      Percentages are based on a Net Assets of $1,034,114 ($ Thousands)

*     Rate shown is the 7-day effective yield as of February 29, 2008

(1)   In U.S. Dollars unless otherwise indicated.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B) Step Bonds - The rate reflected is the effective yield on February 29, 2008. The coupon on a step bond changes on a specified date.

(C)   Security in default on interest payments.

(D) This security or a partial position of this security is on loan at February 29, 2008. The total value of securities on loan at February 29, 2008 was $51,055 ($ Thousands).

(E) Variable Rate Security - The rate reported is the rate in effect as of February 29, 2008. The date reported is the next reset date.

(F) Zero coupon security. The rate reported is the effective yield at time of purchase.

(G) Securities considered illiquid. The total value of such securities as of February 29, 2008 was $2,173 ($ Thousands) and represented 0.21% of Net Assets.

(H) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2008 was $55,380 ($ Thousands)

(I) All or a portion of this security has been pledged as collateral for open futures contracts.

(J)   Investment in Affiliated Security.

+ At February 29, 2008, the tax basis cost of the Fund's investments was $1,005,131 ($ Thousands), and the unrealized appreciation and depreciation were $25,818 ($ Thousands) and $(20,006) ($ Thousands) respectively.

      For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

AED -- United Arab Emirates Dirham
ARS -- Argentina Peso
BRL -- Brazilian Real
COP -- Chilean Peso
CZK -- Czech Koruna
EUR -- Euro
FLIRB -- Front Loaded Interest Reduction Bond
IDR -- Indonesian Rupiah
ILS -- Israel Shekel
INR -- India Rupee
KRW -- Korean Won
KZT -- Kazakhstan Tenge
L.P. -- Limited Partnership
MTN -- Medium Term Note
MXP -- Mexican Peso
MYR -- Malaysian Ringgit
NGN -- Nigerian Naira
PEI -- Peruvian Inca
PHP -- Philippine Peso
PZL -- Polish Zloty
RUB -- Russian Ruble


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

Ser -- Series
SGD -- Singapore Dollar
TRY -- New Turkish Lira
USD -- U.S. Dollar

Amounts designated as "--" are $0 or have been rounded to $0


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Real Return Plus Fund

February 29, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 96.7%
   U.S. Treasury Bills(B) (C)
         3.046%, 03/06/08                                 9,083   $       9,079
         3.053%, 04/17/08                                 3,052           3,044
   U.S. Treasury Bonds (D)
         0.875%, 04/15/10 to 04/15/2010                  37,874          38,993
         2.375%, 04/15/11 to 04/15/2011                  28,645          30,981
         2.000%, 07/15/14 to 01/15/2016                  67,524          73,267
         1.875%, 07/15/13 to 07/15/2015                  20,670          22,374
         2.500%, 07/15/16 to 07/15/2016                   8,929          10,052
   U.S. Treasury Notes (D)
         3.875%, 01/15/09                                 4,355           4,535
         4.250%, 01/15/10                                   529             578
         3.500%, 01/15/11                                   531             591
         3.375%, 01/15/12 to 01/15/2012                  11,915          13,520
         2.000%, 04/15/12 to 01/15/2014                  32,571          35,339
         3.000%, 07/15/12 to 07/15/2012                  12,220          13,800
         1.625%, 01/15/15 to 01/15/2018                  27,614          29,230
         2.500%, 07/15/16                                13,521          15,221
         2.375%, 01/15/17 to 01/15/2017                  19,406          21,655
         2.625%, 07/15/17                                   596             680
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $297,630) ($ Thousands)                                        322,939
                                                                  --------------

CASH EQUIVALENT -- 2.2%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 3.59%* (A)               7,442,903           7,443
                                                                  --------------

Total Cash Equivalent
   (Cost $7,443) ($ Thousands)                                            7,443
                                                                  --------------

Total Investments -- 98.9%
   (Cost $305,073)($ Thousands) +                                 $     330,382
                                                                  ==============

--------------------------------------------------------------------------------
A summary of the outstanding forward foreign currency contracts held by the Fund at February 29, 2008, is as follows:
--------------------------------------------------------------------------------
                                                                     Unrealized
                      Currency                Currency             Appreciation
Maturity             to Deliver               to Receive         (Depreciation)
Date                ($ Thousands)           ($ Thousands)         ($ Thousands)
--------------------------------------------------------------------------------

03/19/2008       AUD         27,374      USD         24,121      $       (1,419)
03/19/2008       CAD         30,419      USD         30,363                (691)
03/19/2008       CHF         35,352      USD         31,852              (2,032)
03/19/2008       DKK             86      USD             17                  (1)
03/19/2008       EUR         20,302      USD         29,772              (1,027)
03/19/2008       GBP         11,625      USD         23,090                  (4)
03/19/2008       JPY      2,778,784      USD         25,331              (1,397)
03/19/2008       NZD         34,584      USD         26,717                (926)
03/19/2008       SEK         74,005      USD         11,536                (451)
03/19/2008       USD         17,118      AUD         19,334                 922
03/19/2008       USD         22,941      CAD         23,120                 662
03/19/2008       USD         37,809      CHF         41,805               2,259
03/19/2008       USD            494      DKK          2,509                  17
03/19/2008       USD         29,496      EUR         20,009                 860
03/19/2008       USD         24,504      GBP         12,277                (115)
03/19/2008       USD         26,240      JPY      2,826,684                 949
03/19/2008       USD          5,583      NOK         29,896                 142
03/19/2008       USD         18,592      NZD         24,259                 798
03/19/2008       USD         17,751      SEK        112,858                 530

--------------------------------------------------------------------------------
                                                                     Unrealized
                      Currency                Currency             Appreciation
Maturity             to Deliver              to Receive          (Depreciation)
Date                ($ Thousands)           ($ Thousands)         ($ Thousands)
--------------------------------------------------------------------------------

03/19/2008       USD         17,027      SGD         24,329      $          440
                                                                 ---------------
                                                                 $         (484)
                                                                 ===============

A summary of the open futures contracts held by the Fund at February 29, 2008, is as follows:
--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                                                  APPRECIATION
           TYPE OF                 NUMBER OF      EXPIRATION     (DEPRECIATION)
           CONTRACT                CONTRACTS         DATE         ($ THOUSANDS)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Amsterdam Index                            4        Mar-2008          $      (3)
Australian 10 Year Bond Index           (194)       Mar-2008                 39
CAC40 10 Euro                            (28)       Mar-2008                 48
Canadian 10 Year Bond Index              (79)       Jun-2008               (125)
DAX Index                                  2        Mar-2008                210
DJ Euro Stoxx Index                      (21)       Mar-2008                171
Euro-Bond                               (120)       Jun-2008               (247)
Euro-Schatz                              (66)       Jun-2008                (53)
FTSE 100 Index                            12        Mar-2008               (121)
Hang Seng Index                           62        Mar-2008                262
IBEX Index                               (32)       Mar-2008                  9
Japan 10 Year Bond Index                  (3)       Mar-2008                 79
Long Gilt 10 Year Index                   64        Jun-2008                270
S&P 500 Index                             34        Mar-2008             (1,094)
S&P/MIB Index                              3        Mar-2008                (71)
S&P/TSE 60 Index                         (40)       Mar-2008                 50
SPI 200 Index                            (17)       Mar-2008                234
Topix Index                               26        Mar-2008               (382)
U.S. 10 Year Treasury Note               134        Jun-2008                381
U.S. 2 Year Treasury Note                  5        Jul-2008                  9
U.S. Long Treasury Bond                  154        Jun-2008                578
                                                                      ----------
                                                                      $     244
                                                                      ==========

      Percentages are based on a Net Assets of $333,906 ($ Thousands)

*     Rate shown is the 7-day effective yield as of February 29, 2008

(A)   Investment in Affiliated Security.

(B) All or a portion of this security has been pledged as collateral for open futures contracts.

(C)   The rate reported is the effective yield at time of purchase.

(D)   Treasury Inflation Index Notes

AUD   Australian Dollar

CAD   Canadian Dollar

CHF   Swiss Franc

Cl    Class

DKK   Danish Krone

EUR   Euro

GBP   British Pound Sterling

JPY   Japanese Yen

NOK   Norwegian Krone

NZD   New Zealand Dollar

SEK   Swedish Krona

SGD   Singapore Dollar

USD   U.S. Dollar

+ At February 29, 2008, the tax basis cost of the Fund's investments was $305,073 ($ Thousands), and the unrealized appreciation and depreciation were $25,309 ($ Thousands) and $(0) ($ Thousands) respectively.

      For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


--------------------------------------------------------------------------------
    SEI Institutional Investments Trust / Quarterly Holdings / February 29, 2008

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           SEI Institutional Investments Trust


By (Signature and Title)*              /s/ Robert A. Nesher
                                       ---------------------------------
                                       Robert A. Nesher, President & CEO

Date:  April 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Robert A. Nesher
                                       ---------------------------------
                                       Robert A. Nesher, President & CEO

Date:  April 29, 2008


By (Signature and Title)*              /s/ Stephen F. Panner
                                       ---------------------------------
                                       Stephen F. Panner, Controller & CFO

Date:  April 29, 2008

* Print the name and title of each signing officer under his or her signature.